UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2011 to February 29, 2012

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 — 12-14 Regulation S-X are as follows:

Ultra QQQ®

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 27.5%
	Consumer Discretionary - 4.1%

24,988	Amazon.com, Inc.*	$4,490,094
7,151	Apollo Group, Inc., Class A*	304,919
13,444	Bed Bath & Beyond, Inc.*	803,145
114,983	Comcast Corp., Class A	3,378,201
8,113	Ctrip.com International Ltd. (ADR)*	222,053
38,772	DIRECTV, Class A*	1,795,919
6,542	Dollar Tree, Inc.*	579,032
6,633	Expedia, Inc.	225,854
3,439	Fossil, Inc.*	419,489
10,670	Garmin Ltd.	503,517
30,838	Liberty Interactive Corp., Class A*	578,521
18,607	Mattel, Inc.	603,611
3,040	Netflix, Inc.*	336,619
94,629	News Corp., Class A	1,880,278
7,053	O’Reilly Automotive, Inc.*	610,084
2,736	priceline.com, Inc.*	1,715,527
12,703	Ross Stores, Inc.	677,451
5,875	Sears Holdings Corp.*	409,252
206,082	Sirius XM Radio, Inc.*	465,745
38,433	Staples, Inc.	563,428
40,957	Starbucks Corp.	1,988,872
16,537	Virgin Media, Inc.	416,732
5,529	Wynn Resorts Ltd.	655,408
		23,623,751
	Consumer Staples - 0.7%

23,814	Costco Wholesale Corp.	2,049,433
8,496	Green Mountain Coffee Roasters, Inc.*	551,985
9,571	Monster Beverage Corp.*	547,366
9,864	Whole Foods Market, Inc.	796,419
		3,945,203
	Health Care - 3.0%

10,174	Alexion Pharmaceuticals, Inc.*	851,869
48,164	Amgen, Inc.	3,272,744
13,349	Biogen Idec, Inc.*	1,554,758
24,392	Celgene Corp.*	1,788,544
9,309	Cerner Corp.*	687,284
7,780	DENTSPLY International, Inc.	300,930
26,676	Express Scripts, Inc.*	1,422,631
41,273	Gilead Sciences, Inc.*	1,877,922
4,967	Henry Schein, Inc.*	367,657
2,142	Intuitive Surgical, Inc.*	1,095,890
9,791	Life Technologies Corp.*	463,212
23,437	Mylan, Inc.*	549,363
5,122	Perrigo Co.	527,873
38,460	Teva Pharmaceutical Industries Ltd. (ADR)	1,723,393
11,462	Vertex Pharmaceuticals, Inc.*	446,101
13,962	Warner Chilcott plc, Class A*	233,584
		17,163,755
	Industrials - 0.6%

9,023	C.H. Robinson Worldwide, Inc.	597,052
11,651	Expeditors International of Washington, Inc.	508,333
16,223	Fastenal Co.	854,628
19,685	PACCAR, Inc.	905,707
4,676	Stericycle, Inc.*	405,736
		3,271,456
	Information Technology - 18.8%

62,875	Activision Blizzard, Inc.	751,356
26,974	Adobe Systems, Inc.*	887,175
9,860	Akamai Technologies, Inc.*	354,960
17,631	Altera Corp.	677,912
51,072	Apple, Inc.*	27,703,496
72,398	Applied Materials, Inc.	886,152
12,452	Autodesk, Inc.*	471,308
26,852	Automatic Data Processing, Inc.	1,458,601
13,509	Avago Technologies Ltd.	508,074
14,902	Baidu, Inc. (ADR)*	2,037,103
9,353	BMC Software, Inc.*	350,176
26,706	Broadcom Corp., Class A*	992,128
27,111	CA, Inc.	732,810
11,406	Check Point Software Technologies Ltd.*	663,373
295,395	Cisco Systems, Inc.	5,872,453
10,247	Citrix Systems, Inc.*	765,861
16,600	Cognizant Technology Solutions Corp., Class A*	1,177,770
98,715	Dell, Inc.*	1,707,770
70,935	eBay, Inc.*	2,535,217
18,210	Electronic Arts, Inc.*	297,369
4,367	F5 Networks, Inc.*	545,700
4,750	First Solar, Inc.*	153,425
7,741	Fiserv, Inc.*	513,228
39,187	Flextronics International Ltd.*	276,268
14,066	Google, Inc., Class A*	8,696,305
4,287	Infosys Ltd. (ADR)	247,274
279,798	Intel Corp.	7,520,970
16,351	Intuit, Inc.	945,742
9,160	KLA-Tencor Corp.	443,344
6,569	Lam Research Corp.*	273,927
12,516	Linear Technology Corp.	419,036
33,284	Marvell Technology Group Ltd.*	499,260
16,028	Maxim Integrated Products, Inc.	447,021
10,501	Microchip Technology, Inc.	378,771
54,265	Micron Technology, Inc.*	463,966
462,237	Microsoft Corp.	14,671,402
20,244	NetApp, Inc.*	870,492
16,526	Nuance Communications, Inc.*	428,354
33,556	NVIDIA Corp.*	508,373
277,192	Oracle Corp.	8,113,410
19,912	Paychex, Inc.	623,246
92,369	QUALCOMM, Inc.	5,743,504
28,612	Research In Motion Ltd.*	405,432
13,204	SanDisk Corp.*	653,070
25,543	Seagate Technology plc	670,759
40,504	Symantec Corp.*	722,591
8,741	VeriSign, Inc.	322,980
14,422	Xilinx, Inc.	532,605
68,151	Yahoo!, Inc.*	1,010,679
		107,932,198
	Materials - 0.1%

3,169	Randgold Resources Ltd. (ADR)	363,579
6,619	Sigma-Aldrich Corp.	475,178
		838,757
	Telecommunication Services - 0.2%

50,474	Vodafone Group plc (ADR)	1,367,341

	Total Common Stocks (Cost $159,566,174)	158,142,461

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.1%
	Federal Home Loan Bank
$14,932,017	0.00%, due 03/01/12	$14,932,017
578,670	0.03%, due 03/01/12	578,670
	U.S. Treasury Bills
25,381,000	0.00%, due 03/01/12	25,381,000
5,980,000	0.00%, due 05/24/12	5,978,667
	Total U.S. Government & Agency Securities (Cost $46,870,354)	46,870,354

	Repurchase Agreements (a)(b) - 48.7%
280,060,195	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $280,061,350	280,060,195
	Total Repurchase Agreements (Cost $280,060,195)	280,060,195

	Total Investment Securities (Cost $486,496,723) — 84.3%	485,073,010
	Other assets less liabilities — 15.7%	90,246,955
	Net Assets — 100.0%	$575,319,965

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $109,415,260.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,576,783
Aggregate gross unrealized depreciation	(15,777,907)
Net unrealized depreciation	$(3,201,124)
Federal income tax cost of investments	$488,274,134

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100 Futures Contracts	2,144	03/16/12	$112,474,240	$11,767,431

Cash collateral in the amount of $7,589,760 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$70,317,959	$2,306,734

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	113,384,027	5,049,111

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	34,632,067	1,291,986

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	33,973,071	1,397,297

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	41,527,201	2,068,606

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	33,590,454	1,279,783

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	460,293,228	47,530,633

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	92,307,853	10,753,254

		$71,677,404

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 40.9%
	Consumer Discretionary - 4.5%

61,956	Home Depot, Inc. (The)	$2,947,247
61,956	McDonald’s Corp.	6,150,992
61,956	Walt Disney Co. (The)	2,601,532
		11,699,771
	Consumer Staples - 5.6%

61,956	Coca-Cola Co. (The)	4,328,246
61,956	Kraft Foods, Inc., Class A	2,358,665
61,956	Procter & Gamble Co. (The)	4,183,269
61,956	Wal-Mart Stores, Inc.	3,660,361
		14,530,541
	Energy - 4.7%

61,956	Chevron Corp.	6,760,639
61,956	Exxon Mobil Corp.	5,359,194
		12,119,833
	Financials - 3.8%

61,956	American Express Co.	3,276,853
61,956	Bank of America Corp.	493,789
61,956	JPMorgan Chase & Co.	2,431,154
61,956	Travelers Cos., Inc. (The)	3,591,589
		9,793,385
	Health Care - 3.0%

61,956	Johnson & Johnson	4,032,096
61,956	Merck & Co., Inc.	2,364,861
61,956	Pfizer, Inc.	1,307,272
		7,704,229
	Industrials - 9.1%

61,956	3M Co.	5,427,345
61,956	Boeing Co. (The)	4,643,602
61,956	Caterpillar, Inc.	7,075,995
61,956	General Electric Co.	1,180,262
61,956	United Technologies Corp.	5,196,250
		23,523,454
	Information Technology - 7.2%

61,956	Cisco Systems, Inc.	1,231,685
61,956	Hewlett-Packard Co.	1,568,106
61,956	Intel Corp.	1,665,377
61,956	International Business Machines Corp.	12,188,604
61,956	Microsoft Corp.	1,966,484
		18,620,256
	Materials - 1.4%

61,956	Alcoa, Inc.	630,092
61,956	E.I. du Pont de Nemours & Co.	3,150,463
		3,780,555
	Telecommunication Services - 1.6%

61,956	AT&T, Inc.	1,895,234
61,956	Verizon Communications, Inc.	2,361,143
		4,256,377
	Total Common Stocks (Cost $107,423,414)	106,028,401

Principal Amount
	U.S. Government & Agency Securities (a) - 11.9%
	Federal Home Loan Bank
$5,682,668	0.00%, due 03/01/12	5,682,668
220,224	0.03%, due 03/01/12	220,224
	U.S. Treasury Bills
17,524,000	0.00%, due 03/01/12	17,524,000
7,479,000	0.00%, due 05/24/12	7,477,333
	Total U.S. Government & Agency Securities (Cost $30,904,225)	30,904,225

	Repurchase Agreements (a)(b) - 41.8%
108,546,060	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $108,546,508	108,546,060
	Total Repurchase Agreements (Cost $108,546,060)	108,546,060

	Total Investment Securities (Cost $246,873,699) — 94.6%	245,478,686
	Other assets less liabilities — 5.4%	13,994,206
	Net Assets — 100.0%	$259,472,892

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $60,270,966.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,617,921
Aggregate gross unrealized depreciation	(5,012,934)
Net unrealized depreciation	$(1,395,013)
Federal income tax cost of investments	$246,873,699

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	562	03/16/12	$36,361,400	$1,405,675

Cash collateral in the amount of $2,160,500 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$36,410,974	$504,277

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	155,953,769	1,759,334

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	26,231,716	295,923

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	22,437,785	271,631

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	50,773,557	582,828

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	40,010,359	1,977,181

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	44,723,408	3,024,480

		$8,415,654

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 54.9%
	Consumer Discretionary - 6.0%

5,590	Abercrombie & Fitch Co., Class A	$255,966
23,741	Amazon.com, Inc.*	4,266,020
7,562	Apollo Group, Inc., Class A*	322,444
3,106	AutoNation, Inc.*	105,852
1,820	AutoZone, Inc.*	681,554
15,646	Bed Bath & Beyond, Inc.*	934,692
19,124	Best Buy Co., Inc.	472,363
4,291	Big Lots, Inc.*	188,160
7,170	BorgWarner, Inc.*	593,963
14,405	Cablevision Systems Corp., Class A	204,983
14,781	CarMax, Inc.*	453,629
29,495	Carnival Corp.	893,404
42,686	CBS Corp. (Non-Voting), Class B	1,276,311
2,049	Chipotle Mexican Grill, Inc.*	799,561
19,027	Coach, Inc.	1,423,981
177,655	Comcast Corp., Class A	5,219,504
18,136	D.R. Horton, Inc.	260,070
8,585	Darden Restaurants, Inc.	437,749
3,934	DeVry, Inc.	139,775
45,991	DIRECTV, Class A*	2,130,303
17,214	Discovery Communications, Inc., Class A*	803,033
7,769	Dollar Tree, Inc.*	687,634
6,180	Expedia, Inc.	210,429
7,666	Family Dollar Stores, Inc.	413,887
247,739	Ford Motor Co.	3,067,009
9,027	GameStop Corp., Class A	205,635
15,544	Gannett Co., Inc.	230,673
22,608	Gap, Inc. (The)	528,123
10,154	Genuine Parts Co.	636,453
15,936	Goodyear Tire & Rubber Co. (The)*	204,937
19,080	H&R Block, Inc.	311,004
15,166	Harley-Davidson, Inc.	706,432
4,567	Harman International Industries, Inc.	224,377
7,581	Hasbro, Inc.	267,761
100,488	Home Depot, Inc. (The)	4,780,214
19,426	International Game Technology	291,779
30,066	Interpublic Group of Cos., Inc. (The)	352,374
9,311	J.C. Penney Co., Inc.	368,716
44,347	Johnson Controls, Inc.	1,447,043
16,517	Kohl’s Corp.	820,565
9,049	Leggett & Platt, Inc.	204,779
10,475	Lennar Corp., Class A	244,906
16,037	Limited Brands, Inc.	746,202
81,682	Lowe’s Cos., Inc.	2,318,135
27,354	Macy’s, Inc.	1,038,631
17,465	Marriott International, Inc., Class A	616,165
22,090	Mattel, Inc.	716,600
66,712	McDonald’s Corp.	6,623,167
18,121	McGraw-Hill Cos., Inc. (The)	843,351
3,604	Netflix, Inc.*	399,071
18,881	Newell Rubbermaid, Inc.	345,522
142,978	News Corp., Class A	2,840,973
24,190	NIKE, Inc., Class B	2,610,585
10,552	Nordstrom, Inc.	565,798
18,001	Omnicom Group, Inc.	889,969
8,377	O’Reilly Automotive, Inc.*	724,611
3,262	priceline.com, Inc.*	2,045,339
21,954	PulteGroup, Inc.*	193,634
4,200	Ralph Lauren Corp.	729,666
15,053	Ross Stores, Inc.	802,777
6,360	Scripps Networks Interactive, Inc., Class A	287,472
2,508	Sears Holdings Corp.*	174,707
45,600	Staples, Inc.	668,496
48,574	Starbucks Corp.	2,358,753
12,514	Starwood Hotels & Resorts Worldwide, Inc.	674,505
43,765	Target Corp.	2,481,038
8,270	Tiffany & Co.	537,633
20,801	Time Warner Cable, Inc.	1,650,351
65,253	Time Warner, Inc.	2,428,064
49,156	TJX Cos., Inc.	1,799,601
6,180	TripAdvisor, Inc.*	199,181
7,242	Urban Outfitters, Inc.*	205,600
5,678	VF Corp.	829,272
35,994	Viacom, Inc., Class B	1,714,034
117,135	Walt Disney Co. (The)	4,918,499
279	Washington Post Co. (The), Class B	109,898
4,985	Whirlpool Corp.	376,716
9,957	Wyndham Worldwide Corp.	438,008
5,155	Wynn Resorts Ltd.	611,074
30,000	Yum! Brands, Inc.	1,987,200
		87,568,345
	Consumer Staples - 5.9%

134,046	Altria Group, Inc.	4,034,785
43,533	Archer-Daniels-Midland Co.	1,358,230
28,088	Avon Products, Inc.	524,965
10,135	Beam, Inc.	558,236
6,572	Brown-Forman Corp., Class B	536,604
11,681	Campbell Soup Co.	389,211
8,593	Clorox Co. (The)	580,973
148,081	Coca-Cola Co. (The)	10,344,939
20,339	Coca-Cola Enterprises, Inc.	587,797
31,556	Colgate-Palmolive Co.	2,940,388
27,001	ConAgra Foods, Inc.	708,776
11,355	Constellation Brands, Inc., Class A*	247,993
28,242	Costco Wholesale Corp.	2,430,506
84,872	CVS Caremark Corp.	3,827,727
11,996	Dean Foods Co.*	147,071
13,982	Dr. Pepper Snapple Group, Inc.	532,015
14,552	Estee Lauder Cos., Inc. (The), Class A	851,874
41,934	General Mills, Inc.	1,606,491
20,894	H. J. Heinz Co.	1,101,323
9,988	Hershey Co. (The)	606,272
8,980	Hormel Foods Corp.	255,661
7,438	J.M. Smucker Co. (The)	560,230
16,173	Kellogg Co.	846,656
25,712	Kimberly-Clark Corp.	1,873,891
115,185	Kraft Foods, Inc., Class A	4,385,093
38,918	Kroger Co. (The)	925,859
8,796	Lorillard, Inc.	1,152,980
8,666	McCormick & Co., Inc. (Non-Voting)	437,200
13,255	Mead Johnson Nutrition Co.	1,030,576
10,263	Molson Coors Brewing Co., Class B	450,956
101,920	PepsiCo, Inc.	6,414,845
113,236	Philip Morris International, Inc.	9,457,471
179,377	Procter & Gamble Co. (The)	12,111,535
22,037	Reynolds American, Inc.	924,011

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
22,152	Safeway, Inc.	$475,160
38,523	Sara Lee Corp.	780,091
13,802	SUPERVALU, Inc.	90,127
38,481	Sysco Corp.	1,132,111
19,039	Tyson Foods, Inc., Class A	360,027
57,961	Walgreen Co.	1,921,987
113,822	Wal-Mart Stores, Inc.	6,724,604
10,407	Whole Foods Market, Inc.	840,261
		87,067,508
	Energy - 6.6%

14,339	Alpha Natural Resources, Inc.*	266,132
32,465	Anadarko Petroleum Corp.	2,730,956
25,034	Apache Corp.	2,701,920
28,445	Baker Hughes, Inc.	1,430,215
13,659	Cabot Oil & Gas Corp.	476,426
16,007	Cameron International Corp.*	891,750
42,977	Chesapeake Energy Corp.	1,074,425
129,838	Chevron Corp.	14,167,923
86,551	ConocoPhillips	6,625,479
14,805	CONSOL Energy, Inc.	530,315
25,922	Denbury Resources, Inc.*	516,107
26,369	Devon Energy Corp.	1,933,111
4,542	Diamond Offshore Drilling, Inc.	310,991
50,254	El Paso Corp.	1,397,564
17,537	EOG Resources, Inc.	1,996,763
9,747	EQT Corp.	516,786
312,344	Exxon Mobil Corp.	27,017,756
15,543	FMC Technologies, Inc.*	783,833
59,992	Halliburton Co.	2,195,107
6,986	Helmerich & Payne, Inc.	428,242
19,421	Hess Corp.	1,260,811
45,903	Marathon Oil Corp.	1,555,653
23,236	Marathon Petroleum Corp.	965,456
12,644	Murphy Oil Corp.	808,457
18,747	Nabors Industries Ltd.*	408,310
27,613	National Oilwell Varco, Inc.	2,278,901
8,650	Newfield Exploration Co.*	311,400
16,468	Noble Corp.*	661,684
11,419	Noble Energy, Inc.	1,115,065
52,925	Occidental Petroleum Corp.	5,523,782
17,658	Peabody Energy Corp.	615,911
7,964	Pioneer Natural Resources Co.	873,173
11,538	QEP Resources, Inc.	393,907
10,214	Range Resources Corp.	650,427
8,150	Rowan Cos., Inc.*	300,490
87,483	Schlumberger Ltd.	6,789,556
22,644	Southwestern Energy Co.*	748,611
42,405	Spectra Energy Corp.	1,330,669
6,980	Sunoco, Inc.	269,637
9,251	Tesoro Corp.*	245,429
36,493	Valero Energy Corp.	893,714
38,434	Williams Cos., Inc. (The)	1,148,408
12,833	WPX Energy, Inc.*	233,047
		97,374,299
	Financials - 7.8%

21,952	ACE Ltd.	1,574,178
30,429	Aflac, Inc.	1,437,770
32,931	Allstate Corp. (The)	1,035,021
65,890	American Express Co.	3,484,922
28,479	American International Group, Inc.*	832,156
25,610	American Tower Corp. (REIT)	1,602,674
14,768	Ameriprise Financial, Inc.	823,464
21,092	Aon Corp.	987,317
7,865	Apartment Investment & Management Co., Class A (REIT)	195,367
5,999	Assurant, Inc.	254,778
6,189	AvalonBay Communities, Inc. (REIT)	802,528
660,813	Bank of America Corp.	5,266,680
79,075	Bank of New York Mellon Corp. (The)	1,748,348
45,459	BB&T Corp.	1,329,676
114,612	Berkshire Hathaway, Inc., Class B*	8,991,311
6,545	BlackRock, Inc.	1,302,455
9,628	Boston Properties, Inc. (REIT)	977,723
29,962	Capital One Financial Corp.	1,516,077
21,130	CBRE Group, Inc., Class A*	387,313
70,373	Charles Schwab Corp. (The)	976,777
18,131	Chubb Corp. (The)	1,232,183
10,581	Cincinnati Financial Corp.	372,134
190,596	Citigroup, Inc.	6,350,659
4,338	CME Group, Inc.	1,255,808
12,950	Comerica, Inc.	384,486
35,841	Discover Financial Services	1,075,588
16,557	E*Trade Financial Corp.*	159,444
19,333	Equity Residential (REIT)	1,099,854
6,004	Federated Investors, Inc., Class B	123,022
59,969	Fifth Third Bancorp	816,178
17,200	First Horizon National Corp.	161,680
9,475	Franklin Resources, Inc.	1,117,008
32,031	Genworth Financial, Inc., Class A*	291,162
32,090	Goldman Sachs Group, Inc. (The)	3,694,843
29,055	Hartford Financial Services Group, Inc.	601,729
26,547	HCP, Inc. (REIT)	1,048,606
13,547	Health Care REIT, Inc. (REIT)	737,499
46,063	Host Hotels & Resorts, Inc. (REIT)	726,874
34,389	Hudson City Bancorp, Inc.	235,565
56,323	Huntington Bancshares, Inc./OH	329,208
4,749	IntercontinentalExchange, Inc.*	655,172
29,392	Invesco Ltd.	728,040
247,725	JPMorgan Chase & Co.	9,720,729
62,116	KeyCorp	503,140
26,566	Kimco Realty Corp. (REIT)	488,283
8,101	Legg Mason, Inc.	221,886
12,913	Leucadia National Corp.	367,891
19,669	Lincoln National Corp.	488,578
19,890	Loews Corp.	778,495
8,180	M&T Bank Corp.	667,652
35,079	Marsh & McLennan Cos., Inc.	1,094,465
68,980	MetLife, Inc.	2,659,179
12,726	Moody’s Corp.	491,351
96,758	Morgan Stanley	1,793,893
8,310	NASDAQ OMX Group, Inc. (The)*	218,885
15,709	Northern Trust Corp.	697,637
17,069	NYSE Euronext	508,144
23,533	People’s United Financial, Inc.	296,280
10,504	Plum Creek Timber Co., Inc. (REIT)	411,337
34,312	PNC Financial Services Group, Inc.	2,042,250
19,888	Principal Financial Group, Inc.	550,102

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
40,207	Progressive Corp. (The)	$861,234
29,874	ProLogis, Inc. (REIT)	1,005,559
30,770	Prudential Financial, Inc.	1,881,893
9,245	Public Storage (REIT)	1,239,477
82,099	Regions Financial Corp.	472,890
19,156	Simon Property Group, Inc. (REIT)	2,595,255
33,161	SLM Corp.	522,617
32,073	State Street Corp.	1,354,443
35,008	SunTrust Banks, Inc.	803,784
16,455	T. Rowe Price Group, Inc.	1,013,463
6,639	Torchmark Corp.	321,593
26,926	Travelers Cos., Inc. (The)	1,560,900
124,356	U.S. Bancorp	3,656,066
19,062	Unum Group	439,379
18,782	Ventas, Inc. (REIT)	1,050,289
12,036	Vornado Realty Trust (REIT)	983,702
343,651	Wells Fargo & Co.	10,752,840
34,952	Weyerhaeuser Co. (REIT)	730,147
20,893	XL Group plc	434,574
12,048	Zions Bancorp.	228,912
		114,632,471
	Health Care - 6.2%

101,557	Abbott Laboratories	5,749,142
23,606	Aetna, Inc.	1,103,817
22,628	Agilent Technologies, Inc.*	987,033
19,891	Allergan, Inc.	1,782,035
16,845	AmerisourceBergen Corp.	629,161
51,714	Amgen, Inc.	3,513,966
36,755	Baxter International, Inc.	2,136,568
14,025	Becton, Dickinson and Co.	1,068,985
15,839	Biogen Idec, Inc.*	1,844,768
96,614	Boston Scientific Corp.*	600,939
110,484	Bristol-Myers Squibb Co.	3,554,270
5,581	C.R. Bard, Inc.	522,493
22,518	Cardinal Health, Inc.	935,623
14,611	CareFusion Corp.*	377,110
28,965	Celgene Corp.*	2,123,859
9,488	Cerner Corp.*	700,499
18,606	Cigna Corp.	820,711
9,401	Coventry Health Care, Inc.*	307,319
31,440	Covidien plc	1,642,740
6,094	DaVita, Inc.*	527,436
9,228	DENTSPLY International, Inc.	356,939
7,443	Edwards Lifesciences Corp.*	544,307
66,414	Eli Lilly & Co.	2,606,085
31,722	Express Scripts, Inc.*	1,691,734
17,396	Forest Laboratories, Inc.*	565,718
48,995	Gilead Sciences, Inc.*	2,229,273
10,738	Hospira, Inc.*	382,488
10,651	Humana, Inc.	927,702
2,536	Intuitive Surgical, Inc.*	1,297,468
178,053	Johnson & Johnson	11,587,689
6,462	Laboratory Corp. of America Holdings*	580,869
11,622	Life Technologies Corp.*	549,837
16,028	McKesson Corp.	1,338,498
25,236	Medco Health Solutions, Inc.*	1,705,701
68,774	Medtronic, Inc.	2,621,665
198,713	Merck & Co., Inc.	7,584,875
27,789	Mylan, Inc.*	651,374
6,302	Patterson Cos., Inc.	201,160
7,366	PerkinElmer, Inc.	198,882
6,064	Perrigo Co.	624,956
501,159	Pfizer, Inc.	10,574,455
10,275	Quest Diagnostics, Inc.	596,464
20,819	St. Jude Medical, Inc.	876,896
21,202	Stryker Corp.	1,137,275
28,331	Tenet Healthcare Corp.*	160,070
24,669	Thermo Fisher Scientific, Inc.*	1,396,759
69,476	UnitedHealth Group, Inc.	3,873,287
7,344	Varian Medical Systems, Inc.*	479,196
5,839	Waters Corp.*	523,174
8,285	Watson Pharmaceuticals, Inc.*	483,181
22,690	WellPoint, Inc.	1,489,145
11,665	Zimmer Holdings, Inc.*	708,649
		91,474,245
	Industrials - 5.9%

45,688	3M Co.	4,002,269
6,857	Avery Dennison Corp.	209,139
48,470	Boeing Co. (The)	3,632,827
10,688	C.H. Robinson Worldwide, Inc.	707,225
42,143	Caterpillar, Inc.	4,813,152
7,190	Cintas Corp.	277,246
10,294	Cooper Industries plc	630,199
68,457	CSX Corp.	1,438,282
12,580	Cummins, Inc.	1,516,771
37,126	Danaher Corp.	1,961,367
26,960	Deere & Co.	2,235,793
12,070	Dover Corp.	772,721
3,146	Dun & Bradstreet Corp. (The)	260,017
21,794	Eaton Corp.	1,137,429
47,963	Emerson Electric Co.	2,413,019
7,877	Equifax, Inc.	331,149
13,845	Expeditors International of Washington, Inc.	604,057
19,253	Fastenal Co.	1,014,248
20,671	FedEx Corp.	1,860,183
3,623	Flowserve Corp.	429,579
11,043	Fluor Corp.	667,881
23,201	General Dynamics Corp.	1,699,009
688,294	General Electric Co.	13,112,001
8,174	Goodrich Corp.	1,029,679
50,434	Honeywell International, Inc.	3,004,353
31,499	Illinois Tool Works, Inc.	1,754,179
20,355	Ingersoll-Rand plc	811,757
12,093	Iron Mountain, Inc.	375,488
8,358	Jacobs Engineering Group, Inc.*	386,307
6,848	Joy Global, Inc.	595,502
6,515	L-3 Communications Holdings, Inc.	457,679
17,293	Lockheed Martin Corp.	1,528,874
23,326	Masco Corp.	277,113
21,918	Norfolk Southern Corp.	1,510,150
17,032	Northrop Grumman Corp.	1,018,684
23,349	PACCAR, Inc.	1,074,287
7,497	Pall Corp.	475,685
9,864	Parker Hannifin Corp.	885,886
13,041	Pitney Bowes, Inc.	236,433
9,393	Precision Castparts Corp.	1,572,670
13,695	Quanta Services, Inc.*	286,226
12,222	R.R. Donnelley & Sons Co.	168,908
22,575	Raytheon Co.	1,140,489
20,503	Republic Services, Inc.	611,604
9,315	Robert Half International, Inc.	264,825
9,269	Rockwell Automation, Inc.	741,335
9,858	Rockwell Collins, Inc.	584,481
6,285	Roper Industries, Inc.	575,203
3,315	Ryder System, Inc.	176,457
3,779	Snap-on, Inc.	231,010
50,767	Southwest Airlines Co.	455,888

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,014	Stanley Black & Decker, Inc.	$845,875
5,569	Stericycle, Inc.*	483,222
18,140	Textron, Inc.	499,031
30,137	Tyco International Ltd.	1,561,699
31,488	Union Pacific Corp.	3,471,552
62,883	United Parcel Service, Inc., Class B	4,835,074
59,036	United Technologies Corp.	4,951,349
3,947	W.W. Grainger, Inc.	819,910
30,003	Waste Management, Inc.	1,049,505
12,033	Xylem, Inc.	312,617
		86,786,549
	Information Technology - 11.1%

41,784	Accenture plc, Class A	2,487,819
32,028	Adobe Systems, Inc.*	1,053,401
38,163	Advanced Micro Devices, Inc.*	280,498
11,689	Akamai Technologies, Inc.*	420,804
20,894	Altera Corp.	803,374
10,822	Amphenol Corp., Class A	605,599
19,416	Analog Devices, Inc.	761,301
60,609	Apple, Inc.*	32,876,746
85,125	Applied Materials, Inc.	1,041,930
14,802	Autodesk, Inc.*	560,256
31,852	Automatic Data Processing, Inc.	1,730,201
11,094	BMC Software, Inc.*	415,359
31,615	Broadcom Corp., Class A*	1,174,497
24,151	CA, Inc.	652,801
350,474	Cisco Systems, Inc.	6,967,423
12,160	Citrix Systems, Inc.*	908,838
19,674	Cognizant Technology Solutions Corp., Class A*	1,395,870
10,097	Computer Sciences Corp.	320,681
102,464	Corning, Inc.	1,336,131
99,559	Dell, Inc.*	1,722,371
74,907	eBay, Inc.*	2,677,176
21,593	Electronic Arts, Inc.*	352,614
132,992	EMC Corp.*	3,682,548
5,182	F5 Networks, Inc.*	647,543
15,836	Fidelity National Information Services, Inc.	502,476
3,830	First Solar, Inc.*	123,709
9,200	Fiserv, Inc.*	609,960
10,186	FLIR Systems, Inc.	266,568
16,454	Google, Inc., Class A*	10,172,685
7,554	Harris Corp.	329,581
129,556	Hewlett-Packard Co.	3,279,062
331,962	Intel Corp.	8,923,139
76,866	International Business Machines Corp.	15,121,848
19,392	Intuit, Inc.	1,121,633
11,939	Jabil Circuit, Inc.	308,384
14,950	JDS Uniphase Corp.*	194,948
34,306	Juniper Networks, Inc.*	780,805
10,849	KLA-Tencor Corp.	525,092
4,671	Lexmark International, Inc., Class A	172,266
14,819	Linear Technology Corp.	496,140
36,723	LSI Corp.*	315,818
6,973	Mastercard, Inc., Class A	2,928,660
12,447	Microchip Technology, Inc.	448,963
64,389	Micron Technology, Inc.*	550,526
488,117	Microsoft Corp.	15,492,834
8,940	Molex, Inc.	242,274
17,197	Motorola Mobility Holdings, Inc.*	682,721
18,685	Motorola Solutions, Inc.	930,513
23,386	NetApp, Inc.*	1,005,598
4,356	Novellus Systems, Inc.*	202,467
39,817	NVIDIA Corp.*	603,228
256,537	Oracle Corp.	7,508,838
21,033	Paychex, Inc.	658,333
109,572	QUALCOMM, Inc.	6,813,187
12,578	Red Hat, Inc.*	622,108
18,033	SAIC, Inc.*	220,363
8,843	Salesforce.com, Inc.*	1,265,964
15,632	SanDisk Corp.*	773,159
48,073	Symantec Corp.*	857,622
27,671	TE Connectivity Ltd.	1,011,375
10,902	Teradata Corp.*	725,528
12,026	Teradyne, Inc.*	197,467
74,494	Texas Instruments, Inc.	2,484,375
10,584	Total System Services, Inc.	231,578
10,386	VeriSign, Inc.	383,763
33,125	Visa, Inc., Class A	3,854,756
15,229	Western Digital Corp.*	597,738
40,365	Western Union Co. (The)	705,177
90,429	Xerox Corp.	744,231
17,099	Xilinx, Inc.	631,466
80,885	Yahoo!, Inc.*	1,199,525
		162,694,232
	Materials - 2.0%

13,723	Air Products & Chemicals, Inc.	1,238,363
4,462	Airgas, Inc.	367,356
69,354	Alcoa, Inc.	705,330
6,948	Allegheny Technologies, Inc.	304,809
10,606	Ball Corp.	425,088
6,719	Bemis Co., Inc.	210,775
4,276	CF Industries Holdings, Inc.	795,336
9,320	Cliffs Natural Resources, Inc.	591,634
77,059	Dow Chemical Co. (The)	2,582,247
60,228	E.I. du Pont de Nemours & Co.	3,062,594
8,980	Eastman Chemical Co.	486,087
19,576	Ecolab, Inc.	1,174,560
4,579	FMC Corp.	453,184
61,824	Freeport-McMoRan Copper & Gold, Inc.	2,631,229
5,294	International Flavors & Fragrances, Inc.	301,917
28,503	International Paper Co.	1,001,880
11,128	MeadWestvaco Corp.	336,956
34,924	Monsanto Co.	2,702,419
19,409	Mosaic Co. (The)	1,120,870
32,257	Newmont Mining Corp.	1,916,066
20,660	Nucor Corp.	899,330
10,694	Owens-Illinois, Inc.*	255,587
10,060	PPG Industries, Inc.	917,975
19,543	Praxair, Inc.	2,130,187
12,514	Sealed Air Corp.	245,650
5,606	Sherwin-Williams Co. (The)	578,259
7,864	Sigma-Aldrich Corp.	564,557
5,351	Titanium Metals Corp.	78,446
9,410	United States Steel Corp.	256,140
8,431	Vulcan Materials Co.	375,685
		28,710,516
	Telecommunication Services - 1.5%

386,355	AT&T, Inc.	11,818,599
40,274	CenturyLink, Inc.	1,621,028
64,876	Frontier Communications Corp.	297,781
19,121	MetroPCS Communications, Inc.*	196,946

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
195,331	Sprint Nextel Corp.*	$482,468
184,488	Verizon Communications, Inc.	7,030,838
37,989	Windstream Corp.	458,907
		21,906,567
	Utilities - 1.9%

42,047	AES Corp. (The)*	570,157
7,622	AGL Resources, Inc.	303,889
15,804	Ameren Corp.	506,834
31,472	American Electric Power Co., Inc.	1,183,662
27,758	CenterPoint Energy, Inc.	541,003
16,425	CMS Energy Corp.	351,659
19,081	Consolidated Edison, Inc.	1,108,606
13,131	Constellation Energy Group, Inc.	476,130
37,121	Dominion Resources, Inc.	1,873,497
11,033	DTE Energy Co.	595,672
86,876	Duke Energy Corp.	1,817,446
21,254	Edison International	889,905
11,466	Entergy Corp.	763,980
43,235	Exelon Corp.	1,689,192
27,263	FirstEnergy Corp.	1,207,478
5,068	Integrys Energy Group, Inc.	263,688
27,572	NextEra Energy, Inc.	1,640,810
18,318	NiSource, Inc.	439,632
11,546	Northeast Utilities	414,501
15,005	NRG Energy, Inc.*	256,586
6,720	ONEOK, Inc.	555,341
14,807	Pepco Holdings, Inc.	287,848
26,454	PG&E Corp.	1,102,603
7,114	Pinnacle West Capital Corp.	334,571
37,706	PPL Corp.	1,076,506
19,238	Progress Energy, Inc.	1,021,153
32,984	Public Service Enterprise Group, Inc.	1,015,248
7,521	SCANA Corp.	338,445
15,651	Sempra Energy	927,165
56,207	Southern Co. (The)	2,483,787
14,047	TECO Energy, Inc.	252,144
15,060	Wisconsin Energy Corp.	513,245
31,602	Xcel Energy, Inc.	837,137
		27,639,520
	Total Common Stocks (Cost $817,243,169)	805,854,252

Principal Amount
	U.S. Government & Agency Securities (a) - 7.4%
	Federal Home Loan Bank
$22,689,958	0.00%, due 03/01/12	22,689,958
879,319	0.03%, due 03/01/12	879,319
	U.S. Treasury Bills
56,577,000	0.00%, due 03/01/12	56,577,000
29,000,000	0.00%, due 05/24/12	28,993,944
	Total U.S. Government & Agency Securities (Cost $109,140,221)	109,140,221

	Repurchase Agreements (a)(b) - 27.8%
407,193,821	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $407,195,502	407,193,821
	Total Repurchase Agreements (Cost $407,193,821)	407,193,821

	Total Investment Securities (Cost $1,333,577,211) — 90.1%	1,322,188,294
	Other assets less liabilities — 9.9%	145,712,212
	Net Assets — 100.0%	$1,467,900,506

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $341,876,756.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,955,720
Aggregate gross unrealized depreciation	(55,665,396)
Net unrealized depreciation	$(12,709,676)
Federal income tax cost of investments	$1,334,897,970

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	2,182	03/16/12	$148,812,400	$13,535,328

Cash collateral in the amount of $11,842,440 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$1,102,650,445	$102,436,549

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	93,914,656	1,642,389

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	128,214,105	2,077,320

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	194,183,080	3,405,006

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	73,303,439	6,332,612

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	24,165,521	423,435

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	335,947,681	5,886,570

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	28,769,540	167,537

		$122,371,418

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 3.4%
	Consumer Discretionary - 0.4%

1	Aaron’s, Inc.	$28
1	Abercrombie & Fitch Co., Class A	46
1	Advance Auto Parts, Inc.	85
1	Aeropostale, Inc.*	18
4	Amazon.com, Inc.*	719
1	AMC Networks, Inc., Class A*	45
1	American Axle & Manufacturing Holdings, Inc.*	11
2	American Eagle Outfitters, Inc.	29
1	Ann, Inc.*	24
1	Apollo Group, Inc., Class A*	43
1	Ascena Retail Group, Inc.*	39
1	Autoliv, Inc.	67
1	Beazer Homes USA, Inc.*	3
3	Bed Bath & Beyond, Inc.*	179
1	Belo Corp., Class A	7
3	Best Buy Co., Inc.	74
1	Big Lots, Inc.*	44
1	BorgWarner, Inc.*	83
1	Boyd Gaming Corp.*	8
1	Brinker International, Inc.	28
1	Brunswick Corp.	24
2	Cablevision Systems Corp., Class A	28
1	Callaway Golf Co.	7
1	Career Education Corp.*	9
2	CarMax, Inc.*	61
4	Carnival Corp.	121
7	CBS Corp. (Non-Voting), Class B	209
1	Charming Shoppes, Inc.*	6
1	Charter Communications, Inc., Class A*	63
1	Cheesecake Factory, Inc. (The)*	30
2	Chico’s FAS, Inc.	30
1	Cinemark Holdings, Inc.	21
3	Coach, Inc.	224
1	Coldwater Creek, Inc.*	1
1	Collective Brands, Inc.*	18
28	Comcast Corp., Class A	823
1	Cooper Tire & Rubber Co.	17
1	Corinthian Colleges, Inc.*	4
1	Crocs, Inc.*	20
3	D.R. Horton, Inc.	43
1	Dana Holding Corp.*	16
1	Darden Restaurants, Inc.	51
1	Denny’s Corp.*	4
1	DeVry, Inc.	36
1	Dick’s Sporting Goods, Inc.	45
7	DIRECTV, Class A*	324
3	Discovery Communications, Inc., Class A*	140
2	DISH Network Corp., Class A	58
1	Dollar General Corp.*	42
1	Dollar Tree, Inc.*	88
1	Domino’s Pizza, Inc.*	38
1	DreamWorks Animation SKG, Inc., Class A*	17
1	Entravision Communications Corp., Class A	2
1	Exide Technologies*	3
1	Expedia, Inc.	34
1	Express, Inc.*	24
1	Family Dollar Stores, Inc.	54
1	Finish Line, Inc. (The), Class A	23
2	Foot Locker, Inc.	58
38	Ford Motor Co.	470
1	Fossil, Inc.*	122
1	GameStop Corp., Class A	23
2	Gannett Co., Inc.	30
4	Gap, Inc. (The)	93
1	Garmin Ltd.	47
8	General Motors Co.*	208
1	Gentex Corp.	24
2	Genuine Parts Co.	125
2	Goodyear Tire & Rubber Co. (The)*	26
1	Gray Television, Inc.*	2
1	Guess?, Inc.	35
3	H&R Block, Inc.	49
1	Hanesbrands, Inc.*	29
2	Harley-Davidson, Inc.	93
1	Harman International Industries, Inc.	49
1	Hasbro, Inc.	35
1	Hillenbrand, Inc.	23
16	Home Depot, Inc. (The)	761
1	Hovnanian Enterprises, Inc., Class A*	3
1	Iconix Brand Group, Inc.*	18
3	International Game Technology	45
5	Interpublic Group of Cos., Inc. (The)	59
2	J.C. Penney Co., Inc.	79
1	Jamba, Inc.*	2
1	Jarden Corp.	35
7	Johnson Controls, Inc.	228
1	Jones Group, Inc. (The)	10
1	KB Home	11
3	Kohl’s Corp.	149
1	Krispy Kreme Doughnuts, Inc.*	8
1	Lamar Advertising Co., Class A*	33
4	Las Vegas Sands Corp.*	222
1	La-Z-Boy, Inc.*	14
30	Lear Corp.	1,356
1	Leggett & Platt, Inc.	23
2	Lennar Corp., Class A	47
3	Liberty Global, Inc., Class A*	151
6	Liberty Interactive Corp., Class A*	113
1	Liberty Media Corp. - Liberty Capital, Class A*	90
3	Limited Brands, Inc.	140
1	Live Nation Entertainment, Inc.*	9
1	Liz Claiborne, Inc.*	10
1	LKQ Corp.*	32
13	Lowe’s Cos., Inc.	369
4	Macy’s, Inc.	152
1	Madison Square Garden Co. (The), Class A*	32
3	Marriott International, Inc., Class A	106
4	Mattel, Inc.	130
1	McClatchy Co. (The), Class A*	3
11	McDonald’s Corp.	1,092
3	McGraw-Hill Cos., Inc. (The)	140
1	Men’s Wearhouse, Inc. (The)	39
4	MGM Resorts International*	55
1	Mohawk Industries, Inc.*	63
1	National CineMedia, Inc.	16
1	Netflix, Inc.*	111
1	New York Times Co. (The), Class A*	7
3	Newell Rubbermaid, Inc.	55
22	News Corp., Class A	437
4	NIKE, Inc., Class B	432
2	Nordstrom, Inc.	107
3	Office Depot, Inc.*	10
1	OfficeMax, Inc.*	6
3	Omnicom Group, Inc.	148
1	O’Reilly Automotive, Inc.*	86

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Orient-Express Hotels Ltd., Class A*	$10
1	Penn National Gaming, Inc.*	43
1	PEP Boys-Manny Moe & Jack (The)	15
1	PetSmart, Inc.	56
1	Pier 1 Imports, Inc.*	17
1	Pinnacle Entertainment, Inc.*	11
1	Polaris Industries, Inc.	66
1	priceline.com, Inc.*	627
3	PulteGroup, Inc.*	26
1	PVH Corp.	85
1	Quiksilver, Inc.*	5
1	RadioShack Corp.	7
1	Ralph Lauren Corp.	174
1	Regal Entertainment Group, Class A	14
1	Regis Corp.	17
1	Rent-A-Center, Inc.	35
2	Ross Stores, Inc.	107
1	Royal Caribbean Cruises Ltd.	28
1	Ruby Tuesday, Inc.*	8
1	Saks, Inc.*	12
1	Sally Beauty Holdings, Inc.*	24
1	Scientific Games Corp., Class A*	10
1	Scripps Networks Interactive, Inc., Class A	45
1	Sealy Corp.*	2
1	Select Comfort Corp.*	30
2	Service Corp. International	23
1	Shuffle Master, Inc.*	15
1	Signet Jewelers Ltd.	47
1	Sinclair Broadcast Group, Inc., Class A	11
40	Sirius XM Radio, Inc.*	90
1	Smith & Wesson Holding Corp.*	5
1	Sonic Corp.*	8
1	Sotheby’s	39
1	Standard Pacific Corp.*	4
7	Staples, Inc.	103
8	Starbucks Corp.	388
2	Starwood Hotels & Resorts Worldwide, Inc.	108
1	Stewart Enterprises, Inc., Class A	6
1	Talbots, Inc.*	3
7	Target Corp.	397
1	Tempur-Pedic International, Inc.*	79
1	Tenneco, Inc.*	38
1	Tesla Motors, Inc.*	33
1	Texas Roadhouse, Inc.	17
4	Thomson Reuters Corp.	116
1	Tiffany & Co.	65
3	Time Warner Cable, Inc.	238
10	Time Warner, Inc.	372
8	TJX Cos., Inc.	293
1	Toll Brothers, Inc.*	23
1	Tractor Supply Co.	85
1	TripAdvisor, Inc.*	32
1	TRW Automotive Holdings Corp.*	46
1	Tupperware Brands Corp.	63
1	Urban Outfitters, Inc.*	28
1	VF Corp.	146
6	Viacom, Inc., Class B	286
3	Virgin Media, Inc.	76
1	Visteon Corp.*	54
18	Walt Disney Co. (The)	756
3	Wendy’s Co. (The)	15
1	Wet Seal, Inc. (The), Class A*	3
1	Whirlpool Corp.	76
1	Williams-Sonoma, Inc.	39
1	WMS Industries, Inc.*	22
1	Wolverine World Wide, Inc.	38
1	Wyndham Worldwide Corp.	44
1	Wynn Resorts Ltd.	119
5	Yum! Brands, Inc.	331
		19,377
	Consumer Staples - 0.3%

1	Alliance One International, Inc.*	4
21	Altria Group, Inc.	632
7	Archer-Daniels-Midland Co.	218
4	Avon Products, Inc.	75
2	Beam, Inc.	110
1	Brown-Forman Corp., Class B	82
1	Bunge Ltd.	67
2	Campbell Soup Co.	67
1	Central European Distribution Corp.*	4
1	Church & Dwight Co., Inc.	48
1	Clorox Co. (The)	68
20	Coca-Cola Co. (The)	1,397
3	Coca-Cola Enterprises, Inc.	87
5	Colgate-Palmolive Co.	466
4	ConAgra Foods, Inc.	105
2	Constellation Brands, Inc., Class A*	44
1	Corn Products International, Inc.	57
4	Costco Wholesale Corp.	344
14	CVS Caremark Corp.	631
1	Darling International, Inc.*	16
2	Dean Foods Co.*	25
2	Dr. Pepper Snapple Group, Inc.	76
1	Energizer Holdings, Inc.*	76
2	Estee Lauder Cos., Inc. (The), Class A	117
1	Flowers Foods, Inc.	19
6	General Mills, Inc.	230
1	Green Mountain Coffee Roasters, Inc.*	65
3	H. J. Heinz Co.	158
1	Herbalife Ltd.	66
2	Hershey Co. (The)	121
1	Hormel Foods Corp.	28
1	J.M. Smucker Co. (The)	75
2	Kellogg Co.	105
4	Kimberly-Clark Corp.	292
17	Kraft Foods, Inc., Class A	647
6	Kroger Co. (The)	143
1	Lorillard, Inc.	131
1	McCormick & Co., Inc. (Non-Voting)	50
2	Mead Johnson Nutrition Co.	156
1	Molson Coors Brewing Co., Class B	44
1	Monster Beverage Corp.*	57
1	Nu Skin Enterprises, Inc., Class A	58
16	PepsiCo, Inc.	1,007
18	Philip Morris International, Inc.	1,503
1	Pilgrim’s Pride Corp.*	6
1	Prestige Brands Holdings, Inc.*	17
28	Procter & Gamble Co. (The)	1,891
1	Ralcorp Holdings, Inc.*	75
3	Reynolds American, Inc.	126
6	Rite Aid Corp.*	9
4	Safeway, Inc.	86
6	Sara Lee Corp.	122
1	Smart Balance, Inc.*	6
2	Smithfield Foods, Inc.*	47
1	Star Scientific, Inc.*	4
2	SUPERVALU, Inc.	13
6	Sysco Corp.	177
3	Tyson Foods, Inc., Class A	57

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9	Walgreen Co.	$298
18	Wal-Mart Stores, Inc.	1,063
2	Whole Foods Market, Inc.	161
1	Winn-Dixie Stores, Inc.*	9
		13,938
	Energy - 0.4%

1	Abraxas Petroleum Corp.*	4
2	Alpha Natural Resources, Inc.*	37
5	Anadarko Petroleum Corp.	421
4	Apache Corp.	432
2	Arch Coal, Inc.	27
1	Atwood Oceanics, Inc.*	48
4	Baker Hughes, Inc.	201
1	Berry Petroleum Co., Class A	54
1	BPZ Resources, Inc.*	3
2	Cabot Oil & Gas Corp.	70
1	Cal Dive International, Inc.*	3
1	CAMAC Energy, Inc.*	1
2	Cameron International Corp.*	111
1	Cheniere Energy, Inc.*	15
7	Chesapeake Energy Corp.	175
20	Chevron Corp.	2,182
1	Cimarex Energy Co.	81
1	Clean Energy Fuels Corp.*	19
1	Cloud Peak Energy, Inc.*	18
1	Cobalt International Energy, Inc.*	30
1	Concho Resources, Inc.*	107
13	ConocoPhillips	995
2	CONSOL Energy, Inc.	72
1	CVR Energy, Inc.*	27
4	Denbury Resources, Inc.*	80
4	Devon Energy Corp.	293
1	DHT Holdings, Inc.	1
1	Diamond Offshore Drilling, Inc.	68
1	Dresser-Rand Group, Inc.*	53
8	El Paso Corp.	222
1	Energen Corp.	53
1	Energy XXI Bermuda Ltd.*	37
3	EOG Resources, Inc.	342
1	EQT Corp.	53
2	EXCO Resources, Inc.	14
1	Exterran Holdings, Inc.*	14
50	Exxon Mobil Corp.	4,325
2	FMC Technologies, Inc.*	101
1	Forest Oil Corp.*	13
1	Frontline Ltd.	5
1	FX Energy, Inc.*	6
1	Gastar Exploration Ltd.*	3
1	GMX Resources, Inc.*	2
9	Halliburton Co.	329
1	Heckmann Corp.*	5
1	Helix Energy Solutions Group, Inc.*	19
1	Helmerich & Payne, Inc.	61
1	Hercules Offshore, Inc.*	5
3	Hess Corp.	195
2	HollyFrontier Corp.	65
2	Hyperdynamics Corp.*	3
1	ION Geophysical Corp.*	7
1	Key Energy Services, Inc.*	17
2	Kinder Morgan, Inc.	70
3	Kodiak Oil & Gas Corp.*	29
1	Magnum Hunter Resources Corp.*	7
7	Marathon Oil Corp.	237
4	Marathon Petroleum Corp.	166
2	McDermott International, Inc.*	26
1	McMoRan Exploration Co.*	14
2	Murphy Oil Corp.	128
3	Nabors Industries Ltd.*	65
4	National Oilwell Varco, Inc.	330
1	Newfield Exploration Co.*	36
1	Newpark Resources, Inc.*	8
2	Noble Energy, Inc.	195
1	Nordic American Tankers Ltd.	14
1	Northern Oil and Gas, Inc.*	24
1	Oasis Petroleum, Inc.*	32
8	Occidental Petroleum Corp.	835
1	Oceaneering International, Inc.	54
1	Oil States International, Inc.*	81
1	Parker Drilling Co.*	6
1	Patriot Coal Corp.*	7
2	Patterson-UTI Energy, Inc.	39
3	Peabody Energy Corp.	105
1	Petroquest Energy, Inc.*	6
1	Pioneer Drilling Co.*	10
1	Pioneer Natural Resources Co.	110
1	Plains Exploration & Production Co.*	44
2	QEP Resources, Inc.	68
1	Quicksilver Resources, Inc.*	6
2	Range Resources Corp.	127
2	Rentech, Inc.*	4
1	Rosetta Resources, Inc.*	51
1	Rowan Cos., Inc.*	37
4	SandRidge Energy, Inc.*	35
14	Schlumberger Ltd.	1,087
1	SM Energy Co.	79
1	Southern Union Co.	44
4	Southwestern Energy Co.*	132
7	Spectra Energy Corp.	220
1	Sunoco, Inc.	39
2	Superior Energy Services, Inc.*	59
1	Syntroleum Corp.*	1
1	Teekay Tankers Ltd., Class A	4
1	Tesoro Corp.*	27
1	Tetra Technologies, Inc.*	9
1	Tidewater, Inc.	60
2	Ultra Petroleum Corp.*	50
1	Uranerz Energy Corp.*	3
1	Uranium Energy Corp.*	4
1	Uranium Resources, Inc.*	1
1	Ur-Energy, Inc.*	1
1	USEC, Inc.*	1
1	Vaalco Energy, Inc.*	8
6	Valero Energy Corp.	147
2	Vantage Drilling Co.*	3
1	Warren Resources, Inc.*	4
1	Western Refining, Inc.	18
1	Whiting Petroleum Corp.*	59
6	Williams Cos., Inc. (The)	179
1	World Fuel Services Corp.	42
2	WPX Energy, Inc.*	36
		16,847
	Financials - 0.5%

3	ACE Ltd.	215
1	Advance America Cash Advance Centers, Inc.	10
1	Affiliated Managers Group, Inc.*	106
5	Aflac, Inc.	236
1	Alexandria Real Estate Equities, Inc. (REIT)	72
5	Allstate Corp. (The)	157
1	Alterra Capital Holdings Ltd.	23

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	American Campus Communities, Inc. (REIT)	$41
2	American Capital Agency Corp. (REIT)	61
3	American Capital Ltd.*	27
1	American Equity Investment Life Holding Co.	12
11	American Express Co.	582
1	American Financial Group, Inc./OH	37
4	American International Group, Inc.*	117
4	American Tower Corp. (REIT)	250
2	Ameriprise Financial, Inc.	112
10	Annaly Capital Management, Inc. (REIT)	166
1	Anworth Mortgage Asset Corp. (REIT)	6
3	Aon Corp.	140
1	Apartment Investment & Management Co., Class A (REIT)	25
2	Apollo Investment Corp.	14
1	Arch Capital Group Ltd.*	37
2	Ares Capital Corp.	33
1	ARMOUR Residential REIT, Inc. (REIT)	7
1	Arthur J. Gallagher & Co.	34
1	Ashford Hospitality Trust, Inc. (REIT)	8
1	Aspen Insurance Holdings Ltd.	27
2	Associated Banc-Corp	26
1	Assurant, Inc.	42
2	Assured Guaranty Ltd.	34
1	Astoria Financial Corp.	9
1	AvalonBay Communities, Inc. (REIT)	130
1	Axis Capital Holdings Ltd.	31
1	BancorpSouth, Inc.	12
103	Bank of America Corp.	821
13	Bank of New York Mellon Corp. (The)	287
7	BB&T Corp.	205
1	BBCN Bancorp, Inc.*	10
18	Berkshire Hathaway, Inc., Class B*	1,412
1	BGC Partners, Inc., Class A	7
2	BioMed Realty Trust, Inc. (REIT)	37
1	BlackRock Kelso Capital Corp.	10
1	BlackRock, Inc.	199
1	Boston Private Financial Holdings, Inc.	10
1	Boston Properties, Inc. (REIT)	102
1	Brandywine Realty Trust (REIT)	11
1	BRE Properties, Inc. (REIT)	48
1	Brookline Bancorp, Inc.	9
1	Brown & Brown, Inc.	24
1	Camden Property Trust (REIT)	62
5	Capital One Financial Corp.	253
3	CapitalSource, Inc.	20
2	Capitol Federal Financial, Inc.	23
1	CapLease, Inc. (REIT)	4
1	Capstead Mortgage Corp. (REIT)	13
1	Cathay General Bancorp	16
2	CBL & Associates Properties, Inc. (REIT)	35
1	CBOE Holdings, Inc.	28
3	CBRE Group, Inc., Class A*	55
1	Cedar Realty Trust, Inc. (REIT)	5
11	Charles Schwab Corp. (The)	153
10	Chimera Investment Corp. (REIT)	31
3	Chubb Corp. (The)	204
1	Cincinnati Financial Corp.	35
2	CIT Group, Inc.*	81
30	Citigroup, Inc.	1,000
1	CME Group, Inc.	289
2	CNO Financial Group, Inc.*	15
1	Colonial Properties Trust (REIT)	21
2	Comerica, Inc.	59
1	Commerce Bancshares, Inc./MO	39
1	CommonWealth REIT (REIT)	19
1	Corporate Office Properties Trust (REIT)	24
1	Cousins Properties, Inc. (REIT)	7
1	Cowen Group, Inc., Class A*	3
1	CreXus Investment Corp. (REIT)	11
1	CubeSmart (REIT)	11
1	Cullen/Frost Bankers, Inc.	56
1	CVB Financial Corp.	11
1	CYS Investments, Inc. (REIT)	14
2	DCT Industrial Trust, Inc. (REIT)	11
2	DDR Corp. (REIT)	28
2	DiamondRock Hospitality Co. (REIT)	20
1	Digital Realty Trust, Inc. (REIT)	72
6	Discover Financial Services	180
1	Doral Financial Corp.*	1
1	Douglas Emmett, Inc. (REIT)	21
3	Duke Realty Corp. (REIT)	42
1	DuPont Fabros Technology, Inc. (REIT)	23
1	Dynex Capital, Inc. (REIT)	10
3	E*Trade Financial Corp.*	29
2	East West Bancorp, Inc.	44
1	Eaton Vance Corp.	29
1	Education Realty Trust, Inc. (REIT)	10
1	Equity One, Inc. (REIT)	19
3	Equity Residential (REIT)	171
1	Extra Space Storage, Inc. (REIT)	26
1	Federal Realty Investment Trust (REIT)	95
1	Federated Investors, Inc., Class B	20
1	FelCor Lodging Trust, Inc. (REIT)*	4
2	Fidelity National Financial, Inc., Class A	35
1	Fifth Street Finance Corp.	10
9	Fifth Third Bancorp	122
1	First American Financial Corp.	15
1	First Busey Corp.	5
1	First Commonwealth Financial Corp.	6
1	First Financial Bancorp	16
3	First Horizon National Corp.	28
1	First Industrial Realty Trust, Inc. (REIT)*	12
1	First Marblehead Corp. (The)*	1
1	First Midwest Bancorp, Inc./IL	12
4	First Niagara Financial Group, Inc.	38
1	First Potomac Realty Trust (REIT)	13
1	First Republic Bank/CA*	30
1	FirstMerit Corp.	16
2	Flagstar Bancorp, Inc.*	1
1	Flagstone Reinsurance Holdings S.A.	8
1	FNB Corp./PA	12
1	Forest City Enterprises, Inc., Class A*	15
1	Franklin Resources, Inc.	118
1	Franklin Street Properties Corp. (REIT)	10
2	Fulton Financial Corp.	20
6	General Growth Properties, Inc. (REIT)	98
5	Genworth Financial, Inc., Class A*	45

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	GFI Group, Inc.	$4
1	Glacier Bancorp, Inc.	14
1	Gleacher & Co., Inc.*	1
1	Glimcher Realty Trust (REIT)	10
5	Goldman Sachs Group, Inc. (The)	576
1	Hancock Holding Co.	34
5	Hartford Financial Services Group, Inc.	104
1	Hatteras Financial Corp. (REIT)	28
1	HCC Insurance Holdings, Inc.	31
4	HCP, Inc. (REIT)	158
2	Health Care REIT, Inc. (REIT)	109
1	Healthcare Realty Trust, Inc. (REIT)	21
1	Hersha Hospitality Trust (REIT)	5
1	Highwoods Properties, Inc. (REIT)	32
1	Hospitality Properties Trust (REIT)	25
7	Host Hotels & Resorts, Inc. (REIT)	110
5	Hudson City Bancorp, Inc.	34
9	Huntington Bancshares, Inc./OH	53
1	Inland Real Estate Corp. (REIT)	9
1	IntercontinentalExchange, Inc.*	138
1	International Bancshares Corp.	19
5	Invesco Ltd.	124
1	Invesco Mortgage Capital, Inc. (REIT)	17
1	Investors Real Estate Trust (REIT)	8
1	iStar Financial, Inc. (REIT)*	7
2	Janus Capital Group, Inc.	18
1	Jefferies Group, Inc.	17
40	JPMorgan Chase & Co.	1,570
1	Kemper Corp.	29
10	KeyCorp	81
1	Kilroy Realty Corp. (REIT)	44
4	Kimco Realty Corp. (REIT)	74
1	Kite Realty Group Trust (REIT)	5
1	Knight Capital Group, Inc., Class A*	13
1	Ladenburg Thalmann Financial Services, Inc.*	2
1	LaSalle Hotel Properties (REIT)	27
1	Lazard Ltd., Class A	30
1	Legg Mason, Inc.	27
2	Leucadia National Corp.	57
1	Lexington Realty Trust (REIT)	9
1	Liberty Property Trust (REIT)	34
3	Lincoln National Corp.	75
3	Loews Corp.	117
1	M&T Bank Corp.	82
1	Macerich Co. (The) (REIT)	54
1	Mack-Cali Realty Corp. (REIT)	29
1	Maiden Holdings Ltd.	9
6	Marsh & McLennan Cos., Inc.	187
1	MB Financial, Inc.	20
2	MBIA, Inc.*	22
1	MCG Capital Corp.	5
1	Meadowbrook Insurance Group, Inc.	10
1	Medical Properties Trust, Inc. (REIT)	10
8	MetLife, Inc.	308
4	MFA Financial, Inc. (REIT)	29
2	MGIC Investment Corp.*	9
1	Montpelier Re Holdings Ltd.	17
2	Moody’s Corp.	77
16	Morgan Stanley	297
1	MSCI, Inc., Class A*	35
1	NASDAQ OMX Group, Inc. (The)*	26
1	National Penn Bancshares, Inc.	9
1	National Retail Properties, Inc. (REIT)	27
4	New York Community Bancorp, Inc.	52
1	Newcastle Investment Corp. (REIT)	5
2	Northern Trust Corp.	89
1	NorthStar Realty Finance Corp. (REIT)	5
1	Northwest Bancshares, Inc.	13
3	NYSE Euronext	89
1	Ocwen Financial Corp.*	16
1	Old National Bancorp/IN	12
3	Old Republic International Corp.	33
1	Omega Healthcare Investors, Inc. (REIT)	20
1	PartnerRe Ltd.	63
1	Pebblebrook Hotel Trust (REIT)	21
1	PennantPark Investment Corp.	11
1	Pennsylvania Real Estate Investment Trust (REIT)	13
4	People’s United Financial, Inc.	50
1	PHH Corp.*	14
1	Phoenix Cos., Inc. (The)*	2
2	Piedmont Office Realty Trust, Inc., Class A (REIT)	35
2	Plum Creek Timber Co., Inc. (REIT)	78
5	PNC Financial Services Group, Inc.	298
10	Popular, Inc.*	19
1	Post Properties, Inc. (REIT)	44
3	Principal Financial Group, Inc.	83
1	PrivateBancorp, Inc.	14
6	Progressive Corp. (The)	129
5	ProLogis, Inc. (REIT)	168
1	Prospect Capital Corp.	11
1	Protective Life Corp.	28
1	Provident Financial Services, Inc.	14
5	Prudential Financial, Inc.	306
1	Public Storage (REIT)	134
1	Radian Group, Inc.	4
1	Raymond James Financial, Inc.	35
1	Rayonier, Inc. (REIT)	45
1	Realty Income Corp. (REIT)	37
1	Redwood Trust, Inc. (REIT)	12
1	Regency Centers Corp. (REIT)	43
13	Regions Financial Corp.	75
1	Reinsurance Group of America, Inc.	58
1	RenaissanceRe Holdings Ltd.	72
1	Resource Capital Corp. (REIT)	6
1	Retail Opportunity Investments Corp. (REIT)	12
1	Seacoast Banking Corp. of Florida*	2
1	SEI Investments Co.	20
1	Selective Insurance Group, Inc.	17
2	Senior Housing Properties Trust (REIT)	43
3	Simon Property Group, Inc. (REIT)	406
1	SL Green Realty Corp. (REIT)	76
5	SLM Corp.	79
1	St. Joe Co. (The)*	16
1	Starwood Property Trust, Inc. (REIT)	20
5	State Street Corp.	211
1	Stifel Financial Corp.*	38
2	Strategic Hotels & Resorts, Inc. (REIT)*	12
1	Sunstone Hotel Investors, Inc. (REIT)*	9
5	SunTrust Banks, Inc.	115
2	Susquehanna Bancshares, Inc.	19
1	Symetra Financial Corp.	10
8	Synovus Financial Corp.	17
3	T. Rowe Price Group, Inc.	185
1	Tanger Factory Outlet Centers (REIT)	29

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Taubman Centers, Inc. (REIT)	$69
2	TCF Financial Corp.	22
2	TD Ameritrade Holding Corp.	37
1	TFS Financial Corp.*	9
1	Torchmark Corp.	48
1	Transatlantic Holdings, Inc.	61
4	Travelers Cos., Inc. (The)	232
1	TrustCo Bank Corp NY	5
1	Trustmark Corp.	24
2	Two Harbors Investment Corp. (REIT)	21
20	U.S. Bancorp	588
2	UDR, Inc. (REIT)	50
1	Umpqua Holdings Corp.	12
1	United Bankshares, Inc./WV	29
3	Unum Group	69
1	Validus Holdings Ltd.	30
2	Valley National Bancorp	25
3	Ventas, Inc. (REIT)	168
2	Vornado Realty Trust (REIT)	163
1	W. R. Berkley Corp.	36
1	Waddell & Reed Financial, Inc., Class A	32
1	Washington Federal, Inc.	16
1	Washington Real Estate Investment Trust (REIT)	30
1	Webster Financial Corp.	22
1	Weingarten Realty Investors (REIT)	25
50	Wells Fargo & Co.	1,564
1	Western Alliance Bancorp.*	8
5	Weyerhaeuser Co. (REIT)	104
1	Wilshire Bancorp, Inc.*	4
3	XL Group plc	62
2	Zions Bancorp.	38
		22,526
	Health Care - 0.4%

16	Abbott Laboratories	906
1	Accuray, Inc.*	7
4	Aetna, Inc.	187
1	Affymetrix, Inc.*	4
4	Agilent Technologies, Inc.*	174
1	Akorn, Inc.*	13
1	Alere, Inc.*	25
2	Alexion Pharmaceuticals, Inc.*	167
1	Align Technology, Inc.*	26
1	Alkermes plc*	18
3	Allergan, Inc.	269
1	Allos Therapeutics, Inc.*	1
2	Allscripts Healthcare Solutions, Inc.*	39
1	Alphatec Holdings, Inc.*	2
3	AmerisourceBergen Corp.	112
8	Amgen, Inc.	544
1	Amylin Pharmaceuticals, Inc.*	17
1	Antares Pharma, Inc.*	3
1	Arena Pharmaceuticals, Inc.*	2
2	Ariad Pharmaceuticals, Inc.*	29
1	Arqule, Inc.*	7
1	Array Biopharma, Inc.*	3
1	Astex Pharmaceuticals, Inc.*	2
1	AVANIR Pharmaceuticals, Inc., Class A*	3
1	AVI BioPharma, Inc.*	1
6	Baxter International, Inc.	349
2	Becton, Dickinson and Co.	152
2	Biogen Idec, Inc.*	233
1	BioMarin Pharmaceutical, Inc.*	36
1	BioSante Pharmaceuticals, Inc.*	1
15	Boston Scientific Corp.*	93
17	Bristol-Myers Squibb Co.	547
1	Brookdale Senior Living, Inc.*	19
1	Bruker Corp.*	16
1	C.R. Bard, Inc.	94
1	Cadence Pharmaceuticals, Inc.*	4
4	Cardinal Health, Inc.	166
2	CareFusion Corp.*	52
4	Celgene Corp.*	293
2	Cell Therapeutics, Inc.*	3
1	Centene Corp.*	49
1	Cepheid, Inc.*	40
1	Cerner Corp.*	74
1	Charles River Laboratories International, Inc.*	35
1	Chelsea Therapeutics International Ltd.*	4
3	Cigna Corp.	132
1	Columbia Laboratories, Inc.*	1
1	Community Health Systems, Inc.*	25
1	Covance, Inc.*	48
2	Coventry Health Care, Inc.*	65
5	Covidien plc	261
1	Cubist Pharmaceuticals, Inc.*	43
1	Curis, Inc.*	5
1	Cytori Therapeutics, Inc.*	3
1	DaVita, Inc.*	87
1	Dendreon Corp.*	11
1	DENTSPLY International, Inc.	39
1	Depomed, Inc.*	6
1	DexCom, Inc.*	11
1	Durect Corp.*	1
1	Dyax Corp.*	1
2	Dynavax Technologies Corp.*	8
1	Edwards Lifesciences Corp.*	73
10	Eli Lilly & Co.	392
1	Endo Pharmaceuticals Holdings, Inc.*	37
1	Exact Sciences Corp.*	9
2	Exelixis, Inc.*	11
5	Express Scripts, Inc.*	267
3	Forest Laboratories, Inc.*	98
1	Geron Corp.*	2
8	Gilead Sciences, Inc.*	364
1	Halozyme Therapeutics, Inc.*	12
1	HCA Holdings, Inc.	27
3	Health Management Associates, Inc., Class A*	22
1	Health Net, Inc.*	38
1	HealthSouth Corp.*	20
1	Henry Schein, Inc.*	74
1	Hill-Rom Holdings, Inc.	34
1	HMS Holdings Corp.*	32
3	Hologic, Inc.*	62
2	Hospira, Inc.*	71
2	Human Genome Sciences, Inc.*	16
2	Humana, Inc.	174
1	Idenix Pharmaceuticals, Inc.*	12
1	IDEXX Laboratories, Inc.*	86
1	Illumina, Inc.*	51
1	Immunogen, Inc.*	14
1	Immunomedics, Inc.*	4
1	Impax Laboratories, Inc.*	23
1	Incyte Corp.*	17
1	InterMune, Inc.*	13
1	Ironwood Pharmaceuticals, Inc.*	13
1	Isis Pharmaceuticals, Inc.*	9
28	Johnson & Johnson	1,822

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Keryx Biopharmaceuticals, Inc.*	$3
1	Kindred Healthcare, Inc.*	10
1	K-V Pharmaceutical Co., Class A*	1
1	Laboratory Corp. of America Holdings*	90
2	Lexicon Pharmaceuticals, Inc.*	3
2	Life Technologies Corp.*	95
1	Lincare Holdings, Inc.	27
1	MannKind Corp.*	2
1	Masimo Corp.*	22
3	McKesson Corp.	251
4	Medco Health Solutions, Inc.*	270
1	Medicines Co. (The)*	21
1	Medicis Pharmaceutical Corp., Class A	35
11	Medtronic, Inc.	419
31	Merck & Co., Inc.	1,183
1	Merge Healthcare, Inc.*	7
1	Micromet, Inc.*	11
4	Mylan, Inc.*	94
1	Myriad Genetics, Inc.*	24
1	Navidea Biopharmaceuticals, Inc.*	3
1	Nektar Therapeutics*	7
1	NeoStem, Inc.*	1
1	Neurocrine Biosciences, Inc.*	8
1	Novavax, Inc.*	1
1	NPS Pharmaceuticals, Inc.*	7
1	Omnicare, Inc.	35
1	Onyx Pharmaceuticals, Inc.*	38
1	Opko Health, Inc.*	5
1	Owens & Minor, Inc.	30
1	PAREXEL International Corp.*	24
1	Patterson Cos., Inc.	32
1	PDL BioPharma, Inc.	6
1	Peregrine Pharmaceuticals, Inc.*	1
1	PerkinElmer, Inc.	27
1	Perrigo Co.	103
80	Pfizer, Inc.	1,688
1	PSS World Medical, Inc.*	24
2	QIAGEN N.V.*	31
2	Quest Diagnostics, Inc.	116
1	Questcor Pharmaceuticals, Inc.*	39
1	Regeneron Pharmaceuticals, Inc.*	105
1	ResMed, Inc.*	29
1	Rigel Pharmaceuticals, Inc.*	10
1	RTI Biologics, Inc.*	4
1	Salix Pharmaceuticals Ltd.*	49
1	Sangamo Biosciences, Inc.*	5
1	Santarus, Inc.*	5
1	Savient Pharmaceuticals, Inc.*	2
1	Seattle Genetics, Inc.*	18
1	Sequenom, Inc.*	4
1	Sirona Dental Systems, Inc.*	50
1	Solta Medical, Inc.*	3
1	Spectrum Pharmaceuticals, Inc.*	14
3	St. Jude Medical, Inc.	126
1	STERIS Corp.	31
3	Stryker Corp.	161
1	Sunrise Senior Living, Inc.*	8
1	SXC Health Solutions Corp.*	71
4	Tenet Healthcare Corp.*	23
1	Theravance, Inc.*	19
4	Thermo Fisher Scientific, Inc.*	226
1	Thoratec Corp.*	35
1	Unilife Corp.*	4
1	United Therapeutics Corp.*	48
11	UnitedHealth Group, Inc.	613
1	Universal Health Services, Inc., Class B	45
1	Varian Medical Systems, Inc.*	65
1	VCA Antech, Inc.*	22
2	Vertex Pharmaceuticals, Inc.*	78
1	Vical, Inc.*	3
1	ViroPharma, Inc.*	32
1	Vivus, Inc.*	22
1	Volcano Corp.*	28
2	Warner Chilcott plc, Class A*	33
1	Waters Corp.*	90
1	Watson Pharmaceuticals, Inc.*	58
4	WellPoint, Inc.	263
1	Zalicus, Inc.*	1
2	Zimmer Holdings, Inc.*	121
1	ZIOPHARM Oncology, Inc.*	5
		16,790
	Industrials - 0.4%

7	3M Co.	613
1	A123 Systems, Inc.*	2
1	ABM Industries, Inc.	23
1	ACCO Brands Corp.*	12
1	Active Power, Inc.*	1
1	Actuant Corp., Class A	28
1	AECOM Technology Corp.*	23
1	AGCO Corp.*	52
1	Air Transport Services Group, Inc.*	5
1	Aircastle Ltd.	14
2	AMETEK, Inc.	95
1	Avery Dennison Corp.	30
1	Avis Budget Group, Inc.*	13
1	Babcock & Wilcox Co. (The)*	26
1	Barnes Group, Inc.	28
1	BE Aerospace, Inc.*	46
7	Boeing Co. (The)	525
1	Briggs & Stratton Corp.	17
1	Broadwind Energy, Inc.*	1
2	C.H. Robinson Worldwide, Inc.	132
2	Capstone Turbine Corp.*	2
1	Carlisle Cos., Inc.	49
7	Caterpillar, Inc.	799
1	Cenveo, Inc.*	4
1	Chicago Bridge & Iron Co. N.V.	47
1	Cintas Corp.	39
1	CLARCOR, Inc.	50
1	Con-way, Inc.	30
2	Cooper Industries plc	122
1	Copart, Inc.*	50
1	Corrections Corp. of America*	25
1	Covanta Holding Corp.	16
11	CSX Corp.	231
2	Cummins, Inc.	241
6	Danaher Corp.	317
4	Deere & Co.	332
9	Delta Air Lines, Inc.*	88
1	Deluxe Corp.	25
1	Donaldson Co., Inc.	73
2	Dover Corp.	128
1	Dun & Bradstreet Corp. (The)	83
1	Eagle Bulk Shipping, Inc.*	2
3	Eaton Corp.	157
1	EMCOR Group, Inc.	28
8	Emerson Electric Co.	402
1	EnergySolutions, Inc.*	4
1	Equifax, Inc.	42

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Exelis, Inc.	$21
2	Expeditors International of Washington, Inc.	87
3	Fastenal Co.	158
1	Federal Signal Corp.*	5
3	FedEx Corp.	270
1	Flowserve Corp.	119
2	Fluor Corp.	121
2	Fortune Brands Home & Security, Inc.*	39
1	FuelCell Energy, Inc.*	1
1	Gardner Denver, Inc.	69
1	GenCorp, Inc.*	6
1	General Cable Corp.*	31
3	General Dynamics Corp.	220
108	General Electric Co.	2,057
1	Geo Group, Inc. (The)*	18
1	Goodrich Corp.	126
1	Graco, Inc.	51
1	GrafTech International Ltd.*	13
1	Great Lakes Dredge & Dock Corp.	7
1	Harsco Corp.	22
1	Hawaiian Holdings, Inc.*	5
1	Healthcare Services Group, Inc.	19
1	Heartland Express, Inc.	14
1	Herman Miller, Inc.	21
2	Hertz Global Holdings, Inc.*	29
1	Hexcel Corp.*	25
8	Honeywell International, Inc.	477
1	Hubbell, Inc., Class B	75
1	IDEX Corp.	42
1	IHS, Inc., Class A*	95
1	II-VI, Inc.*	23
5	Illinois Tool Works, Inc.	278
3	Ingersoll-Rand plc	120
1	Interface, Inc., Class A	12
2	Iron Mountain, Inc.	62
1	ITT Corp.	25
1	J.B. Hunt Transport Services, Inc.	51
1	Jacobs Engineering Group, Inc.*	46
3	JetBlue Airways Corp.*	15
1	Joy Global, Inc.	87
1	Kansas City Southern*	70
2	KBR, Inc.	73
1	Kennametal, Inc.	46
1	Kirby Corp.*	69
1	Knight Transportation, Inc.	17
1	L-3 Communications Holdings, Inc.	70
1	Lennox International, Inc.	39
1	Lincoln Electric Holdings, Inc.	46
3	Lockheed Martin Corp.	265
1	Manitowoc Co., Inc. (The)	16
1	Manpower, Inc.	43
4	Masco Corp.	48
1	MasTec, Inc.*	18
1	Meritor, Inc.*	7
2	Mueller Water Products, Inc., Class A	6
1	Navigant Consulting, Inc.*	13
1	Navistar International Corp.*	42
1	Nielsen Holdings N.V.*	29
1	Nordson Corp.	55
3	Norfolk Southern Corp.	207
3	Northrop Grumman Corp.	179
1	Odyssey Marine Exploration, Inc.*	3
1	Orbital Sciences Corp.*	14
1	Oshkosh Corp.*	23
1	Owens Corning*	32
4	PACCAR, Inc.	184
1	Pall Corp.	63
2	Parker Hannifin Corp.	180
2	Pendrell Corp.*	5
1	Pentair, Inc.	38
2	Pitney Bowes, Inc.	36
1	Precision Castparts Corp.	167
2	Quanta Services, Inc.*	42
2	R.R. Donnelley & Sons Co.	28
4	Raytheon Co.	202
3	Republic Services, Inc.	89
1	Robert Half International, Inc.	28
1	Rockwell Automation, Inc.	80
1	Rockwell Collins, Inc.	59
1	Rollins, Inc.	20
1	Roper Industries, Inc.	92
1	RSC Holdings, Inc.*	22
1	Ryder System, Inc.	53
1	Satcon Technology Corp.*	—
1	Shaw Group, Inc. (The)*	29
1	SkyWest, Inc.	11
1	Snap-on, Inc.	61
8	Southwest Airlines Co.	72
1	Spirit Aerosystems Holdings, Inc., Class A*	24
1	SPX Corp.	73
2	Stanley Black & Decker, Inc.	154
1	Steelcase, Inc., Class A	9
1	Stericycle, Inc.*	87
1	Swift Transportation Co.*	12
1	Swisher Hygiene, Inc.*	3
1	Taser International, Inc.*	4
1	Terex Corp.*	25
1	Tetra Tech, Inc.*	25
3	Textron, Inc.	83
1	Thomas & Betts Corp.*	72
1	Timken Co.	52
1	Towers Watson & Co., Class A	64
1	TransDigm Group, Inc.*	119
1	Trinity Industries, Inc.	35
5	Tyco International Ltd.	259
5	Union Pacific Corp.	551
3	United Continental Holdings, Inc.*	62
7	United Parcel Service, Inc., Class B	538
1	United Rentals, Inc.*	42
9	United Technologies Corp.	755
1	URS Corp.*	44
2	US Airways Group, Inc.*	15
1	USG Corp.*	14
1	UTi Worldwide, Inc.	16
1	Valence Technology, Inc.*	1
1	Verisk Analytics, Inc., Class A*	43
1	W.W. Grainger, Inc.	208
1	Wabash National Corp.*	11
1	WABCO Holdings, Inc.*	59
1	Waste Connections, Inc.	33
5	Waste Management, Inc.	175
1	Woodward, Inc.	44
2	Xylem, Inc.	52
		16,788
	Information Technology - 0.7%

1	Accelrys, Inc.*	8
7	Accenture plc, Class A	417
1	Acme Packet, Inc.*	30
4	Activision Blizzard, Inc.	48
1	Acxiom Corp.*	14

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Adobe Systems, Inc.*	$164
1	ADTRAN, Inc.	35
6	Advanced Micro Devices, Inc.*	44
2	Akamai Technologies, Inc.*	72
1	Alliance Data Systems Corp.*	121
3	Altera Corp.	115
2	Amdocs Ltd.*	61
1	Amkor Technology, Inc.*	6
2	Amphenol Corp., Class A	112
1	ANADIGICS, Inc.*	3
3	Analog Devices, Inc.	118
1	ANSYS, Inc.*	63
1	AOL, Inc.*	18
9	Apple, Inc.*	4,882
13	Applied Materials, Inc.	159
1	Applied Micro Circuits Corp.*	7
1	Ariba, Inc.*	31
1	Arris Group, Inc.*	11
1	Arrow Electronics, Inc.*	40
1	Aruba Networks, Inc.*	22
1	Aspen Technology, Inc.*	21
5	Atmel Corp.*	51
2	Autodesk, Inc.*	76
5	Automatic Data Processing, Inc.	272
2	Avago Technologies Ltd.	75
1	Aviat Networks, Inc.*	3
1	Avnet, Inc.*	36
1	Axcelis Technologies, Inc.*	2
1	Benchmark Electronics, Inc.*	16
2	BMC Software, Inc.*	75
1	Brightpoint, Inc.*	9
5	Broadcom Corp., Class A*	186
1	Broadridge Financial Solutions, Inc.	24
5	Brocade Communications Systems, Inc.*	29
1	Brooks Automation, Inc.	12
4	CA, Inc.	108
3	Cadence Design Systems, Inc.*	35
1	CIBER, Inc.*	4
1	Ciena Corp.*	15
1	Cirrus Logic, Inc.*	24
56	Cisco Systems, Inc.	1,113
2	Citrix Systems, Inc.*	149
3	Cognizant Technology Solutions Corp., Class A*	213
2	Computer Sciences Corp.	64
2	Compuware Corp.*	18
1	Convergys Corp.*	13
1	CoreLogic, Inc.*	15
16	Corning, Inc.	209
1	Cree, Inc.*	30
2	Cypress Semiconductor Corp.*	35
17	Dell, Inc.*	294
1	Diebold, Inc.	39
1	Dolby Laboratories, Inc., Class A*	38
1	Dot Hill Systems Corp.*	1
1	Earthlink, Inc.	7
12	eBay, Inc.*	429
3	Electronic Arts, Inc.*	49
21	EMC Corp.*	581
1	Emulex Corp.*	10
1	Entegris, Inc.*	9
1	Entropic Communications, Inc.*	6
1	Euronet Worldwide, Inc.*	19
1	Extreme Networks*	4
1	F5 Networks, Inc.*	125
1	Fairchild Semiconductor International, Inc.*	15
3	Fidelity National Information Services, Inc.	95
1	Finisar Corp.*	20
1	First Solar, Inc.*	32
1	Fiserv, Inc.*	66
2	FLIR Systems, Inc.	52
1	Formfactor, Inc.*	5
1	Fortinet, Inc.*	27
1	Gartner, Inc.*	40
1	Genpact Ltd.*	16
1	Global Cash Access Holdings, Inc.*	6
1	Global Payments, Inc.	52
3	Google, Inc., Class A*	1,855
1	GT Advanced Technologies, Inc.*	9
1	Harmonic, Inc.*	6
1	Harris Corp.	44
20	Hewlett-Packard Co.	506
1	IAC/InterActiveCorp	46
1	Infinera Corp.*	8
1	Informatica Corp.*	49
2	Ingram Micro, Inc., Class A*	38
2	Integrated Device Technology, Inc.*	14
54	Intel Corp.	1,452
1	Intermec, Inc.*	7
1	Internap Network Services Corp.*	7
12	International Business Machines Corp.	2,361
1	International Rectifier Corp.*	22
1	Intersil Corp., Class A	11
3	Intuit, Inc.	174
2	Jabil Circuit, Inc.	52
1	Jack Henry & Associates, Inc.	34
2	JDS Uniphase Corp.*	26
5	Juniper Networks, Inc.*	114
2	KLA-Tencor Corp.	97
1	Kopin Corp.*	4
1	Kulicke & Soffa Industries, Inc.*	11
1	Lam Research Corp.*	42
1	Lattice Semiconductor Corp.*	7
1	Lender Processing Services, Inc.	22
1	Lexmark International, Inc., Class A	37
1	Limelight Networks, Inc.*	4
2	Linear Technology Corp.	67
1	Lionbridge Technologies, Inc.*	3
1	LivePerson, Inc.*	15
6	LSI Corp.*	52
1	LTX-Credence Corp.*	7
5	Marvell Technology Group Ltd.*	75
1	Mastercard, Inc., Class A	420
3	Maxim Integrated Products, Inc.	84
2	MEMC Electronic Materials, Inc.*	8
1	Mentor Graphics Corp.*	15
1	Micrel, Inc.	11
2	Microchip Technology, Inc.	72
9	Micron Technology, Inc.*	77
1	MICROS Systems, Inc.*	52
1	Microsemi Corp.*	21
75	Microsoft Corp.	2,380
1	MIPS Technologies, Inc.*	6
1	MKS Instruments, Inc.	30
1	Molex, Inc.	27
1	Monster Worldwide, Inc.*	7
3	Motorola Mobility Holdings, Inc.*	119
3	Motorola Solutions, Inc.	149
1	National Instruments Corp.	27
2	NCR Corp.*	43

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	NetApp, Inc.*	$172
1	NeuStar, Inc., Class A*	35
1	NIC, Inc.	12
1	Novellus Systems, Inc.*	46
2	Nuance Communications, Inc.*	52
6	NVIDIA Corp.*	91
1	Oclaro, Inc.*	4
1	OCZ Technology Group, Inc.*	9
1	Omnivision Technologies, Inc.*	16
5	ON Semiconductor Corp.*	45
1	Openwave Systems, Inc.*	2
39	Oracle Corp.	1,142
1	Parametric Technology Corp.*	27
3	Paychex, Inc.	94
1	Photronics, Inc.*	7
2	PMC-Sierra, Inc.*	14
2	Polycom, Inc.*	41
1	Power-One, Inc.*	4
1	Progress Software Corp.*	23
1	QLIK Technologies, Inc.*	30
1	QLogic Corp.*	17
17	QUALCOMM, Inc.	1,057
2	Quantum Corp.*	5
1	Quest Software, Inc.*	20
1	Rackspace Hosting, Inc.*	52
1	Rambus, Inc.*	7
2	Red Hat, Inc.*	99
3	RF Micro Devices, Inc.*	14
2	Riverbed Technology, Inc.*	57
1	Rovi Corp.*	35
3	SAIC, Inc.*	37
1	Salesforce.com, Inc.*	143
2	SanDisk Corp.*	99
1	Sanmina-SCI Corp.*	12
1	Sapient Corp.	12
1	Semtech Corp.*	29
1	Silicon Image, Inc.*	5
2	Skyworks Solutions, Inc.*	54
1	SolarWinds, Inc.*	37
1	Solera Holdings, Inc.	48
2	Sonus Networks, Inc.*	6
1	Spansion, Inc., Class A*	13
1	SunPower Corp.*	8
8	Symantec Corp.*	143
1	Synopsys, Inc.*	30
1	Take-Two Interactive Software, Inc.*	15
4	Tellabs, Inc.	16
2	Teradata Corp.*	133
2	Teradyne, Inc.*	33
1	Tessera Technologies, Inc.*	17
12	Texas Instruments, Inc.	400
1	THQ, Inc.*	1
2	TIBCO Software, Inc.*	58
1	TiVo, Inc.*	11
2	Total System Services, Inc.	44
1	Trimble Navigation Ltd.*	50
2	TriQuint Semiconductor, Inc.*	13
1	TTM Technologies, Inc.*	12
1	United Online, Inc.	5
1	ValueClick, Inc.*	21
1	VeriFone Systems, Inc.*	48
2	VeriSign, Inc.	74
5	Visa, Inc., Class A	582
1	Vishay Intertechnology, Inc.*	12
1	VMware, Inc., Class A*	99
1	Wave Systems Corp., Class A*	2
1	WebMD Health Corp.*	25
1	Westell Technologies, Inc., Class A*	2
2	Western Digital Corp.*	79
6	Western Union Co. (The)	105
14	Xerox Corp.	115
3	Xilinx, Inc.	111
13	Yahoo!, Inc.*	193
1	Zebra Technologies Corp., Class A*	38
1	Zix Corp.*	3
		28,618
	Materials - 0.1%

2	Air Products & Chemicals, Inc.	180
1	Airgas, Inc.	82
1	AK Steel Holding Corp.	8
1	Albemarle Corp.	66
11	Alcoa, Inc.	112
1	Allegheny Technologies, Inc.	44
1	Allied Nevada Gold Corp.*	34
1	Aptargroup, Inc.	53
1	Ashland, Inc.	64
2	Ball Corp.	80
1	Bemis Co., Inc.	31
1	Boise, Inc.	8
1	Cabot Corp.	40
1	Calgon Carbon Corp.*	15
2	Celanese Corp.	95
1	Century Aluminum Co.*	10
1	CF Industries Holdings, Inc.	186
1	Chemtura Corp.*	16
1	Cliffs Natural Resources, Inc.	63
1	Coeur d’Alene Mines Corp.*	28
1	Commercial Metals Co.	13
2	Crown Holdings, Inc.*	74
12	Dow Chemical Co. (The)	402
9	E.I. du Pont de Nemours & Co.	458
1	Eastman Chemical Co.	54
3	Ecolab, Inc.	180
1	Ferro Corp.*	6
1	Flotek Industries, Inc.*	11
1	FMC Corp.	99
10	Freeport-McMoRan Copper & Gold, Inc.	426
1	General Moly, Inc.*	4
1	Globe Specialty Metals, Inc.	14
3	Golden Star Resources Ltd.*	6
2	Graphic Packaging Holding Co.*	11
1	H.B. Fuller Co.	30
1	Headwaters, Inc.*	3
3	Hecla Mining Co.	15
2	Huntsman Corp.	27
1	International Flavors & Fragrances, Inc.	57
4	International Paper Co.	141
1	Intrepid Potash, Inc.*	25
1	Jaguar Mining, Inc.*	6
1	Louisiana-Pacific Corp.*	8
3	LyondellBasell Industries N.V., Class A	130
1	McEwen Mining, Inc.*	5
2	MeadWestvaco Corp.	61
1	Midway Gold Corp.*	2
1	Molycorp, Inc.*	25
5	Monsanto Co.	387
3	Mosaic Co. (The)	173
5	Newmont Mining Corp.	297
3	Nucor Corp.	131
1	Olin Corp.	21

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Owens-Illinois, Inc.*	$48
1	Packaging Corp. of America	30
1	Paramount Gold and Silver Corp.*	3
1	PolyOne Corp.	13
2	PPG Industries, Inc.	182
3	Praxair, Inc.	327
1	Reliance Steel & Aluminum Co.	54
1	Rock-Tenn Co., Class A	70
1	Rockwood Holdings, Inc.*	53
1	Royal Gold, Inc.	69
1	RPM International, Inc.	24
2	Sealed Air Corp.	39
1	Sensient Technologies Corp.	37
1	Sherwin-Williams Co. (The)	103
1	Sigma-Aldrich Corp.	72
1	Silgan Holdings, Inc.	43
1	Solutia, Inc.	28
1	Sonoco Products Co.	33
2	Southern Copper Corp.	71
2	Steel Dynamics, Inc.	30
1	Stillwater Mining Co.*	14
1	SunCoke Energy, Inc.*	14
2	Thompson Creek Metals Co., Inc.*	15
1	Titanium Metals Corp.	15
1	United States Steel Corp.	27
1	Valspar Corp.	46
1	Vista Gold Corp.*	4
1	Vulcan Materials Co.	45
1	Walter Energy, Inc.	65
1	Worthington Industries, Inc.	17
1	WR Grace & Co.*	57
		6,165
	Telecommunication Services - 0.1%

1	8x8, Inc.*	4
60	AT&T, Inc.	1,835
6	CenturyLink, Inc.	242
2	Cincinnati Bell, Inc.*	8
2	Clearwire Corp., Class A*	5
3	Crown Castle International Corp.*	155
10	Frontier Communications Corp.	46
1	Globalstar, Inc.*	1
1	Leap Wireless International, Inc.*	10
2	Level 3 Communications, Inc.*	49
3	MetroPCS Communications, Inc.*	31
2	NII Holdings, Inc.*	36
1	Premiere Global Services, Inc.*	9
1	SBA Communications Corp., Class A*	47
30	Sprint Nextel Corp.*	74
1	Telephone & Data Systems, Inc.	25
2	tw telecom, inc.*	43
29	Verizon Communications, Inc.	1,105
1	Vonage Holdings Corp.*	2
6	Windstream Corp.	72
		3,799
	Utilities - 0.1%

7	AES Corp. (The)*	95
1	AGL Resources, Inc.	40
1	Alliant Energy Corp.	43
2	Ameren Corp.	64
5	American Electric Power Co., Inc.	188
2	American Water Works Co., Inc.	69
1	Aqua America, Inc.	22
1	Atlantic Power Corp.	15
1	Atmos Energy Corp.	31
1	Avista Corp.	25
4	Calpine Corp.*	61
4	CenterPoint Energy, Inc.	78
1	Cleco Corp.	38
3	CMS Energy Corp.	64
3	Consolidated Edison, Inc.	174
2	Constellation Energy Group, Inc.	73
6	Dominion Resources, Inc.	303
2	DTE Energy Co.	108
14	Duke Energy Corp.	293
1	Dynegy, Inc.*	1
3	Edison International	126
2	Entergy Corp.	133
7	Exelon Corp.	274
4	FirstEnergy Corp.	177
8	GenOn Energy, Inc.*	20
1	Great Plains Energy, Inc.	20
1	Hawaiian Electric Industries, Inc.	25
1	IDACORP, Inc.	40
1	Integrys Energy Group, Inc.	52
1	ITC Holdings Corp.	76
2	MDU Resources Group, Inc.	43
1	National Fuel Gas Co.	50
4	NextEra Energy, Inc.	238
3	NiSource, Inc.	72
2	Northeast Utilities	72
2	NRG Energy, Inc.*	34
1	NSTAR	47
2	NV Energy, Inc.	31
1	OGE Energy Corp.	53
1	ONEOK, Inc.	83
2	Pepco Holdings, Inc.	39
4	PG&E Corp.	167
1	Piedmont Natural Gas Co., Inc.	32
1	Pinnacle West Capital Corp.	47
1	PNM Resources, Inc.	18
1	Portland General Electric Co.	25
6	PPL Corp.	171
3	Progress Energy, Inc.	159
5	Public Service Enterprise Group, Inc.	154
2	Questar Corp.	38
1	SCANA Corp.	45
2	Sempra Energy	118
9	Southern Co. (The)	398
2	TECO Energy, Inc.	36
1	UGI Corp.	28
1	UIL Holdings Corp.	35
1	Vectren Corp.	29
1	Westar Energy, Inc.	28
1	WGL Holdings, Inc.	41
2	Wisconsin Energy Corp.	68
5	Xcel Energy, Inc.	132
		5,259
	Total Common Stocks (Cost $149,963)	150,107

No. of Rights
	Rights - 0.0%‡
4	Pilgrim’s Pride Corp., expiring 02/29/12 at $4.50*^	1
3	Rouse Properties, Inc., expiring 03/16/12 at $15.00*^	—
	Total Rights (Cost $—)	1

See accompanying notes to schedules of portfolio investments.

No. of Warrants		Value
Warrants - 0.0%
4	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	$—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 3.0%
	Federal Home Loan Bank
$124,697	0.00%, due 03/01/12	124,697
4,832	0.03%, due 03/01/12	4,832
	Total U.S. Government & Agency Securities (Cost $129,529)	129,529

	Repurchase Agreements (a)(b) - 68.5%
2,969,952	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,969,965	2,969,952
	Total Repurchase Agreements (Cost $2,969,952)	2,969,952

	Total Investment Securities (Cost $3,249,444) — 74.9%	3,249,589
	Other assets less liabilities — 25.1%	1,088,042
	Net Assets — 100.0%	$4,337,631

*                 Non-income producing security.

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees.  At February 29, 2012, the value of these securities amounted to $1 or 0.00% of net assets.

‡                  Amount represents less than 0.05%.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $830,953.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,171
Aggregate gross unrealized depreciation	(1,091)
Net unrealized appreciation	$80
Federal income tax cost of investments	$3,249,509

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$222,815	$36,255

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	3,421,830	47,144

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	206,029	8,396

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	156,822	105,245

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	194,329	21,500

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	879,734	170,517

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	3,443,736	293,426

		$682,483

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 46.3%
	Consumer Discretionary - 6.1%

8,456	Aaron’s, Inc.	$236,261
8,112	Advance Auto Parts, Inc.	692,521
9,042	Aeropostale, Inc.*	162,485
6,437	AMC Networks, Inc., Class A*	292,175
21,694	American Eagle Outfitters, Inc.	315,431
4,467	American Greetings Corp., Class A	67,005
5,863	Ann, Inc.*	140,067
7,531	Ascena Retail Group, Inc.*	290,697
4,853	Bally Technologies, Inc.*	208,388
4,582	Barnes & Noble, Inc.*	60,986
3,293	Bob Evans Farms, Inc.	121,182
9,013	Brinker International, Inc.	248,669
5,708	Carter’s, Inc.*	277,238
6,113	Cheesecake Factory, Inc. (The)*	181,189
18,775	Chico’s FAS, Inc.	281,813
6,783	Collective Brands, Inc.*	122,230
4,323	Deckers Outdoor Corp.*	323,188
10,814	Dick’s Sporting Goods, Inc.	484,035
7,951	DreamWorks Animation SKG, Inc., Class A*	137,234
17,127	Foot Locker, Inc.	499,595
5,888	Fossil, Inc.*	718,218
16,065	Gentex Corp.	379,937
7,480	Guess?, Inc.	259,182
10,880	Hanesbrands, Inc.*	312,582
4,497	HSN, Inc.	167,109
3,171	International Speedway Corp., Class A	79,782
2,239	ITT Educational Services, Inc.*	153,685
5,319	John Wiley & Sons, Inc., Class A	241,483
8,085	KB Home	92,331
6,557	Lamar Advertising Co., Class A*	214,414
4,741	Life Time Fitness, Inc.*	234,537
16,412	LKQ Corp.*	522,886
3,184	Matthews International Corp., Class A	98,768
4,199	MDC Holdings, Inc.	103,211
4,179	Meredith Corp.	137,489
6,391	Mohawk Industries, Inc.*	405,892
13,538	New York Times Co. (The), Class A*	89,215
557	NVR, Inc.*	385,444
31,404	Office Depot, Inc.*	103,633
3,319	Panera Bread Co., Class A*	513,051
12,499	PetSmart, Inc.	696,694
7,730	Polaris Industries, Inc.	510,644
7,564	PVH Corp.	643,016
11,179	RadioShack Corp.	79,259
6,462	Regis Corp.	111,857
6,579	Rent-A-Center, Inc.	233,028
17,902	Saks, Inc.*	208,558
2,831	Scholastic Corp.	86,544
6,499	Scientific Games Corp., Class A*	68,305
25,529	Service Corp. International	289,499
9,731	Signet Jewelers Ltd.	456,384
7,564	Sotheby’s	297,568
1,301	Strayer Education, Inc.	133,866
4,912	Thor Industries, Inc.	159,984
16,468	Toll Brothers, Inc.*	386,339
7,953	Tractor Supply Co.	679,743
6,423	Tupperware Brands Corp.	402,658
4,111	Under Armour, Inc., Class A*	366,866
5,011	Valassis Communications, Inc.*	125,175
4,533	Warnaco Group, Inc. (The)*	266,132
33,115	Wendy’s Co. (The)	167,893
11,609	Williams-Sonoma, Inc.	448,107
6,240	WMS Industries, Inc.*	137,467
		17,310,824
	Consumer Staples - 2.0%

16,017	Church & Dwight Co., Inc.	764,652
8,486	Corn Products International, Inc.	486,672
7,491	Energizer Holdings, Inc.*	572,687
12,636	Flowers Foods, Inc.	241,853
14,543	Green Mountain Coffee Roasters, Inc.*	944,859
2,228	Lancaster Colony Corp.	145,199
16,965	Monster Beverage Corp.*	970,228
3,087	Post Holdings, Inc.*	96,129
6,173	Ralcorp Holdings, Inc.*	460,506
5,518	Ruddick Corp.	226,017
18,288	Smithfield Foods, Inc.*	428,488
2,781	Tootsie Roll Industries, Inc.	64,658
2,601	Universal Corp.	119,490
		5,521,438
	Energy - 3.2%

23,695	Arch Coal, Inc.	321,541
6,328	Atwood Oceanics, Inc.*	300,960
5,244	Bill Barrett Corp.*	153,282
2,225	CARBO Ceramics, Inc.	203,921
9,601	Cimarex Energy Co.	774,513
8,425	Dresser-Rand Group, Inc.*	442,481
3,859	Dril-Quip, Inc.*	270,091
8,072	Energen Corp.	429,673
12,523	Forest Oil Corp.*	161,922
11,810	Helix Energy Solutions Group, Inc.*	227,224
23,295	HollyFrontier Corp.	760,116
7,073	Northern Oil and Gas, Inc.*	167,701
12,097	Oceaneering International, Inc.	656,504
5,736	Oil States International, Inc.*	465,878
10,232	Patriot Coal Corp.*	73,977
17,280	Patterson-UTI Energy, Inc.	335,578
15,788	Plains Exploration & Production Co.*	695,777
13,430	Quicksilver Resources, Inc.*	74,402
7,166	SM Energy Co.	564,108
13,968	Southern Union Co.	613,754
17,331	Superior Energy Services, Inc.*	508,492
5,811	Tidewater, Inc.	345,754
4,637	Unit Corp.*	220,582
7,966	World Fuel Services Corp.	331,864
		9,100,095
	Financials - 9.4%

5,963	Affiliated Managers Group, Inc.*	634,404
6,937	Alexandria Real Estate Equities, Inc. (REIT)	497,314
7,934	American Campus Communities, Inc. (REIT)	326,484
8,623	American Financial Group, Inc./OH	322,931
22,063	Apollo Investment Corp.	154,882
12,678	Arthur J. Gallagher & Co.	432,573
7,905	Aspen Insurance Holdings Ltd.	209,720
19,428	Associated Banc-Corp	257,227
9,378	Astoria Financial Corp.	82,339
9,061	BancorpSouth, Inc.	107,282
5,201	Bank of Hawaii Corp.	239,246
8,432	BRE Properties, Inc. (REIT)	408,362

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,004	Brown & Brown, Inc.	$307,284
8,634	Camden Property Trust (REIT)	535,308
8,806	Cathay General Bancorp	143,890
10,068	CBOE Holdings, Inc.	277,575
5,241	City National Corp./CA	246,327
8,862	Commerce Bancshares, Inc./MO	342,162
8,060	Corporate Office Properties Trust (REIT)	197,631
6,858	Cullen/Frost Bankers, Inc.	387,340
28,320	Duke Realty Corp. (REIT)	393,082
16,689	East West Bancorp, Inc.	369,161
12,856	Eaton Vance Corp.	370,381
6,676	Equity One, Inc. (REIT)	126,977
3,821	Essex Property Trust, Inc. (REIT)	534,902
6,014	Everest Re Group Ltd.	528,330
7,109	Federal Realty Investment Trust (REIT)	677,843
24,541	Fidelity National Financial, Inc., Class A	423,578
11,807	First American Financial Corp.	181,828
38,947	First Niagara Financial Group, Inc.	372,333
12,232	FirstMerit Corp.	196,324
22,395	Fulton Financial Corp.	219,471
3,237	Greenhill & Co., Inc.	142,299
9,484	Hancock Holding Co.	321,982
5,024	Hanover Insurance Group, Inc. (The)	205,080
12,729	HCC Insurance Holdings, Inc.	388,744
8,127	Highwoods Properties, Inc. (REIT)	260,064
5,404	Home Properties, Inc. (REIT)	311,433
13,831	Hospitality Properties Trust (REIT)	342,041
5,951	International Bancshares Corp.	112,950
20,893	Janus Capital Group, Inc.	184,276
16,324	Jefferies Group, Inc.	272,937
4,867	Jones Lang LaSalle, Inc.	396,222
5,619	Kemper Corp.	160,816
12,993	Liberty Property Trust (REIT)	440,723
14,773	Macerich Co. (The) (REIT)	797,594
9,757	Mack-Cali Realty Corp. (REIT)	279,050
4,053	Mercury General Corp.	173,793
13,500	MSCI, Inc., Class A*	477,630
11,578	National Retail Properties, Inc. (REIT)	308,554
48,976	New York Community Bancorp, Inc.	637,178
28,611	Old Republic International Corp.	310,715
11,551	Omega Healthcare Investors, Inc. (REIT)	235,294
4,500	Potlatch Corp. (REIT)	138,690
5,251	Prosperity Bancshares, Inc.	229,679
9,272	Protective Life Corp.	257,483
12,290	Raymond James Financial, Inc.	434,697
13,535	Rayonier, Inc. (REIT)	602,578
14,915	Realty Income Corp. (REIT)	550,214
10,068	Regency Centers Corp. (REIT)	430,810
8,204	Reinsurance Group of America, Inc.	473,125
16,415	SEI Investments Co.	324,196
18,211	Senior Housing Properties Trust (REIT)	389,715
5,170	Signature Bank/NY*	306,891
9,646	SL Green Realty Corp. (REIT)	733,578
4,947	StanCorp Financial Group, Inc.	196,693
4,853	SVB Financial Group*	287,686
87,928	Synovus Financial Corp.	186,407
6,485	Taubman Centers, Inc. (REIT)	447,919
17,654	TCF Financial Corp.	190,310
6,432	Transatlantic Holdings, Inc.	389,779
7,179	Trustmark Corp.	169,281
24,526	UDR, Inc. (REIT)	613,640
20,957	Valley National Bancorp	262,172
12,435	W. R. Berkley Corp.	444,551
9,552	Waddell & Reed Financial, Inc., Class A	301,461
12,050	Washington Federal, Inc.	195,210
8,230	Webster Financial Corp.	180,072
13,530	Weingarten Realty Investors (REIT)	336,897
3,189	Westamerica Bancorp.	151,031
		26,488,631
	Health Care - 4.8%

21,226	Allscripts Healthcare Solutions, Inc.*	410,086
5,356	AMERIGROUP Corp.*	363,833
2,204	Bio-Rad Laboratories, Inc., Class A*	224,632
5,601	Catalyst Health Solutions, Inc.*	347,374
5,536	Charles River Laboratories International, Inc.*	194,480
10,142	Community Health Systems, Inc.*	255,984
5,345	Cooper Cos., Inc. (The)	424,821
6,803	Covance, Inc.*	324,707
13,082	Endo Pharmaceuticals Holdings, Inc.*	484,950
5,208	Gen-Probe, Inc.*	355,602
28,452	Health Management Associates, Inc., Class A*	209,976
9,290	Health Net, Inc.*	350,605
10,118	Henry Schein, Inc.*	748,934
6,910	Hill-Rom Holdings, Inc.	234,733
9,523	HMS Holdings Corp.*	306,831
29,461	Hologic, Inc.*	610,727
6,287	IDEXX Laboratories, Inc.*	539,110
5,392	LifePoint Hospitals, Inc.*	210,126
9,915	Lincare Holdings, Inc.	266,317
6,719	Masimo Corp.*	146,474
7,065	Medicis Pharmaceutical Corp., Class A	246,851
5,477	MEDNAX, Inc.*	407,434
3,536	Mettler-Toledo International, Inc.*	637,470
12,803	Omnicare, Inc.	450,410
7,102	Owens & Minor, Inc.	212,776
8,500	Regeneron Pharmaceuticals, Inc.*	890,715
16,470	ResMed, Inc.*	482,571
6,490	STERIS Corp.	203,656
4,143	Techne Corp.	296,597
4,559	Teleflex, Inc.	270,212
6,710	Thoratec Corp.*	231,495
5,813	United Therapeutics Corp.*	277,454
10,809	Universal Health Services, Inc., Class B	482,189
9,708	VCA Antech, Inc.*	213,479
23,353	Vertex Pharmaceuticals, Inc.*	908,899
4,792	WellCare Health Plans, Inc.*	325,185
		13,547,695
	Industrials - 7.8%

4,710	Acuity Brands, Inc.	292,915

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,916	AECOM Technology Corp.*	$301,589
10,882	AGCO Corp.*	561,838
3,977	Alaska Air Group, Inc.*	272,703
4,669	Alexander & Baldwin, Inc.	216,688
3,689	Alliant Techsystems, Inc.	221,340
17,927	AMETEK, Inc.	853,325
11,549	BE Aerospace, Inc.*	529,406
5,244	Brink’s Co. (The)	132,411
6,834	Carlisle Cos., Inc.	333,499
5,624	CLARCOR, Inc.	283,843
5,288	Clean Harbors, Inc.*	355,142
6,224	Con-way, Inc.	183,919
5,973	Copart, Inc.*	297,336
3,728	Corporate Executive Board Co. (The)	154,488
11,142	Corrections Corp. of America*	279,219
5,470	Crane Co.	265,678
5,690	Deluxe Corp.	140,372
8,344	Donaldson Co., Inc.	612,700
3,428	Esterline Technologies Corp.*	222,649
20,667	Exelis, Inc.	217,210
17,422	Fortune Brands Home & Security, Inc.*	336,941
4,588	FTI Consulting, Inc.*	183,841
5,664	Gardner Denver, Inc.	389,004
5,218	GATX Corp.	226,931
5,843	General Cable Corp.*	180,958
6,683	Graco, Inc.	342,036
3,896	Granite Construction, Inc.	111,426
9,037	Harsco Corp.	200,893
6,520	Herman Miller, Inc.	136,920
5,019	HNI Corp.	126,880
6,599	Hubbell, Inc., Class B	496,377
5,465	Huntington Ingalls Industries, Inc.*	196,084
9,343	IDEX Corp.	390,537
10,385	ITT Corp.	259,106
10,064	J.B. Hunt Transport Services, Inc.	515,377
22,879	JetBlue Airways Corp.*	116,683
12,299	Kansas City Southern*	855,764
16,667	KBR, Inc.	605,345
8,897	Kennametal, Inc.	409,885
6,233	Kirby Corp.*	427,708
5,343	Korn/Ferry International*	85,328
5,252	Landstar System, Inc.	283,923
5,774	Lennox International, Inc.	225,937
9,383	Lincoln Electric Holdings, Inc.	433,401
9,136	Manpower, Inc.	393,488
3,446	Mine Safety Appliances Co.	127,020
5,130	MSC Industrial Direct Co., Inc., Class A	407,373
6,676	Nordson Corp.	366,980
10,237	Oshkosh Corp.*	238,624
11,036	Pentair, Inc.	424,886
4,649	Regal-Beloit Corp.	313,808
7,207	Rollins, Inc.	146,014
7,295	Shaw Group, Inc. (The)*	211,117
5,712	SPX Corp.	417,776
12,283	Terex Corp.*	311,865
5,828	Thomas & Betts Corp.*	420,956
9,403	Timken Co.	492,717
5,769	Towers Watson & Co., Class A	368,870
8,973	Trinity Industries, Inc.	311,901
4,835	Triumph Group, Inc.	308,473
7,015	United Rentals, Inc.*	292,385
8,915	URS Corp.*	389,140
11,510	UTi Worldwide, Inc.	185,771
2,517	Valmont Industries, Inc.	279,563
12,526	Waste Connections, Inc.	407,346
3,178	Watsco, Inc.	226,877
4,975	Werner Enterprises, Inc.	120,495
5,371	Westinghouse Air Brake Technologies Corp.	401,375
6,712	Woodward, Inc.	293,784
		22,124,159
	Information Technology - 7.5%

4,395	ACI Worldwide, Inc.*	166,043
8,764	Acxiom Corp.*	123,047
7,128	ADTRAN, Inc.	251,262
3,583	Advent Software, Inc.*	92,191
5,595	Alliance Data Systems Corp.*	679,009
10,344	ANSYS, Inc.*	653,534
10,899	AOL, Inc.*	195,746
12,511	Arrow Electronics, Inc.*	502,317
51,798	Atmel Corp.*	523,678
16,613	Avnet, Inc.*	593,749
13,897	Broadridge Financial Solutions, Inc.	338,253
30,493	Cadence Design Systems, Inc.*	358,903
10,848	Ciena Corp.*	161,852
24,454	Compuware Corp.*	220,330
5,208	Concur Technologies, Inc.*	307,012
13,454	Convergys Corp.*	173,287
11,925	CoreLogic, Inc.*	183,406
12,920	Cree, Inc.*	391,347
17,340	Cypress Semiconductor Corp.*	299,115
7,014	Diebold, Inc.	274,458
3,750	DST Systems, Inc.	198,750
5,308	Equinix, Inc.*	744,075
5,057	Factset Research Systems, Inc.	441,982
3,997	Fair Isaac Corp.	161,799
14,156	Fairchild Semiconductor International, Inc.*	206,536
10,625	Gartner, Inc.*	427,762
8,769	Global Payments, Inc.	452,656
11,908	Informatica Corp.*	585,397
17,176	Ingram Micro, Inc., Class A*	328,577
15,905	Integrated Device Technology, Inc.*	109,903
7,731	International Rectifier Corp.*	173,561
14,155	Intersil Corp., Class A	160,235
4,561	Itron, Inc.*	202,600
9,694	Jack Henry & Associates, Inc.	327,076
13,386	Lam Research Corp.*	558,196
9,448	Lender Processing Services, Inc.	208,234
2,596	Mantech International Corp., Class A	87,070
25,805	MEMC Electronic Materials, Inc.*	101,414
10,449	Mentor Graphics Corp.*	158,407
8,972	MICROS Systems, Inc.*	465,916
14,425	Monster Worldwide, Inc.*	100,109
10,380	National Instruments Corp.	276,108
17,624	NCR Corp.*	382,793
7,320	NeuStar, Inc., Class A*	256,566
13,083	Parametric Technology Corp.*	349,316
4,871	Plantronics, Inc.	181,688
19,834	Polycom, Inc.*	409,572
11,266	QLogic Corp.*	193,662
6,326	Quest Software, Inc.*	126,646
11,594	Rackspace Hosting, Inc.*	605,671
31,124	RF Micro Devices, Inc.*	148,461
17,357	Riverbed Technology, Inc.*	494,154

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,316	Rovi Corp.*	$436,972
7,422	Semtech Corp.*	213,086
4,686	Silicon Laboratories, Inc.*	209,933
21,038	Skyworks Solutions, Inc.*	567,395
7,939	Solera Holdings, Inc.	381,072
16,046	Synopsys, Inc.*	488,922
4,621	Tech Data Corp.*	247,131
40,863	Tellabs, Inc.	161,817
18,052	TIBCO Software, Inc.*	522,966
13,807	Trimble Navigation Ltd.*	694,354
9,247	ValueClick, Inc.*	192,338
11,786	VeriFone Systems, Inc.*	564,431
17,600	Vishay Intertechnology, Inc.*	215,776
5,818	Zebra Technologies Corp., Class A*	223,644
		21,233,268
	Materials - 3.0%

9,939	Albemarle Corp.	661,142
7,398	Aptargroup, Inc.	390,466
8,746	Ashland, Inc.	555,896
7,155	Cabot Corp.	289,849
4,947	Carpenter Technology Corp.	253,781
12,937	Commercial Metals Co.	171,933
3,685	Compass Minerals International, Inc.	265,504
5,552	Cytec Industries, Inc.	330,122
4,081	Domtar Corp.	391,245
3,445	Greif, Inc., Class A	176,418
5,894	Intrepid Potash, Inc.*	149,059
15,259	Louisiana-Pacific Corp.*	124,666
5,117	Martin Marietta Materials, Inc.	439,397
1,978	Minerals Technologies, Inc.	127,719
1,186	NewMarket Corp.	216,362
8,976	Olin Corp.	188,765
10,946	Packaging Corp. of America	324,439
8,395	Reliance Steel & Aluminum Co.	450,979
7,895	Rock-Tenn Co., Class A	556,519
14,672	RPM International, Inc.	350,221
4,846	Scotts Miracle-Gro Co. (The), Class A	226,987
5,608	Sensient Technologies Corp.	207,440
5,549	Silgan Holdings, Inc.	235,944
11,195	Sonoco Products Co.	367,644
24,487	Steel Dynamics, Inc.	362,653
10,465	Valspar Corp.	485,053
6,008	Worthington Industries, Inc.	101,355
		8,401,558
	Telecommunication Services - 0.2%

10,793	Telephone & Data Systems, Inc.	272,739
16,724	tw telecom, inc.*	361,239
		633,978
	Utilities - 2.3%

12,427	Alliant Energy Corp.	529,887
15,515	Aqua America, Inc.	344,588
10,118	Atmos Energy Corp.	310,926
4,419	Black Hills Corp.	145,120
6,793	Cleco Corp.	261,395
15,193	Great Plains Energy, Inc.	300,518
10,746	Hawaiian Electric Industries, Inc.	269,187
5,573	IDACORP, Inc.	225,595
21,139	MDU Resources Group, Inc.	458,716
9,276	National Fuel Gas Co.	466,861
11,599	NSTAR	543,993
26,425	NV Energy, Inc.	414,344
10,979	OGE Energy Corp.	576,178
8,919	PNM Resources, Inc.	160,364
19,884	Questar Corp.	382,171
12,928	UGI Corp.	365,216
9,165	Vectren Corp.	267,801
13,121	Westar Energy, Inc.	361,090
5,758	WGL Holdings, Inc.	235,099
		6,619,049
	Total Common Stocks (Cost $129,034,500)	130,980,695

Principal Amount
	U.S. Government & Agency Securities (a) - 2.1%
	Federal Home Loan Bank
$5,834,043	0.00%, due 03/01/12	5,834,043
226,090	0.03%, due 03/01/12	226,090
	Total U.S. Government & Agency Securities (Cost $6,060,133)	6,060,133

	Repurchase Agreements (a)(b) - 46.9%
132,486,071	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $132,486,618	132,486,071
	Total Repurchase Agreements (Cost $132,486,071)	132,486,071

	Total Investment Securities (Cost $267,580,704) — 95.3%	269,526,899
	Other assets less liabilities — 4.7%	13,159,116
	Net Assets — 100.0%	$282,686,015

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $53,606,608.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,546,377
Aggregate gross unrealized depreciation	(2,700,706)
Net unrealized appreciation	$1,845,671
Federal income tax cost of investments	$267,681,228

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	379	03/16/12	$36,990,400	$2,022,219

Cash collateral in the amount of $2,901,293 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$56,107,848	$6,157,854

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	8,298,606	67,635

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	101,018,274	639,551

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	17,947,141	1,225,759

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	69,030,646	557,850

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	78,336,340	633,051

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	66,689,517	548,125

		$9,829,825

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 73.6%
	Consumer Discretionary - 11.4%

888	American Public Education, Inc.*	$34,774
1,357	Arbitron, Inc.	45,378
610	Arctic Cat, Inc.*	22,436
1,080	Big 5 Sporting Goods Corp.	8,413
71	Biglari Holdings, Inc.*	29,146
1,200	BJ’s Restaurants, Inc.*	59,580
675	Blue Nile, Inc.*	24,064
259	Blyth, Inc.	16,524
2,707	Boyd Gaming Corp.*	21,683
2,089	Brown Shoe Co., Inc.	22,519
4,436	Brunswick Corp.	106,065
1,345	Buckle, Inc. (The)	60,417
914	Buffalo Wild Wings, Inc.*	79,052
2,148	Cabela’s, Inc.*	76,211
3,230	Callaway Golf Co.	21,157
720	Capella Education Co.*	27,936
2,983	Career Education Corp.*	25,713
1,466	Cato Corp. (The), Class A	39,743
939	CEC Entertainment, Inc.	35,832
1,238	Children’s Place Retail Stores, Inc. (The)*	62,828
1,788	Christopher & Banks Corp.	3,826
1,532	Coinstar, Inc.*	89,208
4,420	Coldwater Creek, Inc.*	4,155
4,224	Corinthian Colleges, Inc.*	18,966
1,143	Cracker Barrel Old Country Store, Inc.	63,631
4,493	Crocs, Inc.*	88,287
1,370	Digital Generation, Inc.*	13,700
772	DineEquity, Inc.*	41,209
944	Drew Industries, Inc.*	25,866
1,553	E.W. Scripps Co. (The), Class A*	14,785
1,293	Ethan Allen Interiors, Inc.	32,648
2,580	Finish Line, Inc. (The), Class A	59,314
1,919	Fred’s, Inc., Class A	26,578
1,204	Genesco, Inc.*	82,041
1,132	Group 1 Automotive, Inc.	58,377
2,189	Harte-Hanks, Inc.	19,132
951	Haverty Furniture Cos., Inc.	10,461
1,572	Helen of Troy Ltd.*	51,090
1,317	Hibbett Sports, Inc.*	64,467
3,112	Hillenbrand, Inc.	71,483
2,103	HOT Topic, Inc.	18,759
3,666	Iconix Brand Group, Inc.*	66,575
1,980	Interval Leisure Group, Inc.*	26,710
1,346	iRobot Corp.*	34,350
2,189	Jack in the Box, Inc.*	52,208
1,293	Jakks Pacific, Inc.	20,080
1,385	JoS. A. Bank Clothiers, Inc.*	71,314
808	Kirkland’s, Inc.*	12,888
1,365	K-Swiss, Inc., Class A*	4,545
2,582	La-Z-Boy, Inc.*	36,897
1,126	Lincoln Educational Services Corp.	9,526
1,071	Lithia Motors, Inc., Class A	25,286
7,358	Live Nation Entertainment, Inc.*	68,577
4,709	Liz Claiborne, Inc.*	46,054
1,382	Lumber Liquidators Holdings, Inc.*	30,252
933	M/I Homes, Inc.*	11,299
1,170	Maidenform Brands, Inc.*	24,570
990	Marcus Corp.	11,929
1,159	MarineMax, Inc.*	9,365
1,342	Marriott Vacations Worldwide Corp.*	33,456
2,548	Men’s Wearhouse, Inc. (The)	98,684
1,389	Meritage Homes Corp.*	35,961
717	Midas, Inc.*	6,546
570	Monarch Casino & Resort, Inc.*	5,974
1,534	Monro Muffler Brake, Inc.	70,365
868	Movado Group, Inc.	18,575
1,336	Multimedia Games Holding Co., Inc.*	13,667
1,399	Nutrisystem, Inc.	15,767
930	O’Charleys, Inc.*	9,216
4,287	OfficeMax, Inc.*	24,007
690	Oxford Industries, Inc.	34,776
1,056	P.F. Chang’s China Bistro, Inc.	40,466
922	Papa John’s International, Inc.*	34,262
644	Peet’s Coffee & Tea, Inc.*	41,467
2,625	PEP Boys-Manny Moe & Jack (The)	39,480
643	Perry Ellis International, Inc.*	11,207
1,012	PetMed Express, Inc.	12,326
3,093	Pinnacle Entertainment, Inc.*	34,054
2,371	Pool Corp.	86,304
6,087	Quiksilver, Inc.*	28,487
555	Red Robin Gourmet Burgers, Inc.*	19,098
3,114	Ruby Tuesday, Inc.*	24,227
779	rue21, inc.*	20,784
1,755	Ruth’s Hospitality Group, Inc.*	10,934
2,211	Ryland Group, Inc. (The)	40,085
2,797	Select Comfort Corp.*	82,763
2,670	Shuffle Master, Inc.*	38,982
1,838	Skechers U.S.A., Inc., Class A*	23,471
1,731	Sonic Automotive, Inc., Class A	29,652
3,087	Sonic Corp.*	25,499
1,672	Spartan Motors, Inc.	9,547
1,514	Stage Stores, Inc.	22,634
969	Standard Motor Products, Inc.	22,016
5,030	Standard Pacific Corp.*	22,031
1,347	Stein Mart, Inc.*	9,658
1,899	Steven Madden Ltd.*	81,999
948	Sturm Ruger & Co., Inc.	39,607
1,176	Superior Industries International, Inc.	21,262
2,957	Texas Roadhouse, Inc.	49,471
1,272	True Religion Apparel, Inc.*	33,543
2,114	Tuesday Morning Corp.*	7,251
735	Universal Electronics, Inc.*	14,377
1,069	Universal Technical Institute, Inc.*	13,886
1,453	Vitamin Shoppe, Inc.*	61,651
930	VOXX International Corp.*	11,895
1,451	Winnebago Industries, Inc.*	12,943
2,404	Wolverine World Wide, Inc.	91,689
1,297	Zale Corp.*	4,163
1,085	Zumiez, Inc.*	34,091
		3,814,135
	Consumer Staples - 3.0%

4,350	Alliance One International, Inc.*	16,051
921	Andersons, Inc. (The)	39,686
2,375	B&G Foods, Inc.	55,290
418	Boston Beer Co., Inc. (The), Class A*	39,509
625	Calavo Growers, Inc.	17,187
713	Cal-Maine Foods, Inc.	27,450
1,894	Casey’s General Stores, Inc.	97,030
2,126	Central Garden and Pet Co., Class A*	20,346
5,827	Darling International, Inc.*	93,174
1,098	Diamond Foods, Inc.	26,264
2,193	Hain Celestial Group, Inc. (The)*	89,562
806	Inter Parfums, Inc.	13,597
718	J&J Snack Foods Corp.	36,022
685	Medifast, Inc.*	11,118
604	Nash Finch Co.	16,193

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,511	Prestige Brands Holdings, Inc.*	$41,432
937	Sanderson Farms, Inc.	46,100
456	Seneca Foods Corp., Class A*	11,683
2,329	Snyder’s-Lance, Inc.	52,286
1,138	Spartan Stores, Inc.	20,302
1,788	TreeHouse Foods, Inc.*	102,989
2,427	United Natural Foods, Inc.*	110,477
795	WD-40 Co.	34,249
		1,017,997
	Energy - 3.4%

1,324	Approach Resources, Inc.*	45,757
1,460	Basic Energy Services, Inc.*	28,996
1,800	Bristow Group, Inc.	84,978
3,030	Cloud Peak Energy, Inc.*	53,692
2,370	Comstock Resources, Inc.*	37,991
635	Contango Oil & Gas Co.*	40,373
3,100	Exterran Holdings, Inc.*	44,640
993	GeoResources, Inc.*	31,816
715	Gulf Island Fabrication, Inc.	20,957
2,218	Gulfport Energy Corp.*	74,569
1,689	Hornbeck Offshore Services, Inc.*	68,827
6,336	ION Geophysical Corp.*	45,366
1,517	Lufkin Industries, Inc.	120,814
1,288	Matrix Service Co.*	17,053
1,304	Overseas Shipholding Group, Inc.	11,540
316	OYO Geospace Corp.*	34,776
2,276	Penn Virginia Corp.	11,130
1,175	Petroleum Development Corp.*	38,235
2,843	Petroquest Energy, Inc.*	17,342
3,068	Pioneer Drilling Co.*	30,557
1,081	SEACOR Holdings, Inc.*	106,889
2,439	Stone Energy Corp.*	77,926
2,115	Swift Energy Co.*	63,513
3,847	Tetra Technologies, Inc.*	34,969
		1,142,706
	Financials - 14.5%

2,120	Acadia Realty Trust (REIT)	44,923
899	AMERISAFE, Inc.*	20,281
2,301	Bank Mutual Corp.	9,043
1,416	Bank of the Ozarks, Inc.	41,560
3,882	BBCN Bancorp, Inc.*	39,791
7,658	BioMed Realty Trust, Inc. (REIT)	141,060
3,883	Boston Private Financial Holdings, Inc.	37,005
3,485	Brookline Bancorp, Inc.	31,992
1,002	Calamos Asset Management, Inc., Class A	12,285
1,458	Cash America International, Inc.	67,622
2,776	Cedar Realty Trust, Inc. (REIT)	13,214
737	City Holding Co.	25,257
4,350	Colonial Properties Trust (REIT)	89,262
1,967	Columbia Banking System, Inc.	41,602
1,925	Community Bank System, Inc.	52,591
5,163	Cousins Properties, Inc. (REIT)	38,155
2,718	Delphi Financial Group, Inc., Class A	121,114
8,339	DiamondRock Hospitality Co. (REIT)	83,056
1,395	Dime Community Bancshares, Inc.	19,418
1,336	EastGroup Properties, Inc. (REIT)	64,382
998	eHealth, Inc.*	15,000
1,736	Employers Holdings, Inc.	30,015
2,326	Entertainment Properties Trust (REIT)	105,833
4,698	Extra Space Storage, Inc. (REIT)	123,886
2,181	EZCORP, Inc., Class A*	68,702
1,948	Financial Engines, Inc.*	44,901
1,022	First BanCorp./Puerto Rico*	3,955
1,497	First Cash Financial Services, Inc.*	63,263
5,223	First Commonwealth Financial Corp.	31,286
2,901	First Financial Bancorp	47,489
1,566	First Financial Bankshares, Inc.	53,651
3,708	First Midwest Bancorp, Inc./IL	42,864
6,923	FNB Corp./PA	81,622
1,759	Forestar Group, Inc.*	27,599
3,592	Franklin Street Properties Corp. (REIT)	37,034
1,347	Getty Realty Corp. (REIT)	22,899
3,580	Glacier Bancorp, Inc.	49,404
1,569	Hanmi Financial Corp.*	13,603
3,875	Healthcare Realty Trust, Inc. (REIT)	80,096
1,112	Home Bancshares, Inc./AR	28,022
1,988	Horace Mann Educators Corp.	34,452
1,070	Independent Bank Corp./MA	29,414
589	Infinity Property & Casualty Corp.	32,295
3,852	Inland Real Estate Corp. (REIT)	33,397
1,928	Interactive Brokers Group, Inc., Class A	30,578
1,992	Investment Technology Group, Inc.*	22,908
3,318	Kilroy Realty Corp. (REIT)	145,461
3,167	Kite Realty Group Trust (REIT)	15,550
4,171	LaSalle Hotel Properties (REIT)	111,282
6,684	Lexington Realty Trust (REIT)	57,817
1,510	LTC Properties, Inc. (REIT)	46,599
2,541	Meadowbrook Insurance Group, Inc.	24,190
6,527	Medical Properties Trust, Inc. (REIT)	63,442
1,883	Mid-America Apartment Communities, Inc. (REIT)	117,443
2,060	National Financial Partners Corp.*	31,436
6,119	National Penn Bancshares, Inc.	53,541
548	Navigators Group, Inc. (The)*	25,761
1,648	NBT Bancorp, Inc.	35,943
4,854	Northwest Bancshares, Inc.	61,257
4,717	Old National Bancorp/IN	56,981
2,281	Oritani Financial Corp.	29,721
1,669	PacWest Bancorp	36,334
1,095	Parkway Properties, Inc./MD (REIT)	10,939
2,771	Pennsylvania Real Estate Investment Trust (REIT)	37,187
1,708	Pinnacle Financial Partners, Inc.*	28,284
775	Piper Jaffray Cos.*	19,050
2,583	Post Properties, Inc. (REIT)	112,800
1,060	Presidential Life Corp.	11,469
2,967	PrivateBancorp, Inc.	43,022
1,520	ProAssurance Corp.	133,395
6,097	Prospect Capital Corp.	65,909
2,679	Provident Financial Services, Inc.	36,809
925	PS Business Parks, Inc. (REIT)	57,739
829	RLI Corp.	58,080
1,399	S&T Bancorp, Inc.	29,673
756	Safety Insurance Group, Inc.	32,266
586	Saul Centers, Inc. (REIT)	22,186
2,699	Selective Insurance Group, Inc.	46,369
860	Simmons First National Corp., Class A	22,609
1,387	Sovran Self Storage, Inc. (REIT)	65,896
1,540	Sterling Bancorp/NY	13,706
961	Stewart Information Services Corp.	12,628
2,674	Stifel Financial Corp.*	100,355
9,289	Susquehanna Bancshares, Inc.	86,109
1,461	SWS Group, Inc.	8,167
4,316	Tanger Factory Outlet Centers (REIT)	126,372

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,865	Texas Capital Bancshares, Inc.*	$63,205
410	Tompkins Financial Corp.	16,851
1,985	Tower Group, Inc.	45,754
4,646	TrustCo Bank Corp NY	24,903
1,609	UMB Financial Corp.	67,015
5,702	Umpqua Holdings Corp.	70,249
2,249	United Bankshares, Inc./WV	65,851
945	United Community Banks, Inc./GA*	8,477
1,028	United Fire Group, Inc.	20,653
631	Universal Health Realty Income Trust (REIT)	23,846
1,149	Urstadt Biddle Properties, Inc., Class A (REIT)	21,854
1,689	ViewPoint Financial Group	25,318
308	Virtus Investment Partners, Inc.*	24,498
2,981	Wilshire Bancorp, Inc.*	12,938
1,789	Wintrust Financial Corp.	60,307
726	World Acceptance Corp.*	46,116
		4,839,393
	Health Care - 7.9%

1,079	Abaxis, Inc.*	28,658
3,508	Affymetrix, Inc.*	14,628
563	Air Methods Corp.*	50,799
3,349	Akorn, Inc.*	41,963
3,402	Align Technology, Inc.*	87,125
410	Almost Family, Inc.*	9,381
1,465	Amedisys, Inc.*	18,825
2,014	AMN Healthcare Services, Inc.*	10,755
1,560	Amsurg Corp.*	40,763
609	Analogic Corp.	34,683
2,677	Arqule, Inc.*	19,007
1,238	Bio-Reference Labs, Inc.*	24,933
1,468	Cambrex Corp.*	9,777
979	Cantel Medical Corp.	19,766
2,508	Centene Corp.*	122,390
990	Chemed Corp.	61,202
551	Computer Programs & Systems, Inc.	33,523
1,390	CONMED Corp.*	41,478
319	Corvel Corp.*	14,463
1,555	Cross Country Healthcare, Inc.*	8,801
1,401	CryoLife, Inc.*	7,635
3,065	Cubist Pharmaceuticals, Inc.*	131,366
1,237	Cyberonics, Inc.*	46,054
1,235	Emergent Biosolutions, Inc.*	18,858
819	Ensign Group, Inc. (The)	22,449
1,678	Enzo Biochem, Inc.*	4,329
2,182	eResearchTechnology, Inc.*	13,921
1,533	Gentiva Health Services, Inc.*	12,034
1,166	Greatbatch, Inc.*	28,858
1,244	Haemonetics Corp.*	83,385
1,656	Hanger Orthopedic Group, Inc.*	34,263
1,657	Healthways, Inc.*	13,173
508	Hi-Tech Pharmacal Co., Inc.*	20,279
606	ICU Medical, Inc.*	27,803
988	Integra LifeSciences Holdings Corp.*	31,221
1,586	Invacare Corp.	26,185
819	IPC The Hospitalist Co., Inc.*	29,787
387	Kensey Nash Corp.	8,738
2,595	Kindred Healthcare, Inc.*	26,703
469	Landauer, Inc.	25,157
787	LHC Group, Inc.*	13,395
1,391	Magellan Health Services, Inc.*	65,739
2,643	Medicines Co. (The)*	56,639
1,097	Medidata Solutions, Inc.*	21,874
2,053	Meridian Bioscience, Inc.	36,995
2,087	Merit Medical Systems, Inc.*	26,129
1,410	Molina Healthcare, Inc.*	47,884
2,191	Momenta Pharmaceuticals, Inc.*	32,120
633	MWI Veterinary Supply, Inc.*	54,799
1,463	Natus Medical, Inc.*	15,318
1,164	Neogen Corp.*	40,391
2,103	NuVasive, Inc.*	32,996
1,654	Omnicell, Inc.*	24,678
971	Palomar Medical Technologies, Inc.*	10,720
1,788	Par Pharmaceutical Cos., Inc.*	66,353
2,945	PAREXEL International Corp.*	72,094
1,463	PharMerica Corp.*	17,936
2,624	PSS World Medical, Inc.*	63,580
1,963	Quality Systems, Inc.	84,154
3,123	Questcor Pharmaceuticals, Inc.*	121,485
2,944	Salix Pharmaceuticals Ltd.*	145,198
3,495	Savient Pharmaceuticals, Inc.*	7,025
724	SurModics, Inc.*	10,281
1,808	Symmetry Medical, Inc.*	13,090
3,512	ViroPharma, Inc.*	112,595
1,679	West Pharmaceutical Services, Inc.	69,846
1,103	Zoll Medical Corp.*	80,684
		2,649,116
	Industrials - 11.6%

1,935	A. O. Smith Corp.	87,385
932	AAON, Inc.	17,289
1,935	AAR Corp.	42,667
2,386	ABM Industries, Inc.	54,162
3,431	Actuant Corp., Class A	96,651
1,941	Aegion Corp.*	34,181
882	Aerovironment, Inc.*	25,119
1,401	Albany International Corp., Class A	33,512
750	Allegiant Travel Co.*	37,485
445	American Science & Engineering, Inc.	32,352
1,410	Apogee Enterprises, Inc.	18,711
2,090	Applied Industrial Technologies, Inc.	83,955
1,266	Arkansas Best Corp.	22,535
994	Astec Industries, Inc.*	37,722
626	AZZ, Inc.	31,425
2,344	Barnes Group, Inc.	64,929
2,319	Belden, Inc.	91,531
2,609	Brady Corp., Class A	83,358
2,492	Briggs & Stratton Corp.	42,215
430	Cascade Corp.	22,893
640	CDI Corp.	9,606
1,205	Ceradyne, Inc.*	37,247
860	CIRCOR International, Inc.	28,475
1,865	Comfort Systems USA, Inc.	21,336
444	Consolidated Graphics, Inc.*	20,730
785	Cubic Corp.	37,523
2,324	Curtiss-Wright Corp.	86,337
1,502	Dolan Co. (The)*	13,488
1,675	Dycom Industries, Inc.*	35,644
3,321	EMCOR Group, Inc.	92,324
1,086	Encore Capital Group, Inc.*	24,196
956	Encore Wire Corp.	27,848
2,375	EnerSys*	79,753
1,034	EnPro Industries, Inc.*	39,096
1,328	ESCO Technologies, Inc.	47,529
659	Exponent, Inc.*	31,777
3,096	Federal Signal Corp.*	14,551
1,421	Forward Air Corp.	47,845
936	Franklin Electric Co., Inc.	46,809
937	G&K Services, Inc., Class A	31,230
2,971	GenCorp, Inc.*	17,826
3,117	Geo Group, Inc. (The)*	54,890

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,514	Gibraltar Industries, Inc.*	$20,924
2,296	Griffon Corp.	24,544
3,323	Healthcare Services Group, Inc.	64,732
2,867	Heartland Express, Inc.	41,486
888	Heidrick & Struggles International, Inc.	18,044
1,868	HUB Group, Inc., Class A*	66,557
2,716	II-VI, Inc.*	63,527
1,118	Insperity, Inc.	33,685
2,869	Interface, Inc., Class A	35,145
1,427	John Bean Technologies Corp.	24,644
1,305	Kaman Corp.	45,009
1,599	Kaydon Corp.	60,154
1,411	Kelly Services, Inc., Class A	21,165
2,924	Knight Transportation, Inc.	50,088
188	Lawson Products, Inc.	3,066
631	Lindsay Corp.	41,387
854	Lydall, Inc.*	7,780
1,747	Mobile Mini, Inc.*	37,735
2,252	Moog, Inc., Class A*	98,885
1,903	Mueller Industries, Inc.	87,538
240	National Presto Industries, Inc.	20,782
2,603	Navigant Consulting, Inc.*	35,167
991	NCI Building Systems, Inc.*	11,991
2,345	Old Dominion Freight Line, Inc.*	102,031
1,835	On Assignment, Inc.*	25,470
2,925	Orbital Sciences Corp.*	41,096
1,350	Orion Marine Group, Inc.*	9,855
852	Portfolio Recovery Associates, Inc.*	59,410
444	Powell Industries, Inc.*	14,559
1,843	Quanex Building Products Corp.	31,349
2,198	Resources Connection, Inc.	28,728
2,285	Robbins & Myers, Inc.	111,531
2,014	Simpson Manufacturing Co., Inc.	60,058
2,525	SkyWest, Inc.	28,836
608	Standard Register Co. (The)	955
630	Standex International Corp.	24,072
1,975	SYKES Enterprises, Inc.*	27,216
1,840	Teledyne Technologies, Inc.*	109,664
936	Tennant Co.	38,413
3,113	Tetra Tech, Inc.*	76,455
1,526	Toro Co. (The)	103,371
1,996	TrueBlue, Inc.*	33,054
762	Unifirst Corp.	45,781
2,124	United Stationers, Inc.	61,681
974	Universal Forest Products, Inc.	31,304
1,002	Viad Corp.	19,499
978	Vicor Corp.	7,941
1,447	Watts Water Technologies, Inc., Class A	57,214
		3,869,715
	Information Technology - 14.4%

2,209	Advanced Energy Industries, Inc.*	26,508
755	Agilysys, Inc.*	6,078
1,378	Anixter International, Inc.*	95,826
5,869	Arris Group, Inc.*	66,848
1,577	ATMI, Inc.*	34,741
1,461	Avid Technology, Inc.*	15,560
753	Badger Meter, Inc.	24,224
506	Bel Fuse, Inc., Class B	8,845
2,876	Benchmark Electronics, Inc.*	47,224
880	Black Box Corp.	23,690
2,157	Blackbaud, Inc.	68,053
1,793	Bottomline Technologies, Inc.*	50,383
3,395	Brightpoint, Inc.*	29,876
3,220	Brooks Automation, Inc.	38,479
1,123	Cabot Microelectronics Corp.*	56,431
1,316	CACI International, Inc., Class A*	77,828
2,183	Cardtronics, Inc.*	58,046
1,171	CEVA, Inc.*	28,865
1,999	Checkpoint Systems, Inc.*	22,189
3,598	CIBER, Inc.*	15,759
3,183	Cirrus Logic, Inc.*	75,055
2,095	Cognex Corp.	89,331
1,203	Cohu, Inc.	13,498
2,167	CommVault Systems, Inc.*	111,752
1,644	comScore, Inc.*	36,152
1,013	Comtech Telecommunications Corp.	32,689
1,687	CSG Systems International, Inc.*	27,009
1,709	CTS Corp.	17,005
1,522	Cymer, Inc.*	69,982
1,834	Daktronics, Inc.	16,506
2,065	DealerTrack Holdings, Inc.*	57,510
1,277	Digi International, Inc.*	14,353
1,857	Digital River, Inc.*	32,776
1,840	Diodes, Inc.*	45,706
1,146	DSP Group, Inc.*	7,323
832	DTS, Inc.*	23,363
1,556	Ebix, Inc.	36,255
1,205	Electro Scientific Industries, Inc.	16,677
4,321	Entropic Communications, Inc.*	26,639
1,582	EPIQ Systems, Inc.	18,177
2,231	Exar Corp.*	15,617
828	FARO Technologies, Inc.*	45,921
1,870	FEI Co.*	83,252
734	Forrester Research, Inc.*	23,657
5,961	GT Advanced Technologies, Inc.*	51,026
5,776	Harmonic, Inc.*	34,021
1,965	Heartland Payment Systems, Inc.	55,649
1,547	Higher One Holdings, Inc.*	22,741
1,389	Hittite Microwave Corp.*	79,423
1,494	iGate Corp.*	26,040
1,963	InfoSpace, Inc.*	22,790
2,184	Insight Enterprises, Inc.*	45,646
712	Interactive Intelligence Group, Inc.*	19,936
2,551	Intermec, Inc.*	19,081
1,149	Intevac, Inc.*	9,077
2,362	j2 Global, Inc.	69,844
2,118	JDA Software Group, Inc.*	53,077
3,378	Kopin Corp.*	12,161
3,619	Kulicke & Soffa Industries, Inc.*	40,750
1,155	Liquidity Services, Inc.*	49,954
1,146	Littelfuse, Inc.	60,658
2,360	LivePerson, Inc.*	35,589
1,053	LogMeIn, Inc.*	38,814
1,030	Manhattan Associates, Inc.*	47,751
1,672	MAXIMUS, Inc.	69,739
748	Measurement Specialties, Inc.*	24,325
1,524	Mercury Computer Systems, Inc.*	21,900
1,843	Methode Electronics, Inc.	16,863
2,479	Micrel, Inc.	26,451
4,324	Microsemi Corp.*	90,458
402	MicroStrategy, Inc., Class A*	54,507
2,611	MKS Instruments, Inc.	78,199
1,476	Monolithic Power Systems, Inc.*	27,439
1,793	Monotype Imaging Holdings, Inc.*	25,156
781	MTS Systems Corp.	38,355
850	Nanometrics, Inc.*	14,917
392	NCI, Inc., Class A*	2,822
1,870	Netgear, Inc.*	70,256
1,715	Netscout Systems, Inc.*	36,409
1,871	Newport Corp.*	31,283
1,596	Novatel Wireless, Inc.*	5,474

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
953	Oplink Communications, Inc.*	$15,639
740	OPNET Technologies, Inc.	21,127
978	OSI Systems, Inc.*	57,702
1,033	Park Electrochemical Corp.	29,440
907	PC-Tel, Inc.	6,666
1,524	Perficient, Inc.*	18,410
1,211	Pericom Semiconductor Corp.*	9,313
1,723	Plexus Corp.*	59,788
1,397	Power Integrations, Inc.	52,108
3,187	Progress Software Corp.*	73,907
2,054	Pulse Electronics Corp.	6,326
1,132	Radisys Corp.*	8,479
1,419	Rofin-Sinar Technologies, Inc.*	33,290
806	Rogers Corp.*	29,895
865	Rubicon Technology, Inc.*	7,759
1,586	Rudolph Technologies, Inc.*	15,654
1,354	ScanSource, Inc.*	50,098
1,600	Sigma Designs, Inc.*	9,200
1,429	Sourcefire, Inc.*	64,334
628	Stamps.com, Inc.*	16,234
1,136	Standard Microsystems Corp.*	29,070
2,067	STR Holdings, Inc.*	14,676
1,055	Stratasys, Inc.*	38,866
1,370	Super Micro Computer, Inc.*	22,660
600	Supertex, Inc.*	11,076
2,118	Symmetricom, Inc.*	12,433
1,603	Synaptics, Inc.*	58,910
1,330	Synchronoss Technologies, Inc.*	44,502
1,280	SYNNEX Corp.*	52,774
4,314	Take-Two Interactive Software, Inc.*	66,651
2,066	Taleo Corp., Class A*	94,664
1,258	TeleTech Holdings, Inc.*	19,210
2,565	Tessera Technologies, Inc.*	43,092
8,275	TriQuint Semiconductor, Inc.*	53,291
2,551	TTM Technologies, Inc.*	29,872
1,213	Tyler Technologies, Inc.*	45,815
1,280	Ultratech, Inc.*	34,829
4,439	United Online, Inc.	22,461
1,927	Veeco Instruments, Inc.*	52,106
2,102	Viasat, Inc.*	96,965
934	Virtusa Corp.*	14,598
1,224	Volterra Semiconductor Corp.*	37,614
1,933	Websense, Inc.*	34,813
1,925	Wright Express Corp.*	119,119
1,426	XO Group, Inc.*	12,891
		4,808,566
	Materials - 3.9%

1,463	A. Schulman, Inc.	37,804
826	A.M. Castle & Co.*	9,458
5,490	AK Steel Holding Corp.	43,481
1,246	AMCOL International Corp.	36,545
1,158	American Vanguard Corp.	19,130
1,442	Balchem Corp.	39,295
1,959	Buckeye Technologies, Inc.	66,920
2,821	Calgon Carbon Corp.*	42,625
2,721	Century Aluminum Co.*	26,693
1,132	Clearwater Paper Corp.*	38,839
539	Deltic Timber Corp.	35,148
2,235	Eagle Materials, Inc.	70,134
2,437	H.B. Fuller Co.	73,427
444	Hawkins, Inc.	17,205
601	Haynes International, Inc.	38,037
3,034	Headwaters, Inc.*	9,223
788	Kaiser Aluminum Corp.	38,092
1,941	KapStone Paper and Packaging Corp.*	39,014
1,026	Koppers Holdings, Inc.	38,608
1,598	Kraton Performance Polymers, Inc.*	44,408
921	LSB Industries, Inc.*	37,043
1,011	Materion Corp.*	29,673
1,661	Myers Industries, Inc.	22,125
748	Neenah Paper, Inc.	20,862
456	Olympic Steel, Inc.	10,689
1,609	OM Group, Inc.*	44,215
4,519	PolyOne Corp.	60,690
641	Quaker Chemical Corp.	26,416
1,503	RTI International Metals, Inc.*	33,878
805	Schweitzer-Mauduit International, Inc.	56,390
412	Stepan Co.	36,021
3,479	SunCoke Energy, Inc.*	49,854
1,388	Texas Industries, Inc.	46,956
1,164	Tredegar Corp.	27,051
2,448	Wausau Paper Corp.	22,864
1,094	Zep, Inc.	16,596
		1,305,409
	Telecommunication Services - 0.4%

460	Atlantic Tele-Network, Inc.	17,627
1,511	Cbeyond, Inc.*	11,605
9,747	Cincinnati Bell, Inc.*	36,551
1,736	General Communication, Inc., Class A*	18,384
736	Lumos Networks Corp.	9,421
1,565	Neutral Tandem, Inc.*	17,466
745	NTELOS Holdings Corp.	17,321
1,101	USA Mobility, Inc.	15,106
		143,481
	Utilities - 3.1%

1,613	Allete, Inc.	67,069
933	American States Water Co.	34,390
2,898	Avista Corp.	71,581
669	Central Vermont Public Service Corp.	23,576
741	CH Energy Group, Inc.	49,402
2,004	El Paso Electric Co.	65,591
1,116	Laclede Group, Inc. (The)	45,856
2,063	New Jersey Resources Corp.	96,321
1,329	Northwest Natural Gas Co.	60,828
1,805	NorthWestern Corp.	62,688
3,593	Piedmont Natural Gas Co., Inc.	116,413
1,501	South Jersey Industries, Inc.	78,052
2,286	Southwest Gas Corp.	97,498
2,511	UIL Holdings Corp.	88,513
1,838	UniSource Energy Corp.	67,620
		1,025,398
	Total Common Stocks (Cost $21,635,290)	24,615,916

Principal Amount
	U.S. Government & Agency Securities (a) - 1.0%
	Federal Home Loan Bank
$320,893	0.00%, due 03/01/12	320,893
12,436	0.03%, due 03/01/12	12,436
	Total U.S. Government & Agency Securities (Cost $333,329)	333,329

Principal Amount		Value
	Repurchase Agreements (a)(b) - 19.5%
$6,517,734	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $6,517,761	$6,517,734
	Total Repurchase Agreements (Cost $6,517,734)	6,517,734

	Total Investment Securities (Cost $28,486,353) — 94.1%	31,466,979
	Other assets less liabilities — 5.9%	1,988,144
	Net Assets — 100.0%	$33,455,123

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $9,953,572.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,659,736
Aggregate gross unrealized depreciation	(3,439,167)
Net unrealized appreciation	$1,220,569
Federal income tax cost of investments	$30,246,410

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$27,373,490	$2,202,134

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	936,555	(21,019)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	4,334,611	(163,236)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	5,846,477	(132,956)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	1,335,102	(30,295)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	2,471,996	(56,006)

		$1,798,622

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 61.1%
	Consumer Discretionary - 8.3%

5,087	1-800-Flowers.com, Inc., Class A*	$13,888
3,651	A.H. Belo Corp., Class A	17,233
15,802	Aeropostale, Inc.*	283,962
4,847	AFC Enterprises, Inc.*	77,504
3,465	Ambassadors Group, Inc.	18,261
13,070	American Axle & Manufacturing Holdings, Inc.*	148,867
7,501	American Greetings Corp., Class A	112,515
3,501	American Public Education, Inc.*	137,099
1,677	America’s Car-Mart, Inc.*	74,811
4,353	Amerigon, Inc.*	64,076
6,308	Ameristar Casinos, Inc.	125,151
10,190	Ann, Inc.*	243,439
5,312	Arbitron, Inc.	177,633
2,557	Archipelago Learning, Inc.*	23,371
2,375	Arctic Cat, Inc.*	87,352
5,715	Asbury Automotive Group, Inc.*	148,190
12,296	Ascena Retail Group, Inc.*	474,626
2,819	Ascent Capital Group, Inc., Class A*	138,808
5,685	Barnes & Noble, Inc.*	75,667
14,915	Beazer Homes USA, Inc.*	46,535
7,520	bebe stores, inc.	67,379
18,125	Belo Corp., Class A	129,956
2,825	Benihana, Inc.	29,352
4,304	Big 5 Sporting Goods Corp.	33,528
237	Biglari Holdings, Inc.*	97,291
4,709	BJ’s Restaurants, Inc.*	233,802
3,657	Black Diamond, Inc.*	30,280
2,332	Blue Nile, Inc.*	83,136
1,017	Blyth, Inc.	64,885
5,932	Bob Evans Farms, Inc.	218,298
2,302	Body Central Corp.*	64,088
2,417	Bon-Ton Stores, Inc. (The)	11,602
10,724	Boyd Gaming Corp.*	85,899
3,770	Bravo Brio Restaurant Group, Inc.*	72,686
3,497	Bridgepoint Education, Inc.*	85,187
8,216	Brown Shoe Co., Inc.	88,568
17,430	Brunswick Corp.	416,751
5,273	Buckle, Inc. (The)	236,863
3,586	Buffalo Wild Wings, Inc.*	310,153
2,905	Build-A-Bear Workshop, Inc.*	15,832
8,469	Cabela’s, Inc.*	300,480
12,609	Callaway Golf Co.	82,589
3,232	Cambium Learning Group, Inc.*	9,308
2,830	Capella Education Co.*	109,804
2,528	Caribou Coffee Co., Inc.*	41,914
2,466	Carrols Restaurant Group, Inc.*	29,296
9,622	Carter’s, Inc.*	467,341
8,248	Casual Male Retail Group, Inc.*	25,981
5,414	Cato Corp. (The), Class A	146,774
1,335	Cavco Industries, Inc.*	60,195
3,885	CEC Entertainment, Inc.	148,252
7,171	Central European Media Enterprises Ltd., Class A*	53,496
22,755	Charming Shoppes, Inc.*	128,566
11,305	Cheesecake Factory, Inc. (The)*	335,080
1,665	Cherokee, Inc.	18,765
5,108	Children’s Place Retail Stores, Inc. (The)*	259,231
7,007	Christopher & Banks Corp.	14,995
2,459	Churchill Downs, Inc.	128,360
18,193	Cinemark Holdings, Inc.	380,598
2,931	Citi Trends, Inc.*	31,772
6,138	Coinstar, Inc.*	357,416
14,251	Coldwater Creek, Inc.*	13,396
12,050	Collective Brands, Inc.*	217,141
2,376	Columbia Sportswear Co.	118,634
2,836	Conn’s, Inc.*	37,605
12,156	Cooper Tire & Rubber Co.	201,790
2,230	Core-Mark Holding Co., Inc.	89,378
15,255	Corinthian Colleges, Inc.*	68,495
3,718	Cost Plus, Inc.*	48,855
4,493	Cracker Barrel Old Country Store, Inc.	250,125
17,669	Crocs, Inc.*	347,196
6,830	Crown Media Holdings, Inc., Class A*	8,742
1,587	CSS Industries, Inc.	31,105
7,377	Cumulus Media, Inc., Class A*	25,377
28,632	Dana Holding Corp.*	458,112
1,386	Delta Apparel, Inc.*	22,717
19,363	Denny’s Corp.*	80,356
2,100	Destination Maternity Corp.	37,758
986	Dial Global, Inc.*	2,416
721	Digital Domain Media Group, Inc.*	4,045
5,366	Digital Generation, Inc.*	53,660
3,028	DineEquity, Inc.*	161,635
11,393	Domino’s Pizza, Inc.*	438,175
2,117	Dorman Products, Inc.*	96,133
3,741	Drew Industries, Inc.*	102,503
6,170	E.W. Scripps Co. (The), Class A*	58,738
1,166	Einstein Noah Restaurant Group, Inc.	16,359
4,735	Entercom Communications Corp., Class A*	33,145
9,840	Entravision Communications Corp., Class A	16,334
4,726	Ethan Allen Interiors, Inc.	119,331
15,152	Exide Technologies*	45,001
10,817	Express, Inc.*	257,445
10,146	Finish Line, Inc. (The), Class A	233,257
1,727	Fisher Communications, Inc.*	49,513
1,960	Francesca’s Holdings Corp.*	44,982
7,250	Fred’s, Inc., Class A	100,412
3,257	Fuel Systems Solutions, Inc.*	84,356
8,209	Furniture Brands International, Inc.*	13,134
3,232	G-III Apparel Group Ltd.*	80,541
6,977	Gaylord Entertainment Co.*	207,636
857	Geeknet, Inc.*	12,435
4,637	Genesco, Inc.*	315,965
2,230	Global Sources Ltd.*	11,886
4,472	GNC Holdings, Inc., Class A*	144,759
1,043	Gordmans Stores, Inc.*	15,822
5,612	Grand Canyon Education, Inc.*	96,021
9,710	Gray Television, Inc.*	20,003
4,451	Group 1 Automotive, Inc.	229,538
8,664	Harte-Hanks, Inc.	75,723
3,677	Haverty Furniture Cos., Inc.	40,447
6,042	Helen of Troy Ltd.*	196,365
3,299	hhgregg, Inc.*	37,708
5,364	Hibbett Sports, Inc.*	262,568
12,272	Hillenbrand, Inc.	281,888
8,270	HOT Topic, Inc.	73,768
11,990	Hovnanian Enterprises, Inc., Class A*	33,212
7,824	HSN, Inc.	290,740

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14,278	Iconix Brand Group, Inc.*	$259,288
5,765	International Speedway Corp., Class A	145,047
7,874	Interval Leisure Group, Inc.*	106,220
4,650	iRobot Corp.*	118,668
3,995	Isle of Capri Casinos, Inc.*	25,368
8,608	Jack in the Box, Inc.*	205,301
5,326	Jakks Pacific, Inc.	82,713
12,901	Jamba, Inc.*	27,350
945	Johnson Outdoors, Inc., Class A*	15,536
15,833	Jones Group, Inc. (The)	155,955
5,408	JoS. A. Bank Clothiers, Inc.*	278,458
8,457	Journal Communications, Inc., Class A*	40,171
5,088	K12, Inc.*	109,697
15,065	KB Home	172,042
1,477	Kenneth Cole Productions, Inc., Class A*	23,174
3,279	Kirkland’s, Inc.*	52,300
5,881	Knology, Inc.*	104,858
11,448	Krispy Kreme Doughnuts, Inc.*	93,645
5,125	K-Swiss, Inc., Class A*	17,066
10,153	La-Z-Boy, Inc.*	145,086
8,112	Leapfrog Enterprises, Inc.*	57,027
3,882	Libbey, Inc.*	48,719
8,279	Life Time Fitness, Inc.*	409,562
1,816	Lifetime Brands, Inc.	21,211
5,804	LIN TV Corp., Class A*	23,912
4,420	Lincoln Educational Services Corp.	37,393
8,823	Lions Gate Entertainment Corp.*	120,699
4,319	Lithia Motors, Inc., Class A	101,972
27,626	Live Nation Entertainment, Inc.*	257,474
18,517	Liz Claiborne, Inc.*	181,096
3,681	Luby’s, Inc.*	18,258
4,528	Lumber Liquidators Holdings, Inc.*	99,118
3,663	M/I Homes, Inc.*	44,359
2,328	Mac-Gray Corp.	32,452
4,582	Maidenform Brands, Inc.*	96,222
3,991	Marcus Corp.	48,092
1,999	Marine Products Corp.	12,434
4,548	MarineMax, Inc.*	36,748
5,327	Martha Stewart Living Omnimedia, Class A	23,971
5,777	Matthews International Corp., Class A	179,203
1,118	Mattress Firm Holding Corp.*	37,162
11,297	McClatchy Co. (The), Class A*	28,694
7,342	MDC Holdings, Inc.	180,466
4,907	MDC Partners, Inc., Class A	63,398
10,078	Men’s Wearhouse, Inc. (The)	390,321
7,113	Meredith Corp.	234,018
5,471	Meritage Homes Corp.*	141,644
9,110	Modine Manufacturing Co.*	82,719
1,744	Monarch Casino & Resort, Inc.*	18,277
5,968	Monro Muffler Brake, Inc.	273,752
4,317	Morgans Hotel Group Co.*	22,146
2,362	Motorcar Parts of America, Inc.*	19,486
3,386	Movado Group, Inc.	72,460
5,265	Multimedia Games Holding Co., Inc.*	53,861
1,734	National American University Holdings, Inc.	11,982
10,794	National CineMedia, Inc.	171,733
5,323	New York & Co., Inc.*	13,893
26,852	New York Times Co. (The), Class A*	176,955
2,144	Nexstar Broadcasting Group, Inc., Class A*	17,688
5,276	Nutrisystem, Inc.	59,461
3,609	O’Charleys, Inc.*	35,765
54,337	Office Depot, Inc.*	179,312
16,829	OfficeMax, Inc.*	94,242
4,095	Orbitz Worldwide, Inc.*	14,701
18,655	Orient-Express Hotels Ltd., Class A*	184,498
2,812	Outdoor Channel Holdings, Inc.	19,825
2,266	Overstock.com, Inc.*	14,412
2,513	Oxford Industries, Inc.	126,655
4,152	P.F. Chang’s China Bistro, Inc.	159,105
9,285	Pacific Sunwear of California, Inc.*	19,498
3,655	Papa John’s International, Inc.*	135,820
2,509	Peet’s Coffee & Tea, Inc.*	161,555
8,740	Penske Automotive Group, Inc.	210,459
10,307	PEP Boys-Manny Moe & Jack (The)	155,017
2,387	Perry Ellis International, Inc.*	41,605
3,981	PetMed Express, Inc.	48,489
19,206	Pier 1 Imports, Inc.*	329,767
12,121	Pinnacle Entertainment, Inc.*	133,452
9,430	Pool Corp.	343,252
25,400	Quiksilver, Inc.*	118,872
1,682	R.G. Barry Corp.	23,514
1,952	ReachLocal, Inc.*	15,226
2,872	Red Lion Hotels Corp.*	22,086
2,540	Red Robin Gourmet Burgers, Inc.*	87,401
11,309	Regis Corp.	195,759
11,502	Rent-A-Center, Inc.	407,401
1,861	Rentrak Corp.*	38,672
12,743	Ruby Tuesday, Inc.*	99,141
2,932	rue21, inc.*	78,226
6,887	Ruth’s Hospitality Group, Inc.*	42,906
8,687	Ryland Group, Inc. (The)	157,495
706	Saga Communications, Inc., Class A*	26,489
22,576	Saks, Inc.*	263,010
5,201	Scholastic Corp.	158,995
3,151	School Specialty, Inc.*	10,083
11,390	Scientific Games Corp., Class A*	119,709
9,681	Sealy Corp.*	16,651
10,882	Select Comfort Corp.*	321,998
1,053	Shiloh Industries, Inc.	9,477
1,792	Shoe Carnival, Inc.*	46,915
10,577	Shuffle Master, Inc.*	154,424
5,832	Shutterfly, Inc.*	159,564
9,873	Sinclair Broadcast Group, Inc., Class A	112,750
8,162	Six Flags Entertainment Corp.	369,412
7,330	Skechers U.S.A., Inc., Class A*	93,604
1,886	Skullcandy, Inc.*	26,630
1,342	Skyline Corp.	10,803
11,795	Smith & Wesson Holding Corp.*	61,688
7,877	Sonic Automotive, Inc., Class A	134,933
12,098	Sonic Corp.*	99,929
13,223	Sotheby’s	520,193
6,527	Spartan Motors, Inc.	37,269
2,311	Speedway Motorsports, Inc.	35,867
6,090	Stage Stores, Inc.	91,045
3,851	Standard Motor Products, Inc.	87,495
20,794	Standard Pacific Corp.*	91,078

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,376	Stein Mart, Inc.*	$38,546
2,942	Steiner Leisure Ltd.*	147,218
1,291	Steinway Musical Instruments, Inc.*	32,223
7,406	Steven Madden Ltd.*	319,791
15,423	Stewart Enterprises, Inc., Class A	95,931
5,178	Stoneridge, Inc.*	50,071
2,396	Strayer Education, Inc.	246,536
3,694	Sturm Ruger & Co., Inc.	154,335
2,610	Summer Infant, Inc.*	15,634
4,582	Superior Industries International, Inc.	82,843
2,115	Systemax, Inc.*	40,819
13,685	Talbots, Inc.*	40,508
1,398	Teavana Holdings, Inc.*	32,783
11,835	Tenneco, Inc.*	455,647
12,318	Texas Roadhouse, Inc.	206,080
1,286	Tower International, Inc.*	16,384
4,011	Town Sports International Holdings, Inc.*	41,313
5,046	True Religion Apparel, Inc.*	133,063
8,438	Tuesday Morning Corp.*	28,942
2,894	U.S. Auto Parts Network, Inc.*	14,036
2,727	Unifi, Inc.*	22,607
2,940	Universal Electronics, Inc.*	57,506
4,409	Universal Technical Institute, Inc.*	57,273
7,049	Vail Resorts, Inc.	296,763
8,761	Valassis Communications, Inc.*	218,850
263	Value Line, Inc.	3,017
8,010	ValueVision Media, Inc., Class A*	13,777
3,877	Vera Bradley, Inc.*	142,286
4,857	Vitamin Shoppe, Inc.*	206,083
3,532	VOXX International Corp.*	45,174
7,924	Warnaco Group, Inc. (The)*	465,218
2,897	West Marine, Inc.*	30,708
17,718	Wet Seal, Inc. (The), Class A*	62,013
1,402	Weyco Group, Inc.	32,723
442	Winmark Corp.	25,579
5,701	Winnebago Industries, Inc.*	50,853
9,716	Wolverine World Wide, Inc.	370,568
5,335	World Wrestling Entertainment, Inc., Class A	48,762
4,341	Zagg, Inc.*	45,581
6,290	Zale Corp.*	20,191
4,157	Zumiez, Inc.*	130,613
		31,800,086
	Consumer Staples - 2.1%

693	Alico, Inc.	16,119
17,048	Alliance One International, Inc.*	62,907
3,641	Andersons, Inc. (The)	156,891
222	Arden Group, Inc., Class A	19,878
9,377	B&G Foods, Inc.	218,297
1,608	Boston Beer Co., Inc. (The), Class A*	151,988
2,317	Calavo Growers, Inc.	63,717
2,775	Cal-Maine Foods, Inc.	106,837
7,429	Casey’s General Stores, Inc.	380,588
14,236	Central European Distribution Corp.*	62,069
8,207	Central Garden and Pet Co., Class A*	78,541
2,026	Chefs’ Warehouse, Inc. (The)*	42,546
8,890	Chiquita Brands International, Inc.*	85,255
896	Coca-Cola Bottling Co. Consolidated	57,738
2,038	Craft Brew Alliance, Inc.*	12,738
22,903	Darling International, Inc.*	366,219
4,310	Diamond Foods, Inc.	103,095
7,022	Dole Food Co., Inc.*	67,271
4,785	Elizabeth Arden, Inc.*	177,763
1,326	Farmer Bros Co.*	14,679
3,616	Female Health Co. (The)	17,791
7,146	Fresh Del Monte Produce, Inc.	160,499
5,505	Fresh Market, Inc. (The)*	247,835
488	Griffin Land & Nurseries, Inc.	12,459
7,010	Hain Celestial Group, Inc. (The)*	286,288
1,771	Harbinger Group, Inc.*	8,076
2,397	Imperial Sugar Co.	13,783
2,466	Ingles Markets, Inc., Class A	44,067
3,152	Inter Parfums, Inc.	53,174
2,798	J&J Snack Foods Corp.	140,376
3,663	Lancaster Colony Corp.	238,718
898	Lifeway Foods, Inc.*	8,172
1,531	Limoneira Co.	28,079
2,697	Medifast, Inc.*	43,772
2,354	MGP Ingredients, Inc.	14,218
2,370	Nash Finch Co.	63,540
2,190	National Beverage Corp.*	35,062
2,186	Nature’s Sunshine Products, Inc.*	32,243
10,725	Nu Skin Enterprises, Inc., Class A	619,476
1,801	Nutraceutical International Corp.*	23,449
975	Oil-Dri Corp. of America	20,270
3,789	Omega Protein Corp.*	31,297
4,500	Pantry, Inc. (The)*	55,935
9,909	Pilgrim’s Pride Corp.*	62,129
9,843	Prestige Brands Holdings, Inc.*	162,409
3,482	Pricesmart, Inc.	225,042
2,874	Primo Water Corp.*	7,645
2,124	Revlon, Inc., Class A*	32,200
115,366	Rite Aid Corp.*	177,664
9,619	Ruddick Corp.	393,994
4,334	Sanderson Farms, Inc.	213,233
2,389	Schiff Nutrition International, Inc.*	26,661
1,808	Seneca Foods Corp., Class A*	46,321
11,646	Smart Balance, Inc.*	69,760
9,248	Snyder’s-Lance, Inc.	207,618
4,421	Spartan Stores, Inc.	78,871
3,271	Spectrum Brands Holdings, Inc.*	92,962
20,958	Star Scientific, Inc.*	78,592
1,839	Susser Holdings Corp.*	46,600
3,387	Synutra International, Inc.*	20,559
4,655	Tootsie Roll Industries, Inc.	108,229
6,950	TreeHouse Foods, Inc.*	400,320
9,468	United Natural Foods, Inc.*	430,983
4,534	Universal Corp.	208,292
1,265	USANA Health Sciences, Inc.*	46,931
9,419	Vector Group Ltd.	170,955
1,223	Village Super Market, Inc., Class A	36,800
3,125	WD-40 Co.	134,625
2,154	Weis Markets, Inc.	92,320
10,927	Winn-Dixie Stores, Inc.*	103,588
		8,119,018
	Energy - 4.1%

16,108	Abraxas Petroleum Corp.*	64,754
2,219	Alon USA Energy, Inc.	20,859

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,453	Amyris, Inc.*	$18,577
1,786	Apco Oil and Gas International, Inc.	134,271
5,097	Approach Resources, Inc.*	176,152
8,715	ATP Oil & Gas Corp.*	69,720
4,717	Basic Energy Services, Inc.*	93,680
10,089	Berry Petroleum Co., Class A	544,402
9,238	Bill Barrett Corp.*	270,027
19,986	BPZ Resources, Inc.*	64,155
7,110	Bristow Group, Inc.	335,663
2,333	C&J Energy Services, Inc.*	47,407
18,676	Cal Dive International, Inc.*	54,160
7,657	Callon Petroleum Co.*	54,058
11,483	CAMAC Energy, Inc.*	10,105
7,622	Carrizo Oil & Gas, Inc.*	214,712
24,674	Cheniere Energy, Inc.*	371,097
1,155	Clayton Williams Energy, Inc.*	102,044
9,703	Clean Energy Fuels Corp.*	182,319
11,932	Cloud Peak Energy, Inc.*	211,435
9,323	Comstock Resources, Inc.*	149,448
2,389	Contango Oil & Gas Co.*	151,893
4,273	Crimson Exploration, Inc.*	13,289
7,947	Crosstex Energy, Inc.	109,112
17,186	CVR Energy, Inc.*	467,631
1,550	Dawson Geophysical Co.*	58,730
2,782	Delek U.S. Holdings, Inc.	36,750
12,616	DHT Holdings, Inc.	14,004
6,728	Dril-Quip, Inc.*	470,893
7,269	Endeavour International Corp.*	84,102
5,665	Energy Partners Ltd.*	96,532
14,743	Energy XXI Bermuda Ltd.*	551,830
3,145	Evolution Petroleum Corp.*	29,186
12,513	Exterran Holdings, Inc.*	180,187
10,090	Frontline Ltd.	54,082
10,241	FX Energy, Inc.*	64,826
11,364	Gastar Exploration Ltd.*	32,615
2,215	Geokinetics, Inc.*	4,408
3,927	GeoResources, Inc.*	125,821
1,164	Gevo, Inc.*	11,652
3,546	Global Geophysical Services, Inc.*	38,226
12,594	GMX Resources, Inc.*	22,165
7,808	Golar LNG Ltd.	331,606
5,072	Goodrich Petroleum Corp.*	80,797
3,665	Green Plains Renewable Energy, Inc.*	41,598
2,809	Gulf Island Fabrication, Inc.	82,332
4,648	GulfMark Offshore, Inc., Class A*	233,516
8,926	Gulfport Energy Corp.*	300,092
876	Hallador Energy Co.	8,848
6,651	Harvest Natural Resources, Inc.*	44,030
19,653	Heckmann Corp.*	100,230
20,752	Helix Energy Solutions Group, Inc.*	399,268
22,546	Hercules Offshore, Inc.*	114,534
6,046	Hornbeck Offshore Services, Inc.*	246,375
3,235	Houston American Energy Corp.*	35,067
32,656	Hyperdynamics Corp.*	44,412
25,717	ION Geophysical Corp.*	184,134
209	Isramco, Inc.*	17,263
6,954	James River Coal Co.*	39,846
24,424	Key Energy Services, Inc.*	416,673
2,114	KiOR, Inc., Class A*	18,392
4,303	Knightsbridge Tankers Ltd.	63,641
50,435	Kodiak Oil & Gas Corp.*	488,715
4,365	L&L Energy, Inc.*	10,170
5,963	Lufkin Industries, Inc.	474,893
21,801	Magnum Hunter Resources Corp.*	150,863
5,175	Matrix Service Co.*	68,517
19,229	McMoRan Exploration Co.*	269,206
6,080	Miller Energy Resources, Inc.*	25,536
2,354	Mitcham Industries, Inc.*	55,013
2,391	Natural Gas Services Group, Inc.*	33,450
17,695	Newpark Resources, Inc.*	139,260
10,359	Nordic American Tankers Ltd.	144,715
12,359	Northern Oil and Gas, Inc.*	293,032
11,652	Oasis Petroleum, Inc.*	373,680
5,212	Overseas Shipholding Group, Inc.	46,126
850	OYO Geospace Corp.*	93,543
1,377	Panhandle Oil and Gas, Inc., Class A	40,140
22,840	Parker Drilling Co.*	144,577
17,871	Patriot Coal Corp.*	129,207
8,940	Penn Virginia Corp.	43,717
4,600	Petroleum Development Corp.*	149,684
10,967	Petroquest Energy, Inc.*	66,899
2,554	PHI, Inc. (Non-Voting)*	56,443
12,062	Pioneer Drilling Co.*	120,138
43,627	Rentech, Inc.*	77,656
9,035	Resolute Energy Corp.*	100,831
1,206	REX American Resources Corp.*	36,988
8,151	Rex Energy Corp.*	93,737
1,145	RigNet, Inc.*	19,465
10,374	Rosetta Resources, Inc.*	529,489
5,862	Scorpio Tankers, Inc.*	37,341
8,125	SemGroup Corp., Class A*	230,506
8,813	Ship Finance International Ltd.	121,002
2,147	Solazyme, Inc.*	29,586
9,593	Stone Energy Corp.*	306,496
8,305	Swift Energy Co.*	249,399
17,282	Syntroleum Corp.*	21,430
3,216	Targa Resources Corp.	142,887
10,309	Teekay Tankers Ltd., Class A	45,566
5,907	Tesco Corp.*	90,495
15,038	Tetra Technologies, Inc.*	136,695
8,406	Triangle Petroleum Corp.*	60,271
2,964	Union Drilling, Inc.*	19,977
12,638	Uranerz Energy Corp.*	31,595
14,732	Uranium Energy Corp.*	55,245
18,283	Uranium Resources, Inc.*	17,552
20,259	Ur-Energy, Inc.*	23,500
22,719	USEC, Inc.*	30,443
10,012	Vaalco Energy, Inc.*	78,995
34,192	Vantage Drilling Co.*	44,792
5,787	Venoco, Inc.*	63,078
9,195	Voyager Oil & Gas, Inc.*	29,792
6,823	W&T Offshore, Inc.	172,281
13,981	Warren Resources, Inc.*	54,526
10,329	Western Refining, Inc.	187,471
1,937	Westmoreland Coal Co.*	20,358
7,647	Willbros Group, Inc.*	32,117
13,861	World Fuel Services Corp.	577,449
5,946	Zion Oil & Gas, Inc.*	16,233
		15,812,401
	Financials - 13.5%

2,978	1st Source Corp.	73,110
5,330	1st United Bancorp, Inc./FL*	31,447
8,336	Acadia Realty Trust (REIT)	176,640

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,784	Advance America Cash Advance Centers, Inc.	$111,830
1,841	AG Mortgage Investment Trust, Inc. (REIT)	36,673
2,221	Agree Realty Corp. (REIT)	53,304
402	Alexander’s, Inc. (REIT)	152,539
929	Alliance Financial Corp./NY	27,424
17,762	Alterra Capital Holdings Ltd.	407,816
6,307	American Assets Trust, Inc. (REIT)	135,727
13,295	American Campus Communities, Inc. (REIT)	547,089
1,566	American Capital Mortgage Investment Corp. (REIT)	33,763
11,647	American Equity Investment Life Holding Co.	140,929
2,045	American Safety Insurance Holdings Ltd.*	39,489
4,652	Ameris Bancorp*	53,591
3,601	AMERISAFE, Inc.*	81,239
1,623	Ames National Corp.	35,138
4,717	AmTrust Financial Services, Inc.	127,406
26,225	Anworth Mortgage Asset Corp. (REIT)	170,462
4,025	Apollo Commercial Real Estate Finance, Inc. (REIT)	60,174
38,352	Apollo Investment Corp.	269,231
1,958	Apollo Residential Mortgage, Inc.	35,107
5,373	Argo Group International Holdings Ltd.	160,384
1,260	Arlington Asset Investment Corp., Class A	29,106
27,253	ARMOUR Residential REIT, Inc. (REIT)	192,679
1,984	Arrow Financial Corp.	47,735
6,124	Artio Global Investors, Inc.	29,334
10,217	Ashford Hospitality Trust, Inc. (REIT)	86,231
8,115	Associated Estates Realty Corp. (REIT)	121,076
17,025	Astoria Financial Corp.	149,479
1,748	AV Homes, Inc.*	18,302
1,637	Baldwin & Lyons, Inc., Class B	34,442
1,316	Bancfirst Corp.	53,864
5,447	Banco Latinoamericano de Comercio Exterior S.A., Class E	106,271
5,725	Bancorp, Inc. (The)/DE*	47,632
18,487	BancorpSouth, Inc.	218,886
9,003	Bank Mutual Corp.	35,382
1,127	Bank of Kentucky Financial Corp.	27,983
1,041	Bank of Marin Bancorp	36,612
5,496	Bank of the Ozarks, Inc.	161,308
4,125	BankFinancial Corp.	23,306
3,436	Banner Corp.	70,816
14,529	BBCN Bancorp, Inc.*	148,922
6,510	Beneficial Mutual Bancorp, Inc.*	59,046
4,059	Berkshire Hills Bancorp, Inc.	89,257
14,797	BGC Partners, Inc., Class A	104,023
30,114	BioMed Realty Trust, Inc. (REIT)	554,700
14,293	BlackRock Kelso Capital Corp.	139,357
1,885	BofI Holding, Inc.*	30,895
15,073	Boston Private Financial Holdings, Inc.	143,646
1,318	Bridge Bancorp, Inc.	26,439
1,790	Bridge Capital Holdings*	21,587
13,269	Brookline Bancorp, Inc.	121,809
2,231	Bryn Mawr Bank Corp.	43,861
3,713	Calamos Asset Management, Inc., Class A	45,521
398	California First National Bancorp	5,894
1,503	Camden National Corp.	53,131
5,988	Campus Crest Communities, Inc. (REIT)	63,413
2,247	Cape Bancorp, Inc.*	18,111
2,738	Capital Bank Corp.*	6,024
2,236	Capital City Bank Group, Inc.	17,597
574	Capital Southwest Corp.	53,307
13,322	CapLease, Inc. (REIT)	53,688
16,521	Capstead Mortgage Corp. (REIT)	219,729
5,664	Cardinal Financial Corp.	60,888
1,174	Cascade Bancorp*	6,809
5,755	Cash America International, Inc.	266,917
15,393	Cathay General Bancorp	251,522
29,043	CBL & Associates Properties, Inc. (REIT)	512,028
10,975	Cedar Realty Trust, Inc. (REIT)	52,241
2,366	Center Bancorp, Inc.	22,737
5,880	CenterState Banks, Inc.	41,160
3,007	Central Pacific Financial Corp.*	41,617
675	Century Bancorp, Inc./MA, Class A	16,713
1,330	Charter Financial Corp./GA	12,848
2,706	Chatham Lodging Trust (REIT)	32,634
5,374	Chemical Financial Corp.	118,550
6,295	Chesapeake Lodging Trust (REIT)	110,981
2,320	CIFC Corp.*	12,157
2,385	Citizens & Northern Corp.	47,462
7,422	Citizens, Inc./TX*	79,267
2,983	City Holding Co.	102,227
1,673	Clifton Savings Bancorp, Inc.	16,446
2,406	CNB Financial Corp./PA	37,293
43,411	CNO Financial Group, Inc.*	322,110
6,367	CoBiz Financial, Inc.	37,120
8,724	Cogdell Spencer, Inc. (REIT)	36,903
3,478	Cohen & Steers, Inc.	114,565
16,341	Colonial Properties Trust (REIT)	335,317
6,442	Colony Financial, Inc. (REIT)	107,453
7,729	Columbia Banking System, Inc.	163,468
7,615	Community Bank System, Inc.	208,042
2,711	Community Trust Bancorp, Inc.	83,607
7,903	Compass Diversified Holdings	117,992
821	Consolidated-Tomoka Land Co.	24,515
3,889	Coresite Realty Corp. (REIT)	83,030
17,852	Cousins Properties, Inc. (REIT)	131,926
13,089	Cowen Group, Inc., Class A*	36,649
5,046	Crawford & Co., Class B	22,202
1,307	Credit Acceptance Corp.*	125,812
11,189	CreXus Investment Corp. (REIT)	124,757
23,993	CubeSmart (REIT)	270,641
17,485	CVB Financial Corp.	188,313
21,864	CYS Investments, Inc. (REIT)	296,694
48,092	DCT Industrial Trust, Inc. (REIT)	272,201
9,448	Delphi Financial Group, Inc., Class A	421,003
8,507	DFC Global Corp.*	152,360
502	Diamond Hill Investment Group, Inc.	38,072
32,765	DiamondRock Hospitality Co. (REIT)	326,339
6,093	Dime Community Bancshares, Inc.	84,815
1,515	Donegal Group, Inc., Class A	20,862

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
24,919	Doral Financial Corp.*	$34,887
5,945	Duff & Phelps Corp., Class A	81,803
11,514	DuPont Fabros Technology, Inc. (REIT)	263,671
10,591	Dynex Capital, Inc. (REIT)	100,720
3,281	Eagle Bancorp, Inc.*	50,888
5,295	EastGroup Properties, Inc. (REIT)	255,166
3,965	Edelman Financial Group, Inc.	26,565
18,007	Education Realty Trust, Inc. (REIT)	185,112
3,924	eHealth, Inc.*	58,978
900	EMC Insurance Group, Inc.	18,963
6,828	Employers Holdings, Inc.	118,056
1,652	Encore Bancshares, Inc.*	23,954
1,349	Enstar Group Ltd.*	130,826
1,140	Enterprise Bancorp, Inc./MA	18,069
3,113	Enterprise Financial Services Corp.	36,111
9,131	Entertainment Properties Trust (REIT)	415,460
2,890	Epoch Holding Corp.	72,105
6,355	Equity Lifestyle Properties, Inc. (REIT)	422,671
10,503	Equity One, Inc. (REIT)	199,767
2,440	ESB Financial Corp.	31,110
2,103	ESSA Bancorp, Inc.	20,231
4,113	Evercore Partners, Inc., Class A	111,832
6,059	Excel Trust, Inc. (REIT)	72,647
18,378	Extra Space Storage, Inc. (REIT)	484,628
9,187	EZCORP, Inc., Class A*	289,390
2,511	FBL Financial Group, Inc., Class A	85,299
8,783	FBR & Co.*	22,133
1,926	Federal Agricultural Mortgage Corp., Class C	38,443
24,368	FelCor Lodging Trust, Inc. (REIT)*	93,573
1,051	Fidus Investment Corp.	14,914
16,126	Fifth Street Finance Corp.	159,647
7,497	Financial Engines, Inc.*	172,806
2,700	Financial Institutions, Inc.	44,172
20,589	First American Financial Corp.	317,071
1,717	First Bancorp, Inc./ME	25,755
2,956	First Bancorp/NC	29,560
15,087	First Busey Corp.	73,021
6,129	First Cash Financial Services, Inc.*	259,012
20,536	First Commonwealth Financial Corp.	123,011
3,111	First Community Bancshares, Inc./VA	38,576
3,500	First Connecticut Bancorp, Inc./CT	45,150
1,904	First Defiance Financial Corp.	29,779
11,403	First Financial Bancorp	186,667
6,154	First Financial Bankshares, Inc.	210,836
2,181	First Financial Corp./IN	69,770
3,235	First Financial Holdings, Inc.	31,574
16,953	First Industrial Realty Trust, Inc. (REIT)*	200,384
3,086	First Interstate BancSystem, Inc.	41,970
10,794	First Marblehead Corp. (The)*	13,169
5,022	First Merchants Corp.	55,644
14,591	First Midwest Bancorp, Inc./IL	168,672
1,494	First of Long Island Corp. (The)	38,754
1,982	First Pactrust Bancorp, Inc.	23,229
9,795	First Potomac Realty Trust (REIT)	129,588
21,386	FirstMerit Corp.	343,245
38,275	Flagstar Bancorp, Inc.*	27,592
10,258	Flagstone Reinsurance Holdings S.A.	81,243
6,144	Flushing Financial Corp.	79,565
26,602	FNB Corp./PA	313,638
6,934	Forestar Group, Inc.*	108,794
1,144	Fortegra Financial Corp.*	7,962
2,675	Fox Chase Bancorp, Inc.	33,464
2,719	Franklin Financial Corp./VA*	36,679
13,821	Franklin Street Properties Corp. (REIT)	142,495
3,390	FXCM, Inc., Class A	32,069
1,459	Gain Capital Holdings, Inc.	7,645
1,329	GAMCO Investors, Inc., Class A	61,280
2,465	German American Bancorp, Inc.	48,265
5,053	Getty Realty Corp. (REIT)	85,901
13,832	GFI Group, Inc.	53,115
14,078	Glacier Bancorp, Inc.	194,276
4,119	Gladstone Capital Corp.	35,135
2,143	Gladstone Commercial Corp. (REIT)	38,295
4,322	Gladstone Investment Corp.	33,928
14,393	Gleacher & Co., Inc.*	21,877
22,703	Glimcher Realty Trust (REIT)	224,760
2,515	Global Indemnity plc*	48,112
2,332	Golub Capital BDC, Inc.	34,980
6,930	Government Properties Income Trust (REIT)	161,677
1,989	Great Southern Bancorp, Inc.	43,798
5,486	Greenlight Capital Re Ltd., Class A*	129,195
2,364	Hallmark Financial Services*	15,957
1,922	Hampton Roads Bankshares, Inc.*	4,997
14,938	Hancock Holding Co.	507,145
6,164	Hanmi Financial Corp.*	53,442
2,386	Harleysville Group, Inc.	135,071
6,069	Harris & Harris Group, Inc.*	26,097
14,632	Hatteras Financial Corp. (REIT)	416,719
15,236	Healthcare Realty Trust, Inc. (REIT)	314,928
2,607	Heartland Financial USA, Inc.	41,008
9,574	Hercules Technology Growth Capital, Inc.	98,804
4,083	Heritage Commerce Corp.*	21,436
3,063	Heritage Financial Corp./WA	41,044
27,555	Hersha Hospitality Trust (REIT)	138,602
5,683	HFF, Inc., Class A*	81,892
14,119	Highwoods Properties, Inc. (REIT)	451,808
7,797	Hilltop Holdings, Inc.*	64,247
4,389	Home Bancshares, Inc./AR	110,603
3,067	Home Federal Bancorp, Inc./ID	30,762
9,403	Home Properties, Inc. (REIT)	541,895
7,808	Horace Mann Educators Corp.	135,313
4,317	Hudson Pacific Properties, Inc. (REIT)	66,007
3,055	Hudson Valley Holding Corp.	49,858
5,782	Iberiabank Corp.	306,677
7,260	ICG Group, Inc.*	62,944
3,445	Imperial Holdings, Inc.*	8,613
1,587	Independence Holding Co.	14,537
4,196	Independent Bank Corp./MA	115,348

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,427	Infinity Property & Casualty Corp.	$133,072
15,095	Inland Real Estate Corp. (REIT)	130,874
10,377	International Bancshares Corp.	196,955
2,598	INTL FCStone, Inc.*	58,845
22,588	Invesco Mortgage Capital, Inc. (REIT)	386,932
8,075	Investment Technology Group, Inc.*	92,863
9,061	Investors Bancorp, Inc.*	131,656
15,714	Investors Real Estate Trust (REIT)	119,898
16,036	iStar Financial, Inc. (REIT)*	113,054
2,966	JMP Group, Inc.	21,118
837	Kansas City Life Insurance Co.	26,801
6,465	KBW, Inc.	106,866
2,608	Kearny Financial Corp.	24,333
5,277	Kennedy-Wilson Holdings, Inc.	71,345
13,372	Kilroy Realty Corp. (REIT)	586,228
10,900	Kite Realty Group Trust (REIT)	53,519
19,647	Knight Capital Group, Inc., Class A*	260,323
3,742	Kohlberg Capital Corp.	26,194
20,836	Ladenburg Thalmann Financial Services, Inc.*	42,297
4,243	Lakeland Bancorp, Inc.	38,442
3,171	Lakeland Financial Corp.	79,973
16,656	LaSalle Hotel Properties (REIT)	444,382
23,438	Lexington Realty Trust (REIT)	202,739
5,938	LTC Properties, Inc. (REIT)	183,247
9,895	Maiden Holdings Ltd.	85,592
4,491	Main Street Capital Corp.	105,089
3,942	MainSource Financial Group, Inc.	39,972
2,447	Manning & Napier, Inc.*	31,003
5,618	MarketAxess Holdings, Inc.	186,068
1,694	Marlin Business Services Corp.	26,596
10,655	MB Financial, Inc.	212,035
15,085	MCG Capital Corp.	72,408
10,429	Meadowbrook Insurance Group, Inc.	99,284
2,879	Medallion Financial Corp.	31,525
26,302	Medical Properties Trust, Inc. (REIT)	255,655
2,177	Medley Capital Corp.	24,056
941	Merchants Bancshares, Inc.	26,207
1,720	Meridian Interstate Bancorp, Inc.*	22,240
2,713	Metro Bancorp, Inc.*	28,866
69,701	MFA Financial, Inc. (REIT)	508,817
36,737	MGIC Investment Corp.*	165,684
7,184	Mid-America Apartment Communities, Inc. (REIT)	448,066
1,497	MidSouth Bancorp, Inc.	19,251
3,467	Mission West Properties, Inc. (REIT)	34,670
7,686	Monmouth Real Estate Investment Corp., Class A (REIT)	71,941
12,208	Montpelier Re Holdings Ltd.	210,588
9,601	MPG Office Trust, Inc. (REIT)*	21,506
4,696	MVC Capital, Inc.	58,747
1,358	National Bankshares, Inc.	36,680
8,099	National Financial Partners Corp.*	123,591
4,773	National Health Investors, Inc. (REIT)	224,951
1,347	National Interstate Corp.	32,530
24,221	National Penn Bancshares, Inc.	211,934
20,447	National Retail Properties, Inc. (REIT)	544,913
431	National Western Life Insurance Co., Class A	58,513
2,129	Navigators Group, Inc. (The)*	100,084
6,742	NBT Bancorp, Inc.	147,043
5,048	Nelnet, Inc., Class A	133,368
5,170	Netspend Holdings, Inc.*	44,514
1,424	New Mountain Finance Corp.	18,868
20,589	Newcastle Investment Corp. (REIT)	112,210
5,340	NewStar Financial, Inc.*	52,652
4,234	NGP Capital Resources Co.	31,840
1,903	Nicholas Financial, Inc.	24,682
3,337	Northfield Bancorp, Inc./NJ	45,984
18,765	NorthStar Realty Finance Corp. (REIT)	100,205
19,087	Northwest Bancshares, Inc.	240,878
2,870	OceanFirst Financial Corp.	39,405
18,758	Ocwen Financial Corp.*	302,191
18,545	Old National Bancorp/IN	224,024
19,892	Omega Healthcare Investors, Inc. (REIT)	405,200
2,192	OmniAmerican Bancorp, Inc.*	39,215
2,172	One Liberty Properties, Inc. (REIT)	37,967
4,343	OneBeacon Insurance Group Ltd., Class A	66,231
2,019	Oppenheimer Holdings, Inc., Class A	33,798
8,074	Oriental Financial Group, Inc.	94,869
8,967	Oritani Financial Corp.	116,840
1,368	Orrstown Financial Services, Inc.	11,833
805	Pacific Capital Bancorp NA*	22,548
3,607	Pacific Continental Corp.	30,299
5,921	PacWest Bancorp	128,900
2,526	Park National Corp.	173,890
6,271	Park Sterling Corp.*	28,533
4,299	Parkway Properties, Inc./MD (REIT)	42,947
9,962	Pebblebrook Hotel Trust (REIT)	213,486
10,739	PennantPark Investment Corp.	118,559
751	Penns Woods Bancorp, Inc.	29,281
10,894	Pennsylvania Real Estate Investment Trust (REIT)	146,197
5,435	PennyMac Mortgage Investment Trust (REIT)	97,830
2,067	Peoples Bancorp, Inc./OH	33,423
11,012	PHH Corp.*	149,983
22,767	Phoenix Cos., Inc. (The)*	47,128
4,444	PICO Holdings, Inc.*	98,257
6,682	Pinnacle Financial Partners, Inc.*	110,654
3,094	Piper Jaffray Cos.*	76,051
7,296	Platinum Underwriters Holdings Ltd.	259,446
10,373	Post Properties, Inc. (REIT)	452,989
7,858	Potlatch Corp. (REIT)	242,184
4,244	Presidential Life Corp.	45,920
5,868	Primerica, Inc.	146,817
11,752	PrivateBancorp, Inc.	170,404
5,985	ProAssurance Corp.	525,244
21,340	Prospect Capital Corp.	230,685
9,178	Prosperity Bancshares, Inc.	401,446
11,836	Provident Financial Services, Inc.	162,627
7,446	Provident New York Bancorp	63,514
3,643	PS Business Parks, Inc. (REIT)	227,396

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,706	Pzena Investment Management, Inc., Class A	$8,769
26,058	Radian Group, Inc.	98,760
7,845	RAIT Financial Trust (REIT)	41,578
7,541	Ramco-Gershenson Properties Trust (REIT)	83,479
15,376	Redwood Trust, Inc. (REIT)	177,900
4,905	Renasant Corp.	74,409
1,939	Republic Bancorp, Inc./KY, Class A	50,530
15,192	Resource Capital Corp. (REIT)	87,658
9,725	Retail Opportunity Investments Corp. (REIT)	113,102
3,569	RLI Corp.	250,044
5,390	RLJ Lodging Trust (REIT)	94,433
5,776	Rockville Financial, Inc.	66,713
1,470	Roma Financial Corp.	15,009
5,492	S&T Bancorp, Inc.	116,485
2,359	S.Y. Bancorp, Inc.	51,308
7,217	Sabra Health Care REIT, Inc. (REIT)	103,059
4,048	Safeguard Scientifics, Inc.*	68,452
2,470	Safety Insurance Group, Inc.	105,420
4,715	Sandy Spring Bancorp, Inc.	85,153
1,438	Saul Centers, Inc. (REIT)	54,443
2,735	SCBT Financial Corp.	84,703
3,916	SeaBright Holdings, Inc.	32,033
14,187	Seacoast Banking Corp. of Florida*	26,246
10,574	Selective Insurance Group, Inc.	181,661
2,327	Sierra Bancorp	21,408
9,019	Signature Bank/NY*	535,368
3,393	Simmons First National Corp., Class A	89,202
7,141	Solar Capital Ltd.	164,243
1,518	Solar Senior Capital Ltd.	25,685
3,218	Southside Bancshares, Inc.	68,576
3,805	Southwest Bancorp, Inc./OK*	32,571
5,420	Sovran Self Storage, Inc. (REIT)	257,504
3,107	STAG Industrial, Inc. (REIT)	38,185
18,246	Starwood Property Trust, Inc. (REIT)	360,176
2,865	State Auto Financial Corp.	40,053
6,188	State Bank Financial Corp.*	100,493
4,498	StellarOne Corp.	52,312
6,054	Sterling Bancorp/NY	53,881
5,250	Sterling Financial Corp./WA*	102,165
3,560	Stewart Information Services Corp.	46,778
10,516	Stifel Financial Corp.*	394,665
34,218	Strategic Hotels & Resorts, Inc. (REIT)*	213,178
1,901	Suffolk Bancorp*	23,002
5,341	Summit Hotel Properties, Inc. (REIT)	49,191
7,788	Sun Bancorp, Inc./NJ*	22,352
5,178	Sun Communities, Inc. (REIT)	214,317
23,135	Sunstone Hotel Investors, Inc. (REIT)*	207,752
35,928	Susquehanna Bancshares, Inc.	333,053
8,395	SVB Financial Group*	497,656
5,706	SWS Group, Inc.	31,897
13,227	Symetra Financial Corp.	131,476
16,819	Tanger Factory Outlet Centers (REIT)	492,460
2,976	Taylor Capital Group, Inc.*	40,027
2,786	Tejon Ranch Co.*	81,407
2,605	Terreno Realty Corp. (REIT)	37,043
2,162	Territorial Bancorp, Inc.	45,402
7,286	Texas Capital Bancshares, Inc.*	246,923
1,813	THL Credit, Inc.	23,134
6,315	TICC Capital Corp.	61,761
1,591	Tompkins Financial Corp.	65,390
7,217	Tower Group, Inc.	166,352
4,766	TowneBank/VA	61,577
5,291	Triangle Capital Corp.	103,174
2,751	Trico Bancshares	44,566
18,207	TrustCo Bank Corp NY	97,590
12,527	Trustmark Corp.	295,387
41,051	Two Harbors Investment Corp. (REIT)	422,004
6,266	UMB Financial Corp.	260,979
2,369	UMH Properties, Inc. (REIT)	23,927
22,442	Umpqua Holdings Corp.	276,485
3,965	Union First Market Bankshares Corp.	55,034
9,826	United Bankshares, Inc./WV	287,705
8,137	United Community Banks, Inc./GA*	72,989
3,152	United Financial Bancorp, Inc.	49,959
4,215	United Fire Group, Inc.	84,679
2,324	Universal Health Realty Income Trust (REIT)	87,824
3,670	Universal Insurance Holdings, Inc.	14,790
3,283	Univest Corp. of Pennsylvania	51,871
4,510	Urstadt Biddle Properties, Inc., Class A (REIT)	85,780
6,820	ViewPoint Financial Group	102,232
4,584	Virginia Commerce Bancorp, Inc.*	38,506
1,290	Virtus Investment Partners, Inc.*	102,607
2,103	Walker & Dunlop, Inc.*	26,182
5,051	Walter Investment Management Corp.	102,939
3,002	Washington Banking Co.	38,095
12,909	Washington Real Estate Investment Trust (REIT)	382,365
2,790	Washington Trust Bancorp, Inc.	65,593
14,103	Webster Financial Corp.	308,574
4,524	WesBanco, Inc.	88,218
3,046	West Bancorp., Inc.	29,333
3,775	West Coast Bancorp/OR*	64,741
5,653	Westamerica Bancorp.	267,726
13,573	Western Alliance Bancorp.*	110,484
5,490	Westfield Financial, Inc.	43,536
1,221	Westwood Holdings Group, Inc.	47,302
1,470	Whitestone REIT, Class B (REIT)	19,022
12,044	Wilshire Bancorp, Inc.*	52,271
5,616	Winthrop Realty Trust (REIT)	63,966
6,844	Wintrust Financial Corp.	230,711
2,945	World Acceptance Corp.*	187,066
1,257	WSFS Financial Corp.	48,382
		51,696,735
	Health Care - 7.7%

4,408	Abaxis, Inc.*	117,076
6,200	Abiomed, Inc.*	129,456
7,832	Accretive Health, Inc.*	203,554
13,385	Accuray, Inc.*	90,750
9,285	Achillion Pharmaceuticals, Inc.*	97,492
7,725	Acorda Therapeutics, Inc.*	202,086
2,106	Acura Pharmaceuticals, Inc.*	6,823

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,789	Aegerion Pharmaceuticals, Inc.*	$29,930
6,927	Affymax, Inc.*	70,725
13,802	Affymetrix, Inc.*	57,554
2,217	Air Methods Corp.*	200,040
10,976	Akorn, Inc.*	137,529
4,308	Albany Molecular Research, Inc.*	11,804
12,004	Align Technology, Inc.*	307,422
2,197	Alimera Sciences, Inc.*	8,261
18,665	Alkermes plc*	328,691
4,792	Alliance HealthCare Services, Inc.*	6,517
15,423	Allos Therapeutics, Inc.*	22,980
1,610	Almost Family, Inc.*	36,837
8,807	Alnylam Pharmaceuticals, Inc.*	117,485
10,555	Alphatec Holdings, Inc.*	19,843
4,142	AMAG Pharmaceuticals, Inc.*	65,485
5,770	Amedisys, Inc.*	74,144
3,088	Amicus Therapeutics, Inc.*	18,466
7,749	AMN Healthcare Services, Inc.*	41,380
4,209	Ampio Pharmaceuticals, Inc.*	16,247
6,120	Amsurg Corp.*	159,916
2,388	Anacor Pharmaceuticals, Inc.*	14,185
2,456	Analogic Corp.	139,869
4,889	AngioDynamics, Inc.*	63,655
17,166	Antares Pharma, Inc.*	43,258
4,121	Anthera Pharmaceuticals, Inc.*	27,281
4,517	Ardea Biosciences, Inc.*	96,302
28,560	Arena Pharmaceuticals, Inc.*	50,837
30,840	Ariad Pharmaceuticals, Inc.*	442,246
10,449	Arqule, Inc.*	74,188
16,551	Array Biopharma, Inc.*	46,508
5,347	ArthroCare Corp.*	139,557
3,825	Assisted Living Concepts, Inc., Class A	61,391
11,039	Astex Pharmaceuticals, Inc.*	20,201
6,826	athenahealth, Inc.*	482,393
2,750	AtriCure, Inc.*	28,050
309	Atrion Corp.	63,654
9,365	Auxilium Pharmaceuticals, Inc.*	185,052
25,932	AVANIR Pharmaceuticals, Inc., Class A*	71,572
6,133	AVEO Pharmaceuticals, Inc.*	79,974
26,538	AVI BioPharma, Inc.*	27,600
4,657	Bacterin International Holdings, Inc.*	13,785
1,503	BG Medicine, Inc.*	11,633
5,659	BioCryst Pharmaceuticals, Inc.*	26,371
5,991	Biolase Technology, Inc.*	16,296
3,758	BioMimetic Therapeutics, Inc.*	7,817
4,808	Bio-Reference Labs, Inc.*	96,833
21,448	BioSante Pharmaceuticals, Inc.*	16,571
7,967	BioScrip, Inc.*	50,511
969	BioSpecifics Technologies Corp.*	16,783
4,834	BioTime, Inc.*	24,122
9,704	Cadence Pharmaceuticals, Inc.*	36,390
5,759	Cambrex Corp.*	38,355
3,874	Cantel Medical Corp.	78,216
5,392	Capital Senior Living Corp.*	46,209
4,770	CardioNet, Inc.*	15,216
2,834	Cardiovascular Systems, Inc.*	25,648
39,752	Cell Therapeutics, Inc.*	50,883
8,639	Celldex Therapeutics, Inc.*	32,742
9,783	Centene Corp.*	477,410
12,758	Cepheid, Inc.*	515,296
9,318	Cerus Corp.*	35,036
11,330	Chelsea Therapeutics International Ltd.*	41,808
3,892	Chemed Corp.	240,603
2,223	Chindex International, Inc.*	20,741
5,546	Cleveland Biolabs, Inc.*	20,354
2,095	Clovis Oncology, Inc.*	52,354
4,805	Codexis, Inc.*	18,932
14,359	Columbia Laboratories, Inc.*	9,477
2,046	Complete Genomics, Inc.*	7,611
2,166	Computer Programs & Systems, Inc.	131,779
6,105	Conceptus, Inc.*	82,234
5,540	CONMED Corp.*	165,314
8,038	Corcept Therapeutics, Inc.*	31,589
1,575	Cornerstone Therapeutics, Inc.*	9,040
1,213	Corvel Corp.*	54,997
5,437	Cross Country Healthcare, Inc.*	30,773
5,468	CryoLife, Inc.*	29,801
11,735	Cubist Pharmaceuticals, Inc.*	502,962
14,946	Curis, Inc.*	67,406
5,550	Cyberonics, Inc.*	206,626
1,892	Cynosure, Inc., Class A*	33,659
9,998	Cytori Therapeutics, Inc.*	32,493
9,407	Delcath Systems, Inc.*	41,015
10,507	Depomed, Inc.*	66,089
13,130	DexCom, Inc.*	141,673
15,797	Durect Corp.*	11,690
4,783	Dusa Pharmaceuticals, Inc.*	23,054
19,323	Dyax Corp.*	28,791
29,992	Dynavax Technologies Corp.*	125,966
1,837	DynaVox, Inc., Class A*	5,823
4,768	Emergent Biosolutions, Inc.*	72,807
5,981	Emeritus Corp.*	110,409
3,370	Endocyte, Inc.*	11,963
9,577	Endologix, Inc.*	126,704
3,192	Ensign Group, Inc. (The)	87,493
7,490	Enzo Biochem, Inc.*	19,324
7,367	Enzon Pharmaceuticals, Inc.*	52,085
1,232	Epocrates, Inc.*	11,458
9,605	eResearchTechnology, Inc.*	61,280
11,061	Exact Sciences Corp.*	103,863
1,664	Exactech, Inc.*	26,441
5,296	ExamWorks Group, Inc.*	54,655
29,054	Exelixis, Inc.*	165,027
8,214	Five Star Quality Care, Inc.*	29,078
1,262	Fluidigm Corp.*	18,198
1,934	Furiex Pharmaceuticals, Inc.*	34,889
3,328	Genomic Health, Inc.*	97,111
5,986	Gentiva Health Services, Inc.*	46,990
25,251	Geron Corp.*	50,502
4,562	Greatbatch, Inc.*	112,909
4,286	GTx, Inc.*	14,830
5,027	Haemonetics Corp.*	336,960
17,413	Halozyme Therapeutics, Inc.*	200,424
6,557	Hanger Orthopedic Group, Inc.*	135,664
9,172	Hansen Medical, Inc.*	29,259
4,507	Harvard Bioscience, Inc.*	18,704
18,622	HealthSouth Corp.*	379,144
3,544	HealthStream, Inc.*	72,404
6,648	Healthways, Inc.*	52,852
2,352	HeartWare International, Inc.*	172,308
2,029	Hi-Tech Pharmacal Co., Inc.*	80,998
16,595	HMS Holdings Corp.*	534,691
1,076	Horizon Pharma, Inc.*	3,712
2,378	ICU Medical, Inc.*	109,103
11,798	Idenix Pharmaceuticals, Inc.*	138,862
14,706	Immunogen, Inc.*	202,502

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,874	Immunomedics, Inc.*	$45,831
12,779	Impax Laboratories, Inc.*	298,390
17,316	Incyte Corp.*	293,679
3,742	Infinity Pharmaceuticals, Inc.*	30,497
4,860	Insmed, Inc.*	20,704
8,998	Insulet Corp.*	177,441
3,833	Integra LifeSciences Holdings Corp.*	121,123
10,583	InterMune, Inc.*	142,024
5,612	Invacare Corp.	92,654
3,204	IPC The Hospitalist Co., Inc.*	116,529
3,484	IRIS International, Inc.*	38,916
10,544	Ironwood Pharmaceuticals, Inc.*	141,184
19,496	Isis Pharmaceuticals, Inc.*	177,609
6,277	ISTA Pharmaceuticals, Inc.*	51,974
4,323	Jazz Pharmaceuticals plc*	226,828
1,670	Kensey Nash Corp.	37,709
13,523	Keryx Biopharmaceuticals, Inc.*	44,896
10,173	Kindred Healthcare, Inc.*	104,680
10,081	K-V Pharmaceutical Co., Class A*	14,013
1,844	Landauer, Inc.	98,912
3,179	Lannett Co., Inc.*	13,129
36,094	Lexicon Pharmaceuticals, Inc.*	61,360
3,089	LHC Group, Inc.*	52,575
3,844	Ligand Pharmaceuticals, Inc., Class B*	56,430
7,399	Luminex Corp.*	166,256
5,573	Magellan Health Services, Inc.*	263,380
6,262	MAKO Surgical Corp.*	244,844
19,352	MannKind Corp.*	45,284
4,279	MAP Pharmaceuticals, Inc.*	68,678
10,283	Masimo Corp.*	224,169
5,501	Maxygen, Inc.*	30,200
9,328	MedAssets, Inc.*	133,204
3,207	Medical Action Industries, Inc.*	17,382
10,549	Medicines Co. (The)*	226,065
12,086	Medicis Pharmaceutical Corp., Class A	422,285
4,118	Medidata Solutions, Inc.*	82,113
6,135	Medivation, Inc.*	401,904
1,482	Medtox Scientific, Inc.*	22,971
10,914	Merge Healthcare, Inc.*	71,268
8,027	Meridian Bioscience, Inc.	144,647
8,201	Merit Medical Systems, Inc.*	102,677
6,664	Metabolix, Inc.*	18,326
8,286	Metropolitan Health Networks, Inc.*	69,271
17,918	Micromet, Inc.*	196,919
6,551	MModal, Inc.*	67,410
5,494	Molina Healthcare, Inc.*	186,576
9,029	Momenta Pharmaceuticals, Inc.*	132,365
2,457	MWI Veterinary Supply, Inc.*	212,702
8,378	Nabi Biopharmaceuticals*	15,667
2,004	National Healthcare Corp.	89,819
357	National Research Corp.	13,791
5,678	Natus Medical, Inc.*	59,449
18,524	Navidea Biopharmaceuticals, Inc.*	55,572
22,331	Nektar Therapeutics*	160,113
4,540	Neogen Corp.*	157,538
9,917	NeoStem, Inc.*	5,653
11,321	Neurocrine Biosciences, Inc.*	89,096
1,362	NewLink Genetics Corp.*	11,523
18,806	Novavax, Inc.*	23,884
16,835	NPS Pharmaceuticals, Inc.*	114,815
8,270	NuVasive, Inc.*	129,756
8,736	NxStage Medical, Inc.*	174,720
3,799	Nymox Pharmaceutical Corp.*	30,050
3,628	Obagi Medical Products, Inc.*	41,178
6,483	Omnicell, Inc.*	96,726
1,902	OncoGenex Pharmaceutical, Inc.*	30,394
8,143	Oncothyreon, Inc.*	66,773
12,402	Onyx Pharmaceuticals, Inc.*	475,245
21,316	Opko Health, Inc.*	105,301
9,073	Optimer Pharmaceuticals, Inc.*	116,044
9,140	OraSure Technologies, Inc.*	91,674
7,047	Orexigen Therapeutics, Inc.*	27,624
3,534	Orthofix International N.V.*	138,568
3,264	Osiris Therapeutics, Inc.*	17,038
12,479	Owens & Minor, Inc.	373,871
6,640	Pacific Biosciences of California, Inc.*	27,689
1,405	Pacira Pharmaceuticals, Inc.*	15,033
7,221	Pain Therapeutics, Inc.*	26,501
3,721	Palomar Medical Technologies, Inc.*	41,080
7,088	Par Pharmaceutical Cos., Inc.*	263,036
11,525	PAREXEL International Corp.*	282,132
27,343	PDL BioPharma, Inc.	174,448
16,990	Peregrine Pharmaceuticals, Inc.*	15,950
730	Pernix Therapeutics Holdings*	6,293
8,989	Pharmacyclics, Inc.*	226,433
6,979	PharmAthene, Inc.*	10,259
5,748	PharMerica Corp.*	70,470
5,181	Pozen, Inc.*	22,589
5,745	Progenics Pharmaceuticals, Inc.*	56,014
2,537	Providence Service Corp. (The)*	38,182
10,038	PSS World Medical, Inc.*	243,221
7,585	Quality Systems, Inc.	325,169
10,395	Questcor Pharmaceuticals, Inc.*	404,365
5,577	Quidel Corp.*	79,082
5,969	RadNet, Inc.*	17,847
9,214	Raptor Pharmaceutical Corp.*	64,314
13,425	Rigel Pharmaceuticals, Inc.*	134,250
3,140	Rockwell Medical Technologies, Inc.*	29,799
10,798	RTI Biologics, Inc.*	39,953
1,302	Sagent Pharmaceuticals, Inc.*	28,240
11,432	Salix Pharmaceuticals Ltd.*	563,826
10,242	Sangamo Biosciences, Inc.*	53,975
10,431	Santarus, Inc.*	47,148
13,906	Savient Pharmaceuticals, Inc.*	27,951
6,766	Sciclone Pharmaceuticals, Inc.*	31,733
18,887	Seattle Genetics, Inc.*	348,654
8,758	Select Medical Holdings Corp.*	73,742
22,375	Sequenom, Inc.*	96,660
6,732	SIGA Technologies, Inc.*	19,186
3,790	Skilled Healthcare Group, Inc., Class A*	24,749
11,863	Solta Medical, Inc.*	33,691
6,527	Spectranetics Corp. (The)*	50,650
11,238	Spectrum Pharmaceuticals, Inc.*	159,467
6,958	Staar Surgical Co.*	72,572
8,634	Stereotaxis, Inc.*	6,605
11,593	STERIS Corp.	363,788
2,482	Sucampo Pharmaceuticals, Inc., Class A*	18,119
4,912	Sun Healthcare Group, Inc.*	21,908
5,568	Sunesis Pharmaceuticals, Inc.*	9,688
11,236	Sunrise Senior Living, Inc.*	86,967
2,987	SurModics, Inc.*	42,415
7,120	Symmetry Medical, Inc.*	51,549

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,355	Synergetics USA, Inc.*	$27,436
5,209	Synta Pharmaceuticals Corp.*	24,899
5,393	Targacept, Inc.*	36,780
5,219	Team Health Holdings, Inc.*	113,200
13,499	Theravance, Inc.*	252,431
2,063	Tornier N.V.*	48,480
1,722	Transcend Services, Inc.*	37,023
1,011	Transcept Pharmaceuticals, Inc.*	8,442
3,869	Triple-S Management Corp., Class B*	91,579
2,024	Trius Therapeutics, Inc.*	10,241
2,310	U.S. Physical Therapy, Inc.	43,913
12,636	Unilife Corp.*	46,880
6,319	Universal American Corp.	71,657
4,045	Uroplasty, Inc.*	11,164
5,501	Vanda Pharmaceuticals, Inc.*	25,525
5,974	Vanguard Health Systems, Inc.*	59,501
3,318	Vascular Solutions, Inc.*	34,806
16,678	Vical, Inc.*	53,370
13,850	ViroPharma, Inc.*	444,031
17,395	Vivus, Inc.*	391,387
10,207	Volcano Corp.*	286,102
8,332	WellCare Health Plans, Inc.*	565,410
6,556	West Pharmaceutical Services, Inc.	272,730
7,639	Wright Medical Group, Inc.*	126,502
6,921	XenoPort, Inc.*	27,684
1,105	Young Innovations, Inc.	33,426
14,557	Zalicus, Inc.*	14,557
1,444	ZELTIQ Aesthetics, Inc.*	16,000
13,118	ZIOPHARM Oncology, Inc.*	64,409
4,140	Zogenix, Inc.*	9,439
4,290	Zoll Medical Corp.*	313,813
		29,510,720
	Industrials - 9.7%

7,442	A. O. Smith Corp.	336,081
1,874	A.T. Cross Co., Class A*	18,646
17,285	A123 Systems, Inc.*	31,113
3,677	AAON, Inc.	68,208
7,779	AAR Corp.	171,527
10,379	ABM Industries, Inc.	235,603
8,373	Acacia Research Corp.*	330,734
10,796	ACCO Brands Corp.*	127,393
7,918	Accuride Corp.*	62,948
5,211	Aceto Corp.	43,199
15,660	Active Power, Inc.*	10,960
13,428	Actuant Corp., Class A	378,267
8,477	Acuity Brands, Inc.	527,185
3,263	Advisory Board Co. (The)*	264,107
7,730	Aegion Corp.*	136,125
3,309	Aerovironment, Inc.*	94,240
10,537	Air Transport Services Group, Inc.*	57,216
10,750	Aircastle Ltd.	146,308
1,307	Alamo Group, Inc.	35,119
7,014	Alaska Air Group, Inc.*	480,950
5,411	Albany International Corp., Class A	129,431
2,892	Allegiant Travel Co.*	144,542
5,259	Altra Holdings, Inc.*	102,498
1,696	Amerco, Inc.	176,621
3,458	Ameresco, Inc., Class A*	48,723
1,906	American Railcar Industries, Inc.*	56,227
7,250	American Reprographics Co.*	38,280
1,777	American Science & Engineering, Inc.	129,188
8,744	American Superconductor Corp.*	39,173
1,836	American Woodmark Corp.	26,090
1,668	Ampco-Pittsburgh Corp.	35,378
5,497	Apogee Enterprises, Inc.	72,945
8,295	Applied Industrial Technologies, Inc.	333,210
1,542	Argan, Inc.	23,115
4,977	Arkansas Best Corp.	88,591
3,903	Astec Industries, Inc.*	148,119
2,012	Astronics Corp.*	67,261
5,142	Atlas Air Worldwide Holdings, Inc.*	219,152
20,552	Avis Budget Group, Inc.*	265,121
2,456	AZZ, Inc.	123,291
3,192	Baltic Trading Ltd.	14,619
10,660	Barnes Group, Inc.	295,282
1,490	Barrett Business Services, Inc.	25,360
8,999	Beacon Roofing Supply, Inc.*	212,196
9,274	Belden, Inc.	366,045
9,522	Blount International, Inc.*	163,302
9,296	Brady Corp., Class A	297,007
9,872	Briggs & Stratton Corp.	167,232
9,137	Brink’s Co. (The)	230,709
27,349	Broadwind Energy, Inc.*	17,227
8,903	Builders FirstSource, Inc.*	26,976
2,368	CAI International, Inc.*	47,715
48,153	Capstone Turbine Corp.*	53,450
1,794	Cascade Corp.	95,513
4,956	Casella Waste Systems, Inc., Class A*	32,462
7,716	CBIZ, Inc.*	50,154
2,490	CDI Corp.	37,375
3,927	Celadon Group, Inc.	57,963
10,779	Cenveo, Inc.*	42,038
4,873	Ceradyne, Inc.*	150,624
5,750	Chart Industries, Inc.*	393,242
3,374	CIRCOR International, Inc.	111,713
9,869	CLARCOR, Inc.	498,088
9,171	Clean Harbors, Inc.*	615,924
1,638	Coleman Cable, Inc.*	18,624
8,871	Colfax Corp.*	301,791
3,769	Columbus McKinnon Corp.*	62,754
7,422	Comfort Systems USA, Inc.	84,908
5,634	Commercial Vehicle Group, Inc.*	68,115
225	Compx International, Inc.	3,839
1,652	Consolidated Graphics, Inc.*	77,132
6,757	Corporate Executive Board Co. (The)	280,010
4,950	CoStar Group, Inc.*	296,901
2,015	Courier Corp.	21,722
1,638	Covenant Transportation Group, Inc., Class A*	5,324
2,123	CRA International, Inc.*	50,549
3,093	Cubic Corp.	147,845
9,087	Curtiss-Wright Corp.	337,582
10,065	Deluxe Corp.	248,304
6,900	DigitalGlobe, Inc.*	106,122
5,945	Dolan Co. (The)*	53,386
5,663	Dollar Thrifty Automotive Group, Inc.*	429,878
3,648	Douglas Dynamics, Inc.	47,424
2,062	Ducommun, Inc.*	31,487
1,701	DXP Enterprises, Inc.*	62,937
6,893	Dycom Industries, Inc.*	146,683
2,610	Dynamic Materials Corp.	58,229

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,247	Eagle Bulk Shipping, Inc.*	$19,595
13,086	EMCOR Group, Inc.	363,791
3,157	Encore Capital Group, Inc.*	70,338
3,632	Encore Wire Corp.	105,800
8,960	Energy Recovery, Inc.*	19,264
15,622	EnergySolutions, Inc.*	65,769
4,552	EnerNOC, Inc.*	35,824
9,338	EnerSys*	313,570
5,098	Ennis, Inc.	85,442
4,047	EnPro Industries, Inc.*	153,017
5,208	ESCO Technologies, Inc.	186,394
3,352	Essex Rental Corp.*	12,436
5,966	Esterline Technologies Corp.*	387,492
8,949	Excel Maritime Carriers Ltd.*	15,661
2,592	Exponent, Inc.*	124,986
12,160	Federal Signal Corp.*	57,152
9,265	Flow International Corp.*	37,060
5,751	Forward Air Corp.	193,636
2,611	Franklin Covey Co.*	22,977
4,554	Franklin Electric Co., Inc.	227,746
2,339	FreightCar America, Inc.	64,673
8,232	FTI Consulting, Inc.*	329,856
3,570	Fuel Tech, Inc.*	22,098
27,307	FuelCell Energy, Inc.*	40,687
7,233	Furmanite Corp.*	52,801
3,663	G&K Services, Inc., Class A	122,088
5,785	Genco Shipping & Trading Ltd.*	39,627
11,491	GenCorp, Inc.*	68,946
4,880	Generac Holdings, Inc.*	124,147
7,757	Genesee & Wyoming, Inc., Class A*	460,921
12,700	Geo Group, Inc. (The)*	223,647
4,340	GeoEye, Inc.*	87,972
5,952	Gibraltar Industries, Inc.*	82,257
3,084	Global Power Equipment Group, Inc.*	74,787
2,978	Gorman-Rupp Co. (The)	85,975
2,904	GP Strategies Corp.*	45,477
1,926	Graham Corp.	44,934
7,564	Granite Construction, Inc.	216,330
11,513	Great Lakes Dredge & Dock Corp.	81,627
3,863	Greenbrier Cos., Inc.*	97,657
9,333	Griffon Corp.	99,770
5,595	H&E Equipment Services, Inc.*	96,738
9,867	Hawaiian Holdings, Inc.*	52,394
12,993	Healthcare Services Group, Inc.	253,104
9,871	Heartland Express, Inc.	142,833
8,166	HEICO Corp.	446,517
3,482	Heidrick & Struggles International, Inc.	70,754
927	Heritage-Crystal Clean, Inc.*	20,496
11,215	Herman Miller, Inc.	235,515
19,172	Hexcel Corp.*	484,476
4,906	Hill International, Inc.*	26,296
8,756	HNI Corp.	221,352
3,477	Houston Wire & Cable Co.	49,373
7,206	HUB Group, Inc., Class A*	256,750
6,418	Hudson Highland Group, Inc.*	28,688
1,261	Hurco Cos., Inc.*	30,050
4,346	Huron Consulting Group, Inc.*	165,930
3,849	ICF International, Inc.*	99,805
10,130	II-VI, Inc.*	236,941
5,046	InnerWorkings, Inc.*	57,524
4,485	Insperity, Inc.	135,133
3,448	Insteel Industries, Inc.	43,307
10,312	Interface, Inc., Class A	126,322
6,530	Interline Brands, Inc.*	134,257
1,063	International Shipholding Corp.	22,855
1,894	Intersections, Inc.	22,103
48,240	JetBlue Airways Corp.*	246,024
5,607	John Bean Technologies Corp.	96,833
2,409	Kadant, Inc.*	52,613
5,142	Kaman Corp.	177,348
6,382	Kaydon Corp.	240,091
5,218	Kelly Services, Inc., Class A	78,270
3,607	KEYW Holding Corp. (The)*	25,610
5,812	Kforce, Inc.*	81,949
6,133	Kimball International, Inc., Class B	37,779
11,942	Knight Transportation, Inc.	204,566
9,365	Knoll, Inc.	144,408
9,194	Korn/Ferry International*	146,828
6,482	Kratos Defense & Security Solutions, Inc.*	41,290
1,762	L.B. Foster Co., Class A	51,891
683	Lawson Products, Inc.	11,140
3,844	Layne Christensen Co.*	92,986
2,459	Lindsay Corp.	161,286
1,792	LMI Aerospace, Inc.*	36,467
3,813	LSI Industries, Inc.	26,348
3,358	Lydall, Inc.*	30,591
3,042	Marten Transport Ltd.	63,487
11,085	MasTec, Inc.*	194,985
4,757	McGrath RentCorp	151,035
18,489	Meritor, Inc.*	137,003
7,855	Metalico, Inc.*	39,432
2,870	Met-Pro Corp.	25,457
1,636	Michael Baker Corp.*	39,477
3,669	Middleby Corp.*	358,608
2,194	Miller Industries, Inc.	34,753
5,316	Mine Safety Appliances Co.	195,948
2,881	Mistras Group, Inc.*	64,534
7,194	Mobile Mini, Inc.*	155,390
8,890	Moog, Inc., Class A*	390,360
7,410	Mueller Industries, Inc.	340,860
30,436	Mueller Water Products, Inc., Class A	90,395
2,232	Multi-Color Corp.	48,814
3,941	MYR Group, Inc.*	78,938
1,142	NACCO Industries, Inc., Class A	111,688
940	National Presto Industries, Inc.	81,395
10,096	Navigant Consulting, Inc.*	136,397
3,865	NCI Building Systems, Inc.*	46,767
1,305	NL Industries, Inc.	19,314
3,289	NN, Inc.*	29,404
1,823	Northwest Pipe Co.*	44,627
14,250	Odyssey Marine Exploration, Inc.*	43,463
9,288	Old Dominion Freight Line, Inc.*	404,121
539	Omega Flex, Inc.*	8,500
7,236	On Assignment, Inc.*	100,436
11,437	Orbital Sciences Corp.*	160,690
5,286	Orion Marine Group, Inc.*	38,588
6,849	Pacer International, Inc.*	37,806
1,632	Park-Ohio Holdings Corp.*	30,600
1,208	Patriot Transportation Holding, Inc.*	27,180
29,593	Pendrell Corp.*	71,615
3,182	Pike Electric Corp.*	28,415
4,047	PMFG, Inc.*	66,411
3,348	Portfolio Recovery Associates, Inc.*	233,456
1,726	Powell Industries, Inc.*	56,596

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,687	PowerSecure International, Inc.*	$22,085
477	Preformed Line Products Co.	31,515
5,226	Primoris Services Corp.	80,376
4,940	Quad/Graphics, Inc.	73,952
2,928	Quality Distribution, Inc.*	38,093
7,419	Quanex Building Products Corp.	126,197
4,179	RailAmerica, Inc.*	86,087
3,539	Raven Industries, Inc.	223,134
4,292	RBC Bearings, Inc.*	195,329
9,434	Republic Airways Holdings, Inc.*	50,095
8,444	Resources Connection, Inc.	110,363
1,779	Roadrunner Transportation Systems, Inc.*	31,755
7,718	Robbins & Myers, Inc.	376,716
12,439	Rollins, Inc.	252,014
1,968	RPX Corp.*	33,161
13,263	RSC Holdings, Inc.*	295,367
6,342	Rush Enterprises, Inc., Class A*	151,066
3,118	Saia, Inc.*	50,855
17,757	Satcon Technology Corp.*	8,878
2,265	Sauer-Danfoss, Inc.*	122,627
2,308	Schawk, Inc.	25,550
61	Seaboard Corp.*	116,700
2,163	SeaCube Container Leasing Ltd.	35,343
8,142	Simpson Manufacturing Co., Inc.	242,794
10,353	SkyWest, Inc.	118,231
3,051	Spirit Airlines, Inc.*	59,586
3,098	Standard Parking Corp.*	55,919
2,445	Standex International Corp.	93,423
15,570	Steelcase, Inc., Class A	136,705
3,222	Sterling Construction Co., Inc.*	33,412
3,924	Sun Hydraulics Corp.	128,943
15,508	Swift Transportation Co.*	181,754
16,563	Swisher Hygiene, Inc.*	48,861
7,766	SYKES Enterprises, Inc.*	107,015
4,302	TAL International Group, Inc.	155,044
10,880	Taser International, Inc.*	43,846
3,811	Team, Inc.*	116,617
3,618	Tecumseh Products Co., Class A*	16,607
7,190	Teledyne Technologies, Inc.*	428,524
3,747	Tennant Co.	153,777
12,204	Tetra Tech, Inc.*	299,730
2,229	Textainer Group Holdings Ltd.	74,047
1,958	Thermon Group Holdings, Inc.*	39,434
8,236	Titan International, Inc.	202,935
3,016	Titan Machinery, Inc.*	78,989
2,520	TMS International Corp., Class A*	29,988
3,470	TRC Cos., Inc.*	17,940
3,047	Trex Co., Inc.*	82,056
5,003	Trimas Corp.*	121,223
7,362	Triumph Group, Inc.	469,696
7,849	TrueBlue, Inc.*	129,979
6,107	Tutor Perini Corp.*	96,368
1,656	Twin Disc, Inc.	52,926
4,179	Ultrapetrol (Bahamas) Ltd.*	11,576
2,773	Unifirst Corp.	166,602
12,235	United Rentals, Inc.*	509,955
8,353	United Stationers, Inc.	242,571
2,150	UniTek Global Services, Inc.*	8,880
3,822	Universal Forest Products, Inc.	122,839
1,073	Universal Truckload Services, Inc.	16,728
31,712	US Airways Group, Inc.*	234,986
3,585	US Ecology, Inc.	67,649
13,979	USG Corp.*	199,201
14,138	Valence Technology, Inc.*	13,148
3,988	Viad Corp.	77,606
3,835	Vicor Corp.	31,140
809	VSE Corp.	19,764
13,409	Wabash National Corp.*	141,599
5,505	Watsco, Inc.	393,002
5,890	Watts Water Technologies, Inc., Class A	232,891
3,294	WCA Waste Corp.*	21,378
8,579	Werner Enterprises, Inc.	207,783
4,111	Wesco Aircraft Holdings, Inc.*	60,473
12,038	Woodward, Inc.	526,903
2,155	Xerium Technologies, Inc.*	17,283
2,005	Zipcar, Inc.*	26,085
		37,065,319
	Information Technology - 10.3%

8,205	3D Systems Corp.*	183,792
10,843	Accelrys, Inc.*	86,093
7,655	ACI Worldwide, Inc.*	289,206
2,406	Active Network, Inc. (The)*	38,496
7,446	Actuate Corp.*	44,974
15,886	Acxiom Corp.*	223,039
12,660	ADTRAN, Inc.	446,265
8,527	Advanced Energy Industries, Inc.*	102,324
6,424	Advent Software, Inc.*	165,290
3,884	Aeroflex Holding Corp.*	42,607
3,325	Agilysys, Inc.*	26,766
2,876	Alpha & Omega Semiconductor Ltd.*	28,501
4,447	American Software, Inc., Class A	36,955
18,937	Amkor Technology, Inc.*	121,007
1,874	Amtech Systems, Inc.*	16,416
13,201	ANADIGICS, Inc.*	33,927
2,959	Anaren, Inc.*	51,901
6,199	Ancestry.com, Inc.*	141,213
1,990	Angie’s List, Inc.*	31,840
5,674	Anixter International, Inc.*	394,570
12,403	Applied Micro Circuits Corp.*	84,092
24,229	Arris Group, Inc.*	275,968
17,574	Aruba Networks, Inc.*	379,423
16,562	Aspen Technology, Inc.*	340,515
6,195	ATMI, Inc.*	136,476
11,866	Aviat Networks, Inc.*	31,208
5,799	Avid Technology, Inc.*	61,759
20,769	Axcelis Technologies, Inc.*	34,477
6,259	AXT, Inc.*	35,864
2,947	Badger Meter, Inc.	94,805
4,501	Bankrate, Inc.*	107,304
2,058	Bel Fuse, Inc., Class B	35,974
11,886	Benchmark Electronics, Inc.*	195,168
3,518	Black Box Corp.	94,705
8,712	Blackbaud, Inc.	274,864
7,031	Bottomline Technologies, Inc.*	197,571
13,350	Brightpoint, Inc.*	117,480
4,414	BroadSoft, Inc.*	160,537
12,949	Brooks Automation, Inc.	154,741
4,603	Cabot Microelectronics Corp.*	231,301
5,169	CACI International, Inc., Class A*	305,695
7,365	Calix, Inc.*	66,580
5,869	Callidus Software, Inc.*	43,489
1,407	Carbonite, Inc.*	13,634
8,431	Cardtronics, Inc.*	224,180
1,814	Cass Information Systems, Inc.	69,821
9,481	Cavium, Inc.*	338,756
4,510	CEVA, Inc.*	111,171

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,848	Checkpoint Systems, Inc.*	$87,113
12,518	CIBER, Inc.*	54,829
12,963	Cirrus Logic, Inc.*	305,668
8,116	Cognex Corp.	346,066
4,619	Coherent, Inc.*	256,262
4,706	Cohu, Inc.	52,801
1,301	Communications Systems, Inc.	18,943
8,621	CommVault Systems, Inc.*	444,585
2,959	Computer Task Group, Inc.*	43,527
6,240	comScore, Inc.*	137,218
3,982	Comtech Telecommunications Corp.	128,499
8,739	Concur Technologies, Inc.*	515,164
5,768	Constant Contact, Inc.*	174,424
20,594	Convergys Corp.*	265,251
2,369	Convio, Inc.*	37,099
2,233	Cornerstone OnDemand, Inc.*	46,312
7,082	Cray, Inc.*	56,444
6,775	CSG Systems International, Inc.*	108,468
6,720	CTS Corp.	66,864
5,974	Cymer, Inc.*	274,685
6,777	Daktronics, Inc.	60,993
2,954	DDi Corp.	32,110
8,049	DealerTrack Holdings, Inc.*	224,165
4,344	Deltek, Inc.*	47,914
1,547	Demand Media, Inc.*	10,612
3,024	Dialogic, Inc.*	2,509
9,481	Dice Holdings, Inc.*	84,191
4,960	Digi International, Inc.*	55,750
1,227	Digimarc Corp.*	34,221
7,309	Digital River, Inc.*	129,004
6,913	Diodes, Inc.*	171,719
11,059	Dot Hill Systems Corp.*	15,372
4,583	DSP Group, Inc.*	29,285
3,406	DTS, Inc.*	95,640
1,750	Dynamics Research Corp.*	15,960
21,536	Earthlink, Inc.	160,874
5,642	Ebix, Inc.	131,459
6,872	Echelon Corp.*	33,810
2,205	Echo Global Logistics, Inc.*	41,013
3,676	Electro Rent Corp.	66,352
4,421	Electro Scientific Industries, Inc.	61,187
9,138	Electronics for Imaging, Inc.*	145,842
1,653	Ellie Mae, Inc.*	13,803
3,648	eMagin Corp.*	11,564
4,324	Emcore Corp.*	18,766
17,179	Emulex Corp.*	179,692
26,299	Entegris, Inc.*	237,743
16,772	Entropic Communications, Inc.*	103,399
3,748	Envestnet, Inc.*	46,663
6,148	EPIQ Systems, Inc.	70,641
714	ePlus, Inc.*	22,862
10,024	Euronet Worldwide, Inc.*	193,363
7,164	Exar Corp.*	50,148
3,164	ExlService Holdings, Inc.*	88,022
18,026	Extreme Networks*	66,516
3,994	Fabrinet*	71,373
6,989	Fair Isaac Corp.	282,915
6,011	FalconStor Software, Inc.*	17,131
3,198	FARO Technologies, Inc.*	177,361
7,575	FEI Co.*	337,239
17,546	Finisar Corp.*	356,008
9,915	Formfactor, Inc.*	50,666
2,881	Forrester Research, Inc.*	92,855
1,141	FriendFinder Networks, Inc.*	2,328
7,576	FSI International, Inc.*	30,152
12,626	Global Cash Access Holdings, Inc.*	70,201
4,389	Globecomm Systems, Inc.*	63,597
9,287	Glu Mobile, Inc.*	35,105
5,060	GSI Group, Inc.*	58,139
3,947	GSI Technology, Inc.*	18,156
24,645	GT Advanced Technologies, Inc.*	210,961
2,532	Guidance Software, Inc.*	28,890
5,959	Hackett Group, Inc. (The)*	28,722
22,471	Harmonic, Inc.*	132,354
7,545	Heartland Payment Systems, Inc.	213,674
5,990	Higher One Holdings, Inc.*	88,053
6,134	Hittite Microwave Corp.*	350,742
7,575	Identive Group, Inc.*	16,816
6,056	iGate Corp.*	105,556
5,881	Imation Corp.*	36,756
5,585	Immersion Corp.*	36,247
1,077	Imperva, Inc.*	39,903
20,465	Infinera Corp.*	162,901
7,719	InfoSpace, Inc.*	89,618
4,227	Inphi Corp.*	60,700
8,589	Insight Enterprises, Inc.*	179,510
29,006	Integrated Device Technology, Inc.*	200,431
5,240	Integrated Silicon Solution, Inc.*	55,439
2,789	Interactive Intelligence Group, Inc.*	78,092
8,879	InterDigital, Inc.	336,070
11,626	Intermec, Inc.*	86,962
1,889	Intermolecular, Inc.*	11,863
10,231	Internap Network Services Corp.*	76,528
4,471	Intevac, Inc.*	35,321
6,256	IntraLinks Holdings, Inc.*	36,785
1,958	InvenSense, Inc.*	30,721
7,558	Ixia*	104,452
4,729	IXYS Corp.*	56,417
9,002	j2 Global, Inc.	266,189
16,900	Jack Henry & Associates, Inc.	570,206
8,282	JDA Software Group, Inc.*	207,547
8,642	Kemet Corp.*	77,864
5,169	Kenexa Corp.*	143,647
2,868	Keynote Systems, Inc.	57,045
7,528	KIT Digital, Inc.*	76,108
13,281	Kopin Corp.*	47,812
14,094	Kulicke & Soffa Industries, Inc.*	158,698
2,912	KVH Industries, Inc.*	26,616
23,059	Lattice Semiconductor Corp.*	151,959
3,210	LeCroy Corp.*	29,404
12,358	Limelight Networks, Inc.*	46,466
12,058	Lionbridge Technologies, Inc.*	31,230
3,677	Liquidity Services, Inc.*	159,030
4,219	Littelfuse, Inc.	223,312
10,311	LivePerson, Inc.*	155,490
3,988	LogMeIn, Inc.*	146,998
3,246	LoopNet, Inc.*	59,726
2,139	Loral Space & Communications, Inc.*	152,382
9,683	LTX-Credence Corp.*	65,360
4,000	Manhattan Associates, Inc.*	185,440
4,562	Mantech International Corp., Class A	153,009
4,182	Marchex, Inc., Class B	17,941
6,794	MAXIMUS, Inc.	283,378
3,131	MaxLinear, Inc., Class A*	17,220
5,471	Maxwell Technologies, Inc.*	99,517

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,928	Measurement Specialties, Inc.*	$95,219
18,850	Mentor Graphics Corp.*	285,766
5,908	Mercury Computer Systems, Inc.*	84,898
2,109	Meru Networks, Inc.*	9,954
7,231	Methode Electronics, Inc.	66,164
9,870	Micrel, Inc.	105,313
16,912	Microsemi Corp.*	353,799
1,564	MicroStrategy, Inc., Class A*	212,063
3,011	Microvision, Inc.*	9,726
6,556	Mindspeed Technologies, Inc.*	42,680
10,286	MIPS Technologies, Inc.*	59,247
10,231	MKS Instruments, Inc.	306,418
8,573	ModusLink Global Solutions, Inc.	47,666
2,047	MoneyGram International, Inc.*	36,682
5,863	Monolithic Power Systems, Inc.*	108,993
7,001	Monotype Imaging Holdings, Inc.*	98,224
6,387	MoSys, Inc.*	24,398
7,246	Motricity, Inc.*	9,637
7,768	Move, Inc.*	68,048
3,054	MTS Systems Corp.	149,982
1,768	Multi-Fineline Electronix, Inc.*	46,604
3,942	Nanometrics, Inc.*	69,182
1,304	NCI, Inc., Class A*	9,389
1,694	NeoPhotonics Corp.*	9,029
7,165	Netgear, Inc.*	269,189
7,311	Netscout Systems, Inc.*	155,213
5,328	NetSuite, Inc.*	254,146
7,334	Newport Corp.*	122,624
12,523	NIC, Inc.	151,403
6,274	Novatel Wireless, Inc.*	21,520
1,870	Numerex Corp., Class A*	18,195
935	NVE Corp.*	50,022
9,879	Oclaro, Inc.*	42,677
12,872	OCZ Technology Group, Inc.*	110,570
11,349	Omnivision Technologies, Inc.*	185,783
4,609	OpenTable, Inc.*	223,536
16,682	Openwave Systems, Inc.*	40,370
3,824	Oplink Communications, Inc.*	62,752
2,818	OPNET Technologies, Inc.	80,454
8,552	Opnext, Inc.*	8,638
3,730	OSI Systems, Inc.*	220,070
23,316	Parametric Technology Corp.*	622,537
4,057	Park Electrochemical Corp.	115,625
1,822	PC Connection, Inc.	16,289
4,582	PDF Solutions, Inc.*	36,793
3,255	Pegasystems, Inc.	91,400
4,730	Perficient, Inc.*	57,138
4,900	Pericom Semiconductor Corp.*	37,681
11,508	Photronics, Inc.*	80,671
8,517	Plantronics, Inc.	317,684
6,959	Plexus Corp.*	241,477
8,715	PLX Technology, Inc.*	30,590
5,645	Power Integrations, Inc.	210,558
13,328	Power-One, Inc.*	57,844
6,199	Powerwave Technologies, Inc.*	8,803
3,824	PRGX Global, Inc.*	21,338
2,817	Procera Networks, Inc.*	54,819
12,136	Progress Software Corp.*	281,434
4,209	PROS Holdings, Inc.*	73,784
8,144	Pulse Electronics Corp.	25,084
1,289	QAD, Inc., Class A*	17,595
13,779	QLIK Technologies, Inc.*	417,090
44,124	Quantum Corp.*	116,046
1,337	Quepasa Corp.*	5,268
11,108	Quest Software, Inc.*	222,382
5,393	QuinStreet, Inc.*	56,357
3,802	Radisys Corp.*	28,477
19,222	Rambus, Inc.*	136,092
8,038	RealD, Inc.*	94,848
4,129	RealNetworks, Inc.	41,909
5,935	RealPage, Inc.*	117,691
1,855	Responsys, Inc.*	22,390
54,053	RF Micro Devices, Inc.*	257,833
2,761	Richardson Electronics Ltd.	33,850
1,860	Rimage Corp.	20,367
5,568	Rofin-Sinar Technologies, Inc.*	130,625
3,126	Rogers Corp.*	115,943
2,147	Rosetta Stone, Inc.*	19,387
3,432	Rubicon Technology, Inc.*	30,785
6,196	Rudolph Technologies, Inc.*	61,155
5,831	Saba Software, Inc.*	68,339
15,761	Sanmina-SCI Corp.*	182,828
21,385	Sapient Corp.	267,099
5,286	ScanSource, Inc.*	195,582
2,414	SciQuest, Inc.*	36,331
5,176	Seachange International, Inc.*	35,404
12,773	Semtech Corp.*	366,713
2,057	ServiceSource International, Inc.*	34,558
9,233	ShoreTel, Inc.*	49,581
6,226	Sigma Designs, Inc.*	35,799
6,066	Silicon Graphics International Corp.*	58,780
15,562	Silicon Image, Inc.*	80,456
7,022	Smith Micro Software, Inc.*	17,836
11,153	SolarWinds, Inc.*	415,561
41,306	Sonus Networks, Inc.*	120,614
5,566	Sourcefire, Inc.*	250,581
9,849	Spansion, Inc., Class A*	126,067
1,649	SPS Commerce, Inc.*	40,978
2,361	SRS Labs, Inc.*	15,795
4,936	SS&C Technologies Holdings, Inc.*	102,274
2,074	Stamps.com, Inc.*	53,613
4,505	Standard Microsystems Corp.*	115,283
7,197	STEC, Inc.*	69,739
5,915	STR Holdings, Inc.*	41,996
4,137	Stratasys, Inc.*	152,407
1,793	Stream Global Services, Inc.*	5,505
5,540	Super Micro Computer, Inc.*	91,632
2,013	Supertex, Inc.*	37,160
9,491	Support.com, Inc.*	31,320
3,911	Sycamore Networks, Inc.*	72,236
8,469	Symmetricom, Inc.*	49,713
6,295	Synaptics, Inc.*	231,341
5,173	Synchronoss Technologies, Inc.*	173,089
4,924	SYNNEX Corp.*	203,017
3,015	Syntel, Inc.	154,368
14,389	Take-Two Interactive Software, Inc.*	222,310
8,039	Taleo Corp., Class A*	368,347
2,006	Tangoe, Inc.*	37,592
2,857	TechTarget, Inc.*	19,713
9,081	TeleCommunication Systems, Inc., Class A*	24,337
3,224	TeleNav, Inc.*	21,665
4,964	TeleTech Holdings, Inc.*	75,800
10,007	Tessera Technologies, Inc.*	168,118
13,320	THQ, Inc.*	7,193
23,338	TiVo, Inc.*	262,552
4,985	TNS, Inc.*	91,375
1,083	Travelzoo, Inc.*	27,508
32,147	TriQuint Semiconductor, Inc.*	207,027

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,172	TTM Technologies, Inc.*	$119,114
5,817	Tyler Technologies, Inc.*	219,708
1,707	Ubiquiti Networks, Inc.*	44,860
5,058	Ultimate Software Group, Inc.*	353,150
4,454	Ultra Clean Holdings*	36,389
4,923	Ultratech, Inc.*	133,955
8,424	Unisys Corp.*	157,360
17,352	United Online, Inc.	87,801
7,530	Universal Display Corp.*	311,064
15,403	ValueClick, Inc.*	320,382
5,291	VASCO Data Security International, Inc.*	47,831
7,975	Veeco Instruments, Inc.*	215,644
4,146	Verint Systems, Inc.*	113,974
7,102	Viasat, Inc.*	327,615
559	Viasystems Group, Inc.*	10,353
7,969	VirnetX Holding Corp.*	172,051
2,960	Virtusa Corp.*	46,265
2,408	Vishay Precision Group, Inc.*	35,374
3,448	Vocus, Inc.*	46,651
4,807	Volterra Semiconductor Corp.*	147,719
16,219	Wave Systems Corp., Class A*	32,600
5,690	Web.com Group, Inc.*	75,336
7,379	Websense, Inc.*	132,896
10,394	Westell Technologies, Inc., Class A*	23,802
7,560	Wright Express Corp.*	467,813
5,609	XO Group, Inc.*	50,705
5,164	X-Rite, Inc.*	23,393
5,544	Xyratex Ltd.	94,913
804	Zillow, Inc.*	25,664
12,997	Zix Corp.*	38,081
3,112	Zygo Corp.*	59,688
		39,202,595
	Materials - 2.9%

6,040	A. Schulman, Inc.	156,074
3,272	A.M. Castle & Co.*	37,464
840	AEP Industries, Inc.*	29,308
4,769	AMCOL International Corp.	139,875
4,372	American Vanguard Corp.	72,225
5,649	Balchem Corp.	153,935
17,896	Boise, Inc.	147,284
7,809	Buckeye Technologies, Inc.	266,755
11,054	Calgon Carbon Corp.*	167,026
10,096	Century Aluminum Co.*	99,042
1,254	Chase Corp.	18,183
18,851	Chemtura Corp.*	292,568
4,510	Clearwater Paper Corp.*	154,738
17,525	Coeur d’Alene Mines Corp.*	498,411
2,113	Deltic Timber Corp.	137,789
8,710	Eagle Materials, Inc.	273,320
16,944	Ferro Corp.*	94,039
9,774	Flotek Industries, Inc.*	109,371
3,655	FutureFuel Corp.	40,388
13,198	General Moly, Inc.*	47,645
6,650	Georgia Gulf Corp.*	214,529
12,338	Globe Specialty Metals, Inc.	175,446
5,561	Gold Resource Corp.	135,966
5,459	Golden Minerals Co.*	45,528
50,615	Golden Star Resources Ltd.*	98,193
31,290	Graphic Packaging Holding Co.*	165,211
9,676	H.B. Fuller Co.	291,538
1,144	Handy & Harman Ltd.*	13,888
1,700	Hawkins, Inc.	65,875
2,389	Haynes International, Inc.	151,200
11,904	Headwaters, Inc.*	36,188
54,655	Hecla Mining Co.	277,647
8,550	Horsehead Holding Corp.*	97,470
4,248	Innophos Holdings, Inc.	214,014
4,640	Innospec, Inc.*	143,654
16,517	Jaguar Mining, Inc.*	101,745
3,187	Kaiser Aluminum Corp.	154,060
7,648	KapStone Paper and Packaging Corp.*	153,725
1,404	KMG Chemicals, Inc.	24,359
4,033	Koppers Holdings, Inc.	151,762
6,243	Kraton Performance Polymers, Inc.*	173,493
5,165	Landec Corp.*	32,539
25,870	Louisiana-Pacific Corp.*	211,358
3,595	LSB Industries, Inc.*	144,591
3,995	Materion Corp.*	117,253
20,637	McEwen Mining, Inc.*	107,932
2,268	Metals USA Holdings Corp.*	29,665
16,786	Midway Gold Corp.*	29,543
3,576	Minerals Technologies, Inc.	230,902
5,859	Myers Industries, Inc.	78,042
2,921	Neenah Paper, Inc.	81,467
1,764	NewMarket Corp.	321,807
4,448	Noranda Aluminum Holding Corp.	53,376
15,600	Olin Corp.	328,068
1,790	Olympic Steel, Inc.	41,958
6,069	OM Group, Inc.*	166,776
8,856	Omnova Solutions, Inc.*	45,166
8,538	P. H. Glatfelter Co.	133,278
22,929	Paramount Gold and Silver Corp.*	58,469
18,281	PolyOne Corp.	245,514
2,507	Quaker Chemical Corp.	103,313
4,905	Revett Minerals, Inc.*	22,563
5,910	RTI International Metals, Inc.*	133,211
3,153	Schweitzer-Mauduit International, Inc.	220,868
7,746	Senomyx, Inc.*	26,569
9,800	Sensient Technologies Corp.	362,502
6,043	Spartech Corp.*	35,049
1,586	Stepan Co.	138,664
22,563	Stillwater Mining Co.*	320,395
13,826	SunCoke Energy, Inc.*	198,127
4,459	Texas Industries, Inc.	150,848
29,900	Thompson Creek Metals Co., Inc.*	217,672
2,597	TPC Group, Inc.*	90,220
4,674	Tredegar Corp.	108,624
4,775	U.S. Energy Corp.*	15,710
509	United States Lime & Minerals, Inc.*	30,998
1,391	Universal Stainless & Alloy*	46,571
2,926	Verso Paper Corp.*	3,804
13,906	Vista Gold Corp.*	49,227
9,627	Wausau Paper Corp.	89,916
10,523	Worthington Industries, Inc.	177,523
4,295	Zep, Inc.	65,155
5,438	Zoltek Cos., Inc.*	65,745
		10,951,909
	Telecommunication Services - 0.5%

12,159	8x8, Inc.*	52,162
4,543	AboveNet, Inc.*	316,011
8,842	Alaska Communications Systems Group, Inc.	28,294
1,835	Atlantic Tele-Network, Inc.	70,317

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
1,127		Boingo Wireless, Inc.*	$10,774
5,468		Cbeyond, Inc.*	41,994
38,915		Cincinnati Bell, Inc.*	145,931
8,999		Cogent Communications Group, Inc.*	165,762
5,117		Consolidated Communications Holdings, Inc.	97,070
4,220		Fairpoint Communications, Inc.*	15,867
8,112		General Communication, Inc., Class A*	85,906
20,019		Globalstar, Inc.*	17,048
2,615		HickoryTech Corp.	28,085
2,719		IDT Corp., Class B	24,607
6,007		inContact, Inc.*	32,017
8,530		Iridium Communications, Inc.*	65,169
11,955		Leap Wireless International, Inc.*	124,810
2,942		Lumos Networks Corp.	37,658
6,149		Neutral Tandem, Inc.*	68,623
2,942		NTELOS Holdings Corp.	68,402
6,780		ORBCOMM, Inc.*	21,899
10,227		Premiere Global Services, Inc.*	88,464
4,653		Shenandoah Telecommunications Co.	46,484
2,752		SureWest Communications	61,672
8,287		Towerstream Corp.*	23,535
4,326		USA Mobility, Inc.	59,353
27,133		Vonage Holdings Corp.*	64,848
—	#	Windstream Corp.	2
			1,862,764
		Utilities - 2.0%

6,242		Allete, Inc.	259,542
3,653		American States Water Co.	134,650
1,426		Artesian Resources Corp., Class A	27,237
22,213		Atlantic Power Corp.	321,866
11,281		Avista Corp.	278,641
7,715		Black Hills Corp.	253,361
2,360		Cadiz, Inc.*	25,063
8,173		California Water Service Group	157,003
2,623		Central Vermont Public Service Corp.	92,435
3,042		CH Energy Group, Inc.	202,810
1,870		Chesapeake Utilities Corp.	76,801
11,937		Cleco Corp.	459,336
1,681		Connecticut Water Service, Inc.	48,446
2,850		Consolidated Water Co., Ltd.	23,570
20,155		Dynegy, Inc.*	26,202
8,243		El Paso Electric Co.	269,793
8,178		Empire District Electric Co. (The)	163,151
2,719		Genie Energy Ltd., Class B	26,075
9,702		IDACORP, Inc.	392,737
4,387		Laclede Group, Inc. (The)	180,262
4,525		MGE Energy, Inc.	198,466
3,052		Middlesex Water Co.	56,218
8,099		New Jersey Resources Corp.	378,142
5,221		Northwest Natural Gas Co.	238,965
7,098		NorthWestern Corp.	246,514
3,513		Ormat Technologies, Inc.	71,103
7,059		Otter Tail Corp.	149,933
14,052		Piedmont Natural Gas Co., Inc.	455,285
15,593		PNM Resources, Inc.	280,362
14,746		Portland General Electric Co.	363,341
2,760		SJW Corp.	65,936
5,864		South Jersey Industries, Inc.	304,928
8,975		Southwest Gas Corp.	382,784
9,891		UIL Holdings Corp.	348,658
7,185		UniSource Energy Corp.	264,336
2,139		Unitil Corp.	56,897
10,028		WGL Holdings, Inc.	409,443
2,490		York Water Co.	43,152
			7,733,444
		Total Common Stocks (Cost $246,638,602)	233,754,991

No. of Rights
		Rights - 0.0%‡
5,026		Pilgrim’s Pride Corp., expiring 02/29/12 at $4.50*^	1,843
		Total Rights (Cost $—)	1,843

No. of Warrants
		Warrants - 0.0%
1,514		Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
		Total Warrants (Cost $—)	—

Principal Amount
		U.S. Government & Agency Securities (a) - 4.3%
		Federal Home Loan Bank
$5,791,081		0.00%, due 03/01/12	5,791,081
224,426		0.03%, due 03/01/12	224,426
		U.S. Treasury Bills
5,326,000		0.00%, due 03/01/12	5,326,000
5,144,000		0.00%, due 05/24/12	5,142,916
		Total U.S. Government & Agency Securities (Cost $16,484,423)	16,484,423

		Repurchase Agreements (a)(b) - 30.9%
118,117,814		Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $118,118,302	118,117,814
		Total Repurchase Agreements (Cost $118,117,814)	118,117,814

		Total Investment Securities (Cost $381,240,839) — 96.3%	368,359,071
		Other assets less liabilities — 3.7%	14,145,321
		Net Assets — 100.0%	$382,504,392

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $1,843 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $73,893,261.

See accompanying notes to schedules of portfolio investments.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,088,978
Aggregate gross unrealized depreciation	(20,366,302)
Net unrealized depreciation	$(13,277,324)
Federal income tax cost of investments	$381,636,395

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	886	03/16/12	$71,757,140	$4,426,288

Cash collateral in the amount of $7,476,345 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$84,417,391	$(1,774,313)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	109,591,453	(2,238,825)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	46,232,653	(969,952)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	84,523,765	(1,708,032)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	33,323,903	(677,563)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	43,860,963	3,384,340

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	57,601,196	4,756,510

		$772,165

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 33.4%
	Consumer Discretionary - 5.0%

9,585	Amazon.com, Inc.*	$1,722,329
2,742	Apollo Group, Inc., Class A*	116,919
5,157	Bed Bath & Beyond, Inc.*	308,079
44,107	Comcast Corp., Class A	1,295,864
3,111	Ctrip.com International Ltd. (ADR)*	85,148
14,871	DIRECTV, Class A*	688,825
2,509	Dollar Tree, Inc.*	222,072
2,545	Expedia, Inc.	86,657
1,319	Fossil, Inc.*	160,892
4,094	Garmin Ltd.	193,196
11,828	Liberty Interactive Corp., Class A*	221,893
7,137	Mattel, Inc.	231,524
1,167	Netflix, Inc.*	129,222
36,298	News Corp., Class A	721,241
2,704	O’Reilly Automotive, Inc.*	233,896
1,050	priceline.com, Inc.*	658,371
4,873	Ross Stores, Inc.	259,877
2,252	Sears Holdings Corp.*	156,874
79,051	Sirius XM Radio, Inc.*	178,655
14,742	Staples, Inc.	216,118
15,712	Starbucks Corp.	762,975
6,342	Virgin Media, Inc.	159,818
2,121	Wynn Resorts Ltd.	251,423
		9,061,868
	Consumer Staples - 0.8%

9,134	Costco Wholesale Corp.	786,072
3,260	Green Mountain Coffee Roasters, Inc.*	211,802
3,671	Monster Beverage Corp.*	209,945
3,784	Whole Foods Market, Inc.	305,520
		1,513,339
	Health Care - 3.6%

3,903	Alexion Pharmaceuticals, Inc.*	326,798
18,476	Amgen, Inc.	1,255,444
5,120	Biogen Idec, Inc.*	596,327
9,356	Celgene Corp.*	686,029
3,570	Cerner Corp.*	263,573
2,984	DENTSPLY International, Inc.	115,421
10,234	Express Scripts, Inc.*	545,779
15,831	Gilead Sciences, Inc.*	720,311
1,905	Henry Schein, Inc.*	141,008
822	Intuitive Surgical, Inc.*	420,552
3,756	Life Technologies Corp.*	177,696
8,989	Mylan, Inc.*	210,702
1,965	Perrigo Co.	202,513
14,753	Teva Pharmaceutical Industries Ltd. (ADR)	661,082
4,396	Vertex Pharmaceuticals, Inc.*	171,092
5,356	Warner Chilcott plc, Class A*	89,606
		6,583,933
	Industrials - 0.7%

3,461	C.H. Robinson Worldwide, Inc.	229,014
4,469	Expeditors International of Washington, Inc.	194,983
6,222	Fastenal Co.	327,775
7,549	PACCAR, Inc.	347,330
1,794	Stericycle, Inc.*	155,665
		1,254,767
	Information Technology - 22.8%

24,117	Activision Blizzard, Inc.	288,198
10,347	Adobe Systems, Inc.*	340,313
3,783	Akamai Technologies, Inc.*	136,188
6,764	Altera Corp.	260,076
19,589	Apple, Inc.*	10,625,857
27,771	Applied Materials, Inc.	339,917
4,777	Autodesk, Inc.*	180,809
10,301	Automatic Data Processing, Inc.	559,550
5,183	Avago Technologies Ltd.	194,933
5,716	Baidu, Inc. (ADR)*	781,377
3,587	BMC Software, Inc.*	134,297
10,244	Broadcom Corp., Class A*	380,565
10,400	CA, Inc.	281,112
4,376	Check Point Software Technologies Ltd.*	254,508
113,311	Cisco Systems, Inc.	2,252,623
3,931	Citrix Systems, Inc.*	293,803
6,368	Cognizant Technology Solutions Corp., Class A*	451,810
37,866	Dell, Inc.*	655,082
27,210	eBay, Inc.*	972,485
6,986	Electronic Arts, Inc.*	114,081
1,675	F5 Networks, Inc.*	209,308
1,822	First Solar, Inc.*	58,851
2,969	Fiserv, Inc.*	196,845
15,033	Flextronics International Ltd.*	105,983
5,396	Google, Inc., Class A*	3,336,077
1,646	Infosys Ltd. (ADR)	94,941
107,326	Intel Corp.	2,884,923
6,272	Intuit, Inc.	362,772
3,512	KLA-Tencor Corp.	169,981
2,520	Lam Research Corp.*	105,084
4,801	Linear Technology Corp.	160,737
12,766	Marvell Technology Group Ltd.*	191,490
6,148	Maxim Integrated Products, Inc.	171,468
4,029	Microchip Technology, Inc.	145,326
20,816	Micron Technology, Inc.*	177,977
177,309	Microsoft Corp.	5,627,788
7,765	NetApp, Inc.*	333,895
6,338	Nuance Communications, Inc.*	164,281
12,872	NVIDIA Corp.*	195,011
106,327	Oracle Corp.	3,112,191
7,638	Paychex, Inc.	239,069
35,432	QUALCOMM, Inc.	2,203,162
10,974	Research In Motion Ltd.*	155,501
5,065	SanDisk Corp.*	250,515
9,797	Seagate Technology plc	257,269
15,537	Symantec Corp.*	277,180
3,353	VeriSign, Inc.	123,893
5,531	Xilinx, Inc.	204,260
26,143	Yahoo!, Inc.*	387,701
		41,401,063
	Materials - 0.2%

1,216	Randgold Resources Ltd. (ADR)	139,512
2,538	Sigma-Aldrich Corp.	182,203
		321,715
	Telecommunication Services - 0.3%

19,360	Vodafone Group plc (ADR)	524,462

	Total Common Stocks (Cost $59,728,283)	60,661,147

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 1.4%
	Federal Home Loan Bank
$2,408,070	0.00%, due 03/01/12	$2,408,070
93,321	0.03%, due 03/01/12	93,321
	Total U.S. Government & Agency Securities (Cost $2,501,391)	2,501,391

	Repurchase Agreements (a)(b) - 40.8%
73,997,797	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $73,998,102	73,997,797
	Total Repurchase Agreements (Cost $73,997,797)	73,997,797

	Total Investment Securities (Cost $136,227,471) — 75.6%	137,160,335
	Other assets less liabilities — 24.4%	44,306,987
	Net Assets — 100.0%	$181,467,322

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $76,249,364.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,905,789
Aggregate gross unrealized depreciation	(3,066,193)
Net unrealized appreciation	$839,596
Federal income tax cost of investments	$136,320,739

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100 Futures Contracts	851	03/16/12	$44,643,460	$5,028,508

Cash collateral in the amount of $3,012,540 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$41,614,502	$1,786,804

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	111,769,863	4,169,693

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	64,505,146	5,164,251

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	31,622,097	1,314,742

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	22,220,788	849,260

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	52,545,212	5,425,905

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	114,818,762	13,375,626

		$32,086,281

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 54.4%
	Consumer Discretionary - 6.0%

24,935	Home Depot, Inc. (The)	$1,186,158
24,935	McDonald’s Corp.	2,475,547
24,935	Walt Disney Co. (The)	1,047,020
		4,708,725
	Consumer Staples - 7.5%

24,935	Coca-Cola Co. (The)	1,741,959
24,935	Kraft Foods, Inc., Class A	949,276
24,935	Procter & Gamble Co. (The)	1,683,611
24,935	Wal-Mart Stores, Inc.	1,473,160
		5,848,006
	Energy - 6.2%

24,935	Chevron Corp.	2,720,907
24,935	Exxon Mobil Corp.	2,156,878
		4,877,785
	Financials - 5.0%

24,935	American Express Co.	1,318,812
24,935	Bank of America Corp.	198,732
24,935	JPMorgan Chase & Co.	978,449
24,935	Travelers Cos., Inc. (The)	1,445,482
		3,941,475
	Health Care - 4.0%

24,935	Johnson & Johnson	1,622,770
24,935	Merck & Co., Inc.	951,769
24,935	Pfizer, Inc.	526,128
		3,100,667
	Industrials - 12.1%

24,935	3M Co.	2,184,306
24,935	Boeing Co. (The)	1,868,878
24,935	Caterpillar, Inc.	2,847,826
24,935	General Electric Co.	475,012
24,935	United Technologies Corp.	2,091,299
		9,467,321
	Information Technology - 9.5%

24,935	Cisco Systems, Inc.	495,708
24,935	Hewlett-Packard Co.	631,105
24,935	Intel Corp.	670,253
24,935	International Business Machines Corp.	4,905,462
24,935	Microsoft Corp.	791,437
		7,493,965
	Materials - 1.9%

24,935	Alcoa, Inc.	253,589
24,935	E.I. du Pont de Nemours & Co.	1,267,945
		1,521,534
	Telecommunication Services - 2.2%

24,935	AT&T, Inc.	762,761
24,935	Verizon Communications, Inc.	950,273
		1,713,034
	Total Common Stocks (Cost $41,560,911)	42,672,512

Principal Amount
	U.S. Government & Agency Securities (a) - 0.4%
	Federal Home Loan Bank
$313,156	0.00%, due 03/01/12	313,156
12,136	0.03%, due 03/01/12	12,136
	Total U.S. Government & Agency Securities (Cost $325,292)	325,292

	Repurchase Agreements (a)(b) - 28.4%
22,325,234	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $22,325,326	22,325,234
	Total Repurchase Agreements (Cost $22,325,234)	22,325,234

	Total Investment Securities (Cost $64,211,437) — 83.2%	65,323,038
	Other assets less liabilities — 16.8%	13,203,729
	Net Assets — 100.0%	$78,526,767

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $29,292,332.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,632,327
Aggregate gross unrealized depreciation	(524,648)
Net unrealized appreciation	$1,107,679
Federal income tax cost of investments	$64,215,359

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	342	03/16/12	$22,127,400	$1,045,660

Cash collateral in the amount of $1,385,700 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$29,738,429	$189,110

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	25,753,048	4,409,988

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	23,448,684	203,246

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	14,365,861	161,753

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	3,321,131	37,352

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	10,195,474	503,827

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	63,960,155	4,325,390

		$9,830,666

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 32.5%
	Consumer Discretionary - 3.5%

613	Abercrombie & Fitch Co., Class A	$28,069
2,597	Amazon.com, Inc.*	466,655
831	Apollo Group, Inc., Class A*	35,434
321	AutoNation, Inc.*	10,940
199	AutoZone, Inc.*	74,522
1,715	Bed Bath & Beyond, Inc.*	102,454
2,095	Best Buy Co., Inc.	51,746
470	Big Lots, Inc.*	20,609
784	BorgWarner, Inc.*	64,947
1,577	Cablevision Systems Corp., Class A	22,441
1,616	CarMax, Inc.*	49,595
3,233	Carnival Corp.	97,928
4,675	CBS Corp. (Non-Voting), Class B	139,782
223	Chipotle Mexican Grill, Inc.*	87,019
2,085	Coach, Inc.	156,041
19,461	Comcast Corp., Class A	571,764
1,986	D.R. Horton, Inc.	28,479
942	Darden Restaurants, Inc.	48,033
432	DeVry, Inc.	15,349
5,040	DIRECTV, Class A*	233,453
1,886	Discovery Communications, Inc., Class A*	87,982
851	Dollar Tree, Inc.*	75,322
676	Expedia, Inc.	23,018
837	Family Dollar Stores, Inc.	45,190
27,140	Ford Motor Co.	335,993
989	GameStop Corp., Class A	22,529
1,703	Gannett Co., Inc.	25,272
2,479	Gap, Inc. (The)	57,909
1,111	Genuine Parts Co.	69,637
1,746	Goodyear Tire & Rubber Co. (The)*	22,454
2,093	H&R Block, Inc.	34,116
1,658	Harley-Davidson, Inc.	77,230
500	Harman International Industries, Inc.	24,565
830	Hasbro, Inc.	29,316
11,008	Home Depot, Inc. (The)	523,651
2,125	International Game Technology	31,917
3,294	Interpublic Group of Cos., Inc. (The)	38,606
1,020	J.C. Penney Co., Inc.	40,392
4,858	Johnson Controls, Inc.	158,517
1,810	Kohl’s Corp.	89,921
995	Leggett & Platt, Inc.	22,517
1,149	Lennar Corp., Class A	26,864
1,756	Limited Brands, Inc.	81,707
8,947	Lowe’s Cos., Inc.	253,916
2,999	Macy’s, Inc.	113,872
1,914	Marriott International, Inc., Class A	67,526
2,418	Mattel, Inc.	78,440
7,307	McDonald’s Corp.	725,439
1,985	McGraw-Hill Cos., Inc. (The)	92,382
396	Netflix, Inc.*	43,849
2,069	Newell Rubbermaid, Inc.	37,863
15,662	News Corp., Class A	311,204
2,649	NIKE, Inc., Class B	285,880
1,154	Nordstrom, Inc.	61,877
1,971	Omnicom Group, Inc.	97,446
917	O’Reilly Automotive, Inc.*	79,320
354	priceline.com, Inc.*	221,965
2,406	PulteGroup, Inc.*	21,221
461	Ralph Lauren Corp.	80,090
1,652	Ross Stores, Inc.	88,101
696	Scripps Networks Interactive, Inc., Class A	31,459
275	Sears Holdings Corp.*	19,156
4,997	Staples, Inc.	73,256
5,323	Starbucks Corp.	258,485
1,373	Starwood Hotels & Resorts Worldwide, Inc.	74,005
4,796	Target Corp.	271,885
906	Tiffany & Co.	58,899
2,278	Time Warner Cable, Inc.	180,736
7,147	Time Warner, Inc.	265,940
5,386	TJX Cos., Inc.	197,181
676	TripAdvisor, Inc.*	21,787
792	Urban Outfitters, Inc.*	22,485
623	VF Corp.	90,989
3,942	Viacom, Inc., Class B	187,718
12,831	Walt Disney Co. (The)	538,774
33	Washington Post Co. (The), Class B	12,999
546	Whirlpool Corp.	41,261
1,089	Wyndham Worldwide Corp.	47,905
565	Wynn Resorts Ltd.	66,975
3,288	Yum! Brands, Inc.	217,797
		9,589,968
	Consumer Staples - 3.5%

14,688	Altria Group, Inc.	442,109
4,770	Archer-Daniels-Midland Co.	148,824
3,075	Avon Products, Inc.	57,472
1,109	Beam, Inc.	61,084
719	Brown-Forman Corp., Class B	58,706
1,281	Campbell Soup Co.	42,683
943	Clorox Co. (The)	63,756
16,223	Coca-Cola Co. (The)	1,133,339
2,230	Coca-Cola Enterprises, Inc.	64,447
3,457	Colgate-Palmolive Co.	322,123
2,962	ConAgra Foods, Inc.	77,752
1,245	Constellation Brands, Inc., Class A*	27,191
3,096	Costco Wholesale Corp.	266,442
9,295	CVS Caremark Corp.	419,204
1,313	Dean Foods Co.*	16,097
1,531	Dr. Pepper Snapple Group, Inc.	58,255
1,595	Estee Lauder Cos., Inc. (The), Class A	93,371
4,596	General Mills, Inc.	176,073
2,287	H. J. Heinz Co.	120,548
1,093	Hershey Co. (The)	66,345
985	Hormel Foods Corp.	28,043
812	J.M. Smucker Co. (The)	61,160
1,771	Kellogg Co.	92,712
2,815	Kimberly-Clark Corp.	205,157
12,618	Kraft Foods, Inc., Class A	480,367
4,263	Kroger Co. (The)	101,417
965	Lorillard, Inc.	126,492
949	McCormick & Co., Inc. (Non-Voting)	47,877
1,453	Mead Johnson Nutrition Co.	112,971
1,126	Molson Coors Brewing Co., Class B	49,476
11,167	PepsiCo, Inc.	702,851
12,404	Philip Morris International, Inc.	1,035,982
19,651	Procter & Gamble Co. (The)	1,326,836
2,413	Reynolds American, Inc.	101,177

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,428	Safeway, Inc.	$52,081
4,218	Sara Lee Corp.	85,415
1,517	SUPERVALU, Inc.	9,906
4,214	Sysco Corp.	123,976
2,087	Tyson Foods, Inc., Class A	39,465
6,351	Walgreen Co.	210,599
12,473	Wal-Mart Stores, Inc.	736,905
1,141	Whole Foods Market, Inc.	92,124
		9,538,810
	Energy - 3.9%

1,569	Alpha Natural Resources, Inc.*	29,121
3,555	Anadarko Petroleum Corp.	299,047
2,743	Apache Corp.	296,052
3,118	Baker Hughes, Inc.	156,773
1,493	Cabot Oil & Gas Corp.	52,076
1,750	Cameron International Corp.*	97,493
4,708	Chesapeake Energy Corp.	117,700
14,223	Chevron Corp.	1,552,014
9,482	ConocoPhillips	725,847
1,620	CONSOL Energy, Inc.	58,028
2,838	Denbury Resources, Inc.*	56,505
2,885	Devon Energy Corp.	211,499
496	Diamond Offshore Drilling, Inc.	33,961
5,508	El Paso Corp.	153,177
1,920	EOG Resources, Inc.	218,611
1,066	EQT Corp.	56,519
34,234	Exxon Mobil Corp.	2,961,241
1,703	FMC Technologies, Inc.*	85,882
6,573	Halliburton Co.	240,506
767	Helmerich & Payne, Inc.	47,017
2,129	Hess Corp.	138,215
5,025	Marathon Oil Corp.	170,297
2,547	Marathon Petroleum Corp.	105,828
1,383	Murphy Oil Corp.	88,429
2,053	Nabors Industries Ltd.*	44,714
3,028	National Oilwell Varco, Inc.	249,901
947	Newfield Exploration Co.*	34,092
1,802	Noble Corp.*	72,404
1,253	Noble Energy, Inc.	122,355
5,797	Occidental Petroleum Corp.	605,033
1,933	Peabody Energy Corp.	67,423
875	Pioneer Natural Resources Co.	95,935
1,265	QEP Resources, Inc.	43,187
1,117	Range Resources Corp.	71,131
893	Rowan Cos., Inc.*	32,925
9,586	Schlumberger Ltd.	743,969
2,480	Southwestern Energy Co.*	81,989
4,645	Spectra Energy Corp.	145,760
764	Sunoco, Inc.	29,513
1,017	Tesoro Corp.*	26,981
3,997	Valero Energy Corp.	97,887
4,210	Williams Cos., Inc. (The)	125,795
1,404	WPX Energy, Inc.*	25,497
		10,668,329
	Financials - 4.6%

2,406	ACE Ltd.	172,534
3,333	Aflac, Inc.	157,484
3,609	Allstate Corp. (The)	113,431
7,216	American Express Co.	381,654
3,121	American International Group, Inc.*	91,196
2,806	American Tower Corp. (REIT)	175,599
1,615	Ameriprise Financial, Inc.	90,052
2,309	Aon Corp.	108,084
863	Apartment Investment & Management Co., Class A (REIT)	21,437
657	Assurant, Inc.	27,903
678	AvalonBay Communities, Inc. (REIT)	87,916
72,391	Bank of America Corp.	576,956
8,660	Bank of New York Mellon Corp. (The)	191,473
4,978	BB&T Corp.	145,607
12,557	Berkshire Hathaway, Inc., Class B*	985,097
716	BlackRock, Inc.	142,484
1,055	Boston Properties, Inc. (REIT)	107,135
3,282	Capital One Financial Corp.	166,069
2,317	CBRE Group, Inc., Class A*	42,471
7,710	Charles Schwab Corp. (The)	107,015
1,986	Chubb Corp. (The)	134,969
1,156	Cincinnati Financial Corp.	40,657
20,882	Citigroup, Inc.	695,788
473	CME Group, Inc.	136,929
1,419	Comerica, Inc.	42,130
3,925	Discover Financial Services	117,789
1,814	E*Trade Financial Corp.*	17,469
2,117	Equity Residential (REIT)	120,436
659	Federated Investors, Inc., Class B	13,503
6,570	Fifth Third Bancorp	89,418
1,884	First Horizon National Corp.	17,710
1,041	Franklin Resources, Inc.	122,723
3,507	Genworth Financial, Inc., Class A*	31,879
3,515	Goldman Sachs Group, Inc. (The)	404,717
3,184	Hartford Financial Services Group, Inc.	65,941
2,914	HCP, Inc. (REIT)	115,103
1,484	Health Care REIT, Inc. (REIT)	80,789
5,043	Host Hotels & Resorts, Inc. (REIT)	79,579
3,767	Hudson City Bancorp, Inc.	25,804
6,171	Huntington Bancshares, Inc./OH	36,069
518	IntercontinentalExchange, Inc.*	71,463
3,221	Invesco Ltd.	79,784
27,138	JPMorgan Chase & Co.	1,064,895
6,804	KeyCorp	55,112
2,907	Kimco Realty Corp. (REIT)	53,431
888	Legg Mason, Inc.	24,322
1,415	Leucadia National Corp.	40,313
2,155	Lincoln National Corp.	53,530
2,182	Loews Corp.	85,403
898	M&T Bank Corp.	73,295
3,842	Marsh & McLennan Cos., Inc.	119,870
7,555	MetLife, Inc.	291,245
1,395	Moody’s Corp.	53,861
10,598	Morgan Stanley	196,487
911	NASDAQ OMX Group, Inc. (The)*	23,996
1,722	Northern Trust Corp.	76,474
1,871	NYSE Euronext	55,700
2,575	People’s United Financial, Inc.	32,419
1,153	Plum Creek Timber Co., Inc. (REIT)	45,151
3,759	PNC Financial Services Group, Inc.	223,736
2,180	Principal Financial Group, Inc.	60,299
4,403	Progressive Corp. (The)	94,312
3,273	ProLogis, Inc. (REIT)	110,169
3,372	Prudential Financial, Inc.	206,232
1,015	Public Storage (REIT)	136,081

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,992	Regions Financial Corp.	$51,794
2,098	Simon Property Group, Inc. (REIT)	284,237
3,633	SLM Corp.	57,256
3,513	State Street Corp.	148,354
3,834	SunTrust Banks, Inc.	88,029
1,804	T. Rowe Price Group, Inc.	111,108
728	Torchmark Corp.	35,264
2,948	Travelers Cos., Inc. (The)	170,896
13,630	U.S. Bancorp	400,722
2,089	Unum Group	48,151
2,056	Ventas, Inc. (REIT)	114,972
1,317	Vornado Realty Trust (REIT)	107,638
37,664	Wells Fargo & Co.	1,178,507
3,830	Weyerhaeuser Co. (REIT)	80,009
2,289	XL Group plc	47,611
1,315	Zions Bancorp.	24,985
		12,558,112
	Health Care - 3.7%

11,125	Abbott Laboratories	629,786
2,588	Aetna, Inc.	121,015
2,481	Agilent Technologies, Inc.*	108,221
2,179	Allergan, Inc.	195,217
1,844	AmerisourceBergen Corp.	68,873
5,665	Amgen, Inc.	384,937
4,028	Baxter International, Inc.	234,148
1,535	Becton, Dickinson and Co.	116,998
1,735	Biogen Idec, Inc.*	202,076
10,580	Boston Scientific Corp.*	65,808
12,103	Bristol-Myers Squibb Co.	389,354
612	C.R. Bard, Inc.	57,296
2,467	Cardinal Health, Inc.	102,504
1,605	CareFusion Corp.*	41,425
3,170	Celgene Corp.*	232,440
1,039	Cerner Corp.*	76,709
2,039	Cigna Corp.	89,940
1,031	Coventry Health Care, Inc.*	33,703
3,445	Covidien plc	180,001
668	DaVita, Inc.*	57,815
1,012	DENTSPLY International, Inc.	39,144
814	Edwards Lifesciences Corp.*	59,528
7,277	Eli Lilly & Co.	285,550
3,475	Express Scripts, Inc.*	185,322
1,909	Forest Laboratories, Inc.*	62,081
5,364	Gilead Sciences, Inc.*	244,062
1,178	Hospira, Inc.*	41,960
1,168	Humana, Inc.	101,733
279	Intuitive Surgical, Inc.*	142,742
19,504	Johnson & Johnson	1,269,320
708	Laboratory Corp. of America Holdings*	63,642
1,272	Life Technologies Corp.*	60,178
1,753	McKesson Corp.	146,393
2,765	Medco Health Solutions, Inc.*	186,886
7,536	Medtronic, Inc.	287,272
21,768	Merck & Co., Inc.	830,885
3,047	Mylan, Inc.*	71,422
626	Patterson Cos., Inc.	19,982
809	PerkinElmer, Inc.	21,843
666	Perrigo Co.	68,638
54,901	Pfizer, Inc.	1,158,411
1,128	Quest Diagnostics, Inc.	65,480
2,277	St. Jude Medical, Inc.	95,907
2,322	Stryker Corp.	124,552
3,101	Tenet Healthcare Corp.*	17,521
2,702	Thermo Fisher Scientific, Inc.*	152,987
7,614	UnitedHealth Group, Inc.	424,481
804	Varian Medical Systems, Inc.*	52,461
640	Waters Corp.*	57,344
907	Watson Pharmaceuticals, Inc.*	52,896
2,483	WellPoint, Inc.	162,959
1,280	Zimmer Holdings, Inc.*	77,760
		10,019,608
	Industrials - 3.5%

5,005	3M Co.	438,438
751	Avery Dennison Corp.	22,905
5,309	Boeing Co. (The)	397,910
1,173	C.H. Robinson Worldwide, Inc.	77,617
4,618	Caterpillar, Inc.	527,422
789	Cintas Corp.	30,424
1,130	Cooper Industries plc	69,179
7,499	CSX Corp.	157,554
1,378	Cummins, Inc.	166,145
4,068	Danaher Corp.	214,912
2,957	Deere & Co.	245,224
1,324	Dover Corp.	84,762
348	Dun & Bradstreet Corp. (The)	28,762
2,388	Eaton Corp.	124,630
5,254	Emerson Electric Co.	264,329
864	Equifax, Inc.	36,323
1,515	Expeditors International of Washington, Inc.	66,099
2,109	Fastenal Co.	111,102
2,266	FedEx Corp.	203,917
398	Flowserve Corp.	47,191
1,212	Fluor Corp.	73,302
2,544	General Dynamics Corp.	186,297
75,400	General Electric Co.	1,436,370
895	Goodrich Corp.	112,743
5,523	Honeywell International, Inc.	329,005
3,451	Illinois Tool Works, Inc.	192,186
2,228	Ingersoll-Rand plc	88,853
1,326	Iron Mountain, Inc.	41,172
915	Jacobs Engineering Group, Inc.*	42,291
750	Joy Global, Inc.	65,220
714	L-3 Communications Holdings, Inc.	50,158
1,895	Lockheed Martin Corp.	167,537
2,555	Masco Corp.	30,353
2,400	Norfolk Southern Corp.	165,360
1,865	Northrop Grumman Corp.	111,546
2,558	PACCAR, Inc.	117,694
822	Pall Corp.	52,156
1,080	Parker Hannifin Corp.	96,995
1,427	Pitney Bowes, Inc.	25,872
1,030	Precision Castparts Corp.	172,453
1,500	Quanta Services, Inc.*	31,350
1,340	R.R. Donnelley & Sons Co.	18,519
2,472	Raytheon Co.	124,885
2,249	Republic Services, Inc.	67,088
1,020	Robert Half International, Inc.	28,999
1,015	Rockwell Automation, Inc.	81,180
1,082	Rockwell Collins, Inc.	64,152
689	Roper Industries, Inc.	63,057
365	Ryder System, Inc.	19,429
416	Snap-on, Inc.	25,430
5,561	Southwest Airlines Co.	49,938
1,206	Stanley Black & Decker, Inc.	92,621
607	Stericycle, Inc.*	52,669
1,986	Textron, Inc.	54,635
3,300	Tyco International Ltd.	171,006
3,450	Union Pacific Corp.	380,362

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,893	United Parcel Service, Inc., Class B	$530,003
6,471	United Technologies Corp.	542,723
433	W.W. Grainger, Inc.	89,947
3,287	Waste Management, Inc.	114,979
1,317	Xylem, Inc.	34,216
		9,509,596
	Information Technology - 6.6%

4,578	Accenture plc, Class A	272,574
3,507	Adobe Systems, Inc.*	115,345
4,181	Advanced Micro Devices, Inc.*	30,730
1,282	Akamai Technologies, Inc.*	46,152
2,292	Altera Corp.	88,127
1,183	Amphenol Corp., Class A	66,201
2,128	Analog Devices, Inc.	83,439
6,639	Apple, Inc.*	3,601,259
9,324	Applied Materials, Inc.	114,126
1,619	Autodesk, Inc.*	61,279
3,489	Automatic Data Processing, Inc.	189,523
1,216	BMC Software, Inc.*	45,527
3,463	Broadcom Corp., Class A*	128,650
2,642	CA, Inc.	71,413
38,395	Cisco Systems, Inc.	763,293
1,333	Citrix Systems, Inc.*	99,628
2,159	Cognizant Technology Solutions Corp., Class A*	153,181
1,109	Computer Sciences Corp.	35,222
11,224	Corning, Inc.	146,361
10,906	Dell, Inc.*	188,674
8,205	eBay, Inc.*	293,247
2,366	Electronic Arts, Inc.*	38,637
14,570	EMC Corp.*	403,443
567	F5 Networks, Inc.*	70,852
1,732	Fidelity National Information Services, Inc.	54,956
421	First Solar, Inc.*	13,598
1,006	Fiserv, Inc.*	66,698
1,113	FLIR Systems, Inc.	29,127
1,804	Google, Inc., Class A*	1,115,323
828	Harris Corp.	36,126
14,190	Hewlett-Packard Co.	359,149
36,366	Intel Corp.	977,518
8,418	International Business Machines Corp.	1,656,073
2,123	Intuit, Inc.	122,794
1,309	Jabil Circuit, Inc.	33,812
1,635	JDS Uniphase Corp.*	21,320
3,758	Juniper Networks, Inc.*	85,532
1,190	KLA-Tencor Corp.	57,596
514	Lexmark International, Inc., Class A	18,956
1,627	Linear Technology Corp.	54,472
4,024	LSI Corp.*	34,606
762	Mastercard, Inc., Class A	320,040
1,364	Microchip Technology, Inc.	49,200
7,055	Micron Technology, Inc.*	60,320
53,470	Microsoft Corp.	1,697,138
979	Molex, Inc.	26,531
1,884	Motorola Mobility Holdings, Inc.*	74,795
2,047	Motorola Solutions, Inc.	101,941
2,561	NetApp, Inc.*	110,123
475	Novellus Systems, Inc.*	22,078
4,361	NVIDIA Corp.*	66,069
28,103	Oracle Corp.	822,575
2,303	Paychex, Inc.	72,084
12,005	QUALCOMM, Inc.	746,471
1,378	Red Hat, Inc.*	68,156
1,974	SAIC, Inc.*	24,122
973	Salesforce.com, Inc.*	139,295
1,716	SanDisk Corp.*	84,873
5,266	Symantec Corp.*	93,945
3,030	TE Connectivity Ltd.	110,747
1,196	Teradata Corp.*	79,594
1,316	Teradyne, Inc.*	21,609
8,161	Texas Instruments, Inc.	272,169
1,157	Total System Services, Inc.	25,315
1,135	VeriSign, Inc.	41,938
3,632	Visa, Inc., Class A	422,656
1,670	Western Digital Corp.*	65,548
4,423	Western Union Co. (The)	77,270
9,907	Xerox Corp.	81,535
1,874	Xilinx, Inc.	69,207
8,859	Yahoo!, Inc.*	131,379
		17,823,262
	Materials - 1.2%

1,502	Air Products & Chemicals, Inc.	135,540
489	Airgas, Inc.	40,259
7,603	Alcoa, Inc.	77,323
760	Allegheny Technologies, Inc.	33,341
1,161	Ball Corp.	46,533
736	Bemis Co., Inc.	23,088
468	CF Industries Holdings, Inc.	87,048
1,020	Cliffs Natural Resources, Inc.	64,750
8,441	Dow Chemical Co. (The)	282,858
6,597	E.I. du Pont de Nemours & Co.	335,457
982	Eastman Chemical Co.	53,156
2,143	Ecolab, Inc.	128,580
503	FMC Corp.	49,782
6,770	Freeport-McMoRan Copper & Gold, Inc.	288,131
579	International Flavors & Fragrances, Inc.	33,020
3,120	International Paper Co.	109,668
1,220	MeadWestvaco Corp.	36,942
3,825	Monsanto Co.	295,979
2,126	Mosaic Co. (The)	122,777
3,533	Newmont Mining Corp.	209,860
2,262	Nucor Corp.	98,465
1,174	Owens-Illinois, Inc.*	28,059
1,104	PPG Industries, Inc.	100,740
2,140	Praxair, Inc.	233,260
1,371	Sealed Air Corp.	26,913
615	Sherwin-Williams Co. (The)	63,437
859	Sigma-Aldrich Corp.	61,668
587	Titanium Metals Corp.	8,605
1,028	United States Steel Corp.	27,982
924	Vulcan Materials Co.	41,173
		3,144,394
	Telecommunication Services - 0.9%

42,324	AT&T, Inc.	1,294,691
4,411	CenturyLink, Inc.	177,543
7,107	Frontier Communications Corp.	32,621
2,095	MetroPCS Communications, Inc.*	21,579
21,396	Sprint Nextel Corp.*	52,848
20,221	Verizon Communications, Inc.	770,622
4,162	Windstream Corp.	50,277
		2,400,181

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 1.1%

4,606	AES Corp. (The)*	$62,457
835	AGL Resources, Inc.	33,292
1,729	Ameren Corp.	55,449
3,448	American Electric Power Co., Inc.	129,679
3,042	CenterPoint Energy, Inc.	59,289
1,799	CMS Energy Corp.	38,517
2,093	Consolidated Edison, Inc.	121,603
1,439	Constellation Energy Group, Inc.	52,178
4,068	Dominion Resources, Inc.	205,312
1,208	DTE Energy Co.	65,220
9,519	Duke Energy Corp.	199,137
2,326	Edison International	97,390
1,258	Entergy Corp.	83,821
4,736	Exelon Corp.	185,035
2,986	FirstEnergy Corp.	132,250
557	Integrys Energy Group, Inc.	28,981
3,018	NextEra Energy, Inc.	179,601
2,007	NiSource, Inc.	48,168
1,265	Northeast Utilities	45,413
1,642	NRG Energy, Inc.*	28,078
736	ONEOK, Inc.	60,823
1,621	Pepco Holdings, Inc.	31,512
2,898	PG&E Corp.	120,789
780	Pinnacle West Capital Corp.	36,683
4,129	PPL Corp.	117,883
2,107	Progress Energy, Inc.	111,840
3,613	Public Service Enterprise Group, Inc.	111,208
824	SCANA Corp.	37,080
1,711	Sempra Energy	101,360
6,157	Southern Co. (The)	272,078
1,542	TECO Energy, Inc.	27,679
1,652	Wisconsin Energy Corp.	56,300
3,465	Xcel Energy, Inc.	91,788
		3,027,893
	Total Common Stocks (Cost $85,263,467)	88,280,153

Principal Amount
	U.S. Government & Agency Securities (a) - 2.6%
	Federal Home Loan Bank
$6,706,003	0.00%, due 03/01/12	6,706,003
259,882	0.03%, due 03/01/12	259,882
	Total U.S. Government & Agency Securities (Cost $6,965,885)	6,965,885

	Repurchase Agreements (a)(b) - 53.6%
145,547,079	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $145,547,679	145,547,079
	Total Repurchase Agreements (Cost $145,547,079)	145,547,079

	Total Investment Securities (Cost $237,776,431) — 88.7%	240,793,117
	Other assets less liabilities — 11.3%	30,670,067
	Net Assets — 100.0%	$271,463,184

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $88,615,104.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,636,828
Aggregate gross unrealized depreciation	(1,631,841)
Net unrealized appreciation	$3,004,987
Federal income tax cost of investments	$237,788,130

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	474	03/16/12	$32,326,800	$3,246,899

Cash collateral in the amount of $2,913,301 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$65,289,016	$4,370,210

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	40,095,702	701,198

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	62,273,087	1,226,157

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	59,334,041	1,165,537

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	74,677,013	1,298,812

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	19,892,800	(695,294)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	315,612,193	5,530,246

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	56,618,170	1,016,685

		$14,613,551

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 33.7%
	Consumer Discretionary - 4.4%

677	Aaron’s, Inc.	$18,915
649	Advance Auto Parts, Inc.	55,405
724	Aeropostale, Inc.*	13,010
515	AMC Networks, Inc., Class A*	23,376
1,736	American Eagle Outfitters, Inc.	25,241
358	American Greetings Corp., Class A	5,370
469	Ann, Inc.*	11,204
603	Ascena Retail Group, Inc.*	23,276
388	Bally Technologies, Inc.*	16,661
367	Barnes & Noble, Inc.*	4,885
264	Bob Evans Farms, Inc.	9,715
721	Brinker International, Inc.	19,892
457	Carter’s, Inc.*	22,197
489	Cheesecake Factory, Inc. (The)*	14,494
1,503	Chico’s FAS, Inc.	22,560
543	Collective Brands, Inc.*	9,785
346	Deckers Outdoor Corp.*	25,867
866	Dick’s Sporting Goods, Inc.	38,762
636	DreamWorks Animation SKG, Inc., Class A*	10,977
1,371	Foot Locker, Inc.	39,992
471	Fossil, Inc.*	57,453
1,286	Gentex Corp.	30,414
599	Guess?, Inc.	20,755
871	Hanesbrands, Inc.*	25,024
360	HSN, Inc.	13,378
254	International Speedway Corp., Class A	6,391
179	ITT Educational Services, Inc.*	12,287
426	John Wiley & Sons, Inc., Class A	19,340
647	KB Home	7,389
525	Lamar Advertising Co., Class A*	17,168
379	Life Time Fitness, Inc.*	18,749
1,314	LKQ Corp.*	41,864
255	Matthews International Corp., Class A	7,910
336	MDC Holdings, Inc.	8,259
334	Meredith Corp.	10,989
511	Mohawk Industries, Inc.*	32,454
1,084	New York Times Co. (The), Class A*	7,144
45	NVR, Inc.*	31,140
2,514	Office Depot, Inc.*	8,296
266	Panera Bread Co., Class A*	41,118
1,000	PetSmart, Inc.	55,740
619	Polaris Industries, Inc.	40,891
605	PVH Corp.	51,431
895	RadioShack Corp.	6,346
517	Regis Corp.	8,949
527	Rent-A-Center, Inc.	18,666
1,433	Saks, Inc.*	16,694
227	Scholastic Corp.	6,939
520	Scientific Games Corp., Class A*	5,465
2,043	Service Corp. International	23,168
779	Signet Jewelers Ltd.	36,535
605	Sotheby’s	23,801
104	Strayer Education, Inc.	10,701
393	Thor Industries, Inc.	12,800
1,318	Toll Brothers, Inc.*	30,920
637	Tractor Supply Co.	54,444
514	Tupperware Brands Corp.	32,223
329	Under Armour, Inc., Class A*	29,360
401	Valassis Communications, Inc.*	10,017
363	Warnaco Group, Inc. (The)*	21,312
2,650	Wendy’s Co. (The)	13,436
929	Williams-Sonoma, Inc.	35,859
499	WMS Industries, Inc.*	10,993
		1,385,796
	Consumer Staples - 1.4%

1,282	Church & Dwight Co., Inc.	61,203
679	Corn Products International, Inc.	38,941
600	Energizer Holdings, Inc.*	45,870
1,011	Flowers Foods, Inc.	19,351
1,164	Green Mountain Coffee Roasters, Inc.*	75,625
178	Lancaster Colony Corp.	11,600
1,358	Monster Beverage Corp.*	77,664
247	Post Holdings, Inc.*	7,692
494	Ralcorp Holdings, Inc.*	36,852
442	Ruddick Corp.	18,104
1,464	Smithfield Foods, Inc.*	34,301
223	Tootsie Roll Industries, Inc.	5,185
208	Universal Corp.	9,555
		441,943
	Energy - 2.3%

1,896	Arch Coal, Inc.	25,729
506	Atwood Oceanics, Inc.*	24,065
420	Bill Barrett Corp.*	12,277
178	CARBO Ceramics, Inc.	16,314
768	Cimarex Energy Co.	61,955
674	Dresser-Rand Group, Inc.*	35,398
309	Dril-Quip, Inc.*	21,627
646	Energen Corp.	34,387
1,002	Forest Oil Corp.*	12,956
945	Helix Energy Solutions Group, Inc.*	18,182
1,864	HollyFrontier Corp.	60,822
566	Northern Oil and Gas, Inc.*	13,420
968	Oceaneering International, Inc.	52,533
459	Oil States International, Inc.*	37,280
819	Patriot Coal Corp.*	5,921
1,383	Patterson-UTI Energy, Inc.	26,858
1,264	Plains Exploration & Production Co.*	55,704
1,075	Quicksilver Resources, Inc.*	5,956
574	SM Energy Co.	45,185
1,118	Southern Union Co.	49,125
1,387	Superior Energy Services, Inc.*	40,695
465	Tidewater, Inc.	27,667
371	Unit Corp.*	17,648
638	World Fuel Services Corp.	26,579
		728,283
	Financials - 6.8%

477	Affiliated Managers Group, Inc.*	50,748
555	Alexandria Real Estate Equities, Inc. (REIT)	39,788
635	American Campus Communities, Inc. (REIT)	26,130
690	American Financial Group, Inc./OH	25,840
1,766	Apollo Investment Corp.	12,397
1,015	Arthur J. Gallagher & Co.	34,632
633	Aspen Insurance Holdings Ltd.	16,793
1,555	Associated Banc-Corp	20,588
751	Astoria Financial Corp.	6,594
725	BancorpSouth, Inc.	8,584
416	Bank of Hawaii Corp.	19,136
675	BRE Properties, Inc. (REIT)	32,690
1,041	Brown & Brown, Inc.	24,599
691	Camden Property Trust (REIT)	42,842

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
705	Cathay General Bancorp	$11,520
806	CBOE Holdings, Inc.	22,221
420	City National Corp./CA	19,740
709	Commerce Bancshares, Inc./MO	27,374
645	Corporate Office Properties Trust (REIT)	15,815
549	Cullen/Frost Bankers, Inc.	31,008
2,267	Duke Realty Corp. (REIT)	31,466
1,336	East West Bancorp, Inc.	29,552
1,029	Eaton Vance Corp.	29,645
534	Equity One, Inc. (REIT)	10,157
306	Essex Property Trust, Inc. (REIT)	42,837
481	Everest Re Group Ltd.	42,256
569	Federal Realty Investment Trust (REIT)	54,254
1,964	Fidelity National Financial, Inc., Class A	33,899
945	First American Financial Corp.	14,553
3,117	First Niagara Financial Group, Inc.	29,799
979	FirstMerit Corp.	15,713
1,792	Fulton Financial Corp.	17,562
259	Greenhill & Co., Inc.	11,386
759	Hancock Holding Co.	25,768
402	Hanover Insurance Group, Inc. (The)	16,410
1,019	HCC Insurance Holdings, Inc.	31,120
650	Highwoods Properties, Inc. (REIT)	20,800
433	Home Properties, Inc. (REIT)	24,954
1,107	Hospitality Properties Trust (REIT)	27,376
476	International Bancshares Corp.	9,034
1,672	Janus Capital Group, Inc.	14,747
1,307	Jefferies Group, Inc.	21,853
390	Jones Lang LaSalle, Inc.	31,750
450	Kemper Corp.	12,879
1,040	Liberty Property Trust (REIT)	35,277
1,182	Macerich Co. (The) (REIT)	63,816
781	Mack-Cali Realty Corp. (REIT)	22,337
324	Mercury General Corp.	13,893
1,081	MSCI, Inc., Class A*	38,246
927	National Retail Properties, Inc. (REIT)	24,705
3,920	New York Community Bancorp, Inc.	50,999
2,290	Old Republic International Corp.	24,869
925	Omega Healthcare Investors, Inc. (REIT)	18,842
360	Potlatch Corp. (REIT)	11,095
420	Prosperity Bancshares, Inc.	18,371
742	Protective Life Corp.	20,605
984	Raymond James Financial, Inc.	34,804
1,083	Rayonier, Inc. (REIT)	48,215
1,194	Realty Income Corp. (REIT)	44,047
806	Regency Centers Corp. (REIT)	34,489
657	Reinsurance Group of America, Inc.	37,889
1,314	SEI Investments Co.	25,952
1,458	Senior Housing Properties Trust (REIT)	31,201
414	Signature Bank/NY*	24,575
772	SL Green Realty Corp. (REIT)	58,711
396	StanCorp Financial Group, Inc.	15,745
388	SVB Financial Group*	23,001
7,038	Synovus Financial Corp.	14,921
519	Taubman Centers, Inc. (REIT)	35,847
1,413	TCF Financial Corp.	15,232
515	Transatlantic Holdings, Inc.	31,209
575	Trustmark Corp.	13,559
1,963	UDR, Inc. (REIT)	49,114
1,677	Valley National Bancorp	20,979
995	W. R. Berkley Corp.	35,571
765	Waddell & Reed Financial, Inc., Class A	24,143
964	Washington Federal, Inc.	15,617
659	Webster Financial Corp.	14,419
1,083	Weingarten Realty Investors (REIT)	26,967
255	Westamerica Bancorp.	12,077
		2,120,148
	Health Care - 3.5%

1,699	Allscripts Healthcare Solutions, Inc.*	32,825
429	AMERIGROUP Corp.*	29,142
176	Bio-Rad Laboratories, Inc., Class A*	17,938
448	Catalyst Health Solutions, Inc.*	27,785
443	Charles River Laboratories International, Inc.*	15,563
812	Community Health Systems, Inc.*	20,495
428	Cooper Cos., Inc. (The)	34,017
545	Covance, Inc.*	26,013
1,047	Endo Pharmaceuticals Holdings, Inc.*	38,812
417	Gen-Probe, Inc.*	28,473
2,277	Health Management Associates, Inc., Class A*	16,804
744	Health Net, Inc.*	28,079
810	Henry Schein, Inc.*	59,956
553	Hill-Rom Holdings, Inc.	18,785
762	HMS Holdings Corp.*	24,552
2,358	Hologic, Inc.*	48,881
503	IDEXX Laboratories, Inc.*	43,132
432	LifePoint Hospitals, Inc.*	16,835
794	Lincare Holdings, Inc.	21,327
538	Masimo Corp.*	11,728
565	Medicis Pharmaceutical Corp., Class A	19,741
438	MEDNAX, Inc.*	32,583
283	Mettler-Toledo International, Inc.*	51,019
1,025	Omnicare, Inc.	36,060
568	Owens & Minor, Inc.	17,017
680	Regeneron Pharmaceuticals, Inc.*	71,257
1,318	ResMed, Inc.*	38,617
519	STERIS Corp.	16,286
332	Techne Corp.	23,768
365	Teleflex, Inc.	21,634
537	Thoratec Corp.*	18,527
465	United Therapeutics Corp.*	22,194
865	Universal Health Services, Inc., Class B	38,588
777	VCA Antech, Inc.*	17,086
1,869	Vertex Pharmaceuticals, Inc.*	72,742
384	WellCare Health Plans, Inc.*	26,058
		1,084,319
	Industrials - 5.7%

377	Acuity Brands, Inc.	23,446
1,034	AECOM Technology Corp.*	24,144
871	AGCO Corp.*	44,970
318	Alaska Air Group, Inc.*	21,805
374	Alexander & Baldwin, Inc.	17,357
295	Alliant Techsystems, Inc.	17,700
1,435	AMETEK, Inc.	68,306
924	BE Aerospace, Inc.*	42,356
420	Brink’s Co. (The)	10,605
547	Carlisle Cos., Inc.	26,694

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
450	CLARCOR, Inc.	$22,711
423	Clean Harbors, Inc.*	28,409
498	Con-way, Inc.	14,716
478	Copart, Inc.*	23,795
298	Corporate Executive Board Co. (The)	12,349
892	Corrections Corp. of America*	22,354
438	Crane Co.	21,274
455	Deluxe Corp.	11,225
668	Donaldson Co., Inc.	49,051
274	Esterline Technologies Corp.*	17,796
1,654	Exelis, Inc.	17,384
1,394	Fortune Brands Home & Security, Inc.*	26,960
367	FTI Consulting, Inc.*	14,706
453	Gardner Denver, Inc.	31,112
418	GATX Corp.	18,179
468	General Cable Corp.*	14,494
535	Graco, Inc.	27,381
312	Granite Construction, Inc.	8,923
723	Harsco Corp.	16,072
522	Herman Miller, Inc.	10,962
402	HNI Corp.	10,163
528	Hubbell, Inc., Class B	39,716
437	Huntington Ingalls Industries, Inc.*	15,680
748	IDEX Corp.	31,266
831	ITT Corp.	20,733
806	J.B. Hunt Transport Services, Inc.	41,275
1,831	JetBlue Airways Corp.*	9,338
984	Kansas City Southern*	68,467
1,334	KBR, Inc.	48,451
712	Kennametal, Inc.	32,802
499	Kirby Corp.*	34,241
428	Korn/Ferry International*	6,835
420	Landstar System, Inc.	22,705
462	Lennox International, Inc.	18,078
751	Lincoln Electric Holdings, Inc.	34,689
731	Manpower, Inc.	31,484
276	Mine Safety Appliances Co.	10,173
411	MSC Industrial Direct Co., Inc., Class A	32,638
534	Nordson Corp.	29,354
819	Oshkosh Corp.*	19,091
883	Pentair, Inc.	33,995
372	Regal-Beloit Corp.	25,110
577	Rollins, Inc.	11,690
584	Shaw Group, Inc. (The)*	16,901
457	SPX Corp.	33,425
983	Terex Corp.*	24,958
466	Thomas & Betts Corp.*	33,659
753	Timken Co.	39,457
462	Towers Watson & Co., Class A	29,540
718	Trinity Industries, Inc.	24,958
387	Triumph Group, Inc.	24,691
561	United Rentals, Inc.*	23,382
714	URS Corp.*	31,166
921	UTi Worldwide, Inc.	14,865
201	Valmont Industries, Inc.	22,325
1,003	Waste Connections, Inc.	32,618
254	Watsco, Inc.	18,133
398	Werner Enterprises, Inc.	9,640
430	Westinghouse Air Brake Technologies Corp.	32,134
537	Woodward, Inc.	23,504
		1,770,566
	Information Technology - 5.5%

352	ACI Worldwide, Inc.*	13,299
701	Acxiom Corp.*	9,842
570	ADTRAN, Inc.	20,092
287	Advent Software, Inc.*	7,385
448	Alliance Data Systems Corp.*	54,369
828	ANSYS, Inc.*	52,313
872	AOL, Inc.*	15,661
1,001	Arrow Electronics, Inc.*	40,190
4,146	Atmel Corp.*	41,916
1,330	Avnet, Inc.*	47,534
1,112	Broadridge Financial Solutions, Inc.	27,066
2,441	Cadence Design Systems, Inc.*	28,731
868	Ciena Corp.*	12,951
1,957	Compuware Corp.*	17,633
417	Concur Technologies, Inc.*	24,582
1,077	Convergys Corp.*	13,872
954	CoreLogic, Inc.*	14,673
1,034	Cree, Inc.*	31,320
1,388	Cypress Semiconductor Corp.*	23,943
561	Diebold, Inc.	21,952
300	DST Systems, Inc.	15,900
425	Equinix, Inc.*	59,577
405	Factset Research Systems, Inc.	35,397
320	Fair Isaac Corp.	12,954
1,133	Fairchild Semiconductor International, Inc.*	16,530
850	Gartner, Inc.*	34,221
702	Global Payments, Inc.	36,237
953	Informatica Corp.*	46,849
1,375	Ingram Micro, Inc., Class A*	26,304
1,273	Integrated Device Technology, Inc.*	8,796
619	International Rectifier Corp.*	13,897
1,133	Intersil Corp., Class A	12,826
365	Itron, Inc.*	16,213
776	Jack Henry & Associates, Inc.	26,182
1,071	Lam Research Corp.*	44,661
756	Lender Processing Services, Inc.	16,662
208	Mantech International Corp., Class A	6,976
2,065	MEMC Electronic Materials, Inc.*	8,115
836	Mentor Graphics Corp.*	12,674
718	MICROS Systems, Inc.*	37,286
1,155	Monster Worldwide, Inc.*	8,016
831	National Instruments Corp.	22,105
1,411	NCR Corp.*	30,647
586	NeuStar, Inc., Class A*	20,539
1,047	Parametric Technology Corp.*	27,955
390	Plantronics, Inc.	14,547
1,587	Polycom, Inc.*	32,772
902	QLogic Corp.*	15,505
506	Quest Software, Inc.*	10,130
928	Rackspace Hosting, Inc.*	48,479
2,491	RF Micro Devices, Inc.*	11,882
1,389	Riverbed Technology, Inc.*	39,545
986	Rovi Corp.*	34,983
594	Semtech Corp.*	17,054
375	Silicon Laboratories, Inc.*	16,800
1,684	Skyworks Solutions, Inc.*	45,417
635	Solera Holdings, Inc.	30,480
1,284	Synopsys, Inc.*	39,123
370	Tech Data Corp.*	19,788
3,271	Tellabs, Inc.	12,953
1,445	TIBCO Software, Inc.*	41,862
1,105	Trimble Navigation Ltd.*	55,570
740	ValueClick, Inc.*	15,392

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
943	VeriFone Systems, Inc.*	$45,160
1,409	Vishay Intertechnology, Inc.*	17,274
466	Zebra Technologies Corp., Class A*	17,913
		1,699,472
	Materials - 2.2%

795	Albemarle Corp.	52,883
592	Aptargroup, Inc.	31,246
700	Ashland, Inc.	44,492
573	Cabot Corp.	23,212
396	Carpenter Technology Corp.	20,315
1,035	Commercial Metals Co.	13,755
295	Compass Minerals International, Inc.	21,255
444	Cytec Industries, Inc.	26,400
327	Domtar Corp.	31,349
276	Greif, Inc., Class A	14,134
472	Intrepid Potash, Inc.*	11,937
1,221	Louisiana-Pacific Corp.*	9,976
410	Martin Marietta Materials, Inc.	35,207
158	Minerals Technologies, Inc.	10,202
95	NewMarket Corp.	17,331
718	Olin Corp.	15,099
876	Packaging Corp. of America	25,965
672	Reliance Steel & Aluminum Co.	36,100
632	Rock-Tenn Co., Class A	44,550
1,174	RPM International, Inc.	28,023
388	Scotts Miracle-Gro Co. (The), Class A	18,174
449	Sensient Technologies Corp.	16,608
444	Silgan Holdings, Inc.	18,879
896	Sonoco Products Co.	29,425
1,960	Steel Dynamics, Inc.	29,028
838	Valspar Corp.	38,841
481	Worthington Industries, Inc.	8,114
		672,500
	Telecommunication Services - 0.2%

864	Telephone & Data Systems, Inc.	21,833
1,339	tw telecom, inc.*	28,923
		50,756
	Utilities - 1.7%

995	Alliant Energy Corp.	42,427
1,242	Aqua America, Inc.	27,585
810	Atmos Energy Corp.	24,891
354	Black Hills Corp.	11,625
544	Cleco Corp.	20,933
1,216	Great Plains Energy, Inc.	24,052
860	Hawaiian Electric Industries, Inc.	21,543
446	IDACORP, Inc.	18,054
1,692	MDU Resources Group, Inc.	36,716
742	National Fuel Gas Co.	37,345
928	NSTAR	43,523
2,115	NV Energy, Inc.	33,163
879	OGE Energy Corp.	46,130
714	PNM Resources, Inc.	12,838
1,592	Questar Corp.	30,598
1,035	UGI Corp.	29,239
734	Vectren Corp.	21,448
1,050	Westar Energy, Inc.	28,896
461	WGL Holdings, Inc.	18,823
		529,829
	Total Common Stocks (Cost $10,165,265)	10,483,612

Principal Amount
	U.S. Government & Agency Securities (a) - 1.5%
	Federal Home Loan Bank
$456,214	0.00%, due 03/01/12	456,214
17,680	0.03%, due 03/01/12	17,680
	Total U.S. Government & Agency Securities (Cost $473,894)	473,894

	Repurchase Agreements (a)(b) - 50.0%
15,525,611	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $15,525,675	15,525,611
	Total Repurchase Agreements (Cost $15,525,611)	15,525,611

	Total Investment Securities (Cost $26,164,770) — 85.2%	26,483,117
	Other assets less liabilities — 14.8%	4,591,633
	Net Assets — 100.0%	$31,074,750

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $9,098,592.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$552,335
Aggregate gross unrealized depreciation	(235,184)
Net unrealized appreciation	$317,151
Federal income tax cost of investments	$26,165,966

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	95	03/16/12	$9,272,000	$962,099

Cash collateral in the amount of $796,438 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$6,075,240	$666,759

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	2,533,911	20,652

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	10,070,812	83,974

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	6,562,556	55,794

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	6,259,990	1,298,293

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	37,793,812	305,419

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	4,177,704	1,132,168

		$3,563,059

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 53.6%
	Consumer Discretionary - 7.3%

1,360	1-800-Flowers.com, Inc., Class A*	$3,713
976	A.H. Belo Corp., Class A	4,607
4,223	Aeropostale, Inc.*	75,887
1,295	AFC Enterprises, Inc.*	20,707
926	Ambassadors Group, Inc.	4,880
3,493	American Axle & Manufacturing Holdings, Inc.*	39,785
2,005	American Greetings Corp., Class A	30,075
936	American Public Education, Inc.*	36,654
448	America’s Car-Mart, Inc.*	19,985
1,164	Amerigon, Inc.*	17,134
1,686	Ameristar Casinos, Inc.	33,450
2,723	Ann, Inc.*	65,052
1,420	Arbitron, Inc.	47,485
683	Archipelago Learning, Inc.*	6,243
635	Arctic Cat, Inc.*	23,355
1,527	Asbury Automotive Group, Inc.*	39,595
3,286	Ascena Retail Group, Inc.*	126,840
753	Ascent Capital Group, Inc., Class A*	37,078
1,519	Barnes & Noble, Inc.*	20,218
3,986	Beazer Homes USA, Inc.*	12,436
2,010	bebe stores, inc.	18,010
4,844	Belo Corp., Class A	34,731
755	Benihana, Inc.	7,844
1,150	Big 5 Sporting Goods Corp.	8,958
63	Biglari Holdings, Inc.*	25,862
1,258	BJ’s Restaurants, Inc.*	62,460
977	Black Diamond, Inc.*	8,090
623	Blue Nile, Inc.*	22,210
272	Blyth, Inc.	17,354
1,585	Bob Evans Farms, Inc.	58,328
615	Body Central Corp.*	17,122
646	Bon-Ton Stores, Inc. (The)	3,101
2,866	Boyd Gaming Corp.*	22,957
1,008	Bravo Brio Restaurant Group, Inc.*	19,434
935	Bridgepoint Education, Inc.*	22,777
2,196	Brown Shoe Co., Inc.	23,673
4,659	Brunswick Corp.	111,397
1,409	Buckle, Inc. (The)	63,292
959	Buffalo Wild Wings, Inc.*	82,944
777	Build-A-Bear Workshop, Inc.*	4,235
2,263	Cabela’s, Inc.*	80,291
3,370	Callaway Golf Co.	22,073
864	Cambium Learning Group, Inc.*	2,488
756	Capella Education Co.*	29,333
676	Caribou Coffee Co., Inc.*	11,208
659	Carrols Restaurant Group, Inc.*	7,829
2,572	Carter’s, Inc.*	124,922
2,204	Casual Male Retail Group, Inc.*	6,943
1,447	Cato Corp. (The), Class A	39,228
357	Cavco Industries, Inc.*	16,097
1,038	CEC Entertainment, Inc.	39,610
1,917	Central European Media Enterprises Ltd., Class A*	14,301
6,082	Charming Shoppes, Inc.*	34,363
3,021	Cheesecake Factory, Inc. (The)*	89,542
445	Cherokee, Inc.	5,015
1,365	Children’s Place Retail Stores, Inc. (The)*	69,274
1,873	Christopher & Banks Corp.	4,008
657	Churchill Downs, Inc.	34,295
4,862	Cinemark Holdings, Inc.	101,713
783	Citi Trends, Inc.*	8,488
1,640	Coinstar, Inc.*	95,497
3,809	Coldwater Creek, Inc.*	3,580
3,220	Collective Brands, Inc.*	58,024
635	Columbia Sportswear Co.	31,706
758	Conn’s, Inc.*	10,051
3,249	Cooper Tire & Rubber Co.	53,933
596	Core-Mark Holding Co., Inc.	23,888
4,077	Corinthian Colleges, Inc.*	18,306
994	Cost Plus, Inc.*	13,061
1,201	Cracker Barrel Old Country Store, Inc.	66,860
4,722	Crocs, Inc.*	92,787
1,825	Crown Media Holdings, Inc., Class A*	2,336
424	CSS Industries, Inc.	8,310
1,972	Cumulus Media, Inc., Class A*	6,784
7,652	Dana Holding Corp.*	122,432
371	Delta Apparel, Inc.*	6,081
5,175	Denny’s Corp.*	21,476
561	Destination Maternity Corp.	10,087
264	Dial Global, Inc.*	647
193	Digital Domain Media Group, Inc.*	1,083
1,434	Digital Generation, Inc.*	14,340
809	DineEquity, Inc.*	43,184
3,045	Domino’s Pizza, Inc.*	117,111
566	Dorman Products, Inc.*	25,702
1,000	Drew Industries, Inc.*	27,400
1,649	E.W. Scripps Co. (The), Class A*	15,698
312	Einstein Noah Restaurant Group, Inc.	4,377
1,266	Entercom Communications Corp., Class A*	8,862
2,630	Entravision Communications Corp., Class A	4,366
1,263	Ethan Allen Interiors, Inc.	31,891
4,050	Exide Technologies*	12,028
2,891	Express, Inc.*	68,806
2,712	Finish Line, Inc. (The), Class A	62,349
462	Fisher Communications, Inc.*	13,246
524	Francesca’s Holdings Corp.*	12,026
1,938	Fred’s, Inc., Class A	26,841
870	Fuel Systems Solutions, Inc.*	22,533
2,194	Furniture Brands International, Inc.*	3,510
864	G-III Apparel Group Ltd.*	21,531
1,865	Gaylord Entertainment Co.*	55,502
229	Geeknet, Inc.*	3,323
1,239	Genesco, Inc.*	84,425
596	Global Sources Ltd.*	3,177
1,195	GNC Holdings, Inc., Class A*	38,682
279	Gordmans Stores, Inc.*	4,232
1,500	Grand Canyon Education, Inc.*	25,665
2,595	Gray Television, Inc.*	5,346
1,189	Group 1 Automotive, Inc.	61,317
2,316	Harte-Hanks, Inc.	20,242
983	Haverty Furniture Cos., Inc.	10,813
1,615	Helen of Troy Ltd.*	52,487
882	hhgregg, Inc.*	10,081
1,434	Hibbett Sports, Inc.*	70,194
3,280	Hillenbrand, Inc.	75,342
2,210	HOT Topic, Inc.	19,713
3,205	Hovnanian Enterprises, Inc., Class A*	8,878
2,091	HSN, Inc.	77,702
3,816	Iconix Brand Group, Inc.*	69,299

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,541	International Speedway Corp., Class A	$38,772
2,104	Interval Leisure Group, Inc.*	28,383
1,243	iRobot Corp.*	31,721
1,068	Isle of Capri Casinos, Inc.*	6,782
2,301	Jack in the Box, Inc.*	54,879
1,423	Jakks Pacific, Inc.	22,099
3,448	Jamba, Inc.*	7,310
253	Johnson Outdoors, Inc., Class A*	4,159
4,232	Jones Group, Inc. (The)	41,685
1,445	JoS. A. Bank Clothiers, Inc.*	74,403
2,260	Journal Communications, Inc., Class A*	10,735
1,360	K12, Inc.*	29,322
4,026	KB Home	45,977
395	Kenneth Cole Productions, Inc., Class A*	6,198
876	Kirkland’s, Inc.*	13,972
1,572	Knology, Inc.*	28,029
3,060	Krispy Kreme Doughnuts, Inc.*	25,031
1,370	K-Swiss, Inc., Class A*	4,562
2,714	La-Z-Boy, Inc.*	38,783
2,168	Leapfrog Enterprises, Inc.*	15,241
1,038	Libbey, Inc.*	13,027
2,213	Life Time Fitness, Inc.*	109,477
485	Lifetime Brands, Inc.	5,665
1,551	LIN TV Corp., Class A*	6,390
1,181	Lincoln Educational Services Corp.	9,991
2,358	Lions Gate Entertainment Corp.*	32,257
1,154	Lithia Motors, Inc., Class A	27,246
7,383	Live Nation Entertainment, Inc.*	68,810
4,949	Liz Claiborne, Inc.*	48,401
984	Luby’s, Inc.*	4,881
1,210	Lumber Liquidators Holdings, Inc.*	26,487
979	M/I Homes, Inc.*	11,856
622	Mac-Gray Corp.	8,671
1,224	Maidenform Brands, Inc.*	25,704
1,067	Marcus Corp.	12,857
534	Marine Products Corp.	3,321
1,215	MarineMax, Inc.*	9,817
1,424	Martha Stewart Living Omnimedia, Class A	6,408
1,544	Matthews International Corp., Class A	47,895
299	Mattress Firm Holding Corp.*	9,939
3,019	McClatchy Co. (The), Class A*	7,668
1,962	MDC Holdings, Inc.	48,226
1,312	MDC Partners, Inc., Class A	16,951
2,693	Men’s Wearhouse, Inc. (The)	104,300
1,901	Meredith Corp.	62,543
1,462	Meritage Homes Corp.*	37,851
2,435	Modine Manufacturing Co.*	22,110
466	Monarch Casino & Resort, Inc.*	4,884
1,595	Monro Muffler Brake, Inc.	73,163
1,154	Morgans Hotel Group Co.*	5,920
631	Motorcar Parts of America, Inc.*	5,206
905	Movado Group, Inc.	19,367
1,407	Multimedia Games Holding Co., Inc.*	14,394
463	National American University Holdings, Inc.	3,199
2,885	National CineMedia, Inc.	45,900
1,423	New York & Co., Inc.*	3,714
7,177	New York Times Co. (The), Class A*	47,296
573	Nexstar Broadcasting Group, Inc., Class A*	4,727
1,410	Nutrisystem, Inc.	15,891
965	O’Charleys, Inc.*	9,563
14,522	Office Depot, Inc.*	47,923
4,498	OfficeMax, Inc.*	25,189
1,095	Orbitz Worldwide, Inc.*	3,931
4,986	Orient-Express Hotels Ltd., Class A*	49,312
752	Outdoor Channel Holdings, Inc.	5,302
606	Overstock.com, Inc.*	3,854
672	Oxford Industries, Inc.	33,869
1,110	P.F. Chang’s China Bistro, Inc.	42,535
2,482	Pacific Sunwear of California, Inc.*	5,212
977	Papa John’s International, Inc.*	36,305
671	Peet’s Coffee & Tea, Inc.*	43,206
2,336	Penske Automotive Group, Inc.	56,251
2,755	PEP Boys-Manny Moe & Jack (The)	41,435
638	Perry Ellis International, Inc.*	11,120
1,064	PetMed Express, Inc.	12,960
5,133	Pier 1 Imports, Inc.*	88,134
3,240	Pinnacle Entertainment, Inc.*	35,672
2,520	Pool Corp.	91,728
6,789	Quiksilver, Inc.*	31,773
450	R.G. Barry Corp.	6,291
522	ReachLocal, Inc.*	4,072
768	Red Lion Hotels Corp.*	5,906
679	Red Robin Gourmet Burgers, Inc.*	23,364
3,022	Regis Corp.	52,311
3,074	Rent-A-Center, Inc.	108,881
498	Rentrak Corp.*	10,348
3,406	Ruby Tuesday, Inc.*	26,499
784	rue21, inc.*	20,917
1,841	Ruth’s Hospitality Group, Inc.*	11,469
2,322	Ryland Group, Inc. (The)	42,098
189	Saga Communications, Inc., Class A*	7,091
6,034	Saks, Inc.*	70,296
1,390	Scholastic Corp.	42,492
842	School Specialty, Inc.*	2,694
3,044	Scientific Games Corp., Class A*	31,992
2,587	Sealy Corp.*	4,450
2,908	Select Comfort Corp.*	86,048
281	Shiloh Industries, Inc.	2,529
479	Shoe Carnival, Inc.*	12,540
2,827	Shuffle Master, Inc.*	41,274
1,559	Shutterfly, Inc.*	42,654
2,639	Sinclair Broadcast Group, Inc., Class A	30,137
2,181	Six Flags Entertainment Corp.	98,712
1,959	Skechers U.S.A., Inc., Class A*	25,016
504	Skullcandy, Inc.*	7,116
359	Skyline Corp.	2,890
3,153	Smith & Wesson Holding Corp.*	16,490
2,105	Sonic Automotive, Inc., Class A	36,059
3,233	Sonic Corp.*	26,705
3,534	Sotheby’s	139,028
1,745	Spartan Motors, Inc.	9,964
618	Speedway Motorsports, Inc.	9,591
1,628	Stage Stores, Inc.	24,339
1,029	Standard Motor Products, Inc.	23,379
5,558	Standard Pacific Corp.*	24,344
1,437	Stein Mart, Inc.*	10,303
786	Steiner Leisure Ltd.*	39,331

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
345	Steinway Musical Instruments, Inc.*	$8,611
1,979	Steven Madden Ltd.*	85,453
4,122	Stewart Enterprises, Inc., Class A	25,639
1,384	Stoneridge, Inc.*	13,383
640	Strayer Education, Inc.	65,853
987	Sturm Ruger & Co., Inc.	41,237
698	Summer Infant, Inc.*	4,181
1,225	Superior Industries International, Inc.	22,148
565	Systemax, Inc.*	10,905
3,657	Talbots, Inc.*	10,825
374	Teavana Holdings, Inc.*	8,770
3,163	Tenneco, Inc.*	121,776
3,292	Texas Roadhouse, Inc.	55,075
344	Tower International, Inc.*	4,383
1,072	Town Sports International Holdings, Inc.*	11,042
1,349	True Religion Apparel, Inc.*	35,573
2,255	Tuesday Morning Corp.*	7,735
773	U.S. Auto Parts Network, Inc.*	3,749
729	Unifi, Inc.*	6,043
786	Universal Electronics, Inc.*	15,374
1,178	Universal Technical Institute, Inc.*	15,302
1,884	Vail Resorts, Inc.	79,316
2,342	Valassis Communications, Inc.*	58,503
70	Value Line, Inc.	803
2,141	ValueVision Media, Inc., Class A*	3,683
1,036	Vera Bradley, Inc.*	38,021
1,298	Vitamin Shoppe, Inc.*	55,074
944	VOXX International Corp.*	12,074
2,118	Warnaco Group, Inc. (The)*	124,348
774	West Marine, Inc.*	8,204
4,736	Wet Seal, Inc. (The), Class A*	16,576
375	Weyco Group, Inc.	8,752
118	Winmark Corp.	6,829
1,524	Winnebago Industries, Inc.*	13,594
2,597	Wolverine World Wide, Inc.	99,050
1,426	World Wrestling Entertainment, Inc., Class A	13,034
1,160	Zagg, Inc.*	12,180
1,681	Zale Corp.*	5,396
1,111	Zumiez, Inc.*	34,908
		8,498,878
	Consumer Staples - 1.9%

185	Alico, Inc.	4,303
4,556	Alliance One International, Inc.*	16,812
973	Andersons, Inc. (The)	41,927
59	Arden Group, Inc., Class A	5,283
2,506	B&G Foods, Inc.	58,340
430	Boston Beer Co., Inc. (The), Class A*	40,644
619	Calavo Growers, Inc.	17,022
742	Cal-Maine Foods, Inc.	28,567
1,986	Casey’s General Stores, Inc.	101,743
3,805	Central European Distribution Corp.*	16,590
2,194	Central Garden and Pet Co., Class A*	20,997
541	Chefs’ Warehouse, Inc. (The)*	11,361
2,376	Chiquita Brands International, Inc.*	22,786
239	Coca-Cola Bottling Co. Consolidated	15,401
545	Craft Brew Alliance, Inc.*	3,406
6,121	Darling International, Inc.*	97,875
1,152	Diamond Foods, Inc.	27,556
1,877	Dole Food Co., Inc.*	17,982
1,279	Elizabeth Arden, Inc.*	47,515
354	Farmer Bros Co.*	3,919
966	Female Health Co. (The)	4,753
1,910	Fresh Del Monte Produce, Inc.	42,899
1,471	Fresh Market, Inc. (The)*	66,224
131	Griffin Land & Nurseries, Inc.	3,344
1,873	Hain Celestial Group, Inc. (The)*	76,493
473	Harbinger Group, Inc.*	2,157
641	Imperial Sugar Co.	3,686
659	Ingles Markets, Inc., Class A	11,776
842	Inter Parfums, Inc.	14,205
748	J&J Snack Foods Corp.	37,527
979	Lancaster Colony Corp.	63,801
240	Lifeway Foods, Inc.*	2,184
409	Limoneira Co.	7,501
721	Medifast, Inc.*	11,702
629	MGP Ingredients, Inc.	3,799
634	Nash Finch Co.	16,998
585	National Beverage Corp.*	9,366
584	Nature’s Sunshine Products, Inc.*	8,614
2,867	Nu Skin Enterprises, Inc., Class A	165,598
481	Nutraceutical International Corp.*	6,263
261	Oil-Dri Corp. of America	5,426
1,013	Omega Protein Corp.*	8,367
1,203	Pantry, Inc. (The)*	14,953
2,648	Pilgrim’s Pride Corp.*	16,603
2,631	Prestige Brands Holdings, Inc.*	43,411
931	Pricesmart, Inc.	60,170
768	Primo Water Corp.*	2,043
568	Revlon, Inc., Class A*	8,611
30,834	Rite Aid Corp.*	47,484
2,571	Ruddick Corp.	105,308
1,158	Sanderson Farms, Inc.	56,974
639	Schiff Nutrition International, Inc.*	7,131
483	Seneca Foods Corp., Class A*	12,374
3,113	Smart Balance, Inc.*	18,647
2,472	Snyder’s-Lance, Inc.	55,496
1,182	Spartan Stores, Inc.	21,087
874	Spectrum Brands Holdings, Inc.*	24,839
5,601	Star Scientific, Inc.*	21,004
492	Susser Holdings Corp.*	12,467
905	Synutra International, Inc.*	5,493
1,244	Tootsie Roll Industries, Inc.	28,923
1,858	TreeHouse Foods, Inc.*	107,021
2,531	United Natural Foods, Inc.*	115,211
1,212	Universal Corp.	55,679
338	USANA Health Sciences, Inc.*	12,540
2,517	Vector Group Ltd.	45,684
327	Village Super Market, Inc., Class A	9,839
835	WD-40 Co.	35,972
576	Weis Markets, Inc.	24,687
2,920	Winn-Dixie Stores, Inc.*	27,682
		2,170,045
	Energy - 3.6%

4,305	Abraxas Petroleum Corp.*	17,306
593	Alon USA Energy, Inc.	5,574
923	Amyris, Inc.*	4,966
477	Apco Oil and Gas International, Inc.	35,861
1,362	Approach Resources, Inc.*	47,071
2,329	ATP Oil & Gas Corp.*	18,632
1,261	Basic Energy Services, Inc.*	25,043

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,697	Berry Petroleum Co., Class A	$145,530
2,469	Bill Barrett Corp.*	72,169
5,342	BPZ Resources, Inc.*	17,148
1,900	Bristow Group, Inc.	89,699
624	C&J Energy Services, Inc.*	12,680
4,991	Cal Dive International, Inc.*	14,474
2,046	Callon Petroleum Co.*	14,445
3,069	CAMAC Energy, Inc.*	2,701
2,037	Carrizo Oil & Gas, Inc.*	57,382
6,595	Cheniere Energy, Inc.*	99,189
309	Clayton Williams Energy, Inc.*	27,300
2,593	Clean Energy Fuels Corp.*	48,722
3,189	Cloud Peak Energy, Inc.*	56,509
2,492	Comstock Resources, Inc.*	39,947
638	Contango Oil & Gas Co.*	40,564
1,142	Crimson Exploration, Inc.*	3,552
2,124	Crosstex Energy, Inc.	29,163
4,593	CVR Energy, Inc.*	124,976
414	Dawson Geophysical Co.*	15,686
744	Delek U.S. Holdings, Inc.	9,828
3,372	DHT Holdings, Inc.	3,743
1,798	Dril-Quip, Inc.*	125,842
1,943	Endeavour International Corp.*	22,481
1,514	Energy Partners Ltd.*	25,799
3,940	Energy XXI Bermuda Ltd.*	147,474
840	Evolution Petroleum Corp.*	7,795
3,344	Exterran Holdings, Inc.*	48,154
2,697	Frontline Ltd.	14,456
2,737	FX Energy, Inc.*	17,325
3,037	Gastar Exploration Ltd.*	8,716
592	Geokinetics, Inc.*	1,178
1,050	GeoResources, Inc.*	33,642
311	Gevo, Inc.*	3,113
948	Global Geophysical Services, Inc.*	10,219
3,366	GMX Resources, Inc.*	5,924
2,087	Golar LNG Ltd.	88,635
1,356	Goodrich Petroleum Corp.*	21,601
980	Green Plains Renewable Energy, Inc.*	11,123
751	Gulf Island Fabrication, Inc.	22,012
1,242	GulfMark Offshore, Inc., Class A*	62,398
2,386	Gulfport Energy Corp.*	80,217
234	Hallador Energy Co.	2,363
1,778	Harvest Natural Resources, Inc.*	11,770
5,253	Heckmann Corp.*	26,790
5,546	Helix Energy Solutions Group, Inc.*	106,705
6,026	Hercules Offshore, Inc.*	30,612
1,616	Hornbeck Offshore Services, Inc.*	65,852
865	Houston American Energy Corp.*	9,377
8,728	Hyperdynamics Corp.*	11,870
6,873	ION Geophysical Corp.*	49,211
56	Isramco, Inc.*	4,626
1,858	James River Coal Co.*	10,646
6,528	Key Energy Services, Inc.*	111,368
565	KiOR, Inc., Class A*	4,915
1,150	Knightsbridge Tankers Ltd.	17,008
13,480	Kodiak Oil & Gas Corp.*	130,621
1,167	L&L Energy, Inc.*	2,719
1,594	Lufkin Industries, Inc.	126,946
5,827	Magnum Hunter Resources Corp.*	40,323
1,383	Matrix Service Co.*	18,311
5,139	McMoRan Exploration Co.*	71,946
1,625	Miller Energy Resources, Inc.*	6,825
629	Mitcham Industries, Inc.*	14,700
639	Natural Gas Services Group, Inc.*	8,940
4,729	Newpark Resources, Inc.*	37,217
2,769	Nordic American Tankers Ltd.	38,683
3,303	Northern Oil and Gas, Inc.*	78,314
3,114	Oasis Petroleum, Inc.*	99,866
1,393	Overseas Shipholding Group, Inc.	12,328
227	OYO Geospace Corp.*	24,981
368	Panhandle Oil and Gas, Inc., Class A	10,727
6,104	Parker Drilling Co.*	38,638
4,776	Patriot Coal Corp.*	34,530
2,389	Penn Virginia Corp.	11,682
1,229	Petroleum Development Corp.*	39,992
2,931	Petroquest Energy, Inc.*	17,879
683	PHI, Inc. (Non-Voting)*	15,094
3,224	Pioneer Drilling Co.*	32,111
11,660	Rentech, Inc.*	20,755
2,415	Resolute Energy Corp.*	26,951
322	REX American Resources Corp.*	9,876
2,179	Rex Energy Corp.*	25,059
306	RigNet, Inc.*	5,202
2,773	Rosetta Resources, Inc.*	141,534
1,567	Scorpio Tankers, Inc.*	9,982
2,171	SemGroup Corp., Class A*	61,591
2,356	Ship Finance International Ltd.	32,348
574	Solazyme, Inc.*	7,910
2,564	Stone Energy Corp.*	81,920
2,220	Swift Energy Co.*	66,667
4,619	Syntroleum Corp.*	5,728
860	Targa Resources Corp.	38,210
2,755	Teekay Tankers Ltd., Class A	12,177
1,579	Tesco Corp.*	24,190
4,019	Tetra Technologies, Inc.*	36,533
2,247	Triangle Petroleum Corp.*	16,111
792	Union Drilling, Inc.*	5,338
3,378	Uranerz Energy Corp.*	8,445
3,937	Uranium Energy Corp.*	14,764
4,886	Uranium Resources, Inc.*	4,691
5,415	Ur-Energy, Inc.*	6,281
6,072	USEC, Inc.*	8,136
2,676	Vaalco Energy, Inc.*	21,114
9,138	Vantage Drilling Co.*	11,971
1,547	Venoco, Inc.*	16,862
2,458	Voyager Oil & Gas, Inc.*	7,964
1,823	W&T Offshore, Inc.	46,031
3,737	Warren Resources, Inc.*	14,574
2,761	Western Refining, Inc.	50,112
518	Westmoreland Coal Co.*	5,444
2,044	Willbros Group, Inc.*	8,585
3,705	World Fuel Services Corp.	154,350
1,589	Zion Oil & Gas, Inc.*	4,338
		4,226,194
	Financials - 11.8%

796	1st Source Corp.	19,542
1,425	1st United Bancorp, Inc./FL*	8,407
2,228	Acadia Realty Trust (REIT)	47,211
2,882	Advance America Cash Advance Centers, Inc.	29,886
492	AG Mortgage Investment Trust, Inc. (REIT)	9,801
594	Agree Realty Corp. (REIT)	14,256
107	Alexander’s, Inc. (REIT)	40,601
248	Alliance Financial Corp./NY	7,321
4,747	Alterra Capital Holdings Ltd.	108,991
1,686	American Assets Trust, Inc. (REIT)	36,283
3,553	American Campus Communities, Inc. (REIT)	146,206

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
419	American Capital Mortgage Investment Corp. (REIT)	$9,034
3,113	American Equity Investment Life Holding Co.	37,667
546	American Safety Insurance Holdings Ltd.*	10,543
1,243	Ameris Bancorp*	14,319
962	AMERISAFE, Inc.*	21,703
434	Ames National Corp.	9,396
1,261	AmTrust Financial Services, Inc.	34,060
7,009	Anworth Mortgage Asset Corp. (REIT)	45,558
1,076	Apollo Commercial Real Estate Finance, Inc. (REIT)	16,086
10,250	Apollo Investment Corp.	71,955
523	Apollo Residential Mortgage, Inc.	9,377
1,436	Argo Group International Holdings Ltd.	42,865
337	Arlington Asset Investment Corp., Class A	7,785
7,284	ARMOUR Residential REIT, Inc. (REIT)	51,498
530	Arrow Financial Corp.	12,752
1,637	Artio Global Investors, Inc.	7,841
2,731	Ashford Hospitality Trust, Inc. (REIT)	23,050
2,169	Associated Estates Realty Corp. (REIT)	32,361
4,550	Astoria Financial Corp.	39,949
467	AV Homes, Inc.*	4,889
438	Baldwin & Lyons, Inc., Class B	9,216
352	Bancfirst Corp.	14,407
1,456	Banco Latinoamericano de Comercio Exterior S.A., Class E	28,407
1,530	Bancorp, Inc. (The)/DE*	12,730
4,941	BancorpSouth, Inc.	58,501
2,406	Bank Mutual Corp.	9,456
301	Bank of Kentucky Financial Corp.	7,474
278	Bank of Marin Bancorp	9,777
1,469	Bank of the Ozarks, Inc.	43,115
1,103	BankFinancial Corp.	6,232
918	Banner Corp.	18,920
3,883	BBCN Bancorp, Inc.*	39,801
1,740	Beneficial Mutual Bancorp, Inc.*	15,782
1,085	Berkshire Hills Bancorp, Inc.	23,859
3,955	BGC Partners, Inc., Class A	27,804
8,048	BioMed Realty Trust, Inc. (REIT)	148,244
3,820	BlackRock Kelso Capital Corp.	37,245
504	BofI Holding, Inc.*	8,261
4,029	Boston Private Financial Holdings, Inc.	38,396
352	Bridge Bancorp, Inc.	7,061
478	Bridge Capital Holdings*	5,765
3,546	Brookline Bancorp, Inc.	32,552
596	Bryn Mawr Bank Corp.	11,717
992	Calamos Asset Management, Inc., Class A	12,162
106	California First National Bancorp	1,570
402	Camden National Corp.	14,211
1,600	Campus Crest Communities, Inc. (REIT)	16,944
600	Cape Bancorp, Inc.*	4,836
732	Capital Bank Corp.*	1,610
598	Capital City Bank Group, Inc.	4,706
153	Capital Southwest Corp.	14,209
3,561	CapLease, Inc. (REIT)	14,351
4,416	Capstead Mortgage Corp. (REIT)	58,733
1,514	Cardinal Financial Corp.	16,275
314	Cascade Bancorp*	1,821
1,538	Cash America International, Inc.	71,332
4,114	Cathay General Bancorp	67,223
7,762	CBL & Associates Properties, Inc. (REIT)	136,844
2,933	Cedar Realty Trust, Inc. (REIT)	13,961
632	Center Bancorp, Inc.	6,074
1,571	CenterState Banks, Inc.	10,997
804	Central Pacific Financial Corp.*	11,127
180	Century Bancorp, Inc./MA, Class A	4,457
356	Charter Financial Corp./GA	3,439
723	Chatham Lodging Trust (REIT)	8,719
1,436	Chemical Financial Corp.	31,678
1,682	Chesapeake Lodging Trust (REIT)	29,654
620	CIFC Corp.*	3,249
637	Citizens & Northern Corp.	12,676
1,984	Citizens, Inc./TX*	21,189
797	City Holding Co.	27,313
447	Clifton Savings Bancorp, Inc.	4,394
643	CNB Financial Corp./PA	9,966
11,602	CNO Financial Group, Inc.*	86,087
1,702	CoBiz Financial, Inc.	9,923
2,332	Cogdell Spencer, Inc. (REIT)	9,864
930	Cohen & Steers, Inc.	30,634
4,367	Colonial Properties Trust (REIT)	89,611
1,722	Colony Financial, Inc. (REIT)	28,723
2,066	Columbia Banking System, Inc.	43,696
2,035	Community Bank System, Inc.	55,596
725	Community Trust Bancorp, Inc.	22,359
2,112	Compass Diversified Holdings	31,532
219	Consolidated-Tomoka Land Co.	6,539
1,039	Coresite Realty Corp. (REIT)	22,183
4,771	Cousins Properties, Inc. (REIT)	35,258
3,498	Cowen Group, Inc., Class A*	9,794
1,349	Crawford & Co., Class B	5,936
349	Credit Acceptance Corp.*	33,595
2,990	CreXus Investment Corp. (REIT)	33,339
6,413	CubeSmart (REIT)	72,339
4,673	CVB Financial Corp.	50,328
5,844	CYS Investments, Inc. (REIT)	79,303
12,853	DCT Industrial Trust, Inc. (REIT)	72,748
2,525	Delphi Financial Group, Inc., Class A	112,514
2,274	DFC Global Corp.*	40,727
134	Diamond Hill Investment Group, Inc.	10,163
8,757	DiamondRock Hospitality Co. (REIT)	87,220
1,628	Dime Community Bancshares, Inc.	22,662
405	Donegal Group, Inc., Class A	5,577
6,660	Doral Financial Corp.*	9,324
1,589	Duff & Phelps Corp., Class A	21,865
3,077	DuPont Fabros Technology, Inc. (REIT)	70,463
2,831	Dynex Capital, Inc. (REIT)	26,923
877	Eagle Bancorp, Inc.*	13,602
1,415	EastGroup Properties, Inc. (REIT)	68,189
1,060	Edelman Financial Group, Inc.	7,102
4,813	Education Realty Trust, Inc. (REIT)	49,478
1,049	eHealth, Inc.*	15,766
241	EMC Insurance Group, Inc.	5,078
1,825	Employers Holdings, Inc.	31,554
442	Encore Bancshares, Inc.*	6,409
360	Enstar Group Ltd.*	34,913

Shares		Value
	Common Stocks (a) (continued)
305	Enterprise Bancorp, Inc./MA	$4,834
832	Enterprise Financial Services Corp.	9,651
2,440	Entertainment Properties Trust (REIT)	111,020
772	Epoch Holding Corp.	19,261
1,699	Equity Lifestyle Properties, Inc. (REIT)	113,000
2,807	Equity One, Inc. (REIT)	53,389
652	ESB Financial Corp.	8,313
562	ESSA Bancorp, Inc.	5,406
1,099	Evercore Partners, Inc., Class A	29,882
1,619	Excel Trust, Inc. (REIT)	19,412
4,912	Extra Space Storage, Inc. (REIT)	129,529
2,455	EZCORP, Inc., Class A*	77,333
671	FBL Financial Group, Inc., Class A	22,794
2,347	FBR & Co.*	5,914
515	Federal Agricultural Mortgage Corp., Class C	10,279
6,513	FelCor Lodging Trust, Inc. (REIT)*	25,010
281	Fidus Investment Corp.	3,987
4,310	Fifth Street Finance Corp.	42,669
2,004	Financial Engines, Inc.*	46,192
722	Financial Institutions, Inc.	11,812
5,503	First American Financial Corp.	84,746
459	First Bancorp, Inc./ME	6,885
790	First Bancorp/NC	7,900
4,032	First Busey Corp.	19,515
1,638	First Cash Financial Services, Inc.*	69,222
5,489	First Commonwealth Financial Corp.	32,879
831	First Community Bancshares, Inc./VA	10,304
935	First Connecticut Bancorp, Inc./CT	12,062
509	First Defiance Financial Corp.	7,961
3,048	First Financial Bancorp	49,896
1,645	First Financial Bankshares, Inc.	56,358
583	First Financial Corp./IN	18,650
865	First Financial Holdings, Inc.	8,442
4,531	First Industrial Realty Trust, Inc. (REIT)*	53,556
825	First Interstate BancSystem, Inc.	11,220
2,885	First Marblehead Corp. (The)*	3,520
1,342	First Merchants Corp.	14,869
3,900	First Midwest Bancorp, Inc./IL	45,084
399	First of Long Island Corp. (The)	10,350
530	First Pactrust Bancorp, Inc.	6,212
2,618	First Potomac Realty Trust (REIT)	34,636
5,716	FirstMerit Corp.	91,742
10,230	Flagstar Bancorp, Inc.*	7,375
2,742	Flagstone Reinsurance Holdings S.A.	21,717
1,642	Flushing Financial Corp.	21,264
7,110	FNB Corp./PA	83,827
1,853	Forestar Group, Inc.*	29,074
306	Fortegra Financial Corp.*	2,130
715	Fox Chase Bancorp, Inc.	8,945
727	Franklin Financial Corp./VA*	9,807
3,694	Franklin Street Properties Corp. (REIT)	38,085
906	FXCM, Inc., Class A	8,571
390	Gain Capital Holdings, Inc.	2,044
355	GAMCO Investors, Inc., Class A	16,369
659	German American Bancorp, Inc.	12,903
1,351	Getty Realty Corp. (REIT)	22,967
3,697	GFI Group, Inc.	14,196
3,763	Glacier Bancorp, Inc.	51,929
1,101	Gladstone Capital Corp.	9,392
573	Gladstone Commercial Corp. (REIT)	10,240
1,155	Gladstone Investment Corp.	9,067
3,847	Gleacher & Co., Inc.*	5,847
6,068	Glimcher Realty Trust (REIT)	60,073
672	Global Indemnity plc*	12,855
623	Golub Capital BDC, Inc.	9,345
1,852	Government Properties Income Trust (REIT)	43,207
531	Great Southern Bancorp, Inc.	11,693
1,466	Greenlight Capital Re Ltd., Class A*	34,524
632	Hallmark Financial Services*	4,266
514	Hampton Roads Bankshares, Inc.*	1,336
3,992	Hancock Holding Co.	135,528
1,647	Hanmi Financial Corp.*	14,279
638	Harleysville Group, Inc.	36,117
1,622	Harris & Harris Group, Inc.*	6,975
3,911	Hatteras Financial Corp. (REIT)	111,385
4,072	Healthcare Realty Trust, Inc. (REIT)	84,168
697	Heartland Financial USA, Inc.	10,964
2,559	Hercules Technology Growth Capital, Inc.	26,409
1,091	Heritage Commerce Corp.*	5,728
819	Heritage Financial Corp./WA	10,975
7,365	Hersha Hospitality Trust (REIT)	37,046
1,519	HFF, Inc., Class A*	21,889
3,773	Highwoods Properties, Inc. (REIT)	120,736
2,084	Hilltop Holdings, Inc.*	17,172
1,173	Home Bancshares, Inc./AR	29,560
820	Home Federal Bancorp, Inc./ID	8,225
2,513	Home Properties, Inc. (REIT)	144,824
2,087	Horace Mann Educators Corp.	36,168
1,154	Hudson Pacific Properties, Inc. (REIT)	17,645
816	Hudson Valley Holding Corp.	13,317
1,545	Iberiabank Corp.	81,947
1,940	ICG Group, Inc.*	16,820
921	Imperial Holdings, Inc.*	2,302
425	Independence Holding Co.	3,893
1,121	Independent Bank Corp./MA	30,816
649	Infinity Property & Casualty Corp.	35,585
4,034	Inland Real Estate Corp. (REIT)	34,975
2,773	International Bancshares Corp.	52,632
694	INTL FCStone, Inc.*	15,719
6,037	Invesco Mortgage Capital, Inc. (REIT)	103,414
2,158	Investment Technology Group, Inc.*	24,817
2,422	Investors Bancorp, Inc.*	35,192
4,200	Investors Real Estate Trust (REIT)	32,046
4,286	iStar Financial, Inc. (REIT)*	30,216
793	JMP Group, Inc.	5,646
224	Kansas City Life Insurance Co.	7,172
1,728	KBW, Inc.	28,564
697	Kearny Financial Corp.	6,503
1,410	Kennedy-Wilson Holdings, Inc.	19,063
3,574	Kilroy Realty Corp. (REIT)	156,684
2,913	Kite Realty Group Trust (REIT)	14,303
5,251	Knight Capital Group, Inc., Class A*	69,576
1,000	Kohlberg Capital Corp.	7,000

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,569	Ladenburg Thalmann Financial Services, Inc.*	$11,305
1,134	Lakeland Bancorp, Inc.	10,274
848	Lakeland Financial Corp.	21,387
4,452	LaSalle Hotel Properties (REIT)	118,779
6,264	Lexington Realty Trust (REIT)	54,184
1,587	LTC Properties, Inc. (REIT)	48,975
2,645	Maiden Holdings Ltd.	22,879
1,200	Main Street Capital Corp.	28,080
1,054	MainSource Financial Group, Inc.	10,688
654	Manning & Napier, Inc.*	8,286
1,501	MarketAxess Holdings, Inc.	49,713
453	Marlin Business Services Corp.	7,112
2,848	MB Financial, Inc.	56,675
4,032	MCG Capital Corp.	19,354
2,787	Meadowbrook Insurance Group, Inc.	26,532
770	Medallion Financial Corp.	8,431
7,030	Medical Properties Trust, Inc. (REIT)	68,332
582	Medley Capital Corp.	6,431
252	Merchants Bancshares, Inc.	7,018
460	Meridian Interstate Bancorp, Inc.*	5,948
725	Metro Bancorp, Inc.*	7,714
18,629	MFA Financial, Inc. (REIT)	135,992
9,819	MGIC Investment Corp.*	44,284
1,920	Mid-America Apartment Communities, Inc. (REIT)	119,750
400	MidSouth Bancorp, Inc.	5,144
927	Mission West Properties, Inc. (REIT)	9,270
2,054	Monmouth Real Estate Investment Corp., Class A (REIT)	19,225
3,263	Montpelier Re Holdings Ltd.	56,287
2,566	MPG Office Trust, Inc. (REIT)*	5,748
1,255	MVC Capital, Inc.	15,700
363	National Bankshares, Inc.	9,805
2,165	National Financial Partners Corp.*	33,038
1,276	National Health Investors, Inc. (REIT)	60,138
360	National Interstate Corp.	8,694
6,473	National Penn Bancshares, Inc.	56,639
5,465	National Retail Properties, Inc. (REIT)	145,642
115	National Western Life Insurance Co., Class A	15,612
569	Navigators Group, Inc. (The)*	26,749
1,802	NBT Bancorp, Inc.	39,302
1,349	Nelnet, Inc., Class A	35,641
1,382	Netspend Holdings, Inc.*	11,899
381	New Mountain Finance Corp.	5,048
5,503	Newcastle Investment Corp. (REIT)	29,991
1,427	NewStar Financial, Inc.*	14,070
1,132	NGP Capital Resources Co.	8,513
508	Nicholas Financial, Inc.	6,589
892	Northfield Bancorp, Inc./NJ	12,292
5,015	NorthStar Realty Finance Corp. (REIT)	26,780
5,101	Northwest Bancshares, Inc.	64,375
767	OceanFirst Financial Corp.	10,531
5,013	Ocwen Financial Corp.*	80,759
4,956	Old National Bancorp/IN	59,868
5,316	Omega Healthcare Investors, Inc. (REIT)	108,287
586	OmniAmerican Bancorp, Inc.*	10,484
580	One Liberty Properties, Inc. (REIT)	10,138
1,161	OneBeacon Insurance Group Ltd., Class A	17,705
540	Oppenheimer Holdings, Inc., Class A	9,040
2,158	Oriental Financial Group, Inc.	25,356
2,397	Oritani Financial Corp.	31,233
366	Orrstown Financial Services, Inc.	3,166
215	Pacific Capital Bancorp NA*	6,022
964	Pacific Continental Corp.	8,098
1,583	PacWest Bancorp	34,462
675	Park National Corp.	46,467
1,676	Park Sterling Corp.*	7,626
1,149	Parkway Properties, Inc./MD (REIT)	11,479
2,663	Pebblebrook Hotel Trust (REIT)	57,068
2,870	PennantPark Investment Corp.	31,685
201	Penns Woods Bancorp, Inc.	7,837
2,911	Pennsylvania Real Estate Investment Trust (REIT)	39,066
1,453	PennyMac Mortgage Investment Trust (REIT)	26,154
553	Peoples Bancorp, Inc./OH	8,942
2,943	PHH Corp.*	40,084
6,085	Phoenix Cos., Inc. (The)*	12,596
1,188	PICO Holdings, Inc.*	26,267
1,786	Pinnacle Financial Partners, Inc.*	29,576
827	Piper Jaffray Cos.*	20,328
1,950	Platinum Underwriters Holdings Ltd.	69,342
2,772	Post Properties, Inc. (REIT)	121,053
2,100	Potlatch Corp. (REIT)	64,722
1,134	Presidential Life Corp.	12,270
1,568	Primerica, Inc.	39,231
3,141	PrivateBancorp, Inc.	45,544
1,600	ProAssurance Corp.	140,416
5,704	Prospect Capital Corp.	61,660
2,453	Prosperity Bancshares, Inc.	107,294
3,163	Provident Financial Services, Inc.	43,460
1,990	Provident New York Bancorp	16,975
974	PS Business Parks, Inc. (REIT)	60,797
456	Pzena Investment Management, Inc., Class A	2,344
6,964	Radian Group, Inc.	26,394
2,097	RAIT Financial Trust (REIT)	11,114
2,015	Ramco-Gershenson Properties Trust (REIT)	22,306
4,110	Redwood Trust, Inc. (REIT)	47,553
1,311	Renasant Corp.	19,888
518	Republic Bancorp, Inc./KY, Class A	13,499
4,060	Resource Capital Corp. (REIT)	23,426
2,599	Retail Opportunity Investments Corp. (REIT)	30,226
954	RLI Corp.	66,837
1,441	RLJ Lodging Trust (REIT)	25,246
1,544	Rockville Financial, Inc.	17,833
393	Roma Financial Corp.	4,013
1,468	S&T Bancorp, Inc.	31,136
630	S.Y. Bancorp, Inc.	13,702
1,929	Sabra Health Care REIT, Inc. (REIT)	27,546
1,082	Safeguard Scientifics, Inc.*	18,297
660	Safety Insurance Group, Inc.	28,169
1,260	Sandy Spring Bancorp, Inc.	22,756
384	Saul Centers, Inc. (REIT)	14,538

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
731	SCBT Financial Corp.	$22,639
1,047	SeaBright Holdings, Inc.	8,564
3,792	Seacoast Banking Corp. of Florida*	7,015
2,826	Selective Insurance Group, Inc.	48,551
622	Sierra Bancorp	5,722
2,410	Signature Bank/NY*	143,058
907	Simmons First National Corp., Class A	23,845
1,909	Solar Capital Ltd.	43,907
406	Solar Senior Capital Ltd.	6,870
860	Southside Bancshares, Inc.	18,327
1,017	Southwest Bancorp, Inc./OK*	8,706
1,448	Sovran Self Storage, Inc. (REIT)	68,794
831	STAG Industrial, Inc. (REIT)	10,213
4,877	Starwood Property Trust, Inc. (REIT)	96,272
766	State Auto Financial Corp.	10,709
1,654	State Bank Financial Corp.*	26,861
1,202	StellarOne Corp.	13,979
1,618	Sterling Bancorp/NY	14,400
1,403	Sterling Financial Corp./WA*	27,302
952	Stewart Information Services Corp.	12,509
2,811	Stifel Financial Corp.*	105,497
9,145	Strategic Hotels & Resorts, Inc. (REIT)*	56,973
508	Suffolk Bancorp*	6,147
1,428	Summit Hotel Properties, Inc. (REIT)	13,152
2,082	Sun Bancorp, Inc./NJ*	5,975
1,384	Sun Communities, Inc. (REIT)	57,284
6,183	Sunstone Hotel Investors, Inc. (REIT)*	55,523
9,603	Susquehanna Bancshares, Inc.	89,020
2,244	SVB Financial Group*	133,024
1,525	SWS Group, Inc.	8,525
3,535	Symetra Financial Corp.	35,138
4,495	Tanger Factory Outlet Centers (REIT)	131,614
795	Taylor Capital Group, Inc.*	10,693
745	Tejon Ranch Co.*	21,769
696	Terreno Realty Corp. (REIT)	9,897
578	Territorial Bancorp, Inc.	12,138
1,947	Texas Capital Bancshares, Inc.*	65,984
484	THL Credit, Inc.	6,176
1,688	TICC Capital Corp.	16,509
425	Tompkins Financial Corp.	17,467
1,929	Tower Group, Inc.	44,463
1,274	TowneBank/VA	16,460
1,414	Triangle Capital Corp.	27,573
735	Trico Bancshares	11,907
4,866	TrustCo Bank Corp NY	26,082
3,348	Trustmark Corp.	78,946
10,972	Two Harbors Investment Corp. (REIT)	112,792
1,675	UMB Financial Corp.	69,764
633	UMH Properties, Inc. (REIT)	6,393
5,998	Umpqua Holdings Corp.	73,895
1,060	Union First Market Bankshares Corp.	14,713
2,626	United Bankshares, Inc./WV	76,889
2,175	United Community Banks, Inc./GA*	19,510
843	United Financial Bancorp, Inc.	13,362
1,127	United Fire Group, Inc.	22,641
621	Universal Health Realty Income Trust (REIT)	23,468
981	Universal Insurance Holdings, Inc.	3,953
878	Univest Corp. of Pennsylvania	13,872
1,205	Urstadt Biddle Properties, Inc., Class A (REIT)	22,919
1,823	ViewPoint Financial Group	27,327
1,225	Virginia Commerce Bancorp, Inc.*	10,290
345	Virtus Investment Partners, Inc.*	27,441
562	Walker & Dunlop, Inc.*	6,997
1,350	Walter Investment Management Corp.	27,513
802	Washington Banking Co.	10,177
3,450	Washington Real Estate Investment Trust (REIT)	102,189
746	Washington Trust Bancorp, Inc.	17,538
3,769	Webster Financial Corp.	82,466
1,209	WesBanco, Inc.	23,576
814	West Bancorp., Inc.	7,839
1,009	West Coast Bancorp/OR*	17,304
1,511	Westamerica Bancorp.	71,561
3,628	Western Alliance Bancorp.*	29,532
1,467	Westfield Financial, Inc.	11,633
326	Westwood Holdings Group, Inc.	12,629
393	Whitestone REIT, Class B (REIT)	5,085
3,219	Wilshire Bancorp, Inc.*	13,970
1,501	Winthrop Realty Trust (REIT)	17,096
1,829	Wintrust Financial Corp.	61,656
787	World Acceptance Corp.*	49,990
336	WSFS Financial Corp.	12,933
		13,816,607
	Health Care - 6.8%

1,178	Abaxis, Inc.*	31,288
1,657	Abiomed, Inc.*	34,598
2,093	Accretive Health, Inc.*	54,397
3,577	Accuray, Inc.*	24,252
2,482	Achillion Pharmaceuticals, Inc.*	26,061
2,065	Acorda Therapeutics, Inc.*	54,020
563	Acura Pharmaceuticals, Inc.*	1,824
478	Aegerion Pharmaceuticals, Inc.*	7,997
1,851	Affymax, Inc.*	18,899
3,689	Affymetrix, Inc.*	15,383
593	Air Methods Corp.*	53,506
2,933	Akorn, Inc.*	36,750
1,151	Albany Molecular Research, Inc.*	3,154
3,208	Align Technology, Inc.*	82,157
587	Alimera Sciences, Inc.*	2,207
4,989	Alkermes plc*	87,856
1,281	Alliance HealthCare Services, Inc.*	1,742
4,122	Allos Therapeutics, Inc.*	6,142
430	Almost Family, Inc.*	9,838
2,354	Alnylam Pharmaceuticals, Inc.*	31,402
2,821	Alphatec Holdings, Inc.*	5,303
1,107	AMAG Pharmaceuticals, Inc.*	17,502
1,542	Amedisys, Inc.*	19,815
825	Amicus Therapeutics, Inc.*	4,933
2,071	AMN Healthcare Services, Inc.*	11,059
1,125	Ampio Pharmaceuticals, Inc.*	4,342
1,636	Amsurg Corp.*	42,749
638	Anacor Pharmaceuticals, Inc.*	3,790
656	Analogic Corp.	37,359
1,307	AngioDynamics, Inc.*	17,017
4,588	Antares Pharma, Inc.*	11,562
1,101	Anthera Pharmaceuticals, Inc.*	7,289
1,207	Ardea Biosciences, Inc.*	25,733

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,633	Arena Pharmaceuticals, Inc.*	$13,587
8,243	Ariad Pharmaceuticals, Inc.*	118,205
2,793	Arqule, Inc.*	19,830
4,424	Array Biopharma, Inc.*	12,431
1,429	ArthroCare Corp.*	37,297
1,022	Assisted Living Concepts, Inc., Class A	16,403
2,950	Astex Pharmaceuticals, Inc.*	5,398
1,824	athenahealth, Inc.*	128,902
735	AtriCure, Inc.*	7,497
82	Atrion Corp.	16,892
2,503	Auxilium Pharmaceuticals, Inc.*	49,459
6,931	AVANIR Pharmaceuticals, Inc., Class A*	19,130
1,639	AVEO Pharmaceuticals, Inc.*	21,373
7,093	AVI BioPharma, Inc.*	7,377
1,245	Bacterin International Holdings, Inc.*	3,685
402	BG Medicine, Inc.*	3,111
1,512	BioCryst Pharmaceuticals, Inc.*	7,046
1,601	Biolase Technology, Inc.*	4,355
1,004	BioMimetic Therapeutics, Inc.*	2,088
1,285	Bio-Reference Labs, Inc.*	25,880
5,732	BioSante Pharmaceuticals, Inc.*	4,429
2,129	BioScrip, Inc.*	13,498
259	BioSpecifics Technologies Corp.*	4,486
1,292	BioTime, Inc.*	6,447
2,593	Cadence Pharmaceuticals, Inc.*	9,724
1,539	Cambrex Corp.*	10,250
1,035	Cantel Medical Corp.	20,897
1,441	Capital Senior Living Corp.*	12,349
1,275	CardioNet, Inc.*	4,067
757	Cardiovascular Systems, Inc.*	6,851
10,624	Cell Therapeutics, Inc.*	13,599
2,309	Celldex Therapeutics, Inc.*	8,751
2,615	Centene Corp.*	127,612
3,410	Cepheid, Inc.*	137,730
2,490	Cerus Corp.*	9,362
3,028	Chelsea Therapeutics International Ltd.*	11,173
1,040	Chemed Corp.	64,293
594	Chindex International, Inc.*	5,542
1,482	Cleveland Biolabs, Inc.*	5,439
560	Clovis Oncology, Inc.*	13,994
1,284	Codexis, Inc.*	5,059
3,838	Columbia Laboratories, Inc.*	2,533
547	Complete Genomics, Inc.*	2,035
579	Computer Programs & Systems, Inc.	35,226
1,632	Conceptus, Inc.*	21,983
1,481	CONMED Corp.*	44,193
2,148	Corcept Therapeutics, Inc.*	8,442
421	Cornerstone Therapeutics, Inc.*	2,417
324	Corvel Corp.*	14,690
1,453	Cross Country Healthcare, Inc.*	8,224
1,461	CryoLife, Inc.*	7,962
3,136	Cubist Pharmaceuticals, Inc.*	134,409
3,995	Curis, Inc.*	18,017
1,483	Cyberonics, Inc.*	55,212
506	Cynosure, Inc., Class A*	9,002
2,672	Cytori Therapeutics, Inc.*	8,684
2,514	Delcath Systems, Inc.*	10,961
2,808	Depomed, Inc.*	17,662
3,509	DexCom, Inc.*	37,862
4,222	Durect Corp.*	3,124
1,278	Dusa Pharmaceuticals, Inc.*	6,160
5,164	Dyax Corp.*	7,694
8,016	Dynavax Technologies Corp.*	33,667
491	DynaVox, Inc., Class A*	1,556
1,274	Emergent Biosolutions, Inc.*	19,454
1,599	Emeritus Corp.*	29,518
901	Endocyte, Inc.*	3,199
2,560	Endologix, Inc.*	33,869
853	Ensign Group, Inc. (The)	23,381
2,002	Enzo Biochem, Inc.*	5,165
1,969	Enzon Pharmaceuticals, Inc.*	13,921
329	Epocrates, Inc.*	3,060
2,567	eResearchTechnology, Inc.*	16,377
2,956	Exact Sciences Corp.*	27,757
445	Exactech, Inc.*	7,071
1,415	ExamWorks Group, Inc.*	14,603
7,765	Exelixis, Inc.*	44,105
2,195	Five Star Quality Care, Inc.*	7,770
337	Fluidigm Corp.*	4,860
517	Furiex Pharmaceuticals, Inc.*	9,327
890	Genomic Health, Inc.*	25,970
1,600	Gentiva Health Services, Inc.*	12,560
6,749	Geron Corp.*	13,498
1,219	Greatbatch, Inc.*	30,170
1,146	GTx, Inc.*	3,965
1,344	Haemonetics Corp.*	90,088
4,654	Halozyme Therapeutics, Inc.*	53,568
1,753	Hanger Orthopedic Group, Inc.*	36,270
2,451	Hansen Medical, Inc.*	7,819
1,205	Harvard Bioscience, Inc.*	5,001
4,977	HealthSouth Corp.*	101,332
947	HealthStream, Inc.*	19,347
1,777	Healthways, Inc.*	14,127
629	HeartWare International, Inc.*	46,081
542	Hi-Tech Pharmacal Co., Inc.*	21,637
4,435	HMS Holdings Corp.*	142,896
288	Horizon Pharma, Inc.*	994
636	ICU Medical, Inc.*	29,180
3,153	Idenix Pharmaceuticals, Inc.*	37,111
3,930	Immunogen, Inc.*	54,116
3,441	Immunomedics, Inc.*	12,250
3,416	Impax Laboratories, Inc.*	79,764
4,628	Incyte Corp.*	78,491
1,000	Infinity Pharmaceuticals, Inc.*	8,150
1,299	Insmed, Inc.*	5,534
2,405	Insulet Corp.*	47,427
1,024	Integra LifeSciences Holdings Corp.*	32,358
2,828	InterMune, Inc.*	37,952
1,500	Invacare Corp.	24,765
856	IPC The Hospitalist Co., Inc.*	31,133
931	IRIS International, Inc.*	10,399
2,818	Ironwood Pharmaceuticals, Inc.*	37,733
5,211	Isis Pharmaceuticals, Inc.*	47,472
1,678	ISTA Pharmaceuticals, Inc.*	13,894
1,155	Jazz Pharmaceuticals plc*	60,603
446	Kensey Nash Corp.	10,071
3,614	Keryx Biopharmaceuticals, Inc.*	11,998
2,719	Kindred Healthcare, Inc.*	27,979
2,694	K-V Pharmaceutical Co., Class A*	3,745
493	Landauer, Inc.	26,445
850	Lannett Co., Inc.*	3,510
9,647	Lexicon Pharmaceuticals, Inc.*	16,400
826	LHC Group, Inc.*	14,059
1,027	Ligand Pharmaceuticals, Inc., Class B*	15,076
1,977	Luminex Corp.*	44,423
1,489	Magellan Health Services, Inc.*	70,370
1,674	MAKO Surgical Corp.*	65,453

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,172	MannKind Corp.*	$12,102
1,144	MAP Pharmaceuticals, Inc.*	18,361
2,748	Masimo Corp.*	59,906
1,470	Maxygen, Inc.*	8,070
2,493	MedAssets, Inc.*	35,600
857	Medical Action Industries, Inc.*	4,645
2,819	Medicines Co. (The)*	60,411
3,230	Medicis Pharmaceutical Corp., Class A	112,856
1,101	Medidata Solutions, Inc.*	21,954
1,640	Medivation, Inc.*	107,436
396	Medtox Scientific, Inc.*	6,138
2,917	Merge Healthcare, Inc.*	19,048
2,145	Meridian Bioscience, Inc.	38,653
2,192	Merit Medical Systems, Inc.*	27,444
1,781	Metabolix, Inc.*	4,898
2,215	Metropolitan Health Networks, Inc.*	18,517
4,789	Micromet, Inc.*	52,631
1,751	MModal, Inc.*	18,018
1,468	Molina Healthcare, Inc.*	49,853
2,413	Momenta Pharmaceuticals, Inc.*	35,375
657	MWI Veterinary Supply, Inc.*	56,876
2,239	Nabi Biopharmaceuticals*	4,187
535	National Healthcare Corp.	23,979
95	National Research Corp.	3,670
1,517	Natus Medical, Inc.*	15,883
4,951	Navidea Biopharmaceuticals, Inc.*	14,853
5,968	Nektar Therapeutics*	42,791
1,213	Neogen Corp.*	42,091
2,650	NeoStem, Inc.*	1,510
3,026	Neurocrine Biosciences, Inc.*	23,815
364	NewLink Genetics Corp.*	3,079
5,026	Novavax, Inc.*	6,383
4,500	NPS Pharmaceuticals, Inc.*	30,690
2,210	NuVasive, Inc.*	34,675
2,335	NxStage Medical, Inc.*	46,700
1,015	Nymox Pharmaceutical Corp.*	8,029
970	Obagi Medical Products, Inc.*	11,009
1,733	Omnicell, Inc.*	25,856
508	OncoGenex Pharmaceutical, Inc.*	8,118
2,176	Oncothyreon, Inc.*	17,843
3,315	Onyx Pharmaceuticals, Inc.*	127,031
5,697	Opko Health, Inc.*	28,143
2,425	Optimer Pharmaceuticals, Inc.*	31,016
2,443	OraSure Technologies, Inc.*	24,503
1,883	Orexigen Therapeutics, Inc.*	7,381
945	Orthofix International N.V.*	37,053
872	Osiris Therapeutics, Inc.*	4,552
3,335	Owens & Minor, Inc.	99,917
1,775	Pacific Biosciences of California, Inc.*	7,402
376	Pacira Pharmaceuticals, Inc.*	4,023
1,930	Pain Therapeutics, Inc.*	7,083
994	Palomar Medical Technologies, Inc.*	10,974
1,894	Par Pharmaceutical Cos., Inc.*	70,286
3,080	PAREXEL International Corp.*	75,398
7,308	PDL BioPharma, Inc.	46,625
4,541	Peregrine Pharmaceuticals, Inc.*	4,263
195	Pernix Therapeutics Holdings*	1,681
2,403	Pharmacyclics, Inc.*	60,532
1,865	PharmAthene, Inc.*	2,742
1,536	PharMerica Corp.*	18,831
1,385	Pozen, Inc.*	6,039
1,536	Progenics Pharmaceuticals, Inc.*	14,976
678	Providence Service Corp. (The)*	10,204
2,683	PSS World Medical, Inc.*	65,009
2,027	Quality Systems, Inc.	86,897
2,778	Questcor Pharmaceuticals, Inc.*	108,064
1,491	Quidel Corp.*	21,142
1,595	RadNet, Inc.*	4,769
2,463	Raptor Pharmaceutical Corp.*	17,192
3,588	Rigel Pharmaceuticals, Inc.*	35,880
839	Rockwell Medical Technologies, Inc.*	7,962
2,886	RTI Biologics, Inc.*	10,678
348	Sagent Pharmaceuticals, Inc.*	7,548
3,055	Salix Pharmaceuticals Ltd.*	150,673
2,737	Sangamo Biosciences, Inc.*	14,424
2,788	Santarus, Inc.*	12,602
3,717	Savient Pharmaceuticals, Inc.*	7,471
1,808	Sciclone Pharmaceuticals, Inc.*	8,480
5,048	Seattle Genetics, Inc.*	93,186
2,341	Select Medical Holdings Corp.*	19,711
5,980	Sequenom, Inc.*	25,834
1,799	SIGA Technologies, Inc.*	5,127
1,013	Skilled Healthcare Group, Inc., Class A*	6,615
3,171	Solta Medical, Inc.*	9,006
1,744	Spectranetics Corp. (The)*	13,533
3,004	Spectrum Pharmaceuticals, Inc.*	42,627
1,860	Staar Surgical Co.*	19,400
2,307	Stereotaxis, Inc.*	1,765
3,098	STERIS Corp.	97,215
663	Sucampo Pharmaceuticals, Inc., Class A*	4,840
1,313	Sun Healthcare Group, Inc.*	5,856
1,488	Sunesis Pharmaceuticals, Inc.*	2,589
3,003	Sunrise Senior Living, Inc.*	23,243
798	SurModics, Inc.*	11,332
1,903	Symmetry Medical, Inc.*	13,778
1,164	Synergetics USA, Inc.*	7,333
1,392	Synta Pharmaceuticals Corp.*	6,654
1,441	Targacept, Inc.*	9,828
1,395	Team Health Holdings, Inc.*	30,258
3,608	Theravance, Inc.*	67,470
551	Tornier N.V.*	12,948
460	Transcend Services, Inc.*	9,890
270	Transcept Pharmaceuticals, Inc.*	2,254
1,034	Triple-S Management Corp., Class B*	24,475
541	Trius Therapeutics, Inc.*	2,737
617	U.S. Physical Therapy, Inc.	11,729
3,377	Unilife Corp.*	12,529
1,689	Universal American Corp.	19,153
1,081	Uroplasty, Inc.*	2,984
1,470	Vanda Pharmaceuticals, Inc.*	6,821
1,597	Vanguard Health Systems, Inc.*	15,906
887	Vascular Solutions, Inc.*	9,305
4,457	Vical, Inc.*	14,262
3,702	ViroPharma, Inc.*	118,686
4,649	Vivus, Inc.*	104,602
2,728	Volcano Corp.*	76,466
2,227	WellCare Health Plans, Inc.*	151,124
1,752	West Pharmaceutical Services, Inc.	72,883
2,042	Wright Medical Group, Inc.*	33,816
1,850	XenoPort, Inc.*	7,400
295	Young Innovations, Inc.	8,924
3,891	Zalicus, Inc.*	3,891
386	ZELTIQ Aesthetics, Inc.*	4,277
3,506	ZIOPHARM Oncology, Inc.*	17,214
1,106	Zogenix, Inc.*	2,522

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,147	Zoll Medical Corp.*	$83,903
		7,887,060
	Industrials - 8.5%

1,989	A. O. Smith Corp.	89,823
501	A.T. Cross Co., Class A*	4,985
4,620	A123 Systems, Inc.*	8,316
983	AAON, Inc.	18,235
2,079	AAR Corp.	45,842
2,774	ABM Industries, Inc.	62,970
2,238	Acacia Research Corp.*	88,401
2,886	ACCO Brands Corp.*	34,055
2,116	Accuride Corp.*	16,822
1,393	Aceto Corp.	11,548
4,185	Active Power, Inc.*	2,929
3,589	Actuant Corp., Class A	101,102
2,266	Acuity Brands, Inc.	140,923
872	Advisory Board Co. (The)*	70,580
2,066	Aegion Corp.*	36,382
884	Aerovironment, Inc.*	25,176
2,816	Air Transport Services Group, Inc.*	15,291
2,873	Aircastle Ltd.	39,102
349	Alamo Group, Inc.	9,378
1,875	Alaska Air Group, Inc.*	128,569
1,446	Albany International Corp., Class A	34,588
773	Allegiant Travel Co.*	38,635
1,406	Altra Holdings, Inc.*	27,403
453	Amerco, Inc.	47,175
924	Ameresco, Inc., Class A*	13,019
509	American Railcar Industries, Inc.*	15,016
1,938	American Reprographics Co.*	10,233
475	American Science & Engineering, Inc.	34,532
2,337	American Superconductor Corp.*	10,470
491	American Woodmark Corp.	6,977
446	Ampco-Pittsburgh Corp.	9,460
1,469	Apogee Enterprises, Inc.	19,494
2,217	Applied Industrial Technologies, Inc.	89,057
412	Argan, Inc.	6,176
1,330	Arkansas Best Corp.	23,674
1,043	Astec Industries, Inc.*	39,582
538	Astronics Corp.*	17,985
1,374	Atlas Air Worldwide Holdings, Inc.*	58,560
5,493	Avis Budget Group, Inc.*	70,860
656	AZZ, Inc.	32,931
853	Baltic Trading Ltd.	3,907
2,849	Barnes Group, Inc.	78,917
398	Barrett Business Services, Inc.	6,774
2,405	Beacon Roofing Supply, Inc.*	56,710
2,479	Belden, Inc.	97,846
2,545	Blount International, Inc.*	43,647
2,485	Brady Corp., Class A	79,396
2,638	Briggs & Stratton Corp.	44,688
2,442	Brink’s Co. (The)	61,660
7,310	Broadwind Energy, Inc.*	4,605
2,380	Builders FirstSource, Inc.*	7,211
633	CAI International, Inc.*	12,755
12,870	Capstone Turbine Corp.*	14,286
479	Cascade Corp.	25,502
1,325	Casella Waste Systems, Inc., Class A*	8,679
2,062	CBIZ, Inc.*	13,403
666	CDI Corp.	9,997
1,050	Celadon Group, Inc.	15,498
2,881	Cenveo, Inc.*	11,236
1,302	Ceradyne, Inc.*	40,245
1,537	Chart Industries, Inc.*	105,115
902	CIRCOR International, Inc.	29,865
2,638	CLARCOR, Inc.	133,140
2,451	Clean Harbors, Inc.*	164,609
438	Coleman Cable, Inc.*	4,980
2,371	Colfax Corp.*	80,661
1,007	Columbus McKinnon Corp.*	16,767
1,984	Comfort Systems USA, Inc.	22,697
1,506	Commercial Vehicle Group, Inc.*	18,208
60	Compx International, Inc.	1,024
441	Consolidated Graphics, Inc.*	20,590
1,806	Corporate Executive Board Co. (The)	74,841
1,323	CoStar Group, Inc.*	79,354
539	Courier Corp.	5,810
438	Covenant Transportation Group, Inc., Class A*	1,423
568	CRA International, Inc.*	13,524
827	Cubic Corp.	39,531
2,429	Curtiss-Wright Corp.	90,237
2,690	Deluxe Corp.	66,362
1,844	DigitalGlobe, Inc.*	28,361
1,589	Dolan Co. (The)*	14,269
1,514	Dollar Thrifty Automotive Group, Inc.*	114,928
975	Douglas Dynamics, Inc.	12,675
551	Ducommun, Inc.*	8,414
455	DXP Enterprises, Inc.*	16,835
1,842	Dycom Industries, Inc.*	39,198
697	Dynamic Materials Corp.	15,550
3,273	Eagle Bulk Shipping, Inc.*	5,237
3,497	EMCOR Group, Inc.	97,217
844	Encore Capital Group, Inc.*	18,804
971	Encore Wire Corp.	28,285
2,395	Energy Recovery, Inc.*	5,149
4,175	EnergySolutions, Inc.*	17,577
1,217	EnerNOC, Inc.*	9,578
2,496	EnerSys*	83,816
1,363	Ennis, Inc.	22,844
1,082	EnPro Industries, Inc.*	40,910
1,392	ESCO Technologies, Inc.	49,820
896	Essex Rental Corp.*	3,324
1,594	Esterline Technologies Corp.*	103,530
2,392	Excel Maritime Carriers Ltd.*	4,186
693	Exponent, Inc.*	33,416
3,250	Federal Signal Corp.*	15,275
2,476	Flow International Corp.*	9,904
1,537	Forward Air Corp.	51,751
698	Franklin Covey Co.*	6,142
1,217	Franklin Electric Co., Inc.	60,862
625	FreightCar America, Inc.	17,281
2,200	FTI Consulting, Inc.*	88,154
954	Fuel Tech, Inc.*	5,905
7,298	FuelCell Energy, Inc.*	10,874
1,933	Furmanite Corp.*	14,111
979	G&K Services, Inc., Class A	32,630
1,546	Genco Shipping & Trading Ltd.*	10,590
3,071	GenCorp, Inc.*	18,426
1,304	Generac Holdings, Inc.*	33,174
2,073	Genesee & Wyoming, Inc., Class A*	123,178
3,394	Geo Group, Inc. (The)*	59,768
1,160	GeoEye, Inc.*	23,513
1,591	Gibraltar Industries, Inc.*	21,988

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
824	Global Power Equipment Group, Inc.*	$19,982
796	Gorman-Rupp Co. (The)	22,981
776	GP Strategies Corp.*	12,152
515	Graham Corp.	12,015
2,022	Granite Construction, Inc.	57,829
3,077	Great Lakes Dredge & Dock Corp.	21,816
1,033	Greenbrier Cos., Inc.*	26,114
2,494	Griffon Corp.	26,661
1,495	H&E Equipment Services, Inc.*	25,849
2,637	Hawaiian Holdings, Inc.*	14,002
3,473	Healthcare Services Group, Inc.	67,654
2,638	Heartland Express, Inc.	38,172
2,183	HEICO Corp.	119,366
931	Heidrick & Struggles International, Inc.	18,918
248	Heritage-Crystal Clean, Inc.*	5,483
2,997	Herman Miller, Inc.	62,937
5,124	Hexcel Corp.*	129,483
1,311	Hill International, Inc.*	7,027
2,340	HNI Corp.	59,155
929	Houston Wire & Cable Co.	13,192
1,926	HUB Group, Inc., Class A*	68,623
1,715	Hudson Highland Group, Inc.*	7,666
337	Hurco Cos., Inc.*	8,031
1,161	Huron Consulting Group, Inc.*	44,327
1,029	ICF International, Inc.*	26,682
2,707	II-VI, Inc.*	63,317
1,349	InnerWorkings, Inc.*	15,379
1,199	Insperity, Inc.	36,126
922	Insteel Industries, Inc.	11,580
2,756	Interface, Inc., Class A	33,761
1,745	Interline Brands, Inc.*	35,877
284	International Shipholding Corp.	6,106
506	Intersections, Inc.	5,905
12,893	JetBlue Airways Corp.*	65,754
1,499	John Bean Technologies Corp.	25,888
644	Kadant, Inc.*	14,065
1,374	Kaman Corp.	47,389
1,706	Kaydon Corp.	64,180
1,395	Kelly Services, Inc., Class A	20,925
964	KEYW Holding Corp. (The)*	6,844
1,553	Kforce, Inc.*	21,897
1,639	Kimball International, Inc., Class B	10,096
3,192	Knight Transportation, Inc.	54,679
2,503	Knoll, Inc.	38,596
2,457	Korn/Ferry International*	39,238
1,732	Kratos Defense & Security Solutions, Inc.*	11,033
471	L.B. Foster Co., Class A	13,871
183	Lawson Products, Inc.	2,985
1,027	Layne Christensen Co.*	24,843
657	Lindsay Corp.	43,093
479	LMI Aerospace, Inc.*	9,748
1,019	LSI Industries, Inc.	7,041
898	Lydall, Inc.*	8,181
813	Marten Transport Ltd.	16,967
2,963	MasTec, Inc.*	52,119
1,271	McGrath RentCorp	40,354
4,942	Meritor, Inc.*	36,620
2,099	Metalico, Inc.*	10,537
767	Met-Pro Corp.	6,803
437	Michael Baker Corp.*	10,545
980	Middleby Corp.*	95,785
586	Miller Industries, Inc.	9,282
1,421	Mine Safety Appliances Co.	52,378
770	Mistras Group, Inc.*	17,248
1,923	Mobile Mini, Inc.*	41,537
2,376	Moog, Inc., Class A*	104,330
1,981	Mueller Industries, Inc.	91,126
8,135	Mueller Water Products, Inc., Class A	24,161
596	Multi-Color Corp.	13,035
1,053	MYR Group, Inc.*	21,092
305	NACCO Industries, Inc., Class A	29,829
251	National Presto Industries, Inc.	21,734
2,698	Navigant Consulting, Inc.*	36,450
1,033	NCI Building Systems, Inc.*	12,499
349	NL Industries, Inc.	5,165
879	NN, Inc.*	7,858
487	Northwest Pipe Co.*	11,922
3,809	Odyssey Marine Exploration, Inc.*	11,617
2,482	Old Dominion Freight Line, Inc.*	107,992
144	Omega Flex, Inc.*	2,271
1,934	On Assignment, Inc.*	26,844
3,057	Orbital Sciences Corp.*	42,951
1,413	Orion Marine Group, Inc.*	10,315
1,831	Pacer International, Inc.*	10,107
436	Park-Ohio Holdings Corp.*	8,175
323	Patriot Transportation Holding, Inc.*	7,268
7,909	Pendrell Corp.*	19,140
850	Pike Electric Corp.*	7,591
1,082	PMFG, Inc.*	17,756
895	Portfolio Recovery Associates, Inc.*	62,408
461	Powell Industries, Inc.*	15,116
985	PowerSecure International, Inc.*	5,900
127	Preformed Line Products Co.	8,391
1,397	Primoris Services Corp.	21,486
1,320	Quad/Graphics, Inc.	19,760
783	Quality Distribution, Inc.*	10,187
1,983	Quanex Building Products Corp.	33,731
1,117	RailAmerica, Inc.*	23,010
946	Raven Industries, Inc.	59,645
1,147	RBC Bearings, Inc.*	52,200
2,521	Republic Airways Holdings, Inc.*	13,387
2,257	Resources Connection, Inc.	29,499
476	Roadrunner Transportation Systems, Inc.*	8,497
2,063	Robbins & Myers, Inc.	100,695
3,324	Rollins, Inc.	67,344
526	RPX Corp.*	8,863
3,545	RSC Holdings, Inc.*	78,947
1,695	Rush Enterprises, Inc., Class A*	40,375
833	Saia, Inc.*	13,586
4,746	Satcon Technology Corp.*	2,373
605	Sauer-Danfoss, Inc.*	32,755
617	Schawk, Inc.	6,830
16	Seaboard Corp.*	30,610
578	SeaCube Container Leasing Ltd.	9,445
2,176	Simpson Manufacturing Co., Inc.	64,888
2,767	SkyWest, Inc.	31,599
815	Spirit Airlines, Inc.*	15,917
828	Standard Parking Corp.*	14,945
654	Standex International Corp.	24,989
4,161	Steelcase, Inc., Class A	36,534
861	Sterling Construction Co., Inc.*	8,929
1,049	Sun Hydraulics Corp.	34,470
4,145	Swift Transportation Co.*	48,579
4,427	Swisher Hygiene, Inc.*	13,060
2,076	SYKES Enterprises, Inc.*	28,607
1,150	TAL International Group, Inc.	41,446

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,908	Taser International, Inc.*	$11,719
1,019	Team, Inc.*	31,181
967	Tecumseh Products Co., Class A*	4,439
1,922	Teledyne Technologies, Inc.*	114,551
1,002	Tennant Co.	41,122
3,262	Tetra Tech, Inc.*	80,115
596	Textainer Group Holdings Ltd.	19,799
523	Thermon Group Holdings, Inc.*	10,533
2,201	Titan International, Inc.	54,233
806	Titan Machinery, Inc.*	21,109
674	TMS International Corp., Class A*	8,021
927	TRC Cos., Inc.*	4,793
814	Trex Co., Inc.*	21,921
1,337	Trimas Corp.*	32,396
1,968	Triumph Group, Inc.	125,558
2,098	TrueBlue, Inc.*	34,743
1,632	Tutor Perini Corp.*	25,753
443	Twin Disc, Inc.	14,158
1,117	Ultrapetrol (Bahamas) Ltd.*	3,094
741	Unifirst Corp.	44,519
3,270	United Rentals, Inc.*	136,294
2,232	United Stationers, Inc.	64,817
575	UniTek Global Services, Inc.*	2,375
1,022	Universal Forest Products, Inc.	32,847
287	Universal Truckload Services, Inc.	4,474
8,476	US Airways Group, Inc.*	62,807
958	US Ecology, Inc.	18,077
3,736	USG Corp.*	53,238
3,779	Valence Technology, Inc.*	3,514
1,066	Viad Corp.	20,744
1,025	Vicor Corp.	8,323
216	VSE Corp.	5,277
3,584	Wabash National Corp.*	37,847
1,471	Watsco, Inc.	105,015
1,574	Watts Water Technologies, Inc., Class A	62,236
880	WCA Waste Corp.*	5,711
2,293	Werner Enterprises, Inc.	55,536
1,099	Wesco Aircraft Holdings, Inc.*	16,166
3,217	Woodward, Inc.	140,808
576	Xerium Technologies, Inc.*	4,620
536	Zipcar, Inc.*	6,973
		9,905,781
	Information Technology - 9.0%

2,193	3D Systems Corp.*	49,123
2,898	Accelrys, Inc.*	23,010
2,046	ACI Worldwide, Inc.*	77,298
643	Active Network, Inc. (The)*	10,288
1,990	Actuate Corp.*	12,020
4,246	Acxiom Corp.*	59,614
3,384	ADTRAN, Inc.	119,286
2,279	Advanced Energy Industries, Inc.*	27,348
1,717	Advent Software, Inc.*	44,178
1,038	Aeroflex Holding Corp.*	11,387
889	Agilysys, Inc.*	7,156
769	Alpha & Omega Semiconductor Ltd.*	7,621
1,189	American Software, Inc., Class A	9,881
5,061	Amkor Technology, Inc.*	32,340
501	Amtech Systems, Inc.*	4,389
3,528	ANADIGICS, Inc.*	9,067
791	Anaren, Inc.*	13,874
1,657	Ancestry.com, Inc.*	37,746
532	Angie’s List, Inc.*	8,512
1,517	Anixter International, Inc.*	105,492
3,315	Applied Micro Circuits Corp.*	22,476
6,476	Arris Group, Inc.*	73,762
4,697	Aruba Networks, Inc.*	101,408
4,427	Aspen Technology, Inc.*	91,019
1,656	ATMI, Inc.*	36,482
3,171	Aviat Networks, Inc.*	8,340
1,550	Avid Technology, Inc.*	16,508
5,551	Axcelis Technologies, Inc.*	9,215
1,673	AXT, Inc.*	9,586
788	Badger Meter, Inc.	25,350
1,203	Bankrate, Inc.*	28,680
550	Bel Fuse, Inc., Class B	9,614
3,177	Benchmark Electronics, Inc.*	52,166
940	Black Box Corp.	25,305
2,328	Blackbaud, Inc.	73,448
1,879	Bottomline Technologies, Inc.*	52,800
3,568	Brightpoint, Inc.*	31,398
1,180	BroadSoft, Inc.*	42,917
3,461	Brooks Automation, Inc.	41,359
1,230	Cabot Microelectronics Corp.*	61,808
1,382	CACI International, Inc., Class A*	81,731
1,968	Calix, Inc.*	17,791
1,569	Callidus Software, Inc.*	11,626
376	Carbonite, Inc.*	3,643
2,253	Cardtronics, Inc.*	59,907
485	Cass Information Systems, Inc.	18,668
2,534	Cavium, Inc.*	90,540
1,205	CEVA, Inc.*	29,703
2,097	Checkpoint Systems, Inc.*	23,277
3,346	CIBER, Inc.*	14,655
3,465	Cirrus Logic, Inc.*	81,705
2,169	Cognex Corp.	92,486
1,234	Coherent, Inc.*	68,462
1,258	Cohu, Inc.	14,115
348	Communications Systems, Inc.	5,067
2,304	CommVault Systems, Inc.*	118,817
791	Computer Task Group, Inc.*	11,636
1,668	comScore, Inc.*	36,679
1,064	Comtech Telecommunications Corp.	34,335
2,336	Concur Technologies, Inc.*	137,707
1,542	Constant Contact, Inc.*	46,630
5,504	Convergys Corp.*	70,892
633	Convio, Inc.*	9,913
597	Cornerstone OnDemand, Inc.*	12,382
1,893	Cray, Inc.*	15,087
1,811	CSG Systems International, Inc.*	28,994
1,796	CTS Corp.	17,870
1,597	Cymer, Inc.*	73,430
1,811	Daktronics, Inc.	16,299
790	DDi Corp.	8,587
2,151	DealerTrack Holdings, Inc.*	59,905
1,161	Deltek, Inc.*	12,806
414	Demand Media, Inc.*	2,840
808	Dialogic, Inc.*	670
2,534	Dice Holdings, Inc.*	22,502
1,326	Digi International, Inc.*	14,904
328	Digimarc Corp.*	9,148
1,953	Digital River, Inc.*	34,470
1,848	Diodes, Inc.*	45,904
2,956	Dot Hill Systems Corp.*	4,109
1,225	DSP Group, Inc.*	7,828
910	DTS, Inc.*	25,553
468	Dynamics Research Corp.*	4,268
5,756	Earthlink, Inc.	42,997
1,508	Ebix, Inc.	35,136
1,837	Echelon Corp.*	9,038
589	Echo Global Logistics, Inc.*	10,955

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
982	Electro Rent Corp.	$17,725
1,181	Electro Scientific Industries, Inc.	16,345
2,442	Electronics for Imaging, Inc.*	38,974
442	Ellie Mae, Inc.*	3,691
975	eMagin Corp.*	3,091
1,157	Emcore Corp.*	5,020
4,591	Emulex Corp.*	48,022
7,029	Entegris, Inc.*	63,542
4,483	Entropic Communications, Inc.*	27,638
1,002	Envestnet, Inc.*	12,475
1,643	EPIQ Systems, Inc.	18,878
191	ePlus, Inc.*	6,116
2,679	Euronet Worldwide, Inc.*	51,678
1,915	Exar Corp.*	13,405
846	ExlService Holdings, Inc.*	23,536
4,818	Extreme Networks*	17,778
1,068	Fabrinet*	19,085
1,868	Fair Isaac Corp.	75,617
1,607	FalconStor Software, Inc.*	4,580
855	FARO Technologies, Inc.*	47,418
2,024	FEI Co.*	90,108
4,690	Finisar Corp.*	95,160
2,650	Formfactor, Inc.*	13,542
770	Forrester Research, Inc.*	24,817
305	FriendFinder Networks, Inc.*	622
2,025	FSI International, Inc.*	8,060
3,375	Global Cash Access Holdings, Inc.*	18,765
1,173	Globecomm Systems, Inc.*	16,997
2,482	Glu Mobile, Inc.*	9,382
1,352	GSI Group, Inc.*	15,534
1,055	GSI Technology, Inc.*	4,853
6,587	GT Advanced Technologies, Inc.*	56,385
677	Guidance Software, Inc.*	7,725
1,593	Hackett Group, Inc. (The)*	7,678
6,006	Harmonic, Inc.*	35,375
2,017	Heartland Payment Systems, Inc.	57,121
1,601	Higher One Holdings, Inc.*	23,535
1,640	Hittite Microwave Corp.*	93,775
2,025	Identive Group, Inc.*	4,496
1,619	iGate Corp.*	28,219
1,572	Imation Corp.*	9,825
1,493	Immersion Corp.*	9,690
288	Imperva, Inc.*	10,670
5,470	Infinera Corp.*	43,541
2,063	InfoSpace, Inc.*	23,951
1,130	Inphi Corp.*	16,227
2,296	Insight Enterprises, Inc.*	47,986
7,752	Integrated Device Technology, Inc.*	53,566
1,400	Integrated Silicon Solution, Inc.*	14,812
745	Interactive Intelligence Group, Inc.*	20,860
2,373	InterDigital, Inc.	89,818
3,107	Intermec, Inc.*	23,240
505	Intermolecular, Inc.*	3,171
2,734	Internap Network Services Corp.*	20,450
1,195	Intevac, Inc.*	9,441
1,672	IntraLinks Holdings, Inc.*	9,831
523	InvenSense, Inc.*	8,206
2,020	Ixia*	27,916
1,264	IXYS Corp.*	15,080
2,406	j2 Global, Inc.	71,145
4,517	Jack Henry & Associates, Inc.	152,404
2,214	JDA Software Group, Inc.*	55,483
2,310	Kemet Corp.*	20,813
1,382	Kenexa Corp.*	38,406
767	Keynote Systems, Inc.	15,256
2,012	KIT Digital, Inc.*	20,341
3,550	Kopin Corp.*	12,780
3,767	Kulicke & Soffa Industries, Inc.*	42,416
778	KVH Industries, Inc.*	7,111
6,163	Lattice Semiconductor Corp.*	40,614
858	LeCroy Corp.*	7,859
3,303	Limelight Networks, Inc.*	12,419
3,223	Lionbridge Technologies, Inc.*	8,348
983	Liquidity Services, Inc.*	42,515
1,128	Littelfuse, Inc.	59,705
2,756	LivePerson, Inc.*	41,560
1,066	LogMeIn, Inc.*	39,293
868	LoopNet, Inc.*	15,971
572	Loral Space & Communications, Inc.*	40,749
2,588	LTX-Credence Corp.*	17,469
1,069	Manhattan Associates, Inc.*	49,559
1,219	Mantech International Corp., Class A	40,885
1,118	Marchex, Inc., Class B	4,796
1,816	MAXIMUS, Inc.	75,745
837	MaxLinear, Inc., Class A*	4,604
1,462	Maxwell Technologies, Inc.*	26,594
782	Measurement Specialties, Inc.*	25,431
5,038	Mentor Graphics Corp.*	76,376
1,579	Mercury Computer Systems, Inc.*	22,690
564	Meru Networks, Inc.*	2,662
1,933	Methode Electronics, Inc.	17,687
2,638	Micrel, Inc.	28,147
4,520	Microsemi Corp.*	94,558
418	MicroStrategy, Inc., Class A*	56,677
805	Microvision, Inc.*	2,600
1,752	Mindspeed Technologies, Inc.*	11,406
2,749	MIPS Technologies, Inc.*	15,834
2,734	MKS Instruments, Inc.	81,883
2,291	ModusLink Global Solutions, Inc.	12,738
547	MoneyGram International, Inc.*	9,802
1,567	Monolithic Power Systems, Inc.*	29,131
1,871	Monotype Imaging Holdings, Inc.*	26,250
1,707	MoSys, Inc.*	6,521
1,937	Motricity, Inc.*	2,576
2,076	Move, Inc.*	18,186
816	MTS Systems Corp.	40,074
473	Multi-Fineline Electronix, Inc.*	12,468
1,053	Nanometrics, Inc.*	18,480
349	NCI, Inc., Class A*	2,513
453	NeoPhotonics Corp.*	2,415
1,915	Netgear, Inc.*	71,947
1,954	Netscout Systems, Inc.*	41,483
1,424	NetSuite, Inc.*	67,925
1,960	Newport Corp.*	32,771
3,347	NIC, Inc.	40,465
1,677	Novatel Wireless, Inc.*	5,752
500	Numerex Corp., Class A*	4,865
250	NVE Corp.*	13,375
2,640	Oclaro, Inc.*	11,405
3,440	OCZ Technology Group, Inc.*	29,550
3,033	Omnivision Technologies, Inc.*	49,650
1,232	OpenTable, Inc.*	59,752
4,459	Openwave Systems, Inc.*	10,791
1,022	Oplink Communications, Inc.*	16,771
753	OPNET Technologies, Inc.	21,498
2,286	Opnext, Inc.*	2,309
997	OSI Systems, Inc.*	58,823
6,232	Parametric Technology Corp.*	166,394
1,084	Park Electrochemical Corp.	30,894

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
487	PC Connection, Inc.	$4,354
1,225	PDF Solutions, Inc.*	9,837
870	Pegasystems, Inc.	24,430
1,264	Perficient, Inc.*	15,269
1,310	Pericom Semiconductor Corp.*	10,074
3,076	Photronics, Inc.*	21,563
2,276	Plantronics, Inc.	84,895
1,860	Plexus Corp.*	64,542
2,329	PLX Technology, Inc.*	8,175
1,509	Power Integrations, Inc.	56,286
3,562	Power-One, Inc.*	15,459
1,657	Powerwave Technologies, Inc.*	2,353
1,022	PRGX Global, Inc.*	5,703
753	Procera Networks, Inc.*	14,653
3,244	Progress Software Corp.*	75,228
1,125	PROS Holdings, Inc.*	19,721
2,177	Pulse Electronics Corp.	6,705
344	QAD, Inc., Class A*	4,696
3,683	QLIK Technologies, Inc.*	111,484
11,793	Quantum Corp.*	31,016
357	Quepasa Corp.*	1,407
2,969	Quest Software, Inc.*	59,439
1,441	QuinStreet, Inc.*	15,058
1,016	Radisys Corp.*	7,610
5,137	Rambus, Inc.*	36,370
2,148	RealD, Inc.*	25,346
1,104	RealNetworks, Inc.	11,206
1,586	RealPage, Inc.*	31,450
496	Responsys, Inc.*	5,987
14,447	RF Micro Devices, Inc.*	68,912
738	Richardson Electronics Ltd.	9,048
497	Rimage Corp.	5,442
1,488	Rofin-Sinar Technologies, Inc.*	34,908
835	Rogers Corp.*	30,970
574	Rosetta Stone, Inc.*	5,183
917	Rubicon Technology, Inc.*	8,225
1,656	Rudolph Technologies, Inc.*	16,345
1,558	Saba Software, Inc.*	18,260
4,212	Sanmina-SCI Corp.*	48,859
5,715	Sapient Corp.	71,380
1,413	ScanSource, Inc.*	52,281
645	SciQuest, Inc.*	9,707
1,383	Seachange International, Inc.*	9,460
3,414	Semtech Corp.*	98,016
550	ServiceSource International, Inc.*	9,240
2,468	ShoreTel, Inc.*	13,253
1,664	Sigma Designs, Inc.*	9,568
1,621	Silicon Graphics International Corp.*	15,708
4,159	Silicon Image, Inc.*	21,502
1,877	Smith Micro Software, Inc.*	4,768
2,981	SolarWinds, Inc.*	111,072
11,040	Sonus Networks, Inc.*	32,237
1,488	Sourcefire, Inc.*	66,990
2,632	Spansion, Inc., Class A*	33,690
441	SPS Commerce, Inc.*	10,959
631	SRS Labs, Inc.*	4,221
1,319	SS&C Technologies Holdings, Inc.*	27,330
554	Stamps.com, Inc.*	14,321
1,204	Standard Microsystems Corp.*	30,810
1,923	STEC, Inc.*	18,634
1,581	STR Holdings, Inc.*	11,225
1,106	Stratasys, Inc.*	40,745
479	Stream Global Services, Inc.*	1,471
1,481	Super Micro Computer, Inc.*	24,496
538	Supertex, Inc.*	9,931
2,537	Support.com, Inc.*	8,372
1,045	Sycamore Networks, Inc.*	19,301
2,264	Symmetricom, Inc.*	13,290
1,682	Synaptics, Inc.*	61,814
1,382	Synchronoss Technologies, Inc.*	46,242
1,316	SYNNEX Corp.*	54,259
806	Syntel, Inc.	41,267
3,846	Take-Two Interactive Software, Inc.*	59,421
2,149	Taleo Corp., Class A*	98,467
536	Tangoe, Inc.*	10,045
764	TechTarget, Inc.*	5,272
2,427	TeleCommunication Systems, Inc., Class A*	6,504
862	TeleNav, Inc.*	5,793
1,327	TeleTech Holdings, Inc.*	20,263
2,674	Tessera Technologies, Inc.*	44,923
3,560	THQ, Inc.*	1,922
6,238	TiVo, Inc.*	70,178
1,332	TNS, Inc.*	24,416
289	Travelzoo, Inc.*	7,341
8,592	TriQuint Semiconductor, Inc.*	55,332
2,719	TTM Technologies, Inc.*	31,840
1,555	Tyler Technologies, Inc.*	58,732
456	Ubiquiti Networks, Inc.*	11,984
1,352	Ultimate Software Group, Inc.*	94,397
1,190	Ultra Clean Holdings*	9,722
1,316	Ultratech, Inc.*	35,808
2,251	Unisys Corp.*	42,049
4,638	United Online, Inc.	23,468
2,013	Universal Display Corp.*	83,157
4,117	ValueClick, Inc.*	85,634
1,414	VASCO Data Security International, Inc.*	12,783
2,131	Veeco Instruments, Inc.*	57,622
1,108	Verint Systems, Inc.*	30,459
1,898	Viasat, Inc.*	87,555
149	Viasystems Group, Inc.*	2,759
2,130	VirnetX Holding Corp.*	45,987
791	Virtusa Corp.*	12,363
643	Vishay Precision Group, Inc.*	9,446
922	Vocus, Inc.*	12,475
1,285	Volterra Semiconductor Corp.*	39,488
4,335	Wave Systems Corp., Class A*	8,713
1,521	Web.com Group, Inc.*	20,138
1,972	Websense, Inc.*	35,516
2,778	Westell Technologies, Inc., Class A*	6,362
2,021	Wright Express Corp.*	125,059
1,499	XO Group, Inc.*	13,551
1,380	X-Rite, Inc.*	6,251
1,482	Xyratex Ltd.	25,372
215	Zillow, Inc.*	6,863
3,474	Zix Corp.*	10,179
832	Zygo Corp.*	15,958
		10,477,942
	Materials - 2.5%

1,614	A. Schulman, Inc.	41,706
874	A.M. Castle & Co.*	10,007
225	AEP Industries, Inc.*	7,850
1,275	AMCOL International Corp.	37,396
1,169	American Vanguard Corp.	19,312
1,510	Balchem Corp.	41,148
4,783	Boise, Inc.	39,364
2,087	Buckeye Technologies, Inc.	71,292
2,954	Calgon Carbon Corp.*	44,635

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,698	Century Aluminum Co.*	$26,467
335	Chase Corp.	4,858
5,038	Chemtura Corp.*	78,190
1,205	Clearwater Paper Corp.*	41,344
4,684	Coeur d’Alene Mines Corp.*	133,213
565	Deltic Timber Corp.	36,844
2,328	Eagle Materials, Inc.	73,053
4,529	Ferro Corp.*	25,136
2,612	Flotek Industries, Inc.*	29,228
977	FutureFuel Corp.	10,796
3,527	General Moly, Inc.*	12,732
1,777	Georgia Gulf Corp.*	57,326
3,297	Globe Specialty Metals, Inc.	46,883
1,486	Gold Resource Corp.	36,333
1,459	Golden Minerals Co.*	12,168
13,528	Golden Star Resources Ltd.*	26,244
8,363	Graphic Packaging Holding Co.*	44,157
2,586	H.B. Fuller Co.	77,916
306	Handy & Harman Ltd.*	3,715
454	Hawkins, Inc.	17,593
638	Haynes International, Inc.	40,379
3,182	Headwaters, Inc.*	9,673
14,607	Hecla Mining Co.	74,204
2,285	Horsehead Holding Corp.*	26,049
1,135	Innophos Holdings, Inc.	57,181
1,240	Innospec, Inc.*	38,390
4,414	Jaguar Mining, Inc.*	27,190
852	Kaiser Aluminum Corp.	41,186
2,044	KapStone Paper and Packaging Corp.*	41,084
375	KMG Chemicals, Inc.	6,506
1,078	Koppers Holdings, Inc.	40,565
1,669	Kraton Performance Polymers, Inc.*	46,382
1,381	Landec Corp.*	8,700
6,914	Louisiana-Pacific Corp.*	56,487
961	LSB Industries, Inc.*	38,651
1,068	Materion Corp.*	31,346
5,516	McEwen Mining, Inc.*	28,849
606	Metals USA Holdings Corp.*	7,926
4,486	Midway Gold Corp.*	7,895
956	Minerals Technologies, Inc.	61,729
1,566	Myers Industries, Inc.	20,859
781	Neenah Paper, Inc.	21,782
472	NewMarket Corp.	86,107
1,189	Noranda Aluminum Holding Corp.	14,268
4,169	Olin Corp.	87,674
478	Olympic Steel, Inc.	11,204
1,622	OM Group, Inc.*	44,573
2,367	Omnova Solutions, Inc.*	12,072
2,282	P. H. Glatfelter Co.	35,622
6,128	Paramount Gold and Silver Corp.*	15,626
4,886	PolyOne Corp.	65,619
670	Quaker Chemical Corp.	27,611
1,311	Revett Minerals, Inc.*	6,031
1,579	RTI International Metals, Inc.*	35,591
843	Schweitzer-Mauduit International, Inc.	59,052
2,070	Senomyx, Inc.*	7,100
2,619	Sensient Technologies Corp.	96,877
1,615	Spartech Corp.*	9,367
424	Stepan Co.	37,070
6,030	Stillwater Mining Co.*	85,626
3,695	SunCoke Energy, Inc.*	52,949
1,192	Texas Industries, Inc.	40,325
7,991	Thompson Creek Metals Co., Inc.*	58,174
694	TPC Group, Inc.*	24,110
1,249	Tredegar Corp.	29,027
1,276	U.S. Energy Corp.*	4,198
136	United States Lime & Minerals, Inc.*	8,282
372	Universal Stainless & Alloy*	12,455
782	Verso Paper Corp.*	1,017
3,717	Vista Gold Corp.*	13,158
2,573	Wausau Paper Corp.	24,032
2,812	Worthington Industries, Inc.	47,438
1,148	Zep, Inc.	17,415
1,453	Zoltek Cos., Inc.*	17,567
		2,927,156
	Telecommunication Services - 0.4%

3,250	8x8, Inc.*	13,942
1,214	AboveNet, Inc.*	84,446
2,363	Alaska Communications Systems Group, Inc.	7,562
490	Atlantic Tele-Network, Inc.	18,777
301	Boingo Wireless, Inc.*	2,878
1,462	Cbeyond, Inc.*	11,228
10,401	Cincinnati Bell, Inc.*	39,004
2,405	Cogent Communications Group, Inc.*	44,300
1,368	Consolidated Communications Holdings, Inc.	25,951
1,128	Fairpoint Communications, Inc.*	4,241
2,168	General Communication, Inc., Class A*	22,959
5,350	Globalstar, Inc.*	4,556
699	HickoryTech Corp.	7,507
727	IDT Corp., Class B	6,579
1,606	inContact, Inc.*	8,560
2,280	Iridium Communications, Inc.*	17,419
3,195	Leap Wireless International, Inc.*	33,356
786	Lumos Networks Corp.	10,061
1,644	Neutral Tandem, Inc.*	18,347
786	NTELOS Holdings Corp.	18,274
1,812	ORBCOMM, Inc.*	5,853
2,733	Premiere Global Services, Inc.*	23,640
1,243	Shenandoah Telecommunications Co.	12,418
736	SureWest Communications	16,494
2,215	Towerstream Corp.*	6,291
1,156	USA Mobility, Inc.	15,860
7,252	Vonage Holdings Corp.*	17,332
		497,835
	Utilities - 1.8%

1,668	Allete, Inc.	69,355
976	American States Water Co.	35,975
381	Artesian Resources Corp., Class A	7,277
5,937	Atlantic Power Corp.	86,027
3,015	Avista Corp.	74,471
2,062	Black Hills Corp.	67,716
631	Cadiz, Inc.*	6,701
2,184	California Water Service Group	41,955
701	Central Vermont Public Service Corp.	24,703
813	CH Energy Group, Inc.	54,203
500	Chesapeake Utilities Corp.	20,535
3,190	Cleco Corp.	122,751
449	Connecticut Water Service, Inc.	12,940
762	Consolidated Water Co., Ltd.	6,302
5,387	Dynegy, Inc.*	7,003
2,203	El Paso Electric Co.	72,104
2,186	Empire District Electric Co. (The)	43,611

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
727	Genie Energy Ltd., Class B	$6,972
2,593	IDACORP, Inc.	104,965
1,172	Laclede Group, Inc. (The)	48,158
1,209	MGE Energy, Inc.	53,027
816	Middlesex Water Co.	15,031
2,165	New Jersey Resources Corp.	101,084
1,396	Northwest Natural Gas Co.	63,895
1,897	NorthWestern Corp.	65,883
939	Ormat Technologies, Inc.	19,005
1,887	Otter Tail Corp.	40,080
3,756	Piedmont Natural Gas Co., Inc.	121,694
4,167	PNM Resources, Inc.	74,923
3,941	Portland General Electric Co.	97,106
738	SJW Corp.	17,631
1,567	South Jersey Industries, Inc.	81,484
2,399	Southwest Gas Corp.	102,317
2,644	UIL Holdings Corp.	93,201
1,920	UniSource Energy Corp.	70,637
572	Unitil Corp.	15,215
2,680	WGL Holdings, Inc.	109,424
665	York Water Co.	11,524
		2,066,885
	Total Common Stocks (Cost $56,938,492)	62,474,383

No. of Rights
	Rights - 0.0%‡
2,661	Pilgrim’s Pride Corp., expiring 02/29/12 at $4.50*^	976
	Total Rights (Cost $—)	976

No. of Warrants
	Warrants - 0.0%
243	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 8.2%
	Federal Home Loan Bank
$1,581,684	0.00%, due 03/01/12	1,581,684
61,296	0.03%, due 03/01/12	61,296
	U.S. Treasury Bills
3,744,000	0.00%, due 03/01/12	3,744,000
4,204,000	0.00%, due 05/24/12	4,203,092
	Total U.S. Government & Agency Securities (Cost $9,590,072)	9,590,072

	Repurchase Agreements (a)(b) - 31.9%
37,128,833	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $37,128,987	37,128,833
	Total Repurchase Agreements (Cost $37,128,833)	37,128,833

	Total Investment Securities (Cost $103,657,397) — 93.7%	109,194,264
	Other assets less liabilities — 6.3%	7,294,073
	Net Assets — 100.0%	$116,488,337

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $976 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $63,109,247.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,123,589
Aggregate gross unrealized depreciation	(1,597,795)
Net unrealized appreciation	$5,525,794
Federal income tax cost of investments	$103,668,470

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	260	03/16/12	$21,057,400	$2,164,078

Cash collateral in the amount of $2,225,895 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$33,904,026	$(966,372)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	55,002,614	(1,123,639)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	35,117,776	(729,130)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	28,556,702	(586,712)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	3,560,073	(72,981)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	22,958,782	1,771,514

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	86,873,242	7,173,695

		$5,466,375

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 50.8%
	Consumer Discretionary - 4.7%

11	Aaron’s, Inc.	$307
6	Abercrombie & Fitch Co., Class A	275
101	American Eagle Outfitters, Inc.	1,469
46	Autoliv, Inc.	3,064
10	AutoNation, Inc.*	341
2	Bally Technologies, Inc.*	86
153	Best Buy Co., Inc.	3,779
22	Big Lots, Inc.*	965
3	Brinker International, Inc.	83
32	Career Education Corp.*	276
98	CarMax, Inc.*	3,008
221	Carnival Corp.	6,694
292	CBS Corp. (Non-Voting), Class B	8,731
30	Chico’s FAS, Inc.	450
14	Choice Hotels International, Inc.	526
21	Clear Channel Outdoor Holdings, Inc., Class A*	278
805	Comcast Corp., Class A	23,651
145	D.R. Horton, Inc.	2,079
7	DeVry, Inc.	249
16	Dillard’s, Inc., Class A	978
26	DISH Network Corp., Class A	758
37	DreamWorks Animation SKG, Inc., Class A*	639
1	DSW, Inc., Class A	56
2	Dunkin’ Brands Group, Inc.*	58
20	Education Management Corp.*	361
21	Expedia, Inc.	715
10	Federal-Mogul Corp.*	172
80	Foot Locker, Inc.	2,334
847	Ford Motor Co.	10,486
73	GameStop Corp., Class A	1,663
124	Gannett Co., Inc.	1,840
183	Gap, Inc. (The)	4,275
52	Garmin Ltd.	2,454
393	General Motors Co.*	10,226
59	Genuine Parts Co.	3,698
4	Groupon, Inc.*	79
65	H&R Block, Inc.	1,059
12	Harman International Industries, Inc.	590
328	Home Depot, Inc. (The)	15,603
2	HomeAway, Inc.*	53
21	Hyatt Hotels Corp., Class A*	870
75	International Game Technology	1,126
149	Interpublic Group of Cos., Inc. (The)	1,746
86	J.C. Penney Co., Inc.	3,406
47	Jarden Corp.	1,658
262	Johnson Controls, Inc.	8,549
20	Kohl’s Corp.	994
21	Lamar Advertising Co., Class A*	687
54	Lear Corp.	2,441
18	Leggett & Platt, Inc.	407
83	Lennar Corp., Class A	1,941
311	Liberty Interactive Corp., Class A*	5,834
61	Liberty Media Corp. - Liberty Capital, Class A*	5,483
674	Lowe’s Cos., Inc.	19,128
193	Macy’s, Inc.	7,328
31	Madison Square Garden Co. (The), Class A*	987
46	Mattel, Inc.	1,492
25	McGraw-Hill Cos., Inc. (The)	1,163
142	MGM Resorts International*	1,955
29	Mohawk Industries, Inc.*	1,842
151	Newell Rubbermaid, Inc.	2,763
1,119	News Corp., Class A	22,235
3	NVR, Inc.*	2,076
1	Orchard Supply Hardware Stores Corp., Class A*	27
4	Pandora Media, Inc.*	52
35	Penn National Gaming, Inc.*	1,489
177	PulteGroup, Inc.*	1,561
26	PVH Corp.	2,210
52	RadioShack Corp.	369
28	Regal Entertainment Group, Class A	387
31	Royal Caribbean Cruises Ltd.	883
4	Sally Beauty Holdings, Inc.*	95
20	Sears Holdings Corp.*	1,393
115	Service Corp. International	1,304
45	Signet Jewelers Ltd.	2,110
369	Staples, Inc.	5,410
338	Target Corp.	19,161
103	Thomson Reuters Corp.	2,985
23	Thor Industries, Inc.	749
518	Time Warner, Inc.	19,275
76	Toll Brothers, Inc.*	1,783
21	TripAdvisor, Inc.*	677
53	TRW Automotive Holdings Corp.*	2,424
45	VF Corp.	6,572
25	Visteon Corp.*	1,343
926	Walt Disney Co. (The)	38,883
3	Washington Post Co. (The), Class B	1,182
155	Wendy’s Co. (The)	786
39	Whirlpool Corp.	2,947
26	Williams-Sonoma, Inc.	1,004
30	WMS Industries, Inc.*	661
76	Wyndham Worldwide Corp.	3,343
		331,584
	Consumer Staples - 4.0%

275	Altria Group, Inc.	8,278
350	Archer-Daniels-Midland Co.	10,920
80	Beam, Inc.	4,406
8	Brown-Forman Corp., Class B	653
57	Bunge Ltd.	3,837
22	Campbell Soup Co.	733
31	Church & Dwight Co., Inc.	1,480
65	Clorox Co. (The)	4,395
37	Coca-Cola Enterprises, Inc.	1,069
25	Colgate-Palmolive Co.	2,330
185	ConAgra Foods, Inc.	4,856
88	Constellation Brands, Inc., Class A*	1,922
8	Corn Products International, Inc.	459
702	CVS Caremark Corp.	31,660
95	Dean Foods Co.*	1,165
34	Energizer Holdings, Inc.*	2,599
81	General Mills, Inc.	3,103
69	H. J. Heinz Co.	3,637
20	Hershey Co. (The)	1,214
33	Hormel Foods Corp.	940
60	J.M. Smucker Co. (The)	4,519
8	Kellogg Co.	419
25	Kimberly-Clark Corp.	1,822
855	Kraft Foods, Inc., Class A	32,550
74	Kroger Co. (The)	1,760
70	Lorillard, Inc.	9,176
22	McCormick & Co., Inc. (Non-Voting)	1,110
86	Mead Johnson Nutrition Co.	6,686
69	Molson Coors Brewing Co., Class B	3,032
87	Philip Morris International, Inc.	7,266
14	Post Holdings, Inc.*	436
1,348	Procter & Gamble Co. (The)	91,017

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
28	Ralcorp Holdings, Inc.*	$2,089
121	Reynolds American, Inc.	5,074
183	Safeway, Inc.	3,925
51	Sara Lee Corp.	1,033
86	Smithfield Foods, Inc.*	2,015
110	SUPERVALU, Inc.	718
156	Tyson Foods, Inc., Class A	2,950
27	Walgreen Co.	895
220	Wal-Mart Stores, Inc.	12,998
		281,146
	Energy - 6.3%

51	Alpha Natural Resources, Inc.*	947
218	Anadarko Petroleum Corp.	18,338
141	Apache Corp.	15,218
98	Arch Coal, Inc.	1,330
21	Atwood Oceanics, Inc.*	999
135	Baker Hughes, Inc.	6,788
33	Cameron International Corp.*	1,838
340	Chesapeake Energy Corp.	8,500
981	Chevron Corp.	107,047
32	Cimarex Energy Co.	2,581
4	Cobalt International Energy, Inc.*	120
687	ConocoPhillips	52,590
35	Denbury Resources, Inc.*	697
219	Devon Energy Corp.	16,055
19	Diamond Offshore Drilling, Inc.	1,301
23	El Paso Corp.	640
37	Energen Corp.	1,969
42	EQT Corp.	2,227
6	EXCO Resources, Inc.	43
668	Exxon Mobil Corp.	57,782
13	Forest Oil Corp.*	168
4	Helmerich & Payne, Inc.	245
157	Hess Corp.	10,192
28	Kinder Morgan, Inc.	987
3	Kosmos Energy Ltd.*	42
369	Marathon Oil Corp.	12,505
184	Marathon Petroleum Corp.	7,645
15	McDermott International, Inc.*	196
85	Murphy Oil Corp.	5,435
149	Nabors Industries Ltd.*	3,245
219	National Oilwell Varco, Inc.	18,074
29	Newfield Exploration Co.*	1,044
73	Noble Energy, Inc.	7,128
300	Occidental Petroleum Corp.	31,311
4	Oil States International, Inc.*	325
71	Patterson-UTI Energy, Inc.	1,379
11	Pioneer Natural Resources Co.	1,206
73	Plains Exploration & Production Co.*	3,217
20	QEP Resources, Inc.	683
57	Quicksilver Resources, Inc.*	316
55	Rowan Cos., Inc.*	2,028
11	SEACOR Holdings, Inc.*	1,088
6	SM Energy Co.	472
65	Southern Union Co.	2,856
336	Spectra Energy Corp.	10,544
56	Sunoco, Inc.	2,163
22	Teekay Corp.	634
74	Tesoro Corp.*	1,963
25	Tidewater, Inc.	1,487
22	Unit Corp.*	1,047
295	Valero Energy Corp.	7,225
304	Williams Cos., Inc. (The)	9,083
101	WPX Energy, Inc.*	1,834
		444,777
	Financials - 13.1%

175	ACE Ltd.	12,549
8	Affiliated Managers Group, Inc.*	851
242	Aflac, Inc.	11,435
32	Alexandria Real Estate Equities, Inc. (REIT)	2,294
3	Alleghany Corp.*	974
20	Allied World Assurance Co. Holdings AG	1,319
271	Allstate Corp. (The)	8,518
116	American Capital Agency Corp. (REIT)	3,562
170	American Capital Ltd.*	1,515
215	American Express Co.	11,371
39	American Financial Group, Inc./OH	1,461
229	American International Group, Inc.*	6,691
4	American National Insurance Co.	288
117	Ameriprise Financial, Inc.	6,524
492	Annaly Capital Management, Inc. (REIT)	8,177
171	Aon Corp.	8,005
20	Apartment Investment & Management Co., Class A (REIT)	497
68	Arch Capital Group Ltd.*	2,519
115	Ares Capital Corp.	1,917
57	Arthur J. Gallagher & Co.	1,945
37	Aspen Insurance Holdings Ltd.	982
90	Associated Banc-Corp	1,192
50	Assurant, Inc.	2,124
95	Assured Guaranty Ltd.	1,596
49	AvalonBay Communities, Inc. (REIT)	6,354
67	Axis Capital Holdings Ltd.	2,067
5,245	Bank of America Corp.	41,803
25	Bank of Hawaii Corp.	1,150
643	Bank of New York Mellon Corp. (The)	14,217
18	BankUnited, Inc.	415
360	BB&T Corp.	10,530
906	Berkshire Hathaway, Inc., Class B*	71,076
22	BlackRock, Inc.	4,378
13	BOK Financial Corp.	698
13	Boston Properties, Inc. (REIT)	1,320
70	Brandywine Realty Trust (REIT)	757
39	BRE Properties, Inc. (REIT)	1,889
60	Brown & Brown, Inc.	1,418
11	Camden Property Trust (REIT)	682
258	Capital One Financial Corp.	13,055
133	CapitalSource, Inc.	898
87	Capitol Federal Financial, Inc.	1,017
532	Chimera Investment Corp. (REIT)	1,633
141	Chubb Corp. (The)	9,582
76	Cincinnati Financial Corp.	2,673
104	CIT Group, Inc.*	4,234
1,504	Citigroup, Inc.	50,113
24	City National Corp./CA	1,128
35	CME Group, Inc.	10,132
14	CNA Financial Corp.	395
104	Comerica, Inc.	3,088
40	Commerce Bancshares, Inc./MO	1,544
43	CommonWealth REIT (REIT)	800
25	Corporate Office Properties Trust (REIT)	613
28	Cullen/Frost Bankers, Inc.	1,581
119	DDR Corp. (REIT)	1,681
254	Discover Financial Services	7,623
72	Douglas Emmett, Inc. (REIT)	1,517

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
131	Duke Realty Corp. (REIT)	$1,818
130	E*Trade Financial Corp.*	1,252
77	East West Bancorp, Inc.	1,703
21	Endurance Specialty Holdings Ltd.	808
141	Equity Residential (REIT)	8,022
7	Essex Property Trust, Inc. (REIT)	980
24	Everest Re Group Ltd.	2,108
8	Federal Realty Investment Trust (REIT)	763
9	Federated Investors, Inc., Class B	184
116	Fidelity National Financial, Inc., Class A	2,002
476	Fifth Third Bancorp	6,478
3	First Citizens BancShares, Inc./NC, Class A	528
136	First Horizon National Corp.	1,278
180	First Niagara Financial Group, Inc.	1,721
38	First Republic Bank/CA*	1,140
71	Forest City Enterprises, Inc., Class A*	1,038
103	Fulton Financial Corp.	1,009
292	General Growth Properties, Inc. (REIT)	4,751
254	Genworth Financial, Inc., Class A*	2,309
268	Goldman Sachs Group, Inc. (The)	30,858
24	Hanover Insurance Group, Inc. (The)	980
230	Hartford Financial Services Group, Inc.	4,763
55	HCC Insurance Holdings, Inc.	1,680
210	HCP, Inc. (REIT)	8,295
110	Health Care REIT, Inc. (REIT)	5,988
64	Hospitality Properties Trust (REIT)	1,583
355	Host Hotels & Resorts, Inc. (REIT)	5,602
11	Howard Hughes Corp. (The)*	611
220	Hudson City Bancorp, Inc.	1,507
447	Huntington Bancshares, Inc./OH	2,613
19	Interactive Brokers Group, Inc., Class A	301
239	Invesco Ltd.	5,920
96	Janus Capital Group, Inc.	847
70	Jefferies Group, Inc.	1,170
5	Jones Lang LaSalle, Inc.	407
2,057	JPMorgan Chase & Co.	80,717
26	Kemper Corp.	744
492	KeyCorp	3,985
211	Kimco Realty Corp. (REIT)	3,878
72	Legg Mason, Inc.	1,972
102	Leucadia National Corp.	2,906
60	Liberty Property Trust (REIT)	2,035
162	Lincoln National Corp.	4,024
164	Loews Corp.	6,419
3	LPL Investment Holdings, Inc.*	102
65	M&T Bank Corp.	5,305
43	Macerich Co. (The) (REIT)	2,322
45	Mack-Cali Realty Corp. (REIT)	1,287
5	Markel Corp.*	2,040
284	Marsh & McLennan Cos., Inc.	8,861
77	MBIA, Inc.*	830
14	Mercury General Corp.	600
425	MetLife, Inc.	16,384
799	Morgan Stanley	14,813
56	NASDAQ OMX Group, Inc. (The)*	1,475
226	New York Community Bancorp, Inc.	2,940
112	Northern Trust Corp.	4,974
94	NYSE Euronext	2,798
134	Old Republic International Corp.	1,455
35	PartnerRe Ltd.	2,220
158	People’s United Financial, Inc.	1,989
89	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,568
33	Plum Creek Timber Co., Inc. (REIT)	1,292
272	PNC Financial Services Group, Inc.	16,189
530	Popular, Inc.*	1,007
158	Principal Financial Group, Inc.	4,370
321	Progressive Corp. (The)	6,876
238	ProLogis, Inc. (REIT)	8,011
44	Protective Life Corp.	1,222
252	Prudential Financial, Inc.	15,412
4	Public Storage (REIT)	536
57	Raymond James Financial, Inc.	2,016
69	Realty Income Corp. (REIT)	2,545
47	Regency Centers Corp. (REIT)	2,011
650	Regions Financial Corp.	3,744
38	Reinsurance Group of America, Inc.	2,191
27	RenaissanceRe Holdings Ltd.	1,943
11	Rouse Properties, Inc. (REIT)*	161
84	Senior Housing Properties Trust (REIT)	1,798
28	Simon Property Group, Inc. (REIT)	3,793
46	SL Green Realty Corp. (REIT)	3,498
273	SLM Corp.	4,303
34	St. Joe Co. (The)*	548
23	StanCorp Financial Group, Inc.	915
261	State Street Corp.	11,022
278	SunTrust Banks, Inc.	6,383
406	Synovus Financial Corp.	861
29	Taubman Centers, Inc. (REIT)	2,003
82	TCF Financial Corp.	884
41	TFS Financial Corp.*	383
54	Torchmark Corp.	2,616
30	Transatlantic Holdings, Inc.	1,818
203	Travelers Cos., Inc. (The)	11,768
997	U.S. Bancorp	29,312
104	UDR, Inc. (REIT)	2,602
151	Unum Group	3,481
34	Validus Holdings Ltd.	1,037
96	Valley National Bancorp	1,201
52	Ventas, Inc. (REIT)	2,908
85	Vornado Realty Trust (REIT)	6,947
59	W. R. Berkley Corp.	2,109
57	Washington Federal, Inc.	923
62	Weingarten Realty Investors (REIT)	1,544
2,368	Wells Fargo & Co.	74,095
198	Weyerhaeuser Co. (REIT)	4,136
4	White Mountains Insurance Group Ltd.	1,985
160	XL Group plc	3,328
95	Zions Bancorp.	1,805
		921,559
	Health Care - 6.2%

49	Abbott Laboratories	2,774
196	Aetna, Inc.	9,165
44	Alere, Inc.*	1,119
19	Allscripts Healthcare Solutions, Inc.*	367
8	AMERIGROUP Corp.*	543
412	Amgen, Inc.	27,995
30	Baxter International, Inc.	1,744
10	Bio-Rad Laboratories, Inc., Class A*	1,019
751	Boston Scientific Corp.*	4,671
883	Bristol-Myers Squibb Co.	28,406
7	Brookdale Senior Living, Inc.*	130
91	Cardinal Health, Inc.	3,781
79	CareFusion Corp.*	2,039
148	Cigna Corp.	6,528

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
49	Community Health Systems, Inc.*	$1,237
17	Cooper Cos., Inc. (The)	1,351
77	Coventry Health Care, Inc.*	2,517
120	Covidien plc	6,270
43	DENTSPLY International, Inc.	1,663
354	Eli Lilly & Co.	13,891
138	Forest Laboratories, Inc.*	4,488
23	HCA Holdings, Inc.	613
43	Health Net, Inc.*	1,623
22	Henry Schein, Inc.*	1,628
3	Hill-Rom Holdings, Inc.	102
135	Hologic, Inc.*	2,799
14	Hospira, Inc.*	499
87	Humana, Inc.	7,578
1,129	Johnson & Johnson	73,475
84	Life Technologies Corp.*	3,974
25	LifePoint Hospitals, Inc.*	974
76	Medtronic, Inc.	2,897
1,598	Merck & Co., Inc.	60,996
22	Mylan, Inc.*	516
60	Omnicare, Inc.	2,111
29	Patterson Cos., Inc.	926
58	PerkinElmer, Inc.	1,566
4,089	Pfizer, Inc.	86,278
121	QIAGEN N.V.*	1,849
7	Quest Diagnostics, Inc.	406
21	Teleflex, Inc.	1,245
212	Tenet Healthcare Corp.*	1,198
198	Thermo Fisher Scientific, Inc.*	11,211
561	UnitedHealth Group, Inc.	31,276
45	VCA Antech, Inc.*	990
12	Vertex Pharmaceuticals, Inc.*	467
8	Warner Chilcott plc, Class A*	134
4	Watson Pharmaceuticals, Inc.*	233
180	WellPoint, Inc.	11,813
93	Zimmer Holdings, Inc.*	5,650
		436,725
	Industrials - 4.7%

43	3M Co.	3,767
34	AECOM Technology Corp.*	794
49	AGCO Corp.*	2,530
18	Air Lease Corp.*	443
22	Alexander & Baldwin, Inc.	1,021
16	Alliant Techsystems, Inc.	960
10	Armstrong World Industries, Inc.*	512
52	Avery Dennison Corp.	1,586
3	BE Aerospace, Inc.*	137
43	Boeing Co. (The)	3,223
29	Carlisle Cos., Inc.	1,415
22	Chicago Bridge & Iron Co. N.V.	1,023
58	Cintas Corp.	2,236
14	CNH Global N.V.*	601
26	Con-way, Inc.	768
30	Cooper Industries plc	1,837
4	Copa Holdings S.A., Class A	286
52	Corrections Corp. of America*	1,303
55	Covanta Holding Corp.	898
25	Crane Co.	1,214
175	Delta Air Lines, Inc.*	1,717
21	Dover Corp.	1,344
110	Eaton Corp.	5,741
60	Equifax, Inc.	2,522
95	Exelis, Inc.	998
154	FedEx Corp.	13,858
3	Flowserve Corp.	356
80	Fortune Brands Home & Security, Inc.*	1,547
24	GATX Corp.	1,044
13	General Cable Corp.*	403
172	General Dynamics Corp.	12,596
5,489	General Electric Co.	104,565
38	Goodrich Corp.	4,787
63	GrafTech International Ltd.*	801
38	Harsco Corp.	845
31	Hubbell, Inc., Class B	2,332
25	Huntington Ingalls Industries, Inc.*	897
4	IDEX Corp.	167
15	Illinois Tool Works, Inc.	835
33	Ingersoll-Rand plc	1,316
48	ITT Corp.	1,198
66	Jacobs Engineering Group, Inc.*	3,050
14	Kansas City Southern*	974
12	KAR Auction Services, Inc.*	193
73	KBR, Inc.	2,651
37	Kennametal, Inc.	1,705
8	Kirby Corp.*	549
52	L-3 Communications Holdings, Inc.	3,653
17	Lincoln Electric Holdings, Inc.	785
17	Lockheed Martin Corp.	1,503
43	Manpower, Inc.	1,852
17	Navistar International Corp.*	710
6	Nielsen Holdings N.V.*	177
171	Norfolk Southern Corp.	11,782
135	Northrop Grumman Corp.	8,074
47	Oshkosh Corp.*	1,096
65	Owens Corning*	2,057
46	Parker Hannifin Corp.	4,131
51	Pentair, Inc.	1,963
95	Pitney Bowes, Inc.	1,722
112	Quanta Services, Inc.*	2,341
97	R.R. Donnelley & Sons Co.	1,341
184	Raytheon Co.	9,296
20	Regal-Beloit Corp.	1,350
166	Republic Services, Inc.	4,952
27	Ryder System, Inc.	1,437
34	Shaw Group, Inc. (The)*	984
25	Snap-on, Inc.	1,528
338	Southwest Airlines Co.	3,035
48	Spirit Aerosystems Holdings, Inc., Class A*	1,150
19	SPX Corp.	1,390
87	Stanley Black & Decker, Inc.	6,682
57	Terex Corp.*	1,447
135	Textron, Inc.	3,714
21	Thomas & Betts Corp.*	1,517
7	Timken Co.	367
24	Towers Watson & Co., Class A	1,535
41	Trinity Industries, Inc.	1,425
243	Tyco International Ltd.	12,592
213	Union Pacific Corp.	23,483
26	United Continental Holdings, Inc.*	537
26	United Technologies Corp.	2,181
41	URS Corp.*	1,790
5	UTi Worldwide, Inc.	81
10	Verisk Analytics, Inc., Class A*	435
7	Waste Connections, Inc.	228
245	Waste Management, Inc.	8,570
12	WESCO International, Inc.*	755
95	Xylem, Inc.	2,468
		333,661

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology - 4.6%

219	Activision Blizzard, Inc.	$2,617
9	Akamai Technologies, Inc.*	324
90	Amdocs Ltd.*	2,760
50	AOL, Inc.*	898
639	Applied Materials, Inc.	7,821
51	Arrow Electronics, Inc.*	2,048
15	Atmel Corp.*	152
75	Avnet, Inc.*	2,681
25	AVX Corp.	331
6	Booz Allen Hamilton Holding Corp.	110
4	Broadridge Financial Solutions, Inc.	97
245	Brocade Communications Systems, Inc.*	1,416
199	CA, Inc.	5,379
2,847	Cisco Systems, Inc.	56,598
80	Computer Sciences Corp.	2,541
30	Compuware Corp.*	270
50	CoreLogic, Inc.*	769
813	Corning, Inc.	10,602
53	Cree, Inc.*	1,605
224	Dell, Inc.*	3,875
34	Diebold, Inc.	1,330
15	DST Systems, Inc.	795
271	eBay, Inc.*	9,686
20	EchoStar Corp., Class A*	599
66	Fairchild Semiconductor International, Inc.*	963
136	Fidelity National Information Services, Inc.	4,315
15	Fiserv, Inc.*	995
8	Freescale Semiconductor Holdings I Ltd.*	129
4	Fusion-io, Inc.*	109
15	Genpact Ltd.*	240
45	Harris Corp.	1,963
1,028	Hewlett-Packard Co.	26,019
39	IAC/InterActiveCorp	1,778
83	Ingram Micro, Inc., Class A*	1,588
2,744	Intel Corp.	73,759
36	International Rectifier Corp.*	808
33	Intersil Corp., Class A	374
21	Itron, Inc.*	933
17	Jabil Circuit, Inc.	439
20	KLA-Tencor Corp.	968
39	Lexmark International, Inc., Class A	1,438
207	LSI Corp.*	1,780
263	Marvell Technology Group Ltd.*	3,945
49	MEMC Electronic Materials, Inc.*	193
449	Micron Technology, Inc.*	3,839
70	Molex, Inc.	1,897
67	Monster Worldwide, Inc.*	465
135	Motorola Mobility Holdings, Inc.*	5,360
146	Motorola Solutions, Inc.	7,271
18	NCR Corp.*	391
36	Novellus Systems, Inc.*	1,673
13	Paychex, Inc.	407
114	PMC-Sierra, Inc.*	783
9	QLogic Corp.*	155
101	SAIC, Inc.*	1,234
123	SanDisk Corp.*	6,084
2	Silicon Laboratories, Inc.*	90
51	SunPower Corp.*	384
71	Synopsys, Inc.*	2,163
22	Tech Data Corp.*	1,177
188	Tellabs, Inc.	744
96	Teradyne, Inc.*	1,576
219	Texas Instruments, Inc.	7,304
84	Total System Services, Inc.	1,838
183	Visa, Inc., Class A	21,296
75	Vishay Intertechnology, Inc.*	920
120	Western Digital Corp.*	4,710
725	Xerox Corp.	5,967
674	Yahoo!, Inc.*	9,995
		325,763
	Materials - 1.4%

46	AK Steel Holding Corp.	364
551	Alcoa, Inc.	5,604
35	Aptargroup, Inc.	1,847
41	Ashland, Inc.	2,606
55	Bemis Co., Inc.	1,725
34	Cabot Corp.	1,377
6	CF Industries Holdings, Inc.	1,116
60	Commercial Metals Co.	797
25	Cytec Industries, Inc.	1,487
19	Domtar Corp.	1,822
608	Dow Chemical Co. (The)	20,374
20	Greif, Inc., Class A	1,024
80	Huntsman Corp.	1,093
178	International Paper Co.	6,257
151	LyondellBasell Industries N.V., Class A	6,520
13	Martin Marietta Materials, Inc.	1,116
88	MeadWestvaco Corp.	2,665
252	Newmont Mining Corp.	14,969
164	Nucor Corp.	7,139
85	Owens-Illinois, Inc.*	2,032
5	Packaging Corp. of America	148
33	Reliance Steel & Aluminum Co.	1,773
2	Rockwood Holdings, Inc.*	106
68	RPM International, Inc.	1,623
8	Schnitzer Steel Industries, Inc., Class A	361
3	Scotts Miracle-Gro Co. (The), Class A	141
99	Sealed Air Corp.	1,943
52	Sonoco Products Co.	1,708
31	Steel Dynamics, Inc.	459
21	Titanium Metals Corp.	308
74	United States Steel Corp.	2,014
43	Valspar Corp.	1,993
67	Vulcan Materials Co.	2,986
8	Westlake Chemical Corp.	482
4	WR Grace & Co.*	228
		98,207
	Telecommunication Services - 2.3%

3,065	AT&T, Inc.	93,758
317	CenturyLink, Inc.	12,759
16	Clearwire Corp., Class A*	37
515	Frontier Communications Corp.	2,364
70	Level 3 Communications, Inc.*	1,702
11	NII Holdings, Inc.*	197
1,548	Sprint Nextel Corp.*	3,823
51	Telephone & Data Systems, Inc.	1,289
11	tw telecom, inc.*	237
7	United States Cellular Corp.*	302
1,133	Verizon Communications, Inc.	43,179
126	Windstream Corp.	1,522
		161,169
	Utilities - 3.5%

340	AES Corp. (The)*	4,610

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
60	AGL Resources, Inc.	$2,392
57	Alliant Energy Corp.	2,430
125	Ameren Corp.	4,009
249	American Electric Power Co., Inc.	9,365
91	American Water Works Co., Inc.	3,120
64	Aqua America, Inc.	1,421
47	Atmos Energy Corp.	1,444
199	Calpine Corp.*	3,047
220	CenterPoint Energy, Inc.	4,288
131	CMS Energy Corp.	2,805
151	Consolidated Edison, Inc.	8,773
96	Constellation Energy Group, Inc.	3,481
298	Dominion Resources, Inc.	15,040
88	DTE Energy Co.	4,751
689	Duke Energy Corp.	14,414
169	Edison International	7,076
92	Entergy Corp.	6,130
343	Exelon Corp.	13,401
216	FirstEnergy Corp.	9,567
399	GenOn Energy, Inc.*	982
70	Great Plains Energy, Inc.	1,385
49	Hawaiian Electric Industries, Inc.	1,227
41	Integrys Energy Group, Inc.	2,133
98	MDU Resources Group, Inc.	2,127
37	National Fuel Gas Co.	1,862
218	NextEra Energy, Inc.	12,973
145	NiSource, Inc.	3,480
91	Northeast Utilities	3,267
125	NRG Energy, Inc.*	2,138
54	NSTAR	2,533
122	NV Energy, Inc.	1,913
51	OGE Energy Corp.	2,676
51	ONEOK, Inc.	4,215
117	Pepco Holdings, Inc.	2,274
206	PG&E Corp.	8,586
56	Pinnacle West Capital Corp.	2,634
299	PPL Corp.	8,536
152	Progress Energy, Inc.	8,068
262	Public Service Enterprise Group, Inc.	8,064
92	Questar Corp.	1,768
60	SCANA Corp.	2,700
124	Sempra Energy	7,346
439	Southern Co. (The)	19,399
111	TECO Energy, Inc.	1,992
58	UGI Corp.	1,639
42	Vectren Corp.	1,227
59	Westar Energy, Inc.	1,624
121	Wisconsin Energy Corp.	4,124
251	Xcel Energy, Inc.	6,649
		251,105
	Total Common Stocks (Cost $3,216,183)	3,585,696

No. of Rights
	Rights - 0.0%
11	Rouse Properties, Inc., expiring 03/16/12 at $15.00*^	—
	Total Rights (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 1.6%
	Federal Home Loan Bank
$110,050	0.00%, due 03/01/12	$110,050
4,265	0.03%, due 03/01/12	4,265
	Total U.S. Government & Agency Securities (Cost $114,315)	114,315

	Repurchase Agreements (a)(b) - 33.3%
2,347,211	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,347,221	2,347,211
	Total Repurchase Agreements (Cost $2,347,211)	2,347,211

	Total Investment Securities (Cost $5,677,709) — 85.7%	6,047,222
	Other assets less liabilities — 14.3%	1,009,097
	Net Assets — 100.0%	$7,056,319

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,738,181.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$286,944
Aggregate gross unrealized depreciation	(116,847)
Net unrealized appreciation	$170,097
Federal income tax cost of investments	$5,877,125

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$199,136	$2,338

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	3,825,118	41,645

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	3,727,501	710,443

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,774,772	223,238

		$977,664

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 47.6%
	Consumer Discretionary - 6.8%

51	Aaron’s, Inc.	$1,425
69	Abercrombie & Fitch Co., Class A	3,160
68	Advance Auto Parts, Inc.	5,805
334	Amazon.com, Inc.*	60,016
50	AMC Networks, Inc., Class A*	2,270
102	Apollo Group, Inc., Class A*	4,349
17	AutoNation, Inc.*	579
23	AutoZone, Inc.*	8,613
37	Bally Technologies, Inc.*	1,589
229	Bed Bath & Beyond, Inc.*	13,680
21	Big Lots, Inc.*	921
101	BorgWarner, Inc.*	8,367
68	Brinker International, Inc.	1,876
200	Cablevision Systems Corp., Class A	2,846
34	CarMax, Inc.*	1,043
95	CBS Corp. (Non-Voting), Class B	2,841
50	Charter Communications, Inc., Class A*	3,171
108	Chico’s FAS, Inc.	1,621
29	Chipotle Mexican Grill, Inc.*	11,316
2	Choice Hotels International, Inc.	75
270	Coach, Inc.	20,207
1,105	Comcast Corp., Class A	32,465
118	Darden Restaurants, Inc.	6,017
36	Deckers Outdoor Corp.*	2,691
51	DeVry, Inc.	1,812
87	Dick’s Sporting Goods, Inc.	3,894
648	DIRECTV, Class A*	30,015
243	Discovery Communications, Inc., Class A*	11,336
138	DISH Network Corp., Class A	4,025
91	Dollar General Corp.*	3,827
112	Dollar Tree, Inc.*	9,913
20	DSW, Inc., Class A	1,128
20	Dunkin’ Brands Group, Inc.*	581
52	Expedia, Inc.	1,771
112	Family Dollar Stores, Inc.	6,047
1,921	Ford Motor Co.	23,782
48	Fossil, Inc.*	5,855
7	Garmin Ltd.	330
131	Gentex Corp.	3,098
39	Genuine Parts Co.	2,445
224	Goodyear Tire & Rubber Co. (The)*	2,881
30	Groupon, Inc.*	591
60	Guess?, Inc.	2,079
165	H&R Block, Inc.	2,690
89	Hanesbrands, Inc.*	2,557
217	Harley-Davidson, Inc.	10,108
42	Harman International Industries, Inc.	2,063
106	Hasbro, Inc.	3,744
885	Home Depot, Inc. (The)	42,099
5	HomeAway, Inc.*	132
2	Hyatt Hotels Corp., Class A*	83
142	International Game Technology	2,133
158	Interpublic Group of Cos., Inc. (The)	1,852
24	ITT Educational Services, Inc.*	1,647
43	John Wiley & Sons, Inc., Class A	1,952
158	Johnson Controls, Inc.	5,156
197	Kohl’s Corp.	9,787
16	Lamar Advertising Co., Class A*	523
360	Las Vegas Sands Corp.*	20,020
99	Leggett & Platt, Inc.	2,240
255	Liberty Global, Inc., Class A*	12,796
229	Limited Brands, Inc.	10,655
134	LKQ Corp.*	4,269
49	Macy’s, Inc.	1,861
238	Marriott International, Inc., Class A	8,397
24	Marriott Vacations Worldwide Corp.*	598
237	Mattel, Inc.	7,688
953	McDonald’s Corp.	94,614
210	McGraw-Hill Cos., Inc. (The)	9,773
72	MGM Resorts International*	991
22	Morningstar, Inc.	1,317
51	Netflix, Inc.*	5,647
328	NIKE, Inc., Class B	35,398
142	Nordstrom, Inc.	7,614
258	Omnicom Group, Inc.	12,756
118	O’Reilly Automotive, Inc.*	10,207
8	Pandora Media, Inc.*	105
27	Panera Bread Co., Class A*	4,174
104	PetSmart, Inc.	5,797
59	Polaris Industries, Inc.	3,898
46	priceline.com, Inc.*	28,843
8	PVH Corp.	680
58	Ralph Lauren Corp.	10,076
25	Regal Entertainment Group, Class A	346
216	Ross Stores, Inc.	11,519
69	Royal Caribbean Cruises Ltd.	1,966
81	Sally Beauty Holdings, Inc.*	1,928
82	Scripps Networks Interactive, Inc., Class A	3,706
3,626	Sirius XM Radio, Inc.*	8,195
689	Starbucks Corp.	33,458
179	Starwood Hotels & Resorts Worldwide, Inc.	9,648
34	Target Corp.	1,927
59	Tempur-Pedic International, Inc.*	4,661
50	Tesla Motors, Inc.*	1,671
163	Thomson Reuters Corp.	4,724
117	Tiffany & Co.	7,606
293	Time Warner Cable, Inc.	23,247
710	TJX Cos., Inc.	25,993
66	Tractor Supply Co.	5,641
52	TripAdvisor, Inc.*	1,676
53	Tupperware Brands Corp.	3,323
42	Ulta Salon Cosmetics & Fragrance, Inc.*	3,496
33	Under Armour, Inc., Class A*	2,945
100	Urban Outfitters, Inc.*	2,839
507	Viacom, Inc., Class B	24,143
256	Virgin Media, Inc.	6,451
3	Visteon Corp.*	161
27	Weight Watchers International, Inc.	2,105
50	Williams-Sonoma, Inc.	1,930
59	Wynn Resorts Ltd.	6,994
428	Yum! Brands, Inc.	28,351
		929,943
	Consumer Staples - 5.6%

1,435	Altria Group, Inc.	43,194
395	Avon Products, Inc.	7,383
80	Brown-Forman Corp., Class B	6,532
35	Bunge Ltd.	2,356
123	Campbell Soup Co.	4,098
76	Church & Dwight Co., Inc.	3,628
7	Clorox Co. (The)	473
1,815	Coca-Cola Co. (The)	126,796
213	Coca-Cola Enterprises, Inc.	6,156
405	Colgate-Palmolive Co.	37,738
47	ConAgra Foods, Inc.	1,234
57	Corn Products International, Inc.	3,269

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
401	Costco Wholesale Corp.	$34,510
203	Dr. Pepper Snapple Group, Inc.	7,724
207	Estee Lauder Cos., Inc. (The), Class A	12,118
103	Flowers Foods, Inc.	1,971
442	General Mills, Inc.	16,933
113	Green Mountain Coffee Roasters, Inc.*	7,342
173	H. J. Heinz Co.	9,119
110	Herbalife Ltd.	7,283
104	Hershey Co. (The)	6,313
67	Hormel Foods Corp.	1,907
211	Kellogg Co.	11,046
316	Kimberly-Clark Corp.	23,030
393	Kroger Co. (The)	9,349
83	McCormick & Co., Inc. (Non-Voting)	4,187
34	Mead Johnson Nutrition Co.	2,644
129	Monster Beverage Corp.*	7,378
1,452	PepsiCo, Inc.	91,389
1,479	Philip Morris International, Inc.	123,526
172	Procter & Gamble Co. (The)	11,613
94	Reynolds American, Inc.	3,941
446	Sara Lee Corp.	9,032
536	Sysco Corp.	15,769
794	Walgreen Co.	26,329
1,239	Wal-Mart Stores, Inc.	73,200
142	Whole Foods Market, Inc.	11,465
		771,975
	Energy - 5.1%

117	Alpha Natural Resources, Inc.*	2,172
69	Anadarko Petroleum Corp.	5,804
101	Apache Corp.	10,901
21	Arch Coal, Inc.	285
15	Atwood Oceanics, Inc.*	713
159	Baker Hughes, Inc.	7,994
192	Cabot Oil & Gas Corp.	6,697
166	Cameron International Corp.*	9,248
18	CARBO Ceramics, Inc.	1,650
105	Chevron Corp.	11,458
21	Cimarex Energy Co.	1,694
101	Cobalt International Energy, Inc.*	3,036
95	Concho Resources, Inc.*	10,150
208	CONSOL Energy, Inc.	7,451
38	Continental Resources, Inc.*	3,446
42	Core Laboratories N.V.	5,110
308	Denbury Resources, Inc.*	6,132
30	Diamond Offshore Drilling, Inc.	2,054
69	Dresser-Rand Group, Inc.*	3,624
665	El Paso Corp.	18,494
247	EOG Resources, Inc.	28,123
48	EQT Corp.	2,545
125	EXCO Resources, Inc.	891
3,340	Exxon Mobil Corp.	288,910
221	FMC Technologies, Inc.*	11,145
82	Forest Oil Corp.*	1,060
841	Halliburton Co.	30,772
81	Helmerich & Payne, Inc.	4,965
175	HollyFrontier Corp.	5,710
107	Kinder Morgan, Inc.	3,771
25	Kosmos Energy Ltd.*	350
189	McDermott International, Inc.*	2,468
27	Murphy Oil Corp.	1,726
71	Newfield Exploration Co.*	2,556
33	Noble Energy, Inc.	3,222
215	Occidental Petroleum Corp.	22,440
100	Oceaneering International, Inc.	5,427
40	Oil States International, Inc.*	3,249
16	Patterson-UTI Energy, Inc.	311
249	Peabody Energy Corp.	8,685
87	Pioneer Natural Resources Co.	9,539
127	QEP Resources, Inc.	4,336
7	Quicksilver Resources, Inc.*	39
148	Range Resources Corp.	9,425
19	Rowan Cos., Inc.*	701
39	RPC, Inc.	624
377	SandRidge Energy, Inc.*	3,269
1,247	Schlumberger Ltd.	96,780
47	SM Energy Co.	3,700
320	Southwestern Energy Co.*	10,579
142	Superior Energy Services, Inc.*	4,166
3	Tidewater, Inc.	178
141	Ultra Petroleum Corp.*	3,519
108	Whiting Petroleum Corp.*	6,333
		699,627
	Financials - 2.0%

34	Affiliated Managers Group, Inc.*	3,617
584	American Express Co.	30,888
364	American Tower Corp. (REIT)	22,779
74	Apartment Investment & Management Co., Class A (REIT)	1,838
39	BlackRock, Inc.	7,761
110	Boston Properties, Inc. (REIT)	11,170
52	Camden Property Trust (REIT)	3,224
48	CBOE Holdings, Inc.	1,323
268	CBRE Group, Inc., Class A*	4,912
962	Charles Schwab Corp. (The)	13,353
21	Corporate Office Properties Trust (REIT)	515
92	Digital Realty Trust, Inc. (REIT)	6,670
50	Discover Financial Services	1,500
109	Eaton Vance Corp.	3,140
20	Equity Residential (REIT)	1,138
25	Erie Indemnity Co., Class A	1,903
17	Essex Property Trust, Inc. (REIT)	2,380
43	Federal Realty Investment Trust (REIT)	4,100
67	Federated Investors, Inc., Class B	1,373
133	Franklin Resources, Inc.	15,679
20	Green Dot Corp., Class A*	639
27	Greenhill & Co., Inc.	1,187
44	Hudson City Bancorp, Inc.	301
68	IntercontinentalExchange, Inc.*	9,381
31	Jones Lang LaSalle, Inc.	2,524
102	Lazard Ltd., Class A	3,107
27	LPL Investment Holdings, Inc.*	921
43	Macerich Co. (The) (REIT)	2,322
183	Moody’s Corp.	7,066
110	MSCI, Inc., Class A*	3,892
14	NASDAQ OMX Group, Inc. (The)*	369
74	NYSE Euronext	2,203
65	People’s United Financial, Inc.	818
90	Plum Creek Timber Co., Inc. (REIT)	3,524
122	Public Storage (REIT)	16,357
112	Rayonier, Inc. (REIT)	4,986
134	SEI Investments Co.	2,646
220	Simon Property Group, Inc. (REIT)	29,806
239	T. Rowe Price Group, Inc.	14,720
201	TD Ameritrade Holding Corp.	3,753
15	UDR, Inc. (REIT)	375
10	Validus Holdings Ltd.	305
141	Ventas, Inc. (REIT)	7,885

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19	Vornado Realty Trust (REIT)	$1,553
79	Waddell & Reed Financial, Inc., Class A	2,493
316	Wells Fargo & Co.	9,888
144	Weyerhaeuser Co. (REIT)	3,008
		275,292
	Health Care - 4.9%

1,341	Abbott Laboratories	75,914
320	Agilent Technologies, Inc.*	13,958
169	Alexion Pharmaceuticals, Inc.*	14,150
280	Allergan, Inc.	25,085
141	Allscripts Healthcare Solutions, Inc.*	2,724
27	AMERIGROUP Corp.*	1,834
237	AmerisourceBergen Corp.	8,852
120	Amylin Pharmaceuticals, Inc.*	2,051
472	Baxter International, Inc.	27,437
201	Becton, Dickinson and Co.	15,320
222	Biogen Idec, Inc.*	25,856
102	BioMarin Pharmaceutical, Inc.*	3,647
78	Brookdale Senior Living, Inc.*	1,454
78	Bruker Corp.*	1,250
79	C.R. Bard, Inc.	7,396
161	Cardinal Health, Inc.	6,690
64	CareFusion Corp.*	1,652
39	Catalyst Health Solutions, Inc.*	2,419
403	Celgene Corp.*	29,550
131	Cerner Corp.*	9,672
47	Charles River Laboratories International, Inc.*	1,651
11	Cooper Cos., Inc. (The)	874
56	Covance, Inc.*	2,673
243	Covidien plc	12,697
88	DaVita, Inc.*	7,616
134	Dendreon Corp.*	1,509
53	DENTSPLY International, Inc.	2,050
105	Edwards Lifesciences Corp.*	7,679
311	Eli Lilly & Co.	12,204
107	Endo Pharmaceuticals Holdings, Inc.*	3,966
449	Express Scripts, Inc.*	23,945
41	Gen-Probe, Inc.*	2,799
723	Gilead Sciences, Inc.*	32,897
63	HCA Holdings, Inc.	1,680
233	Health Management Associates, Inc., Class A*	1,720
45	Henry Schein, Inc.*	3,331
53	Hill-Rom Holdings, Inc.	1,800
129	Hospira, Inc.*	4,595
174	Human Genome Sciences, Inc.*	1,371
53	IDEXX Laboratories, Inc.*	4,545
113	Illumina, Inc.*	5,791
36	Intuitive Surgical, Inc.*	18,418
514	Johnson & Johnson	33,451
92	Laboratory Corp. of America Holdings*	8,270
14	Life Technologies Corp.*	662
82	Lincare Holdings, Inc.	2,203
232	McKesson Corp.	19,374
367	Medco Health Solutions, Inc.*	24,806
44	MEDNAX, Inc.*	3,273
849	Medtronic, Inc.	32,364
30	Mettler-Toledo International, Inc.*	5,408
365	Mylan, Inc.*	8,556
79	Myriad Genetics, Inc.*	1,912
34	Patterson Cos., Inc.	1,085
76	Perrigo Co.	7,833
133	Quest Diagnostics, Inc.	7,721
67	Regeneron Pharmaceuticals, Inc.*	7,021
132	ResMed, Inc.*	3,868
51	Sirona Dental Systems, Inc.*	2,545
302	St. Jude Medical, Inc.	12,720
288	Stryker Corp.	15,448
57	SXC Health Solutions Corp.*	4,036
34	Techne Corp.	2,434
22	Tenet Healthcare Corp.*	124
53	Thoratec Corp.*	1,828
48	United Therapeutics Corp.*	2,291
83	Universal Health Services, Inc., Class B	3,703
108	Varian Medical Systems, Inc.*	7,047
168	Vertex Pharmaceuticals, Inc.*	6,539
142	Warner Chilcott plc, Class A*	2,376
84	Waters Corp.*	7,526
110	Watson Pharmaceuticals, Inc.*	6,415
		675,561
	Industrials - 6.1%

577	3M Co.	50,545
49	AECOM Technology Corp.*	1,144
2	Alliant Techsystems, Inc.	120
148	AMETEK, Inc.	7,045
2	Armstrong World Industries, Inc.*	102
6	Avery Dennison Corp.	183
108	Babcock & Wilcox Co. (The)*	2,780
84	BE Aerospace, Inc.*	3,851
602	Boeing Co. (The)	45,120
152	C.H. Robinson Worldwide, Inc.	10,058
5	Carlisle Cos., Inc.	244
592	Caterpillar, Inc.	67,612
53	Chicago Bridge & Iron Co. N.V.	2,466
5	Con-way, Inc.	148
99	Cooper Industries plc	6,061
23	Copa Holdings S.A., Class A	1,646
51	Copart, Inc.*	2,539
7	Covanta Holding Corp.	114
1,013	CSX Corp.	21,283
180	Cummins, Inc.	21,703
505	Danaher Corp.	26,679
386	Deere & Co.	32,011
467	Delta Air Lines, Inc.*	4,581
70	Donaldson Co., Inc.	5,140
133	Dover Corp.	8,515
45	Dun & Bradstreet Corp. (The)	3,719
119	Eaton Corp.	6,211
691	Emerson Electric Co.	34,764
6	Equifax, Inc.	252
195	Expeditors International of Washington, Inc.	8,508
271	Fastenal Co.	14,276
17	FedEx Corp.	1,530
47	Flowserve Corp.	5,573
160	Fluor Corp.	9,677
48	Gardner Denver, Inc.	3,297
25	General Cable Corp.*	774
47	Goodrich Corp.	5,921
56	Graco, Inc.	2,866
6	GrafTech International Ltd.*	76
7	Harsco Corp.	156
225	Hertz Global Holdings, Inc.*	3,218
723	Honeywell International, Inc.	43,069
68	IDEX Corp.	2,842
45	IHS, Inc., Class A*	4,256

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
383	Illinois Tool Works, Inc.	$21,329
227	Ingersoll-Rand plc	9,053
153	Iron Mountain, Inc.	4,751
84	J.B. Hunt Transport Services, Inc.	4,302
96	Joy Global, Inc.	8,348
76	Kansas City Southern*	5,288
5	KAR Auction Services, Inc.*	80
9	KBR, Inc.	327
9	Kennametal, Inc.	415
35	Kirby Corp.*	2,402
44	Landstar System, Inc.	2,379
49	Lennox International, Inc.	1,917
48	Lincoln Electric Holdings, Inc.	2,217
213	Lockheed Martin Corp.	18,831
121	Manitowoc Co., Inc. (The)	1,905
329	Masco Corp.	3,909
41	MSC Industrial Direct Co., Inc., Class A	3,256
36	Navistar International Corp.*	1,504
64	Nielsen Holdings N.V.*	1,887
56	Nordson Corp.	3,078
336	PACCAR, Inc.	15,459
107	Pall Corp.	6,789
57	Parker Hannifin Corp.	5,119
36	Polypore International, Inc.*	1,480
132	Precision Castparts Corp.	22,101
135	Robert Half International, Inc.	3,838
133	Rockwell Automation, Inc.	10,637
134	Rockwell Collins, Inc.	7,945
88	Roper Industries, Inc.	8,054
10	Snap-on, Inc.	611
128	Southwest Airlines Co.	1,149
22	Spirit Aerosystems Holdings, Inc., Class A*	527
13	SPX Corp.	951
79	Stericycle, Inc.*	6,855
15	Textron, Inc.	413
12	Thomas & Betts Corp.*	867
68	Timken Co.	3,563
29	Toro Co. (The)	1,964
11	Towers Watson & Co., Class A	703
46	TransDigm Group, Inc.*	5,464
73	Union Pacific Corp.	8,048
259	United Continental Holdings, Inc.*	5,348
675	United Parcel Service, Inc., Class B	51,901
796	United Technologies Corp.	66,761
85	UTi Worldwide, Inc.	1,372
21	Valmont Industries, Inc.	2,333
92	Verisk Analytics, Inc., Class A*	4,002
52	W.W. Grainger, Inc.	10,802
62	WABCO Holdings, Inc.*	3,688
91	Waste Connections, Inc.	2,959
19	WESCO International, Inc.*	1,195
44	Westinghouse Air Brake Technologies Corp.	3,288
		836,039
	Information Technology - 14.1%

593	Accenture plc, Class A	35,307
49	Acme Packet, Inc.*	1,494
464	Adobe Systems, Inc.*	15,261
565	Advanced Micro Devices, Inc.*	4,153
156	Akamai Technologies, Inc.*	5,616
47	Alliance Data Systems Corp.*	5,704
296	Altera Corp.	11,381
152	Amphenol Corp., Class A	8,506
275	Analog Devices, Inc.	10,783
84	ANSYS, Inc.*	5,307
850	Apple, Inc.*	461,074
76	Applied Materials, Inc.	930
89	Ariba, Inc.*	2,801
15	Arrow Electronics, Inc.*	602
393	Atmel Corp.*	3,973
211	Autodesk, Inc.*	7,986
459	Automatic Data Processing, Inc.	24,933
176	Avago Technologies Ltd.	6,619
151	BMC Software, Inc.*	5,653
10	Booz Allen Hamilton Holding Corp.	184
493	Broadcom Corp., Class A*	18,315
107	Broadridge Financial Solutions, Inc.	2,604
247	Cadence Design Systems, Inc.*	2,907
87	Ciena Corp.*	1,298
173	Citrix Systems, Inc.*	12,930
280	Cognizant Technology Solutions Corp., Class A*	19,866
147	Compuware Corp.*	1,324
6	Cree, Inc.*	182
142	Cypress Semiconductor Corp.*	2,450
1,108	Dell, Inc.*	19,168
49	Dolby Laboratories, Inc., Class A*	1,865
4	DST Systems, Inc.	212
578	eBay, Inc.*	20,658
305	Electronic Arts, Inc.*	4,981
1,891	EMC Corp.*	52,362
43	Equinix, Inc.*	6,028
75	F5 Networks, Inc.*	9,372
42	Factset Research Systems, Inc.	3,671
55	First Solar, Inc.*	1,777
106	Fiserv, Inc.*	7,028
14	FleetCor Technologies, Inc.*	518
147	FLIR Systems, Inc.	3,847
110	Fortinet, Inc.*	2,976
25	Freescale Semiconductor Holdings I Ltd.*	403
9	Fusion-io, Inc.*	246
89	Gartner, Inc.*	3,583
90	Genpact Ltd.*	1,442
74	Global Payments, Inc.	3,820
231	Google, Inc., Class A*	142,816
29	Harris Corp.	1,265
97	Informatica Corp.*	4,769
1,113	International Business Machines Corp.	218,961
57	Intersil Corp., Class A	645
278	Intuit, Inc.	16,080
25	IPG Photonics Corp.*	1,316
146	Jabil Circuit, Inc.	3,771
208	JDS Uniphase Corp.*	2,712
490	Juniper Networks, Inc.*	11,152
119	KLA-Tencor Corp.	5,760
114	Lam Research Corp.*	4,754
79	Lender Processing Services, Inc.	1,741
209	Linear Technology Corp.	6,997
8	LinkedIn Corp., Class A*	695
159	LSI Corp.*	1,367
99	Mastercard, Inc., Class A	41,580
271	Maxim Integrated Products, Inc.	7,558
125	MEMC Electronic Materials, Inc.*	491
175	Microchip Technology, Inc.	6,312
75	MICROS Systems, Inc.*	3,895
6,818	Microsoft Corp.	216,403
83	National Instruments Corp.	2,208
115	NCR Corp.*	2,498
338	NetApp, Inc.*	14,534

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
68	NeuStar, Inc., Class A*	$2,383
219	Nuance Communications, Inc.*	5,677
552	NVIDIA Corp.*	8,363
409	ON Semiconductor Corp.*	3,710
3,529	Oracle Corp.	103,294
273	Paychex, Inc.	8,545
12	PMC-Sierra, Inc.*	82
162	Polycom, Inc.*	3,345
74	QLogic Corp.*	1,272
1,534	QUALCOMM, Inc.	95,384
95	Rackspace Hosting, Inc.*	4,963
177	Red Hat, Inc.*	8,754
141	Riverbed Technology, Inc.*	4,014
104	Rovi Corp.*	3,690
85	SAIC, Inc.*	1,039
123	Salesforce.com, Inc.*	17,609
34	Silicon Laboratories, Inc.*	1,523
174	Skyworks Solutions, Inc.*	4,693
65	Solera Holdings, Inc.	3,120
694	Symantec Corp.*	12,381
9	Synopsys, Inc.*	274
155	Teradata Corp.*	10,315
677	Texas Instruments, Inc.	22,578
152	TIBCO Software, Inc.*	4,403
113	Trimble Navigation Ltd.*	5,683
94	VeriFone Systems, Inc.*	4,502
146	VeriSign, Inc.	5,395
155	Visa, Inc., Class A	18,037
34	Vistaprint N.V.*	1,383
78	VMware, Inc., Class A*	7,713
54	WebMD Health Corp.*	1,342
581	Western Union Co. (The)	10,150
244	Xilinx, Inc.	9,011
50	Zebra Technologies Corp., Class A*	1,922
		1,940,929
	Materials - 2.6%

195	Air Products & Chemicals, Inc.	17,597
72	Airgas, Inc.	5,928
20	AK Steel Holding Corp.	158
84	Albemarle Corp.	5,588
98	Allegheny Technologies, Inc.	4,299
82	Allied Nevada Gold Corp.*	2,822
143	Ball Corp.	5,732
40	Carpenter Technology Corp.	2,052
144	Celanese Corp.	6,850
50	CF Industries Holdings, Inc.	9,300
134	Cliffs Natural Resources, Inc.	8,506
30	Compass Minerals International, Inc.	2,162
143	Crown Holdings, Inc.*	5,287
853	E.I. du Pont de Nemours & Co.	43,375
131	Eastman Chemical Co.	7,091
276	Ecolab, Inc.	16,560
66	FMC Corp.	6,532
870	Freeport-McMoRan Copper & Gold, Inc.	37,027
35	Huntsman Corp.	478
74	International Flavors & Fragrances, Inc.	4,220
85	International Paper Co.	2,988
48	Intrepid Potash, Inc.*	1,214
20	Kronos Worldwide, Inc.	467
20	LyondellBasell Industries N.V., Class A	864
20	Martin Marietta Materials, Inc.	1,717
51	Molycorp, Inc.*	1,260
492	Monsanto Co.	38,071
253	Mosaic Co. (The)	14,611
85	Packaging Corp. of America	2,519
145	PPG Industries, Inc.	13,231
279	Praxair, Inc.	30,411
10	Reliance Steel & Aluminum Co.	537
64	Rock-Tenn Co., Class A	4,511
60	Rockwood Holdings, Inc.*	3,195
54	Royal Gold, Inc.	3,750
6	Schnitzer Steel Industries, Inc., Class A	271
34	Scotts Miracle-Gro Co. (The), Class A	1,593
82	Sherwin-Williams Co. (The)	8,458
112	Sigma-Aldrich Corp.	8,041
45	Silgan Holdings, Inc.	1,913
112	Solutia, Inc.	3,148
157	Southern Copper Corp.	5,043
146	Steel Dynamics, Inc.	2,162
42	Titanium Metals Corp.	616
11	Valspar Corp.	510
57	Walter Energy, Inc.	3,695
4	Westlake Chemical Corp.	241
61	WR Grace & Co.*	3,475
		350,076
	Telecommunication Services - 0.4%

175	Clearwire Corp., Class A*	402
267	Crown Castle International Corp.*	13,833
20	Level 3 Communications, Inc.*	486
255	MetroPCS Communications, Inc.*	2,626
137	NII Holdings, Inc.*	2,450
104	SBA Communications Corp., Class A*	4,881
118	tw telecom, inc.*	2,549
587	Verizon Communications, Inc.	22,371
298	Windstream Corp.	3,600
		53,198
	Utilities - 0.0%‡

13	Aqua America, Inc.	289
47	ITC Holdings Corp.	3,548
11	National Fuel Gas Co.	554
7	ONEOK, Inc.	578
		4,969
	Total Common Stocks (Cost $4,946,398)	6,537,609

Principal Amount
	U.S. Government & Agency Securities (a) - 1.5%
	Federal Home Loan Bank
$203,565	0.00%, due 03/01/12	203,565
7,889	0.03%, due 03/01/12	7,889
	Total U.S. Government & Agency Securities (Cost $211,454)	211,454

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 32.6%
$4,474,327	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $4,474,344	$4,474,327
	Total Repurchase Agreements (Cost $4,474,327)	4,474,327

	Total Investment Securities (Cost $9,632,179) — 81.7%	11,223,390
	Other assets less liabilities — 18.3%	2,505,529
	Net Assets — 100.0%	$13,728,919

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $3,016,974.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,433,756
Aggregate gross unrealized depreciation	(297,030)
Net unrealized appreciation	$1,136,726
Federal income tax cost of investments	$10,086,664

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$285,312	$6,141

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	5,320,051	166,571

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,309,919	27,927

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	9,817,277	1,905,459

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	4,189,764	374,978

		$2,481,076

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 35.7%
	Consumer Discretionary - 4.1%

20	Aaron’s, Inc.	$559
12	Abercrombie & Fitch Co., Class A	549
191	American Eagle Outfitters, Inc.	2,777
88	Autoliv, Inc.	5,861
18	AutoNation, Inc.*	613
3	Bally Technologies, Inc.*	129
290	Best Buy Co., Inc.	7,163
42	Big Lots, Inc.*	1,842
6	Brinker International, Inc.	166
61	Career Education Corp.*	526
185	CarMax, Inc.*	5,678
58	Chico’s FAS, Inc.	871
26	Choice Hotels International, Inc.	977
40	Clear Channel Outdoor Holdings, Inc., Class A*	529
275	D.R. Horton, Inc.	3,943
13	DeVry, Inc.	462
31	Dillard’s, Inc., Class A	1,895
49	DISH Network Corp., Class A	1,429
70	DreamWorks Animation SKG, Inc., Class A*	1,208
2	DSW, Inc., Class A	113
3	Dunkin’ Brands Group, Inc.*	87
38	Education Management Corp.*	687
39	Expedia, Inc.	1,328
19	Federal-Mogul Corp.*	327
152	Foot Locker, Inc.	4,434
139	GameStop Corp., Class A	3,166
236	Gannett Co., Inc.	3,502
347	Gap, Inc. (The)	8,106
98	Garmin Ltd.	4,625
112	Genuine Parts Co.	7,020
8	Groupon, Inc.*	158
124	H&R Block, Inc.	2,021
23	Harman International Industries, Inc.	1,130
3	HomeAway, Inc.*	79
39	Hyatt Hotels Corp., Class A*	1,615
143	International Game Technology	2,148
284	Interpublic Group of Cos., Inc. (The)	3,328
162	J.C. Penney Co., Inc.	6,415
90	Jarden Corp.	3,174
40	Lamar Advertising Co., Class A*	1,308
103	Lear Corp.	4,657
35	Leggett & Platt, Inc.	792
157	Lennar Corp., Class A	3,671
590	Liberty Interactive Corp., Class A*	11,068
115	Liberty Media Corp. - Liberty Capital, Class A*	10,337
366	Macy’s, Inc.	13,897
59	Madison Square Garden Co. (The), Class A*	1,879
88	Mattel, Inc.	2,855
48	McGraw-Hill Cos., Inc. (The)	2,234
270	MGM Resorts International*	3,718
56	Mohawk Industries, Inc.*	3,557
286	Newell Rubbermaid, Inc.	5,234
5	NVR, Inc.*	3,460
2	Orchard Supply Hardware Stores Corp., Class A*	54
7	Pandora Media, Inc.*	91
67	Penn National Gaming, Inc.*	2,851
335	PulteGroup, Inc.*	2,955
50	PVH Corp.	4,250
98	RadioShack Corp.	695
53	Regal Entertainment Group, Class A	732
59	Royal Caribbean Cruises Ltd.	1,681
7	Sally Beauty Holdings, Inc.*	167
38	Sears Holdings Corp.*	2,647
218	Service Corp. International	2,472
85	Signet Jewelers Ltd.	3,986
700	Staples, Inc.	10,262
43	Thor Industries, Inc.	1,401
144	Toll Brothers, Inc.*	3,378
39	TripAdvisor, Inc.*	1,257
100	TRW Automotive Holdings Corp.*	4,574
85	VF Corp.	12,414
47	Visteon Corp.*	2,525
5	Washington Post Co. (The), Class B	1,969
294	Wendy’s Co. (The)	1,491
75	Whirlpool Corp.	5,668
49	Williams-Sonoma, Inc.	1,891
56	WMS Industries, Inc.*	1,234
143	Wyndham Worldwide Corp.	6,291
		236,243
	Consumer Staples - 2.4%

151	Beam, Inc.	8,317
15	Brown-Forman Corp., Class B	1,225
107	Bunge Ltd.	7,203
42	Campbell Soup Co.	1,399
59	Church & Dwight Co., Inc.	2,817
123	Clorox Co. (The)	8,316
70	Coca-Cola Enterprises, Inc.	2,023
351	ConAgra Foods, Inc.	9,214
167	Constellation Brands, Inc., Class A*	3,647
14	Corn Products International, Inc.	803
180	Dean Foods Co.*	2,207
65	Energizer Holdings, Inc.*	4,969
131	H. J. Heinz Co.	6,905
38	Hershey Co. (The)	2,307
63	Hormel Foods Corp.	1,794
114	J.M. Smucker Co. (The)	8,586
133	Lorillard, Inc.	17,434
41	McCormick & Co., Inc. (Non-Voting)	2,068
164	Mead Johnson Nutrition Co.	12,751
132	Molson Coors Brewing Co., Class B	5,800
27	Post Holdings, Inc.*	841
54	Ralcorp Holdings, Inc.*	4,028
348	Safeway, Inc.	7,465
98	Sara Lee Corp.	1,985
163	Smithfield Foods, Inc.*	3,819
208	SUPERVALU, Inc.	1,358
296	Tyson Foods, Inc., Class A	5,597
		134,878
	Energy - 2.4%

98	Alpha Natural Resources, Inc.*	1,819
186	Arch Coal, Inc.	2,524
40	Atwood Oceanics, Inc.*	1,902
63	Cameron International Corp.*	3,510
62	Cimarex Energy Co.	5,002
8	Cobalt International Energy, Inc.*	240
66	Denbury Resources, Inc.*	1,314
36	Diamond Offshore Drilling, Inc.	2,465
45	El Paso Corp.	1,251
71	Energen Corp.	3,779
80	EQT Corp.	4,242
12	EXCO Resources, Inc.	86
24	Forest Oil Corp.*	310
7	Helmerich & Payne, Inc.	429
5	Kosmos Energy Ltd.*	70
29	McDermott International, Inc.*	379

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
161	Murphy Oil Corp.	$10,294
282	Nabors Industries Ltd.*	6,142
56	Newfield Exploration Co.*	2,016
138	Noble Energy, Inc.	13,476
8	Oil States International, Inc.*	650
135	Patterson-UTI Energy, Inc.	2,622
22	Pioneer Natural Resources Co.	2,412
138	Plains Exploration & Production Co.*	6,082
37	QEP Resources, Inc.	1,263
108	Quicksilver Resources, Inc.*	598
105	Rowan Cos., Inc.*	3,871
21	SEACOR Holdings, Inc.*	2,077
12	SM Energy Co.	945
122	Southern Union Co.	5,361
638	Spectra Energy Corp.	20,020
106	Sunoco, Inc.	4,095
41	Teekay Corp.	1,181
141	Tesoro Corp.*	3,741
48	Tidewater, Inc.	2,856
41	Unit Corp.*	1,950
560	Valero Energy Corp.	13,714
		134,688
	Financials - 11.1%

15	Affiliated Managers Group, Inc.*	1,596
61	Alexandria Real Estate Equities, Inc. (REIT)	4,373
6	Alleghany Corp.*	1,948
37	Allied World Assurance Co. Holdings AG	2,441
220	American Capital Agency Corp. (REIT)	6,756
323	American Capital Ltd.*	2,878
75	American Financial Group, Inc./OH	2,809
7	American National Insurance Co.	505
222	Ameriprise Financial, Inc.	12,379
934	Annaly Capital Management, Inc. (REIT)	15,523
325	Aon Corp.	15,213
38	Apartment Investment & Management Co., Class A (REIT)	944
130	Arch Capital Group Ltd.*	4,816
218	Ares Capital Corp.	3,634
108	Arthur J. Gallagher & Co.	3,685
70	Aspen Insurance Holdings Ltd.	1,857
170	Associated Banc-Corp	2,251
95	Assurant, Inc.	4,035
181	Assured Guaranty Ltd.	3,041
92	AvalonBay Communities, Inc. (REIT)	11,930
127	Axis Capital Holdings Ltd.	3,918
47	Bank of Hawaii Corp.	2,162
34	BankUnited, Inc.	783
25	BOK Financial Corp.	1,342
26	Boston Properties, Inc. (REIT)	2,640
133	Brandywine Realty Trust (REIT)	1,438
73	BRE Properties, Inc. (REIT)	3,535
114	Brown & Brown, Inc.	2,694
22	Camden Property Trust (REIT)	1,364
252	CapitalSource, Inc.	1,701
164	Capitol Federal Financial, Inc.	1,917
1,009	Chimera Investment Corp. (REIT)	3,098
144	Cincinnati Financial Corp.	5,064
197	CIT Group, Inc.*	8,020
46	City National Corp./CA	2,162
26	CNA Financial Corp.	733
197	Comerica, Inc.	5,849
76	Commerce Bancshares, Inc./MO	2,934
82	CommonWealth REIT (REIT)	1,525
48	Corporate Office Properties Trust (REIT)	1,177
52	Cullen/Frost Bankers, Inc.	2,937
225	DDR Corp. (REIT)	3,179
483	Discover Financial Services	14,495
136	Douglas Emmett, Inc. (REIT)	2,865
248	Duke Realty Corp. (REIT)	3,442
246	E*Trade Financial Corp.*	2,369
146	East West Bancorp, Inc.	3,230
40	Endurance Specialty Holdings Ltd.	1,538
268	Equity Residential (REIT)	15,246
14	Essex Property Trust, Inc. (REIT)	1,960
45	Everest Re Group Ltd.	3,953
15	Federal Realty Investment Trust (REIT)	1,430
17	Federated Investors, Inc., Class B	348
219	Fidelity National Financial, Inc., Class A	3,780
902	Fifth Third Bancorp	12,276
5	First Citizens BancShares, Inc./NC, Class A	881
259	First Horizon National Corp.	2,435
342	First Niagara Financial Group, Inc.	3,270
72	First Republic Bank/CA*	2,159
135	Forest City Enterprises, Inc., Class A*	1,974
196	Fulton Financial Corp.	1,921
554	General Growth Properties, Inc. (REIT)	9,014
482	Genworth Financial, Inc., Class A*	4,381
45	Hanover Insurance Group, Inc. (The)	1,837
437	Hartford Financial Services Group, Inc.	9,050
105	HCC Insurance Holdings, Inc.	3,207
399	HCP, Inc. (REIT)	15,760
209	Health Care REIT, Inc. (REIT)	11,378
121	Hospitality Properties Trust (REIT)	2,992
674	Host Hotels & Resorts, Inc. (REIT)	10,636
21	Howard Hughes Corp. (The)*	1,167
418	Hudson City Bancorp, Inc.	2,863
848	Huntington Bancshares, Inc./OH	4,957
36	Interactive Brokers Group, Inc., Class A	571
454	Invesco Ltd.	11,246
183	Janus Capital Group, Inc.	1,614
133	Jefferies Group, Inc.	2,224
9	Jones Lang LaSalle, Inc.	733
49	Kemper Corp.	1,402
934	KeyCorp	7,565
400	Kimco Realty Corp. (REIT)	7,352
137	Legg Mason, Inc.	3,752
194	Leucadia National Corp.	5,527
113	Liberty Property Trust (REIT)	3,833
308	Lincoln National Corp.	7,651
5	LPL Investment Holdings, Inc.*	170
123	M&T Bank Corp.	10,039
83	Macerich Co. (The) (REIT)	4,481
85	Mack-Cali Realty Corp. (REIT)	2,431
10	Markel Corp.*	4,079
539	Marsh & McLennan Cos., Inc.	16,817
145	MBIA, Inc.*	1,563
26	Mercury General Corp.	1,115
107	NASDAQ OMX Group, Inc. (The)*	2,818
430	New York Community Bancorp, Inc.	5,594
213	Northern Trust Corp.	9,459
178	NYSE Euronext	5,299
255	Old Republic International Corp.	2,769

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
66	PartnerRe Ltd.	$4,187
301	People’s United Financial, Inc.	3,790
170	Piedmont Office Realty Trust, Inc., Class A (REIT)	2,995
63	Plum Creek Timber Co., Inc. (REIT)	2,467
1,005	Popular, Inc.*	1,909
300	Principal Financial Group, Inc.	8,298
609	Progressive Corp. (The)	13,045
451	ProLogis, Inc. (REIT)	15,181
84	Protective Life Corp.	2,333
108	Raymond James Financial, Inc.	3,820
131	Realty Income Corp. (REIT)	4,833
88	Regency Centers Corp. (REIT)	3,766
1,234	Regions Financial Corp.	7,108
73	Reinsurance Group of America, Inc.	4,210
51	RenaissanceRe Holdings Ltd.	3,670
21	Rouse Properties, Inc. (REIT)*	307
160	Senior Housing Properties Trust (REIT)	3,424
87	SL Green Realty Corp. (REIT)	6,616
518	SLM Corp.	8,164
64	St. Joe Co. (The)*	1,031
44	StanCorp Financial Group, Inc.	1,749
527	SunTrust Banks, Inc.	12,100
771	Synovus Financial Corp.	1,635
55	Taubman Centers, Inc. (REIT)	3,799
156	TCF Financial Corp.	1,682
78	TFS Financial Corp.*	729
103	Torchmark Corp.	4,989
56	Transatlantic Holdings, Inc.	3,394
197	UDR, Inc. (REIT)	4,929
287	Unum Group	6,615
65	Validus Holdings Ltd.	1,982
182	Valley National Bancorp	2,277
98	Ventas, Inc. (REIT)	5,480
161	Vornado Realty Trust (REIT)	13,159
112	W. R. Berkley Corp.	4,004
109	Washington Federal, Inc.	1,766
119	Weingarten Realty Investors (REIT)	2,963
376	Weyerhaeuser Co. (REIT)	7,855
7	White Mountains Insurance Group Ltd.	3,474
304	XL Group plc	6,323
181	Zions Bancorp.	3,439
		635,201
	Health Care - 2.1%

84	Alere, Inc.*	2,136
36	Allscripts Healthcare Solutions, Inc.*	695
14	AMERIGROUP Corp.*	951
19	Bio-Rad Laboratories, Inc., Class A*	1,936
1,425	Boston Scientific Corp.*	8,863
12	Brookdale Senior Living, Inc.*	224
151	CareFusion Corp.*	3,897
280	Cigna Corp.	12,351
93	Community Health Systems, Inc.*	2,347
33	Cooper Cos., Inc. (The)	2,623
146	Coventry Health Care, Inc.*	4,773
82	DENTSPLY International, Inc.	3,172
262	Forest Laboratories, Inc.*	8,520
81	Health Net, Inc.*	3,057
43	Henry Schein, Inc.*	3,183
6	Hill-Rom Holdings, Inc.	204
257	Hologic, Inc.*	5,328
27	Hospira, Inc.*	962
165	Humana, Inc.	14,371
160	Life Technologies Corp.*	7,570
47	LifePoint Hospitals, Inc.*	1,832
41	Mylan, Inc.*	961
114	Omnicare, Inc.	4,010
55	Patterson Cos., Inc.	1,756
111	PerkinElmer, Inc.	2,997
230	QIAGEN N.V.*	3,514
13	Quest Diagnostics, Inc.	755
40	Teleflex, Inc.	2,371
403	Tenet Healthcare Corp.*	2,277
85	VCA Antech, Inc.*	1,869
23	Vertex Pharmaceuticals, Inc.*	895
15	Warner Chilcott plc, Class A*	251
7	Watson Pharmaceuticals, Inc.*	408
176	Zimmer Holdings, Inc.*	10,692
		121,751
	Industrials - 3.9%

65	AECOM Technology Corp.*	1,518
93	AGCO Corp.*	4,802
34	Air Lease Corp.*	836
41	Alexander & Baldwin, Inc.	1,903
31	Alliant Techsystems, Inc.	1,860
19	Armstrong World Industries, Inc.*	973
98	Avery Dennison Corp.	2,989
5	BE Aerospace, Inc.*	229
55	Carlisle Cos., Inc.	2,684
41	Chicago Bridge & Iron Co. N.V.	1,907
111	Cintas Corp.	4,280
26	CNH Global N.V.*	1,116
49	Con-way, Inc.	1,448
56	Cooper Industries plc	3,428
7	Copa Holdings S.A., Class A	501
98	Corrections Corp. of America*	2,456
104	Covanta Holding Corp.	1,698
48	Crane Co.	2,331
331	Delta Air Lines, Inc.*	3,247
41	Dover Corp.	2,625
208	Eaton Corp.	10,856
114	Equifax, Inc.	4,793
181	Exelis, Inc.	1,902
5	Flowserve Corp.	593
151	Fortune Brands Home & Security, Inc.*	2,920
46	GATX Corp.	2,001
25	General Cable Corp.*	774
72	Goodrich Corp.	9,070
119	GrafTech International Ltd.*	1,512
72	Harsco Corp.	1,601
59	Hubbell, Inc., Class B	4,438
48	Huntington Ingalls Industries, Inc.*	1,722
8	IDEX Corp.	334
63	Ingersoll-Rand plc	2,512
90	ITT Corp.	2,246
125	Jacobs Engineering Group, Inc.*	5,778
27	Kansas City Southern*	1,879
23	KAR Auction Services, Inc.*	370
139	KBR, Inc.	5,048
71	Kennametal, Inc.	3,271
15	Kirby Corp.*	1,029
98	L-3 Communications Holdings, Inc.	6,885
32	Lincoln Electric Holdings, Inc.	1,478
81	Manpower, Inc.	3,489
33	Navistar International Corp.*	1,379
11	Nielsen Holdings N.V.*	324
89	Oshkosh Corp.*	2,075
123	Owens Corning*	3,893

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
87	Parker Hannifin Corp.	$7,813
97	Pentair, Inc.	3,735
180	Pitney Bowes, Inc.	3,263
212	Quanta Services, Inc.*	4,431
184	R.R. Donnelley & Sons Co.	2,543
38	Regal-Beloit Corp.	2,565
315	Republic Services, Inc.	9,396
50	Ryder System, Inc.	2,662
64	Shaw Group, Inc. (The)*	1,852
47	Snap-on, Inc.	2,873
641	Southwest Airlines Co.	5,756
91	Spirit Aerosystems Holdings, Inc., Class A*	2,180
36	SPX Corp.	2,633
165	Stanley Black & Decker, Inc.	12,672
108	Terex Corp.*	2,742
256	Textron, Inc.	7,043
39	Thomas & Betts Corp.*	2,817
13	Timken Co.	681
45	Towers Watson & Co., Class A	2,877
78	Trinity Industries, Inc.	2,711
49	United Continental Holdings, Inc.*	1,012
77	URS Corp.*	3,361
10	UTi Worldwide, Inc.	161
19	Verisk Analytics, Inc., Class A*	827
14	Waste Connections, Inc.	455
22	WESCO International, Inc.*	1,384
181	Xylem, Inc.	4,702
		222,150
	Information Technology - 3.0%

416	Activision Blizzard, Inc.	4,971
17	Akamai Technologies, Inc.*	612
172	Amdocs Ltd.*	5,275
96	AOL, Inc.*	1,724
97	Arrow Electronics, Inc.*	3,895
29	Atmel Corp.*	293
142	Avnet, Inc.*	5,075
47	AVX Corp.	622
12	Booz Allen Hamilton Holding Corp.	221
7	Broadridge Financial Solutions, Inc.	170
464	Brocade Communications Systems, Inc.*	2,682
377	CA, Inc.	10,190
152	Computer Sciences Corp.	4,828
57	Compuware Corp.*	514
95	CoreLogic, Inc.*	1,461
101	Cree, Inc.*	3,059
64	Diebold, Inc.	2,504
28	DST Systems, Inc.	1,484
37	EchoStar Corp., Class A*	1,109
125	Fairchild Semiconductor International, Inc.*	1,824
258	Fidelity National Information Services, Inc.	8,186
28	Fiserv, Inc.*	1,856
16	Freescale Semiconductor Holdings I Ltd.*	258
8	Fusion-io, Inc.*	218
28	Genpact Ltd.*	449
85	Harris Corp.	3,709
75	IAC/InterActiveCorp	3,420
158	Ingram Micro, Inc., Class A*	3,023
69	International Rectifier Corp.*	1,549
62	Intersil Corp., Class A	702
40	Itron, Inc.*	1,777
33	Jabil Circuit, Inc.	852
37	KLA-Tencor Corp.	1,791
74	Lexmark International, Inc., Class A	2,729
393	LSI Corp.*	3,380
499	Marvell Technology Group Ltd.*	7,485
92	MEMC Electronic Materials, Inc.*	362
852	Micron Technology, Inc.*	7,285
133	Molex, Inc.	3,604
127	Monster Worldwide, Inc.*	881
256	Motorola Mobility Holdings, Inc.*	10,163
33	NCR Corp.*	717
68	Novellus Systems, Inc.*	3,161
25	Paychex, Inc.	783
216	PMC-Sierra, Inc.*	1,484
18	QLogic Corp.*	309
192	SAIC, Inc.*	2,346
234	SanDisk Corp.*	11,574
4	Silicon Laboratories, Inc.*	179
97	SunPower Corp.*	730
134	Synopsys, Inc.*	4,083
43	Tech Data Corp.*	2,300
357	Tellabs, Inc.	1,414
182	Teradyne, Inc.*	2,988
159	Total System Services, Inc.	3,479
142	Vishay Intertechnology, Inc.*	1,741
228	Western Digital Corp.*	8,949
1,376	Xerox Corp.	11,324
		173,753
	Materials - 1.7%

87	AK Steel Holding Corp.	689
66	Aptargroup, Inc.	3,484
78	Ashland, Inc.	4,958
103	Bemis Co., Inc.	3,231
64	Cabot Corp.	2,593
11	CF Industries Holdings, Inc.	2,046
113	Commercial Metals Co.	1,502
48	Cytec Industries, Inc.	2,854
36	Domtar Corp.	3,451
38	Greif, Inc., Class A	1,946
153	Huntsman Corp.	2,090
338	International Paper Co.	11,881
24	Martin Marietta Materials, Inc.	2,061
167	MeadWestvaco Corp.	5,057
310	Nucor Corp.	13,494
161	Owens-Illinois, Inc.*	3,848
10	Packaging Corp. of America	296
63	Reliance Steel & Aluminum Co.	3,384
3	Rockwood Holdings, Inc.*	160
128	RPM International, Inc.	3,055
15	Schnitzer Steel Industries, Inc., Class A	677
6	Scotts Miracle-Gro Co. (The), Class A	281
189	Sealed Air Corp.	3,710
98	Sonoco Products Co.	3,218
58	Steel Dynamics, Inc.	859
39	Titanium Metals Corp.	572
141	United States Steel Corp.	3,838
82	Valspar Corp.	3,801
127	Vulcan Materials Co.	5,659
15	Westlake Chemical Corp.	903
7	WR Grace & Co.*	399
		95,997
	Telecommunication Services - 0.3%

29	Clearwire Corp., Class A*	67
977	Frontier Communications Corp.	4,484
133	Level 3 Communications, Inc.*	3,233

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21	NII Holdings, Inc.*	$376
97	Telephone & Data Systems, Inc.	2,451
21	tw telecom, inc.*	454
14	United States Cellular Corp.*	604
239	Windstream Corp.	2,887
		14,556
	Utilities - 4.7%

645	AES Corp. (The)*	8,746
114	AGL Resources, Inc.	4,545
109	Alliant Energy Corp.	4,648
237	Ameren Corp.	7,601
172	American Water Works Co., Inc.	5,896
122	Aqua America, Inc.	2,710
89	Atmos Energy Corp.	2,735
377	Calpine Corp.*	5,772
418	CenterPoint Energy, Inc.	8,147
248	CMS Energy Corp.	5,310
287	Consolidated Edison, Inc.	16,675
183	Constellation Energy Group, Inc.	6,636
166	DTE Energy Co.	8,962
320	Edison International	13,398
175	Entergy Corp.	11,660
758	GenOn Energy, Inc.*	1,865
134	Great Plains Energy, Inc.	2,651
94	Hawaiian Electric Industries, Inc.	2,355
77	Integrys Energy Group, Inc.	4,006
185	MDU Resources Group, Inc.	4,014
69	National Fuel Gas Co.	3,473
275	NiSource, Inc.	6,600
174	Northeast Utilities	6,247
237	NRG Energy, Inc.*	4,053
102	NSTAR	4,784
232	NV Energy, Inc.	3,638
96	OGE Energy Corp.	5,038
97	ONEOK, Inc.	8,016
222	Pepco Holdings, Inc.	4,316
107	Pinnacle West Capital Corp.	5,032
567	PPL Corp.	16,188
289	Progress Energy, Inc.	15,340
174	Questar Corp.	3,344
113	SCANA Corp.	5,085
235	Sempra Energy	13,921
211	TECO Energy, Inc.	3,787
110	UGI Corp.	3,107
80	Vectren Corp.	2,338
112	Westar Energy, Inc.	3,082
230	Wisconsin Energy Corp.	7,838
476	Xcel Energy, Inc.	12,609
		266,168
	Total Common Stocks (Cost $2,087,530)	2,035,385

No. of Rights
	Rights - 0.0%
50	Rouse Properties, Inc., expiring 03/16/12 at $15.00*^	—
	Total Rights (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 2.8%
	Federal Home Loan Bank
$154,097	0.00%, due 03/01/12	$154,097
5,972	0.03%, due 03/01/12	5,972
	Total U.S. Government & Agency Securities (Cost $160,069)	160,069

	Repurchase Agreements (a)(b) - 50.4%
2,876,805	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,876,817	2,876,805
	Total Repurchase Agreements (Cost $2,876,805)	2,876,805

	Total Investment Securities (Cost $5,124,404) — 88.9%	5,072,259
	Other assets less liabilities — 11.1%	630,852
	Net Assets — 100.0%	$5,703,111

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,649,671.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,522
Aggregate gross unrealized depreciation	(283,158)
Net unrealized depreciation	$(175,636)
Federal income tax cost of investments	$5,247,895

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$37,285	$365

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	3,367,742	71,195

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	4,582,078	317,913

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	1,384,951	104,180

		$493,653

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 34.8%
	Consumer Discretionary - 7.0%

110	Aaron’s, Inc.	$3,073
152	Abercrombie & Fitch Co., Class A	6,960
148	Advance Auto Parts, Inc.	12,635
109	AMC Networks, Inc., Class A*	4,948
223	Apollo Group, Inc., Class A*	9,509
36	AutoNation, Inc.*	1,227
51	AutoZone, Inc.*	19,098
81	Bally Technologies, Inc.*	3,478
500	Bed Bath & Beyond, Inc.*	29,870
45	Big Lots, Inc.*	1,973
220	BorgWarner, Inc.*	18,225
149	Brinker International, Inc.	4,111
436	Cablevision Systems Corp., Class A	6,204
75	CarMax, Inc.*	2,302
109	Charter Communications, Inc., Class A*	6,912
235	Chico’s FAS, Inc.	3,527
62	Chipotle Mexican Grill, Inc.*	24,194
5	Choice Hotels International, Inc.	188
258	Darden Restaurants, Inc.	13,155
78	Deckers Outdoor Corp.*	5,831
112	DeVry, Inc.	3,979
189	Dick’s Sporting Goods, Inc.	8,460
530	Discovery Communications, Inc., Class A*	24,724
302	DISH Network Corp., Class A	8,809
199	Dollar General Corp.*	8,370
245	Dollar Tree, Inc.*	21,685
44	DSW, Inc., Class A	2,482
44	Dunkin’ Brands Group, Inc.*	1,278
114	Expedia, Inc.	3,882
245	Family Dollar Stores, Inc.	13,228
105	Fossil, Inc.*	12,808
15	Garmin Ltd.	708
286	Gentex Corp.	6,764
86	Genuine Parts Co.	5,390
490	Goodyear Tire & Rubber Co. (The)*	6,301
65	Groupon, Inc.*	1,281
130	Guess?, Inc.	4,504
360	H&R Block, Inc.	5,868
194	Hanesbrands, Inc.*	5,574
474	Harley-Davidson, Inc.	22,079
93	Harman International Industries, Inc.	4,569
231	Hasbro, Inc.	8,159
11	HomeAway, Inc.*	291
4	Hyatt Hotels Corp., Class A*	166
309	International Game Technology	4,641
346	Interpublic Group of Cos., Inc. (The)	4,055
54	ITT Educational Services, Inc.*	3,707
93	John Wiley & Sons, Inc., Class A	4,222
35	Lamar Advertising Co., Class A*	1,144
215	Leggett & Platt, Inc.	4,865
556	Liberty Global, Inc., Class A*	27,900
500	Limited Brands, Inc.	23,265
293	LKQ Corp.*	9,335
106	Macy’s, Inc.	4,025
521	Marriott International, Inc., Class A	18,381
52	Marriott Vacations Worldwide Corp.*	1,296
518	Mattel, Inc.	16,804
459	McGraw-Hill Cos., Inc. (The)	21,362
156	MGM Resorts International*	2,148
49	Morningstar, Inc.	2,934
111	Netflix, Inc.*	12,291
309	Nordstrom, Inc.	16,569
564	Omnicom Group, Inc.	27,884
258	O’Reilly Automotive, Inc.*	22,317
18	Pandora Media, Inc.*	235
58	Panera Bread Co., Class A*	8,966
228	PetSmart, Inc.	12,709
130	Polaris Industries, Inc.	8,588
18	PVH Corp.	1,530
126	Ralph Lauren Corp.	21,890
54	Regal Entertainment Group, Class A	746
472	Ross Stores, Inc.	25,172
151	Royal Caribbean Cruises Ltd.	4,302
176	Sally Beauty Holdings, Inc.*	4,189
178	Scripps Networks Interactive, Inc., Class A	8,046
7,919	Sirius XM Radio, Inc.*	17,897
391	Starwood Hotels & Resorts Worldwide, Inc.	21,075
128	Tempur-Pedic International, Inc.*	10,112
108	Tesla Motors, Inc.*	3,608
256	Tiffany & Co.	16,643
145	Tractor Supply Co.	12,393
114	TripAdvisor, Inc.*	3,674
115	Tupperware Brands Corp.	7,209
91	Ulta Salon Cosmetics & Fragrance, Inc.*	7,575
73	Under Armour, Inc., Class A*	6,515
218	Urban Outfitters, Inc.*	6,189
560	Virgin Media, Inc.	14,112
6	Visteon Corp.*	322
58	Weight Watchers International, Inc.	4,523
110	Williams-Sonoma, Inc.	4,246
128	Wynn Resorts Ltd.	15,173
		835,563
	Consumer Staples - 2.0%

863	Avon Products, Inc.	16,129
175	Brown-Forman Corp., Class B	14,289
76	Bunge Ltd.	5,116
270	Campbell Soup Co.	8,996
166	Church & Dwight Co., Inc.	7,925
16	Clorox Co. (The)	1,082
465	Coca-Cola Enterprises, Inc.	13,439
103	ConAgra Foods, Inc.	2,704
124	Corn Products International, Inc.	7,111
444	Dr. Pepper Snapple Group, Inc.	16,894
224	Flowers Foods, Inc.	4,287
247	Green Mountain Coffee Roasters, Inc.*	16,048
377	H. J. Heinz Co.	19,872
239	Herbalife Ltd.	15,824
228	Hershey Co. (The)	13,840
146	Hormel Foods Corp.	4,157
182	McCormick & Co., Inc. (Non-Voting)	9,182
75	Mead Johnson Nutrition Co.	5,831
281	Monster Beverage Corp.*	16,070
975	Sara Lee Corp.	19,744
310	Whole Foods Market, Inc.	25,029
		243,569
	Energy - 3.3%

255	Alpha Natural Resources, Inc.*	4,733
45	Arch Coal, Inc.	611
32	Atwood Oceanics, Inc.*	1,522
419	Cabot Oil & Gas Corp.	14,615
362	Cameron International Corp.*	20,167
38	CARBO Ceramics, Inc.	3,483

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
46	Cimarex Energy Co.	$3,711
221	Cobalt International Energy, Inc.*	6,643
207	Concho Resources, Inc.*	22,116
455	CONSOL Energy, Inc.	16,298
84	Continental Resources, Inc.*	7,617
92	Core Laboratories N.V.	11,193
672	Denbury Resources, Inc.*	13,379
65	Diamond Offshore Drilling, Inc.	4,451
151	Dresser-Rand Group, Inc.*	7,930
1,452	El Paso Corp.	40,380
106	EQT Corp.	5,620
274	EXCO Resources, Inc.	1,954
482	FMC Technologies, Inc.*	24,307
179	Forest Oil Corp.*	2,314
177	Helmerich & Payne, Inc.	10,850
383	HollyFrontier Corp.	12,497
56	Kosmos Energy Ltd.*	785
412	McDermott International, Inc.*	5,381
59	Murphy Oil Corp.	3,772
156	Newfield Exploration Co.*	5,616
71	Noble Energy, Inc.	6,933
218	Oceaneering International, Inc.	11,831
86	Oil States International, Inc.*	6,985
34	Patterson-UTI Energy, Inc.	660
543	Peabody Energy Corp.	18,940
190	Pioneer Natural Resources Co.	20,832
278	QEP Resources, Inc.	9,491
16	Quicksilver Resources, Inc.*	89
322	Range Resources Corp.	20,505
42	Rowan Cos., Inc.*	1,549
86	RPC, Inc.	1,377
823	SandRidge Energy, Inc.*	7,135
103	SM Energy Co.	8,108
310	Superior Energy Services, Inc.*	9,095
7	Tidewater, Inc.	416
307	Ultra Petroleum Corp.*	7,663
236	Whiting Petroleum Corp.*	13,839
		397,393
	Financials - 2.4%

75	Affiliated Managers Group, Inc.*	7,979
163	Apartment Investment & Management Co., Class A (REIT)	4,049
240	Boston Properties, Inc. (REIT)	24,372
114	Camden Property Trust (REIT)	7,068
106	CBOE Holdings, Inc.	2,922
586	CBRE Group, Inc., Class A*	10,741
45	Corporate Office Properties Trust (REIT)	1,103
202	Digital Realty Trust, Inc. (REIT)	14,645
108	Discover Financial Services	3,241
238	Eaton Vance Corp.	6,857
43	Equity Residential (REIT)	2,446
56	Erie Indemnity Co., Class A	4,262
36	Essex Property Trust, Inc. (REIT)	5,040
94	Federal Realty Investment Trust (REIT)	8,963
147	Federated Investors, Inc., Class B	3,012
44	Green Dot Corp., Class A*	1,405
60	Greenhill & Co., Inc.	2,638
96	Hudson City Bancorp, Inc.	658
148	IntercontinentalExchange, Inc.*	20,418
67	Jones Lang LaSalle, Inc.	5,454
223	Lazard Ltd., Class A	6,793
58	LPL Investment Holdings, Inc.*	1,978
94	Macerich Co. (The) (REIT)	5,075
400	Moody’s Corp.	15,444
241	MSCI, Inc., Class A*	8,527
30	NASDAQ OMX Group, Inc. (The)*	790
162	NYSE Euronext	4,823
141	People’s United Financial, Inc.	1,775
196	Plum Creek Timber Co., Inc. (REIT)	7,675
244	Rayonier, Inc. (REIT)	10,863
293	SEI Investments Co.	5,787
521	T. Rowe Price Group, Inc.	32,088
439	TD Ameritrade Holding Corp.	8,196
33	UDR, Inc. (REIT)	826
21	Validus Holdings Ltd.	640
309	Ventas, Inc. (REIT)	17,279
41	Vornado Realty Trust (REIT)	3,351
173	Waddell & Reed Financial, Inc., Class A	5,460
313	Weyerhaeuser Co. (REIT)	6,539
		281,182
	Health Care - 4.6%

698	Agilent Technologies, Inc.*	30,447
369	Alexion Pharmaceuticals, Inc.*	30,896
308	Allscripts Healthcare Solutions, Inc.*	5,951
59	AMERIGROUP Corp.*	4,008
518	AmerisourceBergen Corp.	19,347
263	Amylin Pharmaceuticals, Inc.*	4,495
223	BioMarin Pharmaceutical, Inc.*	7,972
170	Brookdale Senior Living, Inc.*	3,169
170	Bruker Corp.*	2,725
172	C.R. Bard, Inc.	16,103
140	CareFusion Corp.*	3,613
85	Catalyst Health Solutions, Inc.*	5,272
285	Cerner Corp.*	21,042
104	Charles River Laboratories International, Inc.*	3,654
25	Cooper Cos., Inc. (The)	1,987
122	Covance, Inc.*	5,823
192	DaVita, Inc.*	16,618
293	Dendreon Corp.*	3,299
115	DENTSPLY International, Inc.	4,448
230	Edwards Lifesciences Corp.*	16,820
234	Endo Pharmaceuticals Holdings, Inc.*	8,674
90	Gen-Probe, Inc.*	6,145
508	Health Management Associates, Inc., Class A*	3,749
98	Henry Schein, Inc.*	7,254
115	Hill-Rom Holdings, Inc.	3,907
282	Hospira, Inc.*	10,045
381	Human Genome Sciences, Inc.*	3,002
115	IDEXX Laboratories, Inc.*	9,861
247	Illumina, Inc.*	12,659
79	Intuitive Surgical, Inc.*	40,418
201	Laboratory Corp. of America Holdings*	18,068
31	Life Technologies Corp.*	1,467
178	Lincare Holdings, Inc.	4,781
97	MEDNAX, Inc.*	7,216
65	Mettler-Toledo International, Inc.*	11,718
798	Mylan, Inc.*	18,705
172	Myriad Genetics, Inc.*	4,162
74	Patterson Cos., Inc.	2,362
167	Perrigo Co.	17,211
290	Quest Diagnostics, Inc.	16,834
146	Regeneron Pharmaceuticals, Inc.*	15,299
289	ResMed, Inc.*	8,468
112	Sirona Dental Systems, Inc.*	5,589
124	SXC Health Solutions Corp.*	8,779

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
75	Techne Corp.	$5,369
48	Tenet Healthcare Corp.*	271
115	Thoratec Corp.*	3,968
104	United Therapeutics Corp.*	4,964
181	Universal Health Services, Inc., Class B	8,074
235	Varian Medical Systems, Inc.*	15,334
366	Vertex Pharmaceuticals, Inc.*	14,245
310	Warner Chilcott plc, Class A*	5,186
184	Waters Corp.*	16,486
239	Watson Pharmaceuticals, Inc.*	13,938
		541,897
	Industrials - 5.3%

107	AECOM Technology Corp.*	2,499
4	Alliant Techsystems, Inc.	240
323	AMETEK, Inc.	15,375
4	Armstrong World Industries, Inc.*	205
13	Avery Dennison Corp.	397
236	Babcock & Wilcox Co. (The)*	6,075
184	BE Aerospace, Inc.*	8,435
332	C.H. Robinson Worldwide, Inc.	21,968
10	Carlisle Cos., Inc.	488
116	Chicago Bridge & Iron Co. N.V.	5,396
11	Con-way, Inc.	325
217	Cooper Industries plc	13,285
51	Copa Holdings S.A., Class A	3,650
112	Copart, Inc.*	5,575
15	Covanta Holding Corp.	245
1,020	Delta Air Lines, Inc.*	10,006
153	Donaldson Co., Inc.	11,235
291	Dover Corp.	18,630
99	Dun & Bradstreet Corp. (The)	8,182
260	Eaton Corp.	13,569
13	Equifax, Inc.	547
426	Expeditors International of Washington, Inc.	18,586
592	Fastenal Co.	31,187
102	Flowserve Corp.	12,094
350	Fluor Corp.	21,168
105	Gardner Denver, Inc.	7,211
54	General Cable Corp.*	1,672
102	Goodrich Corp.	12,849
122	Graco, Inc.	6,244
14	GrafTech International Ltd.*	178
14	Harsco Corp.	311
491	Hertz Global Holdings, Inc.*	7,021
149	IDEX Corp.	6,228
99	IHS, Inc., Class A*	9,362
497	Ingersoll-Rand plc	19,820
334	Iron Mountain, Inc.	10,371
183	J.B. Hunt Transport Services, Inc.	9,371
210	Joy Global, Inc.	18,262
165	Kansas City Southern*	11,481
11	KAR Auction Services, Inc.*	177
20	KBR, Inc.	726
19	Kennametal, Inc.	875
76	Kirby Corp.*	5,215
96	Landstar System, Inc.	5,190
107	Lennox International, Inc.	4,187
104	Lincoln Electric Holdings, Inc.	4,804
264	Manitowoc Co., Inc. (The)	4,155
719	Masco Corp.	8,542
89	MSC Industrial Direct Co., Inc., Class A	7,068
79	Navistar International Corp.*	3,301
139	Nielsen Holdings N.V.*	4,099
122	Nordson Corp.	6,706
233	Pall Corp.	14,784
125	Parker Hannifin Corp.	11,226
78	Polypore International, Inc.*	3,207
295	Robert Half International, Inc.	8,387
290	Rockwell Automation, Inc.	23,194
294	Rockwell Collins, Inc.	17,431
192	Roper Industries, Inc.	17,572
21	Snap-on, Inc.	1,284
280	Southwest Airlines Co.	2,514
48	Spirit Aerosystems Holdings, Inc., Class A*	1,150
28	SPX Corp.	2,048
172	Stericycle, Inc.*	14,924
32	Textron, Inc.	880
25	Thomas & Betts Corp.*	1,806
148	Timken Co.	7,755
62	Toro Co. (The)	4,200
24	Towers Watson & Co., Class A	1,535
100	TransDigm Group, Inc.*	11,879
567	United Continental Holdings, Inc.*	11,709
186	UTi Worldwide, Inc.	3,002
46	Valmont Industries, Inc.	5,109
201	Verisk Analytics, Inc., Class A*	8,744
114	W.W. Grainger, Inc.	23,681
135	WABCO Holdings, Inc.*	8,031
200	Waste Connections, Inc.	6,504
41	WESCO International, Inc.*	2,579
97	Westinghouse Air Brake Technologies Corp.	7,249
		627,172
	Information Technology - 6.5%

107	Acme Packet, Inc.*	3,261
1,233	Advanced Micro Devices, Inc.*	9,063
341	Akamai Technologies, Inc.*	12,276
102	Alliance Data Systems Corp.*	12,379
647	Altera Corp.	24,877
333	Amphenol Corp., Class A	18,635
601	Analog Devices, Inc.	23,565
184	ANSYS, Inc.*	11,625
194	Ariba, Inc.*	6,105
33	Arrow Electronics, Inc.*	1,325
859	Atmel Corp.*	8,685
461	Autodesk, Inc.*	17,449
384	Avago Technologies Ltd.	14,442
330	BMC Software, Inc.*	12,355
22	Booz Allen Hamilton Holding Corp.	405
234	Broadridge Financial Solutions, Inc.	5,696
540	Cadence Design Systems, Inc.*	6,356
191	Ciena Corp.*	2,850
377	Citrix Systems, Inc.*	28,177
321	Compuware Corp.*	2,892
13	Cree, Inc.*	394
310	Cypress Semiconductor Corp.*	5,348
107	Dolby Laboratories, Inc., Class A*	4,073
10	DST Systems, Inc.	530
667	Electronic Arts, Inc.*	10,892
94	Equinix, Inc.*	13,177
163	F5 Networks, Inc.*	20,368
93	Factset Research Systems, Inc.	8,128
119	First Solar, Inc.*	3,844
231	Fiserv, Inc.*	15,315
30	FleetCor Technologies, Inc.*	1,111
320	FLIR Systems, Inc.	8,374
241	Fortinet, Inc.*	6,519

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
54	Freescale Semiconductor Holdings I Ltd.*	$871
19	Fusion-io, Inc.*	519
195	Gartner, Inc.*	7,851
196	Genpact Ltd.*	3,140
161	Global Payments, Inc.	8,311
64	Harris Corp.	2,792
212	Informatica Corp.*	10,422
126	Intersil Corp., Class A	1,426
607	Intuit, Inc.	35,109
55	IPG Photonics Corp.*	2,895
319	Jabil Circuit, Inc.	8,240
455	JDS Uniphase Corp.*	5,933
260	KLA-Tencor Corp.	12,584
250	Lam Research Corp.*	10,425
173	Lender Processing Services, Inc.	3,813
457	Linear Technology Corp.	15,300
18	LinkedIn Corp., Class A*	1,564
347	LSI Corp.*	2,984
593	Maxim Integrated Products, Inc.	16,539
274	MEMC Electronic Materials, Inc.*	1,077
382	Microchip Technology, Inc.	13,779
163	MICROS Systems, Inc.*	8,465
182	National Instruments Corp.	4,841
250	NCR Corp.*	5,430
148	NeuStar, Inc., Class A*	5,187
478	Nuance Communications, Inc.*	12,390
1,205	NVIDIA Corp.*	18,256
892	ON Semiconductor Corp.*	8,090
597	Paychex, Inc.	18,686
27	PMC-Sierra, Inc.*	186
354	Polycom, Inc.*	7,310
162	QLogic Corp.*	2,785
207	Rackspace Hosting, Inc.*	10,814
387	Red Hat, Inc.*	19,141
308	Riverbed Technology, Inc.*	8,769
227	Rovi Corp.*	8,054
186	SAIC, Inc.*	2,273
75	Silicon Laboratories, Inc.*	3,360
380	Skyworks Solutions, Inc.*	10,249
142	Solera Holdings, Inc.	6,816
20	Synopsys, Inc.*	609
339	Teradata Corp.*	22,560
333	TIBCO Software, Inc.*	9,647
246	Trimble Navigation Ltd.*	12,371
205	VeriFone Systems, Inc.*	9,817
319	VeriSign, Inc.	11,787
74	Vistaprint N.V.*	3,010
119	WebMD Health Corp.*	2,957
1,269	Western Union Co. (The)	22,169
533	Xilinx, Inc.	19,684
110	Zebra Technologies Corp., Class A*	4,228
		766,006
	Materials - 3.0%

158	Airgas, Inc.	13,008
44	AK Steel Holding Corp.	349
184	Albemarle Corp.	12,240
213	Allegheny Technologies, Inc.	9,344
179	Allied Nevada Gold Corp.*	6,159
313	Ball Corp.	12,545
88	Carpenter Technology Corp.	4,514
313	Celanese Corp.	14,889
110	CF Industries Holdings, Inc.	20,460
293	Cliffs Natural Resources, Inc.	18,600
66	Compass Minerals International, Inc.	4,755
313	Crown Holdings, Inc.*	11,572
285	Eastman Chemical Co.	15,427
602	Ecolab, Inc.	36,120
144	FMC Corp.	14,252
75	Huntsman Corp.	1,025
161	International Flavors & Fragrances, Inc.	9,182
186	International Paper Co.	6,538
105	Intrepid Potash, Inc.*	2,655
44	Kronos Worldwide, Inc.	1,028
43	Martin Marietta Materials, Inc.	3,692
112	Molycorp, Inc.*	2,766
185	Packaging Corp. of America	5,483
317	PPG Industries, Inc.	28,926
22	Reliance Steel & Aluminum Co.	1,182
139	Rock-Tenn Co., Class A	9,798
130	Rockwood Holdings, Inc.*	6,923
118	Royal Gold, Inc.	8,195
13	Schnitzer Steel Industries, Inc., Class A	587
74	Scotts Miracle-Gro Co. (The), Class A	3,466
180	Sherwin-Williams Co. (The)	18,567
244	Sigma-Aldrich Corp.	17,517
99	Silgan Holdings, Inc.	4,210
245	Solutia, Inc.	6,887
320	Steel Dynamics, Inc.	4,739
91	Titanium Metals Corp.	1,334
24	Valspar Corp.	1,112
125	Walter Energy, Inc.	8,104
8	Westlake Chemical Corp.	482
133	WR Grace & Co.*	7,576
		356,208
	Telecommunication Services - 0.6%

382	Clearwire Corp., Class A*	879
583	Crown Castle International Corp.*	30,205
45	Level 3 Communications, Inc.*	1,094
557	MetroPCS Communications, Inc.*	5,737
299	NII Holdings, Inc.*	5,346
227	SBA Communications Corp., Class A*	10,653
259	tw telecom, inc.*	5,595
650	Windstream Corp.	7,852
		67,361
	Utilities - 0.1%

29	Aqua America, Inc.	644
102	ITC Holdings Corp.	7,699
24	National Fuel Gas Co.	1,208
16	ONEOK, Inc.	1,322
		10,873

	Total Common Stocks (Cost $3,939,772)	4,127,224

Principal Amount
	U.S. Government & Agency Securities (a) - 2.7%
	Federal Home Loan Bank
$306,302	0.00%, due 03/01/12	306,302
11,870	0.03%, due 03/01/12	11,870
	Total U.S. Government & Agency Securities (Cost $318,172)	318,172

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 50.6%
$5,992,992	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $5,993,016	$5,992,992
	Total Repurchase Agreements (Cost $5,992,992)	5,992,992

	Total Investment Securities (Cost $10,250,936) — 88.1%	10,438,388
	Other assets less liabilities — 11.9%	1,404,837
	Net Assets — 100.0%	$11,843,225

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $3,321,440.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,965
Aggregate gross unrealized depreciation	(50,684)
Net unrealized appreciation	$185,281
Federal income tax cost of investments	$10,253,107

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$288,003	$3,006

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	5,757,181	110,715

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	8,955,247	816,499

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	4,561,088	396,883

		$1,327,103

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 51.1%
	Consumer Discretionary - 6.2%

231	1-800-Flowers.com, Inc., Class A*	$631
175	A.H. Belo Corp., Class A	826
128	Ambassadors Group, Inc.	675
494	American Axle & Manufacturing Holdings, Inc.*	5,627
339	American Greetings Corp., Class A	5,085
39	America’s Car-Mart, Inc.*	1,740
51	Archipelago Learning, Inc.*	466
114	Arctic Cat, Inc.*	4,193
275	Asbury Automotive Group, Inc.*	7,131
135	Ascent Capital Group, Inc., Class A*	6,647
273	Barnes & Noble, Inc.*	3,634
717	Beazer Homes USA, Inc.*	2,237
361	bebe stores, inc.	3,235
614	Belo Corp., Class A	4,402
136	Benihana, Inc.	1,413
207	Big 5 Sporting Goods Corp.	1,613
10	Biglari Holdings, Inc.*	4,105
176	Black Diamond, Inc.*	1,457
49	Blyth, Inc.	3,126
285	Bob Evans Farms, Inc.	10,488
116	Bon-Ton Stores, Inc. (The)	557
515	Boyd Gaming Corp.*	4,125
395	Brown Shoe Co., Inc.	4,258
140	Build-A-Bear Workshop, Inc.*	763
407	Cabela’s, Inc.*	14,440
606	Callaway Golf Co.	3,969
155	Cambium Learning Group, Inc.*	446
65	Caribou Coffee Co., Inc.*	1,078
62	Carter’s, Inc.*	3,011
396	Casual Male Retail Group, Inc.*	1,247
64	Cavco Industries, Inc.*	2,886
345	Central European Media Enterprises Ltd., Class A*	2,574
1,094	Charming Shoppes, Inc.*	6,181
10	Cherokee, Inc.	113
246	Children’s Place Retail Stores, Inc. (The)*	12,484
337	Christopher & Banks Corp.	721
87	Churchill Downs, Inc.	4,541
81	Cinemark Holdings, Inc.	1,695
141	Citi Trends, Inc.*	1,528
685	Coldwater Creek, Inc.*	644
579	Collective Brands, Inc.*	10,434
36	Columbia Sportswear Co.	1,797
125	Conn’s, Inc.*	1,657
93	Core-Mark Holding Co., Inc.	3,727
733	Corinthian Colleges, Inc.*	3,291
66	Cost Plus, Inc.*	867
12	Cracker Barrel Old Country Store, Inc.	668
263	Crown Media Holdings, Inc., Class A*	337
76	CSS Industries, Inc.	1,490
284	Cumulus Media, Inc., Class A*	977
81	Dana Holding Corp.*	1,296
60	Delta Apparel, Inc.*	983
257	Denny’s Corp.*	1,067
47	Dial Global, Inc.*	115
16	Digital Domain Media Group, Inc.*	90
60	Digital Generation, Inc.*	600
339	Domino’s Pizza, Inc.*	13,038
111	Drew Industries, Inc.*	3,041
297	E.W. Scripps Co. (The), Class A*	2,827
8	Einstein Noah Restaurant Group, Inc.	112
228	Entercom Communications Corp., Class A*	1,596
196	Entravision Communications Corp., Class A	325
147	Ethan Allen Interiors, Inc.	3,712
547	Exide Technologies*	1,625
339	Finish Line, Inc. (The), Class A	7,794
83	Fisher Communications, Inc.*	2,380
62	Francesca’s Holdings Corp.*	1,423
348	Fred’s, Inc., Class A	4,820
157	Fuel Systems Solutions, Inc.*	4,066
395	Furniture Brands International, Inc.*	632
335	Gaylord Entertainment Co.*	9,970
200	Genesco, Inc.*	13,628
5	Global Sources Ltd.*	27
3	Gordmans Stores, Inc.*	46
467	Gray Television, Inc.*	962
214	Group 1 Automotive, Inc.	11,036
416	Harte-Hanks, Inc.	3,636
177	Haverty Furniture Cos., Inc.	1,947
290	Helen of Troy Ltd.*	9,425
150	hhgregg, Inc.*	1,714
398	HOT Topic, Inc.	3,550
576	Hovnanian Enterprises, Inc., Class A*	1,596
686	Iconix Brand Group, Inc.*	12,458
277	International Speedway Corp., Class A	6,969
192	Isle of Capri Casinos, Inc.*	1,219
391	Jack in the Box, Inc.*	9,325
256	Jakks Pacific, Inc.	3,976
45	Johnson Outdoors, Inc., Class A*	740
761	Jones Group, Inc. (The)	7,496
406	Journal Communications, Inc., Class A*	1,928
724	KB Home	8,268
48	Kenneth Cole Productions, Inc., Class A*	753
158	Kirkland’s, Inc.*	2,520
19	Knology, Inc.*	339
246	K-Swiss, Inc., Class A*	819
488	La-Z-Boy, Inc.*	6,974
390	Leapfrog Enterprises, Inc.*	2,742
37	Life Time Fitness, Inc.*	1,830
87	Lifetime Brands, Inc.	1,016
256	LIN TV Corp., Class A*	1,055
212	Lincoln Educational Services Corp.	1,794
208	Lithia Motors, Inc., Class A	4,911
1,328	Live Nation Entertainment, Inc.*	12,377
845	Liz Claiborne, Inc.*	8,264
177	Luby’s, Inc.*	878
176	M/I Homes, Inc.*	2,131
112	Mac-Gray Corp.	1,561
192	Marcus Corp.	2,314
50	Marine Products Corp.	311
219	MarineMax, Inc.*	1,770
256	Martha Stewart Living Omnimedia, Class A	1,152
171	Matthews International Corp., Class A	5,304
36	Mattress Firm Holding Corp.*	1,197
543	McClatchy Co. (The), Class A*	1,379
353	MDC Holdings, Inc.	8,677
402	Men’s Wearhouse, Inc. (The)	15,569
342	Meredith Corp.	11,252
263	Meritage Homes Corp.*	6,809
438	Modine Manufacturing Co.*	3,977

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
84	Monarch Casino & Resort, Inc.*	$880
132	Morgans Hotel Group Co.*	677
114	Motorcar Parts of America, Inc.*	940
163	Movado Group, Inc.	3,488
253	Multimedia Games Holding Co., Inc.*	2,588
239	New York & Co., Inc.*	624
1,291	New York Times Co. (The), Class A*	8,508
83	Nexstar Broadcasting Group, Inc., Class A*	685
173	O’Charleys, Inc.*	1,714
2,612	Office Depot, Inc.*	8,620
809	OfficeMax, Inc.*	4,530
197	Orbitz Worldwide, Inc.*	707
897	Orient-Express Hotels Ltd., Class A*	8,871
135	Outdoor Channel Holdings, Inc.	952
16	P.F. Chang’s China Bistro, Inc.	613
446	Pacific Sunwear of California, Inc.*	937
420	Penske Automotive Group, Inc.	10,114
495	PEP Boys-Manny Moe & Jack (The)	7,445
107	Perry Ellis International, Inc.*	1,865
631	Pier 1 Imports, Inc.*	10,834
548	Pinnacle Entertainment, Inc.*	6,033
1,221	Quiksilver, Inc.*	5,714
73	R.G. Barry Corp.	1,021
138	Red Lion Hotels Corp.*	1,061
12	Red Robin Gourmet Burgers, Inc.*	413
544	Regis Corp.	9,417
553	Rent-A-Center, Inc.	19,587
613	Ruby Tuesday, Inc.*	4,769
275	Ruth’s Hospitality Group, Inc.*	1,713
418	Ryland Group, Inc. (The)	7,578
34	Saga Communications, Inc., Class A*	1,276
1,085	Saks, Inc.*	12,640
250	Scholastic Corp.	7,643
151	School Specialty, Inc.*	483
261	Scientific Games Corp., Class A*	2,743
465	Sealy Corp.*	800
67	Select Comfort Corp.*	1,983
51	Shiloh Industries, Inc.	459
86	Shoe Carnival, Inc.*	2,251
97	Shuffle Master, Inc.*	1,416
440	Sinclair Broadcast Group, Inc., Class A	5,025
352	Skechers U.S.A., Inc., Class A*	4,495
59	Skullcandy, Inc.*	833
64	Skyline Corp.	515
375	Smith & Wesson Holding Corp.*	1,961
379	Sonic Automotive, Inc., Class A	6,492
314	Spartan Motors, Inc.	1,793
111	Speedway Motorsports, Inc.	1,723
293	Stage Stores, Inc.	4,380
185	Standard Motor Products, Inc.	4,203
999	Standard Pacific Corp.*	4,376
258	Stein Mart, Inc.*	1,850
62	Steinway Musical Instruments, Inc.*	1,548
741	Stewart Enterprises, Inc., Class A	4,609
125	Summer Infant, Inc.*	749
220	Superior Industries International, Inc.	3,978
96	Systemax, Inc.*	1,853
658	Talbots, Inc.*	1,948
45	Teavana Holdings, Inc.*	1,055
38	Texas Roadhouse, Inc.	636
111	Town Sports International Holdings, Inc.*	1,143
406	Tuesday Morning Corp.*	1,393
131	Unifi, Inc.*	1,086
87	Universal Electronics, Inc.*	1,702
71	Vail Resorts, Inc.	2,989
2	Value Line, Inc.	23
77	ValueVision Media, Inc., Class A*	132
170	VOXX International Corp.*	2,174
60	Warnaco Group, Inc. (The)*	3,523
139	West Marine, Inc.*	1,473
852	Wet Seal, Inc. (The), Class A*	2,982
67	Weyco Group, Inc.	1,564
27	World Wrestling Entertainment, Inc., Class A	247
302	Zale Corp.*	969
		672,384
	Consumer Staples - 1.5%

21	Alico, Inc.	488
819	Alliance One International, Inc.*	3,022
175	Andersons, Inc. (The)	7,541
5	Arden Group, Inc., Class A	448
192	B&G Foods, Inc.	4,470
126	Cal-Maine Foods, Inc.	4,851
684	Central European Distribution Corp.*	2,982
394	Central Garden and Pet Co., Class A*	3,771
42	Chefs’ Warehouse, Inc. (The)*	882
427	Chiquita Brands International, Inc.*	4,095
65	Craft Brew Alliance, Inc.*	406
274	Dole Food Co., Inc.*	2,625
43	Elizabeth Arden, Inc.*	1,597
60	Farmer Bros Co.*	664
343	Fresh Del Monte Produce, Inc.	7,704
23	Griffin Land & Nurseries, Inc.	587
254	Hain Celestial Group, Inc. (The)*	10,373
85	Harbinger Group, Inc.*	388
115	Imperial Sugar Co.	661
119	Ingles Markets, Inc., Class A	2,127
113	MGP Ingredients, Inc.	683
114	Nash Finch Co.	3,056
87	Nutraceutical International Corp.*	1,133
39	Oil-Dri Corp. of America	811
164	Omega Protein Corp.*	1,355
200	Pantry, Inc. (The)*	2,486
476	Pilgrim’s Pride Corp.*	2,985
473	Prestige Brands Holdings, Inc.*	7,805
45	Primo Water Corp.*	120
102	Revlon, Inc., Class A*	1,546
5,124	Rite Aid Corp.*	7,891
213	Ruddick Corp.	8,724
208	Sanderson Farms, Inc.	10,234
83	Schiff Nutrition International, Inc.*	926
87	Seneca Foods Corp., Class A*	2,229
295	Smart Balance, Inc.*	1,767
444	Snyder’s-Lance, Inc.	9,968
213	Spartan Stores, Inc.	3,800
33	Spectrum Brands Holdings, Inc.*	938
115	Star Scientific, Inc.*	431
88	Susser Holdings Corp.*	2,230
17	Tootsie Roll Industries, Inc.	395
137	TreeHouse Foods, Inc.*	7,891
218	Universal Corp.	10,015
143	Vector Group Ltd.	2,595
59	Village Super Market, Inc., Class A	1,775
104	Weis Markets, Inc.	4,457
525	Winn-Dixie Stores, Inc.*	4,977
		162,905

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Energy - 2.4%

25	Alon USA Energy, Inc.	$235
69	Approach Resources, Inc.*	2,385
410	Bill Barrett Corp.*	11,984
728	BPZ Resources, Inc.*	2,337
342	Bristow Group, Inc.	16,146
54	C&J Energy Services, Inc.*	1,097
345	Cal Dive International, Inc.*	1,000
552	CAMAC Energy, Inc.*	486
455	Cloud Peak Energy, Inc.*	8,063
448	Comstock Resources, Inc.*	7,181
205	Crimson Exploration, Inc.*	638
41	Crosstex Energy, Inc.	563
54	Dawson Geophysical Co.*	2,046
134	Delek U.S. Holdings, Inc.	1,770
606	DHT Holdings, Inc.	673
349	Endeavour International Corp.*	4,038
272	Energy Partners Ltd.*	4,635
601	Exterran Holdings, Inc.*	8,654
485	Frontline Ltd.	2,600
546	Gastar Exploration Ltd.*	1,567
115	GeoResources, Inc.*	3,685
411	GMX Resources, Inc.*	723
176	Green Plains Renewable Energy, Inc.*	1,998
115	Gulf Island Fabrication, Inc.	3,371
184	GulfMark Offshore, Inc., Class A*	9,244
3	Hallador Energy Co.	30
320	Harvest Natural Resources, Inc.*	2,118
480	Heckmann Corp.*	2,448
997	Helix Energy Solutions Group, Inc.*	19,182
1,084	Hercules Offshore, Inc.*	5,507
291	Hornbeck Offshore Services, Inc.*	11,858
334	James River Coal Co.*	1,914
122	Key Energy Services, Inc.*	2,081
45	KiOR, Inc., Class A*	392
207	Knightsbridge Tankers Ltd.	3,062
210	L&L Energy, Inc.*	489
209	Matrix Service Co.*	2,767
292	Miller Energy Resources, Inc.*	1,226
52	Mitcham Industries, Inc.*	1,215
115	Natural Gas Services Group, Inc.*	1,609
792	Newpark Resources, Inc.*	6,233
498	Nordic American Tankers Ltd.	6,957
251	Overseas Shipholding Group, Inc.	2,221
1,098	Parker Drilling Co.*	6,950
58	Patriot Coal Corp.*	419
430	Penn Virginia Corp.	2,103
221	Petroleum Development Corp.*	7,191
404	Petroquest Energy, Inc.*	2,464
123	PHI, Inc. (Non-Voting)*	2,718
123	Pioneer Drilling Co.*	1,225
58	REX American Resources Corp.*	1,779
56	Rex Energy Corp.*	644
282	Scorpio Tankers, Inc.*	1,796
391	SemGroup Corp., Class A*	11,093
424	Ship Finance International Ltd.	5,822
25	Solazyme, Inc.*	345
399	Swift Energy Co.*	11,982
495	Teekay Tankers Ltd., Class A	2,188
54	Tesco Corp.*	827
643	Tetra Technologies, Inc.*	5,845
210	Triangle Petroleum Corp.*	1,506
142	Union Drilling, Inc.*	957
176	Ur-Energy, Inc.*	204
1,092	USEC, Inc.*	1,463
424	Vaalco Energy, Inc.*	3,345
1,643	Vantage Drilling Co.*	2,152
213	Venoco, Inc.*	2,322
120	Voyager Oil & Gas, Inc.*	389
564	Warren Resources, Inc.*	2,200
30	Western Refining, Inc.	544
68	Westmoreland Coal Co.*	715
298	Willbros Group, Inc.*	1,252
288	World Fuel Services Corp.	11,998
		262,866
	Financials - 18.9%

143	1st Source Corp.	3,511
256	1st United Bancorp, Inc./FL*	1,510
318	Acadia Realty Trust (REIT)	6,738
456	Advance America Cash Advance Centers, Inc.	4,729
73	AG Mortgage Investment Trust, Inc. (REIT)	1,454
107	Agree Realty Corp. (REIT)	2,568
45	Alliance Financial Corp./NY	1,328
854	Alterra Capital Holdings Ltd.	19,608
17	American Assets Trust, Inc. (REIT)	366
356	American Campus Communities, Inc. (REIT)	14,649
62	American Capital Mortgage Investment Corp. (REIT)	1,337
560	American Equity Investment Life Holding Co.	6,776
98	American Safety Insurance Holdings Ltd.*	1,892
224	Ameris Bancorp*	2,580
173	AMERISAFE, Inc.*	3,903
78	Ames National Corp.	1,689
198	AmTrust Financial Services, Inc.	5,348
1,261	Anworth Mortgage Asset Corp. (REIT)	8,196
193	Apollo Commercial Real Estate Finance, Inc. (REIT)	2,885
1,843	Apollo Investment Corp.	12,938
36	Apollo Residential Mortgage, Inc.	645
258	Argo Group International Holdings Ltd.	7,701
61	Arlington Asset Investment Corp., Class A	1,409
1,310	ARMOUR Residential REIT, Inc. (REIT)	9,262
90	Arrow Financial Corp.	2,165
23	Artio Global Investors, Inc.	110
491	Ashford Hospitality Trust, Inc. (REIT)	4,144
370	Associated Estates Realty Corp. (REIT)	5,520
818	Astoria Financial Corp.	7,182
84	AV Homes, Inc.*	879
79	Baldwin & Lyons, Inc., Class B	1,662
63	Bancfirst Corp.	2,579
262	Banco Latinoamericano de Comercio Exterior S.A., Class E	5,112
275	Bancorp, Inc. (The)/DE*	2,288
889	BancorpSouth, Inc.	10,526
433	Bank Mutual Corp.	1,702
54	Bank of Kentucky Financial Corp.	1,341
50	Bank of Marin Bancorp	1,759
228	Bank of the Ozarks, Inc.	6,692
198	BankFinancial Corp.	1,119
165	Banner Corp.	3,401

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
698	BBCN Bancorp, Inc.*	$7,155
313	Beneficial Mutual Bancorp, Inc.*	2,839
195	Berkshire Hills Bancorp, Inc.	4,288
1,447	BioMed Realty Trust, Inc. (REIT)	26,654
687	BlackRock Kelso Capital Corp.	6,698
86	BofI Holding, Inc.*	1,410
724	Boston Private Financial Holdings, Inc.	6,900
42	Bridge Bancorp, Inc.	843
86	Bridge Capital Holdings*	1,037
638	Brookline Bancorp, Inc.	5,857
80	Bryn Mawr Bank Corp.	1,573
178	Calamos Asset Management, Inc., Class A	2,182
19	California First National Bancorp	281
72	Camden National Corp.	2,545
288	Campus Crest Communities, Inc. (REIT)	3,050
108	Cape Bancorp, Inc.*	870
132	Capital Bank Corp.*	290
107	Capital City Bank Group, Inc.	842
28	Capital Southwest Corp.	2,600
640	CapLease, Inc. (REIT)	2,579
794	Capstead Mortgage Corp. (REIT)	10,560
272	Cardinal Financial Corp.	2,924
56	Cascade Bancorp*	325
184	Cash America International, Inc.	8,534
740	Cathay General Bancorp	12,092
960	CBL & Associates Properties, Inc. (REIT)	16,925
528	Cedar Realty Trust, Inc. (REIT)	2,513
114	Center Bancorp, Inc.	1,096
283	CenterState Banks, Inc.	1,981
145	Central Pacific Financial Corp.*	2,007
32	Century Bancorp, Inc./MA, Class A	792
64	Charter Financial Corp./GA	618
130	Chatham Lodging Trust (REIT)	1,568
258	Chemical Financial Corp.	5,691
303	Chesapeake Lodging Trust (REIT)	5,342
111	CIFC Corp.*	582
115	Citizens & Northern Corp.	2,289
357	Citizens, Inc./TX*	3,813
143	City Holding Co.	4,901
73	Clifton Savings Bancorp, Inc.	718
116	CNB Financial Corp./PA	1,798
2,087	CNO Financial Group, Inc.*	15,486
306	CoBiz Financial, Inc.	1,784
309	Cogdell Spencer, Inc. (REIT)	1,307
28	Cohen & Steers, Inc.	922
785	Colonial Properties Trust (REIT)	16,108
310	Colony Financial, Inc. (REIT)	5,171
371	Columbia Banking System, Inc.	7,847
366	Community Bank System, Inc.	9,999
130	Community Trust Bancorp, Inc.	4,009
380	Compass Diversified Holdings	5,673
39	Consolidated-Tomoka Land Co.	1,165
187	Coresite Realty Corp. (REIT)	3,992
858	Cousins Properties, Inc. (REIT)	6,341
629	Cowen Group, Inc., Class A*	1,761
538	CreXus Investment Corp. (REIT)	5,999
1,153	CubeSmart (REIT)	13,006
840	CVB Financial Corp.	9,047
1,051	CYS Investments, Inc. (REIT)	14,262
2,312	DCT Industrial Trust, Inc. (REIT)	13,086
454	Delphi Financial Group, Inc., Class A	20,230
1,575	DiamondRock Hospitality Co. (REIT)	15,687
293	Dime Community Bancshares, Inc.	4,079
73	Donegal Group, Inc., Class A	1,005
1,198	Doral Financial Corp.*	1,677
343	DuPont Fabros Technology, Inc. (REIT)	7,855
509	Dynex Capital, Inc. (REIT)	4,841
158	Eagle Bancorp, Inc.*	2,451
138	EastGroup Properties, Inc. (REIT)	6,650
191	Edelman Financial Group, Inc.	1,280
866	Education Realty Trust, Inc. (REIT)	8,902
189	eHealth, Inc.*	2,841
43	EMC Insurance Group, Inc.	906
328	Employers Holdings, Inc.	5,671
79	Encore Bancshares, Inc.*	1,146
65	Enstar Group Ltd.*	6,304
55	Enterprise Bancorp, Inc./MA	872
129	Enterprise Financial Services Corp.	1,496
439	Entertainment Properties Trust (REIT)	19,975
96	Equity Lifestyle Properties, Inc. (REIT)	6,385
505	Equity One, Inc. (REIT)	9,605
117	ESB Financial Corp.	1,492
101	ESSA Bancorp, Inc.	972
291	Excel Trust, Inc. (REIT)	3,489
540	Extra Space Storage, Inc. (REIT)	14,240
121	FBL Financial Group, Inc., Class A	4,110
422	FBR & Co.*	1,063
93	Federal Agricultural Mortgage Corp., Class C	1,856
586	FelCor Lodging Trust, Inc. (REIT)*	2,250
39	Fidus Investment Corp.	553
775	Fifth Street Finance Corp.	7,673
130	Financial Institutions, Inc.	2,127
990	First American Financial Corp.	15,246
83	First Bancorp, Inc./ME	1,245
142	First Bancorp/NC	1,420
725	First Busey Corp.	3,509
987	First Commonwealth Financial Corp.	5,912
150	First Community Bancshares, Inc./VA	1,860
168	First Connecticut Bancorp, Inc./CT	2,167
91	First Defiance Financial Corp.	1,423
548	First Financial Bancorp	8,971
162	First Financial Bankshares, Inc.	5,550
105	First Financial Corp./IN	3,359
156	First Financial Holdings, Inc.	1,523
815	First Industrial Realty Trust, Inc. (REIT)*	9,633
148	First Interstate BancSystem, Inc.	2,013
519	First Marblehead Corp. (The)*	633
241	First Merchants Corp.	2,670
701	First Midwest Bancorp, Inc./IL	8,104
72	First of Long Island Corp. (The)	1,868
95	First Pactrust Bancorp, Inc.	1,113
471	First Potomac Realty Trust (REIT)	6,231
1,028	FirstMerit Corp.	16,499
1,840	Flagstar Bancorp, Inc.*	1,326
464	Flagstone Reinsurance Holdings S.A.	3,675
295	Flushing Financial Corp.	3,820
1,279	FNB Corp./PA	15,079
333	Forestar Group, Inc.*	5,225
55	Fortegra Financial Corp.*	383
129	Fox Chase Bancorp, Inc.	1,614
131	Franklin Financial Corp./VA*	1,767
664	Franklin Street Properties Corp. (REIT)	6,846

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
163	FXCM, Inc., Class A	$1,542
70	Gain Capital Holdings, Inc.	367
24	GAMCO Investors, Inc., Class A	1,107
118	German American Bancorp, Inc.	2,310
131	Getty Realty Corp. (REIT)	2,227
665	GFI Group, Inc.	2,554
677	Glacier Bancorp, Inc.	9,343
198	Gladstone Capital Corp.	1,689
60	Gladstone Commercial Corp. (REIT)	1,072
208	Gladstone Investment Corp.	1,633
692	Gleacher & Co., Inc.*	1,052
140	Glimcher Realty Trust (REIT)	1,386
121	Global Indemnity plc*	2,315
112	Golub Capital BDC, Inc.	1,680
333	Government Properties Income Trust (REIT)	7,769
96	Great Southern Bancorp, Inc.	2,114
204	Greenlight Capital Re Ltd., Class A*	4,804
67	Hallmark Financial Services*	452
718	Hancock Holding Co.	24,376
296	Hanmi Financial Corp.*	2,566
115	Harleysville Group, Inc.	6,510
292	Harris & Harris Group, Inc.*	1,256
703	Hatteras Financial Corp. (REIT)	20,021
732	Healthcare Realty Trust, Inc. (REIT)	15,130
125	Heartland Financial USA, Inc.	1,966
460	Hercules Technology Growth Capital, Inc.	4,747
196	Heritage Commerce Corp.*	1,029
147	Heritage Financial Corp./WA	1,970
1,324	Hersha Hospitality Trust (REIT)	6,660
165	Highwoods Properties, Inc. (REIT)	5,280
375	Hilltop Holdings, Inc.*	3,090
211	Home Bancshares, Inc./AR	5,317
147	Home Federal Bancorp, Inc./ID	1,474
375	Horace Mann Educators Corp.	6,499
207	Hudson Pacific Properties, Inc. (REIT)	3,165
147	Hudson Valley Holding Corp.	2,399
278	Iberiabank Corp.	14,745
324	ICG Group, Inc.*	2,809
25	Imperial Holdings, Inc.*	63
77	Independence Holding Co.	705
202	Independent Bank Corp./MA	5,553
117	Infinity Property & Casualty Corp.	6,415
726	Inland Real Estate Corp. (REIT)	6,294
499	International Bancshares Corp.	9,471
125	INTL FCStone, Inc.*	2,831
1,086	Invesco Mortgage Capital, Inc. (REIT)	18,603
388	Investment Technology Group, Inc.*	4,462
375	Investors Bancorp, Inc.*	5,449
611	Investors Real Estate Trust (REIT)	4,662
771	iStar Financial, Inc. (REIT)*	5,436
143	JMP Group, Inc.	1,018
40	Kansas City Life Insurance Co.	1,281
311	KBW, Inc.	5,141
125	Kearny Financial Corp.	1,166
254	Kennedy-Wilson Holdings, Inc.	3,434
326	Kilroy Realty Corp. (REIT)	14,292
524	Kite Realty Group Trust (REIT)	2,573
944	Knight Capital Group, Inc., Class A*	12,508
180	Kohlberg Capital Corp.	1,260
204	Lakeland Bancorp, Inc.	1,848
152	Lakeland Financial Corp.	3,833
801	LaSalle Hotel Properties (REIT)	21,371
1,127	Lexington Realty Trust (REIT)	9,749
234	LTC Properties, Inc. (REIT)	7,221
476	Maiden Holdings Ltd.	4,117
216	Main Street Capital Corp.	5,054
189	MainSource Financial Group, Inc.	1,916
91	Manning & Napier, Inc.*	1,153
81	Marlin Business Services Corp.	1,272
512	MB Financial, Inc.	10,189
725	MCG Capital Corp.	3,480
501	Meadowbrook Insurance Group, Inc.	4,770
138	Medallion Financial Corp.	1,511
1,264	Medical Properties Trust, Inc. (REIT)	12,286
105	Medley Capital Corp.	1,160
45	Merchants Bancshares, Inc.	1,253
83	Meridian Interstate Bancorp, Inc.*	1,073
130	Metro Bancorp, Inc.*	1,383
3,350	MFA Financial, Inc. (REIT)	24,455
1,766	MGIC Investment Corp.*	7,965
72	MidSouth Bancorp, Inc.	926
167	Mission West Properties, Inc. (REIT)	1,670
369	Monmouth Real Estate Investment Corp., Class A (REIT)	3,454
587	Montpelier Re Holdings Ltd.	10,126
461	MPG Office Trust, Inc. (REIT)*	1,033
226	MVC Capital, Inc.	2,827
65	National Bankshares, Inc.	1,756
389	National Financial Partners Corp.*	5,936
128	National Health Investors, Inc. (REIT)	6,033
65	National Interstate Corp.	1,570
1,164	National Penn Bancshares, Inc.	10,185
983	National Retail Properties, Inc. (REIT)	26,197
21	National Western Life Insurance Co., Class A	2,851
102	Navigators Group, Inc. (The)*	4,795
324	NBT Bancorp, Inc.	7,066
243	Nelnet, Inc., Class A	6,420
68	New Mountain Finance Corp.	901
63	Newcastle Investment Corp. (REIT)	343
257	NewStar Financial, Inc.*	2,534
203	NGP Capital Resources Co.	1,527
91	Nicholas Financial, Inc.	1,180
160	Northfield Bancorp, Inc./NJ	2,205
902	NorthStar Realty Finance Corp. (REIT)	4,817
917	Northwest Bancshares, Inc.	11,573
138	OceanFirst Financial Corp.	1,895
902	Ocwen Financial Corp.*	14,531
891	Old National Bancorp/IN	10,763
51	Omega Healthcare Investors, Inc. (REIT)	1,039
105	OmniAmerican Bancorp, Inc.*	1,878
104	One Liberty Properties, Inc. (REIT)	1,818
209	OneBeacon Insurance Group Ltd., Class A	3,187
97	Oppenheimer Holdings, Inc., Class A	1,624
388	Oriental Financial Group, Inc.	4,559
431	Oritani Financial Corp.	5,616
66	Orrstown Financial Services, Inc.	571
39	Pacific Capital Bancorp NA*	1,092
173	Pacific Continental Corp.	1,453
285	PacWest Bancorp	6,204
121	Park National Corp.	8,330
301	Park Sterling Corp.*	1,370
207	Parkway Properties, Inc./MD (REIT)	2,068
479	Pebblebrook Hotel Trust (REIT)	10,265
516	PennantPark Investment Corp.	5,697

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
36	Penns Woods Bancorp, Inc.	$1,404
524	Pennsylvania Real Estate Investment Trust (REIT)	7,032
261	PennyMac Mortgage Investment Trust (REIT)	4,698
99	Peoples Bancorp, Inc./OH	1,601
529	PHH Corp.*	7,205
1,094	Phoenix Cos., Inc. (The)*	2,265
214	PICO Holdings, Inc.*	4,732
321	Pinnacle Financial Partners, Inc.*	5,316
149	Piper Jaffray Cos.*	3,662
351	Platinum Underwriters Holdings Ltd.	12,482
499	Post Properties, Inc. (REIT)	21,791
175	Potlatch Corp. (REIT)	5,394
204	Presidential Life Corp.	2,207
282	Primerica, Inc.	7,056
565	PrivateBancorp, Inc.	8,193
288	ProAssurance Corp.	25,275
1,026	Prospect Capital Corp.	11,091
441	Prosperity Bancshares, Inc.	19,289
569	Provident Financial Services, Inc.	7,818
358	Provident New York Bancorp	3,054
140	PS Business Parks, Inc. (REIT)	8,739
1,252	Radian Group, Inc.	4,745
377	RAIT Financial Trust (REIT)	1,998
362	Ramco-Gershenson Properties Trust (REIT)	4,007
739	Redwood Trust, Inc. (REIT)	8,550
236	Renasant Corp.	3,580
93	Republic Bancorp, Inc./KY, Class A	2,424
730	Resource Capital Corp. (REIT)	4,212
467	Retail Opportunity Investments Corp. (REIT)	5,431
172	RLI Corp.	12,050
259	RLJ Lodging Trust (REIT)	4,538
278	Rockville Financial, Inc.	3,211
71	Roma Financial Corp.	725
264	S&T Bancorp, Inc.	5,599
96	S.Y. Bancorp, Inc.	2,088
252	Sabra Health Care REIT, Inc. (REIT)	3,599
195	Safeguard Scientifics, Inc.*	3,297
119	Safety Insurance Group, Inc.	5,079
227	Sandy Spring Bancorp, Inc.	4,100
131	SCBT Financial Corp.	4,057
188	SeaBright Holdings, Inc.	1,538
682	Seacoast Banking Corp. of Florida*	1,262
508	Selective Insurance Group, Inc.	8,727
112	Sierra Bancorp	1,030
163	Simmons First National Corp., Class A	4,285
343	Solar Capital Ltd.	7,889
73	Solar Senior Capital Ltd.	1,235
155	Southside Bancshares, Inc.	3,303
183	Southwest Bancorp, Inc./OK*	1,566
260	Sovran Self Storage, Inc. (REIT)	12,353
149	STAG Industrial, Inc. (REIT)	1,831
877	Starwood Property Trust, Inc. (REIT)	17,312
121	State Auto Financial Corp.	1,692
297	State Bank Financial Corp.*	4,823
216	StellarOne Corp.	2,512
291	Sterling Bancorp/NY	2,590
252	Sterling Financial Corp./WA*	4,904
171	Stewart Information Services Corp.	2,247
304	Stifel Financial Corp.*	11,409
1,229	Strategic Hotels & Resorts, Inc. (REIT)*	7,657
91	Suffolk Bancorp*	1,101
257	Summit Hotel Properties, Inc. (REIT)	2,367
374	Sun Bancorp, Inc./NJ*	1,073
249	Sun Communities, Inc. (REIT)	10,306
1,112	Sunstone Hotel Investors, Inc. (REIT)*	9,986
1,727	Susquehanna Bancshares, Inc.	16,009
314	SVB Financial Group*	18,614
274	SWS Group, Inc.	1,532
636	Symetra Financial Corp.	6,322
97	Taylor Capital Group, Inc.*	1,305
125	Terreno Realty Corp. (REIT)	1,777
104	Territorial Bancorp, Inc.	2,184
350	Texas Capital Bancshares, Inc.*	11,862
87	THL Credit, Inc.	1,110
304	TICC Capital Corp.	2,973
76	Tompkins Financial Corp.	3,124
347	Tower Group, Inc.	7,998
229	TowneBank/VA	2,959
254	Triangle Capital Corp.	4,953
132	Trico Bancshares	2,138
830	TrustCo Bank Corp NY	4,449
602	Trustmark Corp.	14,195
1,973	Two Harbors Investment Corp. (REIT)	20,282
301	UMB Financial Corp.	12,537
114	UMH Properties, Inc. (REIT)	1,151
1,079	Umpqua Holdings Corp.	13,293
191	Union First Market Bankshares Corp.	2,651
472	United Bankshares, Inc./WV	13,820
391	United Community Banks, Inc./GA*	3,507
152	United Financial Bancorp, Inc.	2,409
203	United Fire Group, Inc.	4,078
53	Universal Health Realty Income Trust (REIT)	2,003
176	Universal Insurance Holdings, Inc.	709
158	Univest Corp. of Pennsylvania	2,496
188	Urstadt Biddle Properties, Inc., Class A (REIT)	3,576
328	ViewPoint Financial Group	4,917
220	Virginia Commerce Bancorp, Inc.*	1,848
4	Virtus Investment Partners, Inc.*	318
243	Walter Investment Management Corp.	4,952
144	Washington Banking Co.	1,827
462	Washington Real Estate Investment Trust (REIT)	13,684
134	Washington Trust Bancorp, Inc.	3,150
678	Webster Financial Corp.	14,835
217	WesBanco, Inc.	4,232
146	West Bancorp., Inc.	1,406
181	West Coast Bancorp/OR*	3,104
148	Westamerica Bancorp.	7,009
652	Western Alliance Bancorp.*	5,307
195	Westfield Financial, Inc.	1,546
71	Whitestone REIT, Class B (REIT)	919
579	Wilshire Bancorp, Inc.*	2,513
270	Winthrop Realty Trust (REIT)	3,075
329	Wintrust Financial Corp.	11,091
60	WSFS Financial Corp.	2,309
		2,066,733
	Health Care - 2.6%

77	Accuray, Inc.*	522
171	Affymax, Inc.*	1,746
663	Affymetrix, Inc.*	2,765
207	Albany Molecular Research, Inc.*	567
143	Allos Therapeutics, Inc.*	213

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
77	Almost Family, Inc.*	$1,762
507	Alphatec Holdings, Inc.*	953
177	AMAG Pharmaceuticals, Inc.*	2,798
277	Amedisys, Inc.*	3,559
203	AMN Healthcare Services, Inc.*	1,084
294	Amsurg Corp.*	7,682
7	Anacor Pharmaceuticals, Inc.*	42
31	Analogic Corp.	1,765
235	AngioDynamics, Inc.*	3,060
1,268	Arena Pharmaceuticals, Inc.*	2,257
444	Array Biopharma, Inc.*	1,248
184	Assisted Living Concepts, Inc., Class A	2,953
494	Astex Pharmaceuticals, Inc.*	904
127	AVANIR Pharmaceuticals, Inc., Class A*	351
9	BG Medicine, Inc.*	70
221	Biolase Technology, Inc.*	601
107	BioMimetic Therapeutics, Inc.*	223
93	BioScrip, Inc.*	590
277	Cambrex Corp.*	1,845
186	Cantel Medical Corp.	3,755
175	Capital Senior Living Corp.*	1,500
171	CardioNet, Inc.*	545
239	Cell Therapeutics, Inc.*	306
355	Celldex Therapeutics, Inc.*	1,345
176	Centene Corp.*	8,589
65	Cerus Corp.*	244
61	Chindex International, Inc.*	569
26	Clovis Oncology, Inc.*	650
133	Columbia Laboratories, Inc.*	88
266	CONMED Corp.*	7,937
76	Cornerstone Therapeutics, Inc.*	436
261	Cross Country Healthcare, Inc.*	1,477
238	CryoLife, Inc.*	1,297
210	Curis, Inc.*	947
91	Cynosure, Inc., Class A*	1,619
130	Cytori Therapeutics, Inc.*	422
53	Durect Corp.*	39
168	Dyax Corp.*	250
19	DynaVox, Inc., Class A*	60
331	Enzo Biochem, Inc.*	854
333	Enzon Pharmaceuticals, Inc.*	2,354
5	Epocrates, Inc.*	46
223	eResearchTechnology, Inc.*	1,423
166	Exact Sciences Corp.*	1,559
23	Exactech, Inc.*	365
395	Five Star Quality Care, Inc.*	1,398
93	Furiex Pharmaceuticals, Inc.*	1,678
288	Gentiva Health Services, Inc.*	2,261
944	Geron Corp.*	1,888
219	Greatbatch, Inc.*	5,420
150	Hanger Orthopedic Group, Inc.*	3,103
203	Harvard Bioscience, Inc.*	842
895	HealthSouth Corp.*	18,222
320	Healthways, Inc.*	2,544
67	Hi-Tech Pharmacal Co., Inc.*	2,675
7	Horizon Pharma, Inc.*	24
87	ICU Medical, Inc.*	3,992
410	Idenix Pharmaceuticals, Inc.*	4,826
201	Immunogen, Inc.*	2,768
53	Impax Laboratories, Inc.*	1,238
234	Insmed, Inc.*	997
273	InterMune, Inc.*	3,664
254	Invacare Corp.	4,194
48	IRIS International, Inc.*	536
489	Kindred Healthcare, Inc.*	5,032
164	K-V Pharmaceutical Co., Class A*	228
106	Lannett Co., Inc.*	438
1,133	Lexicon Pharmaceuticals, Inc.*	1,926
141	LHC Group, Inc.*	2,400
268	Magellan Health Services, Inc.*	12,666
264	Maxygen, Inc.*	1,449
81	MedAssets, Inc.*	1,157
87	Medical Action Industries, Inc.*	472
219	Medicines Co. (The)*	4,693
102	Medicis Pharmaceutical Corp., Class A	3,564
91	Metabolix, Inc.*	250
422	Micromet, Inc.*	4,638
105	Molina Healthcare, Inc.*	3,566
96	National Healthcare Corp.	4,303
131	Natus Medical, Inc.*	1,372
396	Nektar Therapeutics*	2,839
47	NeoStem, Inc.*	27
154	Neurocrine Biosciences, Inc.*	1,212
17	NewLink Genetics Corp.*	144
285	Novavax, Inc.*	362
32	Nymox Pharmaceutical Corp.*	253
162	Omnicell, Inc.*	2,417
112	Oncothyreon, Inc.*	918
112	Owens & Minor, Inc.	3,355
249	Pacific Biosciences of California, Inc.*	1,038
179	Palomar Medical Technologies, Inc.*	1,976
105	Par Pharmaceutical Cos., Inc.*	3,897
53	PAREXEL International Corp.*	1,297
230	PDL BioPharma, Inc.	1,467
276	PharMerica Corp.*	3,384
72	Progenics Pharmaceuticals, Inc.*	702
98	Providence Service Corp. (The)*	1,475
153	Rigel Pharmaceuticals, Inc.*	1,530
490	RTI Biologics, Inc.*	1,813
193	Savient Pharmaceuticals, Inc.*	388
326	Select Medical Holdings Corp.*	2,745
328	Sequenom, Inc.*	1,417
170	Skilled Healthcare Group, Inc., Class A*	1,110
570	Solta Medical, Inc.*	1,619
44	Staar Surgical Co.*	459
236	Sun Healthcare Group, Inc.*	1,053
18	Sunesis Pharmaceuticals, Inc.*	31
136	Sunrise Senior Living, Inc.*	1,053
144	SurModics, Inc.*	2,045
256	Symmetry Medical, Inc.*	1,853
107	Theravance, Inc.*	2,001
11	Transcept Pharmaceuticals, Inc.*	92
186	Triple-S Management Corp., Class B*	4,403
304	Universal American Corp.	3,447
25	Uroplasty, Inc.*	69
16	Vanda Pharmaceuticals, Inc.*	74
186	Vanguard Health Systems, Inc.*	1,853
87	Vical, Inc.*	278
666	ViroPharma, Inc.*	21,352
142	West Pharmaceutical Services, Inc.	5,907
367	Wright Medical Group, Inc.*	6,078
60	XenoPort, Inc.*	240
34	Young Innovations, Inc.	1,028
276	Zalicus, Inc.*	276
20	ZELTIQ Aesthetics, Inc.*	222
		279,859

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Industrials - 7.7%

358	A. O. Smith Corp.	$16,167
8	A.T. Cross Co., Class A*	80
682	A123 Systems, Inc.*	1,228
279	AAR Corp.	6,152
361	ABM Industries, Inc.	8,195
519	ACCO Brands Corp.*	6,124
342	Accuride Corp.*	2,719
250	Aceto Corp.	2,073
543	Actuant Corp., Class A	15,296
372	Aegion Corp.*	6,551
506	Air Transport Services Group, Inc.*	2,748
465	Aircastle Ltd.	6,329
59	Alamo Group, Inc.	1,585
318	Alaska Air Group, Inc.*	21,805
210	Albany International Corp., Class A	5,023
82	Amerco, Inc.	8,539
92	American Railcar Industries, Inc.*	2,714
298	American Reprographics Co.*	1,573
420	American Superconductor Corp.*	1,882
88	American Woodmark Corp.	1,250
73	Ampco-Pittsburgh Corp.	1,548
264	Apogee Enterprises, Inc.	3,503
61	Argan, Inc.	914
239	Arkansas Best Corp.	4,254
188	Astec Industries, Inc.*	7,135
247	Atlas Air Worldwide Holdings, Inc.*	10,527
153	Baltic Trading Ltd.	701
512	Barnes Group, Inc.	14,182
72	Barrett Business Services, Inc.	1,225
63	Belden, Inc.	2,487
409	Brady Corp., Class A	13,068
474	Briggs & Stratton Corp.	8,030
59	Brink’s Co. (The)	1,490
973	Broadwind Energy, Inc.*	613
428	Builders FirstSource, Inc.*	1,297
6	CAI International, Inc.*	121
82	Cascade Corp.	4,366
31	Casella Waste Systems, Inc., Class A*	203
371	CBIZ, Inc.*	2,412
103	CDI Corp.	1,546
70	Celadon Group, Inc.	1,033
243	Cenveo, Inc.*	948
234	Ceradyne, Inc.*	7,233
60	CIRCOR International, Inc.	1,987
24	CLARCOR, Inc.	1,211
23	Colfax Corp.*	782
38	Columbus McKinnon Corp.*	633
357	Comfort Systems USA, Inc.	4,084
10	Compx International, Inc.	171
97	Courier Corp.	1,046
79	Covenant Transportation Group, Inc., Class A*	257
84	CRA International, Inc.*	2,000
83	Cubic Corp.	3,967
437	Curtiss-Wright Corp.	16,235
286	Dolan Co. (The)*	2,568
80	Douglas Dynamics, Inc.	1,040
99	Ducommun, Inc.*	1,512
276	Dycom Industries, Inc.*	5,873
589	Eagle Bulk Shipping, Inc.*	942
629	EMCOR Group, Inc.	17,486
175	Encore Wire Corp.	5,098
431	Energy Recovery, Inc.*	927
587	EnergySolutions, Inc.*	2,471
151	EnerNOC, Inc.*	1,188
317	EnerSys*	10,645
245	Ennis, Inc.	4,106
111	EnPro Industries, Inc.*	4,197
186	ESCO Technologies, Inc.	6,657
141	Essex Rental Corp.*	523
287	Esterline Technologies Corp.*	18,641
430	Excel Maritime Carriers Ltd.*	752
535	Federal Signal Corp.*	2,515
53	Flow International Corp.*	212
126	Franklin Covey Co.*	1,109
14	Franklin Electric Co., Inc.	700
112	FreightCar America, Inc.	3,097
396	FTI Consulting, Inc.*	15,868
9	Fuel Tech, Inc.*	56
176	G&K Services, Inc., Class A	5,866
278	Genco Shipping & Trading Ltd.*	1,904
146	GenCorp, Inc.*	876
148	Generac Holdings, Inc.*	3,765
610	Geo Group, Inc. (The)*	10,742
197	GeoEye, Inc.*	3,993
286	Gibraltar Industries, Inc.*	3,953
74	Global Power Equipment Group, Inc.*	1,795
99	GP Strategies Corp.*	1,550
364	Granite Construction, Inc.	10,410
553	Great Lakes Dredge & Dock Corp.	3,921
186	Greenbrier Cos., Inc.*	4,702
449	Griffon Corp.	4,800
145	H&E Equipment Services, Inc.*	2,507
474	Hawaiian Holdings, Inc.*	2,517
153	Heidrick & Struggles International, Inc.	3,109
142	Hexcel Corp.*	3,588
236	Hill International, Inc.*	1,265
308	Hudson Highland Group, Inc.*	1,377
61	Hurco Cos., Inc.*	1,454
13	Huron Consulting Group, Inc.*	496
120	ICF International, Inc.*	3,112
157	Insteel Industries, Inc.	1,972
286	Interline Brands, Inc.*	5,880
51	International Shipholding Corp.	1,097
2,319	JetBlue Airways Corp.*	11,827
19	John Bean Technologies Corp.	328
84	Kadant, Inc.*	1,835
110	Kaman Corp.	3,794
307	Kaydon Corp.	11,549
251	Kelly Services, Inc., Class A	3,765
173	KEYW Holding Corp. (The)*	1,228
31	Kforce, Inc.*	437
295	Kimball International, Inc., Class B	1,817
417	Korn/Ferry International*	6,659
312	Kratos Defense & Security Solutions, Inc.*	1,987
85	L.B. Foster Co., Class A	2,503
33	Lawson Products, Inc.	538
185	Layne Christensen Co.*	4,475
43	LMI Aerospace, Inc.*	875
183	LSI Industries, Inc.	1,265
161	Lydall, Inc.*	1,467
123	Marten Transport Ltd.	2,567
132	McGrath RentCorp	4,191
284	Meritor, Inc.*	2,104
159	Metalico, Inc.*	798
129	Met-Pro Corp.	1,144
79	Michael Baker Corp.*	1,906
105	Miller Industries, Inc.	1,663

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
256	Mobile Mini, Inc.*	$5,530
386	Moog, Inc., Class A*	16,949
308	Mueller Industries, Inc.	14,168
1,463	Mueller Water Products, Inc., Class A	4,345
101	Multi-Color Corp.	2,209
12	MYR Group, Inc.*	240
55	NACCO Industries, Inc., Class A	5,379
485	Navigant Consulting, Inc.*	6,552
186	NCI Building Systems, Inc.*	2,251
3	NL Industries, Inc.	44
88	Northwest Pipe Co.*	2,154
504	Odyssey Marine Exploration, Inc.*	1,537
311	On Assignment, Inc.*	4,317
318	Orbital Sciences Corp.*	4,468
254	Orion Marine Group, Inc.*	1,854
297	Pacer International, Inc.*	1,639
58	Patriot Transportation Holding, Inc.*	1,305
519	Pendrell Corp.*	1,256
153	Pike Electric Corp.*	1,366
83	Powell Industries, Inc.*	2,722
150	PowerSecure International, Inc.*	899
21	Preformed Line Products Co.	1,387
32	Primoris Services Corp.	492
216	Quad/Graphics, Inc.	3,234
98	Quality Distribution, Inc.*	1,275
357	Quanex Building Products Corp.	6,073
201	RailAmerica, Inc.*	4,141
43	RBC Bearings, Inc.*	1,957
453	Republic Airways Holdings, Inc.*	2,405
406	Resources Connection, Inc.	5,306
80	Roadrunner Transportation Systems, Inc.*	1,428
371	Robbins & Myers, Inc.	18,109
637	RSC Holdings, Inc.*	14,186
305	Rush Enterprises, Inc., Class A*	7,265
150	Saia, Inc.*	2,447
111	Schawk, Inc.	1,229
3	Seaboard Corp.*	5,739
104	SeaCube Container Leasing Ltd.	1,699
391	Simpson Manufacturing Co., Inc.	11,660
498	SkyWest, Inc.	5,687
147	Spirit Airlines, Inc.*	2,871
96	Standex International Corp.	3,668
661	Steelcase, Inc., Class A	5,804
155	Sterling Construction Co., Inc.*	1,607
528	Swift Transportation Co.*	6,188
330	SYKES Enterprises, Inc.*	4,547
174	Tecumseh Products Co., Class A*	799
249	Teledyne Technologies, Inc.*	14,840
468	Tetra Tech, Inc.*	11,494
98	Titan Machinery, Inc.*	2,567
72	TMS International Corp., Class A*	857
313	Triumph Group, Inc.	19,969
130	TrueBlue, Inc.*	2,153
294	Tutor Perini Corp.*	4,639
201	Ultrapetrol (Bahamas) Ltd.*	557
133	Unifirst Corp.	7,991
415	United Rentals, Inc.*	17,297
142	United Stationers, Inc.	4,124
103	UniTek Global Services, Inc.*	425
184	Universal Forest Products, Inc.	5,914
52	Universal Truckload Services, Inc.	811
1,524	US Airways Group, Inc.*	11,293
9	US Ecology, Inc.	170
196	USG Corp.*	2,793
357	Valence Technology, Inc.*	332
166	Viad Corp.	3,230
39	VSE Corp.	953
256	Watts Water Technologies, Inc., Class A	10,122
147	WCA Waste Corp.*	954
352	Werner Enterprises, Inc.	8,525
122	Wesco Aircraft Holdings, Inc.*	1,795
21	Zipcar, Inc.*	273
		841,263
	Information Technology - 5.5%

521	Accelrys, Inc.*	4,137
46	ACI Worldwide, Inc.*	1,738
29	Actuate Corp.*	175
764	Acxiom Corp.*	10,727
410	Advanced Energy Industries, Inc.*	4,920
160	Agilysys, Inc.*	1,288
138	Alpha & Omega Semiconductor Ltd.*	1,368
910	Amkor Technology, Inc.*	5,815
6	Amtech Systems, Inc.*	53
634	ANADIGICS, Inc.*	1,629
126	Anaren, Inc.*	2,210
46	Angie’s List, Inc.*	736
132	Anixter International, Inc.*	9,179
92	Applied Micro Circuits Corp.*	624
1,165	Arris Group, Inc.*	13,269
281	ATMI, Inc.*	6,190
570	Aviat Networks, Inc.*	1,499
279	Avid Technology, Inc.*	2,971
998	Axcelis Technologies, Inc.*	1,657
173	AXT, Inc.*	991
24	Badger Meter, Inc.	772
58	Bankrate, Inc.*	1,383
99	Bel Fuse, Inc., Class B	1,730
571	Benchmark Electronics, Inc.*	9,376
169	Black Box Corp.	4,549
362	Brightpoint, Inc.*	3,186
622	Brooks Automation, Inc.	7,433
171	Cabot Microelectronics Corp.*	8,593
231	CACI International, Inc., Class A*	13,661
18	Carbonite, Inc.*	174
377	Checkpoint Systems, Inc.*	4,185
602	CIBER, Inc.*	2,637
71	Cognex Corp.	3,027
63	Coherent, Inc.*	3,495
226	Cohu, Inc.	2,536
63	Communications Systems, Inc.	917
43	Computer Task Group, Inc.*	633
191	Comtech Telecommunications Corp.	6,164
990	Convergys Corp.*	12,751
340	Cray, Inc.*	2,710
169	CSG Systems International, Inc.*	2,706
323	CTS Corp.	3,214
216	Cymer, Inc.*	9,932
262	Daktronics, Inc.	2,358
91	DDi Corp.	989
53	DealerTrack Holdings, Inc.*	1,476
199	Digi International, Inc.*	2,237
307	Digital River, Inc.*	5,419
410	Dot Hill Systems Corp.*	570
220	DSP Group, Inc.*	1,406
84	Dynamics Research Corp.*	766
1,035	Earthlink, Inc.	7,731
87	Ebix, Inc.	2,027
104	Electro Rent Corp.	1,877
193	Electro Scientific Industries, Inc.	2,671

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
408	Electronics for Imaging, Inc.*	$6,512
208	Emcore Corp.*	903
826	Emulex Corp.*	8,640
853	Entegris, Inc.*	7,711
275	EPIQ Systems, Inc.	3,160
32	ePlus, Inc.*	1,025
482	Euronet Worldwide, Inc.*	9,298
306	Exar Corp.*	2,142
623	Extreme Networks*	2,299
140	Fair Isaac Corp.	5,667
28	FEI Co.*	1,247
477	Formfactor, Inc.*	2,437
364	FSI International, Inc.*	1,449
607	Global Cash Access Holdings, Inc.*	3,375
62	Globecomm Systems, Inc.*	898
243	GSI Group, Inc.*	2,792
190	GSI Technology, Inc.*	874
101	Hackett Group, Inc. (The)*	487
852	Harmonic, Inc.*	5,018
364	Identive Group, Inc.*	808
283	Imation Corp.*	1,769
23	Immersion Corp.*	149
14	Imperva, Inc.*	519
922	Infinera Corp.*	7,339
323	InfoSpace, Inc.*	3,750
413	Insight Enterprises, Inc.*	8,632
503	Integrated Device Technology, Inc.*	3,476
252	Integrated Silicon Solution, Inc.*	2,666
559	Intermec, Inc.*	4,181
38	Intermolecular, Inc.*	239
68	Internap Network Services Corp.*	509
215	Intevac, Inc.*	1,698
50	InvenSense, Inc.*	784
78	IXYS Corp.*	931
324	JDA Software Group, Inc.*	8,119
394	Kemet Corp.*	3,550
362	KIT Digital, Inc.*	3,660
392	Kopin Corp.*	1,411
677	Kulicke & Soffa Industries, Inc.*	7,623
133	KVH Industries, Inc.*	1,216
767	Lattice Semiconductor Corp.*	5,055
91	Limelight Networks, Inc.*	342
25	Littelfuse, Inc.	1,323
95	Loral Space & Communications, Inc.*	6,768
215	LTX-Credence Corp.*	1,451
219	Mantech International Corp., Class A	7,345
118	Marchex, Inc., Class B	506
504	Mentor Graphics Corp.*	7,641
284	Mercury Computer Systems, Inc.*	4,081
348	Methode Electronics, Inc.	3,184
144	Mindspeed Technologies, Inc.*	937
145	MIPS Technologies, Inc.*	835
492	MKS Instruments, Inc.	14,735
412	ModusLink Global Solutions, Inc.	2,291
9	MoneyGram International, Inc.*	161
65	Monolithic Power Systems, Inc.*	1,208
20	Motricity, Inc.*	27
71	Multi-Fineline Electronix, Inc.*	1,872
189	Nanometrics, Inc.*	3,317
52	NCI, Inc., Class A*	374
41	NeoPhotonics Corp.*	219
242	Newport Corp.*	4,046
271	Novatel Wireless, Inc.*	930
475	Oclaro, Inc.*	2,052
115	Omnivision Technologies, Inc.*	1,883
561	Openwave Systems, Inc.*	1,358
111	Oplink Communications, Inc.*	1,821
411	Opnext, Inc.*	415
41	OSI Systems, Inc.*	2,419
195	Park Electrochemical Corp.	5,557
88	PC Connection, Inc.	787
13	PDF Solutions, Inc.*	104
67	Perficient, Inc.*	809
208	Pericom Semiconductor Corp.*	1,599
553	Photronics, Inc.*	3,877
299	Plantronics, Inc.	11,153
32	Plexus Corp.*	1,110
419	PLX Technology, Inc.*	1,471
40	Power-One, Inc.*	174
237	Progress Software Corp.*	5,496
2,121	Quantum Corp.*	5,578
371	Quest Software, Inc.*	7,427
228	QuinStreet, Inc.*	2,383
183	Radisys Corp.*	1,371
198	RealNetworks, Inc.	2,010
2,325	RF Micro Devices, Inc.*	11,090
133	Richardson Electronics Ltd.	1,631
89	Rimage Corp.	975
142	Rofin-Sinar Technologies, Inc.*	3,331
99	Rogers Corp.*	3,672
103	Rosetta Stone, Inc.*	930
298	Rudolph Technologies, Inc.*	2,941
758	Sanmina-SCI Corp.*	8,793
217	ScanSource, Inc.*	8,029
127	Seachange International, Inc.*	869
299	Sigma Designs, Inc.*	1,719
158	Silicon Image, Inc.*	817
338	Smith Micro Software, Inc.*	858
1,832	Sonus Networks, Inc.*	5,349
473	Spansion, Inc., Class A*	6,054
237	SS&C Technologies Holdings, Inc.*	4,911
217	Standard Microsystems Corp.*	5,553
284	STR Holdings, Inc.*	2,016
86	Stream Global Services, Inc.*	264
97	Supertex, Inc.*	1,791
173	Support.com, Inc.*	571
188	Sycamore Networks, Inc.*	3,472
407	Symmetricom, Inc.*	2,389
237	SYNNEX Corp.*	9,771
26	Tangoe, Inc.*	487
40	TechTarget, Inc.*	276
253	TeleCommunication Systems, Inc., Class A*	678
9	TeleNav, Inc.*	60
481	Tessera Technologies, Inc.*	8,081
640	THQ, Inc.*	346
373	TTM Technologies, Inc.*	4,368
62	Ubiquiti Networks, Inc.*	1,629
236	Unisys Corp.*	4,408
834	United Online, Inc.	4,220
116	Veeco Instruments, Inc.*	3,137
214	Viasat, Inc.*	9,872
25	Viasystems Group, Inc.*	463
116	Vishay Precision Group, Inc.*	1,704
500	Westell Technologies, Inc., Class A*	1,145
120	XO Group, Inc.*	1,085
248	X-Rite, Inc.*	1,123
266	Xyratex Ltd.	4,554
29	Zillow, Inc.*	926
127	Zygo Corp.*	2,436
		603,726

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Materials - 2.6%

275	A. Schulman, Inc.	$7,106
157	A.M. Castle & Co.*	1,798
176	American Vanguard Corp.	2,907
860	Boise, Inc.	7,078
375	Buckeye Technologies, Inc.	12,810
108	Calgon Carbon Corp.*	1,632
485	Century Aluminum Co.*	4,758
60	Chase Corp.	870
350	Chemtura Corp.*	5,432
217	Clearwater Paper Corp.*	7,445
788	Coeur d’Alene Mines Corp.*	22,411
80	Eagle Materials, Inc.	2,510
814	Ferro Corp.*	4,518
113	FutureFuel Corp.	1,249
320	Georgia Gulf Corp.*	10,323
18	Golden Minerals Co.*	150
2,433	Golden Star Resources Ltd.*	4,720
189	Graphic Packaging Holding Co.*	998
433	H.B. Fuller Co.	13,046
47	Handy & Harman Ltd.*	571
26	Haynes International, Inc.	1,646
572	Headwaters, Inc.*	1,739
390	Horsehead Holding Corp.*	4,446
24	Innospec, Inc.*	743
794	Jaguar Mining, Inc.*	4,891
87	Kaiser Aluminum Corp.	4,206
368	KapStone Paper and Packaging Corp.*	7,397
8	KMG Chemicals, Inc.	139
38	Kraton Performance Polymers, Inc.*	1,056
248	Landec Corp.*	1,562
1,243	Louisiana-Pacific Corp.*	10,155
177	Materion Corp.*	5,195
172	Minerals Technologies, Inc.	11,106
261	Myers Industries, Inc.	3,476
69	Neenah Paper, Inc.	1,924
298	Olin Corp.	6,267
86	Olympic Steel, Inc.	2,016
292	OM Group, Inc.*	8,024
410	P. H. Glatfelter Co.	6,400
242	PolyOne Corp.	3,250
29	Quaker Chemical Corp.	1,195
106	Revett Minerals, Inc.*	488
246	RTI International Metals, Inc.*	5,545
152	Schweitzer-Mauduit International, Inc.	10,648
471	Sensient Technologies Corp.	17,422
290	Spartech Corp.*	1,682
76	Stepan Co.	6,645
346	SunCoke Energy, Inc.*	4,958
214	Texas Industries, Inc.	7,240
1,437	Thompson Creek Metals Co., Inc.*	10,461
44	TPC Group, Inc.*	1,529
225	Tredegar Corp.	5,229
230	U.S. Energy Corp.*	757
20	United States Lime & Minerals, Inc.*	1,218
67	Universal Stainless & Alloy*	2,243
141	Verso Paper Corp.*	183
563	Vista Gold Corp.*	1,993
463	Wausau Paper Corp.	4,324
191	Worthington Industries, Inc.	3,222
261	Zoltek Cos., Inc.*	3,155
		288,107
	Telecommunication Services - 0.3%

339	Alaska Communications Systems Group, Inc.	1,085
68	Atlantic Tele-Network, Inc.	2,606
14	Boingo Wireless, Inc.*	134
1,330	Cincinnati Bell, Inc.*	4,987
49	Consolidated Communications Holdings, Inc.	929
190	Fairpoint Communications, Inc.*	714
962	Globalstar, Inc.*	819
11	IDT Corp., Class B	100
24	inContact, Inc.*	128
362	Iridium Communications, Inc.*	2,766
455	Leap Wireless International, Inc.*	4,750
296	Neutral Tandem, Inc.*	3,303
326	ORBCOMM, Inc.*	1,053
492	Premiere Global Services, Inc.*	4,256
124	SureWest Communications	2,779
208	USA Mobility, Inc.	2,854
749	Vonage Holdings Corp.*	1,790
		35,053
	Utilities - 3.4%

300	Allete, Inc.	12,474
176	American States Water Co.	6,487
69	Artesian Resources Corp., Class A	1,318
987	Atlantic Power Corp.	14,302
542	Avista Corp.	13,387
371	Black Hills Corp.	12,184
113	Cadiz, Inc.*	1,200
393	California Water Service Group	7,550
126	Central Vermont Public Service Corp.	4,440
146	CH Energy Group, Inc.	9,734
90	Chesapeake Utilities Corp.	3,696
574	Cleco Corp.	22,087
81	Connecticut Water Service, Inc.	2,334
137	Consolidated Water Co., Ltd.	1,133
969	Dynegy, Inc.*	1,260
396	El Paso Electric Co.	12,961
393	Empire District Electric Co. (The)	7,840
11	Genie Energy Ltd., Class B	105
466	IDACORP, Inc.	18,864
211	Laclede Group, Inc. (The)	8,670
217	MGE Energy, Inc.	9,518
147	Middlesex Water Co.	2,708
389	New Jersey Resources Corp.	18,162
251	Northwest Natural Gas Co.	11,488
341	NorthWestern Corp.	11,843
169	Ormat Technologies, Inc.	3,421
321	Otter Tail Corp.	6,818
675	Piedmont Natural Gas Co., Inc.	21,870
749	PNM Resources, Inc.	13,467
709	Portland General Electric Co.	17,470
133	SJW Corp.	3,177
231	South Jersey Industries, Inc.	12,012
431	Southwest Gas Corp.	18,382
475	UIL Holdings Corp.	16,744
345	UniSource Energy Corp.	12,693
103	Unitil Corp.	2,740
482	WGL Holdings, Inc.	19,680
120	York Water Co.	2,080
		366,299
	Total Common Stocks (Cost $6,042,080)	5,579,195

See accompanying notes to schedules of portfolio investments.

No. of Rights		Value
	Rights - 0.0%‡
419	Pilgrim’s Pride Corp., expiring 02/29/12 at $4.50*^	$154
	Total Rights (Cost $—)	154

Principal Amount
	U.S. Government & Agency Securities (a) - 1.2%
	Federal Home Loan Bank
$129,668	0.00%, due 03/01/12	129,668
5,025	0.03%, due 03/01/12	5,025
	Total U.S. Government & Agency Securities (Cost $134,693)	134,693

	Repurchase Agreements (a)(b) - 34.4%
3,755,227	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $3,755,242	3,755,227
	Total Repurchase Agreements (Cost $3,755,227)	3,755,227

	Total Investment Securities (Cost $9,932,000) — 86.7%	9,469,269
	Other assets less liabilities — 13.3%	1,448,691
	Net Assets — 100.0%	$10,917,960

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $154 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $2,779,435.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$526,604
Aggregate gross unrealized depreciation	(1,091,034)
Net unrealized depreciation	$(564,430)
Federal income tax cost of investments	$10,033,699

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$166,814	$(4,492)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	2,506,259	(93,358)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	1,124,611	(30,803)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	5,025,481	960,225

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	7,435,573	591,487

		$1,423,059

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 29.1%
	Consumer Discretionary - 4.4%

10	1-800-Flowers.com, Inc., Class A*	$27
572	Aeropostale, Inc.*	10,279
175	AFC Enterprises, Inc.*	2,798
29	Ambassadors Group, Inc.	153
101	American Axle & Manufacturing Holdings, Inc.*	1,150
17	American Greetings Corp., Class A	255
127	American Public Education, Inc.*	4,973
32	America’s Car-Mart, Inc.*	1,428
157	Amerigon, Inc.*	2,311
228	Ameristar Casinos, Inc.	4,524
369	Ann, Inc.*	8,815
192	Arbitron, Inc.	6,420
54	Archipelago Learning, Inc.*	494
445	Ascena Retail Group, Inc.*	17,177
193	Belo Corp., Class A	1,384
1	Biglari Holdings, Inc.*	410
170	BJ’s Restaurants, Inc.*	8,440
84	Blue Nile, Inc.*	2,995
83	Body Central Corp.*	2,311
136	Bravo Brio Restaurant Group, Inc.*	2,622
127	Bridgepoint Education, Inc.*	3,094
631	Brunswick Corp.	15,087
191	Buckle, Inc. (The)	8,580
130	Buffalo Wild Wings, Inc.*	11,244
102	Capella Education Co.*	3,958
42	Caribou Coffee Co., Inc.*	696
89	Carrols Restaurant Group, Inc.*	1,057
301	Carter’s, Inc.*	14,620
196	Cato Corp. (The), Class A	5,314
141	CEC Entertainment, Inc.	5,381
409	Cheesecake Factory, Inc. (The)*	12,123
52	Cherokee, Inc.	586
24	Churchill Downs, Inc.	1,253
597	Cinemark Holdings, Inc.	12,489
222	Coinstar, Inc.*	12,927
59	Columbia Sportswear Co.	2,946
8	Conn’s, Inc.*	106
440	Cooper Tire & Rubber Co.	7,304
11	Core-Mark Holding Co., Inc.	441
85	Cost Plus, Inc.*	1,117
153	Cracker Barrel Old Country Store, Inc.	8,517
639	Crocs, Inc.*	12,556
49	Crown Media Holdings, Inc., Class A*	63
53	Cumulus Media, Inc., Class A*	182
975	Dana Holding Corp.*	15,600
5	Delta Apparel, Inc.*	82
507	Denny’s Corp.*	2,104
76	Destination Maternity Corp.	1,366
14	Digital Domain Media Group, Inc.*	79
149	Digital Generation, Inc.*	1,490
110	DineEquity, Inc.*	5,872
157	Domino’s Pizza, Inc.*	6,038
77	Dorman Products, Inc.*	3,497
52	Drew Industries, Inc.*	1,425
37	Einstein Noah Restaurant Group, Inc.	519
208	Entravision Communications Corp., Class A	345
60	Ethan Allen Interiors, Inc.	1,515
136	Exide Technologies*	404
391	Express, Inc.*	9,306
112	Finish Line, Inc. (The), Class A	2,575
24	Francesca’s Holdings Corp.*	551
117	G-III Apparel Group Ltd.*	2,916
31	Geeknet, Inc.*	450
17	Genesco, Inc.*	1,158
77	Global Sources Ltd.*	410
162	GNC Holdings, Inc., Class A*	5,244
36	Gordmans Stores, Inc.*	546
203	Grand Canyon Education, Inc.*	3,473
7	hhgregg, Inc.*	80
194	Hibbett Sports, Inc.*	9,496
444	Hillenbrand, Inc.	10,199
283	HSN, Inc.	10,516
285	Interval Leisure Group, Inc.*	3,845
168	iRobot Corp.*	4,287
17	Jack in the Box, Inc.*	405
467	Jamba, Inc.*	990
196	JoS. A. Bank Clothiers, Inc.*	10,092
184	K12, Inc.*	3,967
17	Kenneth Cole Productions, Inc., Class A*	267
198	Knology, Inc.*	3,530
414	Krispy Kreme Doughnuts, Inc.*	3,387
140	Libbey, Inc.*	1,757
271	Life Time Fitness, Inc.*	13,406
17	LIN TV Corp., Class A*	70
319	Lions Gate Entertainment Corp.*	4,364
34	Liz Claiborne, Inc.*	333
164	Lumber Liquidators Holdings, Inc.*	3,590
166	Maidenform Brands, Inc.*	3,486
35	Marine Products Corp.	218
80	Matthews International Corp., Class A	2,482
14	Mattress Firm Holding Corp.*	465
178	MDC Partners, Inc., Class A	2,300
62	Men’s Wearhouse, Inc. (The)	2,401
216	Monro Muffler Brake, Inc.	9,908
57	Morgans Hotel Group Co.*	292
63	National American University Holdings, Inc.	435
390	National CineMedia, Inc.	6,205
13	New York & Co., Inc.*	34
15	Nexstar Broadcasting Group, Inc., Class A*	124
191	Nutrisystem, Inc.	2,153
82	Overstock.com, Inc.*	522
91	Oxford Industries, Inc.	4,586
138	P.F. Chang’s China Bistro, Inc.	5,288
132	Papa John’s International, Inc.*	4,905
91	Peet’s Coffee & Tea, Inc.*	5,859
6	Perry Ellis International, Inc.*	105
144	PetMed Express, Inc.	1,754
220	Pier 1 Imports, Inc.*	3,777
26	Pinnacle Entertainment, Inc.*	286
341	Pool Corp.	12,412
6	R.G. Barry Corp.	84
71	ReachLocal, Inc.*	554
83	Red Robin Gourmet Burgers, Inc.*	2,856
67	Rentrak Corp.*	1,392
106	rue21, inc.*	2,828
42	Ruth’s Hospitality Group, Inc.*	262
216	Scientific Games Corp., Class A*	2,270
343	Select Comfort Corp.*	10,149
310	Shuffle Master, Inc.*	4,526
211	Shutterfly, Inc.*	5,773
26	Sinclair Broadcast Group, Inc., Class A	297
295	Six Flags Entertainment Corp.	13,352
24	Skullcandy, Inc.*	339

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
145	Smith & Wesson Holding Corp.*	$758
438	Sonic Corp.*	3,618
478	Sotheby’s	18,805
106	Steiner Leisure Ltd.*	5,304
268	Steven Madden Ltd.*	11,572
187	Stoneridge, Inc.*	1,808
87	Strayer Education, Inc.	8,952
134	Sturm Ruger & Co., Inc.	5,599
4	Systemax, Inc.*	77
17	Teavana Holdings, Inc.*	399
428	Tenneco, Inc.*	16,478
417	Texas Roadhouse, Inc.	6,976
47	Tower International, Inc.*	599
61	Town Sports International Holdings, Inc.*	628
183	True Religion Apparel, Inc.*	4,826
105	U.S. Auto Parts Network, Inc.*	509
41	Universal Electronics, Inc.*	802
159	Universal Technical Institute, Inc.*	2,065
202	Vail Resorts, Inc.	8,504
317	Valassis Communications, Inc.*	7,919
8	Value Line, Inc.	92
232	ValueVision Media, Inc., Class A*	399
140	Vera Bradley, Inc.*	5,138
176	Vitamin Shoppe, Inc.*	7,468
241	Warnaco Group, Inc. (The)*	14,149
16	Winmark Corp.	926
206	Winnebago Industries, Inc.*	1,838
351	Wolverine World Wide, Inc.	13,387
173	World Wrestling Entertainment, Inc., Class A	1,581
157	Zagg, Inc.*	1,648
150	Zumiez, Inc.*	4,713
		644,369
	Consumer Staples - 1.2%

9	Alico, Inc.	209
5	Arden Group, Inc., Class A	448
194	B&G Foods, Inc.	4,516
58	Boston Beer Co., Inc. (The), Class A*	5,482
84	Calavo Growers, Inc.	2,310
6	Cal-Maine Foods, Inc.	231
269	Casey’s General Stores, Inc.	13,781
41	Chefs’ Warehouse, Inc. (The)*	861
32	Coca-Cola Bottling Co. Consolidated	2,062
25	Craft Brew Alliance, Inc.*	156
828	Darling International, Inc.*	13,240
156	Diamond Foods, Inc.	3,732
48	Dole Food Co., Inc.*	460
141	Elizabeth Arden, Inc.*	5,238
3	Farmer Bros Co.*	33
131	Female Health Co. (The)	645
199	Fresh Market, Inc. (The)*	8,959
62	Hain Celestial Group, Inc. (The)*	2,532
114	Inter Parfums, Inc.	1,923
101	J&J Snack Foods Corp.	5,067
133	Lancaster Colony Corp.	8,668
32	Lifeway Foods, Inc.*	291
55	Limoneira Co.	1,009
98	Medifast, Inc.*	1,591
79	National Beverage Corp.*	1,265
79	Nature’s Sunshine Products, Inc.*	1,165
388	Nu Skin Enterprises, Inc., Class A	22,411
6	Oil-Dri Corp. of America	125
13	Omega Protein Corp.*	107
12	Pantry, Inc. (The)*	149
126	Pricesmart, Inc.	8,143
70	Primo Water Corp.*	186
317	Rite Aid Corp.*	488
188	Ruddick Corp.	7,700
24	Schiff Nutrition International, Inc.*	268
199	Smart Balance, Inc.*	1,192
93	Spectrum Brands Holdings, Inc.*	2,643
672	Star Scientific, Inc.*	2,520
123	Synutra International, Inc.*	747
155	Tootsie Roll Industries, Inc.	3,604
148	TreeHouse Foods, Inc.*	8,525
343	United Natural Foods, Inc.*	15,613
46	USANA Health Sciences, Inc.*	1,707
233	Vector Group Ltd.	4,229
113	WD-40 Co.	4,868
		171,099
	Energy - 2.6%

583	Abraxas Petroleum Corp.*	2,344
61	Alon USA Energy, Inc.	573
125	Amyris, Inc.*	672
65	Apco Oil and Gas International, Inc.	4,887
132	Approach Resources, Inc.*	4,562
315	ATP Oil & Gas Corp.*	2,520
171	Basic Energy Services, Inc.*	3,396
365	Berry Petroleum Co., Class A	19,695
25	Bill Barrett Corp.*	731
175	BPZ Resources, Inc.*	562
44	C&J Energy Services, Inc.*	894
416	Cal Dive International, Inc.*	1,206
277	Callon Petroleum Co.*	1,956
276	Carrizo Oil & Gas, Inc.*	7,775
893	Cheniere Energy, Inc.*	13,431
42	Clayton Williams Energy, Inc.*	3,711
351	Clean Energy Fuels Corp.*	6,595
89	Cloud Peak Energy, Inc.*	1,577
86	Contango Oil & Gas Co.*	5,468
257	Crosstex Energy, Inc.	3,529
622	CVR Energy, Inc.*	16,925
15	Dawson Geophysical Co.*	568
243	Dril-Quip, Inc.*	17,008
533	Energy XXI Bermuda Ltd.*	19,950
114	Evolution Petroleum Corp.*	1,058
370	FX Energy, Inc.*	2,342
80	Geokinetics, Inc.*	159
55	GeoResources, Inc.*	1,762
42	Gevo, Inc.*	420
128	Global Geophysical Services, Inc.*	1,380
146	GMX Resources, Inc.*	257
282	Golar LNG Ltd.	11,977
183	Goodrich Petroleum Corp.*	2,915
15	Gulf Island Fabrication, Inc.	440
30	GulfMark Offshore, Inc., Class A*	1,507
323	Gulfport Energy Corp.*	10,859
29	Hallador Energy Co.	293
350	Heckmann Corp.*	1,785
117	Houston American Energy Corp.*	1,268
1,181	Hyperdynamics Corp.*	1,606
930	ION Geophysical Corp.*	6,659
8	Isramco, Inc.*	661
792	Key Energy Services, Inc.*	13,512
43	KiOR, Inc., Class A*	374
1,824	Kodiak Oil & Gas Corp.*	17,675
216	Lufkin Industries, Inc.	17,202
789	Magnum Hunter Resources Corp.*	5,460
30	Matrix Service Co.*	397
696	McMoRan Exploration Co.*	9,744

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
46	Mitcham Industries, Inc.*	$1,075
44	Newpark Resources, Inc.*	346
447	Northern Oil and Gas, Inc.*	10,598
421	Oasis Petroleum, Inc.*	13,501
31	OYO Geospace Corp.*	3,412
50	Panhandle Oil and Gas, Inc., Class A	1,457
603	Patriot Coal Corp.*	4,360
93	Petroquest Energy, Inc.*	567
343	Pioneer Drilling Co.*	3,416
1,578	Rentech, Inc.*	2,809
327	Resolute Energy Corp.*	3,649
252	Rex Energy Corp.*	2,898
41	RigNet, Inc.*	697
375	Rosetta Resources, Inc.*	19,140
59	Solazyme, Inc.*	813
347	Stone Energy Corp.*	11,087
625	Syntroleum Corp.*	775
116	Targa Resources Corp.	5,154
173	Tesco Corp.*	2,650
60	Tetra Technologies, Inc.*	545
146	Triangle Petroleum Corp.*	1,047
457	Uranerz Energy Corp.*	1,142
533	Uranium Energy Corp.*	1,999
661	Uranium Resources, Inc.*	635
600	Ur-Energy, Inc.*	696
43	Vaalco Energy, Inc.*	339
49	Venoco, Inc.*	534
242	Voyager Oil & Gas, Inc.*	784
247	W&T Offshore, Inc.	6,237
81	Warren Resources, Inc.*	316
351	Western Refining, Inc.	6,371
19	Westmoreland Coal Co.*	200
53	Willbros Group, Inc.*	223
285	World Fuel Services Corp.	11,873
215	Zion Oil & Gas, Inc.*	587
		374,179
	Financials - 2.1%

62	Acadia Realty Trust (REIT)	1,314
47	Advance America Cash Advance Centers, Inc.	487
11	AG Mortgage Investment Trust, Inc. (REIT)	219
15	Alexander’s, Inc. (REIT)	5,692
216	American Assets Trust, Inc. (REIT)	4,648
213	American Campus Communities, Inc. (REIT)	8,765
10	American Capital Mortgage Investment Corp. (REIT)	216
22	AmTrust Financial Services, Inc.	594
44	Apollo Residential Mortgage, Inc.	789
4	Arrow Financial Corp.	96
204	Artio Global Investors, Inc.	977
15	Associated Estates Realty Corp. (REIT)	224
27	Bank of the Ozarks, Inc.	792
535	BGC Partners, Inc., Class A	3,761
4	BofI Holding, Inc.*	66
16	Bridge Bancorp, Inc.	321
21	Bryn Mawr Bank Corp.	413
70	Cash America International, Inc.	3,247
328	CBL & Associates Properties, Inc. (REIT)	5,783
6	Clifton Savings Bancorp, Inc.	59
83	Cogdell Spencer, Inc. (REIT)	351
104	Cohen & Steers, Inc.	3,426
183	Crawford & Co., Class B	805
47	Credit Acceptance Corp.*	4,524
308	DFC Global Corp.*	5,516
18	Diamond Hill Investment Group, Inc.	1,365
215	Duff & Phelps Corp., Class A	2,958
159	DuPont Fabros Technology, Inc. (REIT)	3,641
88	EastGroup Properties, Inc. (REIT)	4,241
15	Enterprise Financial Services Corp.	174
105	Epoch Holding Corp.	2,620
157	Equity Lifestyle Properties, Inc. (REIT)	10,442
149	Evercore Partners, Inc., Class A	4,051
259	Extra Space Storage, Inc. (REIT)	6,830
332	EZCORP, Inc., Class A*	10,458
441	FelCor Lodging Trust, Inc. (REIT)*	1,693
9	Fidus Investment Corp.	128
271	Financial Engines, Inc.*	6,247
222	First Cash Financial Services, Inc.*	9,382
100	First Financial Bankshares, Inc.	3,426
22	Flagstone Reinsurance Holdings S.A.	174
30	GAMCO Investors, Inc., Class A	1,383
84	Getty Realty Corp. (REIT)	1,428
32	Gladstone Commercial Corp. (REIT)	572
716	Glimcher Realty Trust (REIT)	7,088
45	Greenlight Capital Re Ltd., Class A*	1,060
35	Hallmark Financial Services*	236
70	Hampton Roads Bankshares, Inc.*	182
206	HFF, Inc., Class A*	2,968
387	Highwoods Properties, Inc. (REIT)	12,384
340	Home Properties, Inc. (REIT)	19,594
19	ICG Group, Inc.*	165
106	Imperial Holdings, Inc.*	265
46	Investors Bancorp, Inc.*	668
109	Investors Real Estate Trust (REIT)	832
238	Kilroy Realty Corp. (REIT)	10,434
754	Ladenburg Thalmann Financial Services, Inc.*	1,531
39	LTC Properties, Inc. (REIT)	1,204
20	Manning & Napier, Inc.*	253
203	MarketAxess Holdings, Inc.	6,723
260	Mid-America Apartment Communities, Inc. (REIT)	16,216
76	National Health Investors, Inc. (REIT)	3,582
187	Netspend Holdings, Inc.*	1,610
697	Newcastle Investment Corp. (REIT)	3,799
681	Omega Healthcare Investors, Inc. (REIT)	13,872
153	Potlatch Corp. (REIT)	4,715
26	PS Business Parks, Inc. (REIT)	1,623
62	Pzena Investment Management, Inc., Class A	319
13	S.Y. Bancorp, Inc.	283
72	Sabra Health Care REIT, Inc. (REIT)	1,028
52	Saul Centers, Inc. (REIT)	1,969
326	Signature Bank/NY*	19,351
13	State Auto Financial Corp.	182
151	Stifel Financial Corp.*	5,667
313	Strategic Hotels & Resorts, Inc. (REIT)*	1,950
67	SVB Financial Group*	3,972
608	Tanger Factory Outlet Centers (REIT)	17,802
35	Taylor Capital Group, Inc.*	471
101	Tejon Ranch Co.*	2,951
34	TrustCo Bank Corp NY	182

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
44	Universal Health Realty Income Trust (REIT)	$1,663
22	Urstadt Biddle Properties, Inc., Class A (REIT)	418
44	Virtus Investment Partners, Inc.*	3,500
76	Walker & Dunlop, Inc.*	946
119	Washington Real Estate Investment Trust (REIT)	3,525
93	Westamerica Bancorp.	4,405
52	Westfield Financial, Inc.	412
44	Westwood Holdings Group, Inc.	1,705
107	World Acceptance Corp.*	6,797
		314,800
	Health Care - 5.9%

159	Abaxis, Inc.*	4,223
224	Abiomed, Inc.*	4,677
283	Accretive Health, Inc.*	7,355
426	Accuray, Inc.*	2,888
336	Achillion Pharmaceuticals, Inc.*	3,528
279	Acorda Therapeutics, Inc.*	7,299
76	Acura Pharmaceuticals, Inc.*	246
65	Aegerion Pharmaceuticals, Inc.*	1,087
122	Affymax, Inc.*	1,246
80	Air Methods Corp.*	7,218
397	Akorn, Inc.*	4,974
434	Align Technology, Inc.*	11,115
79	Alimera Sciences, Inc.*	297
675	Alkermes plc*	11,887
173	Alliance HealthCare Services, Inc.*	235
450	Allos Therapeutics, Inc.*	671
319	Alnylam Pharmaceuticals, Inc.*	4,255
16	AMAG Pharmaceuticals, Inc.*	253
112	Amicus Therapeutics, Inc.*	670
128	AMN Healthcare Services, Inc.*	684
152	Ampio Pharmaceuticals, Inc.*	587
81	Anacor Pharmaceuticals, Inc.*	481
66	Analogic Corp.	3,759
621	Antares Pharma, Inc.*	1,565
149	Anthera Pharmaceuticals, Inc.*	986
163	Ardea Biosciences, Inc.*	3,475
79	Arena Pharmaceuticals, Inc.*	141
1,116	Ariad Pharmaceuticals, Inc.*	16,003
378	Arqule, Inc.*	2,684
265	Array Biopharma, Inc.*	745
193	ArthroCare Corp.*	5,037
28	Astex Pharmaceuticals, Inc.*	51
247	athenahealth, Inc.*	17,455
99	AtriCure, Inc.*	1,010
11	Atrion Corp.	2,266
339	Auxilium Pharmaceuticals, Inc.*	6,699
842	AVANIR Pharmaceuticals, Inc., Class A*	2,324
222	AVEO Pharmaceuticals, Inc.*	2,895
960	AVI BioPharma, Inc.*	998
168	Bacterin International Holdings, Inc.*	497
48	BG Medicine, Inc.*	372
205	BioCryst Pharmaceuticals, Inc.*	955
50	Biolase Technology, Inc.*	136
55	BioMimetic Therapeutics, Inc.*	114
174	Bio-Reference Labs, Inc.*	3,504
776	BioSante Pharmaceuticals, Inc.*	600
218	BioScrip, Inc.*	1,382
35	BioSpecifics Technologies Corp.*	606
175	BioTime, Inc.*	873
351	Cadence Pharmaceuticals, Inc.*	1,316
63	Capital Senior Living Corp.*	540
44	CardioNet, Inc.*	140
103	Cardiovascular Systems, Inc.*	932
1,258	Cell Therapeutics, Inc.*	1,610
45	Celldex Therapeutics, Inc.*	171
221	Centene Corp.*	10,785
462	Cepheid, Inc.*	18,660
288	Cerus Corp.*	1,083
410	Chelsea Therapeutics International Ltd.*	1,513
141	Chemed Corp.	8,717
35	Chindex International, Inc.*	327
201	Cleveland Biolabs, Inc.*	738
56	Clovis Oncology, Inc.*	1,399
174	Codexis, Inc.*	686
420	Columbia Laboratories, Inc.*	277
74	Complete Genomics, Inc.*	275
78	Computer Programs & Systems, Inc.	4,746
221	Conceptus, Inc.*	2,977
291	Corcept Therapeutics, Inc.*	1,144
44	Corvel Corp.*	1,995
19	CryoLife, Inc.*	104
424	Cubist Pharmaceuticals, Inc.*	18,173
382	Curis, Inc.*	1,723
201	Cyberonics, Inc.*	7,483
264	Cytori Therapeutics, Inc.*	858
340	Delcath Systems, Inc.*	1,482
380	Depomed, Inc.*	2,390
475	DexCom, Inc.*	5,125
531	Durect Corp.*	393
173	Dusa Pharmaceuticals, Inc.*	834
572	Dyax Corp.*	852
1,085	Dynavax Technologies Corp.*	4,557
52	DynaVox, Inc., Class A*	165
172	Emergent Biosolutions, Inc.*	2,626
216	Emeritus Corp.*	3,987
122	Endocyte, Inc.*	433
346	Endologix, Inc.*	4,578
115	Ensign Group, Inc. (The)	3,152
22	Enzo Biochem, Inc.*	57
16	Enzon Pharmaceuticals, Inc.*	113
41	Epocrates, Inc.*	381
179	eResearchTechnology, Inc.*	1,142
275	Exact Sciences Corp.*	2,582
43	Exactech, Inc.*	683
192	ExamWorks Group, Inc.*	1,981
1,051	Exelixis, Inc.*	5,970
46	Fluidigm Corp.*	663
120	Genomic Health, Inc.*	3,502
203	Geron Corp.*	406
155	GTx, Inc.*	536
182	Haemonetics Corp.*	12,199
630	Halozyme Therapeutics, Inc.*	7,251
124	Hanger Orthopedic Group, Inc.*	2,566
332	Hansen Medical, Inc.*	1,059
10	Harvard Bioscience, Inc.*	42
128	HealthStream, Inc.*	2,615
85	HeartWare International, Inc.*	6,227
23	Hi-Tech Pharmacal Co., Inc.*	918
600	HMS Holdings Corp.*	19,332
33	Horizon Pharma, Inc.*	114
21	ICU Medical, Inc.*	963
118	Idenix Pharmaceuticals, Inc.*	1,389
381	Immunogen, Inc.*	5,246
466	Immunomedics, Inc.*	1,659
422	Impax Laboratories, Inc.*	9,854
626	Incyte Corp.*	10,617
135	Infinity Pharmaceuticals, Inc.*	1,100

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
325	Insulet Corp.*	$6,409
139	Integra LifeSciences Holdings Corp.*	4,392
177	InterMune, Inc.*	2,375
12	Invacare Corp.	198
116	IPC The Hospitalist Co., Inc.*	4,219
90	IRIS International, Inc.*	1,005
381	Ironwood Pharmaceuticals, Inc.*	5,102
705	Isis Pharmaceuticals, Inc.*	6,423
227	ISTA Pharmaceuticals, Inc.*	1,880
156	Jazz Pharmaceuticals plc*	8,185
60	Kensey Nash Corp.	1,355
489	Keryx Biopharmaceuticals, Inc.*	1,623
241	K-V Pharmaceutical Co., Class A*	335
67	Landauer, Inc.	3,594
36	Lannett Co., Inc.*	149
453	Lexicon Pharmaceuticals, Inc.*	770
6	LHC Group, Inc.*	102
139	Ligand Pharmaceuticals, Inc., Class B*	2,041
268	Luminex Corp.*	6,022
227	MAKO Surgical Corp.*	8,876
700	MannKind Corp.*	1,638
155	MAP Pharmaceuticals, Inc.*	2,488
372	Masimo Corp.*	8,110
277	MedAssets, Inc.*	3,956
51	Medical Action Industries, Inc.*	276
217	Medicines Co. (The)*	4,650
360	Medicis Pharmaceutical Corp., Class A	12,578
149	Medidata Solutions, Inc.*	2,971
222	Medivation, Inc.*	14,543
54	Medtox Scientific, Inc.*	837
395	Merge Healthcare, Inc.*	2,579
290	Meridian Bioscience, Inc.	5,226
297	Merit Medical Systems, Inc.*	3,718
173	Metabolix, Inc.*	476
300	Metropolitan Health Networks, Inc.*	2,508
331	Micromet, Inc.*	3,638
237	MModal, Inc.*	2,439
120	Molina Healthcare, Inc.*	4,075
327	Momenta Pharmaceuticals, Inc.*	4,794
89	MWI Veterinary Supply, Inc.*	7,705
303	Nabi Biopharmaceuticals*	567
13	National Research Corp.	502
107	Natus Medical, Inc.*	1,120
670	Navidea Biopharmaceuticals, Inc.*	2,010
510	Nektar Therapeutics*	3,657
164	Neogen Corp.*	5,691
323	NeoStem, Inc.*	184
294	Neurocrine Biosciences, Inc.*	2,314
36	NewLink Genetics Corp.*	305
466	Novavax, Inc.*	592
609	NPS Pharmaceuticals, Inc.*	4,153
299	NuVasive, Inc.*	4,691
316	NxStage Medical, Inc.*	6,320
114	Nymox Pharmaceutical Corp.*	902
131	Obagi Medical Products, Inc.*	1,487
113	Omnicell, Inc.*	1,686
69	OncoGenex Pharmaceutical, Inc.*	1,103
210	Oncothyreon, Inc.*	1,722
449	Onyx Pharmaceuticals, Inc.*	17,206
771	Opko Health, Inc.*	3,809
328	Optimer Pharmaceuticals, Inc.*	4,195
331	OraSure Technologies, Inc.*	3,320
255	Orexigen Therapeutics, Inc.*	1,000
128	Orthofix International N.V.*	5,019
118	Osiris Therapeutics, Inc.*	616
367	Owens & Minor, Inc.	10,995
53	Pacific Biosciences of California, Inc.*	221
51	Pacira Pharmaceuticals, Inc.*	546
261	Pain Therapeutics, Inc.*	958
178	Par Pharmaceutical Cos., Inc.*	6,606
377	PAREXEL International Corp.*	9,229
816	PDL BioPharma, Inc.	5,206
615	Peregrine Pharmaceuticals, Inc.*	577
26	Pernix Therapeutics Holdings*	224
325	Pharmacyclics, Inc.*	8,187
252	PharmAthene, Inc.*	370
187	Pozen, Inc.*	815
154	Progenics Pharmaceuticals, Inc.*	1,502
18	Providence Service Corp. (The)*	271
363	PSS World Medical, Inc.*	8,796
274	Quality Systems, Inc.	11,746
376	Questcor Pharmaceuticals, Inc.*	14,626
202	Quidel Corp.*	2,864
216	RadNet, Inc.*	646
333	Raptor Pharmaceutical Corp.*	2,324
371	Rigel Pharmaceuticals, Inc.*	3,710
114	Rockwell Medical Technologies, Inc.*	1,082
22	RTI Biologics, Inc.*	81
47	Sagent Pharmaceuticals, Inc.*	1,019
414	Salix Pharmaceuticals Ltd.*	20,418
370	Sangamo Biosciences, Inc.*	1,950
377	Santarus, Inc.*	1,704
358	Savient Pharmaceuticals, Inc.*	720
245	Sciclone Pharmaceuticals, Inc.*	1,149
683	Seattle Genetics, Inc.*	12,608
71	Select Medical Holdings Corp.*	598
563	Sequenom, Inc.*	2,432
244	SIGA Technologies, Inc.*	695
9	Skilled Healthcare Group, Inc., Class A*	59
236	Spectranetics Corp. (The)*	1,831
407	Spectrum Pharmaceuticals, Inc.*	5,775
218	Staar Surgical Co.*	2,274
312	Stereotaxis, Inc.*	239
419	STERIS Corp.	13,148
90	Sucampo Pharmaceuticals, Inc., Class A*	657
188	Sunesis Pharmaceuticals, Inc.*	327
304	Sunrise Senior Living, Inc.*	2,353
65	Symmetry Medical, Inc.*	471
158	Synergetics USA, Inc.*	995
188	Synta Pharmaceuticals Corp.*	899
195	Targacept, Inc.*	1,330
189	Team Health Holdings, Inc.*	4,099
408	Theravance, Inc.*	7,630
75	Tornier N.V.*	1,763
62	Transcend Services, Inc.*	1,333
28	Transcept Pharmaceuticals, Inc.*	234
73	Trius Therapeutics, Inc.*	369
84	U.S. Physical Therapy, Inc.	1,597
457	Unilife Corp.*	1,695
128	Uroplasty, Inc.*	353
187	Vanda Pharmaceuticals, Inc.*	868
76	Vanguard Health Systems, Inc.*	757
120	Vascular Solutions, Inc.*	1,259
538	Vical, Inc.*	1,722
629	Vivus, Inc.*	14,153
369	Volcano Corp.*	10,343
301	WellCare Health Plans, Inc.*	20,426
130	West Pharmaceutical Services, Inc.	5,408

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
205	XenoPort, Inc.*	$820
14	Young Innovations, Inc.	424
319	Zalicus, Inc.*	319
37	ZELTIQ Aesthetics, Inc.*	410
475	ZIOPHARM Oncology, Inc.*	2,332
150	Zogenix, Inc.*	342
155	Zoll Medical Corp.*	11,338
		856,779
	Industrials - 4.8%

62	A.T. Cross Co., Class A*	617
112	A123 Systems, Inc.*	202
133	AAON, Inc.	2,467
71	AAR Corp.	1,566
104	ABM Industries, Inc.	2,361
303	Acacia Research Corp.*	11,968
29	Accuride Corp.*	231
566	Active Power, Inc.*	396
77	Actuant Corp., Class A	2,169
307	Acuity Brands, Inc.	19,092
118	Advisory Board Co. (The)*	9,551
120	Aerovironment, Inc.*	3,418
39	Aircastle Ltd.	531
3	Alamo Group, Inc.	81
14	Alaska Air Group, Inc.*	960
38	Albany International Corp., Class A	909
105	Allegiant Travel Co.*	5,248
190	Altra Holdings, Inc.*	3,703
125	Ameresco, Inc., Class A*	1,761
38	American Reprographics Co.*	201
64	American Science & Engineering, Inc.	4,653
6	Ampco-Pittsburgh Corp.	127
300	Applied Industrial Technologies, Inc.	12,051
10	Argan, Inc.	150
73	Astronics Corp.*	2,440
743	Avis Budget Group, Inc.*	9,585
89	AZZ, Inc.	4,468
326	Beacon Roofing Supply, Inc.*	7,687
288	Belden, Inc.	11,367
344	Blount International, Inc.*	5,900
29	Brady Corp., Class A	927
286	Brink’s Co. (The)	7,221
257	Broadwind Energy, Inc.*	162
81	CAI International, Inc.*	1,632
1,742	Capstone Turbine Corp.*	1,934
3	Cascade Corp.	160
156	Casella Waste Systems, Inc., Class A*	1,022
12	CDI Corp.	180
89	Celadon Group, Inc.	1,314
207	Cenveo, Inc.*	807
208	Chart Industries, Inc.*	14,225
77	CIRCOR International, Inc.	2,549
339	CLARCOR, Inc.	17,109
332	Clean Harbors, Inc.*	22,297
59	Coleman Cable, Inc.*	671
304	Colfax Corp.*	10,342
108	Columbus McKinnon Corp.*	1,798
204	Commercial Vehicle Group, Inc.*	2,466
1	Compx International, Inc.	17
60	Consolidated Graphics, Inc.*	2,801
244	Corporate Executive Board Co. (The)	10,111
179	CoStar Group, Inc.*	10,736
14	CRA International, Inc.*	333
49	Cubic Corp.	2,342
364	Deluxe Corp.	8,980
250	DigitalGlobe, Inc.*	3,845
205	Dollar Thrifty Automotive Group, Inc.*	15,562
72	Douglas Dynamics, Inc.	936
62	DXP Enterprises, Inc.*	2,294
42	Dycom Industries, Inc.*	894
94	Dynamic Materials Corp.	2,097
114	Encore Capital Group, Inc.*	2,540
123	EnergySolutions, Inc.*	518
51	EnerNOC, Inc.*	401
99	EnerSys*	3,324
63	EnPro Industries, Inc.*	2,382
49	ESCO Technologies, Inc.	1,754
16	Essex Rental Corp.*	59
94	Exponent, Inc.*	4,533
37	Federal Signal Corp.*	174
295	Flow International Corp.*	1,180
208	Forward Air Corp.	7,003
154	Franklin Electric Co., Inc.	7,702
122	Fuel Tech, Inc.*	755
988	FuelCell Energy, Inc.*	1,472
262	Furmanite Corp.*	1,913
306	GenCorp, Inc.*	1,836
65	Generac Holdings, Inc.*	1,654
281	Genesee & Wyoming, Inc., Class A*	16,697
9	GeoEye, Inc.*	182
56	Global Power Equipment Group, Inc.*	1,358
108	Gorman-Rupp Co. (The)	3,118
31	GP Strategies Corp.*	485
70	Graham Corp.	1,633
93	H&E Equipment Services, Inc.*	1,608
470	Healthcare Services Group, Inc.	9,156
357	Heartland Express, Inc.	5,166
295	HEICO Corp.	16,131
11	Heidrick & Struggles International, Inc.	223
34	Heritage-Crystal Clean, Inc.*	752
406	Herman Miller, Inc.	8,526
587	Hexcel Corp.*	14,833
317	HNI Corp.	8,014
126	Houston Wire & Cable Co.	1,789
261	HUB Group, Inc., Class A*	9,299
148	Huron Consulting Group, Inc.*	5,651
49	ICF International, Inc.*	1,271
366	II-VI, Inc.*	8,561
183	InnerWorkings, Inc.*	2,086
162	Insperity, Inc.	4,881
7	Insteel Industries, Inc.	88
373	Interface, Inc., Class A	4,569
21	Interline Brands, Inc.*	432
69	Intersections, Inc.	805
188	John Bean Technologies Corp.	3,247
24	Kadant, Inc.*	524
103	Kaman Corp.	3,552
187	Kforce, Inc.*	2,637
432	Knight Transportation, Inc.	7,400
339	Knoll, Inc.	5,227
19	Korn/Ferry International*	303
89	Lindsay Corp.	5,837
33	LMI Aerospace, Inc.*	672
17	Marten Transport Ltd.	355
401	MasTec, Inc.*	7,054
72	McGrath RentCorp	2,286
455	Meritor, Inc.*	3,372
164	Metalico, Inc.*	823
7	Met-Pro Corp.	62

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
133	Middleby Corp.*	$12,999
192	Mine Safety Appliances Co.	7,077
104	Mistras Group, Inc.*	2,330
68	Mobile Mini, Inc.*	1,469
31	Moog, Inc., Class A*	1,361
36	Mueller Industries, Inc.	1,656
4	Multi-Color Corp.	87
134	MYR Group, Inc.*	2,684
34	National Presto Industries, Inc.	2,944
45	NL Industries, Inc.	666
119	NN, Inc.*	1,064
136	Odyssey Marine Exploration, Inc.*	415
336	Old Dominion Freight Line, Inc.*	14,619
20	Omega Flex, Inc.*	315
28	On Assignment, Inc.*	389
174	Orbital Sciences Corp.*	2,445
25	Pacer International, Inc.*	138
59	Park-Ohio Holdings Corp.*	1,106
680	Pendrell Corp.*	1,646
146	PMFG, Inc.*	2,396
121	Portfolio Recovery Associates, Inc.*	8,437
20	PowerSecure International, Inc.*	120
2	Preformed Line Products Co.	132
165	Primoris Services Corp.	2,538
16	Quad/Graphics, Inc.	239
32	Quality Distribution, Inc.*	416
128	Raven Industries, Inc.	8,070
123	RBC Bearings, Inc.*	5,598
4	Roadrunner Transportation Systems, Inc.*	71
450	Rollins, Inc.	9,117
71	RPX Corp.*	1,196
642	Satcon Technology Corp.*	321
82	Sauer-Danfoss, Inc.*	4,439
112	Standard Parking Corp.*	2,022
17	Standex International Corp.	650
66	Steelcase, Inc., Class A	579
142	Sun Hydraulics Corp.	4,666
163	Swift Transportation Co.*	1,910
599	Swisher Hygiene, Inc.*	1,767
32	SYKES Enterprises, Inc.*	441
156	TAL International Group, Inc.	5,622
394	Taser International, Inc.*	1,588
138	Team, Inc.*	4,223
73	Teledyne Technologies, Inc.*	4,351
136	Tennant Co.	5,581
90	Tetra Tech, Inc.*	2,210
81	Textainer Group Holdings Ltd.	2,691
71	Thermon Group Holdings, Inc.*	1,430
298	Titan International, Inc.	7,343
35	Titan Machinery, Inc.*	917
37	TMS International Corp., Class A*	440
126	TRC Cos., Inc.*	651
110	Trex Co., Inc.*	2,962
181	Trimas Corp.*	4,386
31	Triumph Group, Inc.	1,978
186	TrueBlue, Inc.*	3,080
60	Twin Disc, Inc.	1,918
131	United Rentals, Inc.*	5,460
195	United Stationers, Inc.	5,663
123	US Ecology, Inc.	2,321
359	USG Corp.*	5,116
243	Valence Technology, Inc.*	226
19	Viad Corp.	370
139	Vicor Corp.	1,129
485	Wabash National Corp.*	5,122
199	Watsco, Inc.	14,207
20	Watts Water Technologies, Inc., Class A	791
8	WCA Waste Corp.*	52
45	Werner Enterprises, Inc.	1,090
57	Wesco Aircraft Holdings, Inc.*	838
435	Woodward, Inc.	19,040
78	Xerium Technologies, Inc.*	626
57	Zipcar, Inc.*	742
		708,188
	Information Technology - 6.6%

297	3D Systems Corp.*	6,653
242	ACI Worldwide, Inc.*	9,143
87	Active Network, Inc. (The)*	1,392
248	Actuate Corp.*	1,498
458	ADTRAN, Inc.	16,144
232	Advent Software, Inc.*	5,969
140	Aeroflex Holding Corp.*	1,536
161	American Software, Inc., Class A	1,338
64	Amtech Systems, Inc.*	561
12	Anaren, Inc.*	210
224	Ancestry.com, Inc.*	5,103
37	Angie’s List, Inc.*	592
106	Anixter International, Inc.*	7,371
379	Applied Micro Circuits Corp.*	2,570
636	Aruba Networks, Inc.*	13,731
599	Aspen Technology, Inc.*	12,315
13	ATMI, Inc.*	286
96	AXT, Inc.*	550
89	Badger Meter, Inc.	2,863
120	Bankrate, Inc.*	2,861
315	Blackbaud, Inc.	9,938
254	Bottomline Technologies, Inc.*	7,137
211	Brightpoint, Inc.*	1,857
160	BroadSoft, Inc.*	5,819
38	Cabot Microelectronics Corp.*	1,909
13	CACI International, Inc., Class A*	769
266	Calix, Inc.*	2,405
212	Callidus Software, Inc.*	1,571
37	Carbonite, Inc.*	359
305	Cardtronics, Inc.*	8,110
66	Cass Information Systems, Inc.	2,540
343	Cavium, Inc.*	12,255
163	CEVA, Inc.*	4,018
469	Cirrus Logic, Inc.*	11,059
240	Cognex Corp.	10,234
119	Coherent, Inc.*	6,602
312	CommVault Systems, Inc.*	16,090
75	Computer Task Group, Inc.*	1,103
226	comScore, Inc.*	4,970
316	Concur Technologies, Inc.*	18,628
209	Constant Contact, Inc.*	6,320
86	Convio, Inc.*	1,347
81	Cornerstone OnDemand, Inc.*	1,680
118	CSG Systems International, Inc.*	1,889
54	Cymer, Inc.*	2,483
48	Daktronics, Inc.	432
38	DDi Corp.	413
251	DealerTrack Holdings, Inc.*	6,990
157	Deltek, Inc.*	1,732
56	Demand Media, Inc.*	384
109	Dialogic, Inc.*	90
343	Dice Holdings, Inc.*	3,046
30	Digi International, Inc.*	337
44	Digimarc Corp.*	1,227
33	Digital River, Inc.*	582
250	Diodes, Inc.*	6,210

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
91	Dot Hill Systems Corp.*	$126
123	DTS, Inc.*	3,454
139	Ebix, Inc.	3,239
249	Echelon Corp.*	1,225
80	Echo Global Logistics, Inc.*	1,488
55	Electro Rent Corp.	993
15	Electro Scientific Industries, Inc.	208
23	Electronics for Imaging, Inc.*	367
60	Ellie Mae, Inc.*	501
132	eMagin Corp.*	418
309	Entegris, Inc.*	2,793
607	Entropic Communications, Inc.*	3,742
136	Envestnet, Inc.*	1,693
16	EPIQ Systems, Inc.	184
1	ePlus, Inc.*	32
29	Exar Corp.*	203
114	ExlService Holdings, Inc.*	3,171
183	Extreme Networks*	675
144	Fabrinet*	2,573
147	Fair Isaac Corp.	5,951
217	FalconStor Software, Inc.*	618
116	FARO Technologies, Inc.*	6,433
253	FEI Co.*	11,264
635	Finisar Corp.*	12,884
104	Forrester Research, Inc.*	3,352
41	FriendFinder Networks, Inc.*	84
112	Globecomm Systems, Inc.*	1,623
336	Glu Mobile, Inc.*	1,270
891	GT Advanced Technologies, Inc.*	7,627
92	Guidance Software, Inc.*	1,050
140	Hackett Group, Inc. (The)*	675
172	Harmonic, Inc.*	1,013
273	Heartland Payment Systems, Inc.	7,731
217	Higher One Holdings, Inc.*	3,190
222	Hittite Microwave Corp.*	12,694
219	iGate Corp.*	3,817
185	Immersion Corp.*	1,201
29	Imperva, Inc.*	1,074
47	Infinera Corp.*	374
36	InfoSpace, Inc.*	418
153	Inphi Corp.*	2,197
670	Integrated Device Technology, Inc.*	4,630
101	Interactive Intelligence Group, Inc.*	2,828
321	InterDigital, Inc.	12,150
39	Intermolecular, Inc.*	245
319	Internap Network Services Corp.*	2,386
226	IntraLinks Holdings, Inc.*	1,329
33	InvenSense, Inc.*	518
273	Ixia*	3,773
112	IXYS Corp.*	1,336
326	j2 Global, Inc.	9,640
611	Jack Henry & Associates, Inc.	20,615
56	JDA Software Group, Inc.*	1,403
16	Kemet Corp.*	144
187	Kenexa Corp.*	5,197
104	Keynote Systems, Inc.	2,069
185	Kopin Corp.*	666
6	KVH Industries, Inc.*	55
257	Lattice Semiconductor Corp.*	1,694
116	LeCroy Corp.*	1,063
379	Limelight Networks, Inc.*	1,425
436	Lionbridge Technologies, Inc.*	1,129
133	Liquidity Services, Inc.*	5,752
134	Littelfuse, Inc.	7,093
373	LivePerson, Inc.*	5,625
144	LogMeIn, Inc.*	5,308
117	LoopNet, Inc.*	2,153
6	Loral Space & Communications, Inc.*	427
189	LTX-Credence Corp.*	1,276
145	Manhattan Associates, Inc.*	6,722
62	Marchex, Inc., Class B	266
246	MAXIMUS, Inc.	10,261
113	MaxLinear, Inc., Class A*	621
198	Maxwell Technologies, Inc.*	3,602
106	Measurement Specialties, Inc.*	3,447
303	Mentor Graphics Corp.*	4,593
76	Meru Networks, Inc.*	359
357	Micrel, Inc.	3,809
612	Microsemi Corp.*	12,803
57	MicroStrategy, Inc., Class A*	7,729
112	Microvision, Inc.*	362
129	Mindspeed Technologies, Inc.*	840
263	MIPS Technologies, Inc.*	1,515
68	MoneyGram International, Inc.*	1,219
163	Monolithic Power Systems, Inc.*	3,030
253	Monotype Imaging Holdings, Inc.*	3,550
231	MoSys, Inc.*	882
247	Motricity, Inc.*	328
281	Move, Inc.*	2,462
110	MTS Systems Corp.	5,402
11	Multi-Fineline Electronix, Inc.*	290
8	NCI, Inc., Class A*	58
30	NeoPhotonics Corp.*	160
259	Netgear, Inc.*	9,731
264	Netscout Systems, Inc.*	5,605
193	NetSuite, Inc.*	9,206
83	Newport Corp.*	1,388
453	NIC, Inc.	5,477
23	Novatel Wireless, Inc.*	79
68	Numerex Corp., Class A*	662
34	NVE Corp.*	1,819
466	OCZ Technology Group, Inc.*	4,003
324	Omnivision Technologies, Inc.*	5,304
167	OpenTable, Inc.*	8,099
181	Openwave Systems, Inc.*	438
55	Oplink Communications, Inc.*	903
102	OPNET Technologies, Inc.	2,912
104	OSI Systems, Inc.*	6,136
843	Parametric Technology Corp.*	22,508
156	PDF Solutions, Inc.*	1,253
118	Pegasystems, Inc.	3,313
121	Perficient, Inc.*	1,462
21	Pericom Semiconductor Corp.*	161
83	Plantronics, Inc.	3,096
228	Plexus Corp.*	7,912
204	Power Integrations, Inc.	7,609
452	Power-One, Inc.*	1,962
224	Powerwave Technologies, Inc.*	318
138	PRGX Global, Inc.*	770
102	Procera Networks, Inc.*	1,985
261	Progress Software Corp.*	6,053
152	PROS Holdings, Inc.*	2,665
295	Pulse Electronics Corp.	909
47	QAD, Inc., Class A*	642
498	QLIK Technologies, Inc.*	15,074
48	Quepasa Corp.*	189
123	Quest Software, Inc.*	2,462
23	QuinStreet, Inc.*	240
695	Rambus, Inc.*	4,921
291	RealD, Inc.*	3,434
215	RealPage, Inc.*	4,263
67	Responsys, Inc.*	809
205	RF Micro Devices, Inc.*	978

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
95	Rofin-Sinar Technologies, Inc.*	$2,229
39	Rogers Corp.*	1,447
124	Rubicon Technology, Inc.*	1,112
211	Saba Software, Inc.*	2,473
774	Sapient Corp.	9,667
28	ScanSource, Inc.*	1,036
87	SciQuest, Inc.*	1,309
91	Seachange International, Inc.*	622
462	Semtech Corp.*	13,264
74	ServiceSource International, Inc.*	1,243
334	ShoreTel, Inc.*	1,794
219	Silicon Graphics International Corp.*	2,122
444	Silicon Image, Inc.*	2,295
403	SolarWinds, Inc.*	15,016
115	Sonus Networks, Inc.*	336
201	Sourcefire, Inc.*	9,049
60	SPS Commerce, Inc.*	1,491
85	SRS Labs, Inc.*	569
75	Stamps.com, Inc.*	1,939
260	STEC, Inc.*	2,519
150	Stratasys, Inc.*	5,526
200	Super Micro Computer, Inc.*	3,308
213	Support.com, Inc.*	703
228	Synaptics, Inc.*	8,379
187	Synchronoss Technologies, Inc.*	6,257
109	Syntel, Inc.	5,581
520	Take-Two Interactive Software, Inc.*	8,034
291	Taleo Corp., Class A*	13,334
53	Tangoe, Inc.*	993
73	TechTarget, Inc.*	504
138	TeleCommunication Systems, Inc., Class A*	370
110	TeleNav, Inc.*	739
180	TeleTech Holdings, Inc.*	2,749
844	TiVo, Inc.*	9,495
180	TNS, Inc.*	3,299
39	Travelzoo, Inc.*	991
1,163	TriQuint Semiconductor, Inc.*	7,490
87	TTM Technologies, Inc.*	1,019
210	Tyler Technologies, Inc.*	7,932
15	Ubiquiti Networks, Inc.*	394
183	Ultimate Software Group, Inc.*	12,777
161	Ultra Clean Holdings*	1,315
178	Ultratech, Inc.*	4,843
127	Unisys Corp.*	2,372
272	Universal Display Corp.*	11,236
557	ValueClick, Inc.*	11,586
191	VASCO Data Security International, Inc.*	1,727
201	Veeco Instruments, Inc.*	5,435
150	Verint Systems, Inc.*	4,123
96	Viasat, Inc.*	4,428
2	Viasystems Group, Inc.*	37
288	VirnetX Holding Corp.*	6,218
107	Virtusa Corp.*	1,672
125	Vocus, Inc.*	1,691
174	Volterra Semiconductor Corp.*	5,347
587	Wave Systems Corp., Class A*	1,180
206	Web.com Group, Inc.*	2,727
267	Websense, Inc.*	4,809
273	Wright Express Corp.*	16,893
113	XO Group, Inc.*	1,022
7	Zillow, Inc.*	223
470	Zix Corp.*	1,377
17	Zygo Corp.*	326
		963,828
	Materials - 1.2%

11	A. Schulman, Inc.	284
30	AEP Industries, Inc.*	1,047
173	AMCOL International Corp.	5,074
26	American Vanguard Corp.	430
204	Balchem Corp.	5,559
318	Calgon Carbon Corp.*	4,805
419	Chemtura Corp.*	6,503
41	Coeur d’Alene Mines Corp.*	1,166
76	Deltic Timber Corp.	4,956
255	Eagle Materials, Inc.	8,002
354	Flotek Industries, Inc.*	3,961
47	FutureFuel Corp.	519
477	General Moly, Inc.*	1,722
446	Globe Specialty Metals, Inc.	6,342
201	Gold Resource Corp.	4,914
184	Golden Minerals Co.*	1,535
989	Graphic Packaging Holding Co.*	5,222
24	H.B. Fuller Co.	723
6	Handy & Harman Ltd.*	73
62	Hawkins, Inc.	2,402
67	Haynes International, Inc.	4,240
1,977	Hecla Mining Co.	10,043
16	Horsehead Holding Corp.*	182
154	Innophos Holdings, Inc.	7,759
150	Innospec, Inc.*	4,644
50	Kaiser Aluminum Corp.	2,417
45	KMG Chemicals, Inc.	781
146	Koppers Holdings, Inc.	5,494
197	Kraton Performance Polymers, Inc.*	5,475
130	LSB Industries, Inc.*	5,229
11	Materion Corp.*	323
747	McEwen Mining, Inc.*	3,907
82	Metals USA Holdings Corp.*	1,073
607	Midway Gold Corp.*	1,068
16	Myers Industries, Inc.	213
54	Neenah Paper, Inc.	1,506
64	NewMarket Corp.	11,676
161	Noranda Aluminum Holding Corp.	1,932
340	Olin Corp.	7,150
320	Omnova Solutions, Inc.*	1,632
829	Paramount Gold and Silver Corp.*	2,114
479	PolyOne Corp.	6,433
69	Quaker Chemical Corp.	2,843
98	Revett Minerals, Inc.*	451
28	RTI International Metals, Inc.*	631
280	Senomyx, Inc.*	960
816	Stillwater Mining Co.*	11,587
240	SunCoke Energy, Inc.*	3,439
61	TPC Group, Inc.*	2,119
4	United States Lime & Minerals, Inc.*	244
79	Vista Gold Corp.*	280
237	Worthington Industries, Inc.	3,998
155	Zep, Inc.	2,351
		179,433
	Telecommunication Services - 0.3%

440	8x8, Inc.*	1,888
164	AboveNet, Inc.*	11,408
65	Alaska Communications Systems Group, Inc.	208
15	Atlantic Tele-Network, Inc.	575
30	Boingo Wireless, Inc.*	287
198	Cbeyond, Inc.*	1,521
407	Cincinnati Bell, Inc.*	1,526

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
326	Cogent Communications Group, Inc.*	$6,005
148	Consolidated Communications Holdings, Inc.	2,807
9	Fairpoint Communications, Inc.*	34
293	General Communication, Inc., Class A*	3,103
95	HickoryTech Corp.	1,020
90	IDT Corp., Class B	814
199	inContact, Inc.*	1,061
36	Iridium Communications, Inc.*	275
90	Leap Wireless International, Inc.*	940
106	Lumos Networks Corp.	1,357
106	NTELOS Holdings Corp.	2,464
168	Shenandoah Telecommunications Co.	1,678
6	SureWest Communications	134
300	Towerstream Corp.*	852
418	Vonage Holdings Corp.*	999
		40,956
	Utilities - 0.0%‡

61	Atlantic Power Corp.	884
90	Genie Energy Ltd., Class B	863
14	Otter Tail Corp.	297
38	South Jersey Industries, Inc.	1,976
		4,020
	Total Common Stocks (Cost $3,816,386)	4,257,651

No. of Warrants
	Warrants - 0.0%
253	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 2.0%
	Federal Home Loan Bank
$281,606	0.00%, due 03/01/12	281,606
10,913	0.03%, due 03/01/12	10,913
	Total U.S. Government & Agency Securities (Cost $292,519)	292,519

	Repurchase Agreements (a)(b) - 44.8%
6,560,935	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $6,560,962	6,560,935
	Total Repurchase Agreements (Cost $6,560,935)	6,560,935

	Total Investment Securities (Cost $10,669,840) — 75.9%	11,111,105
	Other assets less liabilities — 24.1%	3,532,304
	Net Assets — 100.0%	$14,643,409

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $— or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $3,831,999.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,071
Aggregate gross unrealized depreciation	(160,079)
Net unrealized depreciation	$(66,008)
Federal income tax cost of investments	$11,177,113

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$588,594	$(8,245)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	1,600,229	(11,022)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	12,441,915	2,646,023

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	10,396,561	864,528

		$3,491,284

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 54.9%
	Chemicals - 32.9%

7,365	A. Schulman, Inc.	$190,312
49,724	Air Products & Chemicals, Inc.	4,487,094
16,338	Airgas, Inc.	1,345,108
22,229	Albemarle Corp.	1,478,673
17,775	Ashland, Inc.	1,129,779
15,054	Cabot Corp.	609,838
14,014	Calgon Carbon Corp.*	211,752
39,236	Celanese Corp.	1,866,456
17,794	CF Industries Holdings, Inc.	3,309,684
24,154	Chemtura Corp.*	374,870
12,413	Cytec Industries, Inc.	738,077
293,841	Dow Chemical Co. (The)	9,846,612
233,552	E.I. du Pont de Nemours & Co.	11,876,119
32,446	Eastman Chemical Co.	1,756,302
67,817	Ecolab, Inc.	4,069,020
17,643	FMC Corp.	1,746,128
12,372	H.B. Fuller Co.	372,768
48,257	Huntsman Corp.	659,191
20,101	International Flavors & Fragrances, Inc.	1,146,360
13,122	Intrepid Potash, Inc.*	331,855
85,000	LyondellBasell Industries N.V., Class A	3,670,300
4,427	Minerals Technologies, Inc.	285,851
76,615	Mosaic Co. (The)	4,424,516
2,354	NewMarket Corp.	429,440
17,867	Olin Corp.	375,743
8,098	OM Group, Inc.*	222,533
38,671	PPG Industries, Inc.	3,528,729
76,038	Praxair, Inc.	8,288,142
17,284	Rockwood Holdings, Inc.*	920,373
32,842	RPM International, Inc.	783,938
12,519	Sensient Technologies Corp.	463,078
25,846	Sigma-Aldrich Corp.	1,855,484
30,421	Solutia, Inc.	855,134
15,435	WR Grace & Co.*	879,178
		74,528,437
	Commercial Services & Supplies - 0.3%

26,768	Avery Dennison Corp.	816,424

	Electrical Equipment - 0.2%

10,120	Polypore International, Inc.*	416,134

	Metals & Mining - 16.6%

27,369	AK Steel Holding Corp.	216,762
266,151	Alcoa, Inc.	2,706,756
26,633	Allegheny Technologies, Inc.	1,168,390
20,481	Allied Nevada Gold Corp.*	704,751
11,039	Carpenter Technology Corp.	566,301
35,824	Cliffs Natural Resources, Inc.	2,274,108
22,452	Coeur d’Alene Mines Corp.*	638,535
28,938	Commercial Metals Co.	384,586
8,196	Compass Minerals International, Inc.	590,522
235,647	Freeport-McMoRan Copper & Gold, Inc.	10,029,136
69,929	Hecla Mining Co.	355,239
4,181	Kaiser Aluminum Corp.	202,110
15,343	Molycorp, Inc.*	378,972
121,082	Newmont Mining Corp.	7,192,271
71,357	Nucor Corp.	3,106,170
18,586	Reliance Steel & Aluminum Co.	998,440
13,610	Royal Gold, Inc.	945,214
7,516	RTI International Metals, Inc.*	169,411
43,054	Southern Copper Corp.	1,384,625
54,671	Steel Dynamics, Inc.	809,677
28,861	Stillwater Mining Co.*	409,826
21,054	Titanium Metals Corp.	308,652
35,899	United States Steel Corp.	977,171
15,633	Walter Energy, Inc.	1,013,487
13,441	Worthington Industries, Inc.	226,750
		37,757,862
	Oil, Gas & Consumable Fuels - 2.8%

56,316	Alpha Natural Resources, Inc.*	1,045,225
53,364	Arch Coal, Inc.	724,149
56,530	CONSOL Energy, Inc.	2,024,905
22,867	Patriot Coal Corp.*	165,328
67,779	Peabody Energy Corp.	2,364,132
		6,323,739
	Paper & Forest Products - 2.1%

18,492	AbitibiBowater, Inc.*	282,928
9,132	Domtar Corp.	875,485
101,190	International Paper Co.	3,556,828
		4,715,241
	Total Common Stocks (Cost $136,782,988)	124,557,837

Principal Amount
	U.S. Government & Agency Securities (a) - 1.5%
	Federal Home Loan Bank
$3,288,652	0.00%, due 03/01/12	3,288,652
127,447	0.03%, due 03/01/12	127,447
	Total U.S. Government & Agency Securities (Cost $3,416,099)	3,416,099

	Repurchase Agreements (a)(b) - 34.1%
77,280,985	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $77,281,303	77,280,985
	Total Repurchase Agreements (Cost $77,280,985)	77,280,985

	Total Investment Securities (Cost $217,480,072) — 90.5%	205,254,921
	Other assets less liabilities — 9.5%	21,513,014
	Net Assets — 100.0%	$226,767,935

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $55,070,403.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,713,716
Aggregate gross unrealized depreciation	(17,736,612)
Net unrealized depreciation	$(13,022,896)
Federal income tax cost of investments	$218,277,817

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$47,749,235	$11,716,081

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	21,627,522	(789,674)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	36,557,117	(1,037,356)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	20,877,358	(643,629)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	118,041,636	7,843,639

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	84,589,919	(3,199,794)

		$13,889,267

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 56.8%
	Biotechnology - 38.3%

3,903	Achillion Pharmaceuticals, Inc.*	$40,981
2,162	Acorda Therapeutics, Inc.*	56,558
2,340	Affymax, Inc.*	23,891
10,724	Alexion Pharmaceuticals, Inc.*	897,921
6,305	Alkermes plc*	111,031
2,932	Alnylam Pharmaceuticals, Inc.*	39,113
1,210	AMAG Pharmaceuticals, Inc.*	19,130
5,810	Amarin Corp. plc (ADR)*	45,027
15,287	Amgen, Inc.	1,038,752
3,828	Amylin Pharmaceuticals, Inc.*	65,421
2,024	Ardea Biosciences, Inc.*	43,152
6,405	Arena Pharmaceuticals, Inc.*	11,401
8,589	Ariad Pharmaceuticals, Inc.*	123,166
2,081	Arqule, Inc.*	14,775
3,190	Array Biopharma, Inc.*	8,964
5,358	Astex Pharmaceuticals, Inc.*	9,805
2,355	AVEO Pharmaceuticals, Inc.*	30,709
7,666	AVI BioPharma, Inc.*	7,973
2,442	BioCryst Pharmaceuticals, Inc.*	11,380
5,198	Biogen Idec, Inc.*	605,411
7,698	BioMarin Pharmaceutical, Inc.*	275,203
5,971	BioSante Pharmaceuticals, Inc.*	4,613
10,754	Celgene Corp.*	788,537
1,438	China Biologic Products, Inc.*	14,265
4,013	Cubist Pharmaceuticals, Inc.*	171,997
4,128	Curis, Inc.*	18,617
3,010	Cytori Therapeutics, Inc.*	9,782
8,247	Dendreon Corp.*	92,861
6,213	Dyax Corp.*	9,257
3,466	Enzon Pharmaceuticals, Inc.*	24,505
10,878	Exelixis, Inc.*	61,787
1,724	Genomic Health, Inc.*	50,306
9,174	Geron Corp.*	18,348
14,449	Gilead Sciences, Inc.*	657,429
9,032	Grifols S.A. (ADR)*	64,218
3,619	GTx, Inc.*	12,522
5,870	Halozyme Therapeutics, Inc.*	67,564
5,929	Human Genome Sciences, Inc.*	46,720
5,493	Idenix Pharmaceuticals, Inc.*	64,653
3,240	Immunogen, Inc.*	44,615
4,344	Immunomedics, Inc.*	15,465
8,034	Incyte Corp.*	136,257
5,572	InterMune, Inc.*	74,776
3,703	Ironwood Pharmaceuticals, Inc.*	49,583
5,375	Isis Pharmaceuticals, Inc.*	48,966
26,006	Lexicon Pharmaceuticals, Inc.*	44,210
1,213	Ligand Pharmaceuticals, Inc., Class B*	17,807
10,667	MannKind Corp.*	24,961
1,495	Maxygen, Inc.*	8,208
1,967	Medivation, Inc.*	128,858
5,138	Micromet, Inc.*	56,467
2,995	Momenta Pharmaceuticals, Inc.*	43,907
4,428	Myriad Genetics, Inc.*	107,158
1,969	Neurocrine Biosciences, Inc.*	15,496
6,507	Novavax, Inc.*	8,264
4,358	NPS Pharmaceuticals, Inc.*	29,722
2,310	Oncothyreon, Inc.*	18,942
4,853	Onyx Pharmaceuticals, Inc.*	185,967
1,919	Osiris Therapeutics, Inc.*	10,017
5,939	PDL BioPharma, Inc.	37,891
2,106	Progenics Pharmaceuticals, Inc.*	20,533
2,366	QLT, Inc.*	17,934
7,392	Regeneron Pharmaceuticals, Inc.*	774,608
4,258	Rigel Pharmaceuticals, Inc.*	42,580
2,868	Sangamo Biosciences, Inc.*	15,114
3,740	Savient Pharmaceuticals, Inc.*	7,517
2,949	Sciclone Pharmaceuticals, Inc.*	13,831
6,035	Seattle Genetics, Inc.*	111,406
3,071	SIGA Technologies, Inc.*	8,752
3,048	Sinovac Biotech Ltd.*	6,462
3,316	Spectrum Pharmaceuticals, Inc.*	47,054
3	StemCells, Inc.*	3
3,309	Synta Pharmaceuticals Corp.*	15,817
1,928	Targacept, Inc.*	13,149
5,029	Theravance, Inc.*	94,042
3,724	United Therapeutics Corp.*	177,747
1,561	Vanda Pharmaceuticals, Inc.*	7,243
11,067	Vertex Pharmaceuticals, Inc.*	430,728
4,876	Vical, Inc.*	15,603
		8,585,405
	Health Care Equipment & Supplies - 0.6%

1,773	Gen-Probe, Inc.*	121,061

	Life Sciences Tools & Services - 3.8%

3,510	Affymetrix, Inc.*	14,637
6,125	Illumina, Inc.*	313,906
4,286	Life Technologies Corp.*	202,770
2,376	Luminex Corp.*	53,389
3,033	Pacific Biosciences of California, Inc.*	12,647
7,803	QIAGEN N.V.*	119,230
6,596	Sequenom, Inc.*	28,495
1,354	Techne Corp.	96,933
		842,007
	Pharmaceuticals - 14.1%

5,667	Akorn, Inc.*	71,007
2,596	Auxilium Pharmaceuticals, Inc.*	51,297
6,701	AVANIR Pharmaceuticals, Inc., Class A*	18,495
4,685	Cadence Pharmaceuticals, Inc.*	17,569
3,680	Cardiome Pharma Corp.*	8,206
4,972	Columbia Laboratories, Inc.*	3,282
2,702	Depomed, Inc.*	16,996
4,759	Durect Corp.*	3,522
3,162	Endo Pharmaceuticals Holdings, Inc.*	117,215
1,844	Endocyte, Inc.*	6,546
736	Hi-Tech Pharmacal Co., Inc.*	29,381
4,201	Impax Laboratories, Inc.*	98,093
2,162	ISTA Pharmaceuticals, Inc.*	17,901
1,651	MAP Pharmaceuticals, Inc.*	26,499
2,175	Medicines Co. (The)*	46,610
16,584	Mylan, Inc.*	388,729
7,862	Nektar Therapeutics*	56,371
1,094	Obagi Medical Products, Inc.*	12,417
2,547	Optimer Pharmaceuticals, Inc.*	32,576
1,997	Pain Therapeutics, Inc.*	7,329
5,065	Perrigo Co.	521,999
3,914	Questcor Pharmaceuticals, Inc.*	152,255
1,488	Sagent Pharmaceuticals, Inc.*	32,275
3,616	Salix Pharmaceuticals Ltd.*	178,341
3,692	Santarus, Inc.*	16,688
2,533	Shire plc (ADR)	265,078
13,422	Teva Pharmaceutical Industries Ltd. (ADR)	601,440
3,804	ViroPharma, Inc.*	121,956
4,068	Vivus, Inc.*	91,530
8,699	Warner Chilcott plc, Class A*	145,534

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,011	XenoPort, Inc.*	$8,044
		3,165,181
	Total Common Stocks
	(Cost $12,554,514)	12,713,654

Principal Amount
	U.S. Government & Agency Securities (a) - 1.4%
	Federal Home Loan Bank
$294,039	0.00%, due 03/01/12	294,039
11,395	0.03%, due 03/01/12	11,395
	Total U.S. Government & Agency Securities (Cost $305,434)	305,434

	Repurchase Agreements (a)(b) - 33.6%
7,537,278	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $7,537,309	7,537,278
	Total Repurchase Agreements (Cost $7,537,278)	7,537,278

	Total Investment Securities (Cost $20,397,226) — 91.8%	20,556,366
	Other assets less liabilities — 8.2%	1,846,761
	Net Assets — 100.0%	$22,403,127

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $4,735,693.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,300,833
Aggregate gross unrealized depreciation	(1,160,777)
Net unrealized appreciation	$140,056
Federal income tax cost of investments	$20,416,310

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$12,154,524	$(279,294)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	3,469,345	(80,415)

Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	2,486,313	(13,590)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	2,160,037	664,478

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	4,145,555	123,820

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	7,734,975	(284,828)

		$130,171

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 55.4%
	Auto Components - 2.0%

519	BorgWarner, Inc.*	$42,994
295	Cooper Tire & Rubber Co.	4,897
693	Dana Holding Corp.*	11,088
676	Gentex Corp.	15,987
1,158	Goodyear Tire & Rubber Co. (The)*	14,892
3,221	Johnson Controls, Inc.	105,101
485	Lear Corp.	21,927
286	Tenneco, Inc.*	11,011
492	TRW Automotive Holdings Corp.*	22,504
244	Visteon Corp.*	13,108
		263,509
	Automobiles - 2.7%

17,660	Ford Motor Co.	218,631
2,736	General Motors Co.*	71,191
1,120	Harley-Davidson, Inc.	52,169
258	Tesla Motors, Inc.*	8,620
225	Thor Industries, Inc.	7,328
		357,939
	Beverages - 10.8%

728	Beam, Inc.	40,098
88	Brown-Forman Corp., Class A	6,993
420	Brown-Forman Corp., Class B	34,293
9,895	Coca-Cola Co. (The)	691,265
1,478	Coca-Cola Enterprises, Inc.	42,714
887	Constellation Brands, Inc., Class A*	19,372
1,016	Dr. Pepper Snapple Group, Inc.	38,659
735	Molson Coors Brewing Co., Class B	32,296
718	Monster Beverage Corp.*	41,062
7,407	PepsiCo, Inc.	466,197
		1,412,949
	Chemicals - 1.6%

2,534	Monsanto Co.	196,081
201	Scotts Miracle-Gro Co. (The), Class A	9,415
		205,496
	Commercial Services & Supplies - 0.1%

275	Herman Miller, Inc.	5,775
176	HNI Corp.	4,449
		10,224
	Distributors - 0.6%

737	Genuine Parts Co.	46,195
691	LKQ Corp.*	22,015
230	Pool Corp.	8,372
		76,582
	Food Products - 9.3%

2,888	Archer-Daniels-Midland Co.	90,106
697	Bunge Ltd.	46,922
940	Campbell Soup Co.	31,321
1,964	ConAgra Foods, Inc.	51,555
359	Corn Products International, Inc.	20,589
553	Darling International, Inc.*	8,842
870	Dean Foods Co.*	10,666
103	Diamond Foods, Inc.	2,464
651	Flowers Foods, Inc.	12,460
181	Fresh Del Monte Produce, Inc.	4,065
2,867	General Mills, Inc.	109,835
573	Green Mountain Coffee Roasters, Inc.*	37,228
1,525	H. J. Heinz Co.	80,383
173	Hain Celestial Group, Inc. (The)*	7,065
734	Hershey Co. (The)	44,554
684	Hormel Foods Corp.	19,474
542	J.M. Smucker Co. (The)	40,823
1,166	Kellogg Co.	61,040
7,758	Kraft Foods, Inc., Class A	295,347
94	Lancaster Colony Corp.	6,126
567	McCormick & Co., Inc. (Non-Voting)	28,605
969	Mead Johnson Nutrition Co.	75,340
128	Post Holdings, Inc.*	3,986
259	Ralcorp Holdings, Inc.*	19,321
2,772	Sara Lee Corp.	56,133
724	Smithfield Foods, Inc.*	16,963
133	Tootsie Roll Industries, Inc.	3,092
169	TreeHouse Foods, Inc.*	9,734
1,457	Tyson Foods, Inc., Class A	27,552
		1,221,591
	Household Durables - 1.9%

1,315	D.R. Horton, Inc.	18,857
332	Harman International Industries, Inc.	16,311
437	Jarden Corp.	15,413
677	Leggett & Platt, Inc.	15,321
737	Lennar Corp., Class A	17,231
174	MDC Holdings, Inc.	4,277
262	Mohawk Industries, Inc.*	16,640
1,390	Newell Rubbermaid, Inc.	25,437
24	NVR, Inc.*	16,608
1,599	PulteGroup, Inc.*	14,103
209	Ryland Group, Inc. (The)	3,789
312	Tempur-Pedic International, Inc.*	24,648
710	Toll Brothers, Inc.*	16,657
287	Tupperware Brands Corp.	17,992
360	Whirlpool Corp.	27,205
		250,489
	Household Products - 10.0%

677	Church & Dwight Co., Inc.	32,320
632	Clorox Co. (The)	42,729
2,121	Colgate-Palmolive Co.	197,635
329	Energizer Holdings, Inc.*	25,152
1,861	Kimberly-Clark Corp.	135,630
13,019	Procter & Gamble Co. (The)	879,043
72	WD-40 Co.	3,102
		1,315,611
	Leisure Equipment & Products - 0.8%

419	Brunswick Corp.	10,018
572	Hasbro, Inc.	20,203
1,604	Mattel, Inc.	52,034
307	Polaris Industries, Inc.	20,281
		102,536
	Machinery - 0.8%

237	Briggs & Stratton Corp.	4,015
89	Middleby Corp.*	8,699
276	Snap-on, Inc.	16,872
793	Stanley Black & Decker, Inc.	60,902
311	WABCO Holdings, Inc.*	18,501
		108,989
	Personal Products - 1.2%

2,041	Avon Products, Inc.	38,146
1,118	Estee Lauder Cos., Inc. (The), Class A	65,448
551	Herbalife Ltd.	36,482

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
278	Nu Skin Enterprises, Inc., Class A	$16,057
		156,133
	Software - 0.5%

2,006	Activision Blizzard, Inc.	23,971
1,584	Electronic Arts, Inc.*	25,867
411	Take-Two Interactive Software, Inc.*	6,350
572	TiVo, Inc.*	6,435
		62,623
	Textiles, Apparel & Luxury Goods - 4.3%

239	Carter’s, Inc.*	11,608
1,369	Coach, Inc.	102,456
424	Crocs, Inc.*	8,332
183	Deckers Outdoor Corp.*	13,681
253	Fossil, Inc.*	30,861
457	Hanesbrands, Inc.*	13,130
347	Iconix Brand Group, Inc.*	6,301
407	Jones Group, Inc. (The)	4,009
1,786	NIKE, Inc., Class B	192,745
292	PVH Corp.	24,823
292	Ralph Lauren Corp.	50,729
183	Skechers U.S.A., Inc., Class A*	2,337
185	Steven Madden Ltd.*	7,988
187	Under Armour, Inc., Class A*	16,688
411	VF Corp.	60,027
204	Warnaco Group, Inc. (The)*	11,977
229	Wolverine World Wide, Inc.	8,734
		566,426
	Tobacco - 8.8%

9,867	Altria Group, Inc.	296,997
640	Lorillard, Inc.	83,891
8,322	Philip Morris International, Inc.	695,054
1,602	Reynolds American, Inc.	67,172
111	Universal Corp.	5,099
		1,148,213
	Total Common Stocks (Cost $6,845,718)	7,259,310

Principal Amount
	U.S. Government & Agency Securities (a) - 0.4%
	Federal Home Loan Bank
$54,960	0.00%, due 03/01/12	54,960
2,130	0.03%, due 03/01/12	2,130
	Total U.S. Government & Agency Securities (Cost $57,090)	57,090

	Repurchase Agreements (a)(b) - 23.6%
3,087,543	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $3,087,556	3,087,543
	Total Repurchase Agreements (Cost $3,087,543)	3,087,543

	Total Investment Securities (Cost $9,990,351) — 79.4%	10,403,943
	Other assets less liabilities — 20.6%	2,694,785
	Net Assets — 100.0%	$13,098,728

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $4,494,852.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,826
Aggregate gross unrealized depreciation	(141,466)
Net unrealized appreciation	$165,360
Federal income tax cost of investments	$10,238,583

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$1,243,141	$582,015

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	317,870	7,355

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	1,392,773	32,019

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	10,820,034	1,731,059

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	1,185,753	58,743

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	3,996,753	80,782

		$2,491,973

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 41.5%
	Airlines - 0.6%

79	Alaska Air Group, Inc.*	$5,417
1,858	Delta Air Lines, Inc.*	18,227
547	JetBlue Airways Corp.*	2,789
114	SkyWest, Inc.	1,302
1,711	Southwest Airlines Co.	15,365
726	United Continental Holdings, Inc.*	14,992
354	US Airways Group, Inc.*	2,623
		60,715
	Commercial Services & Supplies - 0.1%

128	Copart, Inc.*	6,372
165	Rollins, Inc.	3,343
		9,715
	Diversified Consumer Services - 0.6%

256	Apollo Group, Inc., Class A*	10,916
135	Career Education Corp.*	1,164
129	DeVry, Inc.	4,583
671	H&R Block, Inc.	10,937
138	Hillenbrand, Inc.	3,170
59	ITT Educational Services, Inc.*	4,050
64	Matthews International Corp., Class A	1,985
127	Regis Corp.	2,199
501	Service Corp. International	5,681
148	Sotheby’s	5,822
26	Strayer Education, Inc.	2,675
66	Weight Watchers International, Inc.	5,147
		58,329
	Electronic Equipment, Instruments & Components - 0.0%†

117	Dolby Laboratories, Inc., Class A*	4,454

	Food & Staples Retailing - 6.8%

83	Casey’s General Stores, Inc.	4,252
952	Costco Wholesale Corp.	81,929
2,955	CVS Caremark Corp.	133,270
1,221	Kroger Co. (The)	29,048
1,330	Rite Aid Corp.*	2,048
94	Ruddick Corp.	3,850
747	Safeway, Inc.	16,023
466	SUPERVALU, Inc.	3,043
1,295	Sysco Corp.	38,099
107	United Natural Foods, Inc.*	4,871
1,929	Walgreen Co.	63,966
3,892	Wal-Mart Stores, Inc.	229,939
344	Whole Foods Market, Inc.	27,775
		638,113
	Health Care Providers & Services - 1.2%

592	AmerisourceBergen Corp.	22,111
757	Cardinal Health, Inc.	31,453
47	Chemed Corp.	2,906
541	McKesson Corp.	45,179
251	Omnicare, Inc.	8,830
189	VCA Antech, Inc.*	4,156
		114,635
	Hotels, Restaurants & Leisure - 7.3%

95	Bally Technologies, Inc.*	4,079
67	Bob Evans Farms, Inc.	2,466
177	Brinker International, Inc.	4,883
881	Carnival Corp.	26,685
43	CEC Entertainment, Inc.	1,641
118	Cheesecake Factory, Inc. (The)*	3,498
68	Chipotle Mexican Grill, Inc.*	26,535
71	Choice Hotels International, Inc.	2,667
50	Cracker Barrel Old Country Store, Inc.	2,784
290	Darden Restaurants, Inc.	14,787
122	Domino’s Pizza, Inc.*	4,692
92	Gaylord Entertainment Co.*	2,738
87	Hyatt Hotels Corp., Class A*	3,603
659	International Game Technology	9,898
60	International Speedway Corp., Class A	1,510
102	Jack in the Box, Inc.*	2,433
865	Las Vegas Sands Corp.*	48,103
88	Life Time Fitness, Inc.*	4,353
643	Marriott International, Inc., Class A	22,685
68	Marriott Vacations Worldwide Corp.*	1,695
2,267	McDonald’s Corp.	225,068
709	MGM Resorts International*	9,763
207	Orient-Express Hotels Ltd., Class A*	2,047
47	P.F. Chang’s China Bistro, Inc.	1,801
62	Panera Bread Co., Class A*	9,584
42	Papa John’s International, Inc.*	1,561
149	Penn National Gaming, Inc.*	6,340
136	Pinnacle Entertainment, Inc.*	1,497
301	Royal Caribbean Cruises Ltd.	8,575
135	Scientific Games Corp., Class A*	1,419
120	Six Flags Entertainment Corp.	5,431
1,634	Starbucks Corp.	79,347
429	Starwood Hotels & Resorts Worldwide, Inc.	23,123
80	Vail Resorts, Inc.	3,368
684	Wendy’s Co. (The)	3,468
122	WMS Industries, Inc.*	2,688
338	Wyndham Worldwide Corp.	14,869
195	Wynn Resorts Ltd.	23,115
1,027	Yum! Brands, Inc.	68,028
		682,827
	Internet & Catalog Retail - 2.8%

774	Amazon.com, Inc.*	139,080
220	Expedia, Inc.	7,491
91	HSN, Inc.	3,381
1,259	Liberty Interactive Corp., Class A*	23,619
115	Netflix, Inc.*	12,734
109	priceline.com, Inc.*	68,345
66	Shutterfly, Inc.*	1,806
220	TripAdvisor, Inc.*	7,091
		263,547
	Internet Software & Services - 1.0%

2,434	eBay, Inc.*	86,991
52	OpenTable, Inc.*	2,522
174	ValueClick, Inc.*	3,619
130	WebMD Health Corp.*	3,231
		96,363
	IT Services - 0.0%‡

179	Acxiom Corp.*	2,513

	Media - 10.5%

109	AMC Networks, Inc., Class A*	4,947
60	Arbitron, Inc.	2,006
507	Cablevision Systems Corp., Class A	7,215
1,373	CBS Corp. (Non-Voting), Class B	41,053
83	Charter Communications, Inc., Class A*	5,263

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
216	Cinemark Holdings, Inc.	$4,519
4,592	Comcast Corp., Class A	134,913
1,429	Comcast Corp., Special, Class A	40,855
118	CTC Media, Inc.	1,291
1,622	DIRECTV, Class A*	75,131
309	Discovery Communications, Inc., Class A*	14,415
256	Discovery Communications, Inc., Class C*	11,126
456	DISH Network Corp., Class A	13,301
150	DreamWorks Animation SKG, Inc., Class A*	2,589
528	Gannett Co., Inc.	7,835
1,013	Interpublic Group of Cos., Inc. (The)	11,872
112	John Wiley & Sons, Inc., Class A	5,085
128	Lamar Advertising Co., Class A*	4,186
313	Liberty Global, Inc., Class A*	15,706
274	Liberty Global, Inc., Class C*	13,138
258	Liberty Media Corp. - Liberty Capital, Class A*	23,192
347	Live Nation Entertainment, Inc.*	3,234
136	Madison Square Garden Co. (The), Class A*	4,332
645	McGraw-Hill Cos., Inc. (The)	30,018
80	Meredith Corp.	2,632
56	Morningstar, Inc.	3,353
283	New York Times Co. (The), Class A*	1,865
3,988	News Corp., Class A	79,242
956	News Corp., Class B	19,397
606	Omnicom Group, Inc.	29,961
174	Regal Entertainment Group, Class A	2,405
53	Scholastic Corp.	1,620
193	Scripps Networks Interactive, Inc., Class A	8,724
701	Time Warner Cable, Inc.	55,617
2,200	Time Warner, Inc.	81,862
104	Valassis Communications, Inc.*	2,598
1,150	Viacom, Inc., Class B	54,763
3,788	Walt Disney Co. (The)	159,058
11	Washington Post Co. (The), Class B	4,333
		984,652
	Multiline Retail - 2.6%

144	Big Lots, Inc.*	6,314
77	Dillard’s, Inc., Class A	4,708
269	Dollar General Corp.*	11,314
268	Dollar Tree, Inc.*	23,721
243	Family Dollar Stores, Inc.	13,120
328	J.C. Penney Co., Inc.	12,989
558	Kohl’s Corp.	27,721
936	Macy’s, Inc.	35,540
363	Nordstrom, Inc.	19,464
246	Saks, Inc.*	2,866
101	Sears Holdings Corp.*	7,036
1,344	Target Corp.	76,191
		240,984
	Professional Services - 0.3%

108	Dun & Bradstreet Corp. (The)	8,926
105	IHS, Inc., Class A*	9,930
157	Nielsen Holdings N.V.*	4,630
		23,486
	Road & Rail - 0.1%

231	Avis Budget Group, Inc.*	2,980
520	Hertz Global Holdings, Inc.*	7,436
		10,416
	Software - 0.1%

91	Factset Research Systems, Inc.	7,953

	Specialty Retail - 7.5%

156	Aaron’s, Inc.	4,359
194	Abercrombie & Fitch Co., Class A	8,883
162	Advance Auto Parts, Inc.	13,830
177	Aeropostale, Inc.*	3,181
430	American Eagle Outfitters, Inc.	6,252
114	Ann, Inc.*	2,723
140	Ascena Retail Group, Inc.*	5,404
77	AutoNation, Inc.*	2,624
66	AutoZone, Inc.*	24,716
538	Bed Bath & Beyond, Inc.*	32,140
649	Best Buy Co., Inc.	16,030
60	Buckle, Inc. (The)	2,695
496	CarMax, Inc.*	15,222
61	Cato Corp. (The), Class A	1,654
378	Chico’s FAS, Inc.	5,674
55	Children’s Place Retail Stores, Inc. (The)*	2,791
135	Collective Brands, Inc.*	2,433
210	Dick’s Sporting Goods, Inc.	9,400
340	Foot Locker, Inc.	9,918
306	GameStop Corp., Class A	6,971
561	Gap, Inc. (The)	13,105
52	Genesco, Inc.*	3,543
50	Group 1 Automotive, Inc.	2,579
141	Guess?, Inc.	4,886
3,388	Home Depot, Inc. (The)	161,167
560	Limited Brands, Inc.	26,057
2,770	Lowe’s Cos., Inc.	78,613
113	Men’s Wearhouse, Inc. (The)	4,376
610	Office Depot, Inc.*	2,013
282	O’Reilly Automotive, Inc.*	24,393
249	PetSmart, Inc.	13,879
241	Pier 1 Imports, Inc.*	4,138
219	RadioShack Corp.	1,553
129	Rent-A-Center, Inc.	4,569
516	Ross Stores, Inc.	27,518
310	Sally Beauty Holdings, Inc.*	7,378
191	Signet Jewelers Ltd.	8,958
1,567	Staples, Inc.	22,972
281	Tiffany & Co.	18,268
1,658	TJX Cos., Inc.	60,699
157	Tractor Supply Co.	13,419
108	Ulta Salon Cosmetics & Fragrance, Inc.*	8,990
267	Urban Outfitters, Inc.*	7,580
207	Williams-Sonoma, Inc.	7,990
		705,543
	Total Common Stocks (Cost $3,655,651)	3,904,245

Principal Amount
	U.S. Government & Agency Securities (a) - 0.5%
	Federal Home Loan Bank
$46,041	0.00%, due 03/01/12	46,041
1,784	0.03%, due 03/01/12	1,784
	Total U.S. Government & Agency Securities (Cost $47,825)	47,825

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 29.2%
$2,749,640	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,749,652	$2,749,640
	Total Repurchase Agreements (Cost $2,749,640)	2,749,640

	Total Investment Securities (Cost $6,453,116) — 71.2%	6,701,710
	Other assets less liabilities — 28.8%	2,715,485
	Net Assets — 100.0%	$9,417,195

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $2,356,213.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$270,853
Aggregate gross unrealized depreciation	(22,292)
Net unrealized appreciation	$248,561
Federal income tax cost of investments	$6,453,149

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$2,273,158	$470,870

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	96,136	3,958

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	1,496,178	(3,852)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	8,013,700	1,707,071

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	887,965	62,431

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,174,678	74,178

		$2,314,656

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 63.5%
	Capital Markets - 7.5%

12,927	Affiliated Managers Group, Inc.*	$1,375,304
56,172	Ameriprise Financial, Inc.	3,132,151
307,965	Bank of New York Mellon Corp. (The)	6,809,106
25,200	BlackRock, Inc.	5,014,800
255,625	Charles Schwab Corp. (The)	3,548,075
64,565	E*Trade Financial Corp.*	621,761
29,307	Eaton Vance Corp.	844,335
25,894	Federated Investors, Inc., Class B	530,568
37,023	Franklin Resources, Inc.	4,364,641
105,864	Goldman Sachs Group, Inc. (The)	12,189,181
7,232	Greenhill & Co., Inc.	317,919
111,928	Invesco Ltd.	2,772,457
46,215	Janus Capital Group, Inc.	407,616
35,698	Jefferies Group, Inc.	596,871
24,618	Knight Capital Group, Inc., Class A*	326,188
34,010	Legg Mason, Inc.	931,534
330,261	Morgan Stanley	6,123,039
53,940	Northern Trust Corp.	2,395,475
25,231	Raymond James Financial, Inc.	892,420
37,009	SEI Investments Co.	730,928
122,131	State Street Corp.	5,157,592
13,371	Stifel Financial Corp.*	501,814
62,721	T. Rowe Price Group, Inc.	3,862,986
56,500	TD Ameritrade Holding Corp.	1,054,855
21,366	Waddell & Reed Financial, Inc., Class A	674,311
		65,175,927
	Commercial Banks - 11.7%

42,928	Associated Banc-Corp	568,367
19,360	BancorpSouth, Inc.	229,222
11,698	Bank of Hawaii Corp.	538,108
171,675	BB&T Corp.	5,021,494
6,591	BOK Financial Corp.	353,805
68,209	CapitalSource, Inc.	460,411
19,490	Cathay General Bancorp	318,467
49,650	CIT Group, Inc.*	2,021,251
12,147	City National Corp./CA	570,909
49,786	Comerica, Inc.	1,478,146
20,240	Commerce Bancshares, Inc./MO	781,466
14,364	Cullen/Frost Bankers, Inc.	811,279
36,729	East West Bancorp, Inc.	812,445
227,599	Fifth Third Bancorp	3,097,622
7,805	First Financial Bankshares, Inc.	267,399
64,873	First Horizon National Corp.	609,806
18,384	First Midwest Bancorp, Inc./IL	212,519
73,212	First Niagara Financial Group, Inc.	699,907
19,409	First Republic Bank/CA*	582,076
27,117	FirstMerit Corp.	435,228
34,515	FNB Corp./PA	406,932
49,598	Fulton Financial Corp.	486,060
17,855	Glacier Bancorp, Inc.	246,399
19,337	Hancock Holding Co.	656,491
213,773	Huntington Bancshares, Inc./OH	1,249,503
7,287	Iberiabank Corp.	386,502
14,250	International Bancshares Corp.	270,465
236,076	KeyCorp	1,912,216
31,179	M&T Bank Corp.	2,544,830
13,522	MB Financial, Inc.	269,088
31,618	National Penn Bancshares, Inc.	276,657
23,520	Old National Bancorp/IN	284,122
7,766	PacWest Bancorp	169,066
3,303	Park National Corp.	227,378
130,600	PNC Financial Services Group, Inc.	7,773,312
253,901	Popular, Inc.*	482,412
16,134	PrivateBancorp, Inc.	233,943
11,612	Prosperity Bancshares, Inc.	507,909
311,809	Regions Financial Corp.	1,796,020
11,466	Signature Bank/NY*	680,622
132,991	SunTrust Banks, Inc.	3,053,473
45,843	Susquehanna Bancshares, Inc.	424,965
10,728	SVB Financial Group*	635,956
181,275	Synovus Financial Corp.	384,303
37,449	TCF Financial Corp.	403,700
14,150	Trustmark Corp.	333,657
474,675	U.S. Bancorp	13,955,445
8,642	UMB Financial Corp.	359,939
28,446	Umpqua Holdings Corp.	350,455
12,461	United Bankshares, Inc./WV	364,858
46,339	Valley National Bancorp	579,701
18,374	Webster Financial Corp.	402,023
1,237,151	Wells Fargo & Co.	38,710,455
7,085	Westamerica Bancorp.	335,546
8,822	Wintrust Financial Corp.	297,390
45,379	Zions Bancorp.	862,201
		102,183,921
	Consumer Finance - 3.0%

255,570	American Express Co.	13,517,097
113,305	Capital One Financial Corp.	5,733,233
7,331	Cash America International, Inc.	340,012
135,005	Discover Financial Services	4,051,500
10,860	EZCORP, Inc., Class A*	342,090
126,300	SLM Corp.	1,990,488
		25,974,420
	Diversified Financial Services - 10.8%

2,503,789	Bank of America Corp.	19,955,198
22,380	CBOE Holdings, Inc.	617,017
719,467	Citigroup, Inc.	23,972,640
15,856	CME Group, Inc.	4,590,153
18,038	IntercontinentalExchange, Inc.*	2,488,522
943,352	JPMorgan Chase & Co.	37,017,133
47,274	Moody’s Corp.	1,825,249
29,807	MSCI, Inc., Class A*	1,054,572
34,562	NASDAQ OMX Group, Inc. (The)*	910,363
65,045	NYSE Euronext	1,936,390
		94,367,237
	Insurance - 13.6%

84,078	ACE Ltd.	6,029,233
116,997	Aflac, Inc.	5,528,108
2,048	Alleghany Corp.*	664,863
9,440	Allied World Assurance Co. Holdings AG	622,757
118,029	Allstate Corp. (The)	3,709,651
21,568	American Financial Group, Inc./OH	807,722
107,894	American International Group, Inc.*	3,152,663
3,557	American National Insurance Co.	256,460
81,110	Aon Corp.	3,796,759
32,900	Arch Capital Group Ltd.*	1,218,945
7,708	Argo Group International Holdings Ltd.	230,084
27,847	Arthur J. Gallagher & Co.	950,140
17,575	Aspen Insurance Holdings Ltd.	466,265

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
23,451	Assurant, Inc.	$995,964
41,847	Assured Guaranty Ltd.	703,030
32,135	Axis Capital Holdings Ltd.	991,365
239,002	Berkshire Hathaway, Inc., Class B*	18,749,707
28,852	Brown & Brown, Inc.	681,773
69,033	Chubb Corp. (The)	4,691,483
37,709	Cincinnati Financial Corp.	1,326,226
54,351	CNO Financial Group, Inc.*	403,284
12,229	Delphi Financial Group, Inc., Class A	544,924
10,061	Endurance Specialty Holdings Ltd.	386,946
6,832	Erie Indemnity Co., Class A	519,984
11,071	Everest Re Group Ltd.	972,587
54,416	Fidelity National Financial, Inc., Class A	939,220
26,157	First American Financial Corp.	402,818
121,289	Genworth Financial, Inc., Class A*	1,102,517
11,282	Hanover Insurance Group, Inc. (The)	460,531
110,255	Hartford Financial Services Group, Inc.	2,283,381
27,312	HCC Insurance Holdings, Inc.	834,109
9,913	Horace Mann Educators Corp.	171,792
10,981	Kemper Corp.	314,276
76,551	Lincoln National Corp.	1,901,527
85,656	Loews Corp.	3,352,576
2,410	Markel Corp.*	983,160
134,476	Marsh & McLennan Cos., Inc.	4,195,651
38,007	MBIA, Inc.*	409,715
6,539	Mercury General Corp.	280,392
204,324	MetLife, Inc.	7,876,690
15,294	Montpelier Re Holdings Ltd.	263,822
60,505	Old Republic International Corp.	657,084
16,764	PartnerRe Ltd.	1,063,508
9,247	Platinum Underwriters Holdings Ltd.	328,823
73,262	Principal Financial Group, Inc.	2,026,427
7,243	ProAssurance Corp.	635,646
149,193	Progressive Corp. (The)	3,195,714
21,027	Protective Life Corp.	583,920
119,999	Prudential Financial, Inc.	7,339,139
18,320	Reinsurance Group of America, Inc.	1,056,514
12,846	RenaissanceRe Holdings Ltd.	924,398
4,355	RLI Corp.	305,111
13,413	Selective Insurance Group, Inc.	230,435
11,061	StanCorp Financial Group, Inc.	439,785
26,086	Torchmark Corp.	1,263,606
9,237	Tower Group, Inc.	212,913
15,509	Transatlantic Holdings, Inc.	939,845
102,475	Travelers Cos., Inc. (The)	5,940,476
72,587	Unum Group	1,673,130
17,570	Validus Holdings Ltd.	535,709
27,910	W. R. Berkley Corp.	997,783
1,550	White Mountains Insurance Group Ltd.	769,141
42,548	Willis Group Holdings plc	1,526,622
79,573	XL Group plc	1,655,118
		118,473,947
	IT Services - 3.3%

26,267	Mastercard, Inc., Class A	11,032,140
129,905	Visa, Inc., Class A	15,117,045
153,710	Western Union Co. (The)	2,685,314
		28,834,499
	Professional Services - 0.1%

30,063	Equifax, Inc.	1,263,849

	Real Estate Investment Trusts - 12.4%

15,375	Alexandria Real Estate Equities, Inc.	1,102,234
17,264	American Campus Communities, Inc.	710,414
54,771	American Capital Agency Corp.	1,682,017
97,574	American Tower Corp.	6,106,181
240,591	Annaly Capital Management, Inc.	3,998,622
29,993	Apartment Investment & Management Co., Class A	745,026
23,348	AvalonBay Communities, Inc.	3,027,535
38,080	BioMed Realty Trust, Inc.	701,434
36,144	Boston Properties, Inc.	3,670,423
33,383	Brandywine Realty Trust	360,870
18,553	BRE Properties, Inc.	898,522
17,669	Camden Property Trust	1,095,478
34,943	CBL & Associates Properties, Inc.	616,045
255,001	Chimera Investment Corp.	782,853
21,652	Colonial Properties Trust	444,299
20,764	CommonWealth REIT	386,210
17,854	Corporate Office Properties Trust	437,780
60,991	DCT Industrial Trust, Inc.	345,209
56,309	DDR Corp.	795,646
41,775	DiamondRock Hospitality Co.	416,079
26,061	Digital Realty Trust, Inc.	1,889,422
31,691	Douglas Emmett, Inc.	667,729
62,595	Duke Realty Corp.	868,819
15,500	DuPont Fabros Technology, Inc.	354,950
6,691	EastGroup Properties, Inc.	322,439
11,538	Entertainment Properties Trust	524,979
9,668	Equity Lifestyle Properties, Inc.	643,019
73,117	Equity Residential	4,159,626
8,397	Essex Property Trust, Inc.	1,175,496
23,405	Extra Space Storage, Inc.	617,190
15,442	Federal Realty Investment Trust	1,472,395
18,271	Franklin Street Properties Corp.	188,374
95,511	General Growth Properties, Inc.	1,553,964
18,665	Hatteras Financial Corp.	531,579
100,801	HCP, Inc.	3,981,640
47,114	Health Care REIT, Inc.	2,564,886
19,322	Healthcare Realty Trust, Inc.	399,386
17,972	Highwoods Properties, Inc.	575,104
11,983	Home Properties, Inc.	690,580
30,630	Hospitality Properties Trust	757,480
175,309	Host Hotels & Resorts, Inc.	2,766,376
28,645	Invesco Mortgage Capital, Inc.	490,689
16,867	Kilroy Realty Corp.	739,449
100,915	Kimco Realty Corp.	1,854,818
21,120	LaSalle Hotel Properties	563,482
34,493	Lexington Realty Trust	298,364
28,439	Liberty Property Trust	964,651
32,746	Macerich Co. (The)	1,767,957
21,585	Mack-Cali Realty Corp.	617,331
88,420	MFA Financial, Inc.	645,466
9,222	Mid-America Apartment Communities, Inc.	575,176
23,799	National Retail Properties, Inc.	634,243
25,599	Omega Healthcare Investors, Inc.	521,452

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
42,868	Piedmont Office Realty Trust, Inc., Class A	$755,334
40,418	Plum Creek Timber Co., Inc.	1,582,769
12,530	Post Properties, Inc.	547,185
9,920	Potlatch Corp.	305,734
113,954	ProLogis, Inc.	3,835,692
35,012	Public Storage	4,694,059
30,199	Rayonier, Inc.	1,344,459
33,071	Realty Income Corp.	1,219,989
17,544	Redwood Trust, Inc.	202,984
22,321	Regency Centers Corp.	955,116
3,581	Rouse Properties, Inc.*	52,390
40,382	Senior Housing Properties Trust	864,175
72,696	Simon Property Group, Inc.	9,848,854
21,218	SL Green Realty Corp.	1,613,629
23,246	Starwood Property Trust, Inc.	458,876
29,223	Sunstone Hotel Investors, Inc.*	262,423
21,330	Tanger Factory Outlet Centers	624,542
14,376	Taubman Centers, Inc.	992,950
54,390	UDR, Inc.	1,360,838
71,466	Ventas, Inc.	3,996,379
45,741	Vornado Realty Trust	3,738,412
16,362	Washington Real Estate Investment Trust	484,642
30,002	Weingarten Realty Investors	747,050
132,547	Weyerhaeuser Co.	2,768,907
		107,958,776
	Real Estate Management & Development - 0.5%

64,317	Brookfield Office Properties, Inc.	1,122,332
72,998	CBRE Group, Inc., Class A*	1,338,053
33,201	Forest City Enterprises, Inc., Class A*	485,398
6,278	Howard Hughes Corp. (The)*	348,743
10,787	Jones Lang LaSalle, Inc.	878,170
22,773	St. Joe Co. (The)*	366,873
		4,539,569
	Thrifts & Mortgage Finance - 0.6%

22,243	Astoria Financial Corp.	195,293
41,649	Capitol Federal Financial, Inc.	486,877
121,112	Hudson City Bancorp, Inc.	829,617
108,106	New York Community Bancorp, Inc.	1,406,459
89,534	People’s United Financial, Inc.	1,127,233
14,055	Provident Financial Services, Inc.	193,116
23,080	TFS Financial Corp.*	215,798
27,379	Washington Federal, Inc.	443,540
		4,897,933
	Total Common Stocks (Cost $546,285,119)	553,670,078

No. of Rights
Rights - 0.0%
3,635	Rouse Properties, Inc., expiring 03/16/12 at $15.00*^	—
	Total Rights (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 9.8%
	Federal Home Loan Bank
$9,171,557	0.00%, due 03/01/12	9,171,557
355,431	0.03%, due 03/01/12	355,431
	U.S. Treasury Bills
48,800,000	0.00%, due 03/01/12	48,800,000
27,000,000	0.00%, due 05/24/12	26,994,362
	Total U.S. Government & Agency Securities (Cost $85,321,350)	85,321,350

	Repurchase Agreements (a)(b) - 21.7%
188,613,244	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $188,614,021	188,613,244
	Total Repurchase Agreements (Cost $188,613,244)	188,613,244

	Total Investment Securities (Cost $820,219,713) — 95.0%	827,604,672
	Other assets less liabilities — 5.0%	43,656,970
	Net Assets — 100.0%	$871,261,642

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $296,768,650.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,016,774
Aggregate gross unrealized depreciation	(113,685,112)
Net unrealized appreciation	$331,662
Federal income tax cost of investments	$827,273,010

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$138,106,040	$808,624

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	83,925,734	481,396

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	105,445,510	482,164

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	117,911,450	472,177

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	404,904,190	2,259,444

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	166,237,046	14,513,812

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	173,787,943	939,209

		$19,956,826

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 71.2%
	Biotechnology - 10.2%

742	Acorda Therapeutics, Inc.*	$19,411
3,469	Alexion Pharmaceuticals, Inc.*	290,459
1,827	Alkermes plc*	32,173
16,479	Amgen, Inc.	1,119,748
2,491	Amylin Pharmaceuticals, Inc.*	42,571
4,548	Biogen Idec, Inc.*	529,706
2,147	BioMarin Pharmaceutical, Inc.*	76,755
8,625	Celgene Corp.*	632,428
1,204	Cepheid, Inc.*	48,630
1,149	Cubist Pharmaceuticals, Inc.*	49,246
2,798	Dendreon Corp.*	31,506
14,121	Gilead Sciences, Inc.*	642,506
3,735	Human Genome Sciences, Inc.*	29,432
1,851	Incyte Corp.*	31,393
1,232	InterMune, Inc.*	16,533
1,773	Isis Pharmaceuticals, Inc.*	16,152
656	Medivation, Inc.*	42,975
1,612	Myriad Genetics, Inc.*	39,010
1,195	Onyx Pharmaceuticals, Inc.*	45,792
2,626	PDL BioPharma, Inc.	16,754
1,373	Regeneron Pharmaceuticals, Inc.*	143,877
1,898	Seattle Genetics, Inc.*	35,037
1,466	Theravance, Inc.*	27,414
962	United Therapeutics Corp.*	45,916
3,912	Vertex Pharmaceuticals, Inc.*	152,255
		4,157,679
	Health Care Equipment & Supplies - 12.2%

1,616	Alere, Inc.*	41,095
10,787	Baxter International, Inc.	627,048
3,866	Becton, Dickinson and Co.	294,666
27,852	Boston Scientific Corp.*	173,239
1,625	C.R. Bard, Inc.	152,132
4,204	CareFusion Corp.*	108,505
882	Cooper Cos., Inc. (The)	70,101
9,283	Covidien plc	485,037
2,657	DENTSPLY International, Inc.	102,773
2,158	Edwards Lifesciences Corp.*	157,815
906	Gen-Probe, Inc.*	61,862
484	Haemonetics Corp.*	32,442
1,176	Hill-Rom Holdings, Inc.	39,949
4,928	Hologic, Inc.*	102,157
1,056	IDEXX Laboratories, Inc.*	90,552
740	Intuitive Surgical, Inc.*	378,599
580	Invacare Corp.	9,576
1,027	Masimo Corp.*	22,389
19,946	Medtronic, Inc.	760,342
746	NuVasive, Inc.*	11,705
2,765	ResMed, Inc.*	81,014
1,048	Sirona Dental Systems, Inc.*	52,295
6,135	St. Jude Medical, Inc.	258,406
1,015	STERIS Corp.	31,851
5,520	Stryker Corp.	296,093
765	Teleflex, Inc.	45,342
1,123	Thoratec Corp.*	38,743
2,203	Varian Medical Systems, Inc.*	143,746
987	Volcano Corp.*	27,666
633	West Pharmaceutical Services, Inc.	26,333
3,616	Zimmer Holdings, Inc.*	219,672
		4,943,145
	Health Care Providers & Services - 12.4%

6,811	Aetna, Inc.	318,482
899	AMERIGROUP Corp.*	61,069
1,903	Brookdale Senior Living, Inc.*	35,472
813	Catalyst Health Solutions, Inc.*	50,422
939	Centene Corp.*	45,823
5,367	Cigna Corp.	236,738
1,721	Community Health Systems, Inc.*	43,438
2,785	Coventry Health Care, Inc.*	91,042
1,756	DaVita, Inc.*	151,982
8,512	Express Scripts, Inc.*	453,945
3,119	HCA Holdings, Inc.	83,184
4,777	Health Management Associates, Inc., Class A*	35,254
1,675	Health Net, Inc.*	63,215
1,791	HealthSouth Corp.*	36,465
1,699	Henry Schein, Inc.*	125,760
1,593	HMS Holdings Corp.*	51,326
3,074	Humana, Inc.	267,745
1,906	Laboratory Corp. of America Holdings*	171,330
905	LifePoint Hospitals, Inc.*	35,268
1,665	Lincare Holdings, Inc.	44,722
535	Magellan Health Services, Inc.*	25,284
7,248	Medco Health Solutions, Inc.*	489,892
917	MEDNAX, Inc.*	68,216
1,198	Owens & Minor, Inc.	35,892
1,836	Patterson Cos., Inc.	58,605
1,002	PSS World Medical, Inc.*	24,279
2,953	Quest Diagnostics, Inc.	171,422
8,166	Tenet Healthcare Corp.*	46,138
20,231	UnitedHealth Group, Inc.	1,127,878
1,687	Universal Health Services, Inc., Class B	75,257
803	WellCare Health Plans, Inc.*	54,492
6,540	WellPoint, Inc.	429,220
		5,009,257
	Life Sciences Tools & Services - 2.6%

365	Bio-Rad Laboratories, Inc., Class A*	37,201
971	Charles River Laboratories International, Inc.*	34,111
1,136	Covance, Inc.*	54,221
2,337	Illumina, Inc.*	119,771
3,385	Life Technologies Corp.*	160,144
1,107	PAREXEL International Corp.*	27,100
655	Techne Corp.	46,892
7,205	Thermo Fisher Scientific, Inc.*	407,947
1,717	Waters Corp.*	153,843
		1,041,230
	Pharmaceuticals - 33.8%

29,263	Abbott Laboratories	1,656,578
5,781	Allergan, Inc.	517,920
901	Auxilium Pharmaceuticals, Inc.*	17,804
32,296	Bristol-Myers Squibb Co.	1,038,962
18,458	Eli Lilly & Co.	724,292
2,191	Endo Pharmaceuticals Holdings, Inc.*	81,220
4,800	Forest Laboratories, Inc.*	156,096
3,099	Hospira, Inc.*	110,386
1,236	Impax Laboratories, Inc.*	28,861
51,421	Johnson & Johnson	3,346,479
1,191	Medicis Pharmaceutical Corp., Class A	41,614
57,783	Merck & Co., Inc.	2,205,577
8,014	Mylan, Inc.*	187,848
2,151	Nektar Therapeutics*	15,423
680	Par Pharmaceutical Cos., Inc.*	25,235
1,589	Perrigo Co.	163,762
144,513	Pfizer, Inc.	3,049,224

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,096	Questcor Pharmaceuticals, Inc.*	$42,634
1,000	Salix Pharmaceuticals Ltd.*	49,320
1,326	ViroPharma, Inc.*	42,512
3,289	Warner Chilcott plc, Class A*	55,025
2,391	Watson Pharmaceuticals, Inc.*	139,443
		13,696,215
	Total Common Stocks (Cost $24,591,337)	28,847,526

Principal Amount
	U.S. Government & Agency Securities (a) - 0.4%
	Federal Home Loan Bank
$141,605	0.00%, due 03/01/12	141,605
5,488	0.03%, due 03/01/12	5,488
	Total U.S. Government & Agency Securities (Cost $147,093)	147,093

	Repurchase Agreements (a)(b) - 10.3%
4,192,655	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $4,192,672	4,192,655
	Total Repurchase Agreements (Cost $4,192,655)	4,192,655

	Total Investment Securities (Cost $28,931,085) — 81.9%	33,187,274
	Other assets less liabilities — 18.1%	7,340,764
	Net Assets — 100.0%	$40,528,038

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $5,390,665.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,281,822
Aggregate gross unrealized depreciation	(1,069,827)
Net unrealized appreciation	$4,211,995
Federal income tax cost of investments	$28,975,279

Swap Agreements

Ultra Health Care had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$23,126,890	$4,360,114

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	2,466,918	7,734

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	994,182	(5,856)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	1,802,687	7,046

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	15,311,384	587,347

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	8,541,826	21,330

		$4,977,715

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 59.8%
	Aerospace & Defense - 10.9%

353	AAR Corp.	$7,784
290	Alliant Techsystems, Inc.	17,400
840	BE Aerospace, Inc.*	38,506
5,781	Boeing Co. (The)	433,286
201	Ceradyne, Inc.*	6,213
407	Curtiss-Wright Corp.	15,120
265	Esterline Technologies Corp.*	17,212
1,619	Exelis, Inc.	17,016
2,600	General Dynamics Corp.	190,398
1,089	Goodrich Corp.	137,181
859	Hexcel Corp.*	21,707
6,233	Honeywell International, Inc.	371,300
399	Huntington Ingalls Industries, Inc.*	14,316
927	L-3 Communications Holdings, Inc.	65,122
2,250	Lockheed Martin Corp.	198,922
366	Moog, Inc., Class A*	16,071
2,126	Northrop Grumman Corp.	127,156
510	Orbital Sciences Corp.*	7,165
1,257	Precision Castparts Corp.	210,459
3,023	Raytheon Co.	152,722
1,355	Rockwell Collins, Inc.	80,338
1,027	Spirit Aerosystems Holdings, Inc., Class A*	24,607
320	Teledyne Technologies, Inc.*	19,072
2,412	Textron, Inc.	66,354
397	TransDigm Group, Inc.*	47,160
338	Triumph Group, Inc.	21,564
6,906	United Technologies Corp.	579,206
		2,903,357
	Air Freight & Logistics - 3.5%

1,434	C.H. Robinson Worldwide, Inc.	94,888
1,862	Expeditors International of Washington, Inc.	81,239
2,568	FedEx Corp.	231,094
256	Forward Air Corp.	8,620
325	HUB Group, Inc., Class A*	11,580
6,434	United Parcel Service, Inc., Class B	494,710
888	UTi Worldwide, Inc.	14,332
		936,463
	Building Products - 0.6%

341	A. O. Smith Corp.	15,400
1,342	Fortune Brands Home & Security, Inc.*	25,954
425	Lennox International, Inc.	16,630
3,139	Masco Corp.	37,291
993	Owens Corning*	31,429
329	Quanex Building Products Corp.	5,596
350	Simpson Manufacturing Co., Inc.	10,437
579	USG Corp.*	8,251
		150,988
	Chemicals - 0.4%

763	Sherwin-Williams Co. (The)	78,703
759	Valspar Corp.	35,180
		113,883
	Commercial Services & Supplies - 2.0%

388	ABM Industries, Inc.	8,807
410	Brink’s Co. (The)	10,352
978	Cintas Corp.	37,712
406	Clean Harbors, Inc.*	27,267
869	Corrections Corp. of America*	21,777
448	Deluxe Corp.	11,052
163	G&K Services, Inc., Class A	5,433
563	Geo Group, Inc. (The)*	9,914
1,480	Iron Mountain, Inc.	45,954
281	Mine Safety Appliances Co.	10,358
1,640	R.R. Donnelley & Sons Co.	22,665
2,653	Republic Services, Inc.	79,139
752	Stericycle, Inc.*	65,251
544	Tetra Tech, Inc.*	13,361
373	United Stationers, Inc.	10,832
977	Waste Connections, Inc.	31,772
3,498	Waste Management, Inc.	122,360
		534,006
	Construction & Engineering - 1.3%

903	AECOM Technology Corp.*	21,085
343	Aegion Corp.*	6,040
579	EMCOR Group, Inc.	16,096
1,518	Fluor Corp.	91,809
1,021	Foster Wheeler AG*	25,147
299	Granite Construction, Inc.	8,552
1,114	Jacobs Engineering Group, Inc.*	51,489
1,300	KBR, Inc.	47,216
1,812	Quanta Services, Inc.*	37,871
631	Shaw Group, Inc. (The)*	18,261
695	URS Corp.*	30,337
		353,903
	Construction Materials - 0.4%

392	Eagle Materials, Inc.	12,301
396	Martin Marietta Materials, Inc.	34,004
207	Texas Industries, Inc.	7,003
1,019	Vulcan Materials Co.	45,407
		98,715
	Containers & Packaging - 1.3%

542	Aptargroup, Inc.	28,607
1,429	Ball Corp.	57,274
903	Bemis Co., Inc.	28,327
1,320	Crown Holdings, Inc.*	48,800
215	Greif, Inc., Class A	11,010
1,441	Owens-Illinois, Inc.*	34,440
894	Packaging Corp. of America	26,498
620	Rock-Tenn Co., Class A	43,704
1,674	Sealed Air Corp.	32,861
408	Silgan Holdings, Inc.	17,348
876	Sonoco Products Co.	28,768
		357,637
	Diversified Consumer Services - 0.1%

268	Coinstar, Inc.*	15,606

	Diversified Financial Services - 0.0%‡

491	PHH Corp.*	6,687

	Electrical Equipment - 3.3%

368	Acuity Brands, Inc.	22,886
1,404	AMETEK, Inc.	66,830
1,020	Babcock & Wilcox Co. (The)*	26,255
414	Belden, Inc.	16,341
430	Brady Corp., Class A	13,738
1,441	Cooper Industries plc	88,218
6,505	Emerson Electric Co.	327,267
439	EnerSys*	14,742
454	General Cable Corp.*	14,060

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,144	GrafTech International Ltd.*	$14,540
461	Hubbell, Inc., Class B	34,676
337	Regal-Beloit Corp.	22,747
1,251	Rockwell Automation, Inc.	100,055
838	Roper Industries, Inc.	76,694
460	Thomas & Betts Corp.*	33,226
		872,275
	Electronic Equipment, Instruments & Components - 2.6%

1,448	Amphenol Corp., Class A	81,030
266	Anixter International, Inc.*	18,498
976	Arrow Electronics, Inc.*	39,186
1,296	Avnet, Inc.*	46,319
449	AVX Corp.	5,945
521	Benchmark Electronics, Inc.*	8,555
350	Checkpoint Systems, Inc.*	3,885
335	Cognex Corp.	14,284
328	FEI Co.*	14,603
6,389	Flextronics International Ltd.*	45,043
1,395	FLIR Systems, Inc.	36,507
234	IPG Photonics Corp.*	12,316
355	Itron, Inc.*	15,769
1,682	Jabil Circuit, Inc.	43,446
201	Littelfuse, Inc.	10,639
563	Molex, Inc.	15,257
696	Molex, Inc., Class A	15,570
814	National Instruments Corp.	21,652
309	Plexus Corp.*	10,722
3,786	TE Connectivity Ltd.	138,378
1,070	Trimble Navigation Ltd.*	53,810
350	Universal Display Corp.*	14,459
1,255	Vishay Intertechnology, Inc.*	15,386
		681,259
	Industrial Conglomerates - 10.4%

5,614	3M Co.	491,786
533	Carlisle Cos., Inc.	26,010
4,970	Danaher Corp.	262,565
92,217	General Electric Co.	1,756,734
4,096	Tyco International Ltd.	212,255
		2,749,350
	Internet Software & Services - 0.1%

1,134	Monster Worldwide, Inc.*	7,870
336	Vistaprint N.V.*	13,668
		21,538
	IT Services - 4.2%

5,596	Accenture plc, Class A	333,186
445	Alliance Data Systems Corp.*	54,005
4,302	Automatic Data Processing, Inc.	233,685
1,078	Broadridge Financial Solutions, Inc.	26,239
916	Convergys Corp.*	11,798
929	CoreLogic, Inc.*	14,288
425	Euronet Worldwide, Inc.*	8,198
2,275	Fidelity National Information Services, Inc.	72,186
1,236	Fiserv, Inc.*	81,947
922	Genpact Ltd.*	14,770
684	Global Payments, Inc.	35,308
753	Jack Henry & Associates, Inc.	25,406
737	Lender Processing Services, Inc.	16,244
204	Mantech International Corp., Class A	6,842
571	NeuStar, Inc., Class A*	20,014
2,831	Paychex, Inc.	88,610
250	TeleTech Holdings, Inc.*	3,818
1,697	Total System Services, Inc.	37,130
338	Wright Express Corp.*	20,915
		1,104,589
	Life Sciences Tools & Services - 0.8%

3,015	Agilent Technologies, Inc.*	131,514
279	Mettler-Toledo International, Inc.*	50,298
992	PerkinElmer, Inc.	26,784
		208,596
	Machinery - 10.8%

599	Actuant Corp., Class A	16,874
843	AGCO Corp.*	43,524
161	Astec Industries, Inc.*	6,110
5,110	Caterpillar, Inc.	583,613
440	CLARCOR, Inc.	22,207
443	Crane Co.	21,516
1,522	Cummins, Inc.	183,507
3,616	Deere & Co.	299,875
603	Donaldson Co., Inc.	44,278
1,624	Dover Corp.	103,968
2,919	Eaton Corp.	152,343
231	ESCO Technologies, Inc.	8,267
487	Flowserve Corp.	57,744
442	Gardner Denver, Inc.	30,357
532	Graco, Inc.	27,228
701	Harsco Corp.	15,583
726	IDEX Corp.	30,347
3,626	Illinois Tool Works, Inc.	201,932
2,727	Ingersoll-Rand plc	108,753
809	ITT Corp.	20,185
915	Joy Global, Inc.	79,568
282	Kaydon Corp.	10,609
694	Kennametal, Inc.	31,973
736	Lincoln Electric Holdings, Inc.	33,996
1,147	Manitowoc Co., Inc. (The)	18,054
822	Meritor, Inc.*	6,091
330	Mueller Industries, Inc.	15,180
636	Navistar International Corp.*	26,572
542	Nordson Corp.	29,794
791	Oshkosh Corp.*	18,438
3,129	PACCAR, Inc.	143,965
1,009	Pall Corp.	64,021
1,321	Parker Hannifin Corp.	118,639
858	Pentair, Inc.	33,033
334	Robbins & Myers, Inc.	16,302
445	SPX Corp.	32,547
957	Terex Corp.*	24,298
687	Timken Co.	35,999
270	Toro Co. (The)	18,290
695	Trinity Industries, Inc.	24,158
197	Valmont Industries, Inc.	21,881
419	Westinghouse Air Brake Technologies Corp.	31,312
508	Woodward, Inc.	22,235
1,619	Xylem, Inc.	42,062
		2,877,228
	Marine - 0.2%

361	Alexander & Baldwin, Inc.	16,754
486	Kirby Corp.*	33,349
		50,103
	Metals & Mining - 0.0%‡

211	Schnitzer Steel Industries, Inc., Class A	9,529

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Multi-Utilities - 0.1%

1,517	MDU Resources Group, Inc.	$32,919

	Office Electronics - 0.1%

470	Zebra Technologies Corp., Class A*	18,067

	Oil, Gas & Consumable Fuels - 0.1%

369	Teekay Corp.	10,627
618	World Fuel Services Corp.	25,746
		36,373
	Paper & Forest Products - 0.2%

1,153	Louisiana-Pacific Corp.*	9,420
1,491	MeadWestvaco Corp.	45,148
		54,568
	Professional Services - 0.8%

374	Acacia Research Corp.*	14,773
302	Corporate Executive Board Co. (The)	12,515
221	CoStar Group, Inc.*	13,256
363	FTI Consulting, Inc.*	14,545
715	Manpower, Inc.	30,795
386	Resources Connection, Inc.	5,045
1,265	Robert Half International, Inc.	35,964
464	Towers Watson & Co., Class A	29,668
350	TrueBlue, Inc.*	5,796
1,200	Verisk Analytics, Inc., Class A*	52,200
		214,557
	Road & Rail - 4.2%

221	Arkansas Best Corp.	3,934
481	Con-way, Inc.	14,213
9,171	CSX Corp.	192,683
350	Genesee & Wyoming, Inc., Class A*	20,797
465	Heartland Express, Inc.	6,729
846	J.B. Hunt Transport Services, Inc.	43,324
959	Kansas City Southern*	66,727
495	Knight Transportation, Inc.	8,479
410	Landstar System, Inc.	22,165
2,936	Norfolk Southern Corp.	202,290
477	Old Dominion Freight Line, Inc.*	20,754
447	Ryder System, Inc.	23,794
4,220	Union Pacific Corp.	465,255
451	Werner Enterprises, Inc.	10,923
		1,102,067
	Semiconductors & Semiconductor Equipment - 0.0%‡

338	Veeco Instruments, Inc.*	9,140

	Trading Companies & Distributors - 1.4%

2,576	Fastenal Co.	135,704
407	GATX Corp.	17,700
230	Kaman Corp.	7,933
405	MSC Industrial Direct Co., Inc., Class A	32,161
546	United Rentals, Inc.*	22,757
515	W.W. Grainger, Inc.	106,981
220	Watsco, Inc.	15,706
376	WESCO International, Inc.*	23,647
		362,589
	Total Common Stocks (Cost $16,050,897)	15,875,992

Principal Amount
	U.S. Government & Agency Securities (a) - 1.9%
	Federal Home Loan Bank
$476,398	0.00%, due 03/01/12	476,398
18,462	0.03%, due 03/01/12	18,462
	Total U.S. Government & Agency Securities (Cost $494,860)	494,860

	Repurchase Agreements (a)(b) - 35.5%
9,409,054	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $9,409,092	9,409,054
	Total Repurchase Agreements (Cost $9,409,054)	9,409,054

	Total Investment Securities (Cost $25,954,811) — 97.2%	25,779,906
	Other assets less liabilities — 2.8%	751,552
	Net Assets — 100.0%	$26,531,458

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $14,164,294.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$742,560
Aggregate gross unrealized depreciation	(1,035,142)
Net unrealized depreciation	$(292,582)
Federal income tax cost of investments	$26,072,488

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Industrials had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$3,709,544	$7,428

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	72,326	133

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	5,015,438	28,096

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	17,777,092	33,127

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	4,411,229	114,806

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	6,224,173	5,314

		$188,904

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 49.5%
	Energy Equipment & Services - 10.2%

4,730	Atwood Oceanics, Inc.*	$224,959
36,489	Baker Hughes, Inc.	1,834,667
2,906	Bristow Group, Inc.	137,192
20,453	Cameron International Corp.*	1,139,437
1,686	CARBO Ceramics, Inc.	154,522
3,914	Core Laboratories N.V.	476,177
5,504	Diamond Offshore Drilling, Inc.	376,859
6,321	Dresser-Rand Group, Inc.*	331,979
3,044	Dril-Quip, Inc.*	213,049
5,372	Exterran Holdings, Inc.*	77,357
20,165	FMC Technologies, Inc.*	1,016,921
77,262	Halliburton Co.	2,827,016
8,456	Helix Energy Solutions Group, Inc.*	162,693
8,252	Helmerich & Payne, Inc.	505,848
12,664	Key Energy Services, Inc.*	216,048
2,558	Lufkin Industries, Inc.	203,719
19,613	McDermott International, Inc.*	256,146
24,153	Nabors Industries Ltd.*	526,052
35,511	National Oilwell Varco, Inc.	2,930,723
21,948	Noble Corp.*	881,871
9,097	Oceaneering International, Inc.	493,694
4,303	Oil States International, Inc.*	349,490
9,812	Parker Drilling Co.*	62,110
12,990	Patterson-UTI Energy, Inc.	252,266
10,604	Rowan Cos., Inc.*	390,969
113,365	Schlumberger Ltd.	8,798,258
1,820	SEACOR Holdings, Inc.*	179,961
13,001	Superior Energy Services, Inc.*	381,450
6,440	Tetra Technologies, Inc.*	58,540
4,330	Tidewater, Inc.	257,635
26,879	Transocean Ltd.	1,433,726
4,032	Unit Corp.*	191,802
62,894	Weatherford International Ltd.*	1,005,046
		28,348,182
	Machinery - 0.1%

2,468	Chart Industries, Inc.*	168,786

	Multi-Utilities - 0.1%

8,161	OGE Energy Corp.	428,289

	Oil, Gas & Consumable Fuels - 39.0%

41,823	Anadarko Petroleum Corp.	3,518,151
32,165	Apache Corp.	3,471,568
4,346	Berry Petroleum Co., Class A	234,510
3,614	Bill Barrett Corp.*	105,637
17,460	Cabot Oil & Gas Corp.	609,005
2,951	Carrizo Oil & Gas, Inc.*	83,130
55,367	Chesapeake Energy Corp.	1,384,175
168,411	Chevron Corp.	18,377,008
7,186	Cimarex Energy Co.	579,695
12,845	Cobalt International Energy, Inc.*	386,121
4,003	Comstock Resources, Inc.*	64,168
8,709	Concho Resources, Inc.*	930,470
103,785	ConocoPhillips	7,944,742
4,854	Continental Resources, Inc.*	440,161
7,273	CVR Energy, Inc.*	197,898
33,803	Denbury Resources, Inc.*	673,018
33,015	Devon Energy Corp.	2,420,330
64,311	El Paso Corp.	1,788,489
6,079	Energen Corp.	323,585
22,552	EOG Resources, Inc.	2,567,771
12,529	EQT Corp.	664,288
12,768	EXCO Resources, Inc.	91,036
402,695	Exxon Mobil Corp.	34,833,117
9,545	Forest Oil Corp.*	123,417
25,689	Hess Corp.	1,667,730
16,280	HollyFrontier Corp.	531,216
9,317	Kinder Morgan, Inc.	328,331
59,673	Marathon Oil Corp.	2,022,318
29,837	Marathon Petroleum Corp.	1,239,727
9,048	McMoRan Exploration Co.*	126,672
16,249	Murphy Oil Corp.	1,038,961
11,212	Newfield Exploration Co.*	403,632
14,810	Noble Energy, Inc.	1,446,196
5,888	Oasis Petroleum, Inc.*	188,828
68,041	Occidental Petroleum Corp.	7,101,439
10,237	Pioneer Natural Resources Co.	1,122,385
11,846	Plains Exploration & Production Co.*	522,053
14,862	QEP Resources, Inc.	507,389
10,164	Quicksilver Resources, Inc.*	56,308
13,531	Range Resources Corp.	861,654
4,455	Rosetta Resources, Inc.*	227,383
32,252	SandRidge Energy, Inc.*	279,625
5,346	SM Energy Co.	420,837
9,767	Southern Union Co.	429,162
29,077	Southwestern Energy Co.*	961,286
8,969	Sunoco, Inc.	346,472
3,568	Swift Energy Co.*	107,147
12,029	Tesoro Corp.*	319,129
12,766	Ultra Petroleum Corp.*	318,639
47,861	Valero Energy Corp.	1,172,116
9,837	Whiting Petroleum Corp.*	576,842
49,120	Williams Cos., Inc. (The)	1,467,706
16,373	WPX Energy, Inc.*	297,334
		107,900,007
	Semiconductors & Semiconductor Equipment - 0.1%

4,705	First Solar, Inc.*	151,971
10,634	GT Advanced Technologies, Inc.*	91,027
		242,998
	Total Common Stocks (Cost $138,953,751)	137,088,262

Principal Amount
	U.S. Government & Agency Securities (a) - 12.9%
	Federal Home Loan Bank
$3,700,622	0.00%, due 03/01/12	3,700,622
143,413	0.03%, due 03/01/12	143,413
	U.S. Treasury Bills
17,600,000	0.00%, due 03/01/12	17,600,000
14,237,000	0.00%, due 05/24/12	14,233,828
	Total U.S. Government & Agency Securities (Cost $35,677,863)	35,677,863

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 26.4%
$73,217,344	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $73,217,646	$73,217,344
	Total Repurchase Agreements (Cost $73,217,344)	73,217,344

	Total Investment Securities (Cost $247,848,958) — 88.8%	245,983,469
	Other assets less liabilities — 11.2%	30,969,938
	Net Assets — 100.0%	$276,953,407

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $62,777,787.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,796,424
Aggregate gross unrealized depreciation	(10,874,201)
Net unrealized depreciation	$(4,077,777)
Federal income tax cost of investments	$250,061,246

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$117,920,508	$2,497,817

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	25,063,593	486,972

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	57,593,213	1,218,720

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	36,881,033	939,792

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	40,608,328	860,174

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	92,612,353	5,480,523

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	46,628,576	801,401

		$12,285,399

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 66.4%
	Real Estate Investment Trusts - 63.7%

33,123	Alexandria Real Estate Equities, Inc.	$2,374,588
37,188	American Campus Communities, Inc.	1,530,286
117,992	American Capital Agency Corp.	3,623,534
210,198	American Tower Corp.	13,154,191
518,280	Annaly Capital Management, Inc.	8,613,814
64,608	Apartment Investment & Management Co., Class A	1,604,863
50,296	AvalonBay Communities, Inc.	6,521,882
82,044	BioMed Realty Trust, Inc.	1,511,251
77,868	Boston Properties, Inc.	7,907,495
71,910	Brandywine Realty Trust	777,347
39,971	BRE Properties, Inc.	1,935,796
38,066	Camden Property Trust	2,360,092
75,267	CBL & Associates Properties, Inc.	1,326,957
549,328	Chimera Investment Corp.	1,686,437
46,640	Colonial Properties Trust	957,053
44,737	CommonWealth REIT	832,108
38,460	Corporate Office Properties Trust	943,039
131,389	DCT Industrial Trust, Inc.	743,662
121,301	DDR Corp.	1,713,983
90,002	DiamondRock Hospitality Co.	896,420
56,132	Digital Realty Trust, Inc.	4,069,570
68,257	Douglas Emmett, Inc.	1,438,175
134,840	Duke Realty Corp.	1,871,579
33,397	DuPont Fabros Technology, Inc.	764,791
14,408	EastGroup Properties, Inc.	694,322
24,861	Entertainment Properties Trust	1,131,176
20,821	Equity Lifestyle Properties, Inc.	1,384,805
157,517	Equity Residential	8,961,142
18,086	Essex Property Trust, Inc.	2,531,859
50,415	Extra Space Storage, Inc.	1,329,444
33,262	Federal Realty Investment Trust	3,171,532
39,365	Franklin Street Properties Corp.	405,853
205,744	General Growth Properties, Inc.	3,347,455
40,211	Hatteras Financial Corp.	1,145,209
217,152	HCP, Inc.	8,577,504
101,498	Health Care REIT, Inc.	5,525,551
41,625	Healthcare Realty Trust, Inc.	860,389
38,721	Highwoods Properties, Inc.	1,239,072
25,813	Home Properties, Inc.	1,487,603
65,986	Hospitality Properties Trust	1,631,834
377,660	Host Hotels & Resorts, Inc.	5,959,475
61,710	Invesco Mortgage Capital, Inc.	1,057,092
36,309	Kilroy Realty Corp.	1,591,787
217,385	Kimco Realty Corp.	3,995,536
45,505	LaSalle Hotel Properties	1,214,073
74,302	Lexington Realty Trust	642,712
61,259	Liberty Property Trust	2,077,905
70,552	Macerich Co. (The)	3,809,102
46,502	Mack-Cali Realty Corp.	1,329,957
190,489	MFA Financial, Inc.	1,390,570
19,864	Mid-America Apartment Communities, Inc.	1,238,918
51,263	National Retail Properties, Inc.	1,366,159
55,139	Omega Healthcare Investors, Inc.	1,123,181
92,341	Piedmont Office Realty Trust, Inc., Class A	1,627,048
87,073	Plum Creek Timber Co., Inc.	3,409,779
26,994	Post Properties, Inc.	1,178,828
21,368	Potlatch Corp.	658,562
245,484	ProLogis, Inc.	8,262,991
75,422	Public Storage	10,111,828
65,053	Rayonier, Inc.	2,896,160
71,241	Realty Income Corp.	2,628,081
37,792	Redwood Trust, Inc.	437,253
48,084	Regency Centers Corp.	2,057,514
7,715	Rouse Properties, Inc.*	112,870
86,987	Senior Housing Properties Trust	1,861,522
156,460	Simon Property Group, Inc.	21,197,201
45,708	SL Green Realty Corp.	3,476,093
50,073	Starwood Property Trust, Inc.	988,441
62,951	Sunstone Hotel Investors, Inc.*	565,300
45,950	Tanger Factory Outlet Centers	1,345,416
30,961	Taubman Centers, Inc.	2,138,476
117,168	UDR, Inc.	2,931,543
153,985	Ventas, Inc.	8,610,841
98,535	Vornado Realty Trust	8,053,266
35,248	Washington Real Estate Investment Trust	1,044,046
64,626	Weingarten Realty Investors	1,609,187
285,529	Weyerhaeuser Co.	5,964,701
		232,547,077
	Real Estate Management & Development - 2.7%

138,540	Brookfield Office Properties, Inc.	2,417,523
157,259	CBRE Group, Inc., Class A*	2,882,557
71,526	Forest City Enterprises, Inc., Class A*	1,045,710
13,516	Howard Hughes Corp. (The)*	750,814
23,230	Jones Lang LaSalle, Inc.	1,891,154
49,052	St. Joe Co. (The)*	790,228
		9,777,986
	Total Common Stocks (Cost $234,182,866)	242,325,063

No. of Rights
	Rights - 0.0%
7,715	Rouse Properties, Inc., expiring 03/16/12 at $15.00*^	—
	Total Rights (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 10.0%
	Federal Home Loan Bank
$2,896,994	0.00%, due 03/01/12	2,896,994
112,269	0.03%, due 03/01/12	112,269
	U.S. Treasury Bills
17,600,000	0.00%, due 03/01/12	17,600,000
16,000,000	0.00%, due 05/24/12	15,996,659
	Total U.S. Government & Agency Securities (Cost $36,605,922)	36,605,922

	Repurchase Agreements (a)(b) - 17.4%
63,418,116	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $63,418,377	63,418,116
	Total Repurchase Agreements (Cost $63,418,116)	63,418,116

	Total Investment Securities (Cost $334,206,904) — 93.8%	342,349,101
	Other assets less liabilities — 6.2%	22,672,420
	Net Assets — 100.0%	$365,021,521

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $– or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $103,878,953.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,206,868
Aggregate gross unrealized depreciation	(8,873,504)
Net unrealized appreciation	$9,333,364
Federal income tax cost of investments	$333,015,737

Swap Agreements

Ultra Real Estate had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$151,648,020	$(4,119,533)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	4,518,673	(73,480)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	58,356,911	(1,541,145)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	79,892,558	(2,477,320)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	68,778,623	(1,856,096)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	74,136,639	4,245,545

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	50,384,331	(1,743,778)

		$(7,565,807)

See accompanying notes to schedules of portfolio investments.

Ultra KBW Regional Banking

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 48.3%
	Commercial Banks - 45.3%

3,682	Associated Banc-Corp	$48,750
3,234	BancorpSouth, Inc.	38,291
896	Bank of Hawaii Corp.	41,216
662	BOK Financial Corp.	35,536
4,598	Boston Private Financial Holdings, Inc.	43,819
2,650	Cathay General Bancorp	43,301
1,013	City Holding Co.	34,715
799	City National Corp./CA	37,553
2,182	Columbia Banking System, Inc.	46,149
1,403	Community Bank System, Inc.	38,330
5,630	CVB Financial Corp.	60,635
1,792	East West Bancorp, Inc.	39,639
5,007	First Commonwealth Financial Corp.	29,992
2,844	First Financial Bancorp	46,556
1,149	First Financial Bankshares, Inc.	39,365
2,864	First Horizon National Corp.	26,922
4,169	First Midwest Bancorp, Inc./IL	48,194
1,403	First Republic Bank/CA*	42,076
2,650	FirstMerit Corp.	42,532
4,345	FNB Corp./PA	51,228
3,760	Fulton Financial Corp.	36,848
2,377	Glacier Bancorp, Inc.	32,803
1,247	Hancock Holding Co.	42,336
546	Iberiabank Corp.	28,960
2,377	MB Financial, Inc.	47,302
5,221	National Penn Bancshares, Inc.	45,684
4,013	Old National Bancorp/IN	48,477
2,182	PacWest Bancorp	47,502
565	Park National Corp.	38,895
2,961	Pinnacle Financial Partners, Inc.*	49,034
2,065	PrivateBancorp, Inc.	29,942
955	Prosperity Bancshares, Inc.	41,772
1,539	S&T Bancorp, Inc.	32,642
799	Signature Bank/NY*	47,429
8,007	Susquehanna Bancshares, Inc.	74,225
974	SVB Financial Group*	57,739
18,119	Synovus Financial Corp.	38,412
2,513	TCF Financial Corp.	27,090
1,617	Texas Capital Bancshares, Inc.*	54,800
1,714	Trustmark Corp.	40,416
721	UMB Financial Corp.	30,030
3,897	Umpqua Holdings Corp.	48,011
1,676	United Bankshares, Inc./WV	49,073
3,546	Valley National Bancorp	44,360
2,357	Webster Financial Corp.	51,571
526	Westamerica Bancorp.	24,911
1,539	Wintrust Financial Corp.	51,880
		1,996,943
	Thrifts & Mortgage Finance - 3.0%

4,150	Brookline Bancorp, Inc.	38,097
7,325	Hudson City Bancorp, Inc.	50,176
3,254	Provident Financial Services, Inc.	44,710
		132,983
	Total Common Stocks (Cost $2,161,906)	2,129,926

Principal Amount
	U.S. Government & Agency Securities (a) - 1.3%
	Federal Home Loan Bank
$56,860	0.00%, due 03/01/12	$56,860
2,204	0.03%, due 03/01/12	2,204
	Total U.S. Government & Agency Securities (Cost $59,064)	59,064

	Repurchase Agreements (a)(b) - 41.1%
1,812,334	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $1,812,343	1,812,334
	Total Repurchase Agreements (Cost $1,812,334)	1,812,334

	Total Investment Securities
	(Cost $4,033,304) — 90.7%	4,001,324
	Other assets less liabilities — 9.3%	410,877
	Net Assets — 100.0%	$4,412,201

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,681,487.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,218
Aggregate gross unrealized depreciation	(73,408)
Net unrealized depreciation	$(51,190)
Federal income tax cost of investments	$4,052,514

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$139,445	$(1,445)

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	557,381	(4,413)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	1,984,669	457,614

Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	3,020,755	29,654

Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	998,461	(61,863)

		$419,547

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 47.9%
	Communications Equipment - 0.2%

2,800	InterDigital, Inc.	$105,980

	Computers & Peripherals - 1.5%

14,685	SanDisk Corp.*	726,320

	Semiconductors & Semiconductor Equipment - 46.2%

35,326	Advanced Micro Devices, Inc.*	259,646
19,966	Altera Corp.	767,693
18,343	Analog Devices, Inc.	719,229
81,423	Applied Materials, Inc.	996,618
26,679	Atmel Corp.*	269,725
1,933	ATMI, Inc.*	42,584
29,867	Broadcom Corp., Class A*	1,109,559
1,446	Cabot Microelectronics Corp.*	72,661
2,985	Cavium, Inc.*	106,654
7,144	Cree, Inc.*	216,392
1,750	Cymer, Inc.*	80,465
9,542	Cypress Semiconductor Corp.*	164,599
7,862	Fairchild Semiconductor International, Inc.*	114,707
1,739	Hittite Microwave Corp.*	99,436
9,013	Integrated Device Technology, Inc.*	62,280
313,765	Intel Corp.	8,434,003
4,275	International Rectifier Corp.*	95,974
7,740	Intersil Corp., Class A	87,617
10,342	KLA-Tencor Corp.	500,553
7,559	Lam Research Corp.*	315,210
13,262	Linear Technology Corp.	444,012
35,301	LSI Corp.*	303,589
31,646	Marvell Technology Group Ltd.*	474,690
18,166	Maxim Integrated Products, Inc.	506,650
14,188	MEMC Electronic Materials, Inc.*	55,759
11,745	Microchip Technology, Inc.	423,642
53,297	Micron Technology, Inc.*	455,689
5,323	Microsemi Corp.*	111,357
4,290	Novellus Systems, Inc.*	199,399
36,671	NVIDIA Corp.*	555,566
3,671	Omnivision Technologies, Inc.*	60,094
27,371	ON Semiconductor Corp.*	248,255
14,377	PMC-Sierra, Inc.*	98,770
6,166	Rambus, Inc.*	43,655
17,029	RF Micro Devices, Inc.*	81,228
4,029	Semtech Corp.*	115,673
2,579	Silicon Laboratories, Inc.*	115,539
11,426	Skyworks Solutions, Inc.*	308,159
11,427	Teradyne, Inc.*	187,631
3,158	Tessera Technologies, Inc.*	53,054
70,409	Texas Instruments, Inc.	2,348,140
10,154	TriQuint Semiconductor, Inc.*	65,392
16,339	Xilinx, Inc.	603,399
		22,374,947
	Total Common Stocks (Cost $22,540,443)	23,207,247

Principal Amount
	U.S. Government & Agency Securities (a) - 1.4%
	Federal Home Loan Bank
$618,811	0.00%, due 03/01/12	$618,811
23,981	0.03%, due 03/01/12	23,981
	Total U.S. Government & Agency Securities (Cost $642,792)	642,792

	Repurchase Agreements (a)(b) - 36.4%
17,638,396	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $17,638,468	17,638,396
	Total Repurchase Agreements (Cost $17,638,396)	17,638,396

	Total Investment Securities (Cost $40,821,631) — 85.7%	41,488,435
	Other assets less liabilities — 14.3%	6,945,497
	Net Assets — 100.0%	$48,433,932

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $12,816,439.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,502,117
Aggregate gross unrealized depreciation	(1,246,588)
Net unrealized appreciation	$255,529
Federal income tax cost of investments	$41,232,906

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$3,447,027	$(5,951)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	728,114	(1,425)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	8,341,100	(29,424)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	16,442,922	2,819,962

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	23,725,488	3,538,254

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	21,025,212	(95,260)

		$6,226,156

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 44.3%
	Commercial Services & Supplies - 0.1%

3,561	Pitney Bowes, Inc.	$64,561

	Communications Equipment - 5.3%

1,038	Acme Packet, Inc.*	31,638
1,231	ADTRAN, Inc.	43,393
2,271	Arris Group, Inc.*	25,867
1,703	Aruba Networks, Inc.*	36,768
8,872	Brocade Communications Systems, Inc.*	51,280
1,822	Ciena Corp.*	27,184
102,438	Cisco Systems, Inc.	2,036,467
447	Comtech Telecommunications Corp.	14,425
1,626	Emulex Corp.*	17,008
1,531	F5 Networks, Inc.*	191,314
1,706	Finisar Corp.*	34,615
2,185	Harmonic, Inc.*	12,870
2,204	Harris Corp.	96,161
865	InterDigital, Inc.	32,740
4,361	JDS Uniphase Corp.*	56,867
10,048	Juniper Networks, Inc.*	228,693
5,602	Motorola Mobility Holdings, Inc.*	222,399
5,452	Motorola Solutions, Inc.	271,510
889	Plantronics, Inc.	33,160
3,359	Polycom, Inc.*	69,363
32,008	QUALCOMM, Inc.	1,990,257
2,958	Riverbed Technology, Inc.*	84,214
3,973	Sonus Networks, Inc.*	11,601
6,322	Tellabs, Inc.	25,035
803	Viasat, Inc.*	37,042
		5,681,871
	Computers & Peripherals - 12.5%

17,666	Apple, Inc.*	9,582,745
30,598	Dell, Inc.*	529,345
1,192	Diebold, Inc.	46,643
888	Electronics for Imaging, Inc.*	14,172
38,825	EMC Corp.*	1,075,064
37,818	Hewlett-Packard Co.	957,174
1,509	Lexmark International, Inc., Class A	55,652
2,994	NCR Corp.*	65,030
7,012	NetApp, Inc.*	301,516
1,978	QLogic Corp.*	34,002
4,535	SanDisk Corp.*	224,301
7,984	Seagate Technology plc	209,660
613	Synaptics, Inc.*	22,528
4,423	Western Digital Corp.*	173,603
		13,291,435
	Electronic Equipment, Instruments & Components - 0.5%

1,298	Brightpoint, Inc.*	11,422
29,772	Corning, Inc.	388,227
2,919	Ingram Micro, Inc., Class A*	55,840
862	Insight Enterprises, Inc.*	18,016
827	Tech Data Corp.*	44,228
		517,733
	Health Care Technology - 0.3%

3,548	Allscripts Healthcare Solutions, Inc.*	68,547
665	athenahealth, Inc.*	46,996
2,720	Cerner Corp.*	200,818
712	Quality Systems, Inc.	30,523
		346,884
	Household Durables - 0.1%

2,345	Garmin Ltd.	110,661

	Internet Software & Services - 3.7%

3,509	Akamai Technologies, Inc.*	126,324
1,853	AOL, Inc.*	33,280
711	Digital River, Inc.*	12,549
2,053	Earthlink, Inc.	15,336
891	Equinix, Inc.*	124,900
4,844	Google, Inc., Class A*	2,994,803
1,402	IAC/InterActiveCorp	63,931
881	j2 Global, Inc.	26,051
2,050	Rackspace Hosting, Inc.*	107,092
3,028	VeriSign, Inc.	111,885
22,536	Yahoo!, Inc.*	334,209
		3,950,360
	IT Services - 5.2%

3,674	Amdocs Ltd.*	112,682
503	CACI International, Inc., Class A*	29,747
5,776	Cognizant Technology Solutions Corp., Class A*	409,807
2,923	Computer Sciences Corp.	92,834
658	CSG Systems International, Inc.*	10,535
702	DST Systems, Inc.	37,206
1,696	Gartner, Inc.*	68,281
22,459	International Business Machines Corp.	4,418,359
6,490	SAIC, Inc.*	79,308
3,206	Teradata Corp.*	213,359
745	Unisys Corp.*	13,917
1,974	VeriFone Systems, Inc.*	94,535
		5,580,570
	Office Electronics - 0.2%

26,399	Xerox Corp.	217,264

	Semiconductors & Semiconductor Equipment - 6.5%

10,911	Advanced Micro Devices, Inc.*	80,196
6,166	Altera Corp.	237,083
5,666	Analog Devices, Inc.	222,164
25,149	Applied Materials, Inc.	307,824
8,240	Atmel Corp.*	83,306
597	ATMI, Inc.*	13,152
9,225	Broadcom Corp., Class A*	342,709
447	Cabot Microelectronics Corp.*	22,462
922	Cavium, Inc.*	32,943
2,206	Cree, Inc.*	66,820
541	Cymer, Inc.*	24,875
2,947	Cypress Semiconductor Corp.*	50,836
2,428	Fairchild Semiconductor International, Inc.*	35,424
537	Hittite Microwave Corp.*	30,706
2,783	Integrated Device Technology, Inc.*	19,231
97,029	Intel Corp.	2,608,139
1,321	International Rectifier Corp.*	29,656
2,392	Intersil Corp., Class A	27,077
3,194	KLA-Tencor Corp.	154,590
2,335	Lam Research Corp.*	97,369
4,096	Linear Technology Corp.	137,134

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,903	LSI Corp.*	$93,766
9,775	Marvell Technology Group Ltd.*	146,625
5,612	Maxim Integrated Products, Inc.	156,519
4,382	MEMC Electronic Materials, Inc.*	17,221
3,627	Microchip Technology, Inc.	130,826
16,462	Micron Technology, Inc.*	140,750
1,644	Microsemi Corp.*	34,392
1,325	Novellus Systems, Inc.*	61,586
11,327	NVIDIA Corp.*	171,604
1,134	Omnivision Technologies, Inc.*	18,564
8,454	ON Semiconductor Corp.*	76,678
4,441	PMC-Sierra, Inc.*	30,510
1,904	Rambus, Inc.*	13,480
5,260	RF Micro Devices, Inc.*	25,090
1,244	Semtech Corp.*	35,715
796	Silicon Laboratories, Inc.*	35,661
3,529	Skyworks Solutions, Inc.*	95,177
3,529	Teradyne, Inc.*	57,946
975	Tessera Technologies, Inc.*	16,380
21,748	Texas Instruments, Inc.	725,296
3,136	TriQuint Semiconductor, Inc.*	20,196
5,047	Xilinx, Inc.	186,386
		6,914,064
	Software - 9.9%

739	ACI Worldwide, Inc.*	27,919
9,400	Adobe Systems, Inc.*	309,166
627	Advent Software, Inc.*	16,133
1,750	ANSYS, Inc.*	110,565
1,857	Ariba, Inc.*	58,440
1,791	Aspen Technology, Inc.*	36,823
4,364	Autodesk, Inc.*	165,177
3,240	BMC Software, Inc.*	121,305
7,043	CA, Inc.	190,372
5,144	Cadence Design Systems, Inc.*	60,545
3,198	Check Point Software Technologies Ltd.*	185,996
3,574	Citrix Systems, Inc.*	267,121
777	CommVault Systems, Inc.*	40,070
4,163	Compuware Corp.*	37,509
891	Concur Technologies, Inc.*	52,524
735	Fair Isaac Corp.	29,753
2,286	Fortinet, Inc.*	61,836
2,014	Informatica Corp.*	99,008
5,195	Intuit, Inc.	300,479
805	JDA Software Group, Inc.*	20,173
1,798	Mentor Graphics Corp.*	27,258
1,534	MICROS Systems, Inc.*	79,661
142,401	Microsoft Corp.	4,519,808
4,379	Nuance Communications, Inc.*	113,504
74,111	Oracle Corp.	2,169,229
2,248	Parametric Technology Corp.*	60,021
1,218	Progress Software Corp.*	28,245
1,438	QLIK Technologies, Inc.*	43,528
1,135	Quest Software, Inc.*	22,723
3,672	Red Hat, Inc.*	181,617
2,118	Rovi Corp.*	75,147
2,328	Salesforce.com, Inc.*	333,276
1,092	SolarWinds, Inc.*	40,688
1,337	Solera Holdings, Inc.	64,176
14,030	Symantec Corp.*	250,295
2,742	Synopsys, Inc.*	83,549
3,170	TIBCO Software, Inc.*	91,835
492	Ultimate Software Group, Inc.*	34,351
1,601	VMware, Inc., Class A*	158,323
761	Websense, Inc.*	13,706
		10,581,854
	Total Common Stocks (Cost $45,538,049)	47,257,257

Principal Amount
	U.S. Government & Agency Securities (a) - 1.7%
	Federal Home Loan Bank
$1,722,039	0.00%, due 03/01/12	1,722,039
66,735	0.03%, due 03/01/12	66,735
	Total U.S. Government & Agency Securities (Cost $1,788,774)	1,788,774

	Repurchase Agreements (a)(b) - 34.7%
37,020,644	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $37,020,796	37,020,644
	Total Repurchase Agreements (Cost $37,020,644)	37,020,644

	Total Investment Securities (Cost $84,347,467) — 80.7%	86,066,675
	Other assets less liabilities — 19.3%	20,525,232
	Net Assets — 100.0%	$106,591,907

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $19,136,055.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,379,779
Aggregate gross unrealized depreciation	(4,882,166)
Net unrealized appreciation	$497,613
Federal income tax cost of investments	$85,569,062

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$76,415,697	$3,146,208

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	6,593,119	271,316

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	19,451,660	752,944

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	16,969,532	4,060,897

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	4,126,024	1,066,332

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	42,202,269	1,793,615

		$11,091,312

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 46.4%
	Diversified Financial Services - 2.0%

2,495	Leucadia National Corp.	$71,083

	Diversified Telecommunication Services - 28.9%

512	AboveNet, Inc.*	35,615
2,643	Alaska Communications Systems Group, Inc.	8,458
9,441	AT&T, Inc.	288,800
436	Atlantic Tele-Network, Inc.	16,708
1,783	Cbeyond, Inc.*	13,693
3,449	CenturyLink, Inc.	138,822
7,254	Cincinnati Bell, Inc.*	27,203
1,049	Consolidated Communications Holdings, Inc.	19,900
11,890	Frontier Communications Corp.	54,575
1,675	General Communication, Inc., Class A*	17,738
2,501	Level 3 Communications, Inc.*	60,799
887	Lumos Networks Corp.	11,354
2,439	tw telecom, inc.*	52,682
5,731	Verizon Communications, Inc.	218,408
6,826	Vonage Holdings Corp.*	16,314
6,065	Windstream Corp.	73,265
		1,054,334
	Media - 2.2%

3,236	Virgin Media, Inc.	81,547

	Wireless Telecommunication Services - 13.3%

2,066	Crown Castle International Corp.*	107,039
2,469	Leap Wireless International, Inc.*	25,776
5,239	MetroPCS Communications, Inc.*	53,962
2,481	NII Holdings, Inc.*	44,360
730	NTELOS Holdings Corp.	16,973
1,416	SBA Communications Corp., Class A*	66,453
1,342	Shenandoah Telecommunications Co.	13,407
30,218	Sprint Nextel Corp.*	74,638
1,677	Telephone & Data Systems, Inc.	42,378
537	United States Cellular Corp.*	23,166
1,114	USA Mobility, Inc.	15,284
		483,436
	Total Common Stocks (Cost $1,743,001)	1,690,400

Principal Amount
	U.S. Government & Agency Securities (a) - 1.3%
	Federal Home Loan Bank
$47,326	0.00%, due 03/01/12	47,326
1,834	0.03%, due 03/01/12	1,834
	Total U.S. Government & Agency Securities (Cost $49,160)	49,160

	Repurchase Agreements (a)(b) - 36.2%
1,318,102	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $1,318,108	$1,318,102
	Total Repurchase Agreements (Cost $1,318,102)	1,318,102

	Total Investment Securities (Cost $3,110,263) — 83.9%	3,057,662
	Other assets less liabilities — 16.1%	586,141
	Net Assets — 100.0%	$3,643,803

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,248,728.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,872
Aggregate gross unrealized depreciation	(199,611)
Net unrealized depreciation	$(127,739)
Federal income tax cost of investments	$3,185,401

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$1,170,663	$12,802

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	84,601	826

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	98,989	(1,015)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	699,366	(822)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,371,815	205,518

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	2,187,037	34,349

		$251,658

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 69.3%
	Commercial Services & Supplies - 0.2%

2,977	Covanta Holding Corp.	$48,614

	Electric Utilities - 33.2%

834	Allete, Inc.	34,678
12,394	American Electric Power Co., Inc.	466,138
1,569	Cleco Corp.	60,375
33,889	Duke Energy Corp.	708,958
7,691	Edison International	322,022
1,075	El Paso Electric Co.	35,185
4,543	Entergy Corp.	302,700
16,960	Exelon Corp.	662,627
10,738	FirstEnergy Corp.	475,586
3,474	Great Plains Energy, Inc.	68,716
2,464	Hawaiian Electric Industries, Inc.	61,723
1,278	IDACORP, Inc.	51,733
1,318	ITC Holdings Corp.	99,483
10,818	NextEra Energy, Inc.	643,779
4,501	Northeast Utilities	161,586
6,006	NV Energy, Inc.	94,174
5,792	Pepco Holdings, Inc.	112,596
2,787	Pinnacle West Capital Corp.	131,073
2,017	PNM Resources, Inc.	36,266
1,931	Portland General Electric Co.	47,580
14,847	PPL Corp.	423,882
7,519	Progress Energy, Inc.	399,108
22,041	Southern Co. (The)	973,992
1,296	UIL Holdings Corp.	45,684
943	UniSource Energy Corp.	34,693
2,976	Westar Energy, Inc.	81,900
		6,536,237
	Gas Utilities - 4.9%

2,986	AGL Resources, Inc.	119,052
2,317	Atmos Energy Corp.	71,201
537	Laclede Group, Inc. (The)	22,065
2,001	National Fuel Gas Co.	100,710
1,069	New Jersey Resources Corp.	49,912
683	Northwest Natural Gas Co.	31,261
2,486	ONEOK, Inc.	205,443
1,844	Piedmont Natural Gas Co., Inc.	59,746
4,553	Questar Corp.	87,509
766	South Jersey Industries, Inc.	39,832
1,178	Southwest Gas Corp.	50,242
2,873	UGI Corp.	81,162
1,318	WGL Holdings, Inc.	53,814
		971,949
	Independent Power Producers & Energy Traders - 3.8%

19,725	AES Corp. (The)*	267,471
9,899	Calpine Corp.*	151,554
4,629	Constellation Energy Group, Inc.	167,847
19,831	GenOn Energy, Inc.*	48,784
6,196	NRG Energy, Inc.*	105,952
		741,608
	Multi-Utilities - 23.2%

2,835	Alliant Energy Corp.	120,884
6,163	Ameren Corp.	197,647
1,490	Avista Corp.	36,803
1,014	Black Hills Corp.	33,300
10,144	CenterPoint Energy, Inc.	197,706
6,485	CMS Energy Corp.	138,844
7,466	Consolidated Edison, Inc.	433,775
14,628	Dominion Resources, Inc.	738,275
4,328	DTE Energy Co.	233,669
2,006	Integrys Energy Group, Inc.	104,372
7,211	NiSource, Inc.	173,064
923	NorthWestern Corp.	32,056
2,662	NSTAR	124,848
10,337	PG&E Corp.	430,846
13,067	Public Service Enterprise Group, Inc.	402,202
2,974	SCANA Corp.	133,830
5,736	Sempra Energy	339,801
5,183	TECO Energy, Inc.	93,035
2,081	Vectren Corp.	60,807
5,943	Wisconsin Energy Corp.	202,537
12,443	Xcel Energy, Inc.	329,615
		4,557,916
	Oil, Gas & Consumable Fuels - 2.7%

16,641	Spectra Energy Corp.	522,195

	Water Utilities - 1.3%

4,486	American Water Works Co., Inc.	153,780
3,557	Aqua America, Inc.	79,001
1,073	California Water Service Group	20,612
		253,393
	Total Common Stocks (Cost $12,561,739)	13,631,912

Principal Amount
	U.S. Government & Agency Securities (a) - 1.3%
	Federal Home Loan Bank
$237,929	0.00%, due 03/01/12	237,929
9,221	0.03%, due 03/01/12	9,221
	Total U.S. Government & Agency Securities (Cost $247,150)	247,150

	Repurchase Agreements (a)(b) - 28.7%
5,649,051	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $5,649,074	5,649,051
	Total Repurchase Agreements (Cost $5,649,051)	5,649,051

	Total Investment Securities (Cost $18,457,940) — 99.3%	19,528,113
	Other assets less liabilities — 0.7%	137,802
	Net Assets — 100.0%	$19,665,915

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $4,406,860.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,642,796
Aggregate gross unrealized depreciation	(587,665)
Net unrealized appreciation	$1,055,131
Federal income tax cost of investments	$18,472,982

Swap Agreements

Ultra Utilities had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$1,214,234	$6,299

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	369,708	1,923

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	499,734	236

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	2,192,944	9,604

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	13,677,453	(27,647)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	7,759,765	36,248

		$26,663

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.3%
	Federal Home Loan Bank
$328,634	0.00%, due 03/01/12	$328,634
12,736	0.03%, due 03/01/12	12,736
	U.S. Treasury Bills
270,000	0.00%, due 03/01/12	270,000
280,000	0.00%, due 05/24/12	279,938
	Total U.S. Government & Agency Securities (Cost $891,308)	891,308

	Repurchase Agreements (a)(b) - 69.9%
7,465,995	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $7,466,026	7,465,995
	Total Repurchase Agreements (Cost $7,465,995)	7,465,995

	Total Investment Securities (Cost $8,357,303)† — 78.2%	8,357,303
	Other assets less liabilities — 21.8%	2,325,603
	Net Assets — 100.0%	$10,682,906

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $2,108,696.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI EAFE had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$4,256,054	$724,658

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	9,650,895	170,918

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	2,214,641	289,572

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI EAFE Index®	735,657	129,487

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI EAFE Index®	1,091,754	82,342

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	1,236,031	200,001

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	2,203,602	214,996

		$1,811,974

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 15.2%
	Federal Home Loan Bank
$769,240	0.00%, due 03/01/12	$769,240
29,811	0.03%, due 03/01/12	29,811
	U.S. Treasury Bills
2,666,000	0.00%, due 03/01/12	2,666,000
1,098,000	0.00%, due 05/24/12	1,097,755
	Total U.S. Government & Agency Securities (Cost $4,562,806)	4,562,806

	Repurchase Agreements (a)(b) - 66.6%
20,035,945	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $20,036,026	20,035,945
	Total Repurchase Agreements (Cost $20,035,945)	20,035,945

	Total Investment Securities (Cost $24,598,751)† — 81.8%	24,598,751
	Other assets less liabilities — 18.2%	5,490,056
	Net Assets — 100.0%	$30,088,807

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $7,938,539.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Emerging Markets had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the MSCI Emerging Markets Index®	$4,968,039	$542,219

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	1,110,923	120,746

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	13,680,088	1,062,932

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	4,032,668	260,521

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	6,787,233	657,968

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	5,520,936	1,132,417

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	19,911,028	1,021,782

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	4,248,510	581,380

		$5,379,965

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Europe

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 32.1%
	Federal Home Loan Bank
$27,889	0.00%, due 03/01/12	$27,889
1,081	0.03%, due 03/01/12	1,081
	U.S. Treasury Bills
450,000	0.00%, due 03/01/12	450,000
460,000	0.00%, due 05/24/12	459,898
	Total U.S. Government & Agency Securities (Cost $938,868)	938,868

	Repurchase Agreements (a)(b) - 43.3%
1,269,734	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $1,269,739	1,269,734
	Total Repurchase Agreements (Cost $1,269,734)	1,269,734

	Total Investment Securities (Cost $2,208,602)† — 75.4%	2,208,602
	Other assets less liabilities — 24.6%	721,250
	Net Assets — 100.0%	$2,929,852

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,251,256.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Europe had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$700,434	$104,333

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	1,491,044	117,780

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	540,152	112,024

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Europe Index®	653,329	67,412

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Europe Index®	216,634	22,639

Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	1,744,627	195,241

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	524,054	86,860

		$706,289

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 2.9%
	Federal Home Loan Bank
$88,035	0.00%, due 03/01/12	$88,035
3,412	0.03%, due 03/01/12	3,412
	Total U.S. Government & Agency Securities (Cost $91,447)	91,447

	Repurchase Agreements (a)(b) - 73.5%
2,344,156	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,344,165	2,344,156
	Total Repurchase Agreements (Cost $2,344,156)	2,344,156

	Total Investment Securities (Cost $2,435,603)† — 76.4%	2,435,603
	Other assets less liabilities — 23.6%	753,642
	Net Assets — 100.0%	$3,189,245

(a)               All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $834,041.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                       Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$151,227	$1,035

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	1,873,632	124,339

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	660,501	141,116

Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	1,817,034	320,332

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	1,889,725	178,153

		$764,975

††             In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 2.8%
	Federal Home Loan Bank
$427,975	0.00%, due 03/01/12	$427,975
16,586	0.03%, due 03/01/12	16,586
	Total U.S. Government & Agency Securities (Cost $444,561)	444,561

	Repurchase Agreements (a)(b) - 68.6%
11,036,634	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $11,036,680	11,036,634
	Total Repurchase Agreements (Cost $11,036,634)	11,036,634

	Total Investment Securities (Cost $11,481,195)† — 71.4%	11,481,195
	Other assets less liabilities — 28.6%	4,598,275
	Net Assets — 100.0%	$16,079,470

(a)               All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $3,695,348.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                       Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Brazil had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$13,369,281	$267,121

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	5,723,132	987,829

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Brazil Index®	4,333,611	1,141

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	3,857,159	(22,147)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	1,285,308	616,099

Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	3,638,940	140,487

		$1,990,530

††             In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 25

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 23.8%
	Federal Home Loan Bank
$995,241	0.00%, due 03/01/12	$995,241
38,569	0.03%, due 03/01/12	38,569
	U.S. Treasury Bills
5,855,000	0.00%, due 03/01/12	5,855,000
1,705,000	0.00%, due 05/24/12	1,704,620
	Total U.S. Government & Agency Securities (Cost $8,593,430)	8,593,430

	Repurchase Agreements (a)(b) - 67.6%
24,407,091	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $24,407,190	24,407,091
	Total Repurchase Agreements (Cost $24,407,091)	24,407,091

	Total Investment Securities (Cost $33,000,521)† — 91.4%	33,000,521
	Other assets less liabilities — 8.6%	3,088,124
	Net Assets — 100.0%	$36,088,645

(a)               All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $9,039,548.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                       Tax basis equals book cost.

Swap Agreements††

Ultra FTSE China 25 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$1,626,146	$93,717

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	18,536,699	721,849

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	7,519,631	881,131

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	4,011,604	815,766

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	32,036,729	(459,240)

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	8,460,111	751,780

		$2,805,003

††                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.1%
	Federal Home Loan Bank
$653,971	0.00%, due 03/01/12	$653,971
25,344	0.03%, due 03/01/12	25,344
	Total U.S. Government & Agency Securities (Cost $679,315)	679,315

	Repurchase Agreements (a)(b) - 64.3%
14,127,036	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $14,127,095	14,127,036
	Total Repurchase Agreements (Cost $14,127,036)	14,127,036

	Total Investment Securities (Cost $14,806,351)† — 67.4%	14,806,351
	Other assets less liabilities — 32.6%	7,153,840
	Net Assets — 100.0%	$21,960,191

(a)               All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $2,909,100.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                       Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Japan had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$21,135,042	$1,600,281

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	10,489,554	464,712

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	467,657	30,544

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	3,170,397	149,162

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	7,248,206	1,099,969

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	1,402,503	126,234

		$3,470,902

††                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Investable Market

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 2.3%
	Federal Home Loan Bank
$39,012	0.00%, due 03/01/12	$39,012
1,512	0.03%, due 03/01/12	1,512
	Total U.S. Government & Agency Securities (Cost $40,524)	40,524

	Repurchase Agreements (a)(b) - 66.4%
1,168,963	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $1,168,969	1,168,963
	Total Repurchase Agreements (Cost $1,168,963)	1,168,963

	Total Investment Securities (Cost $1,209,487)† — 68.7%	1,209,487
	Other assets less liabilities — 31.3%	551,800
	Net Assets — 100.0%	$1,761,287

(a)               All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $499,769.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                       Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Mexico Investable Market had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$427,441	$83,611

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	846,136	75,052

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Mexico Investable Market Index®	1,072,432	208,510

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Mexico Investable Market Index®	135,505	14,316

Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	467,176	74,963

Equity Index Swap Agreement with UBS AG, based on the MSCI Mexico Investable Market Index®	572,105	25,203

		$481,655

††             In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) - 37.5%

	U.S. Treasury Bonds
$80,200	8.13%, due 08/15/19	$118,546
31,600	8.50%, due 02/15/20	48,276
25,300	8.75%, due 05/15/20	39,383
56,900	8.75%, due 08/15/20	89,164
33,600	7.88%, due 02/15/21	50,909
33,600	8.13%, due 05/15/21	51,909
34,300	8.13%, due 08/15/21	53,291
114,100	8.00%, due 11/15/21	177,007
		628,485
	U.S. Treasury Notes
438,400	3.13%, due 05/15/19	489,604
341,900	3.63%, due 08/15/19	394,120
436,600	3.38%, due 11/15/19	495,575
625,300	3.63%, due 02/15/20	721,782
520,800	3.50%, due 05/15/20	596,357
580,400	2.63%, due 08/15/20	623,341
724,700	2.63%, due 11/15/20	776,618
697,200	3.63%, due 02/15/21	804,667
612,000	3.13%, due 05/15/21	679,559
732,400	2.13%, due 08/15/21	747,105
733,900	2.00%, due 11/15/21	737,741
266,900	2.00%, due 02/15/22	267,463
		7,333,932
	Total Long-Term U.S. Treasury Obligations (Cost $7,988,821)	7,962,417

	U.S. Government & Agency Securities (a) - 1.8%
	Federal Home Loan Bank
101,327	0.00%, due 03/01/12	101,327
3,927	0.03%, due 03/01/12	3,927
	U.S. Treasury Bills
136,000	0.00%, due 03/01/12	136,000
146,000	0.00%, due 05/24/12	145,966
	Total U.S. Government & Agency Securities (Cost $387,220)	387,220

	Repurchase Agreements (a)(b) - 9.8%
2,085,910	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,085,918	2,085,910
	Total Repurchase Agreements (Cost $2,085,910)	2,085,910

	Total Investment Securities (Cost $10,461,951) — 49.1%	10,435,547
	Other assets less liabilities — 50.9%	10,808,648
	Net Assets — 100.0%	$21,244,195

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $493,757.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(26,416)
Net unrealized depreciation	$(26,416)
Federal income tax cost of investments	$10,461,963

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

U.S. 10 Year Note Futures Contracts	7	06/20/12	$916,672	$(118)

Cash collateral in the amount of $13,365 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$15,303,822	$9,110,545

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	2,881,889	1,622,990

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	7,955,933	(30,520)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	3,590,084	9,815

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	3,938,006	9,849

		$10,722,679

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) - 49.0%

	U.S. Treasury Bonds
$204,600	4.50%, due 02/15/36	$260,226
108,700	4.75%, due 02/15/37	143,475
143,800	5.00%, due 05/15/37	196,568
137,300	4.38%, due 02/15/38	172,236
172,400	4.50%, due 05/15/38	220,497
242,800	3.50%, due 02/15/39	264,273
275,000	4.25%, due 05/15/39	339,045
264,000	4.50%, due 08/15/39	338,250
373,200	4.38%, due 11/15/39	469,270
355,900	4.63%, due 02/15/40	465,145
385,600	4.38%, due 05/15/40	485,133
339,100	3.88%, due 08/15/40	393,303
381,500	4.25%, due 11/15/40	470,795
346,900	4.75%, due 02/15/41	462,868
399,800	4.38%, due 05/15/41	503,654
421,900	3.75%, due 08/15/41	478,856
432,700	3.13%, due 11/15/41	436,486
166,200	3.13%, due 02/15/42	167,485
		6,267,565
	Total Long-Term U.S. Treasury Obligations (Cost $6,555,538)	6,267,565

	U.S. Government & Agency Securities (a) - 0.1%
	Federal Home Loan Bank
5,469	0.00%, due 03/01/12	5,469
212	0.03%, due 03/01/12	212
	Total U.S. Government & Agency Securities (Cost $5,681)	5,681

	Repurchase Agreements (a)(b) - 5.7%
733,703	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $733,704	733,703
	Total Repurchase Agreements (Cost $733,703)	733,703

	Total Investment Securities (Cost $7,294,922) — 54.8%	7,006,949
	Other assets less liabilities — 45.2%	5,787,251
	Net Assets — 100.0%	$12,794,200

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $639,892.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(287,973)
Net unrealized depreciation	$(287,973)
Federal income tax cost of investments	$7,294,922

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

U.S. Long Bond Futures Contracts	6	06/20/12	$849,938	$1,070

Cash collateral in the amount of $30,240 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$3,215,007	$1,075,229

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	429,348	2,952,164

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	6,098,813	(10,054)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	8,972,565	1,653,953

		$5,671,292

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.3%
	Federal Home Loan Bank
$181,020	0.00%, due 03/01/12	$181,020
7,015	0.03%, due 03/01/12	7,015
	Total U.S. Government & Agency Securities (Cost $188,035)	188,035

	Repurchase Agreements (a)(b) - 82.3%
3,631,203	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $3,631,217	3,631,203
	Total Repurchase Agreements (Cost $3,631,203)	3,631,203

	Total Investment Securities (Cost $3,819,238)† — 86.6%	3,819,238
	Other assets less liabilities — 13.4%	591,438
	Net Assets — 100.0%	$4,410,676

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $526,073.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra High Yield had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$5,284,413	$28,478

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	3,517,451	167,590

		$196,068

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra Investment Grade Corporate

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.2%
	Federal Home Loan Bank
$76,951	0.00%, due 03/01/12	$76,951
2,982	0.03%, due 03/01/12	2,982
	U.S. Treasury Bills
20,000	0.00%, due 03/01/12	20,000
30,000	0.00%, due 05/24/12	29,993
	Total U.S. Government & Agency Securities (Cost $129,926)	129,926

	Repurchase Agreements (a)(b) - 56.1%
1,393,977	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $1,393,981	1,393,977
	Total Repurchase Agreements (Cost $1,393,977)	1,393,977

	Total Investment Securities (Cost $1,523,903)† — 61.3%	1,523,903
	Other assets less liabilities — 38.7%	960,377
	Net Assets — 100.0%	$2,484,280

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $104,001.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra Investment Grade Corporate had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid Investment Grade Index	$838,300	$36,522

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade Index	2,983,317	423,137

Bond Index Swap Agreement with Deutsche Bank AG, based on the Markit iBoxx® $ Liquid Investment Grade Index	1,030,131	30,394

Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	122,248	179,715

		$669,768

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 11.0%
	Federal Home Loan Bank
$7,830,654	0.00%, due 03/01/12	$7,830,654
303,466	0.03%, due 03/01/12	303,466
	U.S. Treasury Bills
11,000,000	0.00%, due 03/01/12	11,000,000
1,184,000	0.00%, due 05/24/12	1,183,784
	Total U.S. Government & Agency Securities (Cost $20,317,904)	20,317,904

	Repurchase Agreements (a)(b) - 93.1%
171,559,786	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $171,560,494	171,559,786
	Total Repurchase Agreements (Cost $171,559,786)	171,559,786

	Total Investment Securities (Cost $191,877,690)† — 104.1%	191,877,690
	Liabilities in excess of other assets — (4.1%)	(7,552,717)
	Net Assets — 100.0%	$184,324,973

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $38,419,987.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	495	03/16/12	$25,967,700	$(1,393,498)

Cash collateral in the amount of $1,619,280 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Short QQQ® had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(6,863,727)	$(392,578)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(12,707,390)	(475,764)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(19,490,088)	(729,707)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(12,385,061)	(358,882)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(6,763,643)	(389,130)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(4,437,770)	(257,402)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(22,939,350)	(2,381,118)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(72,772,546)	(13,144,043)

		$(18,128,624)

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 10.6%
	Federal Home Loan Bank
$13,485,772	0.00%, due 03/01/12	$13,485,772
522,623	0.03%, due 03/01/12	522,623
	U.S. Treasury Bills
11,919,000	0.00%, due 03/01/12	11,919,000
6,070,000	0.00%, due 05/24/12	6,068,647
	Total U.S. Government & Agency Securities (Cost $31,996,042)	31,996,042

	Repurchase Agreements (a)(b) - 83.7%
253,160,136	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $253,161,180	253,160,136
	Total Repurchase Agreements (Cost $253,160,136)	253,160,136

	Total Investment Securities (Cost $285,156,178)† — 94.3%	285,156,178
	Other assets less liabilities — 5.7%	17,256,581
	Net Assets — 100.0%	$302,412,759

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $27,900,009.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	725	03/16/12	$46,907,500	$(924,361)

Cash collateral in the amount of $2,015,850 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial Average SM Index	$(41,040,451)	$(465,367)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(63,239,554)	(722,124)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(15,312,346)	(174,850)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(19,879,479)	(170,159)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(40,745,378)	(455,845)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(40,385,866)	(2,007,300)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(34,933,862)	(2,382,119)

		$(6,377,764)

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.6%
	Federal Home Loan Bank
$97,324,462	0.00%, due 03/01/12	$97,324,462
3,771,678	0.03%, due 03/01/12	3,771,678
	U.S. Treasury Bill
51,557,000	0.00%, due 05/24/12	51,547,847
	Total U.S. Government & Agency Securities (Cost $152,643,987)	152,643,987

	Repurchase Agreements (a)(b) - 94.9%
1,901,960,275	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $1,901,968,122	1,901,960,275
	Total Repurchase Agreements (Cost $1,901,960,275)	1,901,960,275

	Total Investment Securities (Cost $2,054,604,262)† — 102.5%	2,054,604,262
	Liabilities in excess of other assets — (2.5%)	(49,609,982)
	Net Assets — 100.0%	$2,004,994,280

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $276,242,190.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,131	03/16/12	$77,134,200	$(1,181,118)

Cash collateral in the amount of $4,131,271 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(695,196,250)	$(32,305,579)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(90,225,004)	(1,590,199)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(222,280,254)	(5,174,061)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(254,359,240)	(4,837,781)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(75,632,534)	(6,766,106)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(25,305,865)	(446,877)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(490,272,133)	(136,013,852)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(74,633,941)	(1,006,066)

		$(188,140,521)

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.1%
	Federal Home Loan Bank
$1,438,528	0.00%, due 03/01/12	$1,438,528
55,748	0.03%, due 03/01/12	55,748
	Total U.S. Government & Agency Securities (Cost $1,494,276)	1,494,276

	Repurchase Agreements (a)(b) - 100.8%
29,176,396	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $29,176,516	29,176,396
	Total Repurchase Agreements (Cost $29,176,396)	29,176,396

	Total Investment Securities (Cost $30,670,672)† — 105.9%	30,670,672
	Liabilities in excess of other assets — (5.9%)	(1,718,132)
	Net Assets — 100.0%	$28,952,540

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $4,500,522.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	16	03/16/12	$1,561,600	$(6,371)

Cash collateral in the amount of $83,723 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(4,904,143)	$(439,298)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	(1,876,902)	(15,556)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(2,257,119)	(34,581)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(6,823,564)	(56,883)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(3,781,168)	(32,120)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(7,757,543)	(2,362,395)

		$(2,940,833)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.6%
	Federal Home Loan Bank
$936,179	0.00%, due 03/01/12	$936,179
36,280	0.03%, due 03/01/12	36,280
	Total U.S. Government & Agency Securities (Cost $972,459)	972,459

	Repurchase Agreements (a)(b) - 82.9%
17,343,177	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $17,343,249	17,343,177
	Total Repurchase Agreements (Cost $17,343,177)	17,343,177

	Total Investment Securities (Cost $18,315,636)† — 87.5%	18,315,636
	Other assets less liabilities — 12.5%	2,616,460
	Net Assets — 100.0%	$20,932,096

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,284,376.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$(11,555,319)	$(1,174,993)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	(1,247,621)	34,753

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(1,381,518)	(10,533)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	(5,152,572)	115,125

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	(860,761)	19,104

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(738,285)	16,202

		$(1,000,342)

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 10.6%
	Federal Home Loan Bank
$16,346,671	0.00%, due 03/01/12	$16,346,671
633,493	0.03%, due 03/01/12	633,493
	U.S. Treasury Bills
13,100,000	0.00%, due 03/01/12	13,100,000
7,853,000	0.00%, due 05/24/12	7,851,446
	Total U.S. Government & Agency Securities (Cost $37,931,610)	37,931,610

	Repurchase Agreements (a)(b) - 85.6%
306,563,224	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $306,564,490	306,563,224
	Total Repurchase Agreements (Cost $306,563,224)	306,563,224

	Total Investment Securities (Cost $344,494,834)† — 96.2%	344,494,834
	Other assets less liabilities — 3.8%	13,693,122
	Net Assets — 100.0%	$358,187,956

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $34,011,173.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	697	03/16/12	$56,450,030	$(377,893)

Cash collateral in the amount of $4,321,025 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Short Russell2000 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(41,973,443)	$755,668

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(73,348,119)	1,477,604

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(3,713,564)	74,810

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(22,388,025)	400,349

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(50,232,141)	1,012,788

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(86,612,983)	(5,527,989)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(23,498,813)	(967,351)

		$(2,774,121)

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.1%
	Federal Home Loan Bank
$22,030,566	0.00%, due 03/01/12	$22,030,566
853,765	0.03%, due 03/01/12	853,765
	U.S. Treasury Bill
9,414,000	0.00%, due 05/24/12	9,412,385
	Total U.S. Government & Agency Securities (Cost $32,296,716)	32,296,716

	Repurchase Agreements (a)(b) - 99.6%
635,064,110	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $635,066,725	635,064,110
	Total Repurchase Agreements (Cost $635,064,110)	635,064,110

	Total Investment Securities (Cost $667,360,826)† — 104.7%	667,360,826
	Liabilities in excess of other assets — (4.7%)	(30,131,468)
	Net Assets — 100.0%	$637,229,358

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $265,713,900.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	2,172	03/16/12	$113,943,120	$(6,001,571)

Cash collateral in the amount of $6,477,120 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(86,033,849)	$(2,360,427)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(204,224,527)	(8,467,685)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(13,465,032)	(504,130)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(47,404,392)	(1,533,323)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(62,448,099)	(1,519,283)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(20,138,731)	(301,849)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(101,612,175)	(10,547,403)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(625,214,657)	(78,049,828)

		$(103,283,928)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.9%
	Federal Home Loan Bank
$9,710,977	0.00%, due 03/01/12	$9,710,977
376,336	0.03%, due 03/01/12	376,336
	U.S. Treasury Bills
17,977,000	0.00%, due 03/01/12	17,977,000
1,746,000	0.00%, due 05/24/12	1,745,611
	Total U.S. Government & Agency Securities (Cost $29,809,924)	29,809,924

	Repurchase Agreements (a)(b) - 93.8%
282,466,337	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $282,467,499	282,466,337
	Total Repurchase Agreements (Cost $282,466,337)	282,466,337

	Total Investment Securities (Cost $312,276,261)† — 103.7%	312,276,261
	Liabilities in excess of other assets — (3.7%)	(11,274,570)
	Net Assets — 100.0%	$301,001,691

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $117,634,193.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	803	03/16/12	$51,954,100	$(744,847)

Cash collateral in the amount of $2,891,650 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(32,735,292)	$(295,449)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(60,510,722)	(690,964)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(35,627,839)	(406,830)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(19,878,091)	(178,863)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(14,666,966)	(111,436)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(42,451,346)	(2,109,960)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(344,242,956)	(23,592,050)

		$(27,385,552)

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.7%
	Federal Home Loan Bank
$88,263,720	0.00%, due 03/01/12	$88,263,720
3,420,541	0.03%, due 03/01/12	3,420,541
	U.S. Treasury Bill
31,920,000	0.00%, due 05/24/12	31,914,557
	Total U.S. Government & Agency Securities (Cost $123,598,818)	123,598,818

	Repurchase Agreements (a)(b) - 80.9%
1,756,081,594	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $1,756,088,839	1,756,081,594
	Total Repurchase Agreements (Cost $1,756,081,594)	1,756,081,594

	Total Investment Securities (Cost $1,879,680,412)† — 86.6%	1,879,680,412
	Other assets less liabilities — 13.4%	290,899,029
	Net Assets — 100.0%	$2,170,579,441

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $273,958,706.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	3,415	03/16/12	$232,903,000	$(2,781,299)

Cash collateral in the amount of $12,718,940 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(2,074,332,911)	$(193,430,284)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(271,069,148)	(4,777,545)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(363,154,666)	(6,035,681)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(185,645,297)	(3,520,643)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(242,573,572)	(21,700,695)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(16,164,447)	(285,448)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(627,178,547)	(11,075,345)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(328,272,981)	(5,880,825)

		$(246,706,466)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.0%
	Federal Home Loan Bank
$63,399	0.00%, due 03/01/12	$63,399
2,457	0.03%, due 03/01/12	2,457
	Total U.S. Government & Agency Securities (Cost $65,856)	65,856

	Repurchase Agreements (a)(b) - 101.6%
1,662,656	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $1,662,663	1,662,656
	Total Repurchase Agreements (Cost $1,662,656)	1,662,656

	Total Investment Securities (Cost $1,728,512)† — 105.6%	1,728,512
	Liabilities in excess of other assets — (5.6%)	(92,270)
	Net Assets — 100.0%	$1,636,242

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $575,129.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(900,432)	$(12,622)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(97,903)	(4,416)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(846,321)	(26,118)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,427,676)	(122,597)

		$(165,753)

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.7%
	Federal Home Loan Bank
$1,558,165	0.00%, due 03/01/12	$1,558,165
60,385	0.03%, due 03/01/12	60,385
	Total U.S. Government & Agency Securities (Cost $1,618,550)	1,618,550

	Repurchase Agreements (a)(b) - 92.9%
32,425,823	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $32,425,957	32,425,823
	Total Repurchase Agreements (Cost $32,425,823)	32,425,823

	Total Investment Securities (Cost $34,044,373)† — 97.6%	34,044,373
	Other assets less liabilities — 2.4%	853,831
	Net Assets — 100.0%	$34,898,204

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $5,697,758.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	36	03/16/12	$3,513,600	$(553)

Cash collateral in the amount of $144,639 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(3,926,941)	$(373,280)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	(7,844,364)	(65,014)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(15,942,026)	(186,948)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(4,130,134)	(34,430)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(2,778,335)	(23,601)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(31,673,995)	(265,790)

		$(949,063)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.0%
	Federal Home Loan Bank
$492,316	0.00%, due 03/01/12	$492,316
19,079	0.03%, due 03/01/12	19,079
	Total U.S. Government & Agency Securities (Cost $511,395)	511,395

	Repurchase Agreements (a)(b) - 78.5%
9,956,349	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $9,956,389	9,956,349
	Total Repurchase Agreements (Cost $9,956,349)	9,956,349

	Total Investment Securities (Cost $10,467,744)† — 82.5%	10,467,744
	Other assets less liabilities — 17.5%	2,216,261
	Net Assets — 100.0%	$12,684,005

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,511,375.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$(9,236,657)	$(1,894,434)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	(3,421,226)	76,296

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(3,199,524)	(252)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	(3,485,725)	77,883

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	(2,200,012)	48,827

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(3,823,373)	83,905

		$(1,607,775)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 11.3%
	Federal Home Loan Bank
$9,638,219	0.00%, due 03/01/12	$9,638,219
373,516	0.03%, due 03/01/12	373,516
	U.S. Treasury Bills
18,430,000	0.00%, due 03/01/12	18,430,000
3,172,000	0.00%, due 05/24/12	3,171,367
	Total U.S. Government & Agency Securities (Cost $31,613,102)	31,613,102

	Repurchase Agreements (a)(b) - 100.5%
280,298,549	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $280,299,701	280,298,549
	Total Repurchase Agreements (Cost $280,298,549)	280,298,549

	Total Investment Securities (Cost $311,911,651)† — 111.8%	311,911,651
	Liabilities in excess of other assets — (11.8%)	(32,823,714)
	Net Assets — 100.0%	$279,087,937

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $118,140,200.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	500	03/16/12	$40,495,000	$545,262

Cash collateral in the amount of $3,062,325 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(41,592,730)	$(341,955)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(14,589,933)	293,916

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(5,393,825)	108,659

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(40,723,716)	290,811

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(27,383,623)	430,940

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(179,813,048)	(14,123,844)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(208,213,972)	(25,828,246)

		$(39,169,719)

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 18.6%
	Federal Home Loan Bank
$2,956,028	0.00%, due 03/01/12	$2,956,028
114,557	0.03%, due 03/01/12	114,557
	U.S. Treasury Bills
13,380,000	0.00%, due 03/01/12	13,380,000
8,121,000	0.00%, due 05/24/12	8,119,190
	Total U.S. Government & Agency Securities (Cost $24,569,775)	24,569,775

	Repurchase Agreements (a)(b) - 88.1%
116,207,300	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $116,207,777	116,207,300
	Total Repurchase Agreements (Cost $116,207,300)	116,207,300

	Total Investment Securities (Cost $140,777,075)† — 106.7%	140,777,075
	Liabilities in excess of other assets — (6.7%)	(8,855,530)
	Net Assets — 100.0%	$131,921,545

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $73,620,367.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	645	03/16/12	$33,836,700	$(863,545)

Cash collateral in the amount of $1,678,100 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(66,682,895)	$(2,777,203)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(40,429,947)	(1,513,694)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(24,336,666)	(1,465,905)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(68,228,818)	(1,700,022)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(18,021,287)	(638,024)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(19,967,715)	(2,072,660)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(124,291,296)	(14,638,614)

		$(24,806,122)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 21.4%
	Federal Home Loan Bank
$1,935,956	0.00%, due 03/01/12	$1,935,956
75,025	0.03%, due 03/01/12	75,025
	U.S. Treasury Bills
9,527,000	0.00%, due 03/01/12	9,527,000
6,373,000	0.00%, due 05/24/12	6,371,580
	Total U.S. Government & Agency Securities (Cost $17,909,561)	17,909,561

	Repurchase Agreements (a)(b) - 79.4%
66,412,244	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $66,412,517	66,412,244
	Total Repurchase Agreements (Cost $66,412,244)	66,412,244

	Total Investment Securities (Cost $84,321,805)† — 100.8%	84,321,805
	Liabilities in excess of other assets — (0.8%)	(627,945)
	Net Assets — 100.0%	$83,693,860

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $39,575,498.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	304	03/16/12	$19,668,800	$(79,041)

Cash collateral in the amount of $1,087,200 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(63,184,086)	$(601,210)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(33,024,383)	(377,101)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(18,058,988)	(248,472)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(44,766,811)	(479,260)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(8,439,555)	(96,952)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(63,960,155)	(4,383,390)

		$(6,186,385)

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 12.1%
	Federal Home Loan Bank
$16,909,618	0.00%, due 03/01/12	$16,909,618
655,309	0.03%, due 03/01/12	655,309
	U.S. Treasury Bill
51,191,000	0.00%, due 05/24/12	51,181,909
	Total U.S. Government & Agency Securities (Cost $68,746,836)	68,746,836

	Repurchase Agreements (a)(b) - 84.0%
478,499,884	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $478,501,853	478,499,884
	Total Repurchase Agreements (Cost $478,499,884)	478,499,884

	Total Investment Securities (Cost $547,246,720)† — 96.1%	547,246,720
	Other assets less liabilities — 3.9%	22,201,599
	Net Assets — 100.0%	$569,448,319

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $231,786,536.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,938	03/16/12	$132,171,600	$(857,110)

Cash collateral in the amount of $7,622,694 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(366,325,034)	$(6,468,933)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(101,408,265)	(1,787,302)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(441,365,197)	(7,271,863)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(251,445,817)	(4,902,851)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(160,454,164)	(4,736,615)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(15,470,684)	(273,197)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(193,676,659)	(53,730,789)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(46,140,134)	(814,124)

		$(79,985,674)

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.4%
	Federal Home Loan Bank
$291,866	0.00%, due 03/01/12	$291,866
11,311	0.03%, due 03/01/12	11,311
	Total U.S. Government & Agency Securities (Cost $303,177)	303,177

	Repurchase Agreements (a)(b) - 73.9%
6,459,124	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $6,459,150	6,459,124
	Total Repurchase Agreements (Cost $6,459,124)	6,459,124

	Total Investment Securities (Cost $6,762,301)† — 77.3%	6,762,301
	Other assets less liabilities — 22.7%	1,981,840
	Net Assets — 100.0%	$8,744,141

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,452,577.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	17	03/16/12	$1,659,200	$(705)

Cash collateral in the amount of $60,905 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(16,140,112)	$(1,776,902)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(1,429,002)	(21,225)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(2,050,243)	(42,179)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(1,532,586)	(13,019)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(3,418,016)	(162,491)

		$(2,015,816)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 15.3%
	Federal Home Loan Bank
$1,386,548	0.00%, due 03/01/12	$1,386,548
53,734	0.03%, due 03/01/12	53,734
	U.S. Treasury Bills
6,800,000	0.00%, due 03/01/12	6,800,000
1,693,000	0.00%, due 05/24/12	1,692,623
	Total U.S. Government & Agency Securities (Cost $9,932,905)	9,932,905

	Repurchase Agreements (a)(b) - 85.6%
55,550,416	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $55,550,645	55,550,416
	Total Repurchase Agreements (Cost $55,550,416)	55,550,416

	Total Investment Securities (Cost $65,483,321)† — 100.9%	65,483,321
	Liabilities in excess of other assets — (0.9%)	(613,583)
	Net Assets — 100.0%	$64,869,738

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $33,458,866.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	219	03/16/12	$17,736,810	$235,120

Cash collateral in the amount of $1,343,125 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(13,243,160)	$79,722

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(34,882,185)	702,705

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(15,415,011)	149,496

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(10,872,825)	174,096

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(15,602,482)	(1,225,534)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(86,873,242)	(7,338,029)

		$(7,457,544)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.2%
	Federal Home Loan Bank
$73,594	0.00%, due 03/01/12	$73,594
2,852	0.03%, due 03/01/12	2,852
	Total U.S. Government & Agency Securities (Cost $76,446)	76,446

	Repurchase Agreements (a)(b) - 114.0%
2,051,314	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,051,323	2,051,314
	Total Repurchase Agreements (Cost $2,051,314)	2,051,314

	Total Investment Securities (Cost $2,127,760)† — 118.2%	2,127,760
	Liabilities in excess of other assets — (18.2%)	(327,746)
	Net Assets — 100.0%	$1,800,014

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $788,922.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(20,058)	$(238)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(358,784)	(7,300)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(1,049,619)	(143,047)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(2,172,026)	(177,658)

		$(328,243)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.1%
	Federal Home Loan Bank
$89,134	0.00%, due 03/01/12	$89,134
3,454	0.03%, due 03/01/12	3,454
	Total U.S. Government & Agency Securities (Cost $92,588)	92,588

	Repurchase Agreements (a)(b) - 105.6%
2,368,727	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,368,736	2,368,727
	Total Repurchase Agreements (Cost $2,368,727)	2,368,727

	Total Investment Securities (Cost $2,461,315)† — 109.7%	2,461,315
	Liabilities in excess of other assets — (9.7%)	(217,136)
	Net Assets — 100.0%	$2,244,179

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $839,764.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(8,996)	$(195)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(832,448)	(25,989)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(182,706)	(3,888)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(2,004,389)	(276,955)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(1,461,320)	(103,804)

		$(410,831)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.1%
	Federal Home Loan Bank
$45,081	0.00%, due 03/01/12	$45,081
1,747	0.03%, due 03/01/12	1,747
	Total U.S. Government & Agency Securities (Cost $46,828)	46,828

	Repurchase Agreements (a)(b) - 96.7%
1,461,134	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $1,461,141	1,461,134
	Total Repurchase Agreements (Cost $1,461,134)	1,461,134

	Total Investment Securities (Cost $1,507,962)† — 99.8%	1,507,962
	Other assets less liabilities — 0.2%	2,924
	Net Assets — 100.0%	$1,510,886

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $687,843.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(19,166)	$(191)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(115,350)	(3,782)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(1,068,746)	(10,708)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(1,299,224)	(91,597)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(518,489)	(12,611)

		$(118,889)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.5%
	Federal Home Loan Bank
$69,612	0.00%, due 03/01/12	$69,612
2,698	0.03%, due 03/01/12	2,698
	Total U.S. Government & Agency Securities (Cost $72,310)	72,310

	Repurchase Agreements (a)(b) - 97.4%
2,006,152	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,006,161	2,006,152
	Total Repurchase Agreements (Cost $2,006,152)	2,006,152

	Total Investment Securities (Cost $2,078,462)† — 100.9%	2,078,462
	Liabilities in excess of other assets — (0.9%)	(18,531)
	Net Assets — 100.0%	$2,059,931

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $812,059.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(46,150)	$(487)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(491,952)	(2,423)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(990,931)	(17,230)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(1,603,747)	(147,972)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(984,222)	(81,812)

		$(249,924)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.0%
	Federal Home Loan Bank
$186,347	0.00%, due 03/01/12	$186,347
7,222	0.03%, due 03/01/12	7,222
	Total U.S. Government & Agency Securities (Cost $193,569)	193,569

	Repurchase Agreements (a)(b) - 99.0%
4,788,417	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $4,788,437	4,788,417
	Total Repurchase Agreements (Cost $4,788,417)	4,788,417

	Total Investment Securities (Cost $4,981,986)† — 103.0%	4,981,986
	Liabilities in excess of other assets — (3.0%)	(146,244)
	Net Assets — 100.0%	$4,835,742

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,591,900.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(63,602)	$1,703

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(1,040,762)	(5,459)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(3,233,528)	87,065

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(3,826,731)	(245,283)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(1,511,553)	14,235

		$(147,739)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.0%
	Federal Home Loan Bank
$461,131	0.00%, due 03/01/12	$461,131
17,870	0.03%, due 03/01/12	17,870
	Total U.S. Government & Agency Securities (Cost $479,001)	479,001

	Repurchase Agreements (a)(b) - 105.1%
12,450,943	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $12,450,995	12,450,943
	Total Repurchase Agreements (Cost $12,450,943)	12,450,943

	Total Investment Securities (Cost $12,929,944)† — 109.1%	12,929,944
	Liabilities in excess of other assets — (9.1%)	(1,077,592)
	Net Assets — 100.0%	$11,852,352

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $4,540,911.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(53,271)	$733

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(6,207,956)	(8,628)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(8,613,748)	(803,832)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(3,251,078)	45,081

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(5,579,068)	(475,062)

		$(1,241,708)

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.6%
	Federal Home Loan Bank
$307,027	0.00%, due 03/01/12	$307,027
11,898	0.03%, due 03/01/12	11,898
	Total U.S. Government & Agency Securities (Cost $318,925)	318,925

	Repurchase Agreements (a)(b) - 88.1%
6,188,038	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $6,188,063	6,188,038
	Total Repurchase Agreements (Cost $6,188,038)	6,188,038

	Total Investment Securities (Cost $6,506,963)† — 92.7%	6,506,963
	Other assets less liabilities — 7.3%	514,499
	Net Assets — 100.0%	$7,021,462

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $921,437.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(2,964,231)	$90,216

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(120,577)	8,787

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(601,322)	(1,458)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,212,548)	82,965

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(608,255)	(9,202)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,516,233)	44,383

		$215,691

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 16.4%
	Federal Home Loan Bank
$3,733,025	0.00%, due 03/01/12	$3,733,025
144,668	0.03%, due 03/01/12	144,668
	U.S. Treasury Bills
9,379,000	0.00%, due 03/01/12	9,379,000
2,225,000	0.00%, due 05/24/12	2,224,504
	Total U.S. Government & Agency Securities (Cost $15,481,197)	15,481,197

	Repurchase Agreements (a)(b) - 76.9%
72,566,727	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $72,567,028	72,566,727
	Total Repurchase Agreements (Cost $72,566,727)	72,566,727

	Total Investment Securities (Cost $88,047,924)† — 93.3%	88,047,924
	Other assets less liabilities — 6.7%	6,336,444
	Net Assets — 100.0%	$94,384,368

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $10,756,638.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(47,206,482)	$(286,182)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(1,209,573)	(7,766)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(7,469,675)	(102,886)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(3,587,570)	(33,452)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(20,959,786)	(1,327,682)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(8,798,414)	(504,398)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(5,149,879)	(85,398)

		$(2,347,764)

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 18.4%
	Federal Home Loan Bank
$278,119	0.00%, due 03/01/12	$278,119
10,778	0.03%, due 03/01/12	10,778
	U.S. Treasury Bills
515,000	0.00%, due 03/01/12	515,000
525,000	0.00%, due 05/24/12	524,883
	Total U.S. Government & Agency Securities (Cost $1,328,780)	1,328,780

	Repurchase Agreements (a)(b) - 82.7%
5,965,806	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $5,965,830	5,965,806
	Total Repurchase Agreements (Cost $5,965,806)	5,965,806

	Total Investment Securities (Cost $7,294,586)† — 101.1%	7,294,586
	Liabilities in excess of other assets — (1.1%)	(76,178)
	Net Assets — 100.0%	$7,218,408

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,719,969.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(665,452)	$(14,232)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(57,007)	(3,703)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(839,757)	(17,970)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(330,657)	(7,162)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(3,632,396)	(77,685)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(1,179,696)	(71,146)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(509,022)	(16,963)

		$(208,861)

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.3%
	Federal Home Loan Bank
$1,711,084	0.00%, due 03/01/12	$1,711,084
66,311	0.03%, due 03/01/12	66,311
	Total U.S. Government & Agency Securities (Cost $1,777,395)	1,777,395

	Repurchase Agreements (a)(b) - 99.7%
33,733,107	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $33,733,245	33,733,107
	Total Repurchase Agreements (Cost $33,733,107)	33,733,107

	Total Investment Securities (Cost $35,510,502)† — 105.0%	35,510,502
	Liabilities in excess of other assets — (5.0%)	(1,679,303)
	Net Assets — 100.0%	$33,831,199

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $4,381,928.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(8,968,593)	$54,663

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(176,432)	7,640

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(2,189,032)	9,706

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,390,666)	(291,470)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(15,942,991)	2,552

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(5,159,478)	208,401

		$(8,508)

See accompanying notes to schedules of portfolio investments.

Short KBW Regional Banking

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.7%
	Federal Home Loan Bank
$328,661	0.00%, due 03/01/12	$328,661
12,737	0.03%, due 03/01/12	12,737
	Total U.S. Government & Agency Securities (Cost $341,398)	341,398

	Repurchase Agreements (a)(b) - 95.7%
6,859,708	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $6,859,736	6,859,708
	Total Repurchase Agreements (Cost $6,859,708)	6,859,708

	Total Investment Securities (Cost $7,201,106)† — 100.4%	7,201,106
	Liabilities in excess of other assets — (0.4%)	(30,510)
	Net Assets — 100.0%	$7,170,596

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,222,002.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$(579,270)	$5,717

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	(763,029)	6,385

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	(1,323,159)	13,168

Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	(3,020,755)	(32,187)

Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	(1,462,132)	(3,167)

		$(10,084)

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.8%
	Federal Home Loan Bank
$2,051,616	0.00%, due 03/01/12	$2,051,616
79,508	0.03%, due 03/01/12	79,508
	Total U.S. Government & Agency Securities (Cost $2,131,124)	2,131,124

	Repurchase Agreements (a)(b) - 77.2%
44,082,966	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $44,083,148	44,082,966
	Total Repurchase Agreements (Cost $44,082,966)	44,082,966

	Total Investment Securities (Cost $46,214,090)† — 81.0%	46,214,090
	Other assets less liabilities — 19.0%	10,872,732
	Net Assets — 100.0%	$57,086,822

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $8,890,446.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(58,843,867)	$1,790,902

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(6,419,097)	76,530

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(15,092,549)	235,723

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(10,332,798)	314,107

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(9,257,632)	(625,533)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(14,131,353)	361,424

		$2,153,153

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.9%
	Federal Home Loan Bank
$186,420	0.00%, due 03/01/12	$186,420
7,224	0.03%, due 03/01/12	7,224
	Total U.S. Government & Agency Securities (Cost $193,644)	193,644

	Repurchase Agreements (a)(b) - 93.6%
4,626,573	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $4,626,592	4,626,573
	Total Repurchase Agreements (Cost $4,626,573)	4,626,573

	Total Investment Securities (Cost $4,820,217)† — 97.5%	4,820,217
	Other assets less liabilities — 2.5%	123,158
	Net Assets — 100.0%	$4,943,375

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,428,806.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$(1,136,978)	$25,681

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(79,684)	1,796

Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	(2,486,313)	13,465

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(2,447,588)	(128,559)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	(1,054,206)	(55,161)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	(2,673,510)	64,714

		$(78,064)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.8%
	Federal Home Loan Bank
$102,467	0.00%, due 03/01/12	$102,467
3,971	0.03%, due 03/01/12	3,971
	Total U.S. Government & Agency Securities (Cost $106,438)	106,438

	Repurchase Agreements (a)(b) - 86.5%
2,404,104	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,404,114	2,404,104
	Total Repurchase Agreements (Cost $2,404,104)	2,404,104

	Total Investment Securities (Cost $2,510,542)† — 90.3%	2,510,542
	Other assets less liabilities — 9.7%	270,319
	Net Assets — 100.0%	$2,780,861

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $646,439.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(3,479,392)	$(81,289)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(320,830)	(7,532)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(61,260)	(1,439)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(593,383)	(30,075)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(1,108,977)	(32,798)

		$(153,133)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.9%
	Federal Home Loan Bank
$419,706	0.00%, due 03/01/12	$419,706
16,265	0.03%, due 03/01/12	16,265
	Total U.S. Government & Agency Securities (Cost $435,971)	435,971

	Repurchase Agreements (a)(b) - 102.6%
9,219,537	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $9,219,574	9,219,537
	Total Repurchase Agreements (Cost $9,219,537)	9,219,537

	Total Investment Securities (Cost $9,655,508)† — 107.5%	9,655,508
	Liabilities in excess of other assets — (7.5%)	(670,256)
	Net Assets — 100.0%	$8,985,252

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $2,020,081.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(2,751,409)	$(55,199)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(193,230)	(44,167)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	(1,496,178)	3,796

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(44,580)	(899)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(11,212,063)	(800,825)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(2,262,590)	(97,129)

		$(994,423)

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 22.0%
	Federal Home Loan Bank
$8,428,537	0.00%, due 03/01/12	$8,428,537
326,637	0.03%, due 03/01/12	326,637
	U.S. Treasury Bills
48,390,000	0.00%, due 03/01/12	48,390,000
6,021,000	0.00%, due 05/24/12	6,019,659
	Total U.S. Government & Agency Securities (Cost $63,164,833)	63,164,833

	Repurchase Agreements (a)(b) - 81.4%
234,340,377	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $234,341,343	234,340,377
	Total Repurchase Agreements (Cost $234,340,377)	234,340,377

	Total Investment Securities (Cost $297,505,210)† — 103.4%	297,505,210
	Liabilities in excess of other assets — (3.4%)	(9,660,445)
	Net Assets — 100.0%	$287,844,765

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $95,110,963.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(58,968,261)	$(357,486)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(4,466,444)	(54,797)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(20,304,212)	(223,390)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(77,467,793)	(695,825)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(180,888,488)	(1,127,847)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(195,270,041)	(17,262,754)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(37,759,865)	(556,071)

		$(20,278,170)

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.0%
	Federal Home Loan Bank
$162,328	0.00%, due 03/01/12	$162,328
6,291	0.03%, due 03/01/12	6,291
	Total U.S. Government & Agency Securities (Cost $168,619)	168,619

	Repurchase Agreements (a)(b) - 90.4%
3,760,708	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $3,760,722	3,760,708
	Total Repurchase Agreements (Cost $3,760,708)	3,760,708

	Total Investment Securities (Cost $3,929,327)† — 94.4%	3,929,327
	Other assets less liabilities — 5.6%	232,757
	Net Assets — 100.0%	$4,162,084

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $976,198.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(2,804,583)	$(10,408)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(40,852)	(148)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	(994,182)	5,819

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	(2,806,022)	(12,650)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(278,655)	(11,012)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(1,401,416)	(20,518)

		$(48,917)

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.8%
	Federal Home Loan Bank
$207,565	0.00%, due 03/01/12	$207,565
8,044	0.03%, due 03/01/12	8,044
	Total U.S. Government & Agency Securities (Cost $215,609)	215,609

	Repurchase Agreements (a)(b) - 112.4%
6,369,728	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $6,369,754	6,369,728
	Total Repurchase Agreements (Cost $6,369,728)	6,369,728

	Total Investment Securities (Cost $6,585,337)† — 116.2%	6,585,337
	Liabilities in excess of other assets — (16.2%)	(917,312)
	Net Assets — 100.0%	$5,668,025

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $2,809,241.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(611,225)	$(1,351)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(360,178)	(839)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(692,752)	(1,676)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(2,886,415)	(995,189)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(4,462,588)	(119,242)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(2,324,931)	(15,070)

		$(1,133,367)

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 28.3%
	Federal Home Loan Bank
$2,063,519	0.00%, due 03/01/12	$2,063,519
79,969	0.03%, due 03/01/12	79,969
	U.S. Treasury Bills
15,933,000	0.00%, due 03/01/12	15,933,000
4,656,000	0.00%, due 05/24/12	4,654,962
	Total U.S. Government & Agency Securities (Cost $22,731,450)	22,731,450

	Repurchase Agreements (a)(b) - 56.3%
45,219,942	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $45,220,129	45,219,942
	Total Repurchase Agreements (Cost $45,219,942)	45,219,942

	Total Investment Securities (Cost $67,951,392)† — 84.6%	67,951,392
	Other assets less liabilities — 15.4%	12,350,160
	Net Assets — 100.0%	$80,301,552

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $14,478,360.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(89,014,984)	$(1,903,747)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,683,366)	(36,081)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(15,997,366)	(519,749)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(8,891,182)	(252,605)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(26,168,665)	(559,664)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(11,161,220)	(673,118)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(7,511,873)	(216,854)

		$(4,161,818)

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 21.5%
	Federal Home Loan Bank
$4,350,341	0.00%, due 03/01/12	$4,350,341
168,592	0.03%, due 03/01/12	168,592
	U.S. Treasury Bills
15,769,000	0.00%, due 03/01/12	15,769,000
9,388,000	0.00%, due 05/24/12	9,385,908
	Total U.S. Government & Agency Securities (Cost $29,673,841)	29,673,841

	Repurchase Agreements (a)(b) - 79.6%
110,111,006	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $110,111,461	110,111,006
	Total Repurchase Agreements (Cost $110,111,006)	110,111,006

	Total Investment Securities (Cost $139,784,847)† — 101.1%	139,784,847
	Liabilities in excess of other assets — (1.1%)	(1,573,008)
	Net Assets — 100.0%	$138,211,839

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $44,873,395.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(41,634,797)	$1,122,092

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(5,857,368)	109,394

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(35,219,439)	958,196

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(27,917,268)	543,568

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(12,556,254)	(4,931,023)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(122,385,897)	(7,147,634)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(30,857,053)	404,441

		$(8,940,966)

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.8%
	Federal Home Loan Bank
$714,797	0.00%, due 03/01/12	$714,797
27,701	0.03%, due 03/01/12	27,701
	Total U.S. Government & Agency Securities (Cost $742,498)	742,498

	Repurchase Agreements (a)(b) - 92.9%
18,013,735	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $18,013,807	18,013,735
	Total Repurchase Agreements (Cost $18,013,735)	18,013,735

	Total Investment Securities (Cost $18,756,233)† — 96.7%	18,756,233
	Other assets less liabilities — 3.3%	645,009
	Net Assets — 100.0%	$19,401,242

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $5,752,432.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(5,306,249)	$8,236

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(631,245)	1,016

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(3,780,080)	5,473

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	(7,985,058)	6,171

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(13,675,024)	(554,814)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(7,422,999)	(64,737)

		$(598,655)

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.1%
	Federal Home Loan Bank
$614,752	0.00%, due 03/01/12	$614,752
23,824	0.03%, due 03/01/12	23,824
	Total U.S. Government & Agency Securities (Cost $638,576)	638,576

	Repurchase Agreements (a)(b) - 96.7%
14,942,934	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $14,942,995	14,942,934
	Total Repurchase Agreements (Cost $14,942,934)	14,942,934

	Total Investment Securities (Cost $15,581,510)† — 100.8%	15,581,510
	Liabilities in excess of other assets — (0.8%)	(121,764)
	Net Assets — 100.0%	$15,459,746

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $4,397,746.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(7,963,024)	$(329,714)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(231,770)	(9,615)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(3,212,075)	(133,533)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	(8,620,933)	(125,319)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(5,638,395)	(647,830)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(5,272,284)	(138,365)

		$(1,384,376)

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.7%
	Federal Home Loan Bank
$81,500	0.00%, due 03/01/12	$81,500
3,158	0.03%, due 03/01/12	3,158
	Total U.S. Government & Agency Securities (Cost $84,658)	84,658

	Repurchase Agreements (a)(b) - 93.8%
2,141,718	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,141,727	2,141,718
	Total Repurchase Agreements (Cost $2,141,718)	2,141,718

	Total Investment Securities (Cost $2,226,376)† — 97.5%	2,226,376
	Other assets less liabilities — 2.5%	58,213
	Net Assets — 100.0%	$2,284,589

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $743,707.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(735,542)	$(8,220)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(910,904)	(15,667)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(98,989)	1,010

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(699,366)	631

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,657,895)	(100,446)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(457,931)	(16,734)

		$(139,426)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.4%
	Federal Home Loan Bank
$140,663	0.00%, due 03/01/12	$140,663
5,451	0.03%, due 03/01/12	5,451
	Total U.S. Government & Agency Securities (Cost $146,114)	146,114

	Repurchase Agreements (a)(b) - 99.3%
3,267,583	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $3,267,596	3,267,583
	Total Repurchase Agreements (Cost $3,267,583)	3,267,583

	Total Investment Securities (Cost $3,413,697)† — 103.7%	3,413,697
	Liabilities in excess of other assets — (3.7%)	(122,054)
	Net Assets — 100.0%	$3,291,643

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $854,705.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(1,851,381)	$(9,861)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(417,233)	(2,314)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	(499,734)	(255)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	(697,805)	(2,349)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(2,129,517)	(241,510)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(989,494)	(12,335)

		$(268,624)

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 37.2%
	Federal Home Loan Bank
$7,157,701	0.00%, due 03/01/12	$7,157,701
277,387	0.03%, due 03/01/12	277,387
	U.S. Treasury Bills
20,171,000	0.00%, due 03/01/12	20,171,000
19,000,000	0.00%, due 05/24/12	18,996,032
	Total U.S. Government & Agency Securities (Cost $46,602,120)	46,602,120

	Repurchase Agreements (a)(b) - 108.7%
135,970,351	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $135,970,912	135,970,351
	Total Repurchase Agreements (Cost $135,970,351)	135,970,351

	Total Investment Securities (Cost $182,572,471)† — 145.9%	182,572,471
	Liabilities in excess of other assets — (45.9%)	(57,420,639)
	Net Assets — 100.0%	$125,151,832

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $32,004,746.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

Short MSCI EAFE had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(34,998,182)	$(4,397,231)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(13,640,429)	(163,826)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	(21,753,931)	(18,217,119)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(38,224,675)	(5,192,531)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(16,324,914)	(99,929)

		$(28,070,636)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 30.2%
	Federal Home Loan Bank
$7,094,900	0.00%, due 03/01/12	$7,094,900
274,953	0.03%, due 03/01/12	274,953
	U.S. Treasury Bills
28,468,000	0.00%, due 03/01/12	28,468,000
22,000,000	0.00%, due 05/24/12	21,995,406
	Total U.S. Government & Agency Securities (Cost $57,833,259)	57,833,259

	Repurchase Agreements (a)(b) - 79.6%
152,617,030	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $152,617,659	152,617,030
	Total Repurchase Agreements (Cost $152,617,030)	152,617,030

	Total Investment Securities (Cost $210,450,289)† — 109.8%	210,450,289
	Liabilities in excess of other assets — (9.8%)	(18,738,664)
	Net Assets — 100.0%	$191,711,625

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $51,645,308.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

Short MSCI Emerging Markets had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(102,028,971)	$(11,166,385)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(23,040,916)	(18,690,738)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(20,827,587)	(20,452,088)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	(2,565,389)	(571,527)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	(2,565,389)	(571,527)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(30,396,863)	1,856,968

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(10,118,730)	4,497,551

		$(45,097,746)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 25

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 31.5%
	Federal Home Loan Bank
$307,775	0.00%, due 03/01/12	$307,775
11,927	0.03%, due 03/01/12	11,927
	U.S. Treasury Bills
2,110,000	0.00%, due 03/01/12	2,110,000
620,000	0.00%, due 05/24/12	619,862
	Total U.S. Government & Agency Securities (Cost $3,049,564)	3,049,564

	Repurchase Agreements (a)(b) - 93.3%
9,038,465	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $9,038,503	9,038,465
	Total Repurchase Agreements (Cost $9,038,465)	9,038,465

	Total Investment Securities (Cost $12,088,029)† — 124.8%	12,088,029
	Liabilities in excess of other assets — (24.8%)	(2,399,624)
	Net Assets — 100.0%	$9,688,405

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $4,378,914.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

Short FTSE China 25 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	$(2,439,546)	$(1,667,540)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(824,299)	(499,405)

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(1,637,853)	(430,924)

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(4,806,602)	219,731

		$(2,378,138)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.1%
	Federal Home Loan Bank
$748,183	0.00%, due 03/01/12	$748,183
28,995	0.03%, due 03/01/12	28,995
	Total U.S. Government & Agency Securities (Cost $777,178)	777,178

	Repurchase Agreements (a)(b) - 132.4%
24,939,624	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $24,939,726	24,939,624
	Total Repurchase Agreements (Cost $24,939,624)	24,939,624

	Total Investment Securities (Cost $25,716,802)† — 136.5%	25,716,802
	Liabilities in excess of other assets — (36.5%)	(6,870,478)
	Net Assets — 100.0%	$18,846,324

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $12,105,623.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI EAFE had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(8,592,370)	$446,712

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(6,725,223)	(4,241,322)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(9,045,255)	(2,869,597)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(13,220,415)	(1,123,160)

		$(7,787,367)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 51.8%
	Federal Home Loan Bank
$1,403,372	0.00%, due 03/01/12	$1,403,372
54,386	0.03%, due 03/01/12	54,386
	U.S. Treasury Bills
21,197,000	0.00%, due 03/01/12	21,197,000
10,514,000	0.00%, due 05/24/12	10,511,657
	Total U.S. Government & Agency Securities (Cost $33,166,415)	33,166,415

	Repurchase Agreements (a)(b) - 74.2%
47,481,236	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $47,481,431	47,481,236
	Total Repurchase Agreements (Cost $47,481,236)	47,481,236

	Total Investment Securities (Cost $80,647,651)† — 126.0%	80,647,651
	Liabilities in excess of other assets — (26.0%)	(16,637,122)
	Net Assets — 100.0%	$64,010,529

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $33,920,414.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Emerging Markets had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(76,913,651)	$(25,479,730)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(7,932,897)	(6,626,588)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(10,870,148)	(10,383,005)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(18,256,889)	(10,984,528)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(13,881,431)	(148,900)

		$(53,622,751)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Europe

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 45.0%
	Federal Home Loan Bank
$2,941,343	0.00%, due 03/01/12	$2,941,343
113,988	0.03%, due 03/01/12	113,988
	U.S. Treasury Bills
36,725,000	0.00%, due 03/01/12	36,725,000
15,461,000	0.00%, due 05/24/12	15,457,555
	Total U.S. Government & Agency Securities (Cost $55,237,886)	55,237,886

	Repurchase Agreements (a)(b) - 90.5%
110,948,389	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $110,948,846	110,948,389
	Total Repurchase Agreements (Cost $110,948,389)	110,948,389

	Total Investment Securities (Cost $166,186,275)† — 135.5%	166,186,275
	Liabilities in excess of other assets — (35.5%)	(43,527,719)
	Net Assets — 100.0%	$122,658,556

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $75,951,954.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Europe had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(41,656,261)	$(3,624,064)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(32,546,328)	(22,151,669)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	(18,489,287)	(14,369,635)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Europe Index®	(3,404,896)	(433,395)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	(100,866,464)	(12,852,657)

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(48,373,733)	(376,091)

		$(53,807,511)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.6%
	Federal Home Loan Bank
$106,975	0.00%, due 03/01/12	$106,975
4,146	0.03%, due 03/01/12	4,146
	Total U.S. Government & Agency Securities (Cost $111,121)	111,121

	Repurchase Agreements (a)(b) - 121.7%
2,433,442	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,433,453	2,433,442
	Total Repurchase Agreements (Cost $2,433,442)	2,433,442

	Total Investment Securities (Cost $2,544,563)† — 127.3%	2,544,563
	Liabilities in excess of other assets — (27.3%)	(545,853)
	Net Assets — 100.0%	$1,998,710

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $598,438.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(2,086,159)	$(314,184)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	(462,207)	(246,849)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	(340,566)	(110,797)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	(503,539)	(104,368)

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(590,614)	(229,137)

		$(1,005,335)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.7%
	Federal Home Loan Bank
$406,817	0.00%, due 03/01/12	$406,817
15,766	0.03%, due 03/01/12	15,766
	Total U.S. Government & Agency Securities (Cost $422,583)	422,583

	Repurchase Agreements (a)(b) - 146.6%
16,701,785	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $16,701,854	16,701,785
	Total Repurchase Agreements (Cost $16,701,785)	16,701,785

	Total Investment Securities (Cost $17,124,368)† — 150.3%	17,124,368
	Liabilities in excess of other assets — (50.3%)	(5,727,737)
	Net Assets — 100.0%	$11,396,631

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $9,723,431.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Brazil had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(7,810,882)	$(1,382,613)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(2,943,560)	(1,240,461)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Brazil Index®	(1,561,834)	(1,464,784)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	(1,305,288)	(1,107,487)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	(1,736,306)	(1,637,447)

Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	(7,465,612)	(1,505,530)

		$(8,338,322)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 25

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 64.4%
	Federal Home Loan Bank
$3,309,622	0.00%, due 03/01/12	$3,309,622
128,260	0.03%, due 03/01/12	128,260
	U.S. Treasury Bills
51,483,000	0.00%, due 03/01/12	51,483,000
46,000,000	0.00%, due 05/24/12	45,990,419
	Total U.S. Government & Agency Securities (Cost $100,911,301)	100,911,301

	Repurchase Agreements (a)(b) - 67.0%
105,137,806	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $105,138,239	105,137,806
	Total Repurchase Agreements (Cost $105,137,806)	105,137,806

	Total Investment Securities (Cost $206,049,107)† — 131.4%	206,049,107
	Liabilities in excess of other assets — (31.4%)	(49,267,175)
	Net Assets — 100.0%	$156,781,932

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $92,416,644.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

UltraShort FTSE China 25 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$(72,557,881)	$(7,268,372)

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	(26,670,563)	(7,666,061)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(147,902,871)	(27,125,142)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	(4,720,287)	(4,622,751)

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(32,113,655)	(22,382,740)

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(29,947,155)	57,595

		$(69,007,471)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.7%
	Federal Home Loan Bank
$523,976	0.00%, due 03/01/12	$523,976
20,306	0.03%, due 03/01/12	20,306
	Total U.S. Government & Agency Securities (Cost $544,282)	544,282

	Repurchase Agreements (a)(b) - 105.7%
12,346,319	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $12,346,371	12,346,319
	Total Repurchase Agreements (Cost $12,346,319)	12,346,319

	Total Investment Securities (Cost $12,890,601)† — 110.4%	12,890,601
	Liabilities in excess of other assets — (10.4%)	(1,215,717)
	Net Assets — 100.0%	$11,674,884

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $3,358,271.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Japan had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(6,706,400)	$(551,004)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(2,402,115)	6,790

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	(799,926)	(148,645)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	(259,000)	(246,197)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(11,110,149)	198,962

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(2,101,790)	51,394

		$(688,700)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Investable Market

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.3%
	Federal Home Loan Bank
$81,860	0.00%, due 03/01/12	$81,860
3,172	0.03%, due 03/01/12	3,172
	Total U.S. Government & Agency Securities (Cost $85,032)	85,032

	Repurchase Agreements (a)(b) - 165.1%
3,317,962	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $3,317,976	3,317,962
	Total Repurchase Agreements (Cost $3,317,962)	3,317,962

	Total Investment Securities (Cost $3,402,994)† — 169.4%	3,402,994
	Liabilities in excess of other assets — (69.4%)	(1,393,618)
	Net Assets — 100.0%	$2,009,376

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,913,764.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(116,433)	$(47,332)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(1,873,214)	(756,720)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	(2,028,770)	(865,087)

		$(1,669,139)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.5%
	Federal Home Loan Bank
$994,184	0.00%, due 03/01/12	$994,184
38,528	0.03%, due 03/01/12	38,528
	Total U.S. Government & Agency Securities (Cost $1,032,712)	1,032,712

	Repurchase Agreements (a)(b) - 92.4%
17,303,846	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $17,303,918	17,303,846
	Total Repurchase Agreements (Cost $17,303,846)	17,303,846

	Total Investment Securities (Cost $18,336,558)† — 97.9%	18,336,558
	Other assets less liabilities — 2.1%	389,588
	Net Assets — 100.0%	$18,726,146

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $250,057.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	4	06/20/12	$523,813	$(29)

Cash collateral in the amount of $4,455 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(12,639,766)	$(185,839)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(5,620,255)	(100,775)

		$(286,614)

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.5%
	Federal Home Loan Bank
$40,203,637	0.00%, due 03/01/12	$40,203,637
1,558,038	0.03%, due 03/01/12	1,558,038
	Total U.S. Government & Agency Securities (Cost $41,761,675)	41,761,675

	Repurchase Agreements (a)(b) - 104.7%
798,591,867	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $798,595,162	798,591,867
	Total Repurchase Agreements (Cost $798,591,867)	798,591,867

	Total Investment Securities (Cost $840,353,542)† — 110.2%	840,353,542
	Liabilities in excess of other assets — (10.2%)	(78,108,901)
	Net Assets — 100.0%	$762,244,641

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $108,956,452.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	147	06/20/12	$20,823,469	$45,262

Cash collateral in the amount of $230,579 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(178,696,562)	$(89,885,521)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(196,899,579)	(2,779,672)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(147,839,384)	(998,365)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(226,762,544)	(2,323,910)

		$(95,987,468)

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.2%
	Federal Home Loan Bank
$1,785,215	0.00%, due 03/01/12	$1,785,215
69,184	0.03%, due 03/01/12	69,184
	Total U.S. Government & Agency Securities (Cost $1,854,399)	1,854,399

	Repurchase Agreements (a)(b) - 91.5%
32,594,156	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $32,594,291	32,594,156
	Total Repurchase Agreements (Cost $32,594,156)	32,594,156

	Total Investment Securities (Cost $34,448,555)† — 96.7%	34,448,555
	Other assets less liabilities — 3.3%	1,180,652
	Net Assets — 100.0%	$35,629,207

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $1,971,364.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

Short High Yield had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$(18,552,941)	$(363,574)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	(17,094,645)	(3,457,972)

		$(3,821,546)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short Investment Grade Corporate

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 39.1%
	Federal Home Loan Bank
$118,355	0.00%, due 03/01/12	$118,355
4,587	0.03%, due 03/01/12	4,587
	U.S. Treasury Bills
610,000	0.00%, due 03/01/12	610,000
620,000	0.00%, due 05/24/12	619,862
	Total U.S. Government & Agency Securities (Cost $1,352,804)	1,352,804

	Repurchase Agreements (a)(b) - 64.1%
2,222,223	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,222,232	2,222,223
	Total Repurchase Agreements (Cost $2,222,223)	2,222,223

	Total Investment Securities (Cost $3,575,027)† — 103.2%	3,575,027
	Liabilities in excess of other assets — (3.2%)	(110,474)
	Net Assets — 100.0%	$3,464,553

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $811,896.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

Short Investment Grade Corporate had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid Investment Grade Index	$(1,543,538)	$(107,507)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade Index	(358,819)	(23,625)

Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	(1,555,818)	(224,965)

		$(356,097)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.7%
	Federal Home Loan Bank
$228,331	0.00%, due 03/01/12	$228,331
8,849	0.03%, due 03/01/12	8,849
	Total U.S. Government & Agency Securities (Cost $237,180)	237,180

	Repurchase Agreements (a)(b) - 97.0%
4,076,710	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $4,076,725	4,076,710
	Total Repurchase Agreements (Cost $4,076,710)	4,076,710

	Total Investment Securities (Cost $4,313,890)† — 102.7%	4,313,890
	Liabilities in excess of other assets — (2.7%)	(112,362)
	Net Assets — 100.0%	$4,201,528

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $160,015.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	$(5,509,402)	$(75,292)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	(2,901,988)	(22,735)

		$(98,027)

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 9.4%
	Federal Home Loan Bank
$19,140,033	0.00%, due 03/01/12	$19,140,033
741,746	0.03%, due 03/01/12	741,746
	U.S. Treasury Bills
10,500,000	0.00%, due 03/01/12	10,500,000
5,103,000	0.00%, due 05/24/12	5,102,063
	Total U.S. Government & Agency Securities (Cost $35,483,842)	35,483,842

	Repurchase Agreements (a)(b) - 98.7%
369,743,705	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $369,745,231	369,743,705
	Total Repurchase Agreements (Cost $369,743,705)	369,743,705

	Total Investment Securities (Cost $405,227,547)† — 108.1%	405,227,547
	Liabilities in excess of other assets — (8.1%)	(30,483,415)
	Net Assets — 100.0%	$374,744,132

(a)               All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $46,526,067.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                       Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Note Futures Contracts	130	06/20/12	$17,023,906	$7,544

Cash collateral in the amount of $86,130 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(130,706,209)	$(10,724,170)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(120,832,406)	(2,694,654)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(84,432,104)	(15,823,540)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(47,893,100)	(1,591,043)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(352,254,472)	(6,082,471)

		$(36,915,878)

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.6%
	Federal Home Loan Bank
$143,902,784	0.00%, due 03/01/12	$143,902,784
5,576,758	0.03%, due 03/01/12	5,576,758
	U.S. Treasury Bills
39,000,000	0.00%, due 03/01/12	39,000,000
88,887,000	0.00%, due 05/24/12	88,870,428
	Total U.S. Government & Agency Securities (Cost $277,349,970)	277,349,970

	Repurchase Agreements (a)(b) - 101.9%
3,262,239,313	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $3,262,252,759	3,262,239,313
	Total Repurchase Agreements (Cost $3,262,239,313)	3,262,239,313

	Total Investment Securities (Cost $3,539,589,283)† — 110.5%	3,539,589,283
	Liabilities in excess of other assets — (10.5%)	(337,518,994)
	Net Assets — 100.0%	$3,202,070,289

(a)               All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $871,189,882.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                       Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	1,010	06/20/12	$143,072,813	$520,809

Cash collateral in the amount of $2,695,137 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(685,516,075)	$(333,755,406)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(866,129,576)	(5,100,473)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(747,888,112)	(21,560,360)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(889,854,307)	(2,186,571)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,222,517,938)	(35,990,684)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(745,575,951)	(9,162,704)

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,167,328,028)	(23,167,776)

		$(430,923,974)

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 87.8%
	Federal Home Loan Bank
$38,334	0.00%, due 03/01/12	$38,334
1,486	0.03%, due 03/01/12	1,486
	U.S. Treasury Bills
600,000	0.00%, due 03/01/12	599,993
610,000	0.00%, due 05/24/12	609,859
	Total U.S. Government & Agency Securities (Cost $1,249,672)	1,249,672

	Repurchase Agreements (a)(b) - 49.1%
698,575	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $698,577	698,575
	Total Repurchase Agreements (Cost $698,575)	698,575

	Total Investment Securities (Cost $1,948,247)† — 136.9%	1,948,247
	Liabilities in excess of other assets — (36.9%)	(525,231)
	Net Assets — 100.0%	$1,423,016

(a)               All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $650,895.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                       Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(2,320,036)	$(221,562)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(524,790)	(295,311)

		$(516,873)

See accompanying notes to schedules of portfolio investments.

Credit Suisse 130/30

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 94.6%
	Consumer Discretionary - 10.9%

983	Amazon.com, Inc.*	$176,635
7,063	AutoNation, Inc.*	240,707
5,091	Bed Bath & Beyond, Inc.*	304,136
10,319	Best Buy Co., Inc.	254,879
8,593	Carnival Corp.	260,282
11,816	CBS Corp. (Non-Voting), Class B	353,298
703	Chipotle Mexican Grill, Inc.*	274,325
22,763	Comcast Corp., Class A	668,777
6,945	Discovery Communications, Inc., Class A*	323,984
708	Expedia, Inc.	24,107
3,179	Family Dollar Stores, Inc.	171,634
72	Ford Motor Co.	891
10,102	GameStop Corp., Class A	230,124
4,590	Genuine Parts Co.	287,701
18,973	Goodyear Tire & Rubber Co. (The)*	243,993
4,983	Harman International Industries, Inc.	244,815
2,437	Home Depot, Inc. (The)	115,928
5,516	J.C. Penney Co., Inc.	218,434
6,270	Kohl’s Corp.	311,494
12,255	Leggett & Platt, Inc.	277,331
6,593	Macy’s, Inc.	250,336
2,965	McDonald’s Corp.	294,365
24,048	News Corp., Class A	477,834
3,633	O’Reilly Automotive, Inc.*	314,255
716	priceline.com, Inc.*	448,946
6,703	PulteGroup, Inc.*	59,120
201	Ralph Lauren Corp.	34,920
6,033	Ross Stores, Inc.	321,740
6,233	Scripps Networks Interactive, Inc., Class A	281,732
20,728	Staples, Inc.	303,872
8,184	Target Corp.	463,951
4,570	Tiffany & Co.	297,096
11,863	Time Warner, Inc.	441,422
3,357	Walt Disney Co. (The)	140,960
1,710	Wyndham Worldwide Corp.	75,223
2,461	Wynn Resorts Ltd.	291,727
		9,480,974
	Consumer Staples - 10.8%

9,870	Altria Group, Inc.	297,087
11,496	Archer-Daniels-Midland Co.	358,675
2,854	Campbell Soup Co.	95,095
15,458	Coca-Cola Co. (The)	1,079,896
9,402	Coca-Cola Enterprises, Inc.	271,718
10,777	ConAgra Foods, Inc.	282,896
12,189	Constellation Brands, Inc., Class A*	266,208
5,201	Costco Wholesale Corp.	447,598
11,028	CVS Caremark Corp.	497,363
6,711	Dr. Pepper Snapple Group, Inc.	255,354
8,416	Hormel Foods Corp.	239,604
877	Kimberly-Clark Corp.	63,916
2,712	Kraft Foods, Inc., Class A	103,246
13,736	Kroger Co. (The)	326,779
2,590	Lorillard, Inc.	339,497
5,315	McCormick & Co., Inc. (Non-Voting)	268,142
4,454	PepsiCo, Inc.	280,335
11,802	Philip Morris International, Inc.	985,703
11,239	Procter & Gamble Co. (The)	758,857
13,143	Safeway, Inc.	281,917
38,589	SUPERVALU, Inc.	251,986
14,628	Tyson Foods, Inc., Class A	276,615
11,078	Walgreen Co.	367,346
11,300	Wal-Mart Stores, Inc.	667,604
3,821	Whole Foods Market, Inc.	308,508
		9,371,945
	Energy - 11.9%

4,290	Apache Corp.	463,020
4,561	Chesapeake Energy Corp.	114,025
12,656	Chevron Corp.	1,381,023
10,379	ConocoPhillips	794,512
5,224	CONSOL Energy, Inc.	187,124
4,239	Diamond Offshore Drilling, Inc.	290,244
3,600	EOG Resources, Inc.	409,896
5,760	EQT Corp.	305,395
28,056	Exxon Mobil Corp.	2,426,844
11,594	Halliburton Co.	424,224
4,749	Helmerich & Payne, Inc.	291,114
11,385	Marathon Oil Corp.	385,838
5,096	Murphy Oil Corp.	325,838
14,357	Nabors Industries Ltd.*	312,695
2,672	National Oilwell Varco, Inc.	220,520
1,795	Occidental Petroleum Corp.	187,344
8,661	QEP Resources, Inc.	295,687
4,131	Schlumberger Ltd.	320,607
99	Southwestern Energy Co.*	3,273
6,303	Sunoco, Inc.	243,485
9,666	Tesoro Corp.*	256,439
12,808	Valero Energy Corp.	313,668
2,957	Williams Cos., Inc. (The)	88,355
15,078	WPX Energy, Inc.*	273,817
		10,314,987
	Financials - 12.9%

7,535	Aflac, Inc.	356,029
10,717	Allstate Corp. (The)	336,835
385	American Express Co.	20,363
6,592	Aon Corp.	308,572
6,282	Assurant, Inc.	266,797
2,367	AvalonBay Communities, Inc. (REIT)	306,929
79,726	Bank of America Corp.	635,416
2,253	Capital One Financial Corp.	114,002
7,328	Citigroup, Inc.	244,169
30,714	Genworth Financial, Inc., Class A*	279,190
370	Goldman Sachs Group, Inc. (The)	42,602
14,442	Hartford Financial Services Group, Inc.	299,094
8,051	HCP, Inc. (REIT)	318,014
5,379	Health Care REIT, Inc. (REIT)	292,833
18,537	Host Hotels & Resorts, Inc. (REIT)	292,514
379	IntercontinentalExchange, Inc.*	52,287
12,934	JPMorgan Chase & Co.	507,530
35,924	KeyCorp	290,984
9,551	Leucadia National Corp.	272,108
4,821	Marsh & McLennan Cos., Inc.	150,415
12,250	MetLife, Inc.	472,238
7,564	Moody’s Corp.	292,046
19,952	Morgan Stanley	369,910
9,729	NASDAQ OMX Group, Inc. (The)*	256,262
10,421	NYSE Euronext	310,233
19,519	People’s United Financial, Inc.	245,744
7,013	Plum Creek Timber Co., Inc. (REIT)	274,629
6,648	Prudential Financial, Inc.	406,592
2,541	Public Storage (REIT)	340,672
50,575	Regions Financial Corp.	291,312
3,328	Simon Property Group, Inc. (REIT)	450,877
18,383	SLM Corp.	289,716
11,465	SunTrust Banks, Inc.	263,236

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,497	T. Rowe Price Group, Inc.	$338,560
1,304	U.S. Bancorp	38,338
4,536	Ventas, Inc. (REIT)	253,653
23,556	Wells Fargo & Co.	737,067
12,289	Zions Bancorp.	233,491
		11,251,259
	Health Care - 9.2%

5,102	Abbott Laboratories	288,824
7,335	Agilent Technologies, Inc.*	319,953
1,558	Allergan, Inc.	139,581
7,768	AmerisourceBergen Corp.	290,135
470	Amgen, Inc.	31,936
544	Baxter International, Inc.	31,623
3,714	Becton, Dickinson and Co.	283,081
46,959	Boston Scientific Corp.*	292,085
1,856	Bristol-Myers Squibb Co.	59,707
2,602	C.R. Bard, Inc.	243,599
7,394	Cardinal Health, Inc.	307,221
5,817	Celgene Corp.*	426,532
4,182	Cerner Corp.*	308,757
8,935	Coventry Health Care, Inc.*	292,085
7,328	Covidien plc	382,888
10,901	Eli Lilly & Co.	427,755
3,800	Humana, Inc.	330,980
10,269	Johnson & Johnson	668,307
4,258	McKesson Corp.	355,586
858	Medco Health Solutions, Inc.*	57,992
7,822	Medtronic, Inc.	298,175
9,644	Merck & Co., Inc.	368,111
28,021	Pfizer, Inc.	591,243
7,508	St. Jude Medical, Inc.	316,237
9,101	UnitedHealth Group, Inc.	507,381
5,683	WellPoint, Inc.	372,975
		7,992,749
	Industrials - 9.2%

750	3M Co.	65,700
986	Boeing Co. (The)	73,901
4,795	C.H. Robinson Worldwide, Inc.	317,285
5,545	Caterpillar, Inc.	633,294
15,000	CSX Corp.	315,150
3,050	Cummins, Inc.	367,738
4,787	Dover Corp.	306,464
5,244	Eaton Corp.	273,684
3,961	FedEx Corp.	356,450
5,018	Fluor Corp.	303,489
871	General Dynamics Corp.	63,783
41,365	General Electric Co.	788,003
3,876	L-3 Communications Holdings, Inc.	272,289
4,197	Lockheed Martin Corp.	371,057
5,201	Norfolk Southern Corp.	358,349
5,289	Northrop Grumman Corp.	316,335
7,585	PACCAR, Inc.	348,986
3,480	Parker Hannifin Corp.	312,539
13,873	Pitney Bowes, Inc.	251,517
9,944	Republic Services, Inc.	296,630
9,171	Robert Half International, Inc.	260,732
4,894	Ryder System, Inc.	260,508
10,700	Textron, Inc.	294,357
156	Tyco International Ltd.	8,084
620	Union Pacific Corp.	68,355
8,122	United Parcel Service, Inc., Class B	624,501
1,583	United Technologies Corp.	132,766
		8,041,946
	Information Technology - 18.9%

7,704	Accenture plc, Class A	458,696
2,353	Adobe Systems, Inc.*	77,390
28,239	Advanced Micro Devices, Inc.*	207,557
5,057	Apple, Inc.*	2,743,119
20,387	Applied Materials, Inc.	249,537
1,123	Autodesk, Inc.*	42,506
7,195	BMC Software, Inc.*	269,381
9,094	Broadcom Corp., Class A*	337,842
11,080	CA, Inc.	299,492
15,569	Cisco Systems, Inc.	309,512
4,927	Cognizant Technology Solutions Corp., Class A*	349,571
7,655	Computer Sciences Corp.	243,123
21,661	Dell, Inc.*	374,735
1,093	EMC Corp.*	30,265
2,408	F5 Networks, Inc.*	300,904
1,701	Google, Inc., Class A*	1,051,643
6,500	Harris Corp.	283,595
2,182	Hewlett-Packard Co.	55,226
35,344	Intel Corp.	950,047
4,774	International Business Machines Corp.	939,189
10,998	Jabil Circuit, Inc.	284,078
5,792	KLA-Tencor Corp.	280,333
1,177	Mastercard, Inc., Class A	494,340
46,172	Microsoft Corp.	1,465,499
9,739	Molex, Inc.	263,927
7,720	Motorola Mobility Holdings, Inc.*	306,484
26,048	Oracle Corp.	762,425
12,651	QUALCOMM, Inc.	786,639
17,642	Symantec Corp.*	314,733
4,109	TE Connectivity Ltd.	150,184
4,570	Visa, Inc., Class A	531,811
7,600	Western Digital Corp.*	298,300
17,466	Western Union Co. (The)	305,131
34,944	Xerox Corp.	287,589
22,007	Yahoo!, Inc.*	326,364
		16,431,167
	Materials - 3.7%

3,515	Air Products & Chemicals, Inc.	317,194
3,493	Airgas, Inc.	287,579
3,442	Alcoa, Inc.	35,005
5,365	Allegheny Technologies, Inc.	235,362
8,161	Bemis Co., Inc.	256,011
1,693	CF Industries Holdings, Inc.	314,898
3,190	Cliffs Natural Resources, Inc.	202,501
3,974	Eastman Chemical Co.	215,113
3,330	Freeport-McMoRan Copper & Gold, Inc.	141,725
5,443	Mosaic Co. (The)	314,333
7,157	Nucor Corp.	311,544
3,465	PPG Industries, Inc.	316,181
8,854	United States Steel Corp.	241,006
		3,188,452
	Telecommunication Services - 2.1%

22,185	AT&T, Inc.	678,639
9,743	CenturyLink, Inc.	392,156
50,916	Frontier Communications Corp.	233,704
20,313	MetroPCS Communications, Inc.*	209,224
8,589	Verizon Communications, Inc.	327,327
		1,841,050

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 5.0%

8,895	American Electric Power Co., Inc.	$334,541
15,521	CenterPoint Energy, Inc.	302,504
12,429	CMS Energy Corp.	266,105
5,466	Consolidated Edison, Inc.	317,575
650	DTE Energy Co.	35,093
7,428	Edison International	311,010
4,589	Entergy Corp.	305,765
7,950	FirstEnergy Corp.	352,105
4,992	Integrys Energy Group, Inc.	259,734
7,938	Northeast Utilities	284,974
12,576	NRG Energy, Inc.*	215,050
13,173	Pepco Holdings, Inc.	256,083
2,727	Pinnacle West Capital Corp.	128,251
12,038	PPL Corp.	343,685
10,105	Public Service Enterprise Group, Inc.	311,032
11,944	Xcel Energy, Inc.	316,397
		4,339,904
	Total Common Stocks (Cost $76,647,635)	82,254,433

Principal Amount
	U.S. Government & Agency Securities (a) - 0.4%
	Federal Home Loan Bank
$358,474	0.00%, due 03/01/12	358,474
13,892	0.03%, due 03/01/12	13,892
	Total U.S. Government & Agency Securities (Cost $372,366)	372,366

	Repurchase Agreements (a)(b) - 7.3%
6,296,512	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $6,296,538	6,296,512
	Total Repurchase Agreements (Cost $6,296,512)	6,296,512

	Total Investment Securities (Cost $83,316,513) — 102.3%	88,923,311
	Liabilities in excess of other assets — (2.3%)	(1,972,385)
	Net Assets — 100.0%	$86,950,926

*                      Non-income producing security.

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $13,488,915.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,373,202
Aggregate gross unrealized depreciation	(2,190,377)
Net unrealized appreciation	$5,182,825
Federal income tax cost of investments	$83,740,486

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(16,445,297)	$(1,681,133)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	17,955,340	1,567,175

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(9,281,473)	(3,053,416)

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	12,462,083	1,095,303

		$(2,072,071)

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks - 11.2%
	Consumer Discretionary - 1.6%

356	Carnival plc (ADR)	$10,573
652	Honda Motor Co., Ltd. (ADR)	24,854
1,016	Intercontinental Hotels Group plc (ADR)	23,185
667	Luxottica Group S.p.A. (ADR)	23,825
3,299	Panasonic Corp. (ADR)	30,681
1,002	Pearson plc (ADR)	19,098
1,078	Reed Elsevier N.V. (ADR)	26,616
584	Reed Elsevier plc (ADR)	20,417
833	Sony Corp. (ADR)	17,818
397	Toyota Motor Corp. (ADR)	32,836
330	WPP plc (ADR)	21,176
		251,079
	Consumer Staples - 0.9%

457	Anheuser-Busch InBev NV (ADR)	30,733
309	British American Tobacco plc (ADR)	31,296
328	Coca Cola Hellenic Bottling Co. S.A. (ADR)*	6,186
391	Delhaize Group S.A. (ADR)	21,517
311	Diageo plc (ADR)	29,719
719	Unilever plc (ADR)	23,346
		142,797
	Energy - 1.2%

486	BP plc (ADR)	22,920
411	Cie Generale de Geophysique-Veritas (ADR)*	12,527
308	ENI S.p.A. (ADR)	14,229
426	Repsol YPF S.A. (ADR)	11,055
422	Royal Dutch Shell plc, Class A (ADR)	30,844
404	Royal Dutch Shell plc, Class B (ADR)	30,009
1,043	Statoil ASA (ADR)	29,705
387	Tenaris S.A. (ADR)	14,969
513	Total S.A. (ADR)	28,764
		195,022
	Financials - 1.6%

1,313	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	11,804
1,662	Banco Santander S.A. (ADR)	13,795
530	Barclays plc (ADR)	8,252
889	Credit Suisse Group AG (ADR)	23,843
117	Governor & Co. of the Bank of Ireland (The) (ADR)*	851
732	HSBC Holdings plc (ADR)	32,515
1,910	ING Groep N.V. (ADR)*	16,789
1,602	Lloyds Banking Group plc (ADR)*	3,524
4,076	Mitsubishi UFJ Financial Group, Inc. (ADR)	20,828
6,841	Mizuho Financial Group, Inc. (ADR)	22,575
790	National Bank of Greece S.A. (ADR)*	2,441
6,020	Nomura Holdings, Inc. (ADR)	27,632
700	Prudential plc (ADR)	15,932
538	Royal Bank of Scotland Group plc (ADR)*	4,794
3,744	Sumitomo Mitsui Financial Group, Inc. (ADR)	25,422
280	Westpac Banking Corp. (ADR)	31,217
		262,214
	Health Care - 1.6%

625	AstraZeneca plc (ADR)	28,056
2	Biolase Technology, Inc.*	6
595	Elan Corp. plc (ADR)*	7,438
379	Fresenius Medical Care AG & Co. KGaA (ADR)	26,651
665	GlaxoSmithKline plc (ADR)	29,466
816	Novartis AG (ADR)	44,480
252	Novo Nordisk A/S (ADR)	35,363
763	Sanofi (ADR)	28,254
219	Shire plc (ADR)	22,918
498	Smith & Nephew plc (ADR)	24,412
247	Teva Pharmaceutical Industries Ltd. (ADR)	11,068
		258,112
	Industrials - 1.2%

1,549	ABB Ltd. (ADR)*	31,739
844	Koninklijke Philips Electronics N.V.	17,707
557	Kubota Corp. (ADR)	27,354
67	Mitsui & Co., Ltd. (ADR)	23,048
902	Nidec Corp. (ADR)	21,161
623	Ryanair Holdings plc (ADR)*	20,883
414	Siemens AG (ADR)	41,280
		183,172
	Information Technology - 0.7%

857	Advantest Corp. (ADR)	12,169
1,711	Alcatel-Lucent (ADR)*	4,226
269	ARM Holdings plc (ADR)	7,311
294	Canon, Inc. (ADR)	13,330
362	Hitachi Ltd. (ADR)	21,094
445	NICE Systems Ltd. (ADR)*	15,215
919	Nokia Oyj (ADR)	4,861
414	SAP AG (ADR)	27,991
1,041	Telefonaktiebolaget LM Ericsson (ADR)	10,389
		116,586
	Materials - 1.1%

2,547	Alumina Ltd. (ADR)	14,671
685	BHP Billiton Ltd. (ADR)	52,622
720	CRH plc (ADR)	15,393
500	James Hardie Industries SE (ADR)	19,765
50	Randgold Resources Ltd. (ADR)	5,736
242	Rio Tinto plc (ADR)	13,777
1,265	Sims Metal Management Ltd. (ADR)	20,569
493	Syngenta AG (ADR)*	32,213
		174,746
	Telecommunication Services - 1.1%

448	BT Group plc (ADR)	15,295
1,944	France Telecom S.A. (ADR)	29,782
1,556	Nippon Telegraph & Telephone Corp. (ADR)	36,660
1,837	NTT DoCoMo, Inc. (ADR)	31,394
652	Partner Communications Co., Ltd. (ADR)	4,818
1,701	Portugal Telecom, SGPS, S.A. (ADR)	8,845
761	Telecom Italia S.p.A. (ADR)	8,774
1,259	Telefonica S.A. (ADR)	21,516
515	Vodafone Group plc (ADR)	13,952
		171,036

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
	Utilities - 0.2%

483	National Grid plc (ADR)	$24,725
344	Veolia Environnement S.A. (ADR)	4,173
		28,898
	Total Common Stocks (Cost $1,595,292)	1,783,662

No. of Warrants
	Warrants - 0.0%
6	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities - 70.5%
	Federal Home Loan Bank
$69,990	0.00%, due 03/01/12	69,990
2,712	0.03%, due 03/01/12	2,712
	U.S. Treasury Bill
11,174,000	0.00%, due 05/03/12	11,172,670
	Total U.S. Government & Agency Securities (Cost $11,245,187)	11,245,372

	Repurchase Agreements (a) - 7.5%
1,200,552	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $1,200,556	1,200,552
	Total Repurchase Agreements (Cost $1,200,552)	1,200,552

	Total Investment Securities (Cost $14,041,031) — 89.2%	14,229,586
	Other assets less liabilities — 10.8%	1,717,595
	Net Assets — 100.0%	$15,947,181

*                      Non-income producing security.

^                       Security fair valued in accordance with procedures adopted by the Board of Trustees.  At February 29, 2012, the value of these securities amounted to $— or 0.00% of net assets.

(a)               The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR       American Depositary Receipt

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,727
Aggregate gross unrealized depreciation	(16,252)
Net unrealized appreciation	$173,475
Federal income tax cost of investments	$14,056,111

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of February 29, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Euro Futures Contracts	10	03/19/12	$832,750	$(15,790)

Cash collateral in the amount of $23,063 was pledged to cover margin requirements for open futures contracts as of February 29, 2012.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE US Dollar Net Total Return Index	$2,610,232	$67,545

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets US Dollar Net Total Return Index	540,437	10,488

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000 Total Return Index	3,570,623	294,368

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Total Return Index	(4,129,442)	(237,742)

		$134,659

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) - 95.0%
	Consumer Discretionary - 10.5%

2,260	Best Buy Co., Inc.	$55,822
976	Carnival Corp.	29,563
2,671	CBS Corp. (Non-Voting), Class B	79,863
3,123	D.R. Horton, Inc.	44,784
1,999	Domino’s Pizza, Inc.*	76,882
4,989	Ford Motor Co.	61,764
2,096	GameStop Corp., Class A	47,747
3,888	Gannett Co., Inc.	57,698
1,535	Gap, Inc. (The)	35,858
651	Genuine Parts Co.	40,805
5,080	Goodyear Tire & Rubber Co. (The)*	65,329
1,948	Home Depot, Inc. (The)	92,666
1,550	J.C. Penney Co., Inc.	61,380
718	Kohl’s Corp.	35,670
1,470	Leggett & Platt, Inc.	33,266
1,164	Liberty Global, Inc., Class A*	58,410
2,936	Liberty Interactive Corp., Class A*	55,079
2,321	Lowe’s Cos., Inc.	65,870
3,050	Macy’s, Inc.	115,808
2,670	MGM Resorts International*	36,766
695	Mohawk Industries, Inc.*	44,139
11,769	Office Depot, Inc.*	38,838
2,890	OfficeMax, Inc.*	16,184
4,609	PulteGroup, Inc.*	40,651
866	Sears Holdings Corp.*	60,326
1,244	Target Corp.	70,522
3,477	Time Warner, Inc.	129,379
672	Whirlpool Corp.	50,783
		1,601,852
	Consumer Staples - 10.5%

5,463	Altria Group, Inc.	164,436
2,464	Archer-Daniels-Midland Co.	76,877
1,030	Bunge Ltd.	69,340
2,002	Coca-Cola Enterprises, Inc.	57,858
2,061	ConAgra Foods, Inc.	54,101
728	Costco Wholesale Corp.	62,652
1,997	CVS Caremark Corp.	90,065
7,792	Dean Foods Co.*	95,530
2,007	Kraft Foods, Inc., Class A	76,406
4,139	Kroger Co. (The)	98,467
573	Lorillard, Inc.	75,109
1,078	Reynolds American, Inc.	45,200
52,033	Rite Aid Corp.*	80,131
3,800	Safeway, Inc.	81,510
1,988	Smithfield Foods, Inc.*	46,579
11,899	SUPERVALU, Inc.	77,700
2,297	Sysco Corp.	67,578
2,901	Tyson Foods, Inc., Class A	54,858
831	Walgreen Co.	27,556
2,404	Wal-Mart Stores, Inc.	142,028
6,222	Winn-Dixie Stores, Inc.*	58,984
		1,602,965
	Energy - 11.9%

2,560	Chevron Corp.	279,347
3,733	ConocoPhillips	285,761
648	Diamond Offshore Drilling, Inc.	44,369
2,197	Exterran Holdings, Inc.*	31,637
1,926	Exxon Mobil Corp.	166,599
2,051	Frontline Ltd.	10,993
2,887	Helix Energy Solutions Group, Inc.*	55,546
921	Hess Corp.	59,791
3,150	Marathon Oil Corp.	106,754
1,575	Marathon Petroleum Corp.	65,441
887	Murphy Oil Corp.	56,715
2,147	Nabors Industries Ltd.*	46,762
1,709	Spectra Energy Corp.	53,629
3,332	Sunoco, Inc.	128,715
3,951	Tesoro Corp.*	104,820
789	Transocean Ltd.	42,085
7,318	Valero Energy Corp.	179,218
1,431	Williams Cos., Inc. (The)	42,758
917	World Fuel Services Corp.	38,202
477	WPX Energy, Inc.*	8,662
		1,807,804
	Financials - 17.4%

575	Allied World Assurance Co. Holdings AG	37,933
3,895	Allstate Corp. (The)	122,420
1,775	Apartment Investment & Management Co., Class A (REIT)	44,091
2,523	Associated Banc-Corp	33,404
1,368	Assurant, Inc.	58,099
25,691	Bank of America Corp.	204,757
2,662	BB&T Corp.	77,863
1,821	Capital One Financial Corp.	92,143
6,981	CapitalSource, Inc.	47,122
1,011	Chubb Corp. (The)	68,708
1,453	Cincinnati Financial Corp.	51,102
5,267	Citigroup, Inc.	175,496
8,638	CNO Financial Group, Inc.*	64,094
903	Comerica, Inc.	26,810
1,511	CommonWealth REIT (REIT)	28,105
6,449	Fidelity National Financial, Inc., Class A	111,310
3,416	Fifth Third Bancorp	46,492
3,397	First Horizon National Corp.	31,932
6,522	Genworth Financial, Inc., Class A*	59,285
4,647	Hartford Financial Services Group, Inc.	96,239
1,919	Hospitality Properties Trust (REIT)	47,457
2,621	Interactive Brokers Group, Inc., Class A	41,569
5,618	iStar Financial, Inc. (REIT)*	39,607
3,498	JPMorgan Chase & Co.	137,261
1,504	Kemper Corp.	43,044
7,639	KeyCorp	61,876
1,988	Lincoln National Corp.	49,382
1,073	Loews Corp.	41,997
3,456	Morgan Stanley	64,074
3,096	Old Republic International Corp.	33,622
1,972	PHH Corp.*	26,859
14,266	Popular, Inc.*	27,105
630	Potlatch Corp. (REIT)	19,417
1,585	Primerica, Inc.	39,657
640	Prudential Financial, Inc.	39,142
13,264	Regions Financial Corp.	76,401
3,201	SunTrust Banks, Inc.	73,495
21,614	Synovus Financial Corp.	45,822
2,406	Travelers Cos., Inc. (The)	139,476
1,684	Unum Group	38,816
2,457	XL Group plc	51,106
1,999	Zions Bancorp.	37,981
		2,652,571
	Health Care - 11.3%

1,727	Aetna, Inc.	80,754
2,716	AmerisourceBergen Corp.	101,443
9,103	Boston Scientific Corp.*	56,621
3,292	Bristol-Myers Squibb Co.	105,904

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,960	Cardinal Health, Inc.	$122,988
1,255	Community Health Systems, Inc.*	31,676
1,797	Coventry Health Care, Inc.*	58,744
2,111	Eli Lilly & Co.	82,836
1,929	Health Net, Inc.*	72,800
1,133	Humana, Inc.	98,684
1,472	Kindred Healthcare, Inc.*	15,147
1,519	McKesson Corp.	126,852
1,012	Medco Health Solutions, Inc.*	68,401
1,355	Merck & Co., Inc.	51,720
1,292	Omnicare, Inc.	45,453
9,698	Pfizer, Inc.	204,628
5,740	Tenet Healthcare Corp.*	32,431
753	Thermo Fisher Scientific, Inc.*	42,635
2,180	UnitedHealth Group, Inc.	121,535
892	WellCare Health Plans, Inc.*	60,531
2,069	WellPoint, Inc.	135,788
		1,717,571
	Industrials - 9.4%

3,432	Avis Budget Group, Inc.*	44,273
5,679	Delta Air Lines, Inc.*	55,711
1,121	EMCOR Group, Inc.	31,164
408	FedEx Corp.	36,716
809	General Cable Corp.*	25,055
650	General Dynamics Corp.	47,599
11,476	General Electric Co.	218,618
3,653	Hertz Global Holdings, Inc.*	52,238
206	Huntington Ingalls Industries, Inc.*	7,391
682	L-3 Communications Holdings, Inc.	47,911
967	Lockheed Martin Corp.	85,492
717	Manpower, Inc.	30,881
3,499	Masco Corp.	41,568
662	Navistar International Corp.*	27,658
1,238	Northrop Grumman Corp.	74,045
735	Owens Corning*	23,263
1,807	Pitney Bowes, Inc.	32,761
3,021	R.R. Donnelley & Sons Co.	41,750
1,301	Raytheon Co.	65,727
990	Ryder System, Inc.	52,698
2,039	SkyWest, Inc.	23,285
1,203	Terex Corp.*	30,544
1,773	Textron, Inc.	48,775
1,346	Tyco International Ltd.	69,750
3,215	United Continental Holdings, Inc.*	66,390
979	United Stationers, Inc.	28,430
974	URS Corp.*	42,515
6,027	US Airways Group, Inc.*	44,660
1,254	Waste Management, Inc.	43,865
78	YRC Worldwide, Inc.*	713
		1,441,446
	Information Technology - 9.8%

2,593	AOL, Inc.*	46,570
2,076	Applied Materials, Inc.	25,410
1,290	Arrow Electronics, Inc.*	51,793
1,575	Avnet, Inc.*	56,291
1,402	Computer Sciences Corp.	44,528
5,648	Dell, Inc.*	97,710
1,141	Fidelity National Information Services, Inc.	36,204
2,764	Hewlett-Packard Co.	69,957
1,014	IAC/InterActiveCorp	46,238
4,715	Ingram Micro, Inc., Class A*	90,198
5,328	Intel Corp.	143,217
310	International Business Machines Corp.	60,986
1,731	Jabil Circuit, Inc.	44,712
856	Lexmark International, Inc., Class A	31,569
4,821	Micron Technology, Inc.*	41,220
2,672	Microsoft Corp.	84,809
1,973	Motorola Solutions, Inc.	98,255
2,441	Sanmina-SCI Corp.*	28,316
3,474	Seagate Technology plc	91,227
843	SYNNEX Corp.*	34,757
1,269	TE Connectivity Ltd.	46,382
1,195	Tech Data Corp.*	63,909
889	Texas Instruments, Inc.	29,648
902	Unisys Corp.*	16,849
1,198	Western Digital Corp.*	47,022
5,423	Xerox Corp.	44,631
2,025	Yahoo!, Inc.*	30,031
		1,502,439
	Materials - 3.0%

1,700	AK Steel Holding Corp.	13,464
3,998	Alcoa, Inc.	40,660
657	Ashland, Inc.	41,759
2,688	Commercial Metals Co.	35,724
2,028	Dow Chemical Co. (The)	67,958
1,647	Huntsman Corp.	22,498
2,286	International Paper Co.	80,353
1,110	MeadWestvaco Corp.	33,611
1,136	Nucor Corp.	49,450
1,130	Owens-Illinois, Inc.*	27,007
670	United States Steel Corp.	18,237
604	Vulcan Materials Co.	26,914
		457,635
	Telecommunication Services - 4.9%

10,237	AT&T, Inc.	313,150
1,696	Level 3 Communications, Inc.*	41,230
29,838	Sprint Nextel Corp.*	73,700
1,449	Telephone & Data Systems, Inc.	36,616
6,602	Verizon Communications, Inc.	251,602
2,818	Windstream Corp.	34,041
		750,339
	Utilities - 6.3%

4,922	AES Corp. (The)*	66,742
2,898	Ameren Corp.	92,939
2,686	Constellation Energy Group, Inc.	97,394
1,040	DTE Energy Co.	56,150
3,304	Duke Energy Corp.	69,120
10,019	Dynegy, Inc.*	13,025
1,479	Edison International	61,926
2,171	FirstEnergy Corp.	96,154
13,538	GenOn Energy, Inc.*	33,303
839	Integrys Energy Group, Inc.	43,653
3,033	NiSource, Inc.	72,792
3,779	NRG Energy, Inc.*	64,621
899	ONEOK, Inc.	74,293
3,326	Pepco Holdings, Inc.	64,657
2,456	Questar Corp.	47,204
		953,973
	Total Common Stocks (Cost $14,181,375)	14,488,595

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 1.1%
	Federal Home Loan Bank
$165,139	0.00%, due 03/01/12	$165,139
6,400	0.03%, due 03/01/12	6,400
	Total U.S. Government & Agency Securities (Cost $171,539)	171,539

	Repurchase Agreements (a)(b) - 18.8%
2,871,389	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $2,871,401	2,871,389
	Total Repurchase Agreements (Cost $2,871,389)	2,871,389

	Total Investment Securities (Cost $17,224,303) — 114.9%	17,531,523
	Liabilities in excess of other assets — (14.9%)	(2,277,704)
	Net Assets — 100.0%	$15,253,819

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $7,591,052.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$691,437
Aggregate gross unrealized depreciation	(898,179)
Net unrealized depreciation	$(206,742)
Federal income tax cost of investments	$17,738,265

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	$(15,030,253)	$(1,254,223)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	224,099	16,542

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	(272,629)	(1,548,506)

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	532,137	502,045

		$(2,284,142)

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	Sovereign Governments & Agencies (a) - 75.1%
	Germany - 75.1%

	Bundesrepublik Deutschland
$127,000	4.25%, due 01/04/14	$182,573
122,000	4.25%, due 07/04/14	178,443
117,000	3.75%, due 01/04/19	182,167
117,000	3.50%, due 07/04/19	180,013
107,000	4.00%, due 01/04/37	182,890
	Free State of Bavaria
61,000	3.13%, due 01/16/14	85,097
57,000	4.13%, due 01/16/17	85,491
	Gemeinsame Deutsche Bundeslaender
63,000	3.25%, due 04/29/14	88,309
	KFW
124,000	3.13%, due 04/08/16	178,957
125,000	3.13%, due 06/15/18	180,588
122,000	3.88%, due 01/21/19	183,683
124,000	3.63%, due 01/20/20	184,066
126,000	3.38%, due 01/18/21	184,010
	Landwirtschaftliche Rentenbank
63,000	3.25%, due 03/12/14	88,401
	State of Baden-Wurttemberg
65,000	3.25%, due 01/22/14	90,771
63,000	3.50%, due 01/14/15	89,979
	State of Berlin
64,000	3.75%, due 06/11/13	88,763
62,000	4.25%, due 09/15/14	89,328
	State of Brandenburg
50,000	4.00%, due 10/24/16	74,136
50,000	3.50%, due 06/15/21	72,918
	State of Hesse
63,000	3.13%, due 05/13/14	88,145
65,000	2.00%, due 06/16/15	89,157
	State of North Rhine-Westphalia
99,000	2.13%, due 10/13/16	135,553
	State of Saxony-Anhalt
50,000	4.50%, due 09/11/17	76,399
51,000	3.75%, due 04/06/21	75,827
	Total Sovereign Governments & Agencies (Cost $3,016,718)	3,135,664

	Corporate Bonds (a) - 15.3%
	Banks - 10.7%

	Landeskreditbank Baden-Wuerttemberg Foerderbank
67,000	1.63%, due 08/25/14	90,842
61,000	3.50%, due 07/04/16	88,484
	Landwirtschaftliche Rentenbank
65,000	2.88%, due 08/30/21	90,699
	NRW Bank
63,000	3.38%, due 03/18/14	88,041
65,000	2.63%, due 04/25/14	89,634
		447,700
	Diversified Financial Services - 2.5%

	HSH Finanzfonds AoeR
73,000	3.63%, due 06/17/14	102,777

	Municipal - 2.1%

	Gemeinsame Deutsche Bundeslaender
63,000	3.00%, due 05/17/16	89,625
	Total Corporate Bonds (Cost $620,772)	640,102

	U.S. Government & Agency Securities (a) - 0.4%
	Federal Home Loan Bank
16,830	0.00%, due 03/01/12	16,830
652	0.03%, due 03/01/12	652
	Total U.S. Government & Agency Securities (Cost $17,482)	17,482

	Repurchase Agreements (a)(b) - 7.4%
307,900	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $307,900	307,900
	Total Repurchase Agreements (Cost $307,900)	307,900

	Total Investment Securities (Cost $3,962,872) — 98.2%	4,101,148
	Other assets less liabilities — 1.8%	73,448
	Net Assets — 100.0%	$4,174,596

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $19,201.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,276
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$138,276
Federal income tax cost of investments	$3,962,872

See accompanying notes to schedules of portfolio investments.

Swap Agreements††

German Sovereign/Sub-Sovereign ETF had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Societe Generale, based on the Markit iBoxx® EUR Germany Sovereign & Sub-Sovereign Liquid Index	$331,492	$11,196

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) - 82.6%

	U.S. Treasury Bonds
$1,175,000	2.13%, due 02/15/41	$1,680,148
1,666,000	0.75%, due 02/15/42	1,682,001
		3,362,149
	Total Long-Term U.S. Treasury Obligations (Cost $3,334,364)	3,362,149

	U.S. Government & Agency Securities (a) - 0.6%
	Federal Home Loan Bank
22,528	0.00%, due 03/01/12	22,528
873	0.03%, due 03/01/12	873
	Total U.S. Government & Agency Securities (Cost $23,401)	23,401

	Repurchase Agreements (a)(b) - 9.7%
396,427	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $396,427	396,427
	Total Repurchase Agreements (Cost $396,427)	396,427

	Total Investment Securities (Cost $3,754,192) — 92.9%	3,781,977
	Other assets less liabilities — 7.1%	289,985
	Net Assets — 100.0%	$4,071,962

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $10,001.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,826
Aggregate gross unrealized depreciation	(1,041)
Net unrealized appreciation	$27,785
Federal income tax cost of investments	$3,754,192

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$717,243	$17,225

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	(5,356,342)	3,133

		$20,358

See accompanying notes to schedules of portfolio investments.

UltraPro 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) - 85.1%

	U.S. Treasury Note
$3,280,100	0.13%, due 01/15/22	$3,409,741
	Total Long-Term U.S. Treasury Obligation (Cost $3,387,519)	3,409,741

	U.S. Government & Agency Securities (a) - 0.7%
	Federal Home Loan Bank
25,789	0.00%, due 03/01/12	25,789
999	0.03%, due 03/01/12	999
	Total U.S. Government & Agency Securities (Cost $26,788)	26,788

	Repurchase Agreements (a)(b) - 14.5%
582,370	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $582,371	582,370
	Total Repurchase Agreements (Cost $582,370)	582,370

	Total Investment Securities (Cost $3,996,677) — 100.3%	4,018,899
	Liabilities in excess of other assets — (0.3%)	(13,835)
	Net Assets — 100.0%	$4,005,064

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $140,002.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,222
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$22,222
Federal income tax cost of investments	$3,996,677

Swap Agreements

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$(13,537,422)	$(52,612)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	8,631,164	40,064

		$(12,548)

See accompanying notes to schedules of portfolio investments.

Short 30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) - 82.5%

	U.S. Treasury Bonds
$1,211,500	4.75%, due 02/15/41	$1,616,500
1,604,500	3.13%, due 02/15/42	1,616,910
		3,233,410
	Total Long-Term U.S. Treasury Obligations (Cost $3,245,138)	3,233,410

	U.S. Government & Agency Securities (a) - 1.0%
	Federal Home Loan Bank
39,110	0.00%, due 03/01/12	39,110
1,516	0.03%, due 03/01/12	1,516
	Total U.S. Government & Agency Securities (Cost $40,626)	40,626

	Repurchase Agreements (a)(b) - 18.4%
720,880	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $720,882	720,880
	Total Repurchase Agreements (Cost $720,880)	720,880

	Total Investment Securities (Cost $4,006,644) — 101.9%	3,994,916
	Liabilities in excess of other assets — (1.9%)	(74,428)
	Net Assets — 100.0%	$3,920,488

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $50,003.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(11,728)
Net unrealized depreciation	$(11,728)
Federal income tax cost of investments	$4,006,644

Swap Agreements

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$(3,917,388)	$(68,317)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	1,899,490	(991)

		$(69,308)

See accompanying notes to schedules of portfolio investments.

UltraPro Short 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 29, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) - 84.7%

	U.S. Treasury Note
$3,364,200	2.00%, due 11/15/21	$3,381,810
	Total Long-Term U.S. Treasury Obligation (Cost $3,374,393)	3,381,810

	U.S. Government & Agency Securities (a) - 0.7%
	Federal Home Loan Bank
27,684	0.00%, due 03/01/12	27,684
1,073	0.03%, due 03/01/12	1,073
	Total U.S. Government & Agency Securities (Cost $28,757)	28,757

	Repurchase Agreements (a)(b) - 14.7%
584,886	Repurchase Agreements with various counterparties, rates 0.10% - 0.17%, dated 02/29/12, due 03/01/12, total to be received $584,887	584,886
	Total Repurchase Agreements (Cost $584,886)	584,886

	Total Investment Securities (Cost $3,988,036) — 100.1%	3,995,453
	Liabilities in excess of other assets — (0.1%)	(3,436)
	Net Assets — 100.0%	$3,992,017

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/29/12, the aggregate amount held in a segregated account was $110,002.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,417
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$7,417
Federal income tax cost of investments	$3,988,036

Swap Agreements

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of February 29, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$10,052,759	$35,470

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	(11,966,589)	(56,883)

		$(21,413)

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 113 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

Securities prices are generally valued at their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short period may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•             Level 1— Quoted prices in active markets for identical assets.

•    Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

•    Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The Funds disclose significant transfers between levels based on valuations at the end of the reporting period.  There were no significant transfers between Level 1, 2, or 3 as of February 29, 2012, based on levels assigned to securities on May 31, 2011.

The following is a summary of the valuations as of February 29, 2012 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks	Futures Contracts*	Rights / Warrants	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra QQQ®	$158,142,461	$11,767,431	—	—	$46,870,354	$280,060,195	$71,677,404	$485,073,010	$83,444,835
Ultra Dow30SM	106,028,401	1,405,675	—	—	30,904,225	108,546,060	8,415,654	245,478,686	9,821,329
Ultra S&P500®	805,854,252	13,535,328	—	—	109,140,221	407,193,821	122,371,418	1,322,188,294	135,906,746
Ultra Russell3000	150,107	—	$1	—	129,529	2,969,952	682,483	3,249,589	682,483
Ultra MidCap400	130,980,695	2,022,219	—	—	6,060,133	132,486,071	9,829,825	269,526,899	11,852,044
Ultra SmallCap600	24,615,916	—	—	—	333,329	6,517,734	1,798,622	31,466,979	1,798,622
Ultra Russell2000	233,754,991	4,426,288	1,843	—	16,484,423	118,117,814	772,165	368,359,071	5,198,453
UltraPro QQQ®	60,661,147	5,028,508	—	—	2,501,391	73,997,797	32,086,281	137,160,335	37,114,789
UltraPro Dow30SM	42,672,512	1,045,660	—	—	325,292	22,325,234	9,830,666	65,323,038	10,876,326
UltraPro S&P500®	88,280,153	3,246,899	—	—	6,965,885	145,547,079	14,613,551	240,793,117	17,860,450
UltraPro MidCap400	10,483,612	962,099	—	—	473,894	15,525,611	3,563,059	26,483,117	4,525,158
UltraPro Russell2000	62,474,383	2,164,078	976	—	9,590,072	37,128,833	5,466,375	109,194,264	7,630,453
Ultra Russell1000 Value	3,585,696	—	—	—	114,315	2,347,211	977,664	6,047,222	977,664
Ultra Russell1000 Growth	6,537,609	—	—	—	211,454	4,474,327	2,481,076	11,223,390	2,481,076
Ultra Russell MidCap Value	2,035,385	—	—	—	160,069	2,876,805	493,653	5,072,259	493,653
Ultra Russell MidCap Growth	4,127,224	—	—	—	318,172	5,992,992	1,327,103	10,438,388	1,327,103
Ultra Russell2000 Value	5,579,195	—	154	—	134,693	3,755,227	1,423,059	9,469,269	1,423,059
Ultra Russell2000 Growth	4,257,651	—	—	—	292,519	6,560,935	3,491,284	11,111,105	3,491,284
Ultra Basic Materials	124,557,837	—	—	—	3,416,099	77,280,985	13,889,267	205,254,921	13,889,267
Ultra Nasdaq Biotechnology	12,713,654	—	—	—	305,434	7,537,278	130,171	20,556,366	130,171
Ultra Consumer Goods	7,259,310	—	—	—	57,090	3,087,543	2,491,973	10,403,943	2,491,973
Ultra Consumer Services	3,904,245	—	—	—	47,825	2,749,640	2,314,656	6,701,710	2,314,656
Ultra Financials	553,670,078	—	—	—	85,321,350	188,613,244	19,956,826	827,604,672	19,956,826
Ultra Health Care	28,847,526	—	—	—	147,093	4,192,655	4,977,715	33,187,274	4,977,715
Ultra Industrials	15,875,992	—	—	—	494,860	9,409,054	188,904	25,779,906	188,904
Ultra Oil & Gas	137,088,262	—	—	—	35,677,863	73,217,344	12,285,399	245,983,469	12,285,399
Ultra Real Estate	242,325,063	—	—	—	36,605,922	63,418,116	(7,565,807)	342,349,101	(7,565,807)
Ultra KBW Regional Banking	2,129,926	—	—	—	59,064	1,812,334	419,547	4,001,324	419,547
Ultra Semiconductors	23,207,247	—	—	—	642,792	17,638,396	6,226,156	41,488,435	6,226,156
Ultra Technology	47,257,257	—	—	—	1,788,774	37,020,644	11,091,312	86,066,675	11,091,312
Ultra Telecommunications	1,690,400	—	—	—	49,160	1,318,102	251,658	3,057,662	251,658
Ultra Utilities	13,631,912	—	—	—	247,150	5,649,051	26,663	19,528,113	26,663
Ultra MSCI EAFE	—	—	—	—	891,308	7,465,995	1,811,974	8,357,303	1,811,974
Ultra MSCI Emerging Markets	—	—	—	—	4,562,806	20,035,945	5,379,965	24,598,751	5,379,965
Ultra MSCI Europe	—	—	—	—	938,868	1,269,734	706,289	2,208,602	706,289
Ultra MSCI Pacific ex-Japan	—	—	—	—	91,447	2,344,156	764,975	2,435,603	764,975
Ultra MSCI Brazil	—	—	—	—	444,561	11,036,634	1,990,530	11,481,195	1,990,530
Ultra FTSE China 25	—	—	—	—	8,593,430	24,407,091	2,805,003	33,000,521	2,805,003
Ultra MSCI Japan	—	—	—	—	679,315	14,127,036	3,470,902	14,806,351	3,470,902
Ultra MSCI Mexico Investable Market	—	—	—	—	40,524	1,168,963	481,655	1,209,487	481,655
Ultra 7-10 Year Treasury	—	(118)	—	$7,962,417	387,220	2,085,910	10,722,679	10,435,547	10,722,561
Ultra 20+ Year Treasury	—	1,070	—	6,267,565	5,681	733,703	5,671,292	7,006,949	5,672,362
Ultra High Yield	—	—	—	—	188,035	3,631,203	196,068	3,819,238	196,068
Ultra Investment Grade Corporate	—	—	—	—	129,926	1,393,977	669,768	1,523,903	669,768
Short QQQ®	—	(1,393,498)	—	—	20,317,904	171,559,786	(18,128,624)	191,877,690	(19,522,122)
Short Dow30SM	—	(924,361)	—	—	31,996,042	253,160,136	(6,377,764)	285,156,178	(7,302,125)
Short S&P500®	—	(1,181,118)	—	—	152,643,987	1,901,960,275	(188,140,521)	2,054,604,262	(189,321,639)
Short MidCap400	—	(6,371)	—	—	1,494,276	29,176,396	(2,940,833)	30,670,672	(2,947,204)

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks	Futures Contracts*	Rights / Warrants	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short SmallCap600	—	—	—	—	972,459	17,343,177	(1,000,342)	18,315,636	(1,000,342)
Short Russell2000	—	(377,893)	—	—	37,931,610	306,563,224	(2,774,121)	344,494,834	(3,152,014)
UltraShort QQQ®	—	(6,001,571)	—	—	32,296,716	635,064,110	(103,283,928)	667,360,826	(109,285,499)
UltraShort Dow30SM	—	(744,847)	—	—	29,809,924	282,466,337	(27,385,552)	312,276,261	(28,130,399)
UltraShort S&P500®	—	(2,781,299)	—	—	123,598,818	1,756,081,594	(246,706,466)	1,879,680,412	(249,487,765)
UltraShort Russell3000	—	—	—	—	65,856	1,662,656	(165,753)	1,728,512	(165,753)
UltraShort MidCap400	—	(553)	—	—	1,618,550	32,425,823	(949,063)	34,044,373	(949,616)
UltraShort SmallCap600	—	—	—	—	511,395	9,956,349	(1,607,775)	10,467,744	(1,607,775)
UltraShort Russell2000	—	545,262	—	—	31,613,102	280,298,549	(39,169,719)	311,911,651	(38,624,457)
UltraPro Short QQQ®	—	(863,545)	—	—	24,569,775	116,207,300	(24,806,122)	140,777,075	(25,669,667)
UltraPro Short Dow30SM	—	(79,041)	—	—	17,909,561	66,412,244	(6,186,385)	84,321,805	(6,265,426)
UltraPro Short S&P500®	—	(857,110)	—	—	68,746,836	478,499,884	(79,985,674)	547,246,720	(80,842,784)
UltraPro Short MidCap400	—	(705)	—	—	303,177	6,459,124	(2,015,816)	6,762,301	(2,016,521)
UltraPro Short Russell2000	—	235,120	—	—	9,932,905	55,550,416	(7,457,544)	65,483,321	(7,222,424)
UltraShort Russell1000 Value	—	—	—	—	76,446	2,051,314	(328,243)	2,127,760	(328,243)
UltraShort Russell1000 Growth	—	—	—	—	92,588	2,368,727	(410,831)	2,461,315	(410,831)
UltraShort Russell MidCap Value	—	—	—	—	46,828	1,461,134	(118,889)	1,507,962	(118,889)
UltraShort Russell MidCap Growth	—	—	—	—	72,310	2,006,152	(249,924)	2,078,462	(249,924)
UltraShort Russell2000 Value	—	—	—	—	193,569	4,788,417	(147,739)	4,981,986	(147,739)
UltraShort Russell2000 Growth	—	—	—	—	479,001	12,450,943	(1,241,708)	12,929,944	(1,241,708)
Short Basic Materials	—	—	—	—	318,925	6,188,038	215,691	6,506,963	215,691
Short Financials	—	—	—	—	15,481,197	72,566,727	(2,347,764)	88,047,924	(2,347,764)
Short Oil & Gas	—	—	—	—	1,328,780	5,965,806	(208,861)	7,294,586	(208,861)
Short Real Estate	—	—	—	—	1,777,395	33,733,107	(8,508)	35,510,502	(8,508)
Short KBW Regional Banking	—	—	—	—	341,398	6,859,708	(10,084)	7,201,106	(10,084)
UltraShort Basic Materials	—	—	—	—	2,131,124	44,082,966	2,153,153	46,214,090	2,153,153
UltraShort Nasdaq Biotechnology	—	—	—	—	193,644	4,626,573	(78,064)	4,820,217	(78,064)
UltraShort Consumer Goods	—	—	—	—	106,438	2,404,104	(153,133)	2,510,542	(153,133)
UltraShort Consumer Services	—	—	—	—	435,971	9,219,537	(994,423)	9,655,508	(994,423)
UltraShort Financials	—	—	—	—	63,164,833	234,340,377	(20,278,170)	297,505,210	(20,278,170)
UltraShort Health Care	—	—	—	—	168,619	3,760,708	(48,917)	3,929,327	(48,917)
UltraShort Industrials	—	—	—	—	215,609	6,369,728	(1,133,367)	6,585,337	(1,133,367)
UltraShort Oil & Gas	—	—	—	—	22,731,450	45,219,942	(4,161,818)	67,951,392	(4,161,818)
UltraShort Real Estate	—	—	—	—	29,673,841	110,111,006	(8,940,966)	139,784,847	(8,940,966)
UltraShort Semiconductors	—	—	—	—	742,498	18,013,735	(598,655)	18,756,233	(598,655)
UltraShort Technology	—	—	—	—	638,576	14,942,934	(1,384,376)	15,581,510	(1,384,376)
UltraShort Telecommunications	—	—	—	—	84,658	2,141,718	(139,426)	2,226,376	(139,426)
UltraShort Utilities	—	—	—	—	146,114	3,267,583	(268,624)	3,413,697	(268,624)
Short MSCI EAFE	—	—	—	—	46,602,120	135,970,351	(28,070,636)	182,572,471	(28,070,636)
Short MSCI Emerging Markets	—	—	—	—	57,833,259	152,617,030	(45,097,746)	210,450,289	(45,097,746)
Short FTSE China 25	—	—	—	—	3,049,564	9,038,465	(2,378,138)	12,088,029	(2,378,138)
UltraShort MSCI EAFE	—	—	—	—	777,178	24,939,624	(7,787,367)	25,716,802	(7,787,367)
UltraShort MSCI Emerging Markets	—	—	—	—	33,166,415	47,481,236	(53,622,751)	80,647,651	(53,622,751)
UltraShort MSCI Europe	—	—	—	—	55,237,886	110,948,389	(53,807,511)	166,186,275	(53,807,511)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	111,121	2,433,442	(1,005,335)	2,544,563	(1,005,335)
UltraShort MSCI Brazil	—	—	—	—	422,583	16,701,785	(8,338,322)	17,124,368	(8,338,322)
UltraShort FTSE China 25	—	—	—	—	100,911,301	105,137,806	(69,007,471)	206,049,107	(69,007,471)
UltraShort MSCI Japan	—	—	—	—	544,282	12,346,319	(688,700)	12,890,601	(688,700)

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks	Futures Contracts*	Rights / Warrants	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort MSCI Mexico Investable Market	—	—	—	—	85,032	3,317,962	(1,669,139)	3,402,994	(1,669,139)
Short 7-10 Year Treasury	—	(29)	—	—	1,032,712	17,303,846	(286,614)	18,336,558	(286,643)
Short 20+ Year Treasury	—	45,262	—	—	41,761,675	798,591,867	(95,987,468)	840,353,542	(95,942,206)
Short High Yield	—	—	—	—	1,854,399	32,594,156	(3,821,546)	34,448,555	(3,821,546)
Short Investment Grade Corporate	—	—	—	—	1,352,804	2,222,223	(356,097)	3,575,027	(356,097)
UltraShort 3-7 Year Treasury	—	—	—	—	237,180	4,076,710	(98,027)	4,313,890	(98,027)
UltraShort 7-10 Year Treasury	—	7,544	—	—	35,483,842	369,743,705	(36,915,878)	405,227,547	(36,908,334)
UltraShort 20+ Year Treasury	—	520,809	—	—	277,349,970	3,262,239,313	(430,923,974)	3,539,589,283	(430,403,165)
UltraShort TIPS	—	—	—	—	1,249,672	698,575	(516,873)	1,948,247	(516,873)
Credit Suisse 130/30	82,254,433	—	—	—	372,366	6,296,512	(2,072,071)	88,923,311	(2,072,071)
Hedge Replication ETF	1,783,662	(15,790)	—	—	11,245,372	1,200,552	134,659	14,229,586	118,869
RAFI® Long/Short	14,488,595	—	—	—	171,539	2,871,389	(2,284,142)	17,531,523	(2,284,142)
German Sovereign/Sub-Sovereign ETF	—	—	—	640,102	3,153,146	307,900	11,196	4,101,148	11,196
30 Year TIPS/TSY Spread	—	—	—	3,362,149	23,401	396,427	20,358	3,781,977	20,358
UltraPro 10 Year TIPS/TSY Spread	—	—	—	3,409,741	26,788	582,370	(12,548)	4,018,899	(12,548)
Short 30 Year TIPS/TSY Spread	—	—	—	3,233,410	40,626	720,880	(69,308)	3,994,916	(69,308)
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	3,381,810	28,757	584,886	(21,413)	3,995,453	(21,413)

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Ultra Russell3000	Ultra Russell2000	UltraPro Russell2000	Ultra Russell2000 Growth
Balance as of 05/31/11	$—	$—	$—	$—
Total gain or loss (realized/unrealized) included in earnings	9	16,878	763	3,949
Sales	(9)	(16,878)	(763)	(3,949)
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Balance as of 02/29/12	$—	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 02/29/12	$—	$—	$—	$—

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

American Depositary Receipts (“ADRs”)

The Funds may invest in depositary receipts, including ADRs. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock outside the U.S., the Funds can avoid certain risks related to investing in foreign securities in non-U.S. markets.

Repurchase Agreements

Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to fully invest available cash in these instruments.

On February 29, 2012, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 0.15%, dated 02/29/12, due 03/01/12 (1)	Credit Suisse (USA) LLC, 0.16%, dated 02/29/12, due 03/01/12 (2)	ING Financial Markets LLC, 0.16%, dated 02/29/12, due 03/01/12 (3)	ING Financial Markets LLC, 0.17%, dated 02/29/12, due 03/01/12 (4)	JPMorgan Securities, Inc., 0.12%, dated 02/29/12, due 03/01/12 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 02/29/12, due 03/01/12 (6)	UBS Securities LLC, 0.10%, dated 02/29/12, due 03/01/12 (7)	UBS Securities LLC, 0.14%, dated 02/29/12, due 03/01/12 (8)	UBS Securities LLC, 0.16%, dated 02/29/12, due 03/01/12 (9)
Ultra QQQ®	$52,080,358	$21,640,096	$1,003,939	$19,311,766	$26,496,565	$36,671,885	$3,862,353	$78,835,676	$40,157,557
Ultra Dow30SM	19,820,190	8,491,880	388,476	7,509,668	10,214,801	14,116,398	1,501,934	30,963,653	15,539,060
Ultra S&P500®	79,138,748	30,485,169	1,465,585	27,846,425	39,037,106	54,226,008	5,569,285	110,802,106	58,623,389
Ultra Russell3000	434,922	263,102	10,444	212,764	263,384	357,738	42,553	967,304	417,741
Ultra MidCap400	20,348,159	11,465,528	467,511	9,426,862	11,891,262	16,209,581	1,885,372	42,091,367	18,700,429
Ultra SmallCap600	1,119,221	530,207	23,204	455,737	602,723	828,811	91,147	1,938,533	928,151
Ultra Russell2000	20,198,316	9,632,973	420,365	8,264,866	10,910,139	14,997,638	1,652,973	35,225,947	16,814,597
UltraPro QQQ®	8,398,942	7,253,381	255,992	5,466,579	6,196,795	8,266,226	1,093,316	26,826,894	10,239,672
UltraPro Dow30SM	1,092,235	2,601,268	74,740	1,747,152	1,653,351	2,111,230	349,430	9,706,210	2,989,618
UltraPro S&P500®	23,389,409	12,299,351	515,390	10,285,918	13,218,816	18,082,387	2,057,184	45,083,038	20,615,586
UltraPro MidCap400	1,591,198	1,570,819	53,414	1,158,562	1,274,515	1,688,961	231,712	5,819,851	2,136,579
UltraPro Russell2000	5,516,648	3,266,412	130,697	2,654,468	3,304,616	4,493,351	530,894	12,003,860	5,227,887
Ultra Russell1000 Value	383,837	196,448	8,323	165,428	214,173	293,374	33,086	719,620	332,922
Ultra Russell1000 Growth	710,002	380,684	15,828	316,816	405,012	553,484	63,363	1,396,009	633,129
Ultra Russell MidCap Value	537,464	221,576	10,317	198,203	272,549	377,358	39,641	807,023	412,674
Ultra Russell MidCap Growth	1,068,330	476,288	21,403	416,383	560,079	772,493	83,277	1,738,598	856,141
Ultra Russell2000 Value	452,260	360,638	13,036	275,650	318,378	426,403	55,130	1,332,291	521,441
Ultra Russell2000 Growth	982,194	575,090	23,108	468,564	585,054	795,962	93,713	2,112,935	924,315
Ultra Basic Materials	11,470,265	6,802,306	272,016	5,525,915	6,876,483	9,349,337	1,105,183	24,998,857	10,880,623
Ultra Nasdaq Biotechnology	1,025,560	690,111	26,369	545,270	656,699	887,124	109,054	2,542,336	1,054,755
Ultra Consumer Goods	191,693	348,112	10,407	238,869	234,751	302,767	47,774	1,296,901	416,269
Ultra Consumer Services	160,584	312,916	9,250	213,415	207,540	266,943	42,683	1,166,296	370,013
Ultra Financials	31,988,844	15,457,847	670,791	13,215,470	17,381,923	23,878,418	2,643,094	56,545,199	26,831,658
Ultra Health Care	493,895	405,811	14,535	308,509	353,808	473,140	61,702	1,499,839	581,416
Ultra Industrials	1,661,597	752,271	33,577	654,791	876,976	1,208,657	130,958	2,747,166	1,343,061
Ultra Oil & Gas	12,907,145	5,860,363	261,239	5,096,854	6,820,859	9,399,235	1,019,371	21,402,709	10,449,569
Ultra Real Estate	10,104,226	5,384,037	224,416	4,487,715	5,746,676	7,855,790	897,543	19,741,062	8,976,651
Ultra KBW Regional Banking	198,317	179,764	6,257	134,388	150,662	200,493	26,878	665,300	250,275
Ultra Semiconductors	2,158,310	1,684,177	61,289	1,292,423	1,500,534	2,011,860	258,485	6,219,740	2,451,578
Ultra Technology	6,006,180	3,112,088	131,190	2,612,409	3,370,817	4,614,469	522,482	11,403,390	5,247,619
Ultra Telecommunications	165,066	124,775	4,587	96,325	112,700	151,347	19,265	460,570	183,467
Ultra Utilities	829,856	499,693	19,869	404,514	501,365	681,133	80,903	1,836,966	794,752
Ultra MSCI EAFE	1,146,221	646,249	26,345	531,264	670,040	913,337	106,253	2,372,492	1,053,794
Ultra MSCI Emerging Markets	2,682,978	1,846,862	70,020	1,452,397	1,739,188	2,346,723	290,479	6,806,488	2,800,810
Ultra MSCI Europe	97,271	137,878	4,312	96,982	99,305	129,406	19,396	512,721	172,463
Ultra MSCI Pacific ex-Japan	307,052	218,040	8,180	170,392	202,453	272,742	34,078	804,004	327,215
Ultra MSCI Brazil	1,492,703	1,013,088	38,596	799,036	960,238	1,296,604	159,807	3,732,737	1,543,825
Ultra FTSE China 25	3,471,232	2,191,666	85,647	1,755,484	2,149,052	2,912,561	351,097	8,064,471	3,425,881
Ultra MSCI Japan	2,280,942	1,190,723	50,043	997,640	1,284,649	1,757,954	199,528	4,363,834	2,001,723
Ultra MSCI Mexico Investable Market	136,067	113,614	4,050	86,127	98,400	131,483	17,225	420,004	161,993
Ultra 7-10 Year Treasury	353,413	171,054	7,418	146,177	192,176	263,981	29,235	625,744	296,712
Ultra 20+ Year Treasury	19,075	90,306	2,427	58,561	51,813	64,919	11,712	337,801	97,089
Ultra High Yield	631,366	293,153	12,941	253,373	336,965	463,828	50,675	1,071,264	517,638

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 0.15%, dated 02/29/12, due 03/01/12 (1)	Credit Suisse (USA) LLC, 0.16%, dated 02/29/12, due 03/01/12 (2)	ING Financial Markets LLC, 0.16%, dated 02/29/12, due 03/01/12 (3)	ING Financial Markets LLC, 0.17%, dated 02/29/12, due 03/01/12 (4)	JPMorgan Securities, Inc., 0.12%, dated 02/29/12, due 03/01/12 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 02/29/12, due 03/01/12 (6)	UBS Securities LLC, 0.10%, dated 02/29/12, due 03/01/12 (7)	UBS Securities LLC, 0.14%, dated 02/29/12, due 03/01/12 (8)	UBS Securities LLC, 0.16%, dated 02/29/12, due 03/01/12 (9)
Ultra Investment Grade Corporate	268,390	105,087	5,013	95,501	133,259	184,964	19,100	382,149	200,514
Short QQQ®	27,312,001	14,571,327	607,057	12,141,746	15,542,689	21,245,747	2,428,349	53,428,610	24,282,260
Short Dow30SM	47,036,101	19,573,540	907,437	17,459,696	23,945,262	33,138,396	3,491,939	71,310,280	36,297,485
Short S&P500®	339,451,317	151,041,654	6,793,386	132,117,847	177,809,284	245,268,286	26,423,569	551,319,477	271,735,455
Short MidCap400	5,017,343	2,371,391	103,883	2,039,602	2,699,144	3,712,050	407,920	8,669,725	4,155,338
Short SmallCap600	3,265,235	1,328,620	62,240	1,193,191	1,646,853	2,281,603	238,638	4,837,204	2,489,593
Short Russell2000	57,014,432	23,686,384	1,098,955	21,138,927	29,004,854	40,143,738	4,227,785	86,289,967	43,958,182
UltraShort QQQ®	76,838,900	60,887,451	2,205,199	46,592,313	53,895,675	72,205,280	9,318,463	224,912,881	88,207,948
UltraShort Dow30SM	33,870,252	27,169,532	980,307	20,744,319	23,925,970	32,034,403	4,148,864	100,380,401	39,212,289
UltraShort S&P500®	307,848,978	141,051,198	6,262,715	122,362,441	163,336,577	224,978,767	24,472,488	515,259,816	250,508,614
UltraShort Russell3000	221,127	153,694	5,808	120,628	144,097	194,337	24,126	566,523	232,316
UltraShort MidCap400	5,434,615	2,676,028	115,208	2,276,364	2,978,528	4,087,902	455,273	9,793,568	4,608,337
UltraShort SmallCap600	1,717,116	807,808	35,458	695,671	921,819	1,268,042	139,134	2,952,963	1,418,338
UltraShort Russell2000	33,616,483	26,959,253	972,795	20,584,698	23,743,275	31,790,192	4,116,940	99,603,133	38,911,780
UltraPro Short QQQ®	10,310,126	12,215,570	397,035	8,780,301	9,299,649	12,217,009	1,756,060	45,350,158	15,881,392
UltraPro Short Dow30SM	6,752,288	6,734,850	228,392	4,959,535	5,443,724	7,210,298	991,907	24,955,585	9,135,665
UltraPro Short S&P500®	58,977,898	45,566,713	1,663,416	35,032,296	40,770,940	54,691,595	7,006,459	168,253,935	66,536,632
UltraPro Short MidCap400	1,017,981	551,552	22,838	457,829	583,628	797,156	91,566	2,023,075	913,499
UltraPro Short Russell2000	4,836,045	5,865,881	189,634	4,203,514	4,431,627	5,815,529	840,703	21,782,119	7,585,364
UltraShort Russell1000 Value	256,682	194,242	7,138	149,921	175,361	235,482	29,984	716,998	285,506
UltraShort Russell1000 Growth	310,884	220,150	8,267	172,136	204,667	275,764	34,427	811,745	330,687
UltraShort Russell MidCap Value	157,233	145,688	5,040	108,526	121,069	160,937	21,705	539,344	201,592
UltraShort Russell MidCap Growth	242,795	192,324	6,966	147,180	170,265	228,111	29,436	710,424	278,651
UltraShort Russell2000 Value	649,948	438,881	16,749	346,517	416,961	563,166	69,303	1,616,917	669,975
UltraShort Russell2000 Growth	1,608,346	1,164,575	43,411	906,565	1,071,945	1,442,680	181,313	4,295,676	1,736,432
Short Basic Materials	1,070,857	501,023	22,044	432,124	573,472	789,076	86,425	1,831,244	881,773
Short Financials	13,020,163	5,743,070	259,312	5,036,103	6,794,400	9,376,158	1,007,221	20,957,838	10,372,462
Short Oil & Gas	970,033	500,892	21,145	420,839	543,523	744,183	84,168	1,835,231	845,792
Short Real Estate	5,967,973	2,693,913	120,396	2,346,804	3,145,742	4,336,128	469,361	9,836,931	4,815,859
Short KBW Regional Banking	1,146,314	567,085	24,367	481,796	629,603	863,901	96,359	2,075,620	974,663
UltraShort Basic Materials	7,155,692	3,704,704	156,224	3,110,517	4,014,417	5,495,748	622,103	13,574,610	6,248,951
UltraShort Nasdaq Biotechnology	650,201	417,683	16,222	333,296	406,201	550,030	66,659	1,537,413	648,868
UltraShort Consumer Goods	357,386	211,449	8,463	171,865	214,002	290,994	34,373	777,051	338,521
UltraShort Consumer Services	1,463,865	784,164	32,616	652,754	834,676	1,140,709	130,551	2,875,553	1,304,649
UltraShort Financials	29,397,317	22,168,761	815,529	17,121,844	20,044,161	26,920,950	3,424,369	81,826,307	32,621,139
UltraShort Health Care	566,174	328,728	13,251	268,363	335,829	457,088	53,673	1,207,567	530,035
UltraShort Industrials	723,953	624,092	22,037	470,497	533,566	711,815	94,099	2,308,171	881,498
UltraShort Oil & Gas	7,197,207	3,841,222	160,006	3,200,454	4,096,503	5,599,523	640,091	14,084,707	6,400,229
UltraShort Real Estate	15,173,256	10,027,030	385,549	7,952,811	9,622,272	13,010,563	1,590,562	36,926,996	15,421,967
UltraShort Semiconductors	2,493,090	1,637,289	63,093	1,300,316	1,575,787	2,131,346	260,063	6,029,031	2,523,720
UltraShort Technology	2,144,152	1,336,397	52,469	1,073,487	1,318,570	1,788,205	214,697	4,916,194	2,098,763
UltraShort Telecommunications	284,257	198,144	7,480	155,424	185,528	250,177	31,085	730,408	299,215
UltraShort Utilities	490,610	286,003	11,511	233,264	291,594	396,801	46,653	1,050,705	460,442

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 0.15%, dated 02/29/12, due 03/01/12 (1)	Credit Suisse (USA) LLC, 0.16%, dated 02/29/12, due 03/01/12 (2)	ING Financial Markets LLC, 0.16%, dated 02/29/12, due 03/01/12 (3)	ING Financial Markets LLC, 0.17%, dated 02/29/12, due 03/01/12 (4)	JPMorgan Securities, Inc., 0.12%, dated 02/29/12, due 03/01/12 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 02/29/12, due 03/01/12 (6)	UBS Securities LLC, 0.10%, dated 02/29/12, due 03/01/12 (7)	UBS Securities LLC, 0.14%, dated 02/29/12, due 03/01/12 (8)	UBS Securities LLC, 0.16%, dated 02/29/12, due 03/01/12 (9)
Short MSCI EAFE	24,964,853	10,598,107	486,862	9,397,690	12,816,140	17,719,307	1,879,538	38,633,354	19,474,500
Short MSCI Emerging Markets	24,745,816	12,833,708	540,806	10,770,603	13,893,955	19,019,208	2,154,121	47,026,592	21,632,221
Short FTSE China 25	1,073,467	872,339	31,350	664,486	764,043	1,022,308	132,897	3,223,560	1,254,015
UltraShort MSCI EAFE	2,609,536	2,507,966	85,895	1,857,427	2,055,346	2,727,273	371,485	9,288,894	3,435,802
UltraShort MSCI Emerging Markets	4,894,725	4,795,816	163,404	3,541,243	3,902,052	5,172,818	708,249	17,766,766	6,536,163
UltraShort MSCI Europe	10,258,909	11,543,800	379,785	8,354,753	8,941,093	11,774,390	1,670,951	42,833,297	15,191,411
UltraShort MSCI Pacific ex-Japan	373,111	210,775	8,586	173,191	218,318	297,562	34,638	773,824	343,437
UltraShort MSCI Brazil	1,418,908	1,773,687	56,955	1,266,211	1,327,149	1,739,180	253,242	6,588,265	2,278,188
UltraShort FTSE China 25	11,543,403	10,417,473	363,045	7,793,521	8,746,059	11,641,322	1,558,704	38,552,484	14,521,795
UltraShort MSCI Japan	1,827,539	1,088,142	43,448	883,149	1,097,838	1,492,329	176,630	3,999,310	1,737,934
UltraShort MSCI Mexico Investable Market	285,515	351,318	11,321	251,297	264,196	346,469	50,259	1,304,752	452,835
Short 7-10 Year Treasury	3,467,546	1,265,545	62,461	1,176,248	1,674,571	2,332,097	235,250	4,591,679	2,498,449
Short 20+ Year Treasury	140,223,510	64,079,189	2,848,411	55,629,883	74,312,600	102,371,054	11,125,977	234,064,805	113,936,438
Short High Yield	6,226,530	2,471,197	117,127	2,236,335	3,108,529	4,311,844	447,267	8,990,253	4,685,074
Short Investment Grade Corporate	412,802	171,838	7,965	153,265	210,178	290,866	30,653	626,044	318,612
UltraShort 3-7 Year Treasury	796,381	304,044	14,680	278,515	391,438	543,975	55,703	1,104,772	587,202
UltraShort 7-10 Year Treasury	66,757,210	29,142,922	1,321,970	25,631,794	34,681,465	47,884,197	5,126,359	106,318,969	52,878,819
UltraShort 20+ Year Treasury	501,908,656	282,069,368	11,513,144	232,060,983	292,932,239	399,363,869	46,412,197	1,035,453,078	460,525,779
UltraShort TIPS	133,703	52,892	2,511	47,913	66,661	92,481	9,583	192,402	100,429
Credit Suisse 130/30	1,250,297	463,791	22,709	428,791	607,621	845,557	85,758	1,683,647	908,341
Hedge Replication ETF	244,108	86,794	4,340	81,369	116,712	162,739	16,274	314,628	173,588
RAFI® Long/Short	575,978	209,839	10,366	195,147	277,964	387,139	39,029	761,296	414,631
German Sovereign/Sub-Sovereign ETF	58,701	23,378	1,106	21,133	29,348	40,700	4,227	85,058	44,249
30 Year TIPS/TSY Spread	78,572	29,243	1,429	27,007	38,234	53,197	5,401	106,166	57,178
UltraPro 10 Year TIPS/TSY Spread	89,948	50,255	2,056	41,404	52,346	71,386	8,281	184,460	82,234
Short 30 Year TIPS/TSY Spread	136,410	55,028	2,588	49,549	68,556	95,019	9,910	200,292	103,528
UltraPro Short 10 Year TIPS/TSY Spread	96,559	48,690	2,076	41,160	53,505	73,346	8,232	178,297	83,021

	2,250,000,000	1,200,000,000	50,000,000	1,000,000,000	1,280,220,514	1,750,000,000	200,000,001	4,400,000,000	2,000,000,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 29, 2012 as follows:

(1)              U.S. Treasury Notes, 1.00% to 4.50%, due 12/31/13 to 11/15/20, which had an aggregate value of $2,295,574,450.

(2)              U.S. Treasury Bills, 0%, due 03/01/12 to 02/07/13; U.S. Treasury Note, 0.25%, due 10/31/13, which had an aggregate value of $1,224,002,075.

(3)              U.S. Treasury Notes, 0.88% to 3.63%, due 09/30/16 to 08/15/21, which had an aggregate value of $51,004,585.

(4)              Federal Home Loan Bank, 0.13% to 5.44%, due 04/02/12 to 12/20/22; Federal Home Loan Mortgage Corp., 1.00% to 4.63%, due 10/25/12 to 03/08/17;

Federal National Mortgage Association, 1.00% to 4.13%, due 12/27/12 to 11/28/16, which had an aggregate value of $1,020,001,965.

(5)              U.S. Treasury Bonds, 0% to 3.88%, due 01/15/25 to 02/15/41; U.S. Treasury Notes, 0% to 2.63%, due 04/15/12 to 01/15/22, which had an aggregate value of $1,305,834,337.

(6)              U.S. Treasury Bills, 0%, due 03/15/12 to 12/13/12; U.S. Treasury Bonds, 0% to 7.63%, due 05/15/12 to 02/15/42; U.S. Treasury Notes, 0% to 4.88%, due 04/15/12 to 01/15/22, which had an aggregate value of $1,785,000,001.

(7)              U.S. Treasury Notes, 1.25% to 1.50%, due 12/31/13 to 03/15/14, which had an aggregate value of $204,000,096.

(8)              U.S. Treasury Bonds, 1.75% to 7.63%, due 08/15/23 to 11/15/41; U.S. Treasury Notes, 0.25% to 4.75%, due 11/30/13 to 01/15/21, which had an aggregate value of $4,488,000,181.

(9)              U.S. Treasury Bonds, 0% to 11.25%, due 02/15/14 to 02/15/42; U.S. Treasury Notes, 0.13% to 5.13%, due 10/31/12 to 01/15/22, which had an aggregate value of $2,040,000,068.

Real Estate Investment Trusts (“REITs”)

The Funds may invest in equity or mortgage REITs.  Equity REITs invest primarily in real property while mortgage REITs invest in construction, development and long-term mortgage loans.  The value of a REIT investment may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act.

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

Accounting for Derivatives Instruments

In seeking to achieve each Fund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. Cash-settled futures contracts obligate the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. The Funds generally choose to engage in closing or offsetting transactions before final settlement.

Upon entering into a futures contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the futures contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of gaining exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Most swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis.” Consequently, each Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the Funds may gain exposure to only a representative sample of the securities in the index, which exposure is intended to have aggregate characteristics similar to those of the index, or to a component of the index. On a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets, plus an amount equal to any dividends or interest that would have been received on those assets. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by each Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (generally, equity price risk related to equity index swap agreements, and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A Fund will enter into swap agreements only with major global financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The Advisor may use various techniques to minimize counterparty risk including early termination and payment, using different counterparties, limiting the net amount due from any individual counterparty and by requiring that counterparties post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk. As of February 29, 2012, the collateral posted by counterparties consisted of U.S. treasury securities.

The Funds, as applicable, collateralize swap agreements by segregating or designating cash and certain securities as indicated on their Schedule of Portfolio Investments. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the Fund. In the event of a default by the counterparty, the Fund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its rights with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganizational proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

All of the outstanding swap agreements held by the Funds on February 29, 2012 contractually terminate within twenty five months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount existing at the date of termination.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be particularly adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Correlation and Compounding Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its index, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund’s ability to meet its daily investment objective on or around that day.

Compounding affects all investments, but has a more significant impact on a leveraged, inverse, or inverse leveraged fund. These Funds are subject to all of the correlation risks described above. In addition, as a result of mathematical compounding and because such Funds have a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. As a result of compounding, leveraged, inverse and inverse leveraged Funds are unlikely to provide a simple multiple (e.g., -1x,-2x, 3x or -3x) of an index’s return over periods longer than a single day. A “single day” is measured from the time a Fund calculates its net asset value to the time of the Fund’s next net asset value calculation. During periods of higher index volatility, the volatility of the index may affect the Fund’s return as much as or more than the return of the index.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

•        Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. The Funds may structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds have sought to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The Funds enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be major global financial institutions.

At February 29, 2012, the Ultra QQQ®, Ultra S&P500®, Ultra Russell3000, Ultra SmallCap600, UltraPro QQQ®, UltraPro Dow30SM, UltraPro Russell2000, Ultra Russell1000 Value, Ultra Russell1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Value, Ultra Russell2000 Growth, Ultra Basic Materials, Ultra Consumer Goods, Ultra Consumer Services, Ultra Health Care, Ultra KBW Regional Banking, Ultra Semiconductors, Ultra Telecommunications, Ultra MSCI EAFE, Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra MSCI Brazil, Ultra MSCI Japan, Ultra MSCI Mexico Investable Market, Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury and Ultra Investment Grade Corporate Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Risks Associated with the Use of Derivatives

The Funds use investment techniques and derivatives that may be considered aggressive. Because the Funds’ investment in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.  Using derivatives may also result in imperfect correlation between the values of the instruments and an index, which may prevent a fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if an index has a dramatic intraday move in value that causes a material decline in the Fund’s net asset value, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund.  In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective.  This, in turn, may prevent the Fund from achieving its investment objective even if the Fund reverses all or a portion of its intraday move by the end of the day.  Swap-related financing, borrowing and other costs will have the effect of lowering the Fund’s return.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains obtaining exposure to or achieving a high correlation or inverse correlation with its index.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 29, 2012 (Unaudited)

5. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 24, 2012

By:
/s/ Charles Todd
Charles Todd
Treasurer
April 24, 2012